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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008 to April 30, 2009

Item 1.	Reports to Stockholders

2009 SEMIANNUAL REPORT

Russell Funds

APRIL 30, 2009

FUND	SHARE CLASS	FUND NAME PRIOR TO SEPTEMBER 2, 2008

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y	Equity I Fund

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y	Equity Q Fund

Russell U.S. Growth Fund	C, E, I, S	Select Growth Fund

Russell U.S. Value Fund	C, E, I, S	Select Value Fund

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y	Equity II Fund

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y	International Fund

Russell Global Equity Fund	A, C, E, S, Y	Global Equity Fund

Russell Emerging Markets Fund	A, C, E, S, Y	Emerging Markets Fund

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	C, E, S	Tax-Managed Large Cap Fund

Russell Tax-Managed U.S. Mid & Small Cap Fund	C, E, S	Tax-Managed Mid & Small Cap Fund

Taxable Fixed Income Funds

Russell Strategic Bond Fund	A, C, E, I, S, Y	Fixed Income III Fund

Russell Investment Grade Bond Fund	C, E, I, S, Y	Fixed Income I Fund

Russell Short Duration Bond Fund	A, C, E, S, Y	Short Duration Bond Fund

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	C, E, S	Tax Exempt Bond Fund

Specialty Funds

Russell Real Estate Securities Fund	A, C, E, S, Y	Real Estate Securities Fund

Money Market Funds

Russell Money Market Fund	A, S	Money Market Fund

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 16 of these Funds.

Russell Investment Company

Russell Funds

Semiannual Report

April 30, 2009 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$928.10	$1,019.44
Expenses Paid During Period*	$5.16	$5.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$923.80	$1,015.77
Expenses Paid During Period*	$8.68	$9.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$927.70	$1,020.08
Expenses Paid During Period*	$4.54	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$928.80	$1,021.32
Expenses Paid During Period*	$3.35	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$928.20	$1,020.68
Expenses Paid During Period*	$3.97	$4.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$929.00	$1,021.57
Expenses Paid During Period*	$3.11	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.7%
Auto and Transportation - 2.2%
Autoliv, Inc. (Ñ)	31,100	767
CH Robinson Worldwide, Inc.	44,700	2,376
Continental Airlines, Inc. Class B (Æ)	257,356	2,707
CSX Corp.	440,200	13,025
Delta Air Lines, Inc. (Æ)	832,196	5,135
Ford Motor Co. (Æ)(Ñ)	27,712	166
Magna International, Inc. Class A	220,750	7,497
Navistar International Corp. (Æ)(Ñ)	152,800	5,776
Norfolk Southern Corp.	164,983	5,886
PACCAR, Inc. (Ñ)	197,545	7,001
Toyota Motor Corp. - ADR (Ñ)	10,900	863
UAL Corp. (Æ)(Ñ)	28,590	141
Union Pacific Corp.	592,618	29,121
United Parcel Service, Inc. Class B	53,320	2,791

		83,252

Consumer Discretionary - 12.1%
Accenture, Ltd. Class A	504,110	14,836
Activision Blizzard, Inc. (Æ)	746,568	8,041
Amazon.com, Inc. (Æ)	228,332	18,385
Apollo Group, Inc. Class A (Æ)	90,100	5,672
AutoNation, Inc. (Æ)(Ñ)	91,800	1,626
AutoZone, Inc. (Æ)(Ñ)	25,400	4,226
BCE, Inc.	256,050	5,479
Bed Bath & Beyond, Inc. (Æ)	130,800	3,979
Best Buy Co., Inc. (Ñ)	369,330	14,175
Carnival Corp.	123,400	3,317
CBS Corp. Class B	231,750	1,631
Chico’s FAS, Inc. (Æ)(Ñ)	322,350	2,463
Citadel Broadcasting Corp. (Æ)(Ñ)	4,364	—
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	849,584	3,262
Coach, Inc.	113,000	2,768
Comcast Corp. Class A	247,400	3,825
Costco Wholesale Corp.	407,032	19,782
Darden Restaurants, Inc. (Ñ)	53,200	1,967
DIRECTV Group, Inc. (The) (Æ)	219,161	5,420
Dollar Tree, Inc. (Æ)	85,300	3,612
eBay, Inc. (Æ)	259,100	4,267
Foot Locker, Inc.	103,600	1,232
Gap, Inc. (The)	80,500	1,251
Guess?, Inc.	76,430	1,990
Hasbro, Inc.	122,480	3,265
Home Depot, Inc.	355,100	9,346
JC Penney Co., Inc.	351,445	10,786
Jones Apparel Group, Inc. (Ñ)	82,100	759
Kohl’s Corp. (Æ)	249,580	11,318
Liberty Media Corp.—Capital Series A (Æ)(Ñ)	173,167	2,026
Limited Brands, Inc.	77,700	887
Liz Claiborne, Inc.	21,100	100
Lowe’s Cos., Inc.	1,832,786	39,405
Macy’s, Inc. (Ñ)	160,900	2,201
McDonald’s Corp.	1,113,797	59,354
Newell Rubbermaid, Inc.	81,800	855
News Corp. Class A	306,500	2,532

	Principal Amount ($) or Shares	Market Value $
Nike, Inc. Class B (Ñ)	904,264	47,447
Omnicom Group, Inc.	193,490	6,089
priceline.com, Inc. (Æ)(Ñ)	48,600	4,719
Robert Half International, Inc. (Ñ)	109,020	2,619
Staples, Inc.	320,600	6,611
Target Corp.	240,900	9,939
Time Warner, Inc.	179,183	3,912
VF Corp.	50,800	3,011
Viacom, Inc. Class B (Æ)	647,900	12,466
Wal-Mart Stores, Inc.	938,791	47,315
Walt Disney Co. (The)	620,590	13,591
Wynn Resorts, Ltd. (Æ)(Ñ)	194,340	7,624
Yum! Brands, Inc.	462,491	15,424

		456,807

Consumer Staples - 6.4%
Altria Group, Inc.	416,420	6,800
Clorox Co.	50,410	2,826
Coca-Cola Co. (The)	1,223,959	52,691
Coca-Cola Enterprises, Inc.	120,000	2,047
Colgate-Palmolive Co.	197,540	11,655
ConAgra Foods, Inc.	38,400	680
Diageo PLC - ADR	102,890	4,923
General Mills, Inc.	159,800	8,100
Hansen Natural Corp. (Æ)(Ñ)	102,600	4,182
JM Smucker Co. (The)	63,660	2,508
Kellogg Co.	16,800	708
Kraft Foods, Inc. Class A	359,900	8,422
Kroger Co. (The)	272,790	5,898
Lorillard, Inc.	28,800	1,818
Molson Coors Brewing Co. Class B	288,650	11,041
Nestle SA - ADR	185,190	6,009
Pepsi Bottling Group, Inc.	35,400	1,107
PepsiCo, Inc.	1,044,095	51,954
Philip Morris International, Inc.	372,470	13,483
Procter & Gamble Co. (The)	529,400	26,174
Reynolds American, Inc.	51,300	1,948
Safeway, Inc.	48,300	954
Sysco Corp.	85,410	1,993
Tyson Foods, Inc. Class A (Ñ)	874,500	9,217
Whole Foods Market, Inc. (Ñ)	173,310	3,593

		240,731

Financial Services - 14.3%
ACE, Ltd.	285,700	13,234
Aflac, Inc.	61,155	1,767
Allstate Corp. (The)	679,170	15,845
Annaly Capital Management, Inc. (ö)	879,700	12,377
Bank of America Corp. (Ñ)	2,032,625	18,151
Bank of New York Mellon Corp. (The)	908,757	23,155
BlackRock, Inc. Class A (Ñ)	17,070	2,501
Brown & Brown, Inc.	323,400	6,293
Capital One Financial Corp. (Ñ)	411,325	6,886
Charles Schwab Corp. (The)	946,600	17,493
Chubb Corp.	75,330	2,934
Deutsche Bank AG (Ñ)	22,800	1,195
Fidelity National Financial, Inc. Class A (Ñ)	415,330	7,530
Genworth Financial, Inc. Class A (Ñ)	838,950	1,980

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The)	556,724	71,539
Hartford Financial Services Group, Inc. (Ñ)	214,080	2,456
iShares Russell 1000 Value Index Fund (Ñ)	69,133	3,112
JPMorgan Chase & Co.	2,726,627	89,979
Lincoln National Corp.	127,300	1,431
Mastercard, Inc. Class A (Ñ)	191,100	35,057
MetLife, Inc.	945,322	28,123
MFA Financial, Inc. (ö)	992,950	5,848
Morgan Stanley	859,100	20,309
Northern Trust Corp.	64,290	3,495
Old Republic International Corp.	91,400	856
PNC Financial Services Group, Inc.	215,144	8,541
Progressive Corp. (The) (Æ)	117,800	1,800
Prudential Financial, Inc.	303,300	8,759
Redwood Trust, Inc. (ö)(Ñ)	322,050	5,240
RenaissanceRe Holdings, Ltd. (Ñ)	93,975	4,573
State Street Corp.	158,030	5,394
T Rowe Price Group, Inc. (Ñ)	69,700	2,685
Travelers Cos., Inc. (The)	382,494	15,736
Unum Group	103,600	1,693
US Bancorp	646,234	11,774
Visa, Inc. (Ñ)	820,837	53,322
Wells Fargo & Co.	1,174,965	23,511
XL Capital, Ltd. Class A (Ñ)	95,850	912

		537,486

Health Care - 12.3%
Abbott Laboratories	613,290	25,666
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	105,000	3,509
Allergan, Inc.	196,900	9,187
Amgen, Inc. (Æ)	278,000	13,475
Baxter International, Inc.	149,650	7,258
Boston Scientific Corp. (Æ)	938,250	7,891
Bristol-Myers Squibb Co.	334,700	6,426
Brookdale Senior Living, Inc. (Ñ)	467,200	4,817
Cardinal Health, Inc.	15,800	534
Cephalon, Inc. (Æ)(Ñ)	84,900	5,570
Covidien, Ltd.	218,200	7,196
CVS/Caremark Corp.	1,779,471	56,552
Eli Lilly & Co.	143,700	4,731
Express Scripts, Inc. Class A (Æ)	72,395	4,631
Genzyme Corp. (Æ)	52,408	2,795
Gilead Sciences, Inc. (Æ)	699,939	32,057
GlaxoSmithKline PLC - ADR	24,900	766
Illumina, Inc. (Æ)(Ñ)	32,100	1,199
Intuitive Surgical, Inc. (Æ)(Ñ)	38,845	5,583
Johnson & Johnson	303,520	15,892
Medtronic, Inc.	57,100	1,827
Merck & Co., Inc.	1,063,931	25,790
Mylan, Inc. (Æ)(Ñ)	729,500	9,666
Myriad Genetics, Inc. (Æ)	153,390	5,950
Novartis AG - ADR	273,900	10,383
Omnicare, Inc. (Ñ)	181,750	4,673
Pfizer, Inc.	2,240,463	29,933
Sanofi-Aventis SA - ADR (Ñ)	33,100	951
Schering-Plough Corp.	2,271,018	52,279
St. Jude Medical, Inc. (Æ)	454,097	15,221

	Principal Amount ($) or Shares	Market Value $
Stericycle, Inc. (Æ)(Ñ)	72,400	3,409
Stryker Corp.	244,000	9,445
Teva Pharmaceutical Industries, Ltd. - ADR	59,820	2,625
Thermo Fisher Scientific, Inc. (Æ)	358,487	12,576
UnitedHealth Group, Inc.	170,000	3,998
WellPoint, Inc. (Æ)	49,233	2,105
Wyeth	1,279,854	54,266

		460,832

Integrated Oils - 4.4%
BP PLC - ADR	17,800	756
Chevron Corp.	419,208	27,710
ConocoPhillips	157,842	6,471
Exxon Mobil Corp.	489,181	32,614
Hess Corp.	293,540	16,083
Marathon Oil Corp.	389,250	11,561
Occidental Petroleum Corp.	635,975	35,799
Petroleo Brasileiro SA - ADR	311,124	10,444
Royal Dutch Shell PLC - ADR	14,800	676
Total SA - ADR	451,930	22,470

		164,584

Materials and Processing - 5.5%
Air Products & Chemicals, Inc.	150,700	9,931
Alcoa, Inc.	272,700	2,473
Archer-Daniels-Midland Co.	249,650	6,146
Barrick Gold Corp.	265,762	7,734
BHP Billiton PLC - ADR (Ñ)	137,200	5,740
Bunge, Ltd. (Ñ)	23,800	1,143
Celanese Corp. Class A	407,200	8,486
Cytec Industries, Inc.	42,950	853
Eastman Chemical Co.	31,900	1,266
EI Du Pont de Nemours & Co.	689,600	19,240
Fluor Corp.	187,900	7,116
Freeport-McMoRan Copper & Gold, Inc.	145,000	6,184
MeadWestvaco Corp.	63,700	998
Monsanto Co.	578,472	49,106
Newmont Mining Corp.	837,699	33,709
Owens-Illinois, Inc. (Æ)	20,200	493
Potash Corp. of Saskatchewan, Inc.	92,317	7,984
PPG Industries, Inc.	185,140	8,155
Praxair, Inc.	195,526	14,588
Quanta Services, Inc. (Æ)	182,000	4,137
Sherwin-Williams Co. (The) (Ñ)	85,250	4,829
Sonoco Products Co.	59,400	1,450
United States Steel Corp. (Ñ)	121,467	3,225

		204,986

Miscellaneous - 1.5%
3M Co.	170,350	9,812
Berkshire Hathaway, Inc. Class B (Æ)	1,403	4,300
Eaton Corp.	89,710	3,929
General Electric Co.	1,008,100	12,753
Honeywell International, Inc.	661,550	20,647
Johnson Controls, Inc. (Ñ)	236,300	4,492

		55,933

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Energy - 5.8%
Anadarko Petroleum Corp.	190,100	8,186
Apache Corp.	241,180	17,572
Arch Coal, Inc. (Ñ)	949,680	13,267
Baker Hughes, Inc.	358,450	12,754
Cameron International Corp. (Æ)	442,590	11,321
Chesapeake Energy Corp. (Ñ)	1,139,190	22,453
Consol Energy, Inc.	281,025	8,790
Devon Energy Corp.	400,087	20,745
EOG Resources, Inc.	21,400	1,358
EQT Corp. (Ñ)	39,775	1,338
Forest Oil Corp. (Æ)(Ñ)	777,645	12,442
Halliburton Co.	380,200	7,688
Helmerich & Payne, Inc. (Ñ)	32,400	999
Nabors Industries, Ltd. (Æ)	83,700	1,273
Peabody Energy Corp.	64,720	1,708
Petro-Canada	24,500	773
Reliant Energy, Inc. (Æ)	2,377,315	11,791
Schlumberger, Ltd.	272,700	13,360
Southwestern Energy Co. (Æ)	60,370	2,165
Transocean, Ltd. (Æ)	428,391	28,908
Weatherford International, Ltd. (Æ)	265,070	4,408
XTO Energy, Inc.	481,317	16,682

		219,981

Producer Durables - 5.4%
American Tower Corp. Class A (Æ)	228,662	7,262
Applied Materials, Inc.	890,280	10,870
Boeing Co. (The)	101,055	4,047
Centex Corp. (Ñ)	777,800	8,509
Crane Co.	29,400	679
Cummins, Inc.	70,330	2,391
Dover Corp.	20,500	631
Emerson Electric Co.	209,600	7,135
Lam Research Corp. (Æ)(Ñ)	323,960	9,032
Lockheed Martin Corp.	981,076	77,044
Nokia OYJ - ADR	53,200	752
Northrop Grumman Corp.	320,240	15,484
NVR, Inc. (Æ)(Ñ)	31,690	16,015
Parker Hannifin Corp.	86,454	3,921
Pulte Homes, Inc. (Ñ)	249,600	2,873
Raytheon Co.	153,400	6,938
Sunpower Corp. (Æ)	289,515	7,342
Telefonaktiebolaget LM Ericsson - ADR (Ñ)	122,700	1,047
Tyco International, Ltd.	340,000	8,079
United Technologies Corp.	289,770	14,152

		204,203

Technology - 17.9%
Adobe Systems, Inc. (Æ)	81,350	2,225
Amphenol Corp. Class A	540,039	18,275
Analog Devices, Inc.	33,700	717
Apple, Inc. (Æ)	620,654	78,097
ASML Holding NV (Ñ)	756,490	16,000
AU Optronics Corp. - ADR (Ñ)	103,400	1,122
Avnet, Inc. (Æ)	465,795	10,196
BMC Software, Inc. (Æ)	63,675	2,208

	Principal Amount ($) or Shares	Market Value $
Broadcom Corp. Class A (Æ)(Ñ)	603,220	13,989
Cisco Systems, Inc. (Æ)	2,312,911	44,685
Corning, Inc.	353,340	5,166
Dell, Inc. (Æ)	1,804,625	20,970
EMC (Æ)	458,600	5,746
F5 Networks, Inc. (Æ)(Ñ)	86,945	2,371
First Solar, Inc. (Æ)(Ñ)	58,048	10,872
General Dynamics Corp.	373,779	19,313
Google, Inc. Class A (Æ)	177,631	70,336
Hewlett-Packard Co.	1,615,898	58,140
Intel Corp.	2,008,849	31,700
International Business Machines Corp.	428,663	44,242
International Rectifier Corp. (Æ)	752,300	12,699
Juniper Networks, Inc. (Æ)(Ñ)	646,630	13,999
Marvell Technology Group, Ltd. (Æ)	548,200	6,019
Maxim Integrated Products, Inc.	481,700	6,527
McAfee, Inc. (Æ)	50,340	1,890
Microsoft Corp.	872,550	17,678
Motorola, Inc.	984,610	5,445
National Semiconductor Corp.	75,700	936
Nvidia Corp. (Æ)(Ñ)	54,600	627
Oracle Corp.	444,870	8,604
QUALCOMM, Inc.	1,822,819	77,142
Research In Motion, Ltd. (Æ)	393,304	27,335
Salesforce.com, Inc. (Æ)(Ñ)	48,490	2,076
Seagate Technology, Inc. (Æ)	18,600	—
Symantec Corp. (Æ)	539,600	9,308
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	492,287	5,203
Texas Instruments, Inc.	583,650	10,541
Tyco Electronics, Ltd.	148,000	2,581
VeriSign, Inc. (Æ)	121,300	2,496
Western Digital Corp. (Æ)	40,000	941
Xilinx, Inc. (Ñ)	205,150	4,193

		672,610

Utilities - 2.9%
Allegheny Energy, Inc.	190,400	4,935
Alliant Energy Corp.	24,300	543
Ameren Corp.	59,200	1,363
American Electric Power Co., Inc.	87,000	2,295
AT&T, Inc.	1,167,164	29,903
China Mobile, Ltd. - ADR	65,800	2,840
CMS Energy Corp. (Ñ)	113,500	1,364
Dominion Resources, Inc.	241,930	7,297
Duke Energy Corp.	85,500	1,181
Edison International	21,900	624
Exelon Corp.	164,000	7,565
FPL Group, Inc.	68,680	3,694
MetroPCS Communications, Inc. (Æ)	113,990	1,948
Millicom International Cellular SA (Ñ)	24,280	1,177
NiSource, Inc.	58,000	637
PG&E Corp.	98,480	3,656
Progress Energy, Inc. - CVO (ß)	6,400	—
Public Service Enterprise Group, Inc.	153,340	4,576
Sprint Nextel Corp. (Æ)	1,644,165	7,169
TECO Energy, Inc. (Ñ)	58,500	619

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Telefonica SA - ADR	11,300	636
Time Warner Cable, Inc.	44,976	1,450
Verizon Communications, Inc.	263,910	8,007
Vodafone Group PLC - ADR	807,910	14,825
Wisconsin Energy Corp.	26,000	1,039

		109,343

Total Common Stocks (cost $3,806,772)		3,410,748

Preferred Stocks - 0.0%
Producer Durables - 0.0%
General Motors Corp.	441,000	1,006

Total Preferred Stocks (cost $7,454)		1,006

Short-Term Investments - 8.3%
Russell Investment Company Russell Money Market Fund	256,519,287	256,519
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	54,300	54,300

Total Short-Term Investments (cost $310,819)		310,819

Other Securities - 7.1%
Russell Investment Company Russell Money Market Fund (×)	133,776,003	133,776
State Street Securities Lending Quality Trust (×)	140,887,649	135,813

Total Other Securities (cost $274,664)		269,589

Total Investments - 106.1% (identified cost $4,399,709)		3,992,162

Other Assets and Liabilities, Net - (6.1%)		(230,867)

Net Assets - 100.0%		3,761,295

See accompanying notes which are an integral part of the financial statements.

8	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	5,270	USD	229,245	06/09	35,699
S&P 500 Index (CME)	400	USD	87,000	06/09	8,226
S&P Midcap 400 E-Mini Index (CME)	500	USD	28,000	06/09	5,245

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					49,170

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.2
Consumer Discretionary	12.1
Consumer Staples	6.4
Financial Services	14.3
Health Care	12.3
Integrated Oils	4.4
Materials and Processing	5.5
Miscellaneous	1.5
Other Energy	5.8
Producer Durables	5.4
Technology	17.9
Utilities	2.9
Preferred Stocks	—	*
Short-Term Investments	8.3
Other Securities	7.1

Total Investments	106.1
Other Assets and Liabilities, Net	(6.1)

	100.0

Futures Contracts	1.3

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$915.40	$1,018.05
Expenses Paid During Period*	$6.46	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$911.20	$1,014.38
Expenses Paid During Period*	$9.95	$10.49

*	Expenses are equal to the Fund’s annualized expense ratio of 2.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$915.60	$1,018.70
Expenses Paid During Period*	$5.84	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$916.30	$1,019.93
Expenses Paid During Period*	$4.66	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$915.80	$1,019.29
Expenses Paid During Period*	$5.27	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$916.60	$1,020.18
Expenses Paid During Period*	$4.42	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 101.7%
Auto and Transportation - 2.6%
Alaska Air Group, Inc. (Æ)	65,600	1,101
AMR Corp. (Æ)	9,700	46
Autoliv, Inc.	97,746	2,411
BorgWarner, Inc.	10,096	292
Burlington Northern Santa Fe Corp.	55,200	3,725
CH Robinson Worldwide, Inc.	99,163	5,272
Con-way, Inc.	2,600	65
Continental Airlines, Inc. Class B (Æ)	22,100	233
CSX Corp. (Û)	360,500	10,667
Delta Air Lines, Inc. (Æ)	42,650	263
Expeditors International of Washington, Inc.	174,354	6,052
Federal Mogul Corp. (Æ)	5,622	62
FedEx Corp.	74,660	4,178
Ford Motor Co. (Æ)(Û)	601,200	3,595
Frontline, Ltd.	44,600	898
Genuine Parts Co.	236,400	8,028
Harley-Davidson, Inc.	9,200	204
JB Hunt Transport Services, Inc.	95,771	2,693
JetBlue Airways Corp. (Æ)	194,500	959
Kansas City Southern (Æ)	36,300	554
Landstar System, Inc.	8,646	308
Navistar International Corp. (Æ)	22,200	839
Norfolk Southern Corp.	180,000	6,422
Skywest, Inc.	122,600	1,476
Southwest Airlines Co.	487,400	3,402
Tidewater, Inc.	32,600	1,410
TRW Automotive Holdings Corp. (Æ)	78,801	679
Union Pacific Corp. (Û)	406,800	19,990
United Parcel Service, Inc. Class B	86,595	4,532
UTI Worldwide, Inc. (Æ)	151,670	2,042

		92,398

Consumer Discretionary - 14.2%
Abercrombie & Fitch Co. Class A	74,900	2,027
Accenture, Ltd. Class A (Û)	943,868	27,778
Activision Blizzard, Inc. (Æ)	34,651	373
Administaff, Inc.	8,500	227
Advance Auto Parts, Inc.	17,303	757
Amazon.com, Inc. (Æ)(Û)	114,420	9,213
AnnTaylor Stores Corp. (Æ)	3,200	24
Apollo Group, Inc. Class A (Æ)(Û)	403,987	25,431
AutoZone, Inc. (Æ)	20,000	3,328
Avon Products, Inc.	119,700	2,724
Barnes & Noble, Inc.	14,033	367
Bed Bath & Beyond, Inc. (Æ)	8,300	252
Best Buy Co., Inc. (Û)	92,100	3,535
Big Lots, Inc. (Æ)	172,400	4,765
BJ’s Wholesale Club, Inc. (Æ)	224,869	7,497
Black & Decker Corp.	10,000	403
Cabela’s, Inc. (Æ)	23,100	296
Cablevision Systems Corp. Class A	140,300	2,408
Career Education Corp. (Æ)	26,000	573
Carnival Corp.	3,864	104
CBS Corp. Class B	207,819	1,463

	Principal Amount ($) or Shares	Market Value $
Central European Distribution Corp. (Æ)	32,300	723
Cintas Corp.	9,000	231
Coach, Inc. (Û)	334,939	8,206
Comcast Corp. Class A (Û)	1,421,507	21,976
Comcast Corp. Class A	31,843	467
Copart, Inc. (Æ)	9,155	287
Corrections Corp. of America (Æ)	1,300	18
Costco Wholesale Corp. (Û)	146,289	7,110
Darden Restaurants, Inc.	194,500	7,191
Deckers Outdoor Corp. (Æ)	12,200	690
DeVry, Inc.	61,400	2,613
DIRECTV Group, Inc. (The) (Æ)(Û)	382,600	9,462
DISH Network Corp. Class A (Æ)	307,369	4,073
Dollar Tree, Inc. (Æ)	175,654	7,437
DreamWorks Animation SKG, Inc. Class A (Æ)	75,100	1,803
Earthlink, Inc. (Æ)	274,485	2,081
eBay, Inc. (Æ)(Û)	448,900	7,393
Estee Lauder Cos., Inc. (The) Class A	99,000	2,960
Family Dollar Stores, Inc.	350,562	11,635
Fastenal Co.	68,700	2,635
Foot Locker, Inc.	393,616	4,680
Gannett Co., Inc.	202,054	790
Gap, Inc. (The) (Û)	805,300	12,514
Harman International Industries, Inc.	39,392	717
Hasbro, Inc.	60,500	1,613
Hewitt Associates, Inc. Class A (Æ)	100,100	3,139
Hillenbrand, Inc.	25,500	464
Home Depot, Inc.	79,200	2,085
HOT Topic, Inc. (Æ)	10,500	128
HSN, Inc. (Æ)	2,357	16
International Flavors & Fragrances, Inc.	61,500	1,919
ITT Educational Services, Inc. (Æ)	36,060	3,634
Jarden Corp. (Æ)	174,800	3,513
JC Penney Co., Inc.	20,300	623
John Wiley & Sons, Inc. Class A	11,378	386
Jones Apparel Group, Inc.	570,549	5,272
Kimberly-Clark Corp. (Û)	195,300	9,597
Kohl’s Corp. (Æ)	46,800	2,122
Leggett & Platt, Inc.	101,100	1,452
Liberty Global, Inc. Class A (Æ)(Û)	150,200	2,477
Liberty Media Corp. - Entertainment Series A (Æ)	93,100	2,267
Liberty Media Corp. - Interactive (Æ)	50,530	268
Limited Brands, Inc.	123,100	1,406
Lowe’s Cos., Inc.	72,600	1,561
Macy’s, Inc.	12,409	170
Manpower, Inc.	158,990	6,851
Marriott International, Inc. Class A	2,798	66
Mattel, Inc.	9,200	138
McDonald’s Corp. (Û)	643,167	34,274
McGraw-Hill Cos., Inc. (The)	146,300	4,411
MPS Group, Inc. (Æ)	67,100	539
MSC Industrial Direct Co. Class A	27,204	1,111
Net 1 UEPS Technologies, Inc. (Æ)	21,800	360
Newell Rubbermaid, Inc.	442,435	4,623
News Corp. Class A	600,874	4,963

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nike, Inc. Class B	11,200	588
O’Reilly Automotive, Inc. (Æ)	13,200	513
Omnicom Group, Inc. (Û)	221,900	6,983
Panera Bread Co. Class A (Æ)	125,838	7,048
Penn National Gaming, Inc. (Æ)	6,052	206
PetSmart, Inc.	151,191	3,459
PHH Corp. (Æ)	19,100	320
Phillips-Van Heusen Corp.	1,300	38
Polo Ralph Lauren Corp. Class A (Û)	179,400	9,659
RadioShack Corp.	162,900	2,294
Rent-A-Center, Inc. Class A (Æ)	73,900	1,423
Republic Services, Inc. Class A	82,800	1,739
Robert Half International, Inc.	25,918	623
Ross Stores, Inc.	284,875	10,808
Scientific Games Corp. Class A (Æ)	37,900	663
Scripps Networks Interactive, Inc.	14,469	397
Sears Holdings Corp. (Æ)	9,100	568
Signet Jewelers, Ltd.	9,448	150
Snap-On, Inc.	19,100	648
Sohu.com, Inc. (Æ)	48,488	2,529
Stanley Works (The)	10,600	403
Staples, Inc.	53,600	1,105
Starbucks Corp. (Æ)	35,200	509
Strayer Education, Inc.	6,100	1,155
Take-Two Interactive Software, Inc. (Æ)	131,200	1,191
Target Corp.	29,100	1,201
Tech Data Corp. (Æ)	85,135	2,451
TeleTech Holdings, Inc. (Æ)	47,600	632
Tiffany & Co.	137,700	3,985
Time Warner, Inc. (Û)	1,074,768	23,462
TJX Cos., Inc. (Û)	332,363	9,296
Toro Co.	45,200	1,373
Tupperware Brands Corp.	122,138	3,057
United Stationers, Inc. (Æ)	9,400	308
VF Corp.	33,000	1,956
Virgin Media, Inc.	34,500	266
Wal-Mart Stores, Inc. (Û)	881,513	44,428
Walt Disney Co. (The)	315,706	6,914
Waste Management, Inc.	144,800	3,862
WESCO International, Inc. (Æ)	80,100	2,083
Whirlpool Corp.	58,600	2,646
World Fuel Services Corp.	43,400	1,655
Wyndham Worldwide Corp.	34,447	402
Yum! Brands, Inc. (Û)	960,627	32,037

		509,718

Consumer Staples - 9.2%
Altria Group, Inc.	23,200	379
Brown-Forman Corp.	101,125	4,702
Campbell Soup Co.	159,543	4,103
Casey’s General Stores, Inc.	90,400	2,406
Church & Dwight Co., Inc.	37,500	2,040
Clorox Co.	29,100	1,631
Coca-Cola Co. (The)	366,745	15,788
Coca-Cola Enterprises, Inc.	75,864	1,294
Colgate-Palmolive Co.	115,461	6,812
ConAgra Foods, Inc. (Û)	428,100	7,577
Constellation Brands, Inc. Class A (Æ)	109,600	1,270

	Principal Amount ($) or Shares	Market Value $
Dean Foods Co. (Æ)	164,100	3,397
Del Monte Foods Co.	30,900	233
Dr Pepper Snapple Group, Inc. (Æ)	15,755	326
General Mills, Inc.	83,700	4,243
Hansen Natural Corp. (Æ)	57,456	2,342
Hershey Co. (The)	93,512	3,380
HJ Heinz Co.	127,900	4,402
Hormel Foods Corp.	82,292	2,575
JM Smucker Co. (The)	84,555	3,332
Kellogg Co. (Û)	191,300	8,056
Kraft Foods, Inc. Class A (Û)	469,500	10,986
Kroger Co. (The) (Û)	1,355,500	29,306
Lorillard, Inc.	56,263	3,552
McCormick & Co., Inc.	23,700	698
Molson Coors Brewing Co. Class B	10,600	406
NBTY, Inc. (Æ)	4,300	111
Pepsi Bottling Group, Inc. (Û)	224,600	7,023
PepsiAmericas, Inc.	7,600	187
PepsiCo, Inc. (Û)	405,553	20,180
Philip Morris International, Inc.	290,195	10,505
Procter & Gamble Co. (The) (Û)	1,458,330	72,100
Reynolds American, Inc. (Û)	187,200	7,110
Safeway, Inc. (Û)	1,369,100	27,040
Sara Lee Corp.	28,800	240
Smithfield Foods, Inc. (Æ)	22,646	196
SUPERVALU, Inc. (Û)	731,637	11,962
Sysco Corp. (Û)	1,695,900	39,565
Tyson Foods, Inc. Class A	553,660	5,836
Walgreen Co.	61,700	1,939
Winn-Dixie Stores, Inc. (Æ)	17,900	205

		329,435

Financial Services - 13.9%
Affiliated Managers Group, Inc. (Æ)	3,200	182
Aflac, Inc. (Û)	357,383	10,325
Alexandria Real Estate Equities, Inc. (ö)	2,300	84
Alliance Data Systems Corp. (Æ)	57,400	2,403
Allstate Corp. (The) (Û)	491,600	11,469
American Express Co.	311,623	7,859
American Financial Group, Inc.	70,300	1,236
Ameriprise Financial, Inc. (Û)	284,600	7,499
Annaly Capital Management, Inc. (ö)	438,400	6,168
AON Corp.	22,100	933
Apartment Investment & Management Co. Class A (ö)	298,454	2,179
Apollo Investment Corp.	98,368	472
Arch Capital Group, Ltd. (Æ)	80,200	4,634
Arthur J Gallagher & Co.	6,300	142
Assurant, Inc.	7,200	176
Automatic Data Processing, Inc.	218,500	7,691
AvalonBay Communities, Inc. (ö)	2,866	163
Axis Capital Holdings, Ltd.	221,521	5,458
Bancorpsouth, Inc.	69,806	1,623
Bank of America Corp. (Û)	884,617	7,900
Bank of Hawaii Corp.	23,100	812
Bank of New York Mellon Corp. (The) (Û)	457,383	11,654
BB&T Corp.	251,852	5,878

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BioMed Realty Trust, Inc. (ö)	72,800	831
BlackRock, Inc. Class A	35,702	5,231
Boston Properties, Inc. (ö)	8,100	400
Brandywine Realty Trust (ö)	208,400	1,290
BRE Properties, Inc. Class A (ö)	21,600	531
Brown & Brown, Inc.	129,000	2,510
Camden Property Trust (ö)	76,000	2,062
Capital One Financial Corp.	27,900	467
Capitol Federal Financial	13,300	518
Cash America International, Inc.	73,100	1,635
CBL & Associates Properties, Inc. (ö)	169,304	1,344
Charles Schwab Corp. (The) (Û)	869,301	16,065
Chubb Corp. (Û)	307,027	11,959
Cigna Corp.	123,300	2,430
Cincinnati Financial Corp.	161,000	3,856
Citigroup, Inc.	355,140	1,083
City National Corp.	16,500	604
CME Group, Inc. Class A	2,467	546
Comerica, Inc.	41,947	880
Commerce Bancshares, Inc.	62,361	2,064
Cullen/Frost Bankers, Inc.	22,800	1,074
Deluxe Corp.	46,200	670
Developers Diversified Realty Corp. (ö)	313,197	1,293
Digital Realty Trust, Inc. (ö)	3,200	115
Discover Financial Services	596,000	4,845
Duke Realty Corp. (ö)	301,370	2,944
Dun & Bradstreet Corp.	59,700	4,860
Eaton Vance Corp.	48,885	1,338
Endurance Specialty Holdings, Ltd.	36,265	949
Equifax, Inc.	136,600	3,983
Equity Residential (ö)	42,350	969
Essex Property Trust, Inc. (ö)	10,600	673
Everest Re Group, Ltd.	1,900	142
Extra Space Storage, Inc. (ö)	142,700	1,015
Factset Research Systems, Inc.	5,600	300
Federal Realty Investment Trust (ö)	2,660	147
Federated Investors, Inc. Class B	18,099	414
Fidelity National Financial, Inc. Class A	3,900	71
Fidelity National Information Services, Inc.	9,302	166
Fifth Third Bancorp	401,000	1,644
First American Corp.	20,316	570
First Horizon National Corp.	29,321	337
Franklin Resources, Inc. (Û)	149,570	9,046
Fulton Financial Corp.	31,000	205
GATX Corp.	18,800	566
Genworth Financial, Inc. Class A	417,916	986
Global Payments, Inc.	73,870	2,368
Goldman Sachs Group, Inc. (The) (Û)	46,700	6,001
H&R Block, Inc.	451,200	6,831
Hanover Insurance Group, Inc. (The)	14,800	444
Hartford Financial Services Group, Inc.	273,900	3,142
HCC Insurance Holdings, Inc.	130,170	3,114
HCP, Inc. (ö)	25,100	551
Health Care REIT, Inc. (ö)	11,500	392
Hospitality Properties Trust (ö)	184,305	2,256
HRPT Properties Trust (ö)	583,700	2,516
Hudson City Bancorp, Inc. (Û)	2,458,802	30,883

	Principal Amount ($) or Shares	Market Value $
IntercontinentalExchange, Inc. (Æ)	1,900	166
Investment Technology Group, Inc. (Æ)	112,273	2,558
Jefferies Group, Inc.	38,800	759
JPMorgan Chase & Co.	565,319	18,656
Keycorp	21,000	129
Lazard, Ltd. Class A	6,600	180
Leucadia National Corp. (Æ)	45,800	972
Liberty Property Trust (ö)	61,721	1,502
Lincoln National Corp.	380,954	4,282
Loews Corp.	261,749	6,515
M&T Bank Corp.	10,700	561
Mack-Cali Realty Corp. (ö)	94,700	2,544
Marsh & McLennan Cos., Inc.	106,800	2,252
Mastercard, Inc. Class A	21,700	3,981
MBIA, Inc. (Æ)	28,500	135
Mercury General Corp.	13,400	453
Metavante Technologies, Inc. (Æ)	40,200	948
MetLife, Inc. (Û)	73,915	2,199
MF Global, Ltd. (Æ)	12,056	74
Moody’s Corp.	306,252	9,041
Morgan Stanley	221,807	5,244
Nasdaq OMX Group, Inc. (The) (Æ)	196,300	3,775
Nationwide Health Properties, Inc. (ö)	27,813	687
New York Community Bancorp, Inc.	244,200	2,762
Northern Trust Corp. (Û)	150,040	8,156
NYSE Euronext	348,562	8,076
Old Republic International Corp.	17,355	163
optionsXpress Holdings, Inc.	39,200	645
PartnerRe, Ltd. - ADR	96,954	6,611
Paychex, Inc.	26,900	727
People’s United Financial, Inc.	18,400	287
Plum Creek Timber Co., Inc. (ö)	18,568	641
PNC Financial Services Group, Inc.	31,800	1,262
Principal Financial Group, Inc.	10,500	172
Progressive Corp. (The) (Æ)	398,100	6,083
Prologis (ö)	372,134	3,390
Prudential Financial, Inc. (Û)	187,900	5,427
Public Storage (ö)	37,100	2,480
Raymond James Financial, Inc.	453,400	7,114
Rayonier, Inc. (ö)	17,312	669
Regency Centers Corp. (ö)	15,854	594
Reinsurance Group of America, Inc. Class A	32,500	1,033
RenaissanceRe Holdings, Ltd.	88,500	4,306
Ryder System, Inc.	8,900	246
SEI Investments Co.	226,348	3,176
Simon Property Group, Inc. (ö)	1,815	94
SL Green Realty Corp. (ö)	87,841	1,551
SLM Corp. (Æ)	94,300	455
StanCorp Financial Group, Inc.	69,243	1,899
State Street Corp. (Û)	322,400	11,004
T Rowe Price Group, Inc. (Û)	238,938	9,204
TCF Financial Corp.	25,900	360
TD Ameritrade Holding Corp. (Æ)(Û)	734,000	11,678
Torchmark Corp.	101,200	2,968
Total System Services, Inc.	62,900	784
Travelers Cos., Inc. (The) (Û)	808,899	33,278

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UDR, Inc. (ö)	40,939	412
Universal American Corp. (Æ)	40,492	418
Unum Group	10,056	164
US Bancorp	149,292	2,720
Valley National Bancorp	85,900	1,243
Ventas, Inc. (ö)	5,400	155
Visa, Inc.	32,800	2,131
Vornado Realty Trust (ö)	5,846	286
Walter Investment Management Corp. (Æ)(ö)	4,732	38
Wells Fargo & Co. (Û)	1,666,135	33,339
Western Union Co. (The)	233,700	3,914
XL Capital, Ltd. Class A	23,400	223
Zions Bancorporation	6,300	69

		501,086

Health Care - 14.5%
Abbott Laboratories	281,670	11,788
Aetna, Inc. (Û)	195,900	4,312
AMERIGROUP Corp. Class A (Æ)	99,800	2,981
AmerisourceBergen Corp. Class A (Û)	773,293	26,014
Amgen, Inc. (Æ)(Û)	555,130	26,907
Amylin Pharmaceuticals, Inc. (Æ)	18,900	207
Baxter International, Inc. (Û)	116,300	5,640
Beckman Coulter, Inc.	2,383	125
Becton Dickinson and Co. (Û)	160,200	9,689
Biogen Idec, Inc. (Æ)(Û)	540,059	26,106
Boston Scientific Corp. (Æ)(Û)	1,009,191	8,487
Bristol-Myers Squibb Co. (Û)	501,744	9,633
Cardinal Health, Inc. (Û)	415,000	14,023
Catalyst Health Solutions, Inc. (Æ)	13,300	300
Celgene Corp. (Æ)(Û)	123,900	5,293
Centene Corp. (Æ)	47,800	878
Cephalon, Inc. (Æ)	16,700	1,096
Cerner Corp. (Æ)	13,982	752
Covance, Inc. (Æ)	11,700	460
Coventry Health Care, Inc. (Æ)	197,469	3,142
Covidien, Ltd. (Û)	255,700	8,433
CR Bard, Inc.	2,100	150
CVS/Caremark Corp. (Û)	405,400	12,884
DaVita, Inc. (Æ)	39,700	1,841
Dentsply International, Inc.	23,300	667
Edwards Lifesciences Corp. (Æ)	35,600	2,256
Eli Lilly & Co. (Û)	418,118	13,764
Endo Pharmaceuticals Holdings, Inc. (Æ)	113,900	1,884
Express Scripts, Inc. Class A (Æ)	104,700	6,698
Forest Laboratories, Inc. (Æ)(Û)	1,214,026	26,332
Gen-Probe, Inc. (Æ)	27,726	1,335
Genzyme Corp. (Æ)	9,853	525
Gilead Sciences, Inc. (Æ)	257,764	11,806
Healthspring, Inc. (Æ)	72,900	673
Hill-Rom Holdings, Inc.	16,000	208
Hlth Corp. (Æ)	140,251	1,543
Hologic, Inc. (Æ)	66,550	989
Humana, Inc. (Æ)	468,986	13,497
Idexx Laboratories, Inc. (Æ)	4,000	157
Illumina, Inc. (Æ)	9,300	347

	Principal Amount ($) or Shares	Market Value $
IMS Health, Inc.	87,000	1,093
Inverness Medical Innovations, Inc. (Æ)	13,800	446
Johnson & Johnson (Û)	1,294,306	67,770
Kindred Healthcare, Inc. (Æ)	54,935	715
King Pharmaceuticals, Inc. (Æ)	728,985	5,744
Laboratory Corp. of America Holdings (Æ)	1,500	96
Life Technologies Corp. (Æ)	4,826	180
LifePoint Hospitals, Inc. (Æ)	39,200	1,013
Lincare Holdings, Inc. (Æ)	120,000	2,896
Magellan Health Services, Inc. (Æ)	61,033	1,804
McKesson Corp. (Û)	376,235	13,921
Medco Health Solutions, Inc. (Æ)	93,317	4,064
Medtronic, Inc.	273,415	8,749
Merck & Co., Inc. (Û)	446,518	10,824
Molina Healthcare, Inc. (Æ)	7,900	171
Mylan, Inc. (Æ)	19,000	252
Myriad Genetics, Inc. (Æ)	20,800	807
Omnicare, Inc.	112,500	2,892
Owens & Minor, Inc.	21,559	748
Patterson Cos., Inc. (Æ)	193,212	3,953
Pfizer, Inc. (Û)	4,555,237	60,858
Pharmaceutical Product Development, Inc.	19,300	378
Quest Diagnostics, Inc.	78,500	4,029
Schering-Plough Corp.	148,989	3,430
St. Jude Medical, Inc. (Æ)(Û)	181,200	6,074
Stericycle, Inc. (Æ)	8,000	377
Stryker Corp.	153,000	5,923
Techne Corp.	8,000	458
Thermo Fisher Scientific, Inc. (Æ)	89,330	3,134
UnitedHealth Group, Inc. (Û)	725,543	17,065
Universal Health Services, Inc. Class B	72,900	3,674
Varian Medical Systems, Inc. (Æ)	32,316	1,078
VCA Antech, Inc. (Æ)	6,700	168
Vertex Pharmaceuticals, Inc. (Æ)	29,300	903
Watson Pharmaceuticals, Inc. Class B (Æ)	86,100	2,664
WellCare Health Plans, Inc. (Æ)	11,000	165
WellPoint, Inc. (Æ)(Û)	419,838	17,952
Wyeth	73,315	3,108

		523,398

Integrated Oils - 8.1%
Chevron Corp. (Û)	836,693	55,306
ConocoPhillips (Û)	1,393,174	57,120
Exxon Mobil Corp. (Û)	1,775,353	118,363
Hess Corp.	5,500	301
Marathon Oil Corp. (Û)	595,500	17,686
Murphy Oil Corp. (Û)	619,480	29,555
Noble Corp.	154,500	4,223
Occidental Petroleum Corp. (Û)	141,751	7,979

		290,533

Materials and Processing - 4.9%
Aecom Technology Corp. (Æ)	16,400	422
Air Products & Chemicals, Inc.	4,368	288
Airgas, Inc.	5,500	237
AK Steel Holding Corp.	227,500	2,960
Alcoa, Inc. (Û)	419,000	3,800

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allegheny Technologies, Inc.	8,462	277
Aptargroup, Inc.	9,487	294
Archer-Daniels-Midland Co. (Û)	1,009,372	24,851
Armstrong World Industries, Inc. (Æ)	5,965	108
Ashland, Inc.	163,000	3,580
Avery Dennison Corp.	69,500	1,997
Ball Corp.	42,754	1,613
Bemis Co., Inc.	72,800	1,750
Bunge, Ltd.	128,733	6,180
Cabot Corp.	1,000	15
Ceradyne, Inc. (Æ)	28,700	495
CF Industries Holdings, Inc.	1,920	138
Clean Harbors, Inc. (Æ)	33,500	1,678
Cliffs Natural Resources, Inc.	34,500	796
Comfort Systems USA, Inc.	29,800	322
Commercial Metals Co.	21,959	327
Corn Products International, Inc.	33,100	791
Crown Holdings, Inc. (Æ)	72,200	1,592
Cytec Industries, Inc.	77,100	1,531
Domtar Corp. (Æ)	553,000	1,006
Dow Chemical Co. (The) (Û)	521,897	8,350
Eastman Chemical Co.	54,200	2,151
Ecolab, Inc.	194,662	7,504
EI Du Pont de Nemours & Co. (Û)	93,900	2,620
EMCOR Group, Inc. (Æ)	164,100	3,412
Encore Wire Corp.	27,735	606
Energizer Holdings, Inc. (Æ)	6,000	344
Fluor Corp.	230,066	8,713
FMC Corp.	31,185	1,520
Freeport-McMoRan Copper & Gold, Inc. Class B	8,700	371
Granite Construction, Inc.	83,700	3,302
Huntsman Corp.	43,535	233
International Paper Co.	235,482	2,981
Jacobs Engineering Group, Inc. (Æ)	5,446	207
KBR, Inc.	279,794	4,370
Martin Marietta Materials, Inc.	2,000	168
McDermott International, Inc. (Æ)	19,900	321
Monsanto Co.	85,851	7,288
Mosaic Co. (The) (Û)	179,200	7,249
Nucor Corp. (Û)	68,800	2,799
Owens-Illinois, Inc. (Æ)	205,300	5,007
Packaging Corp. of America	29,000	460
Pactiv Corp. (Æ)	5,800	127
Perini Corp. (Æ)	93,500	1,618
PPG Industries, Inc.	84,000	3,700
Praxair, Inc.	71,600	5,342
Precision Castparts Corp.	73,900	5,532
Quanta Services, Inc. (Æ)	62,300	1,416
Reliance Steel & Aluminum Co.	33,373	1,176
Rock-Tenn Co. Class A	27,720	1,047
RPM International, Inc.	10,300	142
Schnitzer Steel Industries, Inc. Class A	41,172	2,041
Sealed Air Corp.	4,900	93
Shaw Group, Inc. (The) (Æ)	6,400	215
Sherwin-Williams Co. (The) (Û)	143,500	8,128
Sigma-Aldrich Corp.	5,800	254

	Principal Amount ($) or Shares	Market Value $
Sonoco Products Co.	87,768	2,142
Southern Copper Corp. (Û)	361,853	6,720
St. Joe Co. (The) (Æ)	2,300	57
Steel Dynamics, Inc.	14,900	186
Timken Co.	2,800	45
United States Steel Corp.	145,700	3,868
Universal Forest Products, Inc.	17,900	601
URS Corp. (Æ)	39,474	1,739
Valspar Corp.	63,200	1,517
Vulcan Materials Co.	18,000	856

		175,586

Miscellaneous - 1.4%
3M Co. (Û)	136,800	7,880
Carlisle Cos., Inc.	63,600	1,447
General Electric Co. (Û)	2,856,013	36,129
Honeywell International, Inc.	86,800	2,709
Johnson Controls, Inc.	108,968	2,071
Teleflex, Inc.	33,900	1,457
Trinity Industries, Inc.	23,000	336
Walter Energy, Inc. Class A	12,200	278

		52,307

Other Energy - 5.0%
Alpha Natural Resources, Inc. (Æ)	79,300	1,624
Anadarko Petroleum Corp.	170,700	7,350
Apache Corp. (Û)	174,223	12,694
Arch Coal, Inc.	10,200	143
Baker Hughes, Inc.	32,300	1,149
BJ Services Co.	44,300	615
Cabot Oil & Gas Corp.	3,700	112
Cameron International Corp. (Æ)	8,500	217
Chesapeake Energy Corp.	43,300	854
Cimarex Energy Co.	35,428	953
Consol Energy, Inc.	9,700	303
Denbury Resources, Inc. (Æ)	22,700	370
Devon Energy Corp. (Û)	138,135	7,162
Diamond Offshore Drilling, Inc.	80,400	5,822
Dresser-Rand Group, Inc. (Æ)	7,000	172
Dynegy, Inc. Class A (Æ)	334,229	595
Encore Acquisition Co. (Æ)	30,000	876
ENSCO International, Inc. (Û)	366,700	10,370
EOG Resources, Inc.	1,200	76
Exterran Holdings, Inc. (Æ)	46,009	950
FMC Technologies, Inc. (Æ)	9,500	325
Forest Oil Corp. (Æ)	12,400	198
Frontier Oil Corp.	72,796	925
Halliburton Co.	50,839	1,028
Helmerich & Payne, Inc.	5,000	154
Holly Corp.	6,700	140
Key Energy Services, Inc. (Æ)	45,806	201
Mariner Energy, Inc. (Æ)	154,808	1,762
Massey Energy Co.	111,700	1,777
Nabors Industries, Ltd. (Æ)	273,300	4,157
National Oilwell Varco, Inc. (Æ)	241,500	7,313
Noble Energy, Inc.	1,500	85
NRG Energy, Inc. (Æ)(Û)	286,700	5,155

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Oceaneering International, Inc. (Æ)	4,900	223
Oil States International, Inc. (Æ)	162,400	3,069
Patterson-UTI Energy, Inc.	391,783	4,980
Peabody Energy Corp.	142,600	3,763
Penn Virginia Corp.	93,183	1,311
PetroHawk Energy Corp. (Æ)	78,300	1,848
Pioneer Natural Resources Co.	33,700	779
Pride International, Inc. (Æ)	46,700	1,060
Reliant Energy, Inc. (Æ)	207,200	1,028
Rowan Cos., Inc.	255,780	3,993
Schlumberger, Ltd.	185,256	9,076
Smith International, Inc.	33,800	874
Southwestern Energy Co. (Æ)	226,642	8,127
St. Mary Land & Exploration Co.	33,987	607
Sunoco, Inc. (Û)	769,896	20,410
Superior Energy Services, Inc. (Æ)	144,065	2,768
Tesoro Corp.	163,032	2,486
Unit Corp. (Æ)	93,300	2,546
Valero Energy Corp. (Û)	1,338,334	26,553
W&T Offshore, Inc.	72,470	673
Western Refining, Inc. (Æ)	12,900	162
Whiting Petroleum Corp. (Æ)	81,100	2,657
Williams Cos., Inc. (The)	458,400	6,464
XTO Energy, Inc.	6,300	218

		181,302

Producer Durables - 5.2%
AGCO Corp. (Æ)	131,023	3,184
American Tower Corp. Class A (Æ)	117,600	3,735
AO Smith Corp.	39,725	1,235
Boeing Co. (The)	21,800	873
Bucyrus International, Inc. Class A	74,900	1,626
Caterpillar, Inc.	107,300	3,818
CommScope, Inc. (Æ)	38,800	974
Cooper Industries, Ltd. Class A (Û)	248,000	8,132
Crane Co.	43,700	1,009
Crown Castle International Corp. (Æ)	5,300	130
Cummins, Inc. (Û)	235,400	8,004
Danaher Corp.	13,300	777
Diebold, Inc.	49,600	1,311
Dover Corp. (Û)	408,500	12,574
Emerson Electric Co.	89,147	3,035
Flowserve Corp.	55,500	3,768
Gardner Denver, Inc. (Æ)	7,500	200
General Cable Corp. (Æ)	54,900	1,490
Goodrich Corp. (Û)	232,431	10,292
Graco, Inc.	25,600	604
GrafTech International, Ltd. (Æ)	113,200	995
Herman Miller, Inc.	89,906	1,337
Hubbell, Inc. Class B	49,500	1,643
IDEX Corp.	54,300	1,371
Illinois Tool Works, Inc.	53,247	1,746
Ingersoll-Rand Co., Ltd. Class A	8,200	179
Itron, Inc. (Æ)	12,500	575
ITT Corp.	149,800	6,143
John Bean Technologies Corp.	3,700	41
Joy Global, Inc.	130,500	3,328

	Principal Amount ($) or Shares	Market Value $
Kennametal, Inc.	36,800	753
Lam Research Corp. (Æ)	6,000	167
Lennar Corp. Class A	17,500	170
Lexmark International, Inc. Class A (Æ)	207,800	4,077
Lincoln Electric Holdings, Inc.	30,100	1,340
Lockheed Martin Corp. (Û)	135,063	10,606
Manitowoc Co., Inc. (The)	281,700	1,676
Molex, Inc.	66,200	1,104
Northrop Grumman Corp. (Û)	796,690	38,520
NVR, Inc. (Æ)	100	51
Pall Corp.	6,500	172
Parker Hannifin Corp. (Û)	128,900	5,846
Pentair, Inc.	50,300	1,340
Pitney Bowes, Inc.	100,300	2,461
Plantronics, Inc.	42,300	539
Pulte Homes, Inc.	139,200	1,602
Raytheon Co. (Û)	188,100	8,508
Rockwell Collins, Inc.	9,864	378
Roper Industries, Inc.	8,500	388
SBA Communications Corp. Class A (Æ)	12,200	307
Steelcase, Inc. Class A	70,000	317
Teledyne Technologies, Inc. (Æ)	32,700	1,044
Terex Corp. (Æ)	1,400	19
Thomas & Betts Corp. (Æ)	34,200	1,064
Toll Brothers, Inc. (Æ)	8,800	178
Tyco International, Ltd. (Û)	314,122	7,464
United Technologies Corp. (Û)	181,026	8,841
W.W. Grainger, Inc.	39,641	3,325
Xerox Corp.	254,600	1,556

		187,942

Technology - 16.4%
ADC Telecommunications, Inc. (Æ)	3,073	23
Adobe Systems, Inc. (Æ)(Û)	1,220,892	33,391
Affiliated Computer Services, Inc. Class A (Æ)	39,100	1,892
Akamai Technologies, Inc. (Æ)	7,700	170
Altera Corp.	234,700	3,828
Amdocs, Ltd. (Æ)	194,100	4,063
Amphenol Corp. Class A	13,400	453
Analog Devices, Inc. (Û)	251,900	5,360
Apple, Inc. (Æ)(Û)	216,955	27,299
Arrow Electronics, Inc. (Æ)	118,700	2,699
Atmel Corp. (Æ)	60,807	234
Autodesk, Inc. (Æ)	9,578	191
Avnet, Inc. (Æ)	259,904	5,689
Broadcom Corp. Class A (Æ)	154,322	3,579
CA, Inc.	317,000	5,468
CACI International, Inc. Class A (Æ)	18,900	747
Cadence Design Systems, Inc. (Æ)	21,206	118
Cisco Systems, Inc. (Æ)(Û)	1,550,430	29,954
Citrix Systems, Inc. (Æ)	130,700	3,729
Cognizant Technology Solutions Corp. Class A (Æ)	6,900	171
Computer Sciences Corp. (Æ)(Û)	704,548	26,040
Compuware Corp. (Æ)	122,300	915
Corning, Inc.	9,600	140

Russell U.S. Quantitative Equity Fund	17

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cree, Inc. (Æ)	6,400	175
Cypress Semiconductor Corp. (Æ)	51,631	409
Dell, Inc. (Æ)(Û)	2,904,543	33,751
Digital River, Inc. (Æ)	21,137	812
EMC Corp. (Æ)	155,083	1,943
Equinix, Inc. (Æ)	3,100	218
F5 Networks, Inc. (Æ)	190,400	5,192
Fairchild Semiconductor International, Inc. Class A (Æ)	152,500	939
First Solar, Inc. (Æ)	8,400	1,573
Garmin, Ltd.	291,900	7,353
General Dynamics Corp.	211,200	10,913
Google, Inc. Class A (Æ)(Û)	61,568	24,379
Harris Corp.	257,800	7,884
Hewlett-Packard Co. (Û)	545,736	19,636
Ingram Micro, Inc. Class A (Æ)	327,126	4,750
Integrated Device Technology, Inc. (Æ)	94,543	513
Intel Corp. (Û)	1,395,196	22,016
International Business Machines Corp. (Û)	450,179	46,463
International Rectifier Corp. (Æ)	9,600	162
Intuit, Inc. (Æ)	141,300	3,268
Jabil Circuit, Inc.	854,000	6,917
JDS Uniphase Corp. (Æ)	442,800	2,041
Juniper Networks, Inc. (Æ)	248,400	5,378
L-3 Communications Holdings, Inc. (Û)	103,000	7,843
Linear Technology Corp.	120,300	2,620
LSI Corp. (Æ)	78,289	301
Macrovision Solutions Corp. (Æ)	648	13
Mantech International Corp. Class A (Æ)	36,300	1,314
Marvell Technology Group, Ltd. (Æ)	443,593	4,871
Maxim Integrated Products, Inc.	448,500	6,077
McAfee, Inc. (Æ)	4,200	158
Microchip Technology, Inc.	52,200	1,201
Micron Technology, Inc. (Æ)	33,300	163
Microsoft Corp. (Û)	2,260,986	45,808
Motorola, Inc. (Û)	796,300	4,404
National Instruments Corp.	38,700	853
National Semiconductor Corp.	115,700	1,431
NCR Corp. (Æ)	518,400	5,262
NetApp, Inc. (Æ)	100,393	1,837
NeuStar, Inc. Class A (Æ)	9,585	182
Novell, Inc. (Æ)	418,000	1,572
Nvidia Corp. (Æ)	27,900	320
ON Semiconductor Corp. (Æ)	37,000	201
Oracle Corp. (Û)	1,704,101	32,957
PerkinElmer, Inc.	30,100	439
Plexus Corp. (Æ)	56,200	1,245
QLogic Corp. (Æ)	11,000	156
QUALCOMM, Inc. (Û)	381,989	16,166
Rambus, Inc. (Æ)	16,900	202
Red Hat, Inc. (Æ)	42,500	734
SAIC, Inc. (Æ)	300,100	5,432
SanDisk Corp. (Æ)	19,600	308
Seagate Technology	838,842	6,845
Seagate Technology, Inc. (Æ)	124,942	—
Sun Microsystems, Inc. (Æ)	62,353	571
SunPower Corp. Class A (Æ)	15,800	433

	Principal Amount ($) or Shares	Market Value $
Symantec Corp. (Æ)(Û)	1,993,115	34,381
Syniverse Holdings, Inc. (Æ)	48,900	616
Tellabs, Inc. (Æ)	1,175,529	6,160
Texas Instruments, Inc. (Û)	744,999	13,455
Trimble Navigation, Ltd. (Æ)	50,500	1,083
Tyco Electronics, Ltd.	11,200	195
Varian Semiconductor Equipment Associates, Inc. (Æ)	6,600	169
VeriSign, Inc. (Æ)	40,093	825
Vishay Intertechnology, Inc. (Æ)	161,294	947
VMware, Inc. Class A (Æ)	29,300	764
Western Digital Corp. (Æ)	600,154	14,116
Xilinx, Inc.	88,400	1,807
Zoran Corp. (Æ)	39,300	351

		589,626

Utilities - 6.3%
Ameren Corp.	31,900	734
American Electric Power Co., Inc. (Û)	222,700	5,875
American Water Works Co., Inc.	5,105	92
Aqua America, Inc.	26,600	488
AT&T, Inc. (Û)	2,346,070	60,106
Atmos Energy Corp.	4,100	101
Calpine Corp. (Æ)	60,600	491
CenturyTel, Inc.	105,822	2,873
Consolidated Edison, Inc. (Û)	65,300	2,425
Dominion Resources, Inc.	116,700	3,520
DTE Energy Co. (Û)	141,900	4,196
Duke Energy Corp.	335,140	4,628
Edison International (Û)	232,100	6,617
Embarq Corp.	226,552	8,283
Entergy Corp. (Û)	92,100	5,965
Exelon Corp.	152,028	7,013
FirstEnergy Corp. (Û)	189,100	7,734
FPL Group, Inc.	128,500	6,912
Frontier Communications Corp.	244,200	1,736
Hawaiian Electric Industries, Inc.	195,200	3,033
Integrys Energy Group, Inc.	41,983	1,109
Laclede Group, Inc. (The)	7,800	271
Leap Wireless International, Inc. (Æ)	38,532	1,390
MDU Resources Group, Inc.	129,186	2,270
MetroPCS Communications, Inc. (Æ)	35,000	598
Mirant Corp. (Æ)	172,664	2,198
National Fuel Gas Co.	28,200	922
NII Holdings, Inc. (Æ)	255,668	4,132
NiSource, Inc.	56,579	622
Northeast Utilities	7,200	151
NSTAR	39,600	1,244
OGE Energy Corp.	39,268	1,010
Oneok, Inc.	8,800	230
PG&E Corp.	40,900	1,518
Pinnacle West Capital Corp.	146,714	4,017
Portland General Electric Co.	63,600	1,162
PPL Corp.	61,232	1,831
Progress Energy, Inc.	27,300	931
Public Service Enterprise Group, Inc. (Û)	317,900	9,486
Questar Corp.	4,700	140

18	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qwest Communications International, Inc.	48,100	187
SCANA Corp.	14,000	423
Sempra Energy	213,900	9,844
Southern Co. (The)	38,600	1,115
Southern Union Co.	12,200	194
Spectra Energy Corp.	98,200	1,424
Sprint Nextel Corp. (Æ)	328,335	1,432
TECO Energy, Inc.	69,400	735
Telephone & Data Systems, Inc.	12,932	371
Time Warner Cable, Inc. (Û)	243,707	7,855
UGI Corp.	137,400	3,152
US Cellular Corp. (Æ)	39,200	1,333
Vectren Corp.	17,767	394
Verizon Communications, Inc. (Û)	958,638	29,085
Windstream Corp.	43,300	359
Wisconsin Energy Corp.	1,900	76
Xcel Energy, Inc.	900	17

		226,050

Total Common Stocks (cost $4,472,167)		3,659,381

Short-Term Investments - 7.3%
Russell Investment Company Russell Money Market Fund	207,168,900	207,169
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	53,800	53,800

Total Short-Term Investments (cost $260,969)		260,969

Total Investments - 109.0% (identified cost $4,733,136)		3,920,350

Securities Sold Short - (9.9%)
Auto and Transportation - (0.6%)
BorgWarner, Inc.	(162,600)	(4,707)
Gentex Corp.	(222,300)	(2,972)
Harley-Davidson, Inc.	(116,700)	(2,586)
PACCAR, Inc.	(208,400)	(7,386)
Southwest Airlines Co.	(506,800)	(3,538)

		(21,189)

Consumer Discretionary - (2.2%)
Amazon.com, Inc. (Æ)	(34,600)	(2,786)
Cablevision Systems Corp. Class A	(317,600)	(5,450)
Capella Education Co. (Æ)	(5,800)	(298)
Carnival Corp.	(84,000)	(2,258)
CBS Corp. Class B	(808,400)	(5,691)
Corrections Corp. of America (Æ)	(120,486)	(1,702)
CoStar Group, Inc. (Æ)	(25,500)	(945)
Dick’s Sporting Goods, Inc. (Æ)	(121,100)	(2,301)
DTS, Inc. (Æ)	(14,500)	(386)
Electronic Arts, Inc. Series C (Æ)	(313,000)	(6,370)
Estee Lauder Cos., Inc. (The) Class A	(224,400)	(6,710)
EW Scripps Co. Class A	(39,811)	(78)
Geo Group, Inc. (The) (Æ)	(27,866)	(463)
IHS, Inc. Class A (Æ)	(27,761)	(1,148)

	Principal Amount ($) or Shares	Market Value $
International Game Technology	(118,700)	(1,466)
Iron Mountain, Inc. (Æ)	(247,100)	(7,040)
Liberty Media Corp. - Capital Series A (Æ)	(379,132)	(4,436)
LKQ Corp. (Æ)	(166,332)	(2,824)
Marriott International, Inc. Class A	(307,600)	(7,247)
Men’s Wearhouse, Inc. (The)	(33,200)	(619)
O’Reilly Automotive, Inc. (Æ)	(177,300)	(6,888)
Orient-Express Hotels, Ltd. Class A	(101,600)	(657)
Pinnacle Entertainment, Inc. (Æ)	(21,200)	(265)
Sally Beauty Holdings, Inc. (Æ)	(206,925)	(1,531)
Scientific Games Corp. Class A (Æ)	(145,666)	(2,548)
Service Corp. International	(451,500)	(2,045)
Urban Outfitters, Inc. (Æ)	(79,500)	(1,549)
Waste Management, Inc.	(108,300)	(2,890)

		(78,591)

Consumer Staples - (0.5%)
Brown-Forman Corp. Class B	(129,200)	(6,008)
Hain Celestial Group, Inc. (The) (Æ)	(50,000)	(835)
McCormick & Co., Inc.	(168,400)	(4,959)
Molson Coors Brewing Co. Class B	(175,700)	(6,721)
Smithfield Foods, Inc. (Æ)	(105,029)	(907)
Vector Group, Ltd.	(3,000)	(40)

		(19,470)

Financial Services - (1.1%)
Aflac, Inc.	(5,000)	(144)
Alleghany Corp. (Æ)	(1)	—
Capital One Financial Corp.	(334,900)	(5,606)
CB Richard Ellis Group, Inc. Class A (Æ)	(272,900)	(2,047)
CIT Group, Inc.	(47,360)	(105)
Digital Realty Trust, Inc. (ö)	(40,500)	(1,458)
Eaton Vance Corp.	(82,500)	(2,258)
Fidelity National Financial, Inc. Class A	(3,583)	(65)
Health Care REIT, Inc. (ö)	(23,800)	(811)
Interactive Brokers Group, Inc. Class A (Æ)	(17,163)	(253)
Jefferies Group, Inc.	(101,910)	(1,994)
Keycorp	(717,400)	(4,412)
Legg Mason, Inc.	(20,500)	(411)
Mastercard, Inc. Class A	(10,900)	(2,000)
MGIC Investment Corp.	(351,950)	(901)
Plum Creek Timber Co., Inc. (ö)	(20,100)	(694)
SunTrust Banks, Inc.	(393,000)	(5,675)
T Rowe Price Group, Inc.	(122,300)	(4,711)
TFS Financial Corp.	(447,400)	(5,248)
Tower Group, Inc.	(12,200)	(332)
Wright Express Corp. (Æ)	(51,000)	(1,168)

		(40,293)

Health Care - (1.0%)
Acorda Therapeutics, Inc. (Æ)	(28,000)	(555)
Alexion Pharmaceuticals, Inc. (Æ)	(10,900)	(364)
athenahealth, Inc. (Æ)	(13,700)	(436)
BioMarin Pharmaceutical, Inc. (Æ)	(135,515)	(1,743)
Celgene Corp. (Æ)	(79,100)	(3,379)
Cougar Biotechnology, Inc. (Æ)	(15,900)	(555)

Russell U.S. Quantitative Equity Fund	19

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ev3, Inc. (Æ)	(12,686)	(106)
HLTH Corp. (Æ)	(78,854)	(867)
Illumina, Inc. (Æ)	(218,500)	(8,161)
Intuitive Surgical, Inc. (Æ)	(24,800)	(3,565)
Medarex, Inc. (Æ)	(205,800)	(1,218)
MedAssets, Inc. New (Æ)	(32,100)	(553)
Medicis Pharmaceutical Corp. Class A	(109,300)	(1,756)
Meridian Bioscience, Inc.	(34,500)	(600)
NuVasive, Inc. (Æ)	(42,075)	(1,595)
Psychiatric Solutions, Inc. (Æ)	(47,000)	(911)
Seattle Genetics, Inc. (Æ)	(76,200)	(703)
Theravance, Inc. (Æ)	(19,100)	(274)
United Therapeutics Corp. (Æ)	(7,400)	(465)
VCA Antech, Inc. (Æ)	(102,400)	(2,562)
Vertex Pharmaceuticals, Inc. (Æ)	(172,700)	(5,323)
Wright Medical Group, Inc. (Æ)	(75,600)	(1,040)
XenoPort, Inc. (Æ)	(35,200)	(481)

		(37,212)

Integrated Oils - (0.2%)
Hess Corp.	(105,100)	(5,758)

Materials and Processing - (0.5%)
Alcoa, Inc.	(342,500)	(3,106)
Century Aluminum Co. (Æ)	(102,000)	(412)
Eagle Materials, Inc.	(57,900)	(1,610)
Forest City Enterprises, Inc. Class A	(123,625)	(1,042)
Hexcel Corp. (Æ)	(86,600)	(830)
Kaydon Corp.	(25,800)	(825)
Monsanto Co.	(10,300)	(874)
Quanta Services, Inc. (Æ)	(117,800)	(2,678)
Scotts Miracle-Gro Co. (The) Class A	(28,000)	(946)
St. Joe Co. (The) (Æ)	(105,600)	(2,627)
Temple-Inland, Inc.	(66,463)	(794)
Vulcan Materials Co.	(60,000)	(2,853)

		(18,597)

Miscellaneous - (0.2%)
Fortune Brands, Inc.	(174,100)	(6,844)

Other Energy - (1.2%)
Anadarko Petroleum Corp.	(173,300)	(7,462)
Devon Energy Corp.	(58,900)	(3,054)
EQT Corp.	(178,200)	(5,993)
Exterran Holdings, Inc. (Æ)	(69,000)	(1,425)
Halliburton Co.	(183,600)	(3,712)
PetroHawk Energy Corp. (Æ)	(395,600)	(9,336)
Plains Exploration & Production Co. (Æ)	(34,100)	(643)
Range Resources Corp.	(159,700)	(6,383)
Schlumberger, Ltd.	(94,200)	(4,615)
Weatherford International, Ltd. (Æ)	(48,700)	(810)
Williams Cos., Inc. (The)	(70,500)	(995)

		(44,428)

	Principal Amount ($) or Shares	Market Value $
Producer Durables - (0.9%)
American Tower Corp. Class A (Æ)	(99,300)	(3,154)
Astec Industries, Inc. (Æ)	(10,100)	(311)
Crown Castle International Corp. (Æ)	(436,100)	(10,693)
Dionex Corp. (Æ)	(41,300)	(2,602)
ESCO Technologies, Inc. (Æ)	(21,300)	(886)
Pitney Bowes, Inc.	(171,100)	(4,199)
Roper Industries, Inc.	(100,900)	(4,600)
SBA Communications Corp. Class A (Æ)	(154,100)	(3,883)
Woodward Governor Co.	(9,529)	(190)

		(30,518)

Technology - (1.3%)
Avocent Corp. (Æ)	(44,200)	(638)
Cavium Networks, Inc. (Æ)	(30,200)	(380)
Cognizant Technology Solutions Corp. Class A (Æ)	(134,900)	(3,344)
Corning, Inc.	(210,500)	(3,078)
DealerTrack Holdings, Inc. (Æ)	(38,900)	(591)
EPIQ Systems, Inc. (Æ)	(58,313)	(902)
Equinix, Inc. (Æ)	(37,700)	(2,648)
II-VI, Inc. (Æ)	(2,475)	(59)
Linear Technology Corp.	(187,200)	(4,077)
Marvell Technology Group, Ltd. (Æ)	(294,400)	(3,233)
Microchip Technology, Inc.	(244,900)	(5,633)
Microsemi Corp. (Æ)	(68,100)	(914)
Omniture, Inc. (Æ)	(117,600)	(1,449)
Power Integrations, Inc.	(44,200)	(941)
Rambus, Inc. (Æ)	(139,100)	(1,666)
Salesforce.com, Inc. (Æ)	(168,700)	(7,222)
Tessera Technologies, Inc. (Æ)	(26,508)	(372)
VMware, Inc. Class A (Æ)	(210,600)	(5,492)
Yahoo!, Inc. (Æ)	(197,000)	(2,815)

		(45,454)

Utilities - (0.2%)
Consolidated Edison, Inc.	(91,600)	(3,401)
DPL, Inc.	(27,730)	(622)
MetroPCS Communications, Inc. (Æ)	(10,400)	(178)
Otter Tail Corp.	(45,442)	(1,008)
Southern Co. (The)	(106,500)	(3,076)

		(8,285)

Total Securities Sold Short (proceeds $379,619)		(356,639)

Other Assets and Liabilities, Net - 0.9%		33,372

Net Assets - 100.0%		3,597,083

See accompanying notes which are an integral part of the financial statements.

20	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	3,190	USD	138,765	06/09	22,064
S&P 500 Index (CME)	590	USD	128,325	06/09	19,860
S&P Midcap 400 E-Mini Index (CME)	438	USD	24,528	06/09	5,114

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					47,038

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.6
Consumer Discretionary	14.2
Consumer Staples	9.2
Financial Services	13.9
Health Care	14.5
Integrated Oils	8.1
Materials and Processing	4.9
Miscellaneous	1.4
Other Energy	5.0
Producer Durables	5.2
Technology	16.4
Utilities	6.3
Short-Term Investments	7.3

Total Investments	109.0
Securities Sold Short	(9.9)
Other Assets and Liabilities, Net	0.9

100.0

Futures Contracts	1.3

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Quantitative Equity Fund	21

Russell Investment Company

Russell U.S. Growth Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$996.10	$1,014.28
Expenses Paid During Period*	$10.49	$10.59

*	Expenses are equal to the Fund’s annualized expense ratio of 2.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$999.30	$1,017.95
Expenses Paid During Period*	$6.84	$6.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,002.90	$1,019.89
Expenses Paid During Period*	$4.92	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,001.40	$1,019.34
Expenses Paid During Period*	$5.46	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

22	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.8%
Auto and Transportation - 2.7%
CH Robinson Worldwide, Inc.	3,270	174
Expeditors International of Washington, Inc.	22,000	764
ExpressJet Holdings, Inc. (Æ)(Ñ)	7,400	9
Union Pacific Corp.	17,265	848
United Parcel Service, Inc. Class B	16,410	859

		2,654

Consumer Discretionary - 12.7%
Accenture, Ltd. Class A	9,000	265
Activision Blizzard, Inc. (Æ)	18,690	201
Amazon.com, Inc. (Æ)	16,013	1,289
Apollo Group, Inc. Class A (Æ)	4,254	268
Best Buy Co., Inc. (Ñ)	9,690	372
Brown Shoe Co., Inc. (Ñ)	4,200	27
Casual Male Retail Group, Inc. (Æ)(Ñ)	21,400	27
Central Garden and Pet Co. (Æ)(Ñ)	5,600	54
Citi Trends, Inc. (Æ)(Ñ)	1,600	39
Coach, Inc.	3,400	83
Darden Restaurants, Inc.	6,600	244
DreamWorks Animation SKG, Inc. Class A (Æ)	2,351	57
eBay, Inc. (Æ)(Ñ)	9,800	161
Guess?, Inc.	12,430	324
Hot Topic, Inc. (Æ)(Ñ)	4,100	50
Isle of Capri Casinos, Inc. (Æ)(Ñ)	5,500	59
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	2,000	81
Kohl’s Corp. (Æ)	14,273	647
Lakes Entertainment, Inc. (Æ)(Ñ)	8,900	28
Lowe’s Cos., Inc.	62,925	1,353
Lumber Liquidators, Inc. (Æ)(Ñ)	2,800	42
Marriott International, Inc. Class A (Ñ)	14,700	346
McDonald’s Corp.	4,200	224
Morgans Hotel Group Co. (Æ)(Ñ)	6,600	28
Nike, Inc. Class B (Ñ)	22,037	1,156
Pacific Sunwear of California, Inc. (Æ)(Ñ)	16,000	65
PEP Boys-Manny Moe & Jack (Ñ)	6,200	46
Revlon, Inc. (Æ)(Ñ)	3,710	18
Scripps Networks Interactive, Inc. (Ñ)	8,869	243
Shuffle Master, Inc. (Æ)(Ñ)	8,600	33
Staples, Inc. (Ñ)	81,500	1,681
Starbucks Corp. (Æ)(Ñ)	29,300	424
Sturm Ruger & Co., Inc. (Æ)(Ñ)	4,500	55
Target Corp.	18,015	743
Tractor Supply Co. (Æ)(Ñ)	1,232	50
Valuevision Media, Inc. Class A (Æ)(Ñ)	16,600	12
VF Corp. (Ñ)	2,100	125
Wal-Mart Stores, Inc.	11,686	589
Walt Disney Co. (The)	18,961	415
Weight Watchers International, Inc. (Ñ)	18,000	448
WPT Enterprises, Inc. (Æ)(Ñ)	3,396	3
Youbet.com, Inc. (Æ)(Ñ)	26,300	62
Yum! Brands, Inc.	4,600	153

		12,590

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 7.3%
American Italian Pasta Co. Class A (Æ)	2,200	69
Chiquita Brands International, Inc. (Æ)(Ñ)	4,100	31
Church & Dwight Co., Inc. (Ñ)	2,089	114
Clorox Co.	3,760	211
Coca-Cola Co. (The)	24,717	1,064
Colgate-Palmolive Co.	8,600	507
Diageo PLC - ADR	4,535	217
Diamond Foods, Inc. (Ñ)	2,800	73
General Mills, Inc. (Ñ)	4,800	243
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	4,600	34
Kraft Foods, Inc. Class A (Ñ)	7,000	164
Kroger Co. (The)	9,940	215
Monterey Gourmet Foods, Inc. (Æ)(Ñ)	5,948	8
PepsiCo, Inc.	25,390	1,263
Procter & Gamble Co. (The)	28,600	1,414
Smart Balance, Inc. (Æ)(Ñ)	6,200	44
SYSCO Corp.	32,460	757
Walgreen Co.	25,000	786

		7,214

Financial Services - 11.0%
American Express Co. (Ñ)	16,800	424
Automatic Data Processing, Inc. (Ñ)	17,800	627
Bank of America Corp. (Ñ)	12,600	112
Bank of New York Mellon Corp. (The)	27,000	688
BlackRock, Inc. Class A (Ñ)	1,240	182
CME Group, Inc. Class A (Ñ)	3,200	708
Endurance Specialty Holdings, Ltd. (Ñ)	5,267	138
Goldman Sachs Group, Inc. (The)	7,107	913
Hercules Technology Growth Capital, Inc. (Ñ)	5,000	30
IntercontinentalExchange, Inc. (Æ)	14,346	1,257
Mastercard, Inc. Class A (Ñ)	7,542	1,384
MCG Capital Corp.	600	1
Morgan Stanley (Ñ)	7,800	184
Northern Trust Corp.	4,700	255
Prudential Financial, Inc.	5,800	167
State Street Corp.	14,900	508
T Rowe Price Group, Inc. (Ñ)	5,080	196
Visa, Inc. (Ñ)	34,040	2,211
Wells Fargo & Co.	13,522	271
Western Union Co. (The)	37,648	631
WR Berkley Corp.	1,786	43
ZipRealty, Inc. (Æ)	8,400	24

		10,954

Health Care - 13.6%
Abbott Laboratories	30,141	1,261
Adolor Corp. (Æ)(Ñ)	4,800	11
Allergan, Inc.	19,500	910
AspenBio Pharma, Inc. (Æ)(Ñ)	9,600	16
Candela Corp. (Æ)	1,000	1
Celgene Corp. (Æ)	17,754	758
CVS/Caremark Corp.	11,690	371
Cyberonics, Inc. (Æ)(Ñ)	2,600	34
Dentsply International, Inc. (Ñ)	5,000	143

Russell U.S. Growth Fund	23

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Express Scripts, Inc. Class A (Æ)	6,230	398
Genzyme Corp. (Æ)	9,900	528
Gilead Sciences, Inc. (Æ)	43,028	1,971
Henry Schein, Inc. (Æ)(Ñ)	6,400	263
Immunogen, Inc. (Æ)(Ñ)	8,300	58
Intuitive Surgical, Inc. (Æ)(Ñ)	1,920	276
Johnson & Johnson	2,500	131
Maxygen, Inc. (Æ)(Ñ)	6,800	40
Medco Health Solutions, Inc. (Æ)	18,000	784
Medtronic, Inc.	23,552	754
Merck & Co., Inc. (Ñ)	4,200	102
Mylan, Inc. (Æ)(Ñ)	10,500	139
Nabi Biopharmaceuticals (Æ)(Ñ)	14,400	49
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	3,400	35
Novo Nordisk A/S - ADR	11,500	546
OraSure Technologies, Inc. (Æ)(Ñ)	4,300	16
Perma-Fix Environmental Services (Æ)	7,300	16
Pharmacyclics, Inc. (Æ)(Ñ)	9,700	12
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	9,900	45
St. Jude Medical, Inc. (Æ)	7,670	257
Stericycle, Inc. (Æ)(Ñ)	6,320	298
Synovis Life Technologies, Inc. (Æ)(Ñ)	4,392	67
Teva Pharmaceutical Industries, Ltd. - ADR	37,375	1,640
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	5,300	186
UnitedHealth Group, Inc. (Ñ)	39,100	920
Vnus Medical Technologies, Inc. (Æ)(Ñ)	2,200	49
Zimmer Holdings, Inc. (Æ)	9,700	427

		13,512

Integrated Oils - 1.4%
Chevron Corp.	1,900	126
Exxon Mobil Corp.	5,964	398
Hess Corp.	6,648	364
Occidental Petroleum Corp.	4,730	266
Petroleo Brasileiro SA - ADR	7,400	248

		1,402

Materials and Processing - 5.2%
Air Products & Chemicals, Inc.	3,800	250
Alcoa, Inc.	34,350	312
Archer-Daniels-Midland Co.	12,330	304
Buckeye Technologies, Inc. (Æ)(Ñ)	10,400	54
Celanese Corp. Class A (Ñ)	12,300	256
Ecolab, Inc. (Ñ)	10,500	405
Fluor Corp.	8,265	313
Monsanto Co.	18,748	1,592
Potash Corp. of Saskatchewan, Inc.	4,002	346
Praxair, Inc.	8,500	634
Quanta Services, Inc. (Æ)(Ñ)	5,500	125
Syngenta AG - ADR (Æ)(Ñ)	11,800	503
Unifi, Inc. (Æ)	13,800	12
Valence Technology, Inc. (Æ)(Ñ)	19,300	43

		5,149

	Principal Amount ($) or Shares	Market Value $
Miscellaneous - 0.8%
3M Co.	3,800	219
ABB, Ltd. - ADR	21,152	301
Honeywell International, Inc. (Ñ)	8,600	268

		788

Other Energy - 4.3%
Berry Petroleum Co. Class A (Ñ)	2,700	45
Cameron International Corp. (Æ)	7,910	202
EOG Resources, Inc.	12,300	781
National Oilwell Varco, Inc. (Æ)	18,300	554
Peabody Energy Corp.	4,710	124
PetroHawk Energy Corp. (Æ)(Ñ)	23,278	550
Petroquest Energy, Inc. (Æ)(Ñ)	5,000	15
Schlumberger, Ltd.	21,402	1,049
Southwestern Energy Co. (Æ)	4,440	159
Transocean, Ltd. (Æ)(Ñ)	2,700	182
Warren Resources, Inc. (Æ)(Ñ)	19,600	31
Weatherford International, Ltd. (Æ)	19,320	321
XTO Energy, Inc.	6,300	218

		4,231

Producer Durables - 4.1%
American Tower Corp. Class A (Æ)	12,410	394
Applied Materials, Inc. (Ñ)	66,550	813
Champion Enterprises, Inc. (Æ)(Ñ)	17,400	10
Crown Castle International Corp. (Æ)	31,200	765
Cummins, Inc.	5,130	174
DayStar Technologies, Inc. (Æ)(Ñ)	11,400	13
Deere & Co.	4,547	188
EF Johnson Technologies, Inc. (Æ)(Ñ)	2,200	1
KLA-Tencor Corp. (Ñ)	8,890	247
Lam Research Corp. (Æ)(Ñ)	5,100	142
Lockheed Martin Corp.	2,800	220
Mattson Technology, Inc. (Æ)(Ñ)	7,600	9
Powell Industries, Inc. (Æ)(Ñ)	1,400	50
Raytheon Co.	5,400	244
Sonic Solutions, Inc. (Æ)(Ñ)	20,300	45
Sunpower Corp. (Æ)(Ñ)	8,679	220
Tyco International, Ltd.	10,100	240
United Technologies Corp.	5,500	269

		4,044

Technology - 26.7%
Actuate Corp. (Æ)(Ñ)	9,900	37
Adobe Systems, Inc. (Æ)	62,829	1,718
Affiliated Computer Services, Inc. Class A (Æ)	2,600	126
Apple, Inc. (Æ)	27,549	3,466
Art Technology Group, Inc. (Æ)(Ñ)	17,400	55
ASML Holding NV (Ñ)	6,870	145
Avistar Communications Corp. (Æ)(Ñ)	29,800	27
Blue Coat Systems, Inc. (Æ)(Ñ)	3,100	41
BMC Software, Inc. (Æ)	4,690	163
Broadcom Corp. Class A (Æ)	33,551	778
Catapult Communications Corp. (Æ)(Ñ)	6,000	44

24	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ceva, Inc. (Æ)(Ñ)	6,000	49
Cisco Systems, Inc. (Æ)	22,800	440
Citrix Systems, Inc. (Æ)	8,113	231
Corning, Inc.	62,719	917
Dell, Inc. (Æ)	17,400	202
Ditech Networks, Inc. (Æ)(Ñ)	13,300	13
DivX, Inc. (Æ)(Ñ)	4,100	21
First Solar, Inc. (Æ)(Ñ)	2,770	519
Google, Inc. Class A (Æ)	8,687	3,440
Hewlett-Packard Co.	41,248	1,484
Immersion Corp. (Æ)(Ñ)	6,700	28
Integrated Silicon Solution, Inc. (Æ)	8,700	19
Intel Corp.	18,700	295
Interactive Intelligence, Inc. (Æ)(Ñ)	3,300	36
International Business Machines Corp.	12,180	1,257
Intuit, Inc. (Æ)	31,000	717
ION Geophysical Corp. (Æ)(Ñ)	12,000	30
Juniper Networks, Inc. (Æ)(Ñ)	13,360	289
Keynote Systems, Inc. (Æ)(Ñ)	4,500	35
Leadis Technology, Inc. (Æ)	9,200	6
Maxim Integrated Products, Inc. (Ñ)	18,000	244
McAfee, Inc. (Æ)(Ñ)	3,630	136
Micrel, Inc. (Ñ)	6,400	48
Microsoft Corp.	46,100	934
MIPS Technologies, Inc. (Æ)(Ñ)	14,200	47
MoSys, Inc. (Æ)(Ñ)	13,000	18
Openwave Systems, Inc. (Æ)(Ñ)	21,500	26
Oplink Communications, Inc. (Æ)(Ñ)	5,300	59
Oracle Corp.	51,424	995
Phoenix Technologies, Ltd. (Æ)(Ñ)	6,200	18
Pixelworks, Inc. (Æ)	1,233	1
QUALCOMM, Inc.	89,497	3,788
Research In Motion, Ltd. (Æ)	6,324	440
RightNow Technologies, Inc. (Æ)(Ñ)	3,800	29
Sanmina-SCI Corp. (Æ)	42,900	24
SAP AG - ADR (Ñ)	12,400	472
Seachange International, Inc. (Æ)(Ñ)	7,600	48
SourceForge, Inc. (Æ)(Ñ)	25,500	24
Symantec Corp. (Æ)	30,000	517
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	28,320	299
Teradata Corp. (Æ)	33,000	552
Transwitch Corp. (Æ)	39,925	16
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	5,400	138
VeriSign, Inc. (Æ)(Ñ)	36,000	741
Xilinx, Inc. (Ñ)	15,030	307

		26,549

Utilities - 1.0%
China Mobile, Ltd. - ADR	5,450	235
DG FastChannel, Inc. (Æ)(Ñ)	2,700	63
Exelon Corp. (Ñ)	5,500	254
FPL Group, Inc.	4,246	229

	Principal Amount ($) or Shares	Market Value $
MetroPCS Communications, Inc. (Æ)	10,600	181
Neutral Tandem, Inc. (Æ)	2,000	57

		1,019

Total Common Stocks (cost $92,190)		90,106

Short-Term Investments - 9.0%
Russell Investment Company Russell Money Market Fund	7,383,000	7,383
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	1,500	1,500

Total Short-Term Investments (cost $8,883)		8,883

Other Securities - 16.9%
Russell Investment Company Russell Money Market Fund (×)	8,326,232	8,326
State Street Securities Lending Quality Trust (×)	8,768,861	8,453

Total Other Securities (cost $17,095)		16,779

Total Investments - 116.7% (identified cost $118,168)		115,768

Other Assets and Liabilities, Net - (16.7%)		(16,526)

Net Assets - 100.0%		99,242

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Growth Fund	25

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	70	USD	1,951	06/09	284
S&P 500 E-Mini Index (CME)	120	USD	5,220	06/09	442
S&P 500 Index (CME)	8	USD	1,740	06/09	80

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					806

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.7
Consumer Discretionary	12.7
Consumer Staples	7.3
Financial Services	11.0
Health Care	13.6
Integrated Oils	1.4
Materials and Processing	5.2
Miscellaneous	0.8
Other Energy	4.3
Producer Durables	4.1
Technology	26.7
Utilities	1.0
Short-Term Investments	9.0
Other Securities	16.9

Total Investments	116.7
Other Assets and Liabilities, Net	(16.7)

100.0

Futures Contracts	0.8

See accompanying notes which are an integral part of the financial statements.

26	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Value Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$913.80	$1,014.58
Expenses Paid During Period*	$9.78	$10.29

*	Expenses are equal to the Fund’s annualized expense ratio of 2.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$917.40	$1,018.30
Expenses Paid During Period*	$6.23	$6.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$919.20	$1,019.93
Expenses Paid During Period*	$4.66	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$920.30	$1,019.54
Expenses Paid During Period*	$5.05	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Value Fund	27

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.7%
Auto and Transportation - 2.6%
CSX Corp.	20,400	604
Delta Air Lines, Inc. (Æ)	31,300	193
Magna International, Inc. Class A	22,500	764
Navistar International Corp. (Æ)(Ñ)	39,100	1,478
Norfolk Southern Corp.	8,400	300
Union Pacific Corp.	8,510	418

		3,757

Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.	8,000	350
American Eagle Outfitters, Inc.	43,100	639
Apollo Group, Inc. Class A (Æ)	2,400	151
AutoNation, Inc. (Æ)	10,300	182
Avon Products, Inc.	21,500	489
Best Buy Co., Inc. (Ñ)	7,200	276
Black & Decker Corp.	8,500	343
CBS Corp. Class B	62,000	437
Darden Restaurants, Inc.	10,000	370
DIRECTV Group, Inc. (The) (Æ)(Ñ)	59,210	1,464
Home Depot, Inc.	37,830	996
JC Penney Co., Inc. (Ñ)	65,500	2,010
Kimberly-Clark Corp.	16,620	817
Kohl’s Corp. (Æ)	3,900	177
Limited Brands, Inc.	59,900	684
Macy’s, Inc.	46,200	632
McDonald’s Corp.	22,170	1,181
McGraw-Hill Cos., Inc. (The)	27,400	826
Newell Rubbermaid, Inc.	34,200	357
Republic Services, Inc. Class A	24,400	512
Royal Caribbean Cruises, Ltd.	18,500	273
RR Donnelley & Sons Co.	35,400	412
Snap-On, Inc.	7,500	254
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	25,100	524
Tiffany & Co. (Ñ)	15,600	452
VF Corp.	4,700	279
Wal-Mart Stores, Inc.	27,210	1,371
Walt Disney Co. (The)	24,090	528
Williams-Sonoma, Inc. (Ñ)	50,000	700
Yum! Brands, Inc.	26,770	893

		18,579

Consumer Staples - 2.1%
Altria Group, Inc.	15,600	255
Clorox Co.	4,400	247
Coca-Cola Enterprises, Inc.	20,500	350
Hershey Co. (The) (Ñ)	7,300	264
Lorillard, Inc.	13,900	877
Pepsi Bottling Group, Inc.	8,200	256
Tyson Foods, Inc. Class A (Ñ)	71,100	749

		2,998

Financial Services - 20.9%
Aflac, Inc.	8,300	240
Annaly Capital Management, Inc. (ö)	51,600	726

	Principal Amount ($) or Shares	Market Value $
AON Corp.	13,800	582
Arch Capital Group, Ltd. (Æ)	3,700	214
Bank of America Corp. (Ñ)	166,349	1,485
Bank of New York Mellon Corp. (The)	84,210	2,146
Capital One Financial Corp. (Ñ)	85,900	1,438
Cigna Corp.	8,100	160
Fidelity National Financial, Inc. Class A	11,800	214
Genworth Financial, Inc. Class A	430,368	1,016
Goldman Sachs Group, Inc. (The)	10,290	1,322
Health Care REIT, Inc. (ö)	16,100	549
Invesco, Ltd.	40,700	599
JPMorgan Chase & Co.	132,400	4,369
Keycorp (Ñ)	69,500	427
Mastercard, Inc. Class A (Ñ)	5,250	963
Mercury General Corp.	17,400	588
MetLife, Inc.	68,900	2,050
Morgan Stanley (Ñ)	106,290	2,513
PNC Financial Services Group, Inc. (Ñ)	15,700	623
State Street Corp.	49,310	1,683
SunTrust Banks, Inc. (Ñ)	42,200	609
T Rowe Price Group, Inc. (Ñ)	19,300	743
Torchmark Corp. (Ñ)	25,200	739
Travelers Cos., Inc. (The)	9,300	383
Unum Group	49,500	809
US Bancorp	67,790	1,235
Walter Investment Management Corp. (Æ)(ö)(Ñ)	2,278	18
Wells Fargo & Co.	51,500	1,030
Wilmington Trust Corp.	23,200	337

		29,810

Health Care - 8.0%
Abbott Laboratories	10,930	457
Amgen, Inc. (Æ)	40,620	1,969
Baxter International, Inc.	10,720	520
Becton Dickinson and Co.	10,340	625
Biogen Idec, Inc. (Æ)	18,205	880
Bristol-Myers Squibb Co.	38,800	745
CVS/Caremark Corp.	10,800	343
Eli Lilly & Co.	13,100	431
Genzyme Corp. (Æ)	17,310	923
Johnson & Johnson	23,490	1,230
Life Technologies Corp. (Æ)	19,100	713
Pfizer, Inc.	70,200	938
Shire PLC - ADR (Ñ)	22,340	833
Thermo Fisher Scientific, Inc. (Æ)	14,520	509
UnitedHealth Group, Inc.	10,200	240

		11,356

Integrated Oils - 5.7%
BP PLC-ADR (Ñ)	7,000	297
Chevron Corp.	40,562	2,681
ConocoPhillips	32,960	1,351
Exxon Mobil Corp.	17,600	1,173
Hess Corp.	7,300	400
Marathon Oil Corp.	34,500	1,025

28	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Noble Corp.	14,300	391
Occidental Petroleum Corp.	14,700	828

		8,146

Materials and Processing - 7.0%
Air Products & Chemicals, Inc.	3,800	250
Alcoa, Inc. (Ñ)	41,700	378
Archer-Daniels-Midland Co.	6,400	158
Ashland, Inc. (Ñ)	26,860	590
Avery Dennison Corp.	18,100	520
Cabot Corp.	24,600	359
Celanese Corp. Class A	9,600	200
CF Industries Holdings, Inc.	5,400	389
Dow Chemical Co. (The)	23,700	379
Freeport-McMoRan Copper & Gold, Inc. Class B	16,500	704
Lubrizol Corp.	11,600	501
Masco Corp.	32,200	285
Monsanto Co.	4,740	402
PPG Industries, Inc.	8,900	392
Praxair, Inc.	11,670	871
Precision Castparts Corp.	14,850	1,112
RPM International, Inc.	31,650	437
Sealed Air Corp.	36,700	700
Terra Industries, Inc.	15,300	406
Timken Co.	22,200	357
Vulcan Materials Co. (Ñ)	12,400	590

		9,980

Miscellaneous - 1.9%
3M Co.	4,100	236
Fortune Brands, Inc.	8,500	334
General Electric Co.	30,500	386
Johnson Controls, Inc. (Ñ)	27,500	523
SPX Corp.	7,500	346
Teleflex, Inc.	13,300	572
Walter Energy, Inc.	11,422	260

		2,657

Other Energy - 5.5%
Chesapeake Energy Corp. (Ñ)	68,800	1,356
Devon Energy Corp.	15,400	798
Dynegy, Inc. Class A (Æ)	2,043	4
Halliburton Co.	22,820	461
Nabors Industries, Ltd. (Æ)	48,900	744
NRG Energy, Inc. (Æ)	22,700	408
Reliant Energy, Inc. (Æ)	335,200	1,663
Sunoco, Inc. (Ñ)	12,400	329
Valero Energy Corp.	24,200	480
Whiting Petroleum Corp. (Æ)	4,800	157
Williams Cos., Inc. (The)	48,200	680
XTO Energy, Inc.	22,700	787

		7,867

Producer Durables - 10.3%
Agilent Technologies, Inc. (Æ)	26,700	488
Alcatel-Lucent - ADR (Æ)	389,700	974

	Principal Amount ($) or Shares	Market Value $
Boeing Co. (The)	7,090	284
Centex Corp. (Ñ)	120,500	1,318
Cummins, Inc.	6,100	207
Deere & Co.	13,300	549
DR Horton, Inc. (Ñ)	93,500	1,220
Goodrich Corp.	3,800	168
Ingersoll-Rand Co., Ltd. Class A	28,200	614
Lam Research Corp. (Æ)(Ñ)	48,100	1,341
Lockheed Martin Corp.	17,650	1,386
Nokia OYJ - ADR	37,200	526
Northrop Grumman Corp.	40,210	1,944
Novellus Systems, Inc. (Æ)(Ñ)	16,800	304
Pitney Bowes, Inc.	18,700	459
Pulte Homes, Inc. (Ñ)	89,600	1,031
Raytheon Co.	30,920	1,399
Tyco International, Ltd.	18,100	430
Xerox Corp.	3,900	24

		14,666

Technology - 10.8%
Arrow Electronics, Inc. (Æ)	27,100	616
Avnet, Inc. (Æ)	14,500	317
Check Point Software Technologies (Æ)	16,000	371
Cisco Systems, Inc. (Æ)	67,580	1,306
Corning, Inc.	15,000	219
Dell, Inc. (Æ)(Ñ)	85,200	990
EMC Corp. (Æ)	35,700	447
Garmin, Ltd. (Ñ)	28,500	718
General Dynamics Corp.	22,170	1,146
Google, Inc. Class A (Æ)	2,530	1,002
Hewlett-Packard Co.	18,100	651
Intel Corp.	18,500	292
International Business Machines Corp.	8,730	901
Jabil Circuit, Inc.	66,900	542
Marvell Technology Group, Ltd. (Æ)	39,300	432
Maxim Integrated Products, Inc.	38,300	519
Microsoft Corp.	38,300	776
Motorola, Inc.	186,500	1,031
Oracle Corp.	61,100	1,182
Research In Motion, Ltd. (Æ)	2,600	181
Rockwell Automation, Inc. (Ñ)	26,500	837
SAIC, Inc. (Æ)	20,300	367
Seagate Technology, Inc. (Æ)	1,900	—
Western Digital Corp. (Æ)	21,400	503

		15,346

Utilities - 3.8%
AT&T, Inc.	72,320	1,853
Frontier Communications Corp.	62,100	442
Mirant Corp. (Æ)	41,982	534
Northeast Utilities	16,800	353
Progress Energy, Inc. - CVO (ß)	1,300	—
Shaw Communications, Inc.	13,800	213
Spectra Energy Corp.	11,000	159
Sprint Nextel Corp. (Æ)	264,400	1,153
Verizon Communications, Inc.	23,900	725

		5,432

Total Common Stocks (cost $155,080)		130,594

Russell U.S. Value Fund	29

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 7.5%
Russell Investment Company Russell Money Market Fund	8,719,000	8,719
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	2,000	2,000

Total Short-Term Investments (cost $10,719)		10,719

Other Securities - 16.4%
Russell Investment Company Russell Money Market Fund (×)	11,555,134	11,555
State Street Securities Lending Quality Trust (×)	12,169,415	11,731

Total Other Securities (cost $23,724)		23,286

Total Investments - 115.6% (identified cost $189,523)		164,599

Other Assets and Liabilities, Net - (15.6%)		(22,191)

Net Assets - 100.0%		142,408

See accompanying notes which are an integral part of the financial statements.

30	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	210	USD	9,135	06/09	1,184
S&P 500 Index (CME)	12	USD	2,610	06/09	220

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,404

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.6
Consumer Discretionary	13.1
Consumer Staples	2.1
Financial Services	20.9
Health Care	8.0
Integrated Oils	5.7
Materials and Processing	7.0
Miscellaneous	1.9
Other Energy	5.5
Producer Durables	10.3
Technology	10.8
Utilities	3.8
Short-Term Investments	7.5
Other Securities	16.4

Total Investments	115.6
Other Assets and Liabilities, Net	(15.6)

100.0

Futures Contracts	1.0

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Value Fund	31

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$931.10	$1,018.55
Expenses Paid During Period*	$6.03	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$927.50	$1,014.88
Expenses Paid During Period*	$9.56	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$931.40	$1,019.19
Expenses Paid During Period*	$5.41	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$932.10	$1,020.18
Expenses Paid During Period*	$4.46	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$931.30	$1,019.79
Expenses Paid During Period*	$4.84	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$932.70	$1,020.63
Expenses Paid During Period*	$4.03	$4.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Small & Mid Cap Fund	33

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.5%
Auto and Transportation - 4.2%
AAR Corp. (Æ)(Ñ)	92,100	1,388
Alaska Air Group, Inc. (Æ)	39,200	658
Alexander & Baldwin, Inc. (Ñ)	89,074	2,373
Allegiant Travel Co. (Æ)(Ñ)	19,750	1,028
American Railcar Industries, Inc.	7,100	65
Arkansas Best Corp. (Ñ)	100,903	2,329
ATC Technology Corp. (Æ)	11,000	175
Atlas Air Worldwide Holdings, Inc. (Æ)	10,400	276
Bristow Group, Inc. (Æ)(Ñ)	47,180	1,074
Con-way, Inc.	81,370	2,016
Cooper Tire & Rubber Co.	440,900	3,646
DryShips, Inc. (Ñ)	68,000	505
Expeditors International of Washington, Inc.	63,878	2,217
Federal Mogul Corp. (Æ)(Ñ)	8,707	97
Forward Air Corp.	134,151	2,236
FreightCar America, Inc. (Ñ)	10,121	195
Genesee & Wyoming, Inc. Class A (Æ)	41,416	1,242
Global Ship Lease, Inc.	19,923	40
Golar LNG, Ltd. (Æ)	7,500	40
Hawaiian Holdings, Inc. (Æ)	98,650	492
JetBlue Airways Corp. (Æ)(Ñ)	240,300	1,185
K-Sea Transportation Partners, LP (Ñ)	71,000	1,401
Kirby Corp. (Æ)(Ñ)	55,125	1,701
Knight Transportation, Inc. (Ñ)	61,968	1,096
Lear Corp. (Æ)	76,309	61
Marten Transport, Ltd. (Æ)	12,029	249
Navios Maritime Holdings, Inc. (Æ)	91,400	376
Navistar International Corp. (Æ)(Ñ)	33,203	1,255
Oshkosh Corp.	13,709	132
Pacer International, Inc.	49,603	210
PHI, Inc. (Æ)	120,843	1,368
Polaris Industries, Inc. (Ñ)	100,994	3,378
Republic Airways Holdings, Inc. (Æ)	36,773	263
Safe Bulkers, Inc.	120,780	514
Saia, Inc. (Æ)	26,224	342
Skywest, Inc.	137,013	1,650
Southwest Airlines Co.	122,431	855
StealthGas, Inc.	193,809	977
Stoneridge, Inc. (Æ)	11,200	26
Superior Industries International, Inc. (Ñ)	133,284	2,010
Teekay Corp.	146,000	2,108
Tenneco, Inc. (Æ)(Ñ)	47,400	145
Tidewater, Inc. (Ñ)	36,400	1,574
TRW Automotive Holdings Corp. (Æ)	53,100	458
UTi Worldwide, Inc. (Æ)	122,407	1,648
Wabash National Corp.	12,100	15
Wabtec Corp. (Ñ)	57,929	2,209
Werner Enterprises, Inc. (Ñ)	29,600	484

		49,782

Consumer Discretionary - 18.2%
99 Cents Only Stores (Æ)(Ñ)	191,500	2,057
Aaron’s, Inc. (Ñ)	113,800	3,819
Abercrombie & Fitch Co. Class A (Ñ)	36,600	990

	Principal Amount ($) or Shares	Market Value $
Administaff, Inc.	14,926	398
Advance Auto Parts, Inc.	108,332	4,740
Advisory Board Co. (The) (Æ)	6,462	120
Aeropostale, Inc. (Æ)(Ñ)	84,000	2,853
Alberto-Culver Co. Class B	85,885	1,914
American Eagle Outfitters, Inc.	137,500	2,038
American Public Education, Inc. (Æ)	36,125	1,301
American Woodmark Corp.	1,509	31
AMN Healthcare Services, Inc. (Æ)	34,291	236
AnnTaylor Stores Corp. (Æ)	6,305	47
Asbury Automotive Group, Inc.	58,200	563
Bally Technologies, Inc. (Æ)	104,835	2,745
Bebe Stores, Inc.	384,100	3,534
Bed Bath & Beyond, Inc. (Æ)(Ñ)	84,589	2,573
BJ’s Restaurants, Inc. (Æ)(Ñ)	74,686	1,232
Black & Decker Corp.	39,600	1,596
Blockbuster, Inc. Class A (Æ)(Ñ)	218,600	175
Brightpoint, Inc. (Æ)	83,414	435
Brinker International, Inc.	74,500	1,320
Buckle, Inc. (The) (Ñ)	102,141	3,817
Buffalo Wild Wings, Inc. (Æ)(Ñ)	34,875	1,362
Build-A-Bear Workshop, Inc. Class A (Æ)	24,800	135
Cabela’s, Inc. (Æ)(Ñ)	113,600	1,455
Callaway Golf Co.	322,700	2,436
Capella Education Co. (Æ)(Ñ)	15,309	787
Career Education Corp. (Æ)(Ñ)	31,614	697
Carter’s, Inc. (Æ)	99,840	2,135
Cato Corp. (The) Class A	21,476	413
CBS Corp. Class B	69,600	490
CDI Corp.	1,600	19
CEC Entertainment, Inc. (Æ)	481	15
Central Garden and Pet Co. (Æ)	51,787	470
Charlotte Russe Holding, Inc. (Æ)	31,304	393
Charming Shoppes, Inc. (Æ)(Ñ)	13,167	46
Chemed Corp. (Ñ)	3,800	161
Chico’s FAS, Inc. (Æ)	57,409	439
Childrens Place Retail Stores, Inc. (The) (Æ)(Ñ)	15,000	427
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	15,575	1,263
Chipotle Mexican Grill, Inc. Class B (Æ)	13,330	873
Christopher & Banks Corp.	267,487	1,487
Churchill Downs, Inc.	36,989	1,288
CKE Restaurants, Inc.	248,040	2,374
Collective Brands, Inc. (Æ)(Ñ)	22,010	320
Columbia Sportswear Co. (Ñ)	43,119	1,325
Copart, Inc. (Æ)	99,562	3,125
Corinthian Colleges, Inc. (Æ)(Ñ)	62,625	964
Corrections Corp. of America (Æ)	124,917	1,765
CRA International, Inc. (Æ)(Ñ)	19,600	457
Cracker Barrel Old Country Store, Inc. (Ñ)	13,362	436
Cross Country Healthcare, Inc. (Æ)	34,222	301
Darden Restaurants, Inc. (Ñ)	69,500	2,569
DeVry, Inc.	36,349	1,547
Dice Holdings, Inc. (Æ)	13,083	52
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	122,486	2,327
Dillard’s, Inc. Class A (Ñ)	45,000	347
Dolby Laboratories, Inc. Class A (Æ)(Ñ)	30,500	1,224

34	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dollar Tree, Inc. (Æ)	115,125	4,874
Dress Barn, Inc. (Æ)(Ñ)	73,105	1,107
DSW, Inc. Class A (Æ)(Ñ)	13,700	149
DynCorp International, Inc. Class A (Æ)	27,265	416
Earthlink, Inc. (Æ)(Ñ)	238,400	1,807
Electronic Arts, Inc. (Æ)	147,440	3,000
Elizabeth Arden, Inc. (Æ)	14,400	125
Ethan Allen Interiors, Inc.	6,100	82
Ezcorp, Inc. Class A (Æ)	75,127	931
Family Dollar Stores, Inc.	8,775	291
Fastenal Co. (Ñ)	47,592	1,826
Finish Line, Inc. (The) Class A	67,200	571
Fred’s, Inc. Class A (Ñ)	4,934	67
FTI Consulting, Inc. (Æ)(Ñ)	76,248	4,184
Furniture Brands International, Inc. (Ñ)	50,700	160
G&K Services, Inc. Class A	3,838	96
Gannett Co., Inc. (Ñ)	34,532	135
Gap, Inc. (The)	172,920	2,687
Genesco, Inc. (Æ)(Ñ)	17,874	407
Geo Group, Inc. (The) (Æ)(Ñ)	158,410	2,634
Group 1 Automotive, Inc. (Ñ)	61,060	1,301
Guess?, Inc.	141,121	3,675
Gymboree Corp. (Æ)(Ñ)	1,713	59
Harman International Industries, Inc. (Ñ)	3,261	59
Hasbro, Inc.	12,829	342
Haverty Furniture Cos., Inc. (Ñ)	12,600	137
Heidrick & Struggles International, Inc. (Ñ)	17,600	297
Hewitt Associates, Inc. Class A (Æ)	74,400	2,333
hhgregg, Inc. (Æ)(Ñ)	101,200	1,680
Hooker Furniture Corp. (Ñ)	7,100	83
HOT Topic, Inc. (Æ)(Ñ)	48,725	596
Insight Enterprises, Inc. (Æ)	31,500	180
Isle of Capri Casinos, Inc. (Æ)	27,625	297
ITT Educational Services, Inc. (Æ)(Ñ)	30,171	3,040
Jack in the Box, Inc. (Æ)	83,500	2,053
Jarden Corp. (Æ)(Ñ)	77,600	1,560
Jo-Ann Stores, Inc. (Æ)	19,457	356
John Wiley & Sons, Inc. Class A	33,000	1,119
Jones Apparel Group, Inc.	46,500	430
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	133,005	5,379
Journal Communications, Inc. Class A	85,000	132
Kenneth Cole Productions, Inc. Class A (Ñ)	173,736	1,202
Las Vegas Sands Corp. (Æ)(Ñ)	229,794	1,797
Lincoln Educational Services Corp. (Æ)(Ñ)	4,400	73
Liz Claiborne, Inc.	2,400	11
LKQ Corp. (Æ)(Ñ)	128,643	2,184
Lumber Liquidators, Inc. (Æ)(Ñ)	62,100	929
Maidenform Brands, Inc. (Æ)	20,900	266
Manpower, Inc.	20,259	873
Monro Muffler, Inc.	46,500	1,161
Movado Group, Inc. (Ñ)	67,945	623
National Presto Industries, Inc.	2,675	191
Netease.com - ADR (Æ)(Ñ)	111,000	3,350
NetFlix, Inc. (Æ)(Ñ)	69,100	3,131
New York & Co., Inc. (Æ)	77,980	452
Newell Rubbermaid, Inc.	47,900	501
O’Charleys, Inc. (Ñ)	55,925	390

	Principal Amount ($) or Shares	Market Value $
O’Reilly Automotive, Inc. (Æ)(Ñ)	170,544	6,626
On Assignment, Inc. (Æ)	108,837	383
Orient-Express Hotels, Ltd. Class A (Ñ)	184,773	1,195
Oxford Industries, Inc.	5,700	56
Panera Bread Co. Class A (Æ)(Ñ)	46,800	2,621
Pantry, Inc. (The) (Æ)	29,306	692
Papa John’s International, Inc. (Æ)	45,601	1,210
PC Connection, Inc. (Æ)	16,900	84
Penn National Gaming, Inc. (Æ)	18,678	635
Perry Ellis International, Inc. (Æ)(Ñ)	6,500	48
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	9,639	291
PHH Corp. (Æ)(Ñ)	56,300	945
Phillips-Van Heusen Corp.	55,000	1,597
Polo Ralph Lauren Corp. Class A (Ñ)	28,700	1,545
Pool Corp.	120,100	2,145
Prestige Brands Holdings, Inc. (Æ)	62,580	404
PRG-Schultz International, Inc. (Æ)	22,809	68
RadioShack Corp.	36,203	510
RC2 Corp. (Æ)	20,511	232
Red Lion Hotels Corp. (Æ)	236,168	1,079
Rent-A-Center, Inc. Class A (Æ)	167,346	3,221
Republic Services, Inc. Class A	157,996	3,318
Robert Half International, Inc. (Ñ)	78,169	1,878
Ross Stores, Inc. (Ñ)	29,080	1,103
RR Donnelley & Sons Co.	45,700	532
Ruby Tuesday, Inc. (Æ)	41,000	315
Scholastic Corp. (Ñ)	19,900	393
School Specialty, Inc. (Æ)(Ñ)	18,234	342
Shanda Interactive Entertainment, Ltd. - ADR (Æ)(Ñ)	18,100	866
Shoe Carnival, Inc. (Æ)	9,200	107
Sina Corp. (Æ)	62,936	1,763
Snap-On, Inc.	45,599	1,547
Sohu.com, Inc. (Æ)(Ñ)	7,598	396
Spherion Corp. (Æ)	82,127	295
Stage Stores, Inc.	94,417	1,157
Stanley Works (The)	39,000	1,483
Starbucks Corp. (Æ)	104,980	1,518
Steinway Musical Instruments (Æ)	501	7
Steven Madden, Ltd. (Æ)	8,300	244
Stewart Enterprises, Inc. Class A	625,100	2,182
Tempur-Pedic International, Inc. (Ñ)	7,321	94
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	97,950	1,115
Ticketmaster Entertainment, Inc. (Æ)	6,600	35
Timberland Co. Class A (Æ)	50,371	818
Toro Co. (Ñ)	3,496	106
Tractor Supply Co. (Æ)	16,870	681
TrueBlue, Inc. (Æ)	31,600	307
Tuesday Morning Corp. (Æ)(Ñ)	3,100	11
Tween Brands, Inc. (Æ)(Ñ)	5,600	16
United Online, Inc. (Ñ)	476,320	2,524
United Stationers, Inc. (Æ)	15,670	513
Universal Technical Institute, Inc. (Æ)	34,021	484
Valassis Communications, Inc. (Æ)	43,200	223
Valueclick, Inc. (Æ)	31,241	331
VF Corp.	26,700	1,583
Viad Corp.	14,051	268

Russell U.S. Small & Mid Cap Fund	35

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

VistaPrint, Ltd. (Æ)(Ñ)	77,125	2,649
Volt Information Sciences, Inc. (Æ)(Ñ)	10,900	78
Warner Music Group Corp. (Æ)	47,966	258
Washington Post Co. (The) Class B	3,605	1,509
Waste Connections, Inc. (Æ)	145,957	3,763
Watson Wyatt Worldwide, Inc. Class A	10,190	541
Wendy’s/Arby’s Group, Inc.	316,239	1,581
WESCO International, Inc. (Æ)	89,770	2,334
Whirlpool Corp. (Ñ)	25,000	1,129
Williams-Sonoma, Inc. (Ñ)	275,520	3,857
WMS Industries, Inc. (Æ)(Ñ)	33,336	1,070
Wolverine World Wide, Inc.	31,995	666
World Fuel Services Corp. (Ñ)	49,053	1,870

		217,696

Consumer Staples - 2.3%
Alliance One International, Inc. (Æ)	381,000	1,429
American Italian Pasta Co. Class A (Æ)	34,060	1,071
Cal-Maine Foods, Inc. (Ñ)	22,111	585
Casey’s General Stores, Inc.	30,080	801
Chiquita Brands International, Inc. (Æ)(Ñ)	74,534	564
Church & Dwight Co., Inc.	78,409	4,266
Constellation Brands, Inc. Class A (Æ)	24,000	278
Dean Foods Co. (Æ)	86,923	1,799
Del Monte Foods Co.	582,485	4,398
Diamond Foods, Inc. (Ñ)	23,150	606
Fresh Del Monte Produce, Inc. (Æ)	74,600	1,083
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	43,600	320
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	44,175	3,194
Hansen Natural Corp. (Æ)	17,575	716
J&J Snack Foods Corp.	18,313	710
M&F Worldwide Corp. (Æ)	5,716	91
Nash Finch Co.	23,538	690
NBTY, Inc. (Æ)	5,370	139
Omega Protein Corp. (Æ)	4,400	14
Ruddick Corp. (Ñ)	19,168	492
Schweitzer-Mauduit International, Inc. (Ñ)	24,700	568
Spartan Stores, Inc.	22,500	366
Tootsie Roll Industries, Inc.	20,420	497
TreeHouse Foods, Inc. (Æ)(Ñ)	75,705	2,013
Weis Markets, Inc.	11,854	439
Winn-Dixie Stores, Inc. (Æ)	34,900	400

		27,529

Financial Services - 14.2%
Advance America Cash Advance Centers, Inc.	99,352	397
Affiliated Managers Group, Inc. (Æ)(Ñ)	95,800	5,446
Allied Capital Corp.	89,000	199
Allied World Assurance Co. Holdings, Ltd.	33,000	1,226
American Capital Agency Corp. New (ö)	4,800	90
American Equity Investment Life Holding Co. (Ñ)	146,700	826
American Financial Group, Inc.	64,300	1,130
Ameriprise Financial, Inc.	62,680	1,652
Amerisafe, Inc. (Æ)	20,939	322

	Principal Amount ($) or Shares	Market Value $
Amtrust Financial Services, Inc.	25,593	234
Annaly Capital Management, Inc. (ö)	64,712	911
Anworth Mortgage Asset Corp. (ö)	408,203	2,625
Apollo Investment Corp.	162,100	778
Arch Capital Group, Ltd. (Æ)	37,342	2,158
Ares Capital Corp. (Ñ)	558,962	3,281
Argo Group International Holdings, Ltd. (Æ)	7,900	221
Arrow Financial Corp. (Ñ)	5,333	141
Arthur J Gallagher & Co.	64,800	1,457
Ashford Hospitality Trust, Inc. (ö)(Ñ)	44,100	133
Aspen Insurance Holdings, Ltd.	64,067	1,511
Astoria Financial Corp.	16,450	136
AvalonBay Communities, Inc. (ö)(Ñ)	19,500	1,108
Bancfirst Corp. (Ñ)	6,780	290
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	37,400	460
Bancorpsouth, Inc. (Ñ)	4,179	97
Bank of Hawaii Corp. (Ñ)	37,700	1,325
Bank of the Ozarks, Inc. (Ñ)	11,168	277
Berkshire Hills Bancorp, Inc.	7,300	165
BOK Financial Corp. (Ñ)	85,870	3,234
Boston Properties, Inc. (ö)	13,900	687
Brandywine Realty Trust (ö)	116,200	719
Broadridge Financial Solutions, Inc.	12,309	238
Brookline Bancorp, Inc.	43,283	429
Calamos Asset Management, Inc. Class A	88,691	1,012
Capitol Bancorp, Ltd. (Ñ)	1,100	4
Capitol Federal Financial (Ñ)	8,200	319
CapLease, Inc. (ö)(Ñ)	60,100	179
Capstead Mortgage Corp. (ö)	121,681	1,386
Cash America International, Inc.	10,224	229
Cathay General Bancorp (Ñ)	27,000	303
Cedar Shopping Centers, Inc. (ö)	64,300	231
Center Financial Corp.	5,564	14
Central Pacific Financial Corp. (Ñ)	41,200	241
Cigna Corp.	78,200	1,541
City Holding Co. (Ñ)	21,438	632
CNA Surety Corp. (Æ)	136,259	2,623
Cohen & Steers, Inc.	225,857	3,325
Colonial Properties Trust (ö)(Ñ)	83,159	602
Commerce Bancshares, Inc.	50,157	1,660
Community Bank System, Inc. (Ñ)	24,001	395
Community Trust Bancorp, Inc.	8,000	242
Corporate Office Properties Trust SBI MD (ö)(Ñ)	8,804	269
Crawford & Co. Class B (Æ)(Ñ)	5,600	33
Cullen/Frost Bankers, Inc. (Ñ)	63,943	3,011
CVB Financial Corp. (Ñ)	19,796	119
Cybersource Corp. (Æ)	156,095	2,281
Delphi Financial Group, Inc. Class A	172,811	2,984
Deluxe Corp.	173,247	2,512
Developers Diversified Realty Corp. (ö)	33,800	140
DiamondRock Hospitality Co. (ö)	38,200	248
Dime Community Bancshares (Ñ)	48,253	402
Duke Realty Corp. (ö)(Ñ)	157,300	1,537
DuPont Fabros Technology, Inc. (ö)	150,469	1,277

36	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Education Realty Trust, Inc. (ö)	16,900	79
Electro Rent Corp.	233,015	2,230
Employers Holdings, Inc.	121,600	1,014
Encore Capital Group, Inc. (Æ)(Ñ)	13,800	121
Endurance Specialty Holdings, Ltd. (Ñ)	43,200	1,130
Entertainment Properties Trust (ö)(Ñ)	2,007	46
Equity Lifestyle Properties, Inc. (ö)(Ñ)	6,983	277
ESSA Bancorp, Inc.	7,533	103
Evercore Partners, Inc. Class A	59,700	1,127
Extra Space Storage, Inc. (ö)	7,400	53
Factset Research Systems, Inc.	11,475	615
FBL Financial Group, Inc. Class A (Ñ)	18,100	104
Federated Investors, Inc. Class B (Ñ)	13,590	311
FelCor Lodging Trust, Inc. (ö)	98,500	195
First Cash Financial Services, Inc. (Æ)	13,059	215
First Community Bancshares, Inc. (Ñ)	300	4
First Financial Bancorp	22,300	241
First Financial Bankshares, Inc. (Ñ)	1,813	89
First Industrial Realty Trust, Inc. (ö)(Ñ)	4,260	16
First Niagara Financial Group, Inc. (Ñ)	193,200	2,616
Flushing Financial Corp.	96,976	893
Franklin Street Properties Corp. (ö)(Ñ)	145,905	1,948
Fulton Financial Corp. (Ñ)	29,610	196
Getty Realty Corp. (ö)	14,057	276
Glimcher Realty Trust (ö)(Ñ)	2,900	7
Global Payments, Inc.	65,331	2,095
Green Bankshares, Inc. (Ñ)	14,868	126
Greenhill & Co., Inc. (Ñ)	7,800	605
H&E Equipment Services, Inc. (Æ)	20,700	156
Hallmark Financial Services (Æ)	7,657	51
Hanover Insurance Group, Inc. (The)	39,400	1,181
Harleysville Group, Inc.	5,429	157
Hatteras Financial Corp. (ö)(Ñ)	97,325	2,343
Hercules Technology Growth Capital, Inc.	115,774	696
Hersha Hospitality Trust (ö)	20,200	74
Horace Mann Educators Corp.	183,600	1,612
Hospitality Properties Trust (ö)(Ñ)	105,100	1,286
HRPT Properties Trust (ö)	260,313	1,122
Iberiabank Corp.	5,000	228
Independent Bank Corp. (Ñ)	4,445	89
Inland Real Estate Corp. (ö)(Ñ)	31,100	273
Interactive Data Corp.	8,860	199
Intersections, Inc. (Æ)	182,425	600
Investment Technology Group, Inc. (Æ)	7,295	166
IPC Holdings, Ltd.	95,600	2,489
Jack Henry & Associates, Inc.	6,645	120
Kite Realty Group Trust (ö)	12,900	45
Knight Capital Group, Inc. Class A (Æ)	260,072	4,029
Kohlberg Capital Corp.	141,681	504
LaBranche & Co., Inc. (Æ)	48,300	202
Lazard, Ltd. Class A	59,885	1,635
Legg Mason, Inc.	48,900	981
Lexington Realty Trust (ö)(Ñ)	133,109	512
Life Partners Holdings, Inc.	9,400	176
LTC Properties, Inc. (ö)	17,643	318
M&T Bank Corp. (Ñ)	28,000	1,469
Mack-Cali Realty Corp. (ö)	41,600	1,117

	Principal Amount ($) or Shares	Market Value $
Maguire Properties, Inc. (Æ)(ö)	67,200	73
MarketAxess Holdings, Inc. (Æ)	205,221	1,968
Meadowbrook Insurance Group, Inc.	44,000	262
Medical Properties Trust, Inc. (ö)(Ñ)	73,400	392
MFA Financial, Inc. (ö)	190,157	1,120
Montpelier Re Holdings, Ltd.	22,200	277
Moody’s Corp.	34,432	1,016
National Financial Partners Corp. (Ñ)	46,400	328
National Health Investors, Inc. (ö)	8,798	236
National Interstate Corp.	5,820	94
National Penn Bancshares, Inc. (Ñ)	60,458	489
National Retail Properties, Inc. (ö)	86,627	1,537
Navigators Group, Inc. (Æ)	9,568	434
NBT Bancorp, Inc. (Ñ)	15,118	358
Nelnet, Inc. Class A (Æ)	44,000	265
NewAlliance Bancshares, Inc. (Ñ)	66,857	863
NGP Capital Resources Co.	8,299	58
NorthStar Realty Finance Corp. (ö)(Ñ)	191,792	608
OceanFirst Financial Corp.	5,691	69
Odyssey Re Holdings Corp.	10,400	398
Old National Bancorp (Ñ)	38,405	523
Omega Healthcare Investors, Inc. (ö)	38,139	600
optionsXpress Holdings, Inc.	18,677	307
Oriental Financial Group, Inc. (Ñ)	222,583	2,068
Pacific Capital Bancorp NA (Ñ)	4,600	32
PacWest Bancorp (Ñ)	26,500	386
Parkway Properties, Inc. (ö)	29,700	412
PartnerRe, Ltd. - ADR	12,800	873
PennantPark Investment Corp. (Ñ)	433,288	2,379
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	22,600	175
Penson Worldwide, Inc. (Æ)	11,470	116
Piper Jaffray Cos. (Æ)(Ñ)	61,513	2,133
Platinum Underwriters Holdings, Ltd.	39,883	1,147
Potlatch Corp. (ö)	58,382	1,717
ProAssurance Corp. (Æ)	5,466	240
ProLogis (ö)(Ñ)	72,300	659
Prosperity Bancshares, Inc. (Ñ)	50,141	1,392
Protective Life Corp. (Ñ)	51,900	445
Provident Financial Services, Inc.	173,182	1,848
PS Business Parks, Inc. (ö)	31,057	1,359
RAIT Financial Trust (ö)(Ñ)	23,900	35
Raymond James Financial, Inc. (Ñ)	103,255	1,620
Realty Income Corp. (ö)(Ñ)	11,856	265
RenaissanceRe Holdings, Ltd.	19,200	934
Renasant Corp. (Ñ)	13,100	185
Ryder System, Inc.	77,175	2,137
S1 Corp. (Æ)	99,289	616
Sanders Morris Harris Group, Inc.	8,319	38
Sandy Spring Bancorp, Inc. (Ñ)	13,200	215
Santander BanCorp (Ñ)	10,100	68
SCBT Financial Corp. (Ñ)	7,650	176
SeaBright Insurance Holdings, Inc. (Æ)	22,320	207
SEI Investments Co.	141,500	1,985
Selective Insurance Group	1,739	26
Senior Housing Properties Trust (ö)	87,404	1,433
Simmons First National Corp. Class A	5,868	152

Russell U.S. Small & Mid Cap Fund	37

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Southside Bancshares, Inc.	5,954	127
Southwest Bancorp, Inc.	9,700	66
Sovran Self Storage, Inc. (ö)	33,700	760
StanCorp Financial Group, Inc.	51,294	1,407
StellarOne Corp. (Ñ)	86,003	1,107
Sterling Bancorp	46,300	530
Sterling Bancshares, Inc.	50,120	333
Stewart Information Services Corp.	28,000	633
Stifel Financial Corp. (Æ)	2,078	102
Strategic Hotels & Resorts, Inc. (ö)	41,500	35
Sun Bancorp, Inc. (Æ)	15,766	104
Sunstone Hotel Investors, Inc. (ö)(Ñ)	60,013	317
Susquehanna Bancshares, Inc. (Ñ)	33,289	268
SVB Financial Group (Æ)(Ñ)	115,127	2,390
Synovus Financial Corp. (Ñ)	324,200	1,047
Tanger Factory Outlet Centers (ö)(Ñ)	3,716	124
TCF Financial Corp.	2,800	39
Texas Capital Bancshares, Inc. (Æ)(Ñ)	162,679	2,278
Tompkins Financial Corp. (Ñ)	3,700	156
Tower Group, Inc.	65,800	1,789
Transatlantic Holdings, Inc.	14,642	555
U-Store-It Trust (ö)	38,400	132
UMB Financial Corp.	5,153	236
United America Indemnity, Ltd. Class A (Æ)	31,561	160
United Financial Bancorp, Inc.	3,148	42
United Western Bancorp, Inc.	49,800	461
Universal American Corp. (Æ)(Ñ)	45,900	474
Unum Group	45,100	737
Urstadt Biddle Properties, Inc. Class A (ö)	8,300	128
Validus Holdings, Ltd.	10,601	237
ViewPoint Financial Group	79,527	1,237
Waddell & Reed Financial, Inc. Class A	86,789	1,945
Walter Investment Management Corp. (Æ)(ö)	12,685	101
Washington Trust Bancorp, Inc.	900	16
WesBanco, Inc. (Ñ)	19,600	390
Western Alliance Bancorp (Æ)(Ñ)	5,400	35
Westfield Financial, Inc.	4,600	43
Whitney Holding Corp. (Ñ)	105,417	1,261
Wilmington Trust Corp.	38,900	564
Wilshire Bancorp, Inc. (Ñ)	14,200	57
World Acceptance Corp. (Æ)(Ñ)	10,107	300
WSFS Financial Corp.	13,446	365
Zenith National Insurance Corp.	108,000	2,461

		169,513

Health Care - 11.1%
Allscripts-Misys Healthcare Solutions, Inc. (Ñ)	249,831	3,103
American Medical Systems Holdings, Inc. (Æ)(Ñ)	30,885	382
AMERIGROUP Corp. Class A (Æ)	43,517	1,300
Amsurg Corp. Class A (Æ)	25,332	520
Analogic Corp.	35,796	1,303
Angiodynamics, Inc. (Æ)	15,568	197
Arqule, Inc. (Æ)	29,690	132
Assisted Living Concepts, Inc. (Æ)	9,698	192
athenahealth, Inc. (Æ)(Ñ)	67,845	2,157

	Principal Amount ($) or Shares	Market Value $
Bio-Rad Laboratories, Inc. Class A (Æ)	5,327	371
Bio-Reference Labs, Inc. (Æ)(Ñ)	1,233	32
Capital Senior Living Corp. (Æ)	13,816	55
Catalyst Health Solutions, Inc. (Æ)	11,032	249
Celera Corp. (Æ)	76,921	622
Centene Corp. (Æ)	157,604	2,895
Cephalon, Inc. (Æ)(Ñ)	42,530	2,790
Cerner Corp. (Æ)(Ñ)	27,150	1,461
China Sky One Medical, Inc. (Æ)(Ñ)	7,245	102
Conmed Corp. (Æ)	6,788	90
Coventry Health Care, Inc. (Æ)	31,278	498
Cubist Pharmaceuticals, Inc. (Æ)	25,089	416
Cynosure, Inc. Class A (Æ)	192,260	1,177
DaVita, Inc. (Æ)	35,389	1,641
Dentsply International, Inc. (Ñ)	59,563	1,705
Depomed, Inc. (Æ)	46,868	97
Edwards Lifesciences Corp. (Æ)	27,590	1,749
Endo Pharmaceuticals Holdings, Inc. (Æ)	139,986	2,315
Ensign Group, Inc. (The)	10,495	163
eResearchTechnology, Inc. (Æ)	224,404	1,138
Gen-Probe, Inc. (Æ)	85,155	4,101
Genomic Health, Inc. (Æ)	28,975	652
Gentiva Health Services, Inc. (Æ)	130,320	2,076
Haemonetics Corp. (Æ)	29,829	1,540
Hanger Orthopedic Group, Inc. (Æ)	13,800	192
Harvard Bioscience, Inc. (Æ)	445,572	1,292
Health Management Associates, Inc. Class A (Æ)	74,496	348
Healthsouth Corp. (Æ)(Ñ)	28,593	268
Healthspring, Inc. (Æ)	156,640	1,446
HMS Holdings Corp. (Æ)	67,760	2,031
Hologic, Inc. (Æ)	122,533	1,821
Humana, Inc. (Æ)	26,300	757
ICU Medical, Inc. (Æ)	11,400	429
Idexx Laboratories, Inc. (Æ)(Ñ)	66,112	2,598
Illumina, Inc. (Æ)(Ñ)	257,117	9,603
Immucor, Inc. (Æ)	73,739	1,201
Invacare Corp. (Ñ)	30,719	473
IPC The Hospitalist Co., Inc. (Æ)	98,850	1,812
Isis Pharmaceuticals, Inc. (Æ)	41,272	647
Kendle International, Inc. (Æ)(Ñ)	16,942	151
Kensey Nash Corp. (Æ)	2,315	48
Kindred Healthcare, Inc. (Æ)	142,828	1,860
King Pharmaceuticals, Inc. (Æ)	411,607	3,243
Laboratory Corp. of America Holdings (Æ)(Ñ)	39,889	2,559
LHC Group, Inc. (Æ)(Ñ)	11,381	260
Life Technologies Corp. (Æ)	49,269	1,838
Lincare Holdings, Inc. (Æ)(Ñ)	67,000	1,617
Magellan Health Services, Inc. (Æ)	45,276	1,338
Martek Biosciences Corp. (Æ)	7,111	130
Masimo Corp. (Æ)(Ñ)	59,890	1,731
Matrixx Initiatives, Inc. (Æ)(Ñ)	20,800	356
Maxygen, Inc. (Æ)	8,238	48
MedAssets, Inc. (Æ)	118,700	2,046
Medcath Corp. (Æ)	10,428	106
Mednax, Inc. (Æ)	60,765	2,181

38	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merit Medical Systems, Inc. (Æ)	31,500	489
Molina Healthcare, Inc. (Æ)(Ñ)	55,031	1,191
Mylan, Inc. (Æ)(Ñ)	29,750	394
Myriad Genetics, Inc. (Æ)	23,399	908
Nabi Biopharmaceuticals (Æ)(Ñ)	110,900	382
Nighthawk Radiology Holdings, Inc. (Æ)	28,790	103
Noven Pharmaceuticals, Inc. (Æ)	2,711	28
NPS Pharmaceuticals, Inc. (Æ)	100,638	348
NuVasive, Inc. (Æ)(Ñ)	79,490	3,013
Odyssey HealthCare, Inc. (Æ)	52,000	539
Omnicare, Inc. (Ñ)	120,900	3,108
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	14,655	492
Owens & Minor, Inc.	4,900	170
Par Pharmaceutical Cos., Inc. (Æ)	45,062	484
Patterson Cos., Inc. (Æ)(Ñ)	185,643	3,798
PDL BioPharma, Inc. (Ñ)	158,156	1,131
Perrigo Co.	34,500	894
Pharmaceutical Product Development, Inc.	17,574	345
PharMerica Corp. (Æ)(Ñ)	23,100	422
Phase Forward, Inc. (Æ)	13,703	195
PSS World Medical, Inc. (Æ)	4,372	63
Quality Systems, Inc. (Ñ)	63,425	3,401
Questcor Pharmaceuticals, Inc. (Æ)	42,977	193
Quidel Corp. (Æ)(Ñ)	15,077	176
RehabCare Group, Inc. (Æ)	32,100	536
Res-Care, Inc. (Æ)	14,441	231
ResMed, Inc. (Æ)	106,094	4,079
Sirona Dental Systems, Inc. (Æ)(Ñ)	20,024	328
SonoSite, Inc. (Æ)	14,255	257
Stericycle, Inc. (Æ)(Ñ)	126,612	5,961
STERIS Corp. (Ñ)	126,090	3,039
Sun Healthcare Group, Inc. (Æ)	32,438	275
SXC Health Solutions Corp. (Æ)	49,480	991
Techne Corp.	9,900	566
United Therapeutics Corp. (Æ)(Ñ)	25,316	1,590
Universal Health Services, Inc. Class B	14,000	706
Valeant Pharmaceuticals International (Æ)(Ñ)	78,700	1,319
Varian Medical Systems, Inc. (Æ)	18,100	604
VCA Antech, Inc. (Æ)(Ñ)	159,631	3,994
Viropharma, Inc. (Æ)(Ñ)	162,772	916
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	113,210	3,503

		132,813

Integrated Oils - 0.3%
Noble Corp.	38,500	1,052
Sunoco Logistics Partners, LP	30,100	1,568
Vaalco Energy, Inc. (Æ)	165,879	791

		3,411

Materials and Processing - 9.5%
Acuity Brands, Inc. (Ñ)	21,697	624
Agrium, Inc. (Ñ)	29,800	1,282
Airgas, Inc.	93,219	4,020
Albany International Corp. Class A	30,200	280
Albemarle Corp.	71,000	1,904

	Principal Amount ($) or Shares	Market Value $
Allegheny Technologies, Inc. (Ñ)	37,005	1,211
Andersons, Inc. (The) (Ñ)	21,000	337
Apogee Enterprises, Inc. (Ñ)	162,306	2,175
Arch Chemicals, Inc.	32,800	793
Armstrong World Industries, Inc. (Æ)	11,176	203
Ashland, Inc. (Ñ)	51,800	1,138
Beacon Roofing Supply, Inc. (Æ)(Ñ)	16,277	259
Brady Corp. Class A	20,219	426
Buckeye Technologies, Inc. (Æ)	84,800	437
Cabot Corp.	146,500	2,139
Carpenter Technology Corp.	52,314	1,081
Ceradyne, Inc. (Æ)	3,571	62
CIRCOR International, Inc.	3,417	88
Cliffs Natural Resources, Inc.	1,880	43
Cogdell Spencer, Inc. (ö)	10,800	67
Comfort Systems USA, Inc.	80,200	865
Commercial Metals Co. (Ñ)	93,000	1,384
Compass Minerals International, Inc.	4,994	241
Corn Products International, Inc.	95,000	2,270
Domtar Corp. (Æ)	321,800	586
Dycom Industries, Inc. (Æ)	52,706	444
Eagle Materials, Inc.	7,250	202
Ecolab, Inc.	81,904	3,157
EMCOR Group, Inc. (Æ)	82,264	1,710
Encore Wire Corp. (Ñ)	30,683	670
Energizer Holdings, Inc. (Æ)(Ñ)	48,961	2,805
EnerSys (Æ)	30,300	517
Ennis, Inc.	97,500	877
Exide Technologies (Æ)	280,500	1,523
FMC Corp.	43,300	2,110
Foster Wheeler AG (Æ)	151,049	3,252
Gerdau Ameristeel Corp.	254,500	1,331
Gibraltar Industries, Inc. (Ñ)	28,120	188
Glatfelter	51,063	453
Greif, Inc. Class A	40,600	1,838
HB Fuller Co. (Ñ)	15,300	270
Horsehead Holding Corp. (Æ)	29,600	211
HQ Sustainable Maritime Industries, Inc. (Æ)	309	3
IAMGOLD Corp.	102,724	821
Innophos Holdings, Inc.	22,187	329
Innospec, Inc.	9,234	73
Insituform Technologies, Inc. Class A (Æ)(Ñ)	114,338	1,753
Insteel Industries, Inc.	118,323	881
Intrepid Potash, Inc. (Æ)(Ñ)	139,000	3,432
Jacobs Engineering Group, Inc. (Æ)	87,920	3,344
Kaydon Corp.	23,900	764
KBR, Inc.	156,156	2,439
Koppers Holdings, Inc.	12,337	234
Layne Christensen Co. (Æ)	58,892	1,276
LB Foster Co. Class A (Æ)	5,700	187
Lennox International, Inc. (Ñ)	10,495	335
Lubrizol Corp.	81,969	3,543
McDermott International, Inc. (Æ)	376,506	6,077
Momenta Pharmaceuticals, Inc. (Æ)	6,254	70
Mueller Industries, Inc.	20,134	442
Mueller Water Products, Inc. Class A	291,000	1,219

Russell U.S. Small & Mid Cap Fund	39

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Myers Industries, Inc.	140,847	1,413
Nalco Holding Co.	84,151	1,373
Olin Corp.	141,800	1,787
Olympic Steel, Inc. (Ñ)	12,900	237
OM Group, Inc. (Æ)(Ñ)	81,992	2,284
Pactiv Corp. (Æ)	99,727	2,180
Pan American Silver Corp. (Æ)(Ñ)	23,292	384
Perini Corp. (Æ)(Ñ)	118,100	2,043
PolyOne Corp. (Æ)	19,000	52
Quaker Chemical Corp.	7,500	88
Quanex Building Products Corp.	130,600	1,339
Quanta Services, Inc. (Æ)	70,450	1,601
Schnitzer Steel Industries, Inc. Class A	33,000	1,635
Schulman A, Inc.	96,472	1,514
Shaw Group, Inc. (The) (Æ)(Ñ)	45,733	1,533
Silgan Holdings, Inc.	63,578	2,956
Sims Metal Management, Ltd. - ADR	126,362	1,827
Sonoco Products Co.	53,600	1,308
Spartech Corp.	14,500	57
Standard Register Co. (The) (Ñ)	20,200	105
Steel Dynamics, Inc. (Ñ)	332,316	4,137
Stepan Co.	3,200	127
Timken Co.	40,957	659
Titanium Metals Corp. (Ñ)	173,683	1,179
Tredegar Corp.	7,717	136
United States Steel Corp. (Ñ)	5,500	146
Universal Forest Products, Inc. (Ñ)	13,400	450
URS Corp. (Æ)	182,309	8,033
US Concrete, Inc. (Æ)(Ñ)	8,936	18
Wausau Paper Corp.	5,100	45

		113,341

Miscellaneous - 0.8%
Brunswick Corp.	147,000	879
Carlisle Cos., Inc.	15,848	360
Compass Diversified Holdings	44,694	400
Kaman Corp. Class A	102,104	1,727
Lancaster Colony Corp.	40,058	1,754
Teleflex, Inc.	50,100	2,153
Walter Energy, Inc.	8,457	193
Wesco Financial Corp.	5,725	1,711

		9,177

Other Energy - 5.2%
Alpha Natural Resources, Inc. (Æ)	98,935	2,026
Arena Resources, Inc. (Æ)(Ñ)	56,769	1,628
Atwood Oceanics, Inc. (Æ)(Ñ)	49,477	1,104
Berry Petroleum Co. Class A (Ñ)	101,300	1,669
BJ Services Co.	87,898	1,221
Bolt Technology Corp. (Æ)(Ñ)	107,331	1,092
Bronco Drilling Co., Inc. (Æ)(Ñ)	13,397	74
Cameron International Corp. (Æ)	42,500	1,087
CARBO Ceramics, Inc.	42,000	1,290
Cimarex Energy Co. (Ñ)	101,965	2,743
Clayton Williams Energy, Inc. (Æ)	5,208	156
Complete Production Services, Inc. (Æ)	10,200	68
Comstock Resources, Inc. (Æ)	14,184	489
Concho Resources, Inc. (Æ)	54,175	1,486

	Principal Amount ($) or Shares	Market Value $
Continental Resources, Inc. (Æ)(Ñ)	109,150	2,549
Core Laboratories NV (Ñ)	27,228	2,266
CVR Energy, Inc. (Æ)(Ñ)	50,961	375
Dawson Geophysical Co. (Æ)(Ñ)	136,865	2,691
Delek US Holdings, Inc.	14,900	153
Dril-Quip, Inc. (Æ)	48,000	1,650
Enbridge Energy Partners, LP Class A (Ñ)	49,270	1,787
Encore Acquisition Co. (Æ)	2,900	85
ENSCO International, Inc.	2,730	77
EXCO Resources, Inc. (Æ)	87,547	1,031
Exterran Holdings, Inc. (Æ)(Ñ)	27,456	567
FMC Technologies, Inc. (Æ)	44,835	1,535
Geokinetics, Inc. (Æ)	136,811	644
Goodrich Petroleum Corp. (Æ)	51,000	1,169
GT Solar International, Inc. (Æ)	76,125	540
Helmerich & Payne, Inc. (Ñ)	42,500	1,310
Key Energy Services, Inc. (Æ)	83,205	365
Mariner Energy, Inc. (Æ)(Ñ)	70,800	806
Matrix Service Co. (Æ)	6,605	63
McMoRan Exploration Co. (Æ)	24,563	135
Newfield Exploration Co. (Æ)	54,500	1,699
Oceaneering International, Inc. (Æ)	105,797	4,821
Oil States International, Inc. (Æ)	53,600	1,013
Parker Drilling Co. (Æ)	96,400	266
Patterson-UTI Energy, Inc. (Ñ)	363,430	4,619
Penn Virginia Corp.	164,400	2,313
Penn Virginia GP Holdings, LP (Ñ)	4,600	55
Reliant Energy, Inc. (Æ)	26,900	133
Rosetta Resources, Inc. (Æ)	14,906	105
Rowan Cos., Inc. (Ñ)	78,197	1,221
RPC, Inc.	76,150	815
Stone Energy Corp. (Æ)	16,700	72
Superior Energy Services, Inc. (Æ)	83,522	1,605
Teekay Tankers, Ltd. (Ñ)	62,000	748
TEPPCO Partners, LP (Ñ)	66,000	1,797
Union Drilling, Inc. (Æ)	14,300	86
Unit Corp. (Æ)(Ñ)	33,500	914
W&T Offshore, Inc. (Ñ)	9,334	87
Western Refining, Inc. (Æ)(Ñ)	36,553	460
Whiting Petroleum Corp. (Æ)	45,400	1,487
XTO Energy, Inc.	44,861	1,555

		61,802

Producer Durables - 5.1%
AGCO Corp. (Æ)	46,900	1,140
Altra Holdings, Inc. (Æ)	177,089	969
AM Castle & Co.	11,000	107
Ametek, Inc.	34,000	1,095
AO Smith Corp.	47,067	1,463
Applied Signal Technology, Inc.	29,900	591
Argon ST, Inc. (Æ)(Ñ)	19,600	400
Arris Group, Inc. (Æ)	59,204	632
Astec Industries, Inc. (Æ)(Ñ)	31,135	960
Baldor Electric Co.	112,900	2,619
BE Aerospace, Inc. (Æ)	62,983	680
Cascade Corp. (Ñ)	7,500	181
Chart Industries, Inc. (Æ)	39,984	553
Cognex Corp.	11,255	158

40	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cohu, Inc.	159,969	1,561
Columbus McKinnon Corp. (Æ)	82,828	1,073
CommScope, Inc. (Æ)(Ñ)	89,105	2,237
Crane Co.	17,017	393
CTS Corp.	49,000	297
Darling International, Inc. (Æ)	63,622	364
Dionex Corp. (Æ)(Ñ)	8,490	535
Dover Corp.	41,000	1,262
DR Horton, Inc.	109,428	1,428
Ducommun, Inc.	9,100	158
Electro Scientific Industries, Inc. (Æ)(Ñ)	327,475	2,816
Empresa Brasileira de Aeronautica SA - ADR (Æ)	53,331	865
EnergySolutions, Inc.	29,100	282
EnPro Industries, Inc. (Æ)(Ñ)	6,719	107
Entegris, Inc. (Æ)	49,200	73
Esterline Technologies Corp. (Æ)	46,512	1,226
Flowserve Corp.	15,800	1,073
Franklin Electric Co., Inc.	5,500	131
Gardner Denver, Inc. (Æ)	14,854	395
GrafTech International, Ltd. (Æ)	65,687	577
Herman Miller, Inc.	40,790	607
HNI Corp. (Ñ)	12,213	189
IDEX Corp.	43,000	1,086
Joy Global, Inc.	64,200	1,637
Kimball International, Inc. Class B	169,459	930
Knoll, Inc.	11,534	82
Ladish Co., Inc. (Æ)	11,300	86
Lam Research Corp. (Æ)(Ñ)	114,764	3,200
Lennar Corp. Class A	217,100	2,115
Lexmark International, Inc. Class A (Æ)(Ñ)	63,700	1,250
Lincoln Electric Holdings, Inc. (Ñ)	25,500	1,135
LTX-Credence Corp. (Æ)	29,346	14
MasTec, Inc. (Æ)	162,975	2,039
MDC Holdings, Inc.	9,627	329
Meritage Homes Corp. (Æ)(Ñ)	32,500	676
NACCO Industries, Inc. Class A	32,571	1,246
NVR, Inc. (Æ)(Ñ)	1,300	657
Perceptron, Inc. (Æ)	354,025	1,278
Pitney Bowes, Inc.	65,703	1,612
Powell Industries, Inc. (Æ)	8,412	303
Pulte Homes, Inc. (Ñ)	65,803	757
Ritchie Bros Auctioneers, Inc. (Ñ)	31,670	709
Robbins & Myers, Inc.	114,857	2,177
SBA Communications Corp. Class A (Æ)(Ñ)	136,063	3,429
Spirit Aerosystems Holdings, Inc. Class A (Æ)(Ñ)	105,200	1,341
Steelcase, Inc. Class A (Ñ)	59,100	268
Symmetricom, Inc. (Æ)	33,423	166
TAL International Group, Inc. (Ñ)	4,600	44
Technitrol, Inc.	7,902	32
Tecumseh Products Co. Class A (Æ)(Ñ)	9,888	101
Teradyne, Inc. (Æ)	13,232	79
Thomas & Betts Corp. (Æ)	80,181	2,495
Ultratech, Inc. (Æ)	28,917	391

		60,861

	Principal Amount ($) or Shares	Market Value $
Technology - 15.2%
3Com Corp. (Æ)	685,223	2,775
ACI Worldwide, Inc. (Æ)	89,185	1,540
Acxiom Corp.	196,454	1,896
Adaptec, Inc. (Æ)	621,472	1,777
ADC Telecommunications, Inc. (Æ)(Ñ)	60,404	445
Adtran, Inc.	3,651	77
Affiliated Computer Services, Inc. Class A (Æ)	76,213	3,687
Akamai Technologies, Inc. (Æ)(Ñ)	36,200	797
Amdocs, Ltd. (Æ)	54,500	1,141
American Reprographics Co. (Æ)	79,395	512
Amkor Technology, Inc. (Æ)(Ñ)	99,200	428
Amphenol Corp. Class A	174,173	5,894
Ansys, Inc. (Æ)	57,052	1,576
ArcSight, Inc. (Æ)(Ñ)	130,950	1,977
Ariba, Inc. (Æ)	170,870	1,642
Arrow Electronics, Inc. (Æ)	60,400	1,373
AsiaInfo Holdings, Inc. (Æ)	102,325	1,714
Avnet, Inc. (Æ)	98,399	2,154
AVX Corp.	215,500	2,157
Benchmark Electronics, Inc. (Æ)	117,800	1,429
Broadcom Corp. Class A (Æ)(Ñ)	212,596	4,930
CACI International, Inc. Class A (Æ)	2,145	85
Cavium Networks, Inc. (Æ)	30,350	382
Celestica, Inc. (Æ)	167,251	988
Check Point Software Technologies (Æ)	83,500	1,935
Ciber, Inc. (Æ)	263,000	849
ClearOne Communications, Inc. (Æ)	333	1
Cogo Group, Inc. (Æ)	51,300	420
Coherent, Inc. (Æ)(Ñ)	12,474	237
Commvault Systems, Inc. (Æ)	10,092	126
Compellent Technologies, Inc. (Æ)(Ñ)	24,650	275
Compuware Corp. (Æ)	175,439	1,312
COMSYS IT Partners, Inc. (Æ)	3,700	20
Concur Technologies, Inc. (Æ)(Ñ)	67,000	1,814
Constant Contact, Inc. (Æ)(Ñ)	117,625	1,874
CSG Systems International, Inc. (Æ)	16,023	232
Cubic Corp.	35,500	1,019
Cypress Semiconductor Corp. (Æ)	45,466	361
Digital River, Inc. (Æ)(Ñ)	48,355	1,858
DSP Group, Inc. (Æ)	3,100	19
Equinix, Inc. (Æ)(Ñ)	105,731	7,425
Exar Corp. (Æ)	6,800	42
Flextronics International, Ltd. (Æ)	956,964	3,713
Gartner, Inc. (Æ)	26,279	355
Gerber Scientific, Inc. (Æ)	10,200	40
Harris Stratex Networks, Inc. Class A (Æ)	8,800	35
Hittite Microwave Corp. (Æ)(Ñ)	76,410	2,839
i2 Technologies, Inc. (Æ)(Ñ)	7,733	69
Imation Corp. (Ñ)	21,531	215
Informatica Corp. (Æ)	45,578	725
Ingram Micro, Inc. Class A (Æ)	62,145	902
Integrated Device Technology, Inc. (Æ)	260,198	1,413
InterDigital, Inc. (Æ)	11,630	306
International Rectifier Corp. (Æ)	178,323	3,010
Intersil Corp. Class A	91,016	1,056

Russell U.S. Small & Mid Cap Fund	41

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

j2 Global Communications, Inc. (Æ)	82,864	1,988
Jabil Circuit, Inc.	396,400	3,211
JDA Software Group, Inc. (Æ)	13,819	195
JDS Uniphase Corp. (Æ)	80,650	372
Lawson Software, Inc. (Æ)	41,099	222
Longtop Financial Technologies, Ltd. - ADR (Æ)(Ñ)	63,325	1,498
Macrovision Solutions Corp. (Æ)(Ñ)	187,680	3,795
Marvell Technology Group, Ltd. (Æ)	397,749	4,367
McAfee, Inc. (Æ)	27,400	1,029
Methode Electronics, Inc.	43,400	261
Micrel, Inc.	135,140	1,014
Microchip Technology, Inc. (Ñ)	120,936	2,782
Micros Systems, Inc. (Æ)	152,034	3,190
MicroStrategy, Inc. Class A (Æ)	9,547	371
MIPS Technologies, Inc. Class A (Æ)	54,539	181
Monolithic Power Systems, Inc. (Æ)	120,790	2,235
National Instruments Corp.	76,600	1,688
NCR Corp. (Æ)	27,195	276
Ness Technologies, Inc. (Æ)	18,300	68
Netlogic Microsystems, Inc. (Æ)(Ñ)	82,502	2,689
Netscout Systems, Inc. (Æ)	99,593	895
Nice Systems, Ltd. - ADR (Æ)	193,818	4,964
Novell, Inc. (Æ)	188,600	709
Nuance Communications, Inc. (Æ)(Ñ)	133,841	1,787
Nvidia Corp. (Æ)(Ñ)	147,000	1,688
Omnivision Technologies, Inc. (Æ)(Ñ)	36,597	348
Open Text Corp. (Æ)	15,250	501
OSI Systems, Inc. (Æ)	116,007	2,175
Pegasystems, Inc.	86,939	1,519
PerkinElmer, Inc.	87,000	1,268
Perot Systems Corp. Class A (Æ)	44,845	630
Plexus Corp. (Æ)	21,300	472
QLogic Corp. (Æ)	46,280	656
Rackspace Hosting, Inc. (Æ)	96,100	883
Riverbed Technology, Inc. (Æ)	19,050	349
SAIC, Inc. (Æ)	89,961	1,628
Sanmina-SCI Corp. (Æ)	895,900	502
Sapient Corp. (Æ)	36,103	185
Scansource, Inc. (Æ)(Ñ)	17,367	429
Seagate Technology	252,278	2,059
Semtech Corp. (Æ)	3,321	48
Silicon Image, Inc. (Æ)	97,607	265
Siliconware Precision Industries Co. - ADR (Ñ)	260,016	1,942
Skyworks Solutions, Inc. (Æ)	303,738	2,685
Smith Micro Software, Inc. (Æ)	15,300	133
Solera Holdings, Inc. (Æ)	138,877	3,169
SPSS, Inc. (Æ)	5,512	170
Standard Microsystems Corp. (Æ)	9,126	145
Starent Networks Corp. (Æ)(Ñ)	75,210	1,484
Sybase, Inc. (Æ)	86,593	2,941
SYKES Enterprises, Inc. (Æ)	13,322	262
Synaptics, Inc. (Æ)(Ñ)	84,034	2,729
Synchronoss Technologies, Inc. (Æ)	20,640	274
Syniverse Holdings, Inc. (Æ)	137,592	1,734
SYNNEX Corp. (Æ)(Ñ)	58,000	1,249

	Principal Amount ($) or Shares	Market Value $
Synopsys, Inc. (Æ)	36,300	791
Tekelec (Æ)	31,568	489
TeleCommunication Systems, Inc. (Æ)	178,103	1,747
Tellabs, Inc. (Æ)	325,516	1,706
TIBCO Software, Inc. (Æ)	277,263	1,752
Tier Technologies, Inc. Class B (Æ)	454,360	2,858
Trident Microsystems, Inc. (Æ)	84,882	116
Trimble Navigation, Ltd. (Æ)	96,372	2,066
TTM Technologies, Inc. (Æ)(Ñ)	36,300	269
Tyler Technologies, Inc. (Æ)(Ñ)	106,130	1,751
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	133,488	3,416
Verint Systems, Inc. (Æ)	66,459	369
Vishay Intertechnology, Inc. (Æ)	855,416	5,021
Western Digital Corp. (Æ)	128,400	3,020
White Electronic Designs Corp. (Æ)	754,339	3,327
Wind River Systems, Inc. (Æ)	24,577	180
Xilinx, Inc. (Ñ)	124,023	2,535
Zoran Corp. (Æ)	35,800	320

		181,915

Utilities - 3.4%
AGL Resources, Inc.	38,200	1,191
Allete, Inc. (Ñ)	23,000	599
Atlantic Tele-Network, Inc.	11,200	247
Atmos Energy Corp.	119,400	2,950
Avista Corp.	62,222	936
Black Hills Corp.	16,442	327
California Water Service Group	17,600	687
Centennial Communications Corp. (Æ)	40,082	332
CenturyTel, Inc. (Ñ)	70,600	1,917
Cincinnati Bell, Inc. (Æ)	121,194	338
DG FastChannel, Inc. (Æ)(Ñ)	21,875	510
El Paso Electric Co. (Æ)	54,592	753
El Paso Pipeline Partners, LP (Ñ)	103,500	1,999
Empire District Electric Co. (The)	7,637	114
Energen Corp.	64,391	2,326
Frontier Communications Corp.	171,600	1,220
Hawaiian Electric Industries, Inc. (Ñ)	47,000	730
Idacorp, Inc.	68,959	1,653
Laclede Group, Inc. (The) (Ñ)	8,869	308
Leap Wireless International, Inc. (Æ)(Ñ)	82,326	2,970
Millicom International Cellular SA	22,397	1,085
Mirant Corp. (Æ)	30,400	387
Neutral Tandem, Inc. (Æ)(Ñ)	100,225	2,866
New Jersey Resources Corp.	67,099	2,209
Nicor, Inc. (Ñ)	28,700	922
NorthWestern Corp.	24,200	506
NTELOS Holdings Corp.	10,508	168
PAETEC Holding Corp. (Æ)	35,151	108
Pepco Holdings, Inc.	38,200	457
Pike Electric Corp. (Æ)	14,687	153
Portland General Electric Co.	90,494	1,653
RCN Corp. (Æ)	32,049	131
Southwest Gas Corp.	147,681	2,985
Southwest Water Co. (Ñ)	10,800	62
UGI Corp.	169,741	3,894

42	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

US Cellular Corp. (Æ)	14,293	486
USA Mobility, Inc.	18,423	205
Westar Energy, Inc.	16,546	290
WGL Holdings, Inc.	10,300	321

		40,995

Total Common Stocks (cost $1,154,500)		1,068,835

Short-Term Investments - 10.2%
Russell Investment Company Russell Money Market Fund	103,730,001	103,730
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	17,700	17,700

Total Short-Term Investments (cost $121,430)		121,430

Other Securities - 27.6%
Russell Investment Company Russell Money Market Fund (×)	163,338,684	163,339
State Street Securities Lending Quality Trust (×)	172,021,908	165,826

Total Other Securities (cost $335,361)		329,165

Total Investments - 127.3% (identified cost $1,611,291)		1,519,430

Other Assets and Liabilities, Net - (27.3%)		(325,485)

Net Assets - 100.0%		1,193,945

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small & Mid Cap Fund	43

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	2,590	USD	126,055	06/09	26,115

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					26,115

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	4.2
Consumer Discretionary	18.2
Consumer Staples	2.3
Financial Services	14.2
Health Care	11.1
Integrated Oils	0.3
Materials and Processing	9.5
Miscellaneous	0.8
Other Energy	5.2
Producer Durables	5.1
Technology	15.2
Utilities	3.4
Short-Term Investments	10.2
Other Securities	27.6

Total Investments	127.3
Other Assets and Liabilities, Net	(27.3)

100.0

Futures Contracts	2.2

See accompanying notes which are an integral part of the financial statements.

44	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$953.70	$1,018.50
Expenses Paid During Period*	$6.15	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$950.30	$1,014.78
Expenses Paid During Period*	$9.77	$10.09

*	Expenses are equal to the Fund’s annualized expense ratio of 2.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$954.10	$1,019.14
Expenses Paid During Period*	$5.52	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$955.30	$1,020.38
Expenses Paid During Period*	$4.31	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$954.50	$1,019.74
Expenses Paid During Period*	$4.94	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$955.30	$1,020.63
Expenses Paid During Period*	$4.07	$4.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 87.3%
Australia - 3.8%
ABC Learning Centres, Ltd. (Æ)	43,374	17
Allco Finance Group, Ltd. (Æ)(Ñ)	446,809	45
Amcor, Ltd.	1,983,201	6,897
AMP, Ltd.	835,548	3,141
Ansell, Ltd. - GDR	51,189	311
ASX, Ltd.	6,102	145
Australia & New Zealand Banking Group, Ltd.	495,622	5,705
AWB, Ltd.	202,605	196
BHP Billiton, Ltd.	404,961	9,749
Billabong International, Ltd.	30,478	232
BlueScope Steel, Ltd.	340,997	577
CFS Retail Property Trust (ö)(Ñ)	87,730	105
Challenger Financial Services Group, Ltd.	113,515	166
Coca-Cola Amatil, Ltd.	17,755	118
Commonwealth Bank of Australia	243,336	6,187
Consolidated Media Holdings, Ltd.	72,803	113
CSL, Ltd.	708,368	17,709
David Jones, Ltd.	95,760	210
Dexus Property Group (ö)	189,158	100
Downer EDI, Ltd.	122,497	446
Felix Resources, Ltd.	32,646	264
Foster’s Group, Ltd.	3,515,072	13,461
GPT Group (ö)	290,141	98
Insurance Australia Group, Ltd.	191,249	482
Lend Lease Corp., Ltd.	300,425	1,579
Lion Nathan, Ltd. (Æ)	6,331	54
Macquarie Airports	438,419	578
Macquarie Group, Ltd.	38,260	926
Macquarie Infrastructure Group	892,171	876
Metcash, Ltd.	82,707	250
Mirvac Group (ö)	84,477	64
National Australia Bank, Ltd.	1,230,870	18,391
Newcrest Mining, Ltd.	239,301	5,203
Origin Energy, Ltd.	40,629	482
Qantas Airways, Ltd.	318,248	459
QBE Insurance Group, Ltd.	102,814	1,622
Rio Tinto, Ltd. (Ñ)	145,638	6,809
Santos, Ltd.	65,642	785
Sigma Pharmaceuticals, Ltd.	111,250	91
Stockland (ö)	86,859	197
Suncorp-Metway, Ltd.	119,282	509
TABCORP Holdings, Ltd.	125,804	682
Telstra Corp., Ltd.	6,483,013	15,688
Transpacific Industries Group, Ltd.	29,207	37
Wesfarmers, Ltd.	565,748	9,289
Westfield Group (ö)	105,502	820
Westpac Banking Corp.	146,882	2,044
Woolworths, Ltd.	23,537	457

		134,366

Austria - 0.1%
Erste Group Bank AG (Ñ)	154,432	3,229

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.6%
Anheuser-Busch InBev NV (Ñ)	259,229	7,912
Colruyt SA (Ñ)	12,145	2,766
Delhaize Group	82,252	5,535
Euronav NV	15,348	221
Fortis	718,051	1,778
Fortis (Æ)	255,564	—
Hansen Transmissions International NV (Æ)(Ñ)	1,445,475	3,132
Nationale A Portefeuille	1,110	54
Tessenderlo Chemie NV	15,673	468

		21,866

Bermuda - 1.0%
Cheung Kong Infrastructure Holdings, Ltd.	19,000	74
Chinese Estates Holdings, Ltd.	153,000	191
Esprit Holdings, Ltd.	1,583,676	9,707
Invesco, Ltd.	337,500	4,968
Jardine Matheson Holdings, Ltd.	244,200	5,507
Li & Fung, Ltd. (Ñ)	3,087,000	8,690
Orient Overseas International, Ltd.	27,900	80
Seadrill, Ltd.	207,000	2,241
Shangri-La Asia, Ltd.	940,000	1,391
Texwinca Holdings, Ltd.	117,357	72
VTech Holdings, Ltd.	12,282	61
Yue Yuen Industrial Holdings, Ltd.	256,000	567

		33,549

Brazil - 1.6%
Banco do Brasil SA	43,800	369
BM&F Bovespa SA (Æ)	827,300	3,352
Cia Vale do Rio Doce Class B	887,800	14,658
Gafisa SA	486,997	4,223
Itau Unibanco Banco Multiplo SA - ADR	859,546	11,802
Petroleo Brasileiro SA - ADR	537,838	18,055
Redecard SA	137,000	1,724

		54,183

Canada - 2.6%
Barrick Gold Corp.	60,700	1,766
BCE, Inc.	148,600	3,177
Canadian Imperial Bank of Commerce	115,700	5,194
Canadian National Railway Co.	196,750	7,953
Canadian National Railway Co. (Æ)	64,200	2,595
Canadian Natural Resources, Ltd.	65,300	3,010
EnCana Corp.	134,954	6,185
Fairfax Financial Holdings, Ltd.	9,300	2,460
Husky Energy, Inc.	103,200	2,500
Inmet Mining Corp.	116,580	4,040
Kinross Gold Corp.	69,200	1,066
Magna International, Inc.	47,900	1,645
National Bank of Canada	30,300	1,108
Nexen, Inc.	246,748	4,698
Open Text Corp. (Æ)	32,800	1,077
Petro-Canada	150,500	4,750
Potash Corp. of Saskatchewan, Inc.	158,551	13,713

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Research In Motion, Ltd. (Æ)	91,700	6,373
Rogers Communications, Inc. Class B (Ñ)	364,492	8,956
Sun Life Financial, Inc.	28,900	676
Teck Resources, Ltd. Class B (Æ)	367,124	3,855
TELUS Corp. Class A	76,500	1,779
Yamana Gold, Inc.	302,690	2,394

		90,970

Cayman Islands - 0.2%
Belle International Holdings, Ltd. (Ñ)	3,043,000	2,353
China Resources Land, Ltd. (Ñ)	1,114,000	1,994
Hopewell Highway Infrastructure, Ltd.	8,750	5
Hutchison Telecommunications International, Ltd. (Ñ)	43	—
New Oriental Education & Technology Group - ADR (Æ)	24,300	1,287
Suntech Power Holdings Co., Ltd. - ADR (Æ)	84,100	1,256

		6,895

China - 0.8%
Anhui Conch Cement Co., Ltd. Class H (Ñ)	336,000	2,229
China Construction Bank Corp. Class H (Ñ)	5,863,000	3,391
China Life Insurance Co., Ltd. Class H	759,000	2,668
China Petroleum & Chemical Corp. Class H	4,712,000	3,664
China Shipping Container Lines Co., Ltd. Class H (Æ)(Ñ)	8,500,000	2,051
China South Locomotive and Rolling Stock Corp. (Æ)(Ñ)	1,727,000	779
Guangzhou R&F Properties Co., Ltd. (Ñ)	1,036,000	1,664
Industrial & Commercial Bank of China	21,430,000	12,185
ZTE Corp. Class H (Ñ)	309,920	1,042

		29,673

Czech Republic - 0.1%
CEZ AS	39,200	1,630
Komercni Banka AS	20,056	2,715

		4,345

Denmark - 0.7%
AP Moller—Maersk A/S (Ñ)	250	1,448
H Lundbeck A/S (Ñ)	37,020	669
Novo Nordisk A/S Series B	89,270	4,236
Vestas Wind Systems A/S	244,393	15,907
Vestas Wind Systems A/S (Æ)	32,634	1,872

		24,132

Finland - 0.8%
Fortum OYJ (Ñ)	53,485	1,079
Konecranes OYJ (Ñ)	28,085	570
Nokia OYJ (Ñ)	1,543,914	22,005
UPM-Kymmene OYJ	445,118	3,980

		27,634

France - 10.0%
Accor SA (Ñ)	89,397	3,795
Air Liquide SA (Ñ)	110,789	9,036

	Principal Amount ($) or Shares	Market Value $
Alcatel-Lucent (Æ)	492,695	1,247
Alstom SA	207,217	12,951
AXA SA	520,136	8,667
BNP Paribas (Ñ)	449,892	23,687
Bouygues SA (Ñ)	69,506	2,977
Capital Gemini SA	25,650	959
Carrefour SA (Ñ)	598,928	24,222
Christian Dior SA	15,153	1,018
Cie de Saint-Gobain (Ñ)	303,584	10,857
Ciments Francais SA	3,148	284
CNP Assurances (Ñ)	26,829	2,119
Credit Agricole SA	488,472	7,086
France Telecom SA (Ñ)	768,849	17,061
GDF Suez (Æ)	55,671	—
GDF Suez (Ñ)	506,241	18,208
L’Oreal SA (Ñ)	60,518	4,320
Lagardere SCA (Ñ)	95,200	2,980
Legrand SA (Ñ)	282,240	5,643
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	225,644	17,060
M6-Metropole Television	19,833	370
Nexans SA	14,595	673
Pernod-Ricard SA (Ñ)	110,476	6,515
Renault SA (Ñ)	142,700	4,561
Sanofi-Aventis SA (Ñ)	459,536	26,450
Schneider Electric SA (Ñ)	161,966	12,213
Societe Generale	383,354	19,398
Sodexo	22,350	1,068
Technip SA	83,214	3,565
Teleperformance - GDR	41,897	1,207
Thales SA	164,884	6,815
Total SA (Ñ)	1,149,933	57,506
Total SA - ADR	137,200	6,822
UBISOFT Entertainment (Æ)	225,596	4,406
Unibail-Rodamco (ö)	1,061	158
Valeo SA (Ñ)	31,577	649
Vallourec SA (Ñ)	60,263	6,544
Veolia Environnement (Ñ)	36,295	996
Vivendi	605,982	16,337

		350,430

Germany - 7.0%
Adidas AG	49,687	1,875
Allianz SE (Ñ)	128,754	11,813
BASF SE (Ñ)	301,260	11,326
Bayer AG (Ñ)	331,082	16,425
Bayerische Motoren Werke AG (Ñ)	99,100	3,424
Celesio AG	20,000	443
Daimler AG	236,890	8,442
Deutsche Bank AG (Ñ)	149,534	7,978
Deutsche Boerse AG (Ñ)	122,061	9,010
Deutsche Lufthansa AG (Ñ)	290,511	3,700
Deutsche Post AG	304,410	3,491
Deutsche Telekom AG (Ñ)	1,603,059	19,314
E.ON AG (Ñ)	481,289	16,256
Generali Deutschland Holding AG	12	1
Hannover Rueckversicherung AG (Æ)	82,036	2,664

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hochtief AG	35,412	1,731
K+S AG	52,137	3,128
Lanxess AG (Ñ)	27,454	591
Linde AG	262,383	20,863
Merck KGaA (Ñ)	117,567	10,526
Metro AG (Ñ)	221,213	9,404
MTU Aero Engines Holding AG	31,389	1,054
Muenchener Rueckversicherungs AG (Ñ)	65,341	9,019
RWE AG (Ñ)	272,848	19,616
SAP AG (Ñ)	517,485	19,792
Siemens AG (Ñ)	226,015	15,171
Solarworld AG (Ñ)	119,005	3,395
Suedzucker AG (Ñ)	87,400	1,689
Symrise AG (Ñ)	487,847	6,664
ThyssenKrupp AG	63,754	1,364
Tognum AG	53,227	647
United Internet AG	44,921	470
Volkswagen AG	4,291	1,350
Wacker Chemie AG	1,676	173

		242,809

Greece - 0.1%
Diana Shipping, Inc. (Æ)	75,500	1,185
National Bank of Greece SA	53,577	1,114
Public Power Corp. SA	73,082	1,414

		3,713

Hong Kong - 1.5%
BOC Hong Kong Holdings, Ltd.	318,333	450
Cheung Kong Holdings, Ltd.	945,238	9,763
China Mobile, Ltd.	90,000	775
CLP Holdings, Ltd.	126,500	853
CNOOC, Ltd.	9,067,650	10,099
Hang Lung Group, Ltd.	42,462	156
Hang Lung Properties, Ltd. - ADR	665,000	1,888
Henderson Land Development Co., Ltd.	72,000	336
Hong Kong Exchanges and Clearing, Ltd.	410,854	4,725
HongKong Electric Holdings (Ñ)	1,348,500	7,964
Hopewell Holdings, Ltd.	140,500	364
Hutchison Whampoa, Ltd.	110,500	649
Hysan Development Co., Ltd.	116,000	211
Industrial & Commercial Bank of China Asia, Ltd.	199,000	255
Link REIT (The) (ö)	104,500	204
New World Development, Ltd.	273,000	357
Sun Hung Kai Properties, Ltd.	484,333	4,991
Swire Pacific, Ltd.	68,321	533
Television Broadcasts, Ltd.	57,334	202
Wharf Holdings, Ltd.	2,046,196	6,743
Wheelock & Co., Ltd.	129,068	278

		51,796

India - 0.4%
ICICI Bank, Ltd. - ADR	391,067	8,068
Infosys Technologies, Ltd.	184,250	5,583
State Bank of India, Ltd. - GDR	24,500	1,351

		15,002

	Principal Amount ($) or Shares	Market Value $
Indonesia - 0.0%
Bank Rakyat Indonesia	738,500	402

Ireland - 0.1%
CRH PLC	73,917	1,910

Israel - 0.6%
Check Point Software Technologies (Æ)	111,300	2,579
Teva Pharmaceutical Industries, Ltd. - ADR	411,998	18,082

		20,661

Italy - 1.8%
A2A SpA	785,600	1,296
Ansaldo STS SpA	219,881	3,507
Banco Popolare SC	52,663	344
Buzzi Unicem SpA	53,322	784
Davide Campari-Milano SpA (Ñ)	47,345	320
Enel SpA	201,621	1,092
ENI SpA	708,261	15,349
Fondiaria-Sai SpA	21,493	357
Indesit Co. SpA	34,444	172
Intesa Sanpaolo SpA	6,358,308	20,141
Mediaset SpA (Ñ)	279,246	1,568
Milano Assicurazioni SpA (Ñ)	15,478	47
Pirelli & C SpA	1,941,498	756
Prysmian SpA	56,200	683
Saipem SpA	97,003	2,086
Telecom Italia SpA (Ñ)	5,850,411	6,570
UniCredit SpA (Æ)	2,746,059	6,644

		61,716

Japan - 15.9%
Acom Co., Ltd. (Ñ)	6,500	156
Aeon Credit Service Co., Ltd.	264,300	2,993
Aiful Corp.	1	—
Aisin Seiki Co., Ltd.	51,300	1,050
Alps Electric Co., Ltd. (Ñ)	247,300	1,321
Amada Co., Ltd.	33,000	202
Aruze Corp. (Æ)(Ñ)	2	—
Asahi Breweries, Ltd.	14,000	176
Asahi Glass Co., Ltd.	336,000	2,003
Astellas Pharma, Inc.	321,500	10,488
Bank of Yokohama, Ltd. (The)	938,846	3,972
Bridgestone Corp.	210,000	3,117
Brother Industries, Ltd.	90,600	730
Canon Marketing Japan, Inc.	50,800	618
Canon, Inc.	1,207,963	36,429
Casio Computer Co., Ltd.	60,200	455
Central Glass Co., Ltd.	191,000	724
Central Japan Railway Co.	34	201
Chiyoda Corp. (Ñ)	100,000	598
Chubu Electric Power Co., Inc.	42,700	940
Circle K Sunkus Co., Ltd. (Ñ)	43,000	602
Coca-Cola West Co., Ltd. (Ñ)	19,800	325
COMSYS Holdings Corp.	39,000	316
Credit Saison Co., Ltd. (Ñ)	30,200	337
Dai Nippon Printing Co., Ltd.	92,000	974
Daiei, Inc. (The) (Æ)(Ñ)	89,850	346

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Daifuku Co., Ltd. (Ñ)	57,000	341
Daiichi Sankyo Co., Ltd.	45,300	762
Daikin Industries, Ltd.	120,400	3,213
Daishi Bank, Ltd. (The)	43,000	162
Daito Trust Construction Co., Ltd.	8,700	359
Daiwa Securities Group, Inc.	1,236,510	6,434
Denso Corp.	97,300	2,290
DIC Corp.	503,000	819
Doutor Nichires Holdings Co., Ltd.	20,000	245
East Japan Railway Co.	53,900	3,036
Ebara Corp. (Æ)(Ñ)	172,000	463
Elpida Memory, Inc. (Æ)	49,700	530
Exedy Corp.	12	—
FamilyMart Co., Ltd.	17,400	477
Fanuc, Ltd. (Ñ)	236,450	17,021
Fast Retailing Co., Ltd.	15,700	1,642
Fuji Fire & Marine Insurance Co., Ltd. (The) (Æ)	276	—
Fuji Heavy Industries, Ltd.	128,000	513
Fuji Media Holdings, Inc.	3,175	3,529
FUJIFILM Holdings Corp.	37,200	956
Fujitsu, Ltd.	1,078,000	4,608
Glory, Ltd.	50,500	929
Gunze, Ltd.	27,000	87
H2O Retailing Corp.	59,000	372
Hakuhodo DY Holdings, Inc.	3,700	170
Hanwa Co., Ltd.	91,000	255
Higo Bank, Ltd. (The)	33,000	180
Hirose Electric Co., Ltd.	28,400	2,954
Hitachi Cable, Ltd.	11,000	31
Hitachi Capital Corp.	29,000	318
Hitachi High-Technologies Corp.	18,600	260
Hitachi Kokusai Electric, Inc.	32	—
Hitachi Software Engineering Co., Ltd.	12,800	157
Hitachi, Ltd.	749,000	2,608
Honda Motor Co., Ltd.	504,200	14,659
Hosiden Corp. (Ñ)	60,500	737
Hoya Corp.	399,900	6,901
Hyakujushi Bank, Ltd. (The)	14,000	64
Ibiden Co., Ltd.	30,200	880
IHI Corp. (Æ)	199,000	302
Inpex Holdings, Inc.	1,176	7,370
Isuzu Motors, Ltd.	1,288,000	2,136
Itoham Foods, Inc.	89,948	271
Japan Tobacco, Inc.	458	1,144
JFE Holdings, Inc.	81,500	2,219
JFE Shoji Holdings, Inc.	64,000	181
JGC Corp.	55,000	717
Joyo Bank, Ltd. (The) (Ñ)	1,040,688	4,801
JSR Corp.	61,900	749
JTEKT Corp.	34,600	333
Kagoshima Bank, Ltd. (The)	61,000	408
Kaken Pharmaceutical Co., Ltd.	62,000	515
Kandenko Co., Ltd. (Ñ)	78,000	493
Kaneka Corp.	128,000	737
Kansai Electric Power Co., Inc. (The)	39,100	797
Kansai Paint Co., Ltd.	125,000	665

	Principal Amount ($) or Shares	Market Value $
Kao Corp.	1,261,800	23,737
Kawasaki Kisen Kaisha, Ltd. (Ñ)	263,000	988
Kayaba Industry Co., Ltd.	122	—
KDDI Corp.	2,328	10,461
Keihin Corp.	60,100	757
Keiyo Bank, Ltd. (The)	62,000	230
Keyence Corp.	22,513	3,973
Kinden Corp.	76,000	636
Kintetsu World Express, Inc.	1,300	26
Komatsu, Ltd.	144,200	1,773
Komori Corp.	17,400	163
Konica Minolta Holdings, Inc.	149,000	1,206
Kose Corp. (Ñ)	360,610	7,257
Kyocera Corp.	40,400	3,130
Kyoei Steel, Ltd.	9	—
Lawson, Inc.	11,900	461
Lintec Corp.	19,300	262
Marubeni Corp.	1,699,000	6,106
Mazda Motor Corp.	158,000	391
MID Reit, Inc. Class A (ö)	985	1,928
Miraca Holdings, Inc.	11,300	229
Mitsubishi Chemical Holdings Corp.	348,500	1,313
Mitsubishi Corp.	541,100	8,317
Mitsubishi Estate Co., Ltd.	62,000	809
Mitsubishi Materials Corp.	88,000	252
Mitsubishi Motors Corp. (Æ)	380,000	578
Mitsubishi UFJ Financial Group, Inc.	3,284,364	17,888
Mitsubishi UFJ Lease & Finance Co., Ltd.	20,530	475
Mitsui & Co., Ltd.	498,000	5,216
Mitsui Fudosan Co., Ltd.	145,000	1,822
Mitsui OSK Lines, Ltd. (Ñ)	51,000	291
Mitsui Sumitomo Insurance Group Holdings, Inc.	155,385	4,232
Mizuho Financial Group, Inc. (Ñ)	2,423,700	5,091
Musashino Bank, Ltd. (The)	10,100	276
Namco Bandai Holdings, Inc.	114,900	1,137
NEC Corp.	262,000	862
NEC Electronics Corp. (Æ)(Ñ)	49,400	519
Nichirei Corp.	175,000	612
Nifco, Inc.	13,600	179
Nintendo Co., Ltd.	55,700	14,902
Nippon Building Fund, Inc. Class A (ö)	15	122
Nippon Electric Glass Co., Ltd.	886,200	7,126
Nippon Express Co., Ltd.	221,000	789
Nippon Kayaku Co., Ltd.	71,000	383
Nippon Konpo Unyu Soko Co., Ltd.	14,044	115
Nippon Mining Holdings, Inc.	806,500	3,677
Nippon Seiki Co., Ltd.	54	1
Nippon Sheet Glass Co., Ltd. (Ñ)	316,000	892
Nippon Steel Corp.	532,000	1,773
Nippon Telegraph & Telephone Corp.	149,300	5,596
Nipponkoa Insurance Co., Ltd. (Ñ)	1,254,360	6,812
Nissan Motor Co., Ltd.	989,500	5,146
Nissan Shatai Co., Ltd.	77,000	484
Nisshin Seifun Group, Inc.	30,000	309
Nitto Denko Corp.	189,100	4,392
Nomura Holdings, Inc.	2,417,148	14,495

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nomura Research Institute, Ltd. (Ñ)	392,450	6,957
NTT DoCoMo, Inc.	1,638	2,282
OJI Paper Co., Ltd.	99,000	426
Okinawa Electric Power Co., Inc. (The)	4,500	214
OKUMA Corp.	73,000	319
Omron Corp.	39,200	585
Ono Pharmaceutical Co., Ltd.	4,300	182
ORIX Corp. (Ñ)	43,150	2,036
Osaka Gas Co., Ltd.	225,000	714
Pacific Metals Co., Ltd. (Ñ)	55,000	352
Panasonic Corp.	307,800	4,478
Promise Co., Ltd. (Ñ)	25,950	342
Rakuten, Inc. (Ñ)	6,916	3,497
Ricoh Co., Ltd. (Ñ)	27,000	330
Rohm Co., Ltd.	22,400	1,364
Sankyo Co., Ltd.	15,700	794
Sanwa Holdings Corp.	16,000	44
Secom Co., Ltd.	26,300	973
Seiko Epson Corp. (Ñ)	20,700	291
Seino Holdings Corp.	87,000	474
Sekisui House, Ltd. (Ñ)	610,000	5,252
Seven & I Holdings Co., Ltd. (Ñ)	1,015,325	22,947
Sharp Corp. (Ñ)	478,000	4,986
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	13,200	285
Shin-Etsu Chemical Co., Ltd.	241,000	11,667
Shinsei Bank, Ltd. (Æ)	290,000	380
Showa Shell Sekiyu KK	65,679	576
SMC Corp.	42,448	4,119
Snow Brand Milk Products Co., Ltd.	75,500	189
Softbank Corp.	94,200	1,476
Sony Corp.	340,200	8,802
Sugi Holdings Co., Ltd. - GDR (Ñ)	249,036	4,689
Sumco Corp.	60	1
Sumitomo Bakelite Co., Ltd.	101,000	400
Sumitomo Corp.	51,000	443
Sumitomo Forestry Co., Ltd.	79,800	537
Sumitomo Mitsui Financial Group, Inc. (Ñ)	139,100	4,814
Sumitomo Realty & Development Co., Ltd. (Ñ)	193,000	2,309
Sumitomo Trust & Banking Co., Ltd. (The)	781,448	3,256
Suzuki Motor Corp.	381,675	7,152
Takara Holdings, Inc.	73,000	356
Takata Corp.	4	—
Takeda Pharmaceutical Co., Ltd.	469,400	16,684
Takefuji Corp.	1	—
TDK Corp.	15,600	700
THK Co., Ltd.	162,766	2,246
Toho Holdings Co., Ltd.	10	—
Tokai Rika Co., Ltd.	74,700	975
Tokai Rubber Industries, Inc.	36,193	317
Tokio Marine Holdings, Inc.	426,800	11,280
Tokuyama Corp.	154,000	909
Tokyo Electric Power Co., Inc. (The)	148,000	3,468
Tokyo Electron, Ltd.	119,200	5,433
Tokyo Gas Co., Ltd.	135,000	511
Tokyo Ohka Kogyo Co., Ltd.	6	—
Tokyo Steel Manufacturing Co., Ltd.	81,700	830

	Principal Amount ($) or Shares	Market Value $
Tokyu Land Corp. (Ñ)	554,900	1,854
Toppan Printing Co., Ltd. (Ñ)	38,000	287
Toshiba Corp. (Ñ)	1,027,000	3,510
Toshiba Machine Co., Ltd.	1	—
Toshiba TEC Corp.	74,891	264
Tosoh Corp.	125,000	285
Toyo Engineering Corp. Class A (Ñ)	46,000	146
Toyo Seikan Kaisha, Ltd. (Ñ)	34,800	576
Toyo Suisan Kaisha, Ltd.	20,000	390
Toyota Auto Body Co., Ltd.	43,800	700
Toyota Motor Corp.	727,100	28,463
Trend Micro, Inc.	78,500	2,387
TS Tech Co., Ltd.	5	—
United Urban Investment Corp. Class A (ö)	437	1,970
USS Co., Ltd. (Ñ)	6,390	289
West Japan Railway Co.	1,583	4,843
Yamaha Corp.	45,100	511
Yamato Holdings Co., Ltd.	37,000	412
Yamato Kogyo Co., Ltd. - GDR	8,000	180

		554,180

Luxembourg - 0.3%
ArcelorMittal (Ñ)	244,852	5,748
ArcelorMittal	152,500	3,596
SES SA	84,030	1,514

		10,858

Malaysia - 0.1%
Sime Darby BHD	1,657,504	3,065

Mexico - 0.4%
America Movil SAB de CV Series L	92,140	3,027
Cemex SAB de CV - ADR (Æ)(Ñ)	1,357,835	10,157
Grupo Modelo SAB de CV (Æ)	713,300	2,069

		15,253

Netherlands - 3.2%
Aegon NV (Æ)	266,927	1,356
ASML Holding NV	582,169	11,832
CSM	45,687	579
European Aeronautic Defence and Space Co. NV	94,413	1,360
Heineken NV (Ñ)	868,937	25,841
Imtech NV	43,157	673
ING Groep NV (Æ)	1,667,905	15,348
James Hardie Industries NV (Æ)	109,347	364
Koninklijke Ahold NV (Ñ)	1,455,994	16,019
Koninklijke Philips Electronics NV	176,910	3,187
QIAGEN NV (Æ)	226,290	3,739
Reed Elsevier NV (Ñ)	675,295	7,427
Royal KPN NV	698,792	8,396
SNS Reaal (Æ)	81,679	460
STMicroelectronics NV	158,229	1,044
TNT NV	366,058	6,743
Unilever NV	65,280	1,291
Wolters Kluwer NV (Ñ)	423,590	6,981

		112,640

Russell International Developed Markets Fund	51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Netherlands Antilles - 0.0%
Hunter Douglas NV	9,289	233

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	2,709,119	4,327

Norway - 0.3%
StatoilHydro ASA (Ñ)	528,813	9,904
Tandberg ASA (Ñ)	74,000	1,048

		10,952

Portugal - 0.1%
Energias de Portugal SA (Ñ)	842,924	3,075

Russia - 0.4%
Gazprom OAO - ADR	388,779	6,831
Luka Kotor AD Kotor - ADR	73,550	3,280
MMC Norilsk Nickel - ADR	158,060	1,317
Vimpel-Communications - ADR (Æ)	275,200	2,592

		14,020

Singapore - 1.4%
Ascendas Real Estate Investment Trust (Æ)(ö)	34,000	31
CapitaLand, Ltd.	2,702,000	4,974
CapitaMall Trust (Æ)(ö)	74,000	62
China Aviation Oil Singapore Corp., Ltd.	27,000	15
ComfortDelgro Corp., Ltd.	373,000	356
DBS Group Holdings, Ltd.	716,335	4,568
Haw Par Corp., Ltd.	19,223	49
Jardine Cycle & Carriage, Ltd.	37,800	363
Keppel Corp., Ltd.	53,000	212
Oversea-Chinese Banking Corp., Ltd. (Ñ)	1,526,600	6,010
Pacific Century Regional Developments, Ltd.	435,000	51
SembCorp Industries, Ltd.	52,000	95
SembCorp Marine, Ltd.	206,000	290
Singapore Airlines, Ltd.	281,340	2,025
Singapore Exchange, Ltd.	36,000	151
Singapore Petroleum Co., Ltd.	9,906	22
Singapore Technologies Engineering, Ltd.	52,000	90
Singapore Telecommunications, Ltd.	11,790,096	20,275
United Overseas Bank, Ltd.	933,857	7,189
UOL Group, Ltd.	59,894	89
Venture Corp., Ltd.	51,000	204
Wilmar International, Ltd.	96,000	230

		47,351

South Africa - 0.2%
ABSA Group, Ltd.	92,300	1,068
Gold Fields, Ltd. - ADR	290,649	3,023
MTN Group, Ltd.	223,360	2,907
Standard Bank Group, Ltd.	49,601	479

		7,477

	Principal Amount ($) or Shares	Market Value $
South Korea - 0.9%
Daewoo Securities Co., Ltd. (Æ)	146,680	2,388
Hana Financial Group, Inc. (Ñ)	9,900	170
Hyundai Motor Co.	34,002	1,814
Hyundai Motor Co. - GDR (Þ)	12,130	297
KB Financial Group, Inc. (Æ)	79,800	2,457
KB Financial Group, Inc. - ADR (Ñ)	46,079	1,469
LG Chem, Ltd. (Ñ)	20,778	2,297
LG Hausys, Ltd. (Æ)	2,810	252
Samsung Electronics Co., Ltd.	44,823	20,685
STX Pan Ocean Co., Ltd. (Ñ)	3,000	26

		31,855

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	519,927	5,605
Banco Santander SA	1,860,009	17,559
Gamesa Corp. Tecnologica SA	573,051	10,752
Grifols SA	115,432	2,027
Iberdrola SA	2,655,611	20,984
Iberia Lineas Aereas de Espana	311,110	581
Inditex SA	101,699	4,340
Prosegur Cia de Seguridad SA	13,064	373
Red Electrica de Espana	101,770	4,274
Repsol YPF SA	93,081	1,771
Tecnicas Reunidas SA	25,238	890
Telefonica SA	2,165,831	41,124
Vertice Trescientos Sesenta Grados SA (Æ)	14,126	16
Viscofan SA	7,758	144

		110,440

Sweden - 1.5%
Electrolux AB (Æ)(Ñ)	149,774	1,689
Hennes & Mauritz AB Class B (Ñ)	102,327	4,575
Investor AB Class B	12,506	181
Loomis AB	1,270	11
Nordea Bank AB (Ñ)	386,570	2,875
Scania AB Class B (Ñ)	40,473	432
Securitas AB Class B (Ñ)	180,654	1,500
Skanska AB Class B (Ñ)	68,148	739
Ssab Svenskt Stal AB Series A	94,381	898
Svenska Cellulosa AB Class B	524,197	5,071
Svenska Handelsbanken AB Class A	104,859	1,830
Swedish Match AB	178,542	2,555
Tele2 AB Class B (Ñ)	92,422	875
Telefonaktiebolaget LM Ericsson Class B (Ñ)	2,780,958	23,992
Volvo AB Class B (Ñ)	561,400	3,654

		50,877

Switzerland - 7.5%
ABB, Ltd. (Æ)	364,991	5,157
Actelion, Ltd. (Æ)	135,988	6,209
Alcon, Inc.	47,100	4,334
Athris Holding AG (Æ)	98	66
Baloise Holding AG	9,976	730
Clariant AG (Æ)	79,073	446

52	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Compagnie Financiere Richemont SA	711,255	12,739
Credit Suisse Group AG	959,957	36,686
Givaudan SA	12,470	7,915
Helvetia Holding AG	3,313	862
Holcim, Ltd.	6,195	313
Jelmoli Holding AG	487	161
Julius Baer Holding AG	453,694	14,880
Lonza Group AG (Ñ)	103,180	9,494
Nestle SA (Ñ)	1,801,636	58,595
Nobel Biocare Holding AG (Æ)	165,291	3,375
Novartis AG (Ñ)	754,890	28,511
Roche Holding AG	283,477	35,820
SGS SA	1,101	1,231
Sonova Holding AG	67,641	4,430
Swatch Group AG (The)	73,116	2,110
Swiss Reinsurance	78,404	1,850
Swisscom AG	3,129	815
Syngenta AG (Ñ)	18,469	3,940
Transocean, Ltd. (Æ)	141,772	9,567
UBS AG (Æ)	510,261	7,019
Zurich Financial Services AG	27,575	5,093

		262,348

Taiwan - 1.3%
Acer, Inc.	1,100,000	2,108
AU Optronics Corp.	2,183,000	2,265
China Steel Corp. Class H	869,938	672
Compal Electronics, Inc.	1,010,025	858
HON HAI Precision Industry Co., Ltd.	2,716,800	7,873
Siliconware Precision Industries Co.	543,892	684
Taiwan Semiconductor Manufacturing Co., Ltd.	3,519,250	5,878
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,182,983	23,074
United Microelectronics Corp.	1,848,017	690

		44,102

Thailand - 0.1%
Bangkok Bank PCL	955,115	2,302
PTT PCL	48,200	259
Thai Oil PCL	1,093,500	999

		3,560

Turkey - 0.0%
Turkiye Garanti Bankasi AS (Æ)	238,100	495

United Kingdom - 16.2%
3i Group PLC	120,866	565
Aggreko PLC	8,945	76
AMEC PLC - GDR	80,830	737
Anglo American PLC	117,683	2,553
Antofagasta PLC (Ñ)	846,691	7,277
ARM Holdings PLC	1,662,615	2,919
Associated British Foods PLC	262,000	2,769
AstraZeneca PLC (Ñ)	227,339	7,972
Atkins WS PLC	104,467	943

	Principal Amount ($) or Shares	Market Value $
Autonomy Corp. PLC (Æ)	351,765	7,400
Aviva PLC	1,674,748	7,643
BAE Systems PLC	928,227	4,883
Barclays PLC (Æ)	4,108,373	16,716
BBA Aviation PLC	363,397	562
BG Group PLC	1,917,129	30,826
BHP Billiton PLC	465,650	9,782
BP PLC	6,026,792	42,736
BP PLC - ADR (Ñ)	183,680	7,799
Brit Insurance Holdings PLC	168,666	457
British American Tobacco PLC (Ñ)	261,822	6,353
British Land Co. PLC (ö)	45,557	287
British Sky Broadcasting Group PLC	112,893	804
Burberry Group PLC (Ñ)	531,750	3,166
Cadbury PLC (Ñ)	996,146	7,465
Centrica PLC (Ñ)	1,211,700	4,063
Compass Group PLC	2,508,337	11,989
Davis Service Group PLC	55,229	213
De La Rue PLC	41,052	581
Diageo PLC (Ñ)	1,739,555	20,880
Drax Group PLC	174,808	1,324
DSG International PLC (Æ)	1,606,774	1,017
easyJet PLC (Æ)	918,560	4,295
Electrocomponents PLC (Ñ)	233,491	544
Experian PLC (Ñ)	1,628,032	10,744
Game Group PLC	258,843	753
GKN PLC	1,105,908	1,955
GlaxoSmithKline PLC	2,514,637	38,831
Hays PLC	1,048,167	1,387
HMV Group PLC (Ñ)	285,008	599
HSBC Holdings PLC	3,230,466	22,938
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Æ)	520,043	69
Imperial Tobacco Group PLC	231,061	5,283
Intermediate Capital Group PLC (Ñ)	127,076	913
International Power PLC	316,536	1,146
J Sainsbury PLC	851,897	4,142
John Wood Group PLC	182,453	638
Kesa Electricals PLC	422,320	828
Kingfisher PLC	2,678,787	7,293
Ladbrokes PLC	873,099	3,002
Land Securities Group PLC (ö)(Ñ)	39,601	325
Lloyds Banking Group PLC	1,865,470	3,041
Michael Page International PLC	841,440	3,422
Mondi PLC	291,336	757
National Grid PLC	186,426	1,556
Next PLC	166,264	3,977
Old Mutual PLC	74,587	75
Persimmon PLC (Æ)(Ñ)	379,200	2,126
Petrofac, Ltd.	65,645	553
Reckitt Benckiser Group PLC (Ñ)	531,358	20,926
Regus PLC	409,206	462
Rio Tinto PLC	328,047	13,419
Royal Bank of Scotland Group PLC (Æ)	801,122	121
Royal Bank of Scotland Group PLC	2,590,462	1,575
Royal Dutch Shell PLC Class A (Ñ)	1,804,686	41,895
Royal Dutch Shell PLC Class B	228,985	5,252

Russell International Developed Markets Fund	53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RSA Insurance Group PLC	1,080,272	2,076
Scottish & Southern Energy PLC	271,188	4,432
Smiths Group PLC (Ñ)	390,592	4,192
Standard Chartered PLC	1,026,514	15,786
Tate & Lyle PLC	220,669	896
Tesco PLC	2,576,961	12,794
Thomas Cook Group PLC	384,900	1,481
Tomkins PLC	548,372	1,395
Treveria PLC (Æ)	3,592,029	709
Trinity Mirror PLC	217,491	169
TUI Travel PLC	354,500	1,317
Tullow Oil PLC	166,863	1,970
Unilever PLC	683,554	13,341
United Utilities Group PLC	204,624	1,536
Vodafone Group PLC	21,606,338	39,687
Vodafone Group PLC - ADR	489,120	8,975
William Hill PLC	2,084,436	6,751
WM Morrison Supermarkets PLC	1,106,280	4,020
Wolseley PLC (Æ)	3,494	63
WPP PLC	3,295,038	22,536
Xstrata PLC	362,056	3,182

		564,907

United States - 0.4%
Philip Morris International, Inc.	136,010	4,924
Synthes, Inc. (Æ)	98,319	9,984

		14,908

Total Common Stocks (cost $3,683,131)		3,046,204

Preferred Stocks - 0.4%
Brazil - 0.2%
Itau Unibanco Banco Multiplo SA	372,500	5,173
Usinas Siderurgicas de Minas Gerais SA	17,475	257

		5,430

Germany - 0.2%
Henkel AG & Co. KGaA (Ñ)	235,150	6,365
Porsche Automobil Holding SE	14,924	1,069
Volkswagen AG	11,762	745

		8,179

South Korea - 0.0%
Samsung Electronics Co., Ltd.	2,500	645

Total Preferred Stocks (cost $21,693)		14,254

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Australia - 0.0%
Dexus Property Group (Æ) 2009 Rights	54,045	3

Belgium - 0.0%
Fortis (Æ) 2014 Rights	1,028,666	—

Total Warrants & Rights (cost $—)		3

Short-Term Investments - 9.6%
United States - 9.6%
Russell Investment Company Russell Money Market Fund	283,111,001	283,111
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	51,200	51,200

Total Short-Term Investments (cost $334,311)		334,311

Other Securities - 11.7%
Russell Investment Company Russell Money Market Fund (×)	202,236,937	202,237
State Street Securities Lending Quality Trust (×)	212,988,025	205,316

Total Other Securities (cost $415,225)		407,553

Total Investments - 109.0% (identified cost $4,454,360)		3,802,325

Other Assets and Liabilities, Net - (9.0%)		(313,578)

Net Assets - 100.0%		3,488,747

See accompanying notes which are an integral part of the financial statements.

54	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	5	EUR	240	05/09	8
CAC-40 Index (France)	1,875	EUR	58,519	05/09	4,445
DAX Index (Germany)	200	EUR	23,993	06/09	4,662
EUR STOXX 50 Index (EMU)	2,650	EUR	61,692	06/09	12,212
FTSE-100 Index (UK)	1,644	GBP	69,163	06/09	10,224
Hang Seng Index (Hong Kong)	102	HKD	78,474	05/09	266
IBEX Plus Index (Spain)	244	EUR	21,705	05/09	862
MSCI Singapore Index	7	SGD	322	05/09	13
MIB-30 (Italy)	171	EUR	16,001	06/09	5,827
SPI 200 Index (Australia)	343	AUD	32,293	06/09	1,880
TOPIX Index (Japan)	996	JPY	8,376,360	06/09	11,697

Short Positions
DAX Index (Germany)	146	EUR	17,515	06/09	(3,608)
Hang Seng Index (Hong Kong)	80	HKD	61,548	05/09	(225)
OMX Index (Sweden)	456	SEK	34,633	05/09	(141)
SPI 200 Index (Australia)	370	AUD	34,836	06/09	(1,986)
TOPIX Index (Japan)	169	JPY	1,421,290	06/09	(1,419)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					44,717

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	28	AUD	40	05/01/09	1
USD	71	AUD	101	05/01/09	2
USD	200	AUD	284	05/01/09	7
USD	25	AUD	34	05/04/09	—
USD	73	AUD	102	05/04/09	1
USD	100	AUD	140	05/04/09	1
USD	155	AUD	217	05/04/09	2
USD	68	AUD	93	05/05/09	—
USD	75	AUD	104	05/05/09	—
USD	—	AUD	—	06/17/09	—
USD	692	AUD	1,000	06/17/09	33
USD	699	AUD	1,000	06/17/09	25
USD	724	AUD	1,000	06/17/09	1
USD	992	AUD	1,377	06/17/09	5
USD	992	AUD	1,377	06/17/09	6
USD	992	AUD	1,377	06/17/09	6
USD	1,294	AUD	2,000	06/17/09	155
USD	1,367	AUD	2,000	06/17/09	82
USD	1,437	AUD	2,000	06/17/09	12
USD	1,984	AUD	2,753	06/17/09	11
USD	2,972	AUD	4,125	06/17/09	18
USD	3,029	AUD	4,606	06/17/09	308
USD	3,030	AUD	4,606	06/17/09	307
USD	3,030	AUD	4,606	06/17/09	308
USD	3,031	AUD	4,606	06/17/09	307
USD	3,053	AUD	4,337	06/17/09	90
USD	4,983	AUD	7,590	06/17/09	518
USD	5,596	AUD	7,773	06/17/09	37
USD	5,600	AUD	7,773	06/17/09	33
USD	5,700	AUD	9,045	06/17/09	855
USD	5,725	AUD	9,045	06/17/09	831
USD	5,726	AUD	9,045	06/17/09	829
USD	5,729	AUD	9,045	06/17/09	827
USD	6,215	AUD	8,831	06/17/09	183
USD	6,986	AUD	10,272	06/17/09	458
USD	228	BRL	495	05/04/09	(1)
USD	88	BRL	192	05/05/09	—
USD	153	BRL	334	05/05/09	—
USD	297	BRL	649	05/05/09	(1)
USD	784	BRL	1,711	05/05/09	(2)
USD	981	CAD	1,171	05/05/09	—
USD	13,441	CAD	16,735	06/15/09	587
USD	264	CHF	300	05/04/09	(1)
USD	299	CHF	343	05/04/09	2
USD	894	CHF	1,027	05/04/09	6
USD	198	CHF	226	05/05/09	—
USD	10	CHF	11	06/17/09	—
USD	20	CHF	23	06/17/09	—
USD	143	CHF	162	06/17/09	(1)
USD	343	CHF	392	06/17/09	—
USD	585	CHF	683	06/17/09	14
USD	647	CHF	765	06/17/09	23
USD	647	CHF	765	06/17/09	23

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	647	CHF	765	06/17/09	23
USD	647	CHF	765	06/17/09	23
USD	648	CHF	739	06/17/09	—
USD	146	DKK	817	05/04/09	(1)
USD	355	DKK	1,983	05/04/09	(3)
USD	1,877	DKK	10,541	05/04/09	(4)
USD	10	DKK	54	06/17/09	—
USD	33	DKK	188	06/17/09	—
USD	58	DKK	335	06/17/09	1
USD	89	DKK	510	06/17/09	2
USD	91	DKK	511	06/17/09	—
USD	253	DKK	1,452	06/17/09	5
USD	253	DKK	1,452	06/17/09	5
USD	253	DKK	1,452	06/17/09	5
USD	253	DKK	1,452	06/17/09	5
USD	261	DKK	1,484	06/17/09	3
USD	83	EUR	63	05/04/09	1
USD	108	EUR	82	05/04/09	1
USD	390	EUR	292	05/04/09	(3)
USD	465	EUR	349	05/04/09	(3)
USD	466	EUR	349	05/04/09	(4)
USD	387	EUR	295	05/05/09	4
USD	610	EUR	461	05/05/09	(1)
USD	651	EUR	492	05/05/09	(1)
USD	1,096	EUR	827	05/05/09	(1)
USD	1,345	EUR	1,016	05/05/09	(2)
USD	351	EUR	265	05/06/09	—
USD	614	EUR	464	05/06/09	(1)
USD	5	EUR	4	06/17/09	—
USD	8	EUR	6	06/17/09	—
USD	101	EUR	76	06/17/09	—
USD	674	EUR	510	06/17/09	1
USD	739	EUR	561	06/17/09	3
USD	1,001	EUR	733	06/17/09	(31)
USD	2,863	EUR	2,104	06/17/09	(79)
USD	3,967	EUR	3,000	06/17/09	2
USD	4,085	EUR	3,000	06/17/09	(116)
USD	5,221	EUR	4,000	06/17/09	70
USD	5,380	EUR	4,000	06/17/09	(89)
USD	6,277	EUR	5,000	06/17/09	338
USD	9,121	EUR	7,000	06/17/09	139
USD	12,642	EUR	10,000	06/17/09	586
USD	13,232	EUR	10,000	06/17/09	(3)
USD	13,562	EUR	10,000	06/17/09	(334)
USD	42,770	EUR	33,933	06/17/09	2,118
USD	42,837	EUR	33,933	06/17/09	2,052
USD	42,905	EUR	33,933	06/17/09	1,984
USD	42,913	EUR	33,933	06/17/09	1,977
USD	44	GBP	30	05/01/09	1
USD	60	GBP	41	05/01/09	1
USD	439	GBP	300	05/01/09	6
USD	694	GBP	475	05/01/09	9
USD	715	GBP	484	05/01/09	1

See accompanying notes which are an integral part of the financial statements.

56	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	736	GBP	504	05/01/09	9
USD	1,236	GBP	846	05/01/09	16
USD	76	GBP	52	05/05/09	—
USD	204	GBP	138	05/05/09	—
USD	457	GBP	309	05/05/09	—
USD	749	GBP	507	05/05/09	—
USD	762	GBP	515	05/05/09	—
USD	1,032	GBP	699	05/05/09	2
USD	986	GBP	666	05/06/09	(1)
USD	4,297	GBP	2,902	06/15/09	(4)
USD	4,481	GBP	3,064	06/15/09	51
USD	1	GBP	1	06/17/09	—
USD	4	GBP	3	06/17/09	—
USD	5	GBP	4	06/17/09	—
USD	21	GBP	15	06/17/09	1
USD	267	GBP	187	06/17/09	9
USD	570	GBP	405	06/17/09	29
USD	570	GBP	405	06/17/09	29
USD	571	GBP	405	06/17/09	29
USD	571	GBP	405	06/17/09	28
USD	2,201	GBP	1,500	06/17/09	18
USD	2,216	GBP	1,500	06/17/09	2
USD	2,911	GBP	2,000	06/17/09	48
USD	2,926	GBP	2,000	06/17/09	32
USD	2,928	GBP	2,000	06/17/09	31
USD	2,933	GBP	2,000	06/17/09	26
USD	4,253	GBP	3,000	06/17/09	185
USD	4,332	GBP	3,000	06/17/09	106
USD	4,475	GBP	3,000	06/17/09	(37)
USD	4,495	GBP	3,068	06/17/09	43
USD	5,650	GBP	4,000	06/17/09	267
USD	5,778	GBP	4,000	06/17/09	140
USD	6,175	GBP	4,205	06/17/09	45
USD	6,176	GBP	4,205	06/17/09	45
USD	7,931	GBP	5,642	06/17/09	415
USD	18,832	GBP	13,641	06/17/09	1,347
USD	18,845	GBP	13,641	06/17/09	1,334
USD	18,860	GBP	13,641	06/17/09	1,320
USD	18,860	GBP	13,641	06/17/09	1,319
USD	38	HKD	295	05/04/09	—
USD	170	HKD	1,316	05/04/09	—
USD	193	HKD	1,499	05/04/09	—
USD	312	HKD	2,419	05/04/09	—
USD	209	HKD	1,620	05/05/09	—
USD	628	HKD	4,863	05/05/09	—
USD	687	HKD	5,326	05/05/09	—
USD	788	HKD	6,105	05/05/09	—
USD	4	HKD	34	06/17/09	—
USD	17	HKD	134	06/17/09	—
USD	37	HKD	287	06/17/09	—
USD	60	HKD	462	06/17/09	—
USD	72	HKD	558	06/17/09	—
USD	72	HKD	558	06/17/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	153	HKD	1,185	06/17/09	—
USD	169	HKD	1,307	06/17/09	—
USD	211	HKD	1,634	06/17/09	—
USD	211	HKD	1,634	06/17/09	—
USD	211	HKD	1,634	06/17/09	—
USD	211	HKD	1,634	06/17/09	—
USD	1,323	JPY	128,012	05/01/09	(25)
USD	267	JPY	25,606	05/07/09	(7)
USD	1,320	JPY	126,811	05/07/09	(34)
USD	1,041	JPY	102,462	05/08/09	(2)
USD	1,114	JPY	109,631	05/08/09	(2)
USD	1,355	JPY	133,399	05/08/09	(3)
USD	1,510	JPY	148,615	05/08/09	(3)
USD	1,741	JPY	171,352	05/08/09	(3)
USD	17	JPY	1,635	06/17/09	(1)
USD	19	JPY	1,955	06/17/09	—
USD	29	JPY	2,797	06/17/09	(1)
USD	33	JPY	3,259	06/17/09	—
USD	33	JPY	3,198	06/17/09	(1)
USD	113	JPY	11,321	06/17/09	2
USD	119	JPY	11,390	06/17/09	(3)
USD	530	JPY	51,330	06/17/09	(9)
USD	1,028	JPY	100,000	06/17/09	(13)
USD	1,060	JPY	102,659	06/17/09	(18)
USD	2,024	JPY	200,000	06/17/09	5
USD	2,031	JPY	200,000	06/17/09	(2)
USD	2,046	JPY	200,000	06/17/09	(17)
USD	2,048	JPY	200,000	06/17/09	(19)
USD	2,532	JPY	250,390	06/17/09	8
USD	2,543	JPY	251,342	06/17/09	7
USD	3,092	JPY	300,000	06/17/09	(48)
USD	3,336	JPY	335,378	06/17/09	66
USD	3,341	JPY	335,378	06/17/09	61
USD	4,131	JPY	400,000	06/17/09	(72)
USD	4,177	JPY	400,000	06/17/09	(120)
USD	6,136	JPY	602,966	06/17/09	(18)
USD	6,137	JPY	602,966	06/17/09	(20)
USD	6,137	JPY	602,966	06/17/09	(19)
USD	6,138	JPY	602,966	06/17/09	(20)
USD	7,793	JPY	762,551	06/17/09	(56)
USD	8,094	JPY	800,000	06/17/09	23
USD	13,287	JPY	1,334,755	06/17/09	255
USD	24,111	JPY	2,385,500	06/17/09	92
USD	24,118	JPY	2,385,500	06/17/09	85
USD	24,125	JPY	2,385,500	06/17/09	78
USD	24,139	JPY	2,385,500	06/17/09	64
USD	628	NZD	1,087	06/17/09	(15)
USD	629	NZD	1,087	06/17/09	(15)
USD	1,183	NZD	2,244	06/17/09	83
USD	1,184	NZD	2,244	06/17/09	83
USD	1,185	NZD	2,244	06/17/09	82
USD	1,185	NZD	2,244	06/17/09	81
USD	1,251	NZD	2,165	06/17/09	(30)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	1,257	NZD	2,174	06/17/09	(31)
USD	9,655	SEK	83,215	06/15/09	689
USD	1	SEK	7	06/17/09	—
USD	1	SEK	7	06/17/09	—
USD	4	SEK	33	06/17/09	—
USD	30	SEK	239	06/17/09	—
USD	70	SEK	566	06/17/09	1
USD	146	SEK	1,182	06/17/09	—
USD	534	SEK	4,447	06/17/09	19
USD	653	SEK	5,523	06/17/09	33
USD	653	SEK	5,523	06/17/09	33
USD	654	SEK	5,523	06/17/09	33
USD	654	SEK	5,523	06/17/09	32
USD	816	SEK	6,979	06/17/09	51
USD	939	SEK	7,466	06/17/09	(11)
USD	196	SGD	294	05/04/09	3
USD	62	SGD	92	05/05/09	—
USD	112	SGD	166	05/05/09	—
USD	868	SGD	1,282	05/06/09	(2)
USD	3	SGD	4	06/17/09	—
USD	17	SGD	26	06/17/09	—
USD	25	SGD	38	06/17/09	—
USD	27	SGD	40	06/17/09	—
USD	28	SGD	41	06/17/09	—
USD	59	SGD	90	06/17/09	2
USD	60	SGD	91	06/17/09	1
USD	64	SGD	97	06/17/09	1
USD	124	SGD	190	06/17/09	4
USD	124	SGD	190	06/17/09	4
USD	124	SGD	190	06/17/09	4
USD	124	SGD	190	06/17/09	4
USD	499	TRY	795	05/05/09	(2)
AUD	88	USD	64	05/05/09	—
AUD	208	USD	151	05/05/09	—
AUD	34	USD	25	06/17/09	—
AUD	40	USD	28	06/17/09	(1)
AUD	667	USD	469	06/17/09	(14)
AUD	727	USD	489	06/17/09	(38)
AUD	1,000	USD	692	06/17/09	(33)
AUD	1,000	USD	706	06/17/09	(19)
AUD	1,606	USD	1,125	06/17/09	(39)
AUD	2,000	USD	1,316	06/17/09	(134)
AUD	2,000	USD	1,414	06/17/09	(36)
AUD	2,070	USD	1,460	06/17/09	(40)
AUD	3,000	USD	1,910	06/17/09	(265)
AUD	4,000	USD	2,512	06/17/09	(387)
AUD	4,045	USD	2,849	06/17/09	(82)
AUD	4,500	USD	2,909	06/17/09	(353)
AUD	4,817	USD	3,369	06/17/09	(121)
AUD	6,211	USD	4,380	06/17/09	(120)
AUD	9,637	USD	6,740	06/17/09	(243)
BRL	334	USD	153	05/05/09	—
CAD	564	USD	472	05/01/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

CAD	681	USD	571	05/01/09	—
CAD	50	USD	41	05/04/09	—
CAD	97	USD	81	05/04/09	(1)
CAD	561	USD	470	05/04/09	—
CAD	142	USD	119	05/05/09	—
CAD	156	USD	131	05/05/09	—
CAD	2,701	USD	2,132	06/15/09	(132)
CAD	14,034	USD	11,006	06/15/09	(758)
CAD	3,829	USD	3,159	07/15/09	(51)
CAD	16,735	USD	13,442	07/15/09	(589)
CHF	469	USD	411	05/04/09	—
CHF	551	USD	482	05/04/09	(1)
CHF	908	USD	796	05/04/09	—
CHF	2,520	USD	2,201	05/04/09	(7)
CHF	230	USD	202	05/05/09	—
CHF	327	USD	288	05/05/09	2
CHF	608	USD	536	05/05/09	4
CHF	3,949	USD	3,486	05/05/09	26
CHF	100	USD	88	05/06/09	—
CHF	248	USD	217	05/06/09	—
CHF	284	USD	248	06/17/09	(1)
CHF	325	USD	275	06/17/09	(10)
CHF	350	USD	312	06/17/09	5
CHF	470	USD	419	06/17/09	6
DKK	74	USD	13	06/17/09	—
DKK	365	USD	66	06/17/09	1
DKK	4,026	USD	736	06/17/09	22
EUR	2	USD	2	05/04/09	—
EUR	28	USD	38	05/04/09	—
EUR	50	USD	66	05/04/09	—
EUR	55	USD	73	05/04/09	—
EUR	59	USD	77	05/04/09	—
EUR	118	USD	154	05/04/09	(1)
EUR	137	USD	182	05/04/09	—
EUR	163	USD	217	05/04/09	2
EUR	321	USD	422	05/04/09	(3)
EUR	679	USD	898	05/04/09	—
EUR	690	USD	914	05/04/09	1
EUR	944	USD	1,250	05/04/09	2
EUR	2,343	USD	3,103	05/04/09	4
EUR	38	USD	50	05/05/09	—
EUR	49	USD	65	05/05/09	—
EUR	93	USD	123	05/05/09	—
EUR	103	USD	136	05/05/09	—
EUR	127	USD	167	05/05/09	—
EUR	149	USD	197	05/05/09	—
EUR	155	USD	204	05/05/09	—
EUR	162	USD	214	05/05/09	—
EUR	423	USD	559	05/05/09	(1)
EUR	485	USD	647	05/05/09	5
EUR	579	USD	772	05/05/09	5
EUR	625	USD	828	05/05/09	1
EUR	9	USD	11	05/06/09	—

See accompanying notes which are an integral part of the financial statements.

58	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

EUR	25	USD	33	05/06/09	—
EUR	58	USD	76	05/06/09	—
EUR	74	USD	98	05/06/09	—
EUR	85	USD	112	05/06/09	—
EUR	102	USD	135	05/06/09	—
EUR	104	USD	138	05/06/09	—
EUR	122	USD	161	05/06/09	—
EUR	149	USD	197	05/06/09	—
EUR	157	USD	207	05/06/09	—
EUR	180	USD	238	05/06/09	—
EUR	203	USD	269	05/06/09	—
EUR	218	USD	288	05/06/09	—
EUR	219	USD	290	05/06/09	—
EUR	225	USD	297	05/06/09	—
EUR	17	USD	22	06/17/09	—
EUR	405	USD	532	06/17/09	(3)
EUR	662	USD	886	06/17/09	10
EUR	1,000	USD	1,257	06/17/09	(66)
EUR	1,033	USD	1,342	06/17/09	(24)
EUR	2,330	USD	3,052	06/17/09	(30)
EUR	3,000	USD	3,985	06/17/09	17
EUR	3,785	USD	4,923	06/17/09	(84)
EUR	3,785	USD	4,922	06/17/09	(85)
EUR	3,785	USD	4,926	06/17/09	(82)
EUR	3,785	USD	4,923	06/17/09	(84)
EUR	4,000	USD	5,431	06/17/09	140
EUR	4,000	USD	5,387	06/17/09	95
EUR	4,000	USD	5,298	06/17/09	6
EUR	5,000	USD	6,302	06/17/09	(313)
EUR	5,000	USD	6,510	06/17/09	(104)
EUR	7,000	USD	9,416	06/17/09	156
EUR	8,000	USD	10,068	06/17/09	(515)
EUR	10,000	USD	13,377	06/17/09	148
EUR	14,000	USD	17,696	06/17/09	(824)
EUR	31,000	USD	39,603	06/17/09	(1,407)
GBP	18	USD	27	05/01/09	—
GBP	20	USD	29	05/01/09	—
GBP	39	USD	57	05/01/09	(1)
GBP	173	USD	256	05/01/09	—
GBP	190	USD	277	05/01/09	(4)
GBP	260	USD	385	05/01/09	1
GBP	56	USD	83	05/05/09	—
GBP	118	USD	174	05/05/09	—
GBP	542	USD	800	05/05/09	(1)
GBP	1	USD	2	05/06/09	—
GBP	19	USD	28	05/06/09	—
GBP	22	USD	32	05/06/09	—
GBP	39	USD	57	05/06/09	—
GBP	48	USD	71	05/06/09	—
GBP	49	USD	73	05/06/09	—
GBP	96	USD	141	05/06/09	—
GBP	132	USD	195	05/06/09	—
GBP	136	USD	201	05/06/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

GBP	137	USD	203	05/06/09	—
GBP	152	USD	224	05/06/09	—
GBP	182	USD	269	05/06/09	—
GBP	191	USD	282	05/06/09	—
GBP	5,966	USD	8,333	06/15/09	(493)
GBP	699	USD	1,032	06/17/09	(2)
GBP	1,000	USD	1,373	06/17/09	(107)
GBP	1,060	USD	1,538	06/17/09	(30)
GBP	1,500	USD	2,107	06/17/09	(112)
GBP	2,000	USD	2,756	06/17/09	(202)
GBP	2,000	USD	2,809	06/17/09	(150)
GBP	2,000	USD	2,965	06/17/09	6
GBP	2,000	USD	2,982	06/17/09	23
GBP	2,000	USD	2,954	06/17/09	(5)
GBP	2,500	USD	3,563	06/17/09	(135)
GBP	2,500	USD	3,633	06/17/09	(65)
GBP	3,265	USD	4,849	06/17/09	19
GBP	3,270	USD	4,812	06/17/09	(25)
GBP	3,911	USD	5,594	06/17/09	(192)
GBP	4,000	USD	5,627	06/17/09	(290)
GBP	5,000	USD	7,037	06/17/09	(359)
GBP	5,000	USD	7,353	06/17/09	(43)
GBP	6,592	USD	9,688	06/17/09	(64)
GBP	9,000	USD	12,398	06/17/09	(916)
GBP	3,064	USD	4,481	07/15/09	(51)
HKD	7,882	USD	1,017	05/04/09	—
HKD	52	USD	7	06/17/09	—
HKD	571	USD	74	06/17/09	—
HKD	1,181	USD	152	06/17/09	—
JPY	2,797	USD	29	05/01/09	1
JPY	81,031	USD	823	05/01/09	2
JPY	100,600	USD	1,037	05/01/09	17
JPY	106,128	USD	1,097	05/01/09	21
JPY	3,198	USD	33	05/07/09	1
JPY	1,149	USD	12	05/08/09	—
JPY	2,877	USD	29	05/08/09	—
JPY	3,036	USD	31	05/08/09	—
JPY	4,385	USD	44	05/08/09	—
JPY	6,897	USD	70	05/08/09	—
JPY	8,226	USD	83	05/08/09	—
JPY	8,700	USD	88	05/08/09	—
JPY	10,474	USD	106	05/08/09	—
JPY	10,978	USD	111	05/08/09	—
JPY	11,645	USD	118	05/08/09	—
JPY	12,379	USD	126	05/08/09	—
JPY	12,483	USD	127	05/08/09	—
JPY	12,556	USD	127	05/08/09	—
JPY	13,100	USD	133	05/08/09	—
JPY	13,565	USD	138	05/08/09	—
JPY	14,113	USD	143	05/08/09	—
JPY	14,758	USD	150	05/08/09	—
JPY	14,929	USD	151	05/08/09	—
JPY	20,808	USD	211	05/08/09	—

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPY	21,293	USD	216	05/08/09	—
JPY	21,584	USD	219	05/08/09	—
JPY	22,398	USD	227	05/08/09	—
JPY	375	USD	4	06/17/09	—
JPY	64,528	USD	669	06/17/09	14
JPY	79,988	USD	814	06/17/09	2
JPY	84,068	USD	858	06/17/09	5
JPY	100,000	USD	1,016	06/17/09	1
JPY	100,000	USD	1,000	06/17/09	(14)
JPY	130,589	USD	1,353	06/17/09	28
JPY	200,000	USD	2,019	06/17/09	(10)
JPY	300,000	USD	3,123	06/17/09	79
JPY	400,000	USD	3,973	06/17/09	(85)
JPY	404,462	USD	4,124	06/17/09	20
JPY	600,000	USD	6,065	06/17/09	(22)
JPY	1,000,000	USD	10,204	06/17/09	58
JPY	1,114,311	USD	11,226	06/17/09	(79)
JPY	1,114,311	USD	11,222	06/17/09	(84)
JPY	1,200,000	USD	12,167	06/17/09	(8)
JPY	1,400,000	USD	14,352	06/17/09	147
NOK	736	USD	112	05/04/09	—
NOK	1,016	USD	155	05/06/09	—
NZD	144	USD	82	06/17/09	—
NZD	252	USD	146	06/17/09	4
NZD	1,544	USD	896	06/17/09	25
NZD	2,741	USD	1,441	06/17/09	(105)
NZD	4,632	USD	2,689	06/17/09	76
NZD	6,176	USD	3,584	06/17/09	100
SEK	1,934	USD	236	05/04/09	(4)
SEK	6,506	USD	810	05/04/09	1
SEK	1,558	USD	194	05/05/09	1
SEK	1,799	USD	223	05/06/09	—
SEK	83,215	USD	9,456	06/15/09	(889)
SEK	3,996	USD	496	06/17/09	(1)
SEK	5,311	USD	622	06/17/09	(38)
SEK	9,308	USD	1,121	06/17/09	(36)
SEK	13,693	USD	1,662	06/17/09	(40)
SEK	23,633	USD	2,967	06/17/09	30
SEK	29,740	USD	3,510	06/17/09	(187)
SEK	32,750	USD	3,955	06/17/09	(116)
SEK	32,759	USD	3,956	06/17/09	(116)
SGD	150	USD	101	05/06/09	—
SGD	48	USD	31	06/17/09	(1)
SGD	55	USD	37	06/17/09	(1)
SGD	379	USD	247	06/17/09	(9)
SGD	408	USD	273	06/17/09	(3)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					12,973

See accompanying notes which are an integral part of the financial statements.

60	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	4.3	149,023
Consumer Discretionary	7.6	265,365
Consumer Staples	8.9	311,589
Financial Services	16.5	575,451
Health Care	7.2	252,335
Integrated Oils	7.2	249,868
Materials and Processing	10.0	349,745
Miscellaneous	1.0	35,886
Other Energy	2.0	68,133
Producer Durables	7.2	251,550
Technology	5.2	181,365
Utilities	10.6	370,148
Warrants & Rights	—	3
Short-Term Investments	9.6	334,311
Other Securities	11.7	407,553

Total Investments	109.0	3,802,325
Other Assets and Liabilities, Net	(9.0)	(313,578)

Net Assets	100.0	3,488,747

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.2	7,477
Asia	10.5	366,147
Europe	38.0	1,325,468
Japan	15.9	554,180
Latin America	3.3	115,310
Middle East	0.6	20,661
Netherlands Antilles	—	233
Other Regions	3.0	106,078
United Kingdom	16.2	564,907
Short-Term Investments	9.6	334,311
Other Securities	11.7	407,553

Total Investments	109.0	3,802,325
Other Assets and Liabilities, Net	(9.0)	(313,578)

Net Assets	100.0	3,488,747

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	61

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Australia	3.8
Austria	0.1
Belgium	0.6
Bermuda	1.0
Brazil	1.6
Canada	2.6
Cayman Islands	0.2
China	0.8
Czech Republic	0.1
Denmark	0.7
Finland	0.8
France	10.0
Germany	7.0
Greece	0.1
Hong Kong	1.5
India	0.4
Indonesia	—	*
Ireland	0.1
Israel	0.6
Italy	1.8
Japan	15.9
Luxembourg	0.3
Malaysia	0.1
Mexico	0.4
Netherlands	3.2
Netherlands Antilles	—	*
New Zealand	0.1
Norway	0.3
Portugal	0.1
Russia	0.4
Singapore	1.4
South Africa	0.2
South Korea	0.9
Spain	3.2
Sweden	1.5
Switzerland	7.5
Taiwan	1.3
Thailand	0.1
Turkey	—	*
United Kingdom	16.2
United States	0.4
Preferred Stocks	0.4
Warrants & Rights	—	*
Short-Term Investments	9.6
Other Securities	11.7

Total Investments	109.0
Other Assets and Liabilities, Net	(9.0)

	100.0

Futures Contracts	1.3
Foreign Currency Exchange Contracts	0.4

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

62	Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$955.90	$1,017.16
Expenses Paid During Period*	$7.47	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$951.90	$1,013.49
Expenses Paid During Period*	$11.03	$11.38

*	Expenses are equal to the Fund’s annualized expense ratio of 2.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$955.80	$1,017.16
Expenses Paid During Period*	$7.47	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$957.20	$1,018.40
Expenses Paid During Period*	$6.26	$6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Global Equity Fund	63

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$958.10	$1,019.29
Expenses Paid During Period*	$5.39	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

64	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.7%
Australia - 0.5%
Alumina, Ltd. - ADR	208,600	937
Centennial Coal Co., Ltd.	161,067	212
Commonwealth Bank of Australia	39,023	992
CSL, Ltd.	59,947	1,499
Minara Resources, Ltd. (Æ)	695,749	295
Mineral Deposits, Ltd. (Æ)	361,300	195

		4,130

Belgium - 0.3%
Anheuser-Busch InBev NV (Ñ)	72,750	2,221

Bermuda - 1.2%
Accenture, Ltd. Class A	67,000	1,972
Axis Capital Holdings, Ltd.	81,400	2,006
Cheung Kong Infrastructure Holdings, Ltd.	223,000	863
Covidien, Ltd.	47,800	1,576
GOME Electrical Appliances Holdings, Ltd. (Ñ)	11,595,000	1,676
RenaissanceRe Holdings, Ltd. (Ñ)	14,000	681
Warner Chilcott, Ltd. (Æ)(Ñ)	28,900	283

		9,057

Brazil - 1.6%
BM&F Bovespa SA (Æ)	478,466	1,939
Centrais Eletricas Brasileiras SA - ADR (Æ)	150,350	1,920
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	25,275	713
Petroleo Brasileiro SA - ADR	198,400	5,353
Tam SA - ADR (Æ)(Ñ)	225,300	1,503
Vivo Participacoes SA	49,953	798

		12,226

Canada - 2.0%
Addax Petroleum Corp. (Ñ)	87,700	2,414
Alamos Gold, Inc. (Æ)	46,200	300
Barrick Gold Corp.	131,030	3,808
Biovail Corp.	37,100	406
Cameco Corp.	98,950	2,255
Eastern Platinum, Ltd. (Æ)	1,365,125	623
EnCana Corp.	29,000	1,326
Gabriel Resources, Ltd. (Æ)	397,800	776
Ivanhoe Mines, Ltd. (Æ)	44,900	288
Laurentian Bank of Canada	13,800	333
Manulife Financial Corp.	50,900	867
Metro, Inc.	19,700	611
Moto Goldmines, Ltd. (Æ)	164,075	372
Open Text Corp. (Æ)	7,600	250
Suncor Energy, Inc.	34,800	883

		15,512

Cayman Islands - 0.4%
Endeavor Financial Corp. (Æ)	503,811	672

	Principal Amount ($) or Shares	Market Value $
Fresh Del Monte Produce, Inc. (Æ)	74,400	1,080
Hutchison Telecommunications International, Ltd. (Ñ)	6,212,000	1,140

		2,892

China - 0.8%
Beijing Capital International Airport Co., Ltd. Class H (Æ)(Ñ)	1,480,000	936
China Construction Bank Corp. Class H (Ñ)	7,839,000	4,534
PetroChina Co., Ltd. - ADR	6,825	593

		6,063

Denmark - 0.1%
H Lundbeck A/S	26,000	470
Novo Nordisk A/S Class B	7,550	358

		828

Egypt - 0.5%
Orascom Telecom Holding SAE	652,465	3,676

Finland - 1.0%
Fortum OYJ (Ñ)	258,846	5,222
Nokia OYJ	143,200	2,041
UPM-Kymmene OYJ	82,100	734

		7,997

France - 3.3%
BNP Paribas (Ñ)	10,088	531
Compagnie Generale des Etablissements Michelin Class B	15,000	765
Danone (Ñ)	79,807	3,804
EDF SA	13,700	634
France Telecom SA	55,090	1,223
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	22,400	1,694
Pernod-Ricard SA (Ñ)	67,426	3,977
Publicis Groupe (Ñ)	94,500	2,898
Sanofi-Aventis SA (Ñ)	51,170	2,945
Sanofi-Aventis SA - ADR	82,475	2,369
Technip SA	29,000	1,243
Thales SA	36,125	1,493
Total SA	27,342	1,367
Unibail-Rodamco (ö)	2,662	395

		25,338

Germany - 2.5%
Allianz SE (Ñ)	41,862	3,841
Bayer AG	35,100	1,741
Daimler AG (Ñ)	101,600	3,621
E.ON AG (Ñ)	194,105	6,556
RWE AG (Ñ)	9,681	696
SAP AG	59,800	2,287
Software AG	15,248	951

		19,693

Russell Global Equity Fund	65

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hong Kong - 1.2%
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	562,640	321
Cheung Kong Holdings, Ltd.	211,000	2,179
China Mobile, Ltd.	246,000	2,119
CLP Holdings, Ltd. (Ñ)	273,500	1,845
Hang Seng Bank, Ltd.	72,100	799
HongKong Electric Holdings	262,500	1,550
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Æ)	6,212,000	826

		9,639

India - 1.3%
Bajaj Finserv, Ltd.	285,000	1,241
Container Corp. of India	24,212	369
GMR Infrastructure, Ltd. (Æ)	2,730,954	6,198
ICICI Bank, Ltd. - ADR	59,505	1,227
Tata Motors, Ltd. - ADR (Æ)	119,300	920

		9,955

Ireland - 0.3%
Elan Corp. PLC - ADR (Æ)(Ñ)	227,600	1,345
Governor & Co. of the Bank of Ireland (The) (Æ)	1,095,900	1,103

		2,448

Israel - 0.7%
Teva Pharmaceutical Industries, Ltd. - ADR	131,500	5,772

Italy - 1.3%
Enel SpA	245,095	1,328
ERG SpA	65,100	1,007
Intesa Sanpaolo SpA	1,388,867	4,399
Luxottica Group SpA	123,100	2,272
Telecom Italia SpA (Ñ)	323,047	408
Telecom Italia SpA	820,500	732

		10,146

Japan - 8.4%
Advantest Corp.	60,000	947
Aeon Mall Co., Ltd. (Ñ)	151,300	1,983
Alpen Co., Ltd. (Ñ)	20,100	331
Asahi Breweries, Ltd.	82,800	1,042
Astellas Pharma, Inc.	16,500	538
Canon, Inc.	100,100	3,019
Cosmo Oil Co., Ltd.	332,000	941
Daiwa Securities Group, Inc.	908,500	4,727
East Japan Railway Co.	70,900	3,994
Fast Retailing Co., Ltd.	4,100	429
Fields Corp.	320	423
Hakuhodo DY Holdings, Inc.	4,850	223
Honda Motor Co., Ltd.	33,800	983
Itochu Corp.	289,000	1,534
JS Group Corp.	34,600	422
Kao Corp.	73,000	1,373
KDDI Corp.	410	1,843

	Principal Amount ($) or Shares	Market Value $
Kirin Holdings Co., Ltd.	60,000	660
Mitsubishi Corp.	55,900	859
Mitsubishi UFJ Financial Group, Inc.	128,600	700
Mitsui & Co., Ltd.	21,000	220
Mitsui OSK Lines, Ltd.	124,000	708
Mizuho Financial Group, Inc. (Ñ)	143,000	300
Nintendo Co., Ltd.	25,900	6,929
Nippon Oil Corp.	224,000	1,167
Nippon Telegraph & Telephone Corp.	181,900	6,818
Nipro Corp. (Ñ)	22,000	319
Nomura Holdings, Inc.	362,500	2,174
NTT DoCoMo, Inc.	2,470	3,441
Paramount Bed Co., Ltd.	85,500	1,131
Ricoh Co., Ltd.	31,000	379
Rohm Co., Ltd.	45,800	2,790
Sekisui House, Ltd.	178,000	1,533
Sumitomo Corp. (Ñ)	190,600	1,654
Sumitomo Trust & Banking Co., Ltd. (The)	109,000	454
Toho Holdings Co., Ltd. (Ñ)	38,300	369
Tokio Marine Holdings, Inc.	8,500	225
Toppan Printing Co., Ltd.	181,000	1,366
Toyo Seikan Kaisha, Ltd.	12,400	205
Toyota Motor Corp.	140,900	5,516
TV Asahi Corp.	411	523

		65,192

Luxembourg - 0.3%
ArcelorMittal	27,973	657
Stolt-Nielsen SA	194,500	1,709

		2,366

Mexico - 2.2%
America Movil SAB de CV Series L	374,200	12,293
Fomento Economico Mexicano SAB de CV - ADR	30,700	869
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,181,000	1,856
Grupo Televisa SA - ADR	148,000	2,291

		17,309

Netherlands - 0.5%
Akzo Nobel NV (Ñ)	47,200	1,982
Koninklijke Ahold NV (Ñ)	86,075	947
TNT NV	38,488	709

		3,638

Netherlands Antilles - 0.5%
Schlumberger, Ltd.	82,200	4,027

Norway - 0.5%
Fred Olsen Energy ASA	14,660	467
Marine Harvest (Æ)	5,318,200	2,405
StatoilHydro ASA - ADR	39,800	740
Yara International ASA (Ñ)	20,740	561

		4,173

66	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Oman - 0.0%
Bank Muscat SAOG - GDR	26,975	182

Panama - 0.5%
Carnival Corp. (Ñ)	138,700	3,728

Papua New Guinea - 0.4%
Lihir Gold, Ltd. (Æ)	1,408,800	3,027

Russia - 0.3%
Gazprom OAO - ADR	105,175	1,848
NovaTek OAO - GDR	6,200	218

		2,066

South Africa - 0.7%
AngloGold Ashanti, Ltd. - ADR	65,820	2,027
Gold Fields, Ltd.	185,800	1,934
Gold Fields, Ltd. - ADR	64,100	667
Remgro, Ltd.	71,885	614

		5,242

South Korea - 0.3%
Korea Electric Power Corp. - ADR	135,600	1,448
Samsung Electronics Co., Ltd.	2,000	923

		2,371

Spain - 1.1%
Banco Santander SA	56,950	537
Iberdrola Renovables SA (Æ)(Ñ)	1,276,930	5,204
Telefonica SA	143,400	2,723

		8,464

Sweden - 0.7%
Assa Abloy AB Class B	58,600	694
Hennes & Mauritz AB Series B (Ñ)	14,575	652
Nordea Bank AB (Ñ)	92,000	684
Swedish Match AB (Ñ)	128,200	1,834
Telefonaktiebolaget LM Ericsson Series B (Ñ)	161,600	1,394

		5,258

Switzerland - 6.3%
ABB, Ltd. (Æ)	186,974	2,642
ACE, Ltd.	60,400	2,798
Adecco SA	104,000	4,101
Compagnie Financiere Richemont SA	213,700	3,828
Credit Suisse Group AG	105,100	4,016
Julius Baer Holding AG	155,200	5,090
Nestle SA (Ñ)	191,935	6,242
Noble Corp.	47,400	1,295
Novartis AG (Ñ)	129,592	4,894
Roche Holding AG (Ñ)	47,879	6,050
Transocean, Ltd. (Æ)	35,991	2,429
UBS AG (Æ)	308,200	4,228
Zurich Financial Services AG	7,096	1,311

		48,924

	Principal Amount ($) or Shares	Market Value $
Thailand - 0.2%
Bangkok Bank PCL	289,100	697
Krung Thai Bank PCL	4,674,600	702

		1,399

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	32,300	410

United Kingdom - 8.9%
Aggreko PLC (Ñ)	141,537	1,197
AstraZeneca PLC (Ñ)	97,978	3,436
AstraZeneca PLC - ADR	17,181	601
Autonomy Corp. PLC (Æ)	22,082	465
Aviva PLC	141,488	646
BAE Systems PLC	350,667	1,845
BG Group PLC	314,983	5,065
BP PLC	317,052	2,248
BP PLC - ADR	17,742	753
British American Tobacco PLC (Ñ)	117,661	2,855
British Sky Broadcasting Group PLC	297,400	2,118
Compass Group PLC (Ñ)	345,005	1,649
Diageo PLC (Ñ)	111,700	1,341
Experian PLC	312,199	2,060
GlaxoSmithKline PLC	300,645	4,643
HSBC Holdings PLC	380,533	2,703
Mondi PLC	275,017	715
Pearson PLC (Ñ)	149,150	1,552
Petrofac, Ltd.	94,507	796
Prudential PLC	52,830	305
Rolls-Royce Group PLC (Æ)	148,250,559	—
Rolls-Royce Group PLC (Æ)(Ñ)	1,681,262	8,373
Royal Dutch Shell PLC Class B	158,470	3,635
Tesco PLC	642,616	3,190
Unilever PLC	97,300	1,899
Vodafone Group PLC	3,696,525	6,790
Vodafone Group PLC - ADR	40,900	750
WPP PLC	856,348	5,857
Xstrata PLC	204,900	1,801

		69,288

United States - 38.8%
Activision Blizzard, Inc. (Æ)	108,500	1,169
Advance Auto Parts, Inc.	12,000	525
Aeropostale, Inc. (Æ)(Ñ)	24,300	825
Aetna, Inc.	76,500	1,684
Aflac, Inc.	20,700	598
AGCO Corp. (Æ)	51,925	1,262
Alcoa, Inc.	63,400	575
Altria Group, Inc.	106,300	1,736
Amazon.com, Inc. (Æ)	66,900	5,387
Ameren Corp.	30,300	698
Amgen, Inc. (Æ)	76,800	3,723
Annaly Capital Management, Inc. (ö)(Ñ)	103,900	1,462
AON Corp.	24,300	1,025
Apollo Group, Inc. Class A (Æ)(Ñ)	8,800	554
Apple, Inc. (Æ)	98,400	12,382
Archer-Daniels-Midland Co.	23,000	566

Russell Global Equity Fund	67

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AT&T, Inc.	187,700	4,809
Autodesk, Inc. (Æ)	60,800	1,212
Baker Hughes, Inc.	73,300	2,608
Bank of America Corp. (Ñ)	229,413	2,049
Bank of New York Mellon Corp. (The)	161,000	4,102
Baxter International, Inc.	37,400	1,814
Bed Bath & Beyond, Inc. (Æ)(Ñ)	91,300	2,777
Best Buy Co., Inc. (Ñ)	102,100	3,919
BJ Services Co.	74,700	1,038
BMC Software, Inc. (Æ)	11,600	402
CB Richard Ellis Group, Inc. Class A (Æ)	56,200	422
Celgene Corp. (Æ)	44,300	1,893
CenturyTel, Inc. (Ñ)	41,300	1,121
Cephalon, Inc. (Æ)(Ñ)	47,600	3,123
Chevron Corp.	12,800	846
Chubb Corp.	12,500	487
Cisco Systems, Inc. (Æ)	144,500	2,792
Coca-Cola Co. (The)	97,100	4,180
Compass Minerals International, Inc.	7,000	338
ConocoPhillips	79,228	3,248
Consol Energy, Inc.	53,450	1,672
Corning, Inc.	31,300	458
Delta Air Lines, Inc. (Æ)(Ñ)	91,600	565
DIRECTV Group, Inc. (The) (Æ)	45,900	1,135
Discover Financial Services	145,200	1,180
Earthlink, Inc. (Æ)(Ñ)	148,200	1,123
eBay, Inc. (Æ)	106,000	1,746
ENSCO International, Inc.	21,900	619
EOG Resources, Inc.	20,400	1,295
Express Scripts, Inc. (Æ)	7,400	473
Exxon Mobil Corp.	39,900	2,660
Fidelity National Financial, Inc. Class A	66,400	1,204
Franklin Resources, Inc.	62,300	3,768
Genuine Parts Co.	25,400	863
Genzyme Corp. (Æ)	17,400	928
Gilead Sciences, Inc. (Æ)	139,100	6,371
Goldman Sachs Group, Inc. (The)	24,100	3,097
Google, Inc. Class A (Æ)	11,200	4,435
Gulfmark Offshore, Inc. (Æ)	11,200	301
Healthspring, Inc. (Æ)	80,500	743
Hewlett-Packard Co.	308,400	11,096
Humana, Inc. (Æ)	18,800	541
Illinois Tool Works, Inc.	59,100	1,938
Intel Corp.	480,000	7,574
International Business Machines Corp.	62,600	6,461
Jarden Corp. (Æ)(Ñ)	28,100	565
JPMorgan Chase & Co.	494,021	16,303
Juniper Networks, Inc. (Æ)(Ñ)	389,700	8,437
Kimberly-Clark Corp.	63,600	3,125
Lincare Holdings, Inc. (Æ)	18,700	451
Lockheed Martin Corp.	12,400	974
Marathon Oil Corp.	33,600	998
Mastercard, Inc. Class A (Ñ)	22,600	4,146
McDonald’s Corp.	145,000	7,727
McKesson Corp.	21,600	799
Medtronic, Inc.	34,000	1,088
Microsoft Corp.	418,670	8,482
Monsanto Co.	64,600	5,484

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley	128,700	3,042
Murphy Oil Corp.	80,800	3,855
National Oilwell Varco, Inc. (Æ)	82,800	2,507
Newmont Mining Corp.	86,575	3,484
Nike, Inc. Class B	94,930	4,981
Northern Trust Corp.	56,900	3,093
NVR, Inc. (Æ)(Ñ)	4,800	2,426
Omnicare, Inc.	15,400	396
Oracle Corp.	396,700	7,672
Peabody Energy Corp.	52,000	1,372
Pfizer, Inc.	367,000	4,903
Philip Morris International, Inc.	41,800	1,513
PNC Financial Services Group, Inc. (Ñ)	10,600	421
Polo Ralph Lauren Corp.	58,300	3,139
Praxair, Inc.	38,900	2,902
Procter & Gamble Co. (The)	31,700	1,567
Red Hat, Inc. (Æ)	97,900	1,691
Republic Services, Inc.	22,565	474
Reynolds American, Inc.	54,800	2,081
Ross Stores, Inc. (Ñ)	48,200	1,829
Shaw Group, Inc. (The) (Æ)	28,800	966
Smith International, Inc.	95,100	2,458
Smithfield Foods, Inc. (Æ)	128,500	1,110
Sohu.com, Inc. (Æ)(Ñ)	19,900	1,038
Sprint Nextel Corp. (Æ)	196,400	856
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	104,700	2,184
Syniverse Holdings, Inc. (Æ)	29,500	372
Synthes, Inc. (Æ)	5,527	561
Tech Data Corp. (Æ)	41,485	1,194
Tesoro Corp.	25,475	389
Texas Instruments, Inc.	59,200	1,069
Thermo Fisher Scientific, Inc. (Æ)	13,600	477
Tiffany & Co.	52,100	1,508
TJX Cos., Inc.	21,300	596
Travelers Cos., Inc. (The)	66,100	2,719
Tyson Foods, Inc. Class A	205,650	2,168
Union Pacific Corp.	95,525	4,694
United Online, Inc.	64,201	340
United Technologies Corp.	43,000	2,100
Viacom, Inc. Class B (Æ)	74,350	1,431
Wal-Mart Stores, Inc.	157,900	7,958
WellPoint, Inc. (Æ)	215,700	9,223
Wells Fargo & Co.	33,500	670
Xerox Corp.	83,200	508
XTO Energy, Inc.	20,800	721
Yum! Brands, Inc.	45,300	1,511

		300,345

Total Common Stocks (cost $836,553)		695,002

Preferred Stocks - 0.2%
Brazil - 0.2%
Centrais Eletricas Brasileiras SA (Æ)	35,600	462
Tim Participacoes SA	482,200	808

Total Preferred Stocks (cost $1,463)		1,270

68	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Warrants & Rights - 0.0%
Brazil - 0.0%
Tim Participacoes SA (Æ) 2009 Rights	1	—

Cayman Islands - 0.0%
Endeavor Financial Corp. (Æ) 2014 Warrants	252	91

Total Warrants & Rights (cost $696)		91

Short-Term Investments - 8.5%
United States - 8.5%
Russell Investment Company Russell Money Market Fund	54,975,000	54,975
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	11,000	11,000

Total Short-Term Investments (cost $65,975)		65,975

Other Securities - 18.2%
Russell Investment Company Russell Money Market Fund (×)	70,113,117	70,113
State Street Securities Lending Quality Trust (×)	73,840,390	71,181

Total Other Securities (cost $143,953)		141,294

Total Investments - 116.6% (identified cost $1,048,640)		903,632

Other Assets and Liabilities, Net - (16.6%)		(128,914)

Net Assets - 100.0%		774,718

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	69

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	498	EUR	11,593	06/09	1,853
FTSE-100 Index (UK)	106	GBP	4,459	06/09	491
Hang Seng Index (Hong Kong)	10	HKD	7,694	05/09	33
S&P 500 E-Mini Index (CME)	710	USD	30,885	06/09	3,118
S&P 500 Index (CME)	24	USD	5,220	06/09	916
SPI 200 Index (Australia)	33	AUD	3,107	06/09	137
TOPIX Index (Japan)	96	JPY	807,360	06/09	801
TSE 60 Index (Canada)	34	CAD	3,835	06/09	195

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					7,544

See accompanying notes which are an integral part of the financial statements.

70	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	69	AUD	100	06/17/09	4
USD	137	AUD	200	06/17/09	8
USD	145	AUD	200	06/17/09	—
USD	462	AUD	733	06/17/09	69
USD	464	AUD	733	06/17/09	67
USD	464	AUD	733	06/17/09	67
USD	464	AUD	733	06/17/09	67
USD	496	AUD	700	06/17/09	12
USD	120	CAD	145	05/01/09	1
USD	206	CAD	245	05/04/09	(1)
USD	161	CAD	200	06/17/09	6
USD	163	CAD	200	06/17/09	5
USD	165	CAD	200	06/17/09	2
USD	243	CAD	300	06/17/09	9
USD	667	CAD	866	06/17/09	59
USD	667	CAD	866	06/17/09	59
USD	668	CAD	866	06/17/09	58
USD	668	CAD	866	06/17/09	58
USD	738	CAD	900	06/17/09	16
USD	168	EUR	127	05/04/09	—
USD	258	EUR	200	06/17/09	6
USD	399	EUR	300	06/17/09	(2)
USD	657	EUR	500	06/17/09	4
USD	662	EUR	500	06/17/09	(1)
USD	678	EUR	500	06/17/09	(17)
USD	3,779	EUR	2,900	06/17/09	58
USD	3,797	EUR	3,013	06/17/09	188
USD	3,803	EUR	3,013	06/17/09	182
USD	3,809	EUR	3,013	06/17/09	176
USD	3,810	EUR	3,013	06/17/09	175
USD	26	GBP	18	05/05/09	—
USD	147	GBP	100	06/17/09	1
USD	286	GBP	200	06/17/09	10
USD	289	GBP	200	06/17/09	7
USD	298	GBP	200	06/17/09	(3)
USD	1,600	GBP	1,159	06/17/09	114
USD	1,601	GBP	1,159	06/17/09	113
USD	1,602	GBP	1,159	06/17/09	112
USD	1,602	GBP	1,159	06/17/09	112
USD	1,757	GBP	1,200	06/17/09	18
USD	504	HKD	3,902	05/05/09	—
USD	522	JPY	50,332	05/07/09	(12)
USD	715	JPY	69,782	05/08/09	(7)
USD	206	JPY	20,000	06/17/09	(3)
USD	209	JPY	20,000	06/17/09	(6)
USD	405	JPY	40,000	06/17/09	1
USD	511	JPY	50,000	06/17/09	(4)
USD	1,862	JPY	180,000	06/17/09	(35)
USD	1,948	JPY	192,750	06/17/09	7
USD	1,949	JPY	192,750	06/17/09	7
USD	1,949	JPY	192,750	06/17/09	6
USD	1,950	JPY	192,750	06/17/09	5
AUD	100	USD	64	06/17/09	(9)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

AUD	100	USD	66	06/17/09	(7)
AUD	200	USD	129	06/17/09	(16)
AUD	300	USD	188	06/17/09	(29)
AUD	350	USD	226	06/17/09	(27)
AUD	400	USD	285	06/17/09	(5)
BRL	60	USD	27	05/06/09	—
CAD	233	USD	195	05/05/09	—
CAD	100	USD	79	06/17/09	(5)
CAD	100	USD	81	06/17/09	(2)
CAD	150	USD	118	06/17/09	(8)
CAD	150	USD	119	06/17/09	(7)
CAD	300	USD	233	06/17/09	(19)
CAD	350	USD	270	06/17/09	(23)
CAD	400	USD	313	06/17/09	(23)
CAD	400	USD	325	06/17/09	(10)
EUR	144	USD	192	05/04/09	1
EUR	85	USD	113	05/05/09	1
EUR	117	USD	156	05/05/09	1
EUR	41	USD	54	05/06/09	—
EUR	200	USD	272	06/17/09	8
EUR	200	USD	268	06/17/09	3
EUR	300	USD	391	06/17/09	(6)
EUR	300	USD	399	06/17/09	2
EUR	500	USD	632	06/17/09	(29)
EUR	600	USD	755	06/17/09	(39)
EUR	600	USD	759	06/17/09	(35)
EUR	600	USD	756	06/17/09	(38)
EUR	800	USD	1,077	06/17/09	19
EUR	3,000	USD	3,833	06/17/09	(136)
GBP	99	USD	146	05/05/09	—
GBP	99	USD	147	05/05/09	—
GBP	151	USD	223	05/05/09	—
GBP	100	USD	140	06/17/09	(7)
GBP	150	USD	215	06/17/09	(7)
GBP	300	USD	422	06/17/09	(22)
GBP	300	USD	425	06/17/09	(18)
GBP	300	USD	414	06/17/09	(30)
GBP	400	USD	593	06/17/09	1
GBP	850	USD	1,171	06/17/09	(86)
HKD	252	USD	32	05/04/09	—
HKD	4,116	USD	531	05/05/09	—
JPY	195,666	USD	2,022	05/01/09	38
JPY	12,451	USD	126	05/08/09	—
JPY	20,000	USD	204	06/17/09	1
JPY	40,000	USD	404	06/17/09	(1)
JPY	50,000	USD	506	06/17/09	(1)
JPY	60,000	USD	599	06/17/09	(10)
JPY	90,000	USD	913	06/17/09	(1)
JPY	120,000	USD	1,230	06/17/09	12

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1,209

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	71

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	3.6	28,156
Consumer Discretionary	12.7	98,519
Consumer Staples	6.6	51,302
Financial Services	14.5	111,743
Health Care	10.4	80,467
Integrated Oils	4.3	33,539
Materials and Processing	7.1	55,196
Miscellaneous	0.3	2,308
Other Energy	4.2	32,774
Producer Durables	3.8	29,285
Technology	11.0	85,266
Utilities	11.3	87,717
Warrants & Rights	—	91
Short-Term Investments	8.5	65,975
Other Securities	18.3	141,294

Total Investments	116.6	903,632
Other Assets and Liabilities, Net	(16.6)	(128,914)

Net Assets	100.0	774,718

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.7	5,242
Asia	4.7	36,584
Europe	18.6	143,970
Japan	8.4	65,192
Latin America	6.1	46,573
Middle East	1.2	9,630
Netherlands Antilles	0.5	4,027
Other Regions	40.8	315,857
United Kingdom	8.9	69,288
Short-Term Investments	8.5	65,975
Other Securities	18.2	141,294

Total Investments	116.6	903,632
Other Assets and Liabilities, Net	(16.6)	(128,914)

Net Assets	100.0	774,718

See accompanying notes which are an integral part of the financial statements.

72	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

	% of Net Assets

Australia	0.5
Belgium	0.3
Bermuda	1.2
Brazil	1.6
Canada	2.0
Cayman Islands	0.4
China	0.8
Denmark	0.1
Egypt	0.5
Finland	1.0
France	3.3
Germany	2.5
Hong Kong	1.2
India	1.3
Ireland	0.3
Israel	0.7
Italy	1.3
Japan	8.4
Luxembourg	0.3
Mexico	2.2
Netherlands	0.5
Netherlands Antilles	0.5
Norway	0.5
Oman	—	*
Panama	0.5
Papua New Guinea	0.4
Russia	0.3
South Africa	0.7
South Korea	0.3
Spain	1.1
Sweden	0.7
Switzerland	6.3
Thailand	0.2
Turkey	0.1
United Kingdom	8.9
United States	38.8
Preferred Stocks	0.2
Warrants & Rights	—	*
Short-Term Investments	8.5
Other Securities	18.2

Total Investments	116.6
Other Assets and Liabilities Net	(16.6)

	100.0

Futures Contracts	1.0
Foreign Currency Exchange Contracts	0.2

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	73

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,137.90	$1,015.82
Expenses Paid During Period*	$9.59	$9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,134.50	$1,012.10
Expenses Paid During Period*	$13.55	$12.77

*	Expenses are equal to the Fund’s annualized expense ratio of 2.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,138.60	$1,015.82
Expenses Paid During Period*	$9.60	$9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,140.50	$1,017.06
Expenses Paid During Period*	$8.28	$7.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

74	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,141.50	$1,017.90
Expenses Paid During Period*	$7.38	$6.95

*	Expenses are equal to the Fund’s annualized expense ratio of 1.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Emerging Markets Fund	75

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 84.6%
Argentina - 0.1%
Petrobras Energia Participaciones SA - ADR	49,731	320
Telecom Argentina SA - ADR (Æ)	17,631	163

		483

Austria - 0.0%
Wienerberger AG	36,295	426

Bermuda - 1.1%
C C Land Holdings, Ltd.	1,510,000	498
Cnpc Hong Kong, Ltd.	1,410,000	696
Cosco International Holdings, Ltd.	1,524,000	465
Credicorp, Ltd. (Ñ)	64,197	3,211
GOME Electrical Appliances Holdings, Ltd.	5,083,000	734
Huabao International Holdings, Ltd.	1,370,000	970
Li & Fung, Ltd. (Ñ)	298,000	839
Shangri-La Asia, Ltd. (Ñ)	710,000	1,049
Yue Yuen Industrial Holdings, Ltd. (Ñ)	922,000	2,047

		10,509

Brazil - 8.2%
Amil Participacoes SA (Æ)	210,184	792
Anhanguera Educacional Participacoes SA (Æ)	175,015	1,223
Aracruz Celulose SA - ADR	39,600	473
Banco Bradesco SA - ADR (Ñ)	257,300	3,160
Banco do Brasil SA	842,877	7,108
BM&F Bovespa SA (Æ)	783,429	3,175
Brasil Telecom Participacoes SA (Æ)	51,100	1,471
Centrais Eletricas Brasileiras SA (Æ)	179,900	2,367
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	48,252	1,558
Cia de Bebidas das Americas - ADR	6,600	372
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	272,040	3,871
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	22,775	643
Cia de Saneamento de Minas Gerais-COPASA (Æ)	84,100	917
Cia Vale do Rio Doce Class B (Ñ)	524,840	8,665
Cia Vale do Rio Doce Class B	265,400	3,644
Gerdau SA - ADR	84,400	599
Itau Unibanco Banco Multiplo SA - ADR (Ñ)	418,279	5,743
JBS SA	521,600	1,468
Lojas Renner SA	172,900	1,580
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	138,647	703
MRV Engenharia e Participacoes SA	28,200	274
OGX Petroleo e Gas Participacoes SA	702	295
Perdigao SA (Æ)	141,309	2,082
Petroleo Brasileiro SA - ADR	639,279	19,547
Redecard SA	141,200	1,777
Souza Cruz SA (Æ)	57,300	1,227
Sul America SA	8,300	83

	Principal Amount ($) or Shares	Market Value $
Tele Norte Leste Participacoes SA - ADR	27,170	423
Tractebel Energia SA (Æ)	63,634	526
Usinas Siderurgicas de Minas Gerais SA	88,693	1,228
Votorantim Celulose e Papel SA - ADR (Æ)	53,000	463
Weg SA	117,500	753

		78,210

Canada - 0.4%
First Quantum Minerals, Ltd.	97,068	3,713

Cayman Islands - 3.1%
Agile Property Holdings, Ltd. (Ñ)	1,444,000	1,073
Alibaba.com, Ltd. (Æ)(Ñ)	999,500	1,178
Belle International Holdings, Ltd. (Ñ)	4,222,500	3,238
China Mengniu Dairy Co., Ltd.	613,000	1,091
China Shanshui Cement Group, Ltd. (Æ)	1,670,000	937
Foxconn International Holdings, Ltd. (Æ)(Ñ)	1,189,000	734
Hengan International Group Co., Ltd. (Ñ)	924,000	3,861
Hidili Industry International Development, Ltd.	1,610,000	644
Ju Teng International Holdings, Ltd. (Æ)	1,126,000	489
Kingboard Chemical Holdings, Ltd.	327,000	800
Lifestyle International Holdings, Ltd.	819,500	781
Lonking Holdings, Ltd.	2,354,000	1,777
Luen Thai Holdings, Ltd.	1,369,000	72
Mindray Medical International, Ltd. - ADR	18,800	429
Pacific Textile Holdings, Ltd. (Ñ)	1,004,000	105
Parkson Retail Group, Ltd. (Ñ)	3,059,473	3,860
Shimao Property Holdings, Ltd.	629,000	698
Sina Corp./China (Æ)(Ñ)	34,400	964
Tencent Holdings, Ltd.	610,600	5,413
Uni-President China Holdings, Ltd. (Æ)	2,655,000	1,339
Xingda International Holdings, Ltd.	2,462,000	435

		29,918

Chile - 1.0%
Banco de Credito e Inversiones	18,001	387
Banco Santander Chile - ADR (Ñ)	85,537	3,029
Embotelladora Andina SA - ADR	53,300	810
Enersis SA - ADR	83,156	1,246
SACI Falabella (Æ)	136,887	451
Sociedad Quimica y Minera de Chile SA - ADR (Ñ)	103,000	3,246

		9,169

China - 6.4%
Air China, Ltd. Class H (Æ)	1,282,000	599
Angang Steel Co., Ltd. Class H	582,000	700
Anhui Conch Cement Co., Ltd. Class H (Ñ)	623,654	4,138
Bank of China, Ltd.	2,181,000	808
Bank of Communications Co., Ltd. Class H	1,608,000	1,295
China Communications Construction Co., Ltd. Class H (Ñ)	2,874,000	3,413
China Construction Bank Corp. Class H (Ñ)	5,267,000	3,053
China COSCO Holdings Co., Ltd. Class H (Ñ)	2,033,000	1,649

76	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

China Life Insurance Co., Ltd. Class H	493,000	1,723
China National Building Material Co., Ltd. Class H	902,000	1,908
China Petroleum & Chemical Corp. - ADR (Ñ)	7,162	556
China Petroleum & Chemical Corp. Class H (Ñ)	7,672,000	5,965
China Shenhua Energy Co., Ltd. (Ñ)	2,400,344	6,652
China Telecom Corp., Ltd. Class H (Ñ)	7,083,000	3,473
Dongfeng Motor Group Co., Ltd. Class H	2,030,000	1,518
Huaneng Power International, Inc. Class H (Æ)(Ñ)	2,026,000	1,380
Industrial & Commercial Bank of China (Ñ)	9,199,000	5,230
Jiangsu Expressway Co., Ltd. Class H	2,672,000	1,891
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,162,000	1,374
PetroChina Co., Ltd. - ADR (Ñ)	36,599	3,181
PetroChina Co., Ltd. Class H	2,533,000	2,202
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	2,548,000	1,439
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	265,100	1,642
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	336,000	633
Shanghai Forte Land Co. Class H (Æ)(Ñ)	1,070,000	207
Weiqiao Textile Co. Class H (Ñ)	1,146,500	454
Wumart Stores, Inc. Class H (Ñ)	252,000	224
Yanzhou Coal Mining Co., Ltd. Class H	4,452,000	4,231

		61,538

Colombia - 0.4%
BanColombia SA	160,900	940
BanColombia SA - ADR (Ñ)	124,943	2,918

		3,858

Czech Republic - 0.6%
CEZ AS	101,594	4,195
Telefonica O2 Czech Republic AS	80,900	1,744

		5,939

Egypt - 0.5%
Commercial International Bank	7,160	51
Egyptian Financial Group-Hermes Holding	190,769	666
Orascom Construction Industries	101,144	2,869
Orascom Construction Industries - GDR	2,600	150
Telecom Egypt	417,040	1,172

		4,908

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	166,644	2,662

Hong Kong - 3.5%
Beijing Enterprises Holdings, Ltd. (Ñ)	687,500	3,024
China Insurance International Holdings Co., Ltd.	1,381,000	2,305
China Merchants Holdings International Co., Ltd. (Ñ)	258,658	611

	Principal Amount ($) or Shares	Market Value $
China Mobile, Ltd.	700,496	6,035
China Mobile, Ltd. - ADR	72,780	3,141
China Overseas Land & Investment, Ltd. (Ñ)	2,096,667	3,659
China Resources Enterprise (Ñ)	1,826,985	3,214
China Unicom Hong Kong, Ltd. (Ñ)	1,246,000	1,440
CNOOC, Ltd.	4,604,000	5,128
CNOOC, Ltd. - ADR (Ñ)	1,003	112
Lenovo Group, Ltd. (Ñ)	11,184,000	3,053
Shougang Concord International Enterprises Co., Ltd.	7,132,000	792
Sino-Ocean Land Holdings, Ltd.	910,000	672
Sinotrans Shipping, Ltd.	1,832,000	568

		33,754

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	222,127	519
MOL Hungarian Oil and Gas NyRt	43,279	2,074
MOL Hungarian Oil and Gas NyRt - ADR	12,898	335
Richter Gedeon Nyrt	6,755	880

		3,808

India - 4.9%
Allahabad Bank	617,235	648
Andhra Bank	429,000	485
Axis Bank, Ltd.	115,000	1,287
Bajaj Auto, Ltd.	48,460	623
Bank of Baroda	220,000	1,442
BF Utilities, Ltd. (Æ)	15,751	187
Bharti Airtel, Ltd. (Æ)	277,814	4,196
Canara Bank	265,712	1,055
Container Corp. of India	71,133	1,083
Dish TV India, Ltd. (Æ)	3,716	2
Genesis Indian Investment Co., Ltd.	407,719	12,309
GMR Infrastructure, Ltd. (Æ)	287,342	652
Great Eastern Shipping Co., Ltd. (The) Class A	223,050	923
HCL Technologies, Ltd.	197,972	519
HDFC Bank, Ltd. - ADR (Ñ)	50,400	3,731
Hindustan Unilever, Ltd.	290,000	1,362
Housing Development Finance Corp.	54,360	1,883
ICICI Bank, Ltd. - ADR	78,000	1,609
IFCI, Ltd. (Æ)	624,376	317
Indian Overseas Bank	250,000	323
Infosys Technologies, Ltd.	8,818	264
Jaiprakash Associates, Ltd.	512,216	1,441
JSW Steel, Ltd.	65,776	458
Maruti Suzuki India, Ltd.	40,056	657
Mundra Port and Special Economic Zone, Ltd.	108,889	849
NIIT Technologies, Ltd.	45,816	64
NTPC, Ltd.	464,830	1,769
Oriental Bank of Commerce	111,000	301
Reliance Industries, Ltd. - GDR (Þ)	26,037	1,963
State Bank of India, Ltd. - GDR (Ñ)	19,497	1,075
Sterlite Industries India, Ltd. - ADR	168,700	1,432
Sun TV Network, Ltd.	164,238	609

Russell Emerging Markets Fund	77

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Suzlon Energy, Ltd.	348,623	449
Union Bank of India	118,000	388
United Spirits, Ltd.	48,455	687

		47,042

Indonesia - 2.1%
Aneka Tambang Tbk PT	3,432,500	459
Astra Agro Lestari Tbk PT	290,500	432
Astra International Tbk PT	764,000	1,294
Bank Danamon Indonesia Tbk PT	1,361,009	398
Bank Rakyat Indonesia	11,188,234	6,086
International Nickel Indonesia Tbk PT (Æ)	6,032,500	1,930
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Æ)	1,241,000	572
Ramayana Lestari Sentosa Tbk PT	6,191,492	278
Telekomunikasi Indonesia Tbk PT	7,643,272	5,666
Telekomunikasi Indonesia Tbk PT - ADR	64,470	1,853
Timah Tbk PT	6,021,000	800

		19,768

Israel - 3.0%
Alvarion, Ltd. (Æ)(Ñ)	108,982	341
AudioCodes, Ltd. (Æ)	35,671	53
Azorim-Investment Development & Construction Co., Ltd. (Æ)	53,111	160
Bezeq Israeli Telecommunication Corp., Ltd.	1,272,088	1,999
Cellcom Israel, Ltd.	24,300	539
Check Point Software Technologies (Æ)(Ñ)	217,615	5,042
Delek Automotive Systems, Ltd.	78,128	617
Elbit Systems, Ltd.	16,670	846
Israel Chemicals, Ltd.	415,510	3,486
Makhteshim-Agan Industries, Ltd.	327,205	1,441
Nice Systems, Ltd. (Æ)	13,313	343
Partner Communications	217,481	3,571
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	235,741	10,347

		28,785

Luxembourg - 2.2%
Genesis Smaller Companies	419,451	17,702
MHP SA - GDR (Æ)	67,705	355
Millicom International Cellular SA (Ñ)	30,800	1,492
Reinet Investments SCA (Æ)	1	—
Tenaris SA - ADR (Ñ)	64,100	1,604

		21,153

Malaysia - 1.0%
Bumiputra-Commerce Holdings BHD	1,313,363	2,963
Bursa Malaysia BHD	259,800	446
IGB Corp. BHD	1,650,100	831
KLCC Property Holdings BHD	256,000	228
KNM Group BHD	9,464,800	1,520
Kuala Lumpur Kepong BHD	232,900	757
Kulim Malaysia BHD	144,900	225
Lion Industries Corp. BHD	1,080,600	301

	Principal Amount ($) or Shares	Market Value $
MISC BHD	141,700	352
PPB Group BHD	123,000	366
Public Bank BHD	642,331	1,542
TA Enterprise BHD	1,083,200	285

		9,816

Mexico - 4.0%
Alfa SAB de CV Class A (Ñ)	97,300	170
America Movil SAB de CV Series L (Ñ)	418,788	13,757
Carso Global Telecom SAB de CV Class A (Æ)(Ñ)	106,900	382
Cemex SAB de CV (Æ)	77,720	58
Cemex SAB de CV - ADR (Æ)(Ñ)	137,175	1,026
Coca-Cola Femsa SAB de CV	273,300	1,070
Corp. Moctezuma SAB de CV	263,165	444
Empresas ICA SAB de CV (Æ)	558,000	1,012
Fomento Economico Mexicano SAB de CV	227,000	642
Fomento Economico Mexicano SAB de CV - ADR	77,537	2,195
Grupo Aeroportuario del Pacifico SAB de CV - ADR	5,900	121
Grupo Aeroportuario del Sureste SAB de CV - ADR (Ñ)	8,805	273
Grupo Famsa SAB de CV Class A (Æ)	2,300	2
Grupo Financiero Banorte SAB de CV Class O (Ñ)	2,070,390	3,254
Grupo Financiero Inbursa SA Class O (Ñ)	466,276	1,259
Grupo Mexico SAB de CV	1,822,809	1,432
Grupo Televisa SA - ADR	49,000	758
Megacable Holdings SAB de CV (Æ)	510,303	646
Telefonos de Mexico SAB de CV Series L (Ñ)	89,400	1,430
Urbi Desarrollos Urbanos SAB DE CV (Æ)(Ñ)	1,336,000	1,448
Wal-Mart de Mexico SAB de CV (Ñ)	1,583,584	4,319
Wal-Mart de Mexico SAB de CV - ADR (Ñ)	76,000	2,083

		37,781

Netherlands - 0.4%
X5 Retail Group NV - GDR (Æ)	292,353	3,883

Nigeria - 0.2%
First City Monument Bank PLC	15,750,810	612
Guaranty Trust Bank PLC - GDR	146,845	517
Nigerian Breweries PLC	1,125,095	327
United Bank for Africa PLC	7,652,496	554

		2,010

Oman - 0.2%
Bank Muscat SAOG - GDR	182,090	1,229
National Bank of Oman, Ltd.	611,245	458

		1,687

78	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pakistan - 0.2%
Fauji Fertilizer Co., Ltd.	677,826	821
Oil & Gas Development Co., Ltd.	342,000	315
Pakistan Petroleum, Ltd.	173,600	372
Pakistan State Oil Co., Ltd.	224,500	543

		2,051

Panama - 0.1%
Copa Holdings SA Class A	35,300	1,082

Philippines - 0.3%
First Gen Corp. (Æ)	404,400	156
Philippine Long Distance Telephone Co.	34,630	1,576
Philippine Long Distance Telephone Co. - ADR (Ñ)	21,740	997
Universal Robina Corp.	2,009,000	300

		3,029

Poland - 0.4%
Bank Pekao SA	46,000	1,640
KGHM Polska Miedz SA	132,953	2,339
Przedsiebiorstwo Eksportu i Importu Kopex SA (Æ)	45,300	252

		4,231

Qatar - 0.1%
Commercial Bank of Qatar - GDR	138,500	416
Qatar National Bank SAQ	31,131	868

		1,284

Russia - 6.9%
Gazprom OAO - ADR	910,578	16,119
Kalina	15,100	117
LSR Group - GDR (Æ)	127,200	253
Luka Kotor AD Kotor - ADR	276,270	12,322
LUKOIL - ADR	167,126	7,366
Magnit OAO (Æ)	92,290	2,861
Magnitogorsk Iron & Steel Works -GDR (Å)	46,100	187
Magnitogorsk Iron & Steel Works - GDR	298,300	1,196
Mechel - ADR	189,622	1,009
MMC Norilsk Nickel - ADR (Ñ)	407,316	3,393
Mobile Telesystems OJSC - ADR	129,436	4,290
NovaTek OAO - GDR	84,780	2,985
Novolipetsk Steel OJSC - GDR	33,183	508
Novorossiysk Commercial Sea Port - GDR	147,138	920
Novorossiysk Commercial Sea Port - GDR (Þ)	23,647	148
Raspadskaya	429,007	675
RBC Information Systems (Æ)	9,381	9
Rosneft Oil Co. - GDR (Ñ)	317,169	1,648
Sberbank	4,666,604	3,869
Seventh Continent (Æ)	41,351	310
Severstal - GDR	36,434	142
Surgutneftegaz - ADR (Ñ)	93,010	665
Tatneft - GDR	29,500	1,844

	Principal Amount ($) or Shares	Market Value $
Vimpel-Communications - ADR (Æ)	178,500	1,682
VTB Bank OJSC - GDR	575,485	1,036

		65,554

Singapore - 0.1%
Yanlord Land Group, Ltd.	1,147,000	1,103

South Africa - 7.2%
ABSA Group, Ltd.	254,592	2,946
Adcock Ingram Holdings, Ltd. (Æ)	84,640	419
African Bank Investments, Ltd.	138,206	438
African Rainbow Minerals, Ltd.	23,377	316
AngloGold Ashanti, Ltd.	47,048	1,454
ArcelorMittal South Africa, Ltd. Class H	158,272	1,482
Aspen Pharmacare Holdings, Ltd. (Æ)	1	—
Astral Foods, Ltd.	45,058	524
Aveng, Ltd.	489,822	1,884
Barloworld, Ltd.	148,151	626
Bidvest Group, Ltd.	331,078	3,504
DataTec, Ltd. (Æ)	270,000	534
FirstRand, Ltd.	1,279,960	1,950
Gold Fields, Ltd. - ADR (Ñ)	69,471	723
Growthpoint Properties, Ltd.	127,417	211
Harmony Gold Mining Co., Ltd. - ADR (Æ)	45,900	428
Impala Platinum Holdings, Ltd.	195,117	3,760
Imperial Holdings, Ltd.	143,136	911
Investec, Ltd.	96,945	459
Massmart Holdings, Ltd.	144,190	1,252
Mondi, Ltd.	311,633	1,049
MTN Group, Ltd.	492,064	6,404
Murray & Roberts Holdings, Ltd.	300,097	1,685
Naspers, Ltd. Class N	32,121	657
Nedbank Group, Ltd.	22,355	228
Netcare, Ltd. Class H (Æ)	423,815	467
Pick’n Pay Stores, Ltd.	125,354	452
Pretoria Portland Cement Co., Ltd.	347,000	1,332
Remgro, Ltd.	47,353	405
Reunert, Ltd.	113,383	562
Sanlam, Ltd.	1,215,321	2,253
Sasol, Ltd.	364,852	11,040
Shoprite Holdings, Ltd.	324,924	1,955
Standard Bank Group, Ltd.	1,334,877	12,902
Steinhoff International Holdings, Ltd.	219,394	263
Telkom SA, Ltd.	107,093	1,349
Tiger Brands, Ltd.	87,671	1,365
Truworths International, Ltd.	159,521	637
Woolworths Holdings, Ltd.	249,933	353

		69,179

South Korea - 9.7%
Amorepacific Corp.	677	361
Dongbu Corp.	41,750	363
Dongbu Insurance Co., Ltd.	12,290	251
Dongwon F&B Co., Ltd.	10,420	277
Dongwon Industries Co., Ltd.	3,108	218
Han Kuk Carbon Co., Ltd.	20,400	113

Russell Emerging Markets Fund	79

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hana Financial Group, Inc. (Ñ)	101,800	1,744
Hanjin Heavy Industries & Construction Co., Ltd.	35,290	982
Hanwha Chem Corp.	40,900	368
Hanwha Corp.	22,070	642
Hanyang Securities Co., Ltd. (Æ)	51,220	435
Honam Petrochemical Corp. (Ñ)	21,091	1,254
Hynix Semiconductor, Inc. (Æ)(Ñ)	223,780	2,506
Hyosung Corp. (Ñ)	28,253	1,756
Hyundai Development Co.	30,300	941
Hyundai Marine & Fire Insurance Co., Ltd. (Ñ)	94,930	1,094
Hyundai Mobis	42,979	3,280
Hyundai Motor Co.	71,971	3,840
Ilsung Pharmaceuticals Co., Ltd.	4,003	212
KB Financial Group, Inc. (Æ)	127,452	3,923
KB Financial Group, Inc. - ADR (Ñ)	28,770	917
KCC Corp.	5,922	1,639
Keangnam Enterprises, Ltd. (Æ)	35,560	325
Korea Electric Power Corp. (Æ)	115,770	2,502
Korea Electric Power Corp. - ADR (Ñ)	951	10
Korea Line Corp. (Ñ)	24,973	1,472
KT Corp.	36,490	1,060
KT&G Corp. (Ñ)	31,244	1,718
Kwang Dong Pharmaceutical Co., Ltd.	131,100	342
LG Chem, Ltd. (Ñ)	24,286	2,685
LG Corp. Class H (Ñ)	26,688	1,175
LG Display Co., Ltd.	129,310	3,166
LG Hausys, Ltd. (Æ)	4,483	402
LG Household & Health Care, Ltd.	19,674	2,706
LG Telecom, Ltd.	340,830	2,390
LIG Insurance Co., Ltd. (Ñ)	73,400	917
Lotte Samkang Co., Ltd.	2,216	298
Maeil Dairy Industry Co., Ltd.	36,580	363
Namyang Dairy Products Co., Ltd.	272	108
NHN Corp. (Æ)	11,788	1,425
POSCO	2,580	797
PSK, Inc. (Æ)	75,400	258
S&T Daewoo Co., Ltd. (Æ)	34,360	427
S-Oil Corp.	38,526	1,796
Samsung Card Co.	11,751	350
Samsung Electro-Mechanics Co., Ltd.	14,700	591
Samsung Electronics Co., Ltd. (Ñ)	37,837	17,461
Samsung Electronics Co., Ltd. - GDR (Þ)	16,490	3,742
Samsung Electronics Co., Ltd. - GDR	5,915	750
Samsung Fire & Marine Insurance Co., Ltd.	42,213	5,744
Samsung SDI Co., Ltd.	16,904	1,208
Samsung Techwin Co., Ltd.	12,340	571
Shinhan Financial Group Co., Ltd. (Æ)	126,117	3,097
Shinsegae Co., Ltd. (Ñ)	5,552	1,971
SK Holdings Co., Ltd.	4,224	391
SK Telecom Co., Ltd.	5,724	816
SODIFF Advanced Materials Co., Ltd.	2,747	175
STX Engine Co., Ltd.	29,160	714
Sungwoo Hitech Co., Ltd.	23,132	113

	Principal Amount ($) or Shares	Market Value $
Taewoong Co., Ltd.	22,000	1,616
Woongjin Coway Co., Ltd.	10,740	267

		93,035

Taiwan - 8.2%
A-DATA Technology Co., Ltd.	240,000	285
Ability Enterprise Co., Ltd.	87,000	87
Alpha Networks, Inc.	522,000	381
Altek Corp.	731,000	725
Asia Polymer	457,000	236
Asia Vital Components Co., Ltd.	668,000	373
Asustek Computer, Inc.	305,353	404
AU Optronics Corp.	4,562,177	4,733
AU Optronics Corp. - ADR (Ñ)	306,793	3,329
Cathay Financial Holding Co., Ltd. - GDR	37,328	373
Chi Mei Optoelectronics Corp.	1,627,000	811
China Steel Corp. Class H	1,168,250	902
Chinatrust Financial Holding Co., Ltd.	1,565,793	714
Chung Hung Steel Corp.	904,227	294
Chunghwa Telecom Co., Ltd.	286,877	545
Chunghwa Telecom Co., Ltd. - ADR (Æ)	29,848	564
Compal Electronics, Inc.	3,187,184	2,708
Coretronic Corp.	698,000	607
Delta Electronics, Inc.	1,197,030	2,606
Evergreen Marine Corp. Taiwan, Ltd.	1,439,870	717
Far Eastern Textile Co., Ltd.	1,248,999	1,162
Formosa Chemicals & Fibre Corp.	594,000	989
Formosa Plastics Corp.	509,000	896
Gigabyte Technology Co., Ltd.	244,000	170
HannStar Display Corp.	3,659,000	850
Holtek Semiconductor, Inc.	483,000	483
HON HAI Precision Industry Co., Ltd.	814,529	2,361
HTC Corp.	68,100	923
King Yuan Electronics Co., Ltd. (Æ)	512,000	153
Kinsus Interconnect Technology Corp.	652,260	1,179
MediaTek, Inc.	527,381	5,504
Merry Electronics Co., Ltd.	368,000	362
Nan Ya Plastics Corp.	1,362,710	1,801
Phihong Technology Co., Ltd.	846,000	288
Powerchip Semiconductor Corp. (Æ)	1	—
Quanta Storage, Inc.	154,000	169
Radiant Opto-Electronics Corp.	629,000	752
Sanyang Industry Co., Ltd.	2,321,000	666
Siliconware Precision Industries Co.	1,763,475	2,217
Siliconware Precision Industries Co. - ADR	148,582	1,110
Sintek Photronic Corp. (Æ)	1,719,000	624
Synnex Technology International Corp.	1,398,100	2,032
Taiwan Fertilizer Co., Ltd. Class H	298,000	686
Taiwan Semiconductor Manufacturing Co., Ltd.	5,600,890	9,355
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	542,600	5,735
Taiwan Surface Mounting Technology Co., Ltd.	167,000	264
Teco Electric and Machinery Co., Ltd.	1,037,000	412
TSRC Corp.	433,000	497

80	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

U-Ming Marine Transport Corp.	609,000	1,098
Uni-President Enterprises Corp.	1,777,052	1,788
Unimicron Technology Corp.	1,181,620	802
United Microelectronics Corp.	11,913,718	4,448
United Microelectronics Corp. - ADR (Ñ)	679,920	2,074
Universal Scientific Industrial Co., Ltd.	1,181,000	380
UPC Technology Corp.	316,000	112
Vanguard International Semiconductor Corp.	694,854	260
Walsin Lihwa Corp.	3,254,000	839
Wellypower Optronics Corp.	289,000	211
Wistron Corp.	1,582,671	2,005
Wistron Corp. - GDR	37,918	479
Yuanta Financial Holding Co., Ltd.	1,934,000	1,130

		78,660

Thailand - 1.4%
Charoen Pokphand Foods PCL	3,300,800	311
CP ALL PCL	2,100,014	743
Glow Energy PCL - GDR	942,500	633
Hana Microelectronics Pcl	623,500	214
PTT Chemical PCL	1,424,732	1,696
PTT Exploration & Production PCL	355,300	1,042
PTT PCL	619,100	3,325
Ratchaburi Electricity Generating Holding PCL	270,600	291
Regional Container Lines PCL (Æ)	962,600	188
Siam Commercial Bank PCL	1,091,900	1,865
Thai Beverage PCL	10,216,456	1,310
Thai Oil PCL	725,200	663
Thoresen Thai Agencies Pcl	3,324,750	1,545

		13,826

Turkey - 3.2%
Akbank TAS	400,000	1,537
Anadolu Efes Biracilik Ve Malt Sanayii AS	340,140	2,409
BIM Birlesik Magazalar AS	35,102	963
Cimsa Cimento Sanayi VE Tica	263,875	675
Dogan Sirketler Grubu Holdings (Æ)	7,305,835	2,909
Dogus Otomotiv Servis ve Ticaret AS	128,495	217
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	934,227	702
Eregli Demir ve Celik Fabrikalari TAS	114,668	276
Ford Otomotiv Sanayi AS	136,893	456
Haci Omer Sabanci Holding AS	192,600	489
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Æ)	2,323,454	1,015
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	513,151	576
Trakya Cam Sanayi AS (Æ)	276,756	195
Tupras Turkiye Petrol Rafine	128,724	1,277
Turk Hava Yollari (Æ)(Ñ)	442,743	2,156
Turkiye Garanti Bankasi AS (Æ)	3,327,980	6,919
Turkiye Is Bankasi Class C	1,166,009	3,337
Turkiye Vakiflar Bankasi Tao Class D (Æ)	1,326,900	1,488
Vestel Elektronik Sanayi (Æ)	1,179,621	1,045

	Principal Amount ($) or Shares	Market Value $
Yapi ve Kredi Bankasi AS (Æ)	1,389,503	1,860

		30,501

United Arab Emirates - 0.1%
DP World, Ltd.	2,488,192	672

United Kingdom - 2.4%
Anglo American PLC	364,053	7,977
Antofagasta PLC	246,113	2,115
British American Tobacco PLC	1	—
Eurasian Natural Resources Corp.	347,146	3,007
Hikma Pharmaceuticals PLC	210,410	1,208
Old Mutual PLC (Æ)	370,000	354
SABMiller PLC	197,395	3,344
Standard Chartered PLC	51,273	789
Tullow Oil PLC	311,000	3,672

		22,466

United States - 0.3%
Central European Distribution Corp. (Æ)(Ñ)	113,710	2,547
CTC Media, Inc. (Æ)(Ñ)	81,100	636

		3,183

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA - ADR	833	1

Zimbabwe - 0.0%
Delta Corp., Ltd. (ß)	1,323,859	—

Total Common Stocks (cost $853,918)		810,677

Preferred Stocks - 4.2%
Brazil - 3.1%
AES Tiete SA	66,000	543
Banco Bradesco SA	408,713	5,058
Brasil Telecom Participacoes SA (Æ)	379,200	2,935
Brasil Telecom SA (Æ)	110,000	680
Centrais Eletricas Brasileiras SA (Æ)	259,800	3,368
Cia de Transmissao de Energia Eletrica Paulista	20,000	428
Cia Paranaense de Energia	79,400	979
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	49,700	638
Investimentos Itau SA	414,910	1,778
Itau Unibanco Banco Multiplo SA	232,725	3,232
Metalurgica Gerdau SA Class A	28,800	270
Petroleo Brasileiro SA	421,300	5,686
Tam SA (Æ)	34,200	233
Telemar Norte Leste SA	40,300	1,006
Usinas Siderurgicas de Minas Gerais SA	234,889	3,455

		30,289

Chile - 0.1%
Embotelladora Andina SA Class A	331,200	850

Russell Emerging Markets Fund	81

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Colombia - 0.0%
BanColombia SA	7,200	42

Russia - 0.2%
AK Transneft OAO	3,170	1,268
URSA Bank	1,376,805	365

		1,633

South Korea - 0.8%
Samsung Electronics Co., Ltd.	28,638	7,386

Total Preferred Stocks (cost $40,184)		40,200

Warrants & Rights - 0.2%
United States - 0.2%
Far Eastern Textile Co., Ltd. (Þ)(Æ) 2012 Warrants	715	665
HON HAI Precision Industry Co., Ltd. (Þ)(Æ) 2012 Warrants	278	801

Total Warrants & Rights (cost $2,204)		1,466

Certificates of Participation - 0.1%
Bahamas - 0.1%
Credit Suisse Group AG Equity Linked Note due 11/18/11	13,449	445

Total Certificates of Participation (cost $408)		445

Short-Term Investments - 7.1%
United States - 7.1%
Russell Investment Company Russell Money Market Fund	53,494,000	53,494
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	14,100	14,100

Total Short-Term Investments (cost $67,594)		67,594

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Other Securities - 12.8%
Russell Investment Company Russell Money Market Fund (×)	60,764,699	60,765
State Street Securities Lending Quality Trust (×)	63,995,002	61,690

Total Other Securities (cost $124,760)		122,455

Total Investments - 109.0% (identified cost $1,089,068)		1,042,837

Other Assets and Liabilities, Net - (9.0%)		(86,325)

Net Assets - 100.0%		956,512

See accompanying notes which are an integral part of the financial statements.

82	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong)	260	HKD	150,896	05/09	593
JSE-40 Index (South Africa)	460	ZAR	86,232	06/09	278
Kospi 200 Index Futures (South Korea)	215	KRW	19,000,625	06/09	1,840
Mexican Bolsa Index	280	MXN	61,835	06/09	347
MSCI Taiwan Index	560	USD	13,037	05/09	793
S&P CNX Nifty Index (SGX)	785	USD	5,475	05/09	16

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,867

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	83

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	17	BRL	38	05/04/09	—
USD	142	BRL	310	05/04/09	(1)
USD	152	BRL	333	05/05/09	—
USD	1,659	BRL	4,000	06/17/09	148
USD	2,234	BRL	5,000	06/17/09	25
USD	2,384	BRL	5,900	06/17/09	282
USD	2,485	BRL	6,100	06/17/09	271
USD	3,658	BRL	9,000	06/17/09	408
USD	4,357	BRL	10,000	06/17/09	161
USD	9	EUR	7	05/04/09	—
USD	21	EUR	16	05/04/09	—
USD	11	EUR	8	05/05/09	—
USD	18	EUR	14	05/05/09	—
USD	46	GBP	32	05/01/09	1
USD	49	GBP	33	05/05/09	—
USD	604	HKD	4,682	05/04/09	—
USD	21	HKD	163	05/05/09	—
USD	149	HKD	1,154	05/05/09	—
USD	281	HKD	2,181	05/05/09	—
USD	495	HKD	3,835	05/05/09	—
USD	19	ILS	80	05/01/09	—
USD	30	ILS	126	05/04/09	—
USD	189	INR	10,000	06/17/09	10
USD	321	INR	17,000	06/17/09	17
USD	567	INR	30,000	06/17/09	31
USD	993	INR	50,000	06/17/09	2
USD	1,382	INR	73,000	06/17/09	71
USD	1,888	INR	100,000	06/17/09	102
USD	1,955	INR	100,000	06/17/09	35
USD	72	KRW	100,000	06/17/09	6
USD	216	KRW	300,000	06/17/09	18
USD	1,118	KRW	1,500,000	06/17/09	53
USD	1,342	KRW	1,860,000	06/17/09	110
USD	1,846	KRW	2,900,000	06/17/09	418
USD	2,287	KRW	3,600,000	06/17/09	522
USD	2,696	KRW	3,740,000	06/17/09	223
USD	5,788	KRW	9,100,000	06/17/09	1,315
USD	26	MXN	360	05/04/09	—
USD	106	MXN	1,475	05/04/09	1
USD	322	MXN	5,000	06/17/09	38
USD	373	MXN	5,000	06/17/09	(13)
USD	1,400	MXN	20,000	06/17/09	37
USD	4,176	MXN	65,000	06/17/09	495
USD	—	THB	8	05/04/09	—
USD	15	THB	518	05/04/09	—
USD	64	THB	2,248	05/04/09	—
USD	17	THB	587	05/06/09	—
USD	15	TRY	24	05/04/09	—
USD	90	TRY	144	05/05/09	—
USD	185	TRY	295	05/05/09	(1)
USD	217	TRY	347	05/05/09	—
USD	69	ZAR	604	05/05/09	2
USD	26	ZAR	229	05/06/09	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	98	ZAR	849	05/06/09	3
USD	160	ZAR	1,392	05/06/09	4
USD	25	ZAR	209	05/07/09	—
USD	63	ZAR	536	05/07/09	—
USD	116	ZAR	987	05/07/09	—
USD	23	ZAR	197	05/08/09	—
USD	78	ZAR	658	05/08/09	—
USD	1,106	ZAR	10,000	06/17/09	65
USD	1,121	ZAR	10,000	06/17/09	49
USD	3,055	ZAR	30,000	06/17/09	456
USD	7,423	ZAR	80,000	06/17/09	1,940
BRL	89	USD	41	05/05/09	—
BRL	1,053	USD	480	05/05/09	(1)
BRL	1,000	USD	408	06/17/09	(44)
BRL	2,000	USD	847	06/17/09	(57)
BRL	6,000	USD	2,458	06/17/09	(253)
HKD	—	USD	—	05/04/09	—
HKD	5	USD	1	05/05/09	—
HKD	56	USD	7	05/05/09	—
INR	10,000	USD	190	06/17/09	(9)
INR	20,000	USD	380	06/17/09	(18)
INR	40,000	USD	751	06/17/09	(45)
KRW	300,000	USD	191	06/17/09	(44)
KRW	1,000,000	USD	710	06/17/09	(70)
KRW	1,500,000	USD	970	06/17/09	(201)
KRW	1,860,000	USD	1,181	06/17/09	(271)
KRW	2,440,000	USD	1,552	06/17/09	(352)
KRW	3,000,000	USD	1,955	06/17/09	(387)
KRW	3,000,000	USD	2,030	06/17/09	(311)
MXN	567	USD	41	05/04/09	—
MXN	235	USD	17	05/05/09	—
MXN	277	USD	20	05/05/09	—
MXN	535	USD	38	05/05/09	—
MXN	1,107	USD	80	05/05/09	—
MXN	3,000	USD	194	06/17/09	(22)
MXN	5,000	USD	321	06/17/09	(38)
MXN	5,000	USD	329	06/17/09	(30)
MXN	6,000	USD	383	06/17/09	(48)
MXN	7,000	USD	491	06/17/09	(12)
MXN	18,000	USD	1,165	06/17/09	(128)
MYR	4,267	USD	1,182	05/04/09	(16)
TRY	42	USD	26	05/04/09	—
ZAR	44	USD	5	05/04/09	—
ZAR	99	USD	11	05/04/09	(1)
ZAR	156	USD	17	05/04/09	(1)
ZAR	385	USD	43	05/04/09	(3)
ZAR	584	USD	65	05/04/09	(4)
ZAR	610	USD	68	05/04/09	(4)
ZAR	950	USD	106	05/04/09	(7)
ZAR	963	USD	107	05/04/09	(6)
ZAR	1,093	USD	122	05/04/09	(7)
ZAR	1,116	USD	124	05/04/09	(8)
ZAR	1,465	USD	163	05/04/09	(10)

See accompanying notes which are an integral part of the financial statements.

84	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

ZAR	1,596	USD	178	05/04/09	(11)
ZAR	2,180	USD	243	05/04/09	(14)
ZAR	2,460	USD	274	05/04/09	(16)
ZAR	771	USD	88	05/05/09	(3)
ZAR	898	USD	103	05/05/09	(3)
ZAR	4,300	USD	504	05/05/09	(3)
ZAR	355	USD	41	05/06/09	(1)
ZAR	433	USD	51	05/06/09	(1)
ZAR	1,299	USD	150	05/06/09	(4)
ZAR	6,006	USD	691	05/06/09	(19)
ZAR	74	USD	9	05/07/09	—
ZAR	198	USD	23	05/07/09	—
ZAR	264	USD	31	05/07/09	—
ZAR	290	USD	34	05/07/09	—
ZAR	196	USD	23	05/08/09	—
ZAR	890	USD	105	05/08/09	—
ZAR	5,000	USD	471	06/17/09	(114)
ZAR	5,000	USD	462	06/17/09	(123)
ZAR	5,000	USD	476	06/17/09	(109)
ZAR	6,000	USD	567	06/17/09	(135)
ZAR	8,000	USD	869	06/17/09	(68)
ZAR	10,000	USD	982	06/17/09	(188)
ZAR	11,000	USD	1,061	06/17/09	(226)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					3,859

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	85

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount $		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bovespa Index Future	Goldman Sachs	BRL	18,723	Total Return of Underlying Security at Termination	06/17/09	183
Bovespa Index Future	Goldman Sachs	BRL	16,585	Total Return of Underlying Security at Termination	06/17/09	69

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						252

See accompanying notes which are an integral part of the financial statements.

86	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	3.0	28,266
Consumer Discretionary	4.3	41,415
Consumer Staples	5.7	54,136
Financial Services	18.8	180,773
Health Care	2.1	20,076
Integrated Oils	7.8	74,210
Materials and Processing	13.4	127,960
Miscellaneous	2.0	19,314
Other Energy	5.6	53,915
Producer Durables	2.8	26,964
Technology	11.9	113,549
Utilities	11.4	110,299
Warrants & Rights	0.2	1,466
Certificates of Participation	0.1	445
Short-Term Investments	7.1	67,594
Other Securities	12.8	122,455

Total Investments	109.0	1,042,837
Other Assets and Liabilities, Net	(9.0)	(86,325)

Net Assets	100.0	956,512

Geographic Diversification	% of Net Assets	Market Value $

Africa	7.4	71,189
Asia	35.2	337,211
Europe	14.6	139,790
Latin America	17.7	168,840
Middle East	3.9	37,336
Other Regions	7.9	75,956
United Kingdom	2.4	22,466
Short-Term Investments	7.1	67,594
Other Securities	12.8	122,455

Total Investments	109.0	1,042,837
Other Assets and Liabilities, Net	(9.0)	(86,325)

Net Assets	100.0	956,512

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	87

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Catagories	% of Net Assets

Argentina	0.1
Austria	—	*
Bermuda	1.1
Brazil	8.2
Canada	0.4
Cayman Islands	3.1
Chile	1.0
China	6.4
Columbia	0.4
Czech Republic	0.6
Egypt	0.5
Greece	0.3
Hong Kong	3.5
Hungary	0.4
India	4.9
Indonesia	2.1
Israel	3.0
Luxembourg	2.2
Malaysia	1.0
Mexico	4.0
Netherlands	0.4
Nigeria	0.2
Oman	0.2
Pakistan	0.2
Panama	0.1
Philippines	0.3
Poland	0.4
Qatar	0.1
Russia	6.9
Singapore	0.1
South Africa	7.2
South Korea	9.7
Taiwan	8.2
Thailand	1.4
Turkey	3.2
United Arab Emirates	0.1
United Kingdom	2.4
United States	0.3
Venezuela	—	*
Zimbabwe	—	*
Preferred Stock	4.2
Warrants & Rights	0.2
Certificates of Participation	0.1
Short-Term Investments	7.1
Other Securities	12.8

Total Investments	109.0
Other Assets and Liabilities Net	(9.0)

	100.0

Futures Contracts	0.4
Foreign Currency Exchange Contracts	0.4

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

88	Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$932.20	$1,015.17
Expenses Paid During Period*	$9.29	$9.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$935.10	$1,018.89
Expenses Paid During Period*	$5.71	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$936.60	$1,020.13
Expenses Paid During Period*	$4.51	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell Tax-Managed U.S. Large Cap Fund	89

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.4%
Auto and Transportation - 1.9%
Burlington Northern Santa Fe Corp.	1,900	128
CH Robinson Worldwide, Inc.	8,000	425
CSX Corp.	49,130	1,454
Norfolk Southern Corp.	31,400	1,120
PACCAR, Inc. (Ñ)	25,200	893
United Parcel Service, Inc. Class B	32,850	1,720

		5,740

Consumer Discretionary - 12.1%
Abercrombie & Fitch Co. Class A (Ñ)	20,800	563
Accenture, Ltd. Class A	2,400	71
Activision Blizzard, Inc. (Æ)	33,430	360
Advance Auto Parts, Inc.	7,800	341
Amazon.com, Inc. (Æ)	57,300	4,614
Best Buy Co., Inc. (Ñ)	19,800	760
Coach, Inc.	3,900	95
Comcast Corp. Class A	112,500	1,655
Darden Restaurants, Inc.	6,400	237
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	7,700	146
eBay, Inc. (Æ)	49,900	822
Family Dollar Stores, Inc. (Ñ)	7,800	259
Gap, Inc. (The)	48,500	754
Guess?, Inc.	27,360	712
Home Depot, Inc.	5,600	147
International Game Technology	25,700	317
Iron Mountain, Inc. (Æ)(Ñ)	31,050	885
ITT Educational Services, Inc. (Æ)(Ñ)	2,700	272
Kimberly-Clark Corp.	11,699	575
Kohl’s Corp. (Æ)	31,090	1,410
Las Vegas Sands Corp. (Æ)(Ñ)	214,820	1,680
Lowe’s Cos., Inc.	128,500	2,763
McDonald’s Corp.	11,300	602
Nike, Inc. Class B	19,320	1,014
Omnicom Group, Inc.	22,500	708
Polo Ralph Lauren Corp. Class A (Ñ)	6,800	366
Republic Services, Inc. Class A	73,804	1,550
Royal Caribbean Cruises, Ltd. (Ñ)	6,500	96
Staples, Inc.	32,700	674
Starbucks Corp. (Æ)	159,200	2,302
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	8,400	175
Target Corp.	16,000	660
Time Warner, Inc.	53,891	1,176
Urban Outfitters, Inc. (Æ)(Ñ)	9,900	193
VF Corp.	6,800	403
Wal-Mart Stores, Inc.	67,400	3,397
Walt Disney Co. (The)	74,000	1,621
Wyndham Worldwide Corp.	84,100	982
Wynn Resorts, Ltd. (Æ)(Ñ)(ö)	10,300	404

		35,761

Consumer Staples - 5.3%
Altria Group, Inc.	58,600	957
Clorox Co.	9,860	553

	Principal Amount ($) or Shares	Market Value $
Coca-Cola Co. (The)	41,000	1,765
General Mills, Inc.	16,700	847
Kellogg Co.	5,900	248
Kraft Foods, Inc. Class A	87,504	2,048
Molson Coors Brewing Co. Class B	10,700	409
PepsiCo, Inc.	47,980	2,387
Philip Morris International, Inc.	4,600	167
Procter & Gamble Co. (The)	70,785	3,500
Safeway, Inc.	27,200	537
SUPERVALU, Inc.	36,300	593
Sysco Corp.	53,100	1,239
Whole Foods Market, Inc. (Ñ)	21,000	435

		15,685

Financial Services - 15.0%
ACE, Ltd.	31,720	1,469
Aflac, Inc.	3,500	101
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	2,800	102
Allstate Corp. (The)	12,500	292
American Express Co. (Ñ)	10,500	265
Assurant, Inc.	1,400	34
Automatic Data Processing, Inc.	4,000	141
Axis Capital Holdings, Ltd.	10,100	249
Bank of America Corp. (Ñ)	97,078	867
Bank of New York Mellon Corp. (The)	121,201	3,088
BB&T Corp. (Ñ)	5,100	119
Capital One Financial Corp. (Ñ)	15,270	256
Charles Schwab Corp. (The)	71,400	1,319
Cigna Corp.	8,500	168
CIT Group, Inc.	21,400	48
Citigroup, Inc. (Ñ)	88,245	269
CME Group, Inc. Class A	5,700	1,262
Comerica, Inc.	50,300	1,055
Digital Realty Trust, Inc. (ö)(Ñ)	5,800	209
Discover Financial Services	44,200	359
GATX Corp. (Ñ)	2,600	78
Goldman Sachs Group, Inc. (The)	40,200	5,166
Health Care REIT, Inc. (ö)	4,000	136
IntercontinentalExchange, Inc. (Æ)	31,600	2,768
JPMorgan Chase & Co.	115,720	3,819
Keycorp (Ñ)	26,600	164
Kimco Realty Corp. (ö)(Ñ)	5,800	70
M&T Bank Corp. (Ñ)	900	47
Mastercard, Inc. Class A (Ñ)	1,300	238
MetLife, Inc.	52,380	1,558
Moody’s Corp. (Ñ)	34,800	1,027
Morgan Stanley	71,400	1,688
Northern Trust Corp.	16,700	908
NYSE Euronext	8,000	185
Paychex, Inc. (Ñ)	19,200	519
PNC Financial Services Group, Inc. (Ñ)	50,700	2,013
ProLogis (ö)(Ñ)	3,000	27
Prudential Financial, Inc.	8,900	257
Realty Income Corp. (ö)(Ñ)	6,600	147
RenaissanceRe Holdings, Ltd.	6,400	311
Simon Property Group, Inc. (ö)(Ñ)	2,701	139
State Street Corp.	19,100	652

90	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

T Rowe Price Group, Inc. (Ñ)	15,240	587
TD Ameritrade Holding Corp. (Æ)	96,700	1,538
Travelers Cos., Inc. (The)	7,000	288
Unum Group	4,200	69
US Bancorp	33,300	607
Ventas, Inc. (ö)	3,100	89
Visa, Inc. New (Ñ)	58,405	3,794
Wells Fargo & Co. (Ñ)	178,740	3,577
Western Union Co. (The)	2,240	38
Zions Bancorporation (Ñ)	4,600	50

		44,226

Health Care - 15.1%
Abbott Laboratories	96,300	4,030
Abraxis Bioscience, Inc. (Æ)	7,000	340
Aetna, Inc.	15,900	350
Alexion Pharmaceuticals, Inc. (Æ)	3,600	120
Allergan, Inc.	53,400	2,492
Amgen, Inc. (Æ)	21,040	1,020
Baxter International, Inc.	25,000	1,212
Bristol-Myers Squibb Co.	30,300	582
Cardinal Health, Inc.	10,200	345
Celgene Corp. (Æ)	18,700	799
Covidien, Ltd.	48,525	1,600
CR Bard, Inc.	1,500	107
CVS/Caremark Corp.	137,290	4,363
Express Scripts, Inc. Class A (Æ)	9,600	614
Genzyme Corp. (Æ)	42,100	2,245
Gilead Sciences, Inc. (Æ)	56,640	2,594
GlaxoSmithKline PLC - ADR (Ñ)	13,900	428
Intuitive Surgical, Inc. (Æ)(Ñ)	19,200	2,760
Johnson & Johnson	46,238	2,421
McKesson Corp.	10,100	374
Medtronic, Inc.	13,900	445
Merck & Co., Inc.	47,000	1,139
Mindray Medical International, Ltd. - ADR (Ñ)	37,900	865
Pfizer, Inc.	250,700	3,349
Schering-Plough Corp.	45,900	1,057
St. Jude Medical, Inc. (Æ)	19,400	650
Stryker Corp.	26,700	1,034
Teva Pharmaceutical Industries, Ltd. - ADR	15,700	689
Thermo Fisher Scientific, Inc. (Æ)	37,800	1,326
UnitedHealth Group, Inc.	21,900	515
Varian Medical Systems, Inc. (Æ)	39,500	1,318
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	40,700	1,259
WellPoint, Inc. (Æ)	13,500	577
Wyeth	26,300	1,115
Zimmer Holdings, Inc. (Æ)	8,300	365

		44,499

Integrated Oils - 5.2%
Chevron Corp.	63,687	4,210
ConocoPhillips	50,979	2,090
Exxon Mobil Corp.	88,146	5,877
Hess Corp.	5,800	318

	Principal Amount ($) or Shares	Market Value $
Occidental Petroleum Corp.	34,900	1,964
Petroleo Brasileiro SA - ADR	14,500	487
Royal Dutch Shell PLC - ADR	6,600	301

		15,247

Materials and Processing - 3.0%
Air Products & Chemicals, Inc.	8,900	586
Avery Dennison Corp.	27,200	782
BHP Billiton, Ltd. - ADR (Ñ)	9,900	477
Dow Chemical Co. (The)	57,600	922
EI Du Pont de Nemours & Co.	17,500	488
Freeport-McMoRan Copper & Gold, Inc. Class B	13,800	588
Monsanto Co.	31,250	2,653
Nucor Corp.	12,500	509
PPG Industries, Inc.	4,400	194
Praxair, Inc.	20,010	1,493
United States Steel Corp. (Ñ)	5,400	143

		8,835

Miscellaneous - 1.2%
ABB, Ltd. - ADR	82,810	1,177
Eaton Corp.	12,000	526
General Electric Co.	88,800	1,123
Honeywell International, Inc.	4,700	147
Johnson Controls, Inc. (Ñ)	32,700	622
Textron, Inc. (Ñ)	2,700	29

		3,624

Other Energy - 5.0%
Anadarko Petroleum Corp.	2,180	94
Apache Corp.	10,500	765
Chesapeake Energy Corp.	14,100	278
Devon Energy Corp.	41,600	2,157
Dynegy, Inc. Class A (Æ)	3,332	6
El Paso Corp.	156,790	1,082
FMC Technologies, Inc. (Æ)(Ñ)	44,600	1,527
Halliburton Co.	30,200	610
National Oilwell Varco, Inc. (Æ)	100,700	3,049
Schlumberger, Ltd.	71,000	3,478
Smith International, Inc.	5,800	150
Southwestern Energy Co. (Æ)	18,070	648
Valero Energy Corp.	4,500	89
Weatherford International, Ltd. (Æ)	58,500	973

		14,906

Producer Durables - 5.2%
American Tower Corp. Class A (Æ)	25,000	794
Applied Materials, Inc.	119,000	1,453
Boeing Co. (The)	12,700	509
Caterpillar, Inc. (Ñ)	16,600	591
Cooper Industries, Ltd. Class A	5,800	190
Crown Castle International Corp. (Æ)(Ñ)	6,000	147
Cummins, Inc.	9,000	306
Danaher Corp.	2,100	123
Deere & Co.	18,200	751

Russell Tax-Managed U.S. Large Cap Fund	91

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DR Horton, Inc.	13,100	171
Emerson Electric Co.	5,300	180
Goodrich Corp.	7,200	319
Ingersoll-Rand Co., Ltd. Class A	8,900	194
ITT Corp.	22,020	903
KB Home (Ñ)	14,100	255
Lam Research Corp. (Æ)(Ñ)	38,200	1,065
Lockheed Martin Corp.	1,400	110
Northrop Grumman Corp.	11,200	541
NVR, Inc. (Æ)(Ñ)	1,200	606
Parker Hannifin Corp.	21,000	952
Rockwell Collins, Inc.	24,450	938
Toll Brothers, Inc. (Æ)(Ñ)	3,900	79
United Technologies Corp.	87,200	4,259

		15,436

Technology - 17.4%
Adobe Systems, Inc. (Æ)	12,800	350
Apple, Inc. (Æ)	53,030	6,673
Broadcom Corp. Class A (Æ)(Ñ)	131,120	3,041
CA, Inc.	11,200	193
Cisco Systems, Inc. (Æ)	154,430	2,984
Corning, Inc.	114,400	1,673
EMC Corp. (Æ)	119,200	1,494
F5 Networks, Inc. (Æ)(Ñ)	20,620	562
First Solar, Inc. (Æ)(Ñ)	2,800	524
Google, Inc. Class A (Æ)	17,520	6,937
Hewlett-Packard Co.	121,250	4,363
International Business Machines Corp.	59,770	6,169
Juniper Networks, Inc. (Æ)(Ñ)	33,900	734
LSI Corp. (Æ)	40,900	157
Macrovision Solutions Corp. (Æ)	457	9
Microsoft Corp.	135,500	2,745
National Semiconductor Corp. (Ñ)	53,000	656
NetApp, Inc. (Æ)	14,200	260
Oracle Corp.	108,600	2,100
QUALCOMM, Inc.	103,830	4,394
Rockwell Automation, Inc. (Ñ)	5,200	164
Salesforce.com, Inc. (Æ)(Ñ)	51,300	2,196
SanDisk Corp. (Æ)	14,800	233
Seagate Technology, Inc. (Æ)	26,700	—
Sybase, Inc. (Æ)(Ñ)	12,200	414
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	82,000	867
Tyco Electronics, Ltd.	4,825	84
VeriSign, Inc. (Æ)	21,200	436
Xilinx, Inc. (Ñ)	51,080	1,044

		51,456

Utilities - 5.0%
America Movil SAB de CV Series L	42,800	1,406
American Electric Power Co., Inc.	9,500	250
AT&T, Inc.	171,306	4,389
China Mobile, Ltd. - ADR	8,300	358

	Principal Amount ($) or Shares	Market Value $
CMS Energy Corp. (Ñ)	20,600	248
Consolidated Edison, Inc. (Ñ)	5,700	212
Edison International	9,500	271
Entergy Corp.	3,600	233
Exelon Corp.	33,550	1,548
FirstEnergy Corp.	3,300	135
FPL Group, Inc.	3,600	194
MetroPCS Communications, Inc. (Æ)(Ñ)	30,030	513
NV Energy, Inc.	44,600	457
PG&E Corp.	16,400	609
Portland General Electric Co.	13,800	252
Public Service Enterprise Group, Inc.	17,500	522
Sprint Nextel Corp. (Æ)	80,200	350
Time Warner Cable, Inc.	12,447	401
Verizon Communications, Inc.	80,238	2,434

		14,782

Total Common Stocks (cost $280,476)		270,197

Short-Term Investments - 7.5%
Russell Investment Company Russell Money Market Fund	17,675,000	17,675
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	4,500	4,500

Total Short-Term Investments (cost $22,175)		22,175

Other Securities - 11.7%
Russell Investment Company Russell Money Market Fund (×)	17,130,629	17,131
State Street Securities Lending Quality Trust (×)	18,041,308	17,391

Total Other Securities (cost $35,172)		34,522

Total Investments - 110.6% (identified cost $337,823)		326,894

Other Assets and Liabilities, Net - (10.6%)		(31,306)

Net Assets - 100.0%		295,588

See accompanying notes which are an integral part of the financial statements.

92	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	414	USD	18,009	06/09	3,042
S&P 500 Index (CME)	28	USD	6,090	06/09	767

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,809

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	1.9
Consumer Discretionary	12.1
Consumer Staples	5.3
Financial Services	15.0
Health Care	15.1
Integrated Oils	5.2
Materials and Processing	3.0
Miscellaneous	1.2
Other Energy	5.0
Producer Durables	5.2
Technology	17.4
Utilities	5.0
Short-Term Investments	7.5
Other Securities	11.7

Total Investments	110.6
Other Assets and Liabilities, Net	(10.6)

100.0

Futures Contracts	1.3

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	93

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$940.20	$1,013.98
Expenses Paid During Period*	$10.49	$10.89

*	Expenses are equal to the Fund’s annualized expense ratio of 2.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$944.00	$1,017.70
Expenses Paid During Period*	$6.89	$7.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$945.30	$1,018.74
Expenses Paid During Period*	$5.88	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

94	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.7%
Auto and Transportation - 5.4%
Alexander & Baldwin, Inc. (Ñ)	8,020	214
AMR Corp. (Æ)(Ñ)	19,724	94
ArvinMeritor, Inc. (Ñ)	11,190	14
Bristow Group, Inc. (Æ)(Ñ)	4,315	98
Con-way, Inc.	3,997	99
Cooper Tire & Rubber Co. (Ñ)	42,965	355
Dana Holding Corp. (Æ)(Ñ)	25,499	20
Delta Air Lines, Inc. (Æ)(Ñ)	28,004	173
Force Protection, Inc. (Æ)	11,316	86
Genco Shipping & Trading, Ltd. (Ñ)	5,230	100
General Maritime Corp. (Ñ)	29,267	291
Genesee & Wyoming, Inc. Class A (Æ)	17,647	529
Gentex Corp.	11,276	151
Goodyear Tire & Rubber Co. (The) (Æ)	13,310	146
HUB Group, Inc. Class A (Æ)(Ñ)	21,955	505
Kansas City Southern (Æ)(Ñ)	66,618	1,016
Knightsbridge Tankers, Ltd.	5,030	67
Landstar System, Inc. (Ñ)	21,477	765
Old Dominion Freight Line, Inc. (Æ)(Ñ)	12,700	357
Overseas Shipholding Group, Inc. (Ñ)	3,466	100
Skywest, Inc.	6,092	73
Tenneco, Inc. (Æ)(Ñ)	93,639	287
UTI Worldwide, Inc. (Æ)	24,701	332
Wabtec Corp. (Ñ)	14,620	558

		6,430

Consumer Discretionary - 16.9%
99 Cents Only Stores (Æ)	10,700	115
Aaron’s, Inc. (Ñ)	4,213	141
Abercrombie & Fitch Co. Class A (Ñ)	10,515	285
Advance Auto Parts, Inc.	3,410	149
Advisory Board Co. (The) (Æ)	3,751	70
Aeropostale, Inc. (Æ)(Ñ)	4,710	160
American Public Education, Inc. (Æ)	2,190	79
AMN Healthcare Services, Inc. (Æ)	10,571	73
Arbitron, Inc. (Ñ)	11,657	243
Bare Escentuals, Inc. (Æ)	17,892	166
Brinker International, Inc.	7,641	135
Cabela’s, Inc. (Æ)(Ñ)	9,699	124
California Pizza Kitchen, Inc. (Æ)	4,581	72
Callaway Golf Co.	10,970	83
Capella Education Co. (Æ)(Ñ)	15,842	814
Carter’s, Inc. (Æ)	25,119	537
Cato Corp. (The) Class A	25,750	495
CDI Corp.	6,575	79
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	27,441	477
Chemed Corp. (Ñ)	14,410	610
Cherokee, Inc.	3,566	65
Chico’s FAS, Inc. (Æ)(Ñ)	47,868	366
Consolidated Graphics, Inc. (Æ)(Ñ)	14,110	274
Core-Mark Holding Co., Inc. (Æ)	4,680	90
Corinthian Colleges, Inc. (Æ)(Ñ)	18,707	288
Corrections Corp. of America (Æ)	8,815	125
Deckers Outdoor Corp. (Æ)(Ñ)	3,650	206
DeVry, Inc.	2,353	100

	Principal Amount ($) or Shares	Market Value $
Dollar Tree, Inc. (Æ)	3,800	161
DreamWorks Animation SKG, Inc. Class A (Æ)	14,399	346
Earthlink, Inc. (Æ)	15,131	115
Family Dollar Stores, Inc.	5,488	182
Fred’s, Inc. Class A (Ñ)	38,912	532
FTI Consulting, Inc. (Æ)(Ñ)	17,337	951
Gaylord Entertainment Co. (Æ)(Ñ)	8,059	112
Guess?, Inc.	15,390	401
Hasbro, Inc.	4,726	126
Hertz Global Holdings, Inc. (Æ)(Ñ)	19,788	135
International Speedway Corp. Class A	4,383	104
Iron Mountain, Inc. (Æ)(Ñ)	5,440	155
ITT Educational Services, Inc. (Æ)(Ñ)	1,556	157
Jack in the Box, Inc. (Æ)(Ñ)	13,900	342
John Wiley & Sons, Inc. Class A	3,574	121
MAXIMUS, Inc.	2,636	106
Meredith Corp. (Ñ)	19,210	482
MPS Group, Inc. (Æ)	12,173	98
Navigant Consulting, Inc. (Æ)	7,474	110
Nordstrom, Inc. (Ñ)	4,660	105
O’Reilly Automotive, Inc. (Æ)	4,450	173
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	9,864	298
Pool Corp. (Ñ)	7,307	131
priceline.com, Inc. (Æ)(Ñ)	1,089	106
RadioShack Corp.	10,666	150
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	20,423	501
Ross Stores, Inc.	4,272	162
School Specialty, Inc. (Æ)(Ñ)	19,292	362
Scientific Games Corp. Class A (Æ)(Ñ)	8,930	156
Service Corp. International (Ñ)	25,345	115
Shoe Carnival, Inc. (Æ)	6,357	74
Smith & Wesson Holding Corp. (Æ)(Ñ)	69,643	499
Sonic Corp. (Æ)(Ñ)	10,434	114
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	7,630	159
Strayer Education, Inc. (Ñ)	4,830	915
Tetra Tech, Inc. (Æ)	15,035	369
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	14,440	164
TiVo, Inc. (Æ)(Ñ)	11,785	88
Toro Co. (Ñ)	14,194	431
Tractor Supply Co. (Æ)(Ñ)	11,301	456
True Religion Apparel, Inc. (Æ)(Ñ)	13,150	207
Tupperware Brands Corp.	5,914	148
Under Armour, Inc. Class A (Æ)(Ñ)	16,562	390
United Online, Inc.	14,024	74
United Stationers, Inc. (Æ)(Ñ)	5,680	186
Urban Outfitters, Inc. (Æ)(Ñ)	11,390	222
Valueclick, Inc. (Æ)	75,405	799
VistaPrint, Ltd. (Æ)(Ñ)	6,290	216
Watson Wyatt Worldwide, Inc. Class A	2,636	140
WESCO International, Inc. (Æ)	5,327	139
Weyco Group, Inc. (Ñ)	3,689	101
Williams-Sonoma, Inc. (Ñ)	35,370	495
WMS Industries, Inc. (Æ)(Ñ)	10,815	347
Wynn Resorts, Ltd. (Æ)(Ñ)(ö)	4,040	158

		20,307

Russell Tax-Managed U.S. Mid & Small Cap Fund	95

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 4.1%
Casey’s General Stores, Inc. (Ñ)	15,836	421
Church & Dwight Co., Inc.	1,097	60
Del Monte Foods Co.	16,018	121
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	3,930	284
Hain Celestial Group, Inc. (The) (Æ)(Ñ)	6,651	111
Hansen Natural Corp. (Æ)(Ñ)	5,259	214
JM Smucker Co. (The)	3,697	146
Lance, Inc. (Ñ)	24,394	565
McCormick & Co., Inc.	4,320	127
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	34,826	950
Ralcorp Holdings, Inc. (Æ)	2,598	149
Ruddick Corp.	4,588	118
Star Scientific, Inc. (Æ)(Ñ)	14,678	72
TreeHouse Foods, Inc. (Æ)(Ñ)	34,895	928
United Natural Foods, Inc. (Æ)(Ñ)	25,456	580
Whole Foods Market, Inc. (Ñ)	6,310	131

		4,977

Financial Services - 15.8%
American Campus Communities, Inc. (ö)(Ñ)	12,995	282
American Equity Investment Life Holding Co. (Ñ)	55,355	312
AmeriCredit Corp. (Æ)(Ñ)	11,322	115
Anchor Bancorp Wisconsin, Inc. (Ñ)	10,000	16
Apollo Investment Corp.	17,877	86
Ares Capital Corp. (Ñ)	15,853	93
Argo Group International Holdings, Ltd. (Ñ)	16,993	476
Axis Capital Holdings, Ltd.	6,444	159
Banco Latinoamericano de Exportaciones SA Class E	6,654	82
BancTrust Financial Group, Inc. (Ñ)	11,340	75
Bank of the Ozarks, Inc. (Ñ)	13,620	338
BioMed Realty Trust, Inc. (ö)(Ñ)	13,435	153
Broadridge Financial Solutions, Inc.	6,376	123
Capital Southwest Corp.	866	67
Cash America International, Inc.	4,181	93
Cedar Shopping Centers, Inc. (ö)	30,816	111
Cybersource Corp. (Æ)(Ñ)	29,495	431
Delphi Financial Group, Inc. Class A	6,801	117
Dun & Bradstreet Corp.	2,276	185
E-House China Holdings, Ltd. - ADR (Æ)	8,510	105
EastGroup Properties, Inc. (ö)(Ñ)	3,422	115
Eaton Vance Corp. (Ñ)	9,420	258
Employers Holdings, Inc.	9,125	76
Equifax, Inc.	9,585	279
Euronet Worldwide, Inc. (Æ)(Ñ)	26,237	424
ExlService Holdings, Inc. (Æ)	7,494	70
Extra Space Storage, Inc. (ö)	10,878	77
Fair Isaac Corp. (Ñ)	24,569	413
Federal Realty Investment Trust (ö)(Ñ)	2,938	162
Fidelity National Financial, Inc. Class A (Ñ)	8,883	161
First Commonwealth Financial Corp. (Ñ)	11,304	98
First Horizon National Corp. (Ñ)	11,452	132
First Industrial Realty Trust, Inc. (ö)(Ñ)	13,783	52
First Midwest Bancorp, Inc. (Ñ)	26,037	231
First Niagara Financial Group, Inc. (Ñ)	8,810	119

	Principal Amount ($) or Shares	Market Value $
First Place Financial Corp.	14,036	80
Franklin Street Properties Corp. (ö)(Ñ)	5,720	76
GATX Corp. (Ñ)	16,827	507
Glacier Bancorp, Inc. (Ñ)	22,036	338
Greenhill & Co., Inc.	1,089	84
Hanover Insurance Group, Inc. (The)	9,608	288
Harleysville Group, Inc. (Ñ)	5,900	171
Health Care REIT, Inc. (ö)(Ñ)	4,831	165
Home Properties, Inc. (ö)(Ñ)	8,141	297
Host Hotels & Resorts, Inc. (ö)(Ñ)	112,043	862
Huntington Bancshares, Inc. (Ñ)	23,381	65
IBERIABANK Corp. (Ñ)	2,234	102
Inland Real Estate Corp. (ö)(Ñ)	11,861	104
Interactive Brokers Group, Inc. Class A (Æ)	6,500	96
IntercontinentalExchange, Inc. (Æ)(Ñ)	3,320	291
Investment Technology Group, Inc. (Æ)	4,156	95
Investors Real Estate Trust (ö)	10,156	94
Kayne Anderson Energy Development Co.	6,281	69
Markel Corp. (Æ)(Ñ)	397	114
Mercury General Corp.	2,818	95
MGIC Investment Corp. (Ñ)	69,481	178
Mid-America Apartment Communities, Inc. (ö)(Ñ)	20,104	744
MSCI, Inc. Class A (Æ)(Ñ)	7,100	149
National Penn Bancshares, Inc. (Ñ)	19,545	158
Nationwide Health Properties, Inc. (ö)	5,778	143
Navigators Group, Inc. (Æ)	1,944	88
NewAlliance Bancshares, Inc. (Ñ)	9,901	128
Old National Bancorp (Ñ)	39,393	537
Pacific Capital Bancorp NA (Ñ)	8,949	62
PartnerRe, Ltd. - ADR	2,400	164
People’s United Financial, Inc.	10,511	164
Post Properties, Inc. (ö)(Ñ)	6,054	77
PrivateBancorp, Inc. (Ñ)	16,415	332
Prosperity Bancshares, Inc. (Ñ)	7,211	200
Raymond James Financial, Inc. (Ñ)	6,760	106
Reinsurance Group of America, Inc. Class A	3,610	115
RLI Corp.	7,435	357
Selective Insurance Group	24,270	358
Signature Bank NY (Æ)(Ñ)	32,360	880
South Financial Group, Inc. (The) (Ñ)	43,675	72
State Auto Financial Corp.	5,066	82
Sterling Bancshares, Inc.	15,016	100
Stewart Information Services Corp. (Ñ)	14,408	326
Sun Communities, Inc. (ö)(Ñ)	20,632	302
Tanger Factory Outlet Centers (ö)(Ñ)	3,322	111
UCBH Holdings, Inc. (Ñ)	48,736	62
Umpqua Holdings Corp. (Ñ)	10,473	100
United Bankshares, Inc. (Ñ)	13,035	338
United Fire & Casualty Co. (Ñ)	8,915	166
Valley National Bancorp (Ñ)	26,106	378
Ventas, Inc. (ö)(Ñ)	5,500	158
Vornado Realty Trust (ö)(Ñ)	12	1
Waddell & Reed Financial, Inc. Class A	6,000	134
Walter Investment Management Corp. (Æ)(ö)(Ñ)	3,697	30

96	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Real Estate Investment Trust (ö)(Ñ)	5,714	122
Westamerica Bancorporation (Ñ)	9,635	517
Westwood Holdings Group, Inc. (Ñ)	1,620	64
Wintrust Financial Corp. (Ñ)	21,281	362
World Acceptance Corp. (Æ)(Ñ)	14,554	432
WSFS Financial Corp.	2,869	78

		18,954

Health Care - 12.5%
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	10,100	338
Align Technology, Inc. (Æ)(Ñ)	12,470	155
Amedisys, Inc. (Æ)(Ñ)	2,434	82
American Medical Systems Holdings, Inc. (Æ)(Ñ)	9,430	117
AMERIGROUP Corp. Class A (Æ)	18,175	543
Amsurg Corp. Class A (Æ)	5,915	122
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	12,655	290
Beckman Coulter, Inc.	2,423	127
Celera Corp. (Æ)(Ñ)	42,309	342
Cephalon, Inc. (Æ)(Ñ)	1,622	106
Cepheid, Inc. (Æ)(Ñ)	64,775	628
Charles River Laboratories International, Inc. (Æ)(Ñ)	4,570	126
Chattem, Inc. (Æ)(Ñ)	7,300	401
Cooper Cos., Inc. (The)	4,347	125
Covance, Inc. (Æ)(Ñ)	12,238	481
Dentsply International, Inc. (Ñ)	5,202	149
Durect Corp. (Æ)(Ñ)	25,456	62
Edwards Lifesciences Corp. (Æ)	1,061	67
Endo Pharmaceuticals Holdings, Inc. (Æ)	5,462	90
Gentiva Health Services, Inc. (Æ)	17,295	276
Greatbatch, Inc. (Æ)	4,527	95
Haemonetics Corp. (Æ)	13,486	696
Healthsouth Corp. (Æ)(Ñ)	8,681	81
Henry Schein, Inc. (Æ)	1,797	74
Hlth Corp. (Æ)(Ñ)	9,832	108
Hologic, Inc. (Æ)	11,831	176
Human Genome Sciences, Inc. (Æ)(Ñ)	28,775	63
ICU Medical, Inc. (Æ)	15,107	568
Idexx Laboratories, Inc. (Æ)(Ñ)	20,270	797
Illumina, Inc. (Æ)(Ñ)	9,781	365
Immucor, Inc. (Æ)(Ñ)	3,810	62
Inverness Medical Innovations, Inc. (Æ)(Ñ)	4,844	156
Kindred Healthcare, Inc. (Æ)	15,195	198
Life Technologies Corp. (Æ)	3,923	146
Martek Biosciences Corp. (Æ)(Ñ)	26,689	486
Medarex, Inc. (Æ)	18,979	112
Medical Action Industries, Inc. (Æ)(Ñ)	31,424	305
Merit Medical Systems, Inc. (Æ)	38,566	598
Millipore Corp. (Æ)	1,419	84
Mylan, Inc. (Æ)(Ñ)	8,180	108
Myriad Genetics, Inc. (Æ)(Ñ)	10,520	408
Nighthawk Radiology Holdings, Inc. (Æ)(Ñ)	129,118	461
NuVasive, Inc. (Æ)(Ñ)	7,702	292
Omnicell, Inc. (Æ)	8,312	73
Orthofix International NV (Æ)	4,711	80
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	8,260	277

	Principal Amount ($) or Shares	Market Value $
Parexel International Corp. (Æ)	14,970	148
Perrigo Co. (Ñ)	10,760	279
PharMerica Corp. (Æ)(Ñ)	4,730	86
PSS World Medical, Inc. (Æ)(Ñ)	27,240	396
Psychiatric Solutions, Inc. (Æ)(Ñ)	4,380	85
Quality Systems, Inc. (Ñ)	13,463	722
Stericycle, Inc. (Æ)(Ñ)	1,884	89
Sunrise Senior Living, Inc. (Æ)(Ñ)	37,638	96
Techne Corp.	2,441	140
Tenet Healthcare Corp. (Æ)	38,900	88
United Therapeutics Corp. (Æ)(Ñ)	2,450	154
US Physical Therapy, Inc. (Æ)	18,880	221
Varian, Inc. (Æ)	8,158	269
VCA Antech, Inc. (Æ)(Ñ)	4,900	123
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	5,739	177
Viropharma, Inc. (Æ)(Ñ)	14,052	79
Watson Pharmaceuticals, Inc. (Æ)(Ñ)	4,125	128
WellCare Health Plans, Inc. (Æ)	5,605	84
Zoll Medical Corp. (Æ)	6,230	100

		14,960

Integrated Oils - 0.1%
Willbros Group, Inc. (Æ)	8,577	98

Materials and Processing - 6.8%
AAON, Inc.	5,434	106
Aecom Technology Corp. (Æ)	4,617	119
Airgas, Inc.	10,331	445
American Superconductor Corp. (Æ)(Ñ)	4,047	104
Arch Chemicals, Inc.	4,941	119
Ball Corp.	3,355	127
Ceradyne, Inc. (Æ)	8,962	154
CF Industries Holdings, Inc.	2,541	183
Cliffs Natural Resources, Inc. (Ñ)	5,170	119
Commercial Metals Co. (Ñ)	20,552	306
Compass Minerals International, Inc. (Ñ)	10,883	525
Crown Holdings, Inc. (Æ)	5,924	131
Deltic Timber Corp. (Ñ)	8,720	367
Dynamic Materials Corp. (Ñ)	6,150	99
Energy Conversion Devices, Inc. (Æ)(Ñ)	5,192	95
EnerSys (Æ)	7,119	121
ENGlobal Corp. (Æ)(Ñ)	28,615	165
Ferro Corp. (Ñ)	8,365	23
FMC Corp.	3,443	168
HB Fuller Co. (Ñ)	7,066	125
Hexcel Corp. (Æ)(Ñ)	34,350	329
Horsehead Holding Corp. (Æ)	14,565	104
Huntsman Corp. (Ñ)	18,976	102
Interline Brands, Inc. (Æ)(Ñ)	35,800	464
Kaydon Corp.	9,050	289
KBR, Inc.	7,435	116
Lennox International, Inc. (Ñ)	4,166	133
Martin Marietta Materials, Inc. (Ñ)	3,266	274
Minerals Technologies, Inc.	2,930	109
Polypore International, Inc. (Æ)(Ñ)	28,636	216
Quanex Building Products Corp.	10,400	107
Quanta Services, Inc. (Æ)(Ñ)	13,912	316

Russell Tax-Managed U.S. Mid & Small Cap Fund	97

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rogers Corp. (Æ)	3,800	97
RPM International, Inc.	9,016	125
Scotts Miracle-Gro Co. (The) Class A (Ñ)	4,435	150
Shaw Group, Inc. (The) (Æ)	3,731	125
Sonoco Products Co.	6,149	150
Steel Dynamics, Inc. (Ñ)	9,380	117
Terra Industries, Inc. (Ñ)	16,162	428
Texas Industries, Inc. (Ñ)	6,945	222
Universal Forest Products, Inc.	3,533	119
URS Corp. (Æ)(Ñ)	5,942	262
Wausau Paper Corp.	19,000	166

		8,121

Miscellaneous - 0.4%
Carlisle Cos., Inc.	5,604	127
SPX Corp. (Ñ)	2,570	119
Walter Energy, Inc. Class A (Ñ)	10,126	231

		477

Other Energy - 3.2%
Arena Resources, Inc. (Æ)(Ñ)	2,883	83
Atwood Oceanics, Inc. (Æ)(Ñ)	7,190	160
Bill Barrett Corp. (Æ)	5,680	148
Cabot Oil & Gas Corp.	4,295	130
Concho Resources, Inc. (Æ)(Ñ)	4,040	111
Core Laboratories NV (Ñ)	2,490	207
Encore Acquisition Co. (Æ)(Ñ)	11,140	325
Forest Oil Corp. (Æ)(Ñ)	23,218	372
Foundation Coal Holdings, Inc. (Ñ)	9,070	147
FX Energy, Inc. (Æ)(Ñ)	21,565	81
Hornbeck Offshore Services, Inc. (Æ)	5,482	127
Lufkin Industries, Inc.	2,685	94
McMoRan Exploration Co. (Æ)	13,165	72
NATCO Group, Inc. Class A (Æ)	8,215	198
North American Energy Partners, Inc. (Æ)	32,136	127
Oceaneering International, Inc. (Æ)	6,780	309
Oil States International, Inc. (Æ)	5,894	111
Parker Drilling Co. (Æ)	25,625	71
PetroHawk Energy Corp. (Æ)(Ñ)	16,221	383
Tesoro Corp. (Ñ)	8,743	133
USEC, Inc. (Æ)(Ñ)	18,759	116
Whiting Petroleum Corp. (Æ)	12,377	405

		3,910

Producer Durables - 7.3%
Aerovironment, Inc. (Æ)	2,627	62
Ametek, Inc.	3,952	127
AO Smith Corp. (Ñ)	9,430	293
Applied Industrial Technologies, Inc. (Ñ)	5,881	132
C&D Technologies, Inc. (Æ)(Ñ)	41,753	92
Centex Corp.	12,275	134
Champion Enterprises, Inc. (Æ)(Ñ)	61,278	36
Covanta Holding Corp. (Æ)(Ñ)	11,440	161
Dionex Corp. (Æ)(Ñ)	1,702	107
Donaldson Co., Inc. (Ñ)	22,740	750
DR Horton, Inc. (Ñ)	14,592	190

	Principal Amount ($) or Shares	Market Value $
EnergySolutions, Inc.	31,763	308
EnPro Industries, Inc. (Æ)(Ñ)	13,460	215
ESCO Technologies, Inc. (Æ)(Ñ)	7,845	326
Federal Signal Corp.	14,463	112
Fuel Tech, Inc. (Æ)(Ñ)	30,348	398
General Cable Corp. (Æ)(Ñ)	17,559	477
GrafTech International, Ltd. (Æ)	10,240	90
HNI Corp. (Ñ)	7,810	121
IDEX Corp. (Ñ)	34,425	869
Kadant, Inc. (Æ)	12,120	150
Kennametal, Inc. (Ñ)	43,972	899
Lexmark International, Inc. Class A (Æ)(Ñ)	5,588	110
Littelfuse, Inc. (Æ)	5,526	91
MDC Holdings, Inc.	3,551	121
Middleby Corp. (Æ)(Ñ)	6,220	272
Novellus Systems, Inc. (Æ)(Ñ)	5,870	106
Orbital Sciences Corp. (Æ)	6,866	106
Pentair, Inc.	5,797	155
Polycom, Inc. (Æ)(Ñ)	20,960	391
Pulte Homes, Inc. (Ñ)	28,160	324
Robbins & Myers, Inc. (Ñ)	13,946	264
Roper Industries, Inc.	3,128	143
SBA Communications Corp. Class A (Æ)(Ñ)	5,930	150
Standard Pacific Corp. (Æ)(Ñ)	14,632	27
Taser International, Inc. (Æ)	12,493	60
Tennant Co. (Ñ)	15,465	230
Waters Corp. (Æ)	2,712	120

		8,719

Technology - 13.7%
Advanced Analogic Technologies, Inc. (Æ)	17,871	86
Advanced Micro Devices, Inc. (Æ)(Ñ)	39,174	141
Akamai Technologies, Inc. (Æ)	5,795	128
American Science & Engineering, Inc. (Ñ)	6,526	393
Anixter International, Inc. (Æ)(Ñ)	11,640	463
Ansys, Inc. (Æ)	5,007	138
Applied Micro Circuits Corp. (Æ)	13,404	73
Ariba, Inc. (Æ)	12,043	116
Atheros Communications, Inc. (Æ)(Ñ)	15,830	273
Atmel Corp. (Æ)	32,229	124
Avnet, Inc. (Æ)	7,710	169
Benchmark Electronics, Inc. (Æ)	29,432	357
Black Box Corp.	3,804	104
Blackboard, Inc. (Æ)(Ñ)	10,759	366
CACI International, Inc. Class A (Æ)(Ñ)	14,585	577
Ciena Corp. (Æ)(Ñ)	13,270	159
Diodes, Inc. (Æ)(Ñ)	37,307	555
Double-Take Software, Inc. (Æ)	8,518	69
Electronics for Imaging, Inc. (Æ)	20,580	202
Emulex Corp. (Æ)(Ñ)	52,878	554
F5 Networks, Inc. (Æ)(Ñ)	37,802	1,031
Fairchild Semiconductor International, Inc. Class A (Æ)	50,195	309
Flir Systems, Inc. (Æ)(Ñ)	24,740	549
GTSI Corp. (Æ)	29,477	133
Harris Stratex Networks, Inc. Class A (Æ)	11,765	47
Informatica Corp. (Æ)	61,241	974

98	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Internet Capital Group, Inc. (Æ)	4,500	24
Intersil Corp. Class A	8,266	96
ION Geophysical Corp. (Æ)(Ñ)	48,261	121
IPG Photonics Corp. (Æ)(Ñ)	6,873	77
Jabil Circuit, Inc.	15,347	124
LSI Corp. (Æ)	36,778	141
Macrovision Solutions Corp. (Æ)(Ñ)	37,477	758
Mantech International Corp. Class A (Æ)	11,360	411
McAfee, Inc. (Æ)(Ñ)	10,373	389
Mentor Graphics Corp. (Æ)(Ñ)	48,453	326
Micron Technology, Inc. (Æ)(Ñ)	37,240	182
NeuStar, Inc. Class A (Æ)	22,666	431
Newport Corp. (Æ)	12,952	65
Nuance Communications, Inc. (Æ)(Ñ)	10,955	146
ON Semiconductor Corp. (Æ)(Ñ)	27,727	150
Parametric Technology Corp. (Æ)	21,895	244
Perot Systems Corp. Class A (Æ)	37,755	531
Plexus Corp. (Æ)(Ñ)	28,333	627
PMC - Sierra, Inc. (Æ)(Ñ)	19,050	151
Progress Software Corp. (Æ)	24,330	515
Red Hat, Inc. (Æ)	7,105	123
RF Micro Devices, Inc. (Æ)	39,075	82
SAIC, Inc. (Æ)	5,977	108
SAVVIS, Inc. (Æ)	10,388	118
Sonus Networks, Inc. (Æ)(Ñ)	124,876	216
Sycamore Networks, Inc. (Æ)	35,764	105
Synaptics, Inc. (Æ)(Ñ)	5,050	164
Syntel, Inc. (Ñ)	4,353	121
Taleo Corp. Class A (Æ)(Ñ)	61,839	743
Tellabs, Inc. (Æ)	27,696	145
TIBCO Software, Inc. (Æ)	18,225	115
Time Warner Telecom, Inc. Class A (Æ)	9,230	85
Ultimate Software Group, Inc. (Æ)(Ñ)	21,286	399
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	3,641	93
Volterra Semiconductor Corp. (Æ)	6,900	79
Zebra Technologies Corp. Class A (Æ)	5,784	123

		16,418

Utilities - 3.5%
Alaska Communications Systems Group, Inc. (Ñ)	58,429	352
Avista Corp.	16,015	241
Black Hills Corp. (Ñ)	11,590	230
Centerpoint Energy, Inc.	12,735	136
Central Vermont Public Service Corp.	4,099	70
Cleco Corp. (Ñ)	22,238	469
Connecticut Water Service, Inc.	3,099	64
El Paso Electric Co. (Æ)(Ñ)	24,522	338
Empire District Electric Co. (The) (Ñ)	6,559	98
Fairpoint Communications, Inc. (Ñ)	23,775	25
Frontier Communications Corp.	14,056	100
Great Plains Energy, Inc.	8,785	127
Laclede Group, Inc. (The)	2,575	89
Leap Wireless International, Inc. (Æ)	3,653	132

	Principal Amount ($) or Shares	Market Value $
National Fuel Gas Co.	3,419	112
New Jersey Resources Corp.	3,309	109
Northeast Utilities	6,356	134
Northwest Natural Gas Co.	2,661	109
NorthWestern Corp.	22,176	464
NSTAR (Ñ)	4,936	155
Otter Tail Corp. (Ñ)	4,647	103
SCANA Corp.	5,278	160
Southwest Gas Corp.	5,054	102
Telephone & Data Systems, Inc.	4,174	120
Wisconsin Energy Corp.	3,838	153

		4,192

Total Common Stocks (cost $119,797)		107,563

Short-Term Investments - 10.1%
Russell Investment Company Russell Money Market Fund	10,335,000	10,335
State Street Euro Commercial Paper (ç)(ž) 0.010% due 05/01/09	1,800	1,800

Total Short-Term Investments (cost $12,135)		12,135

Other Securities - 42.2%
Russell Investment Company Russell Money Market Fund (×)	25,086,225	25,086
State Street Securities Lending Quality Trust (×)	26,419,830	25,468

Total Other Securities (cost $51,506)		50,554

Total Investments - 142.0% (identified cost $183,438)		170,252

Other Assets and Liabilities, Net - (42.0%)		(50,328)

Net Assets - 100.0%		119,924

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	99

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	240	USD	11,681	06/09	2,715

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,715

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	5.4
Consumer Discretionary	16.9
Consumer Staples	4.1
Financial Services	15.8
Health Care	12.5
Integrated Oils	0.1
Materials and Processing	6.8
Miscellaneous	0.4
Other Energy	3.2
Producer Durables	7.3
Technology	13.7
Utilities	3.5
Short-Term Investments	10.1
Other Securities	42.2

Total Investments	142.0
Other Assets and Liabilities, Net	(42.0)

100.0

Futures Contracts	2.3

See accompanying notes which are an integral part of the financial statements.

100	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,029.50	$1,020.28
Expenses Paid During Period*	$4.58	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,025.50	$1,016.61
Expenses Paid During Period*	$8.29	$8.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,030.20	$1,020.83
Expenses Paid During Period*	$4.03	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,031.50	$1,022.07
Expenses Paid During Period*	$2.77	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,030.70	$1,021.52
Expenses Paid During Period*	$3.32	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,031.80	$1,022.27
Expenses Paid During Period*	$2.57	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 106.8%
Asset-Backed Securities - 11.1%
Aames Mortgage Investment Trust (Ê) Series 2006-1 Class A3 0.598% due 04/25/36	7,810	5,425
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.738% due 07/25/34	260	97
ACE Securities Corp. (Ê) Series 2003-HE1 Class M1 1.413% due 11/25/33	5,749	2,911
Series 2003-OP1 Class M2 1.938% due 12/25/33	422	259
Series 2004-IN1 Class A1 0.758% due 05/25/34	388	211
Series 2005-HE2 Class M3 0.918% due 04/25/35	1,305	665
Series 2005-HE3 Class A2C 0.758% due 05/25/35	1,281	1,247
Series 2005-HE5 Class A2C 0.818% due 08/25/35	4,328	4,074
Series 2005-SD3 Class A 0.838% due 08/25/45	1,561	1,257
Series 2006-ASP Class A2A 0.518% due 10/25/36	123	116
Series 2006-FM1 Class A2C 0.588% due 07/25/36	7,595	1,649
Series 2006-HE2 Class A2C 0.598% due 05/25/36	3,600	1,882
Series 2006-OP1 Class M3 0.748% due 04/25/36	1,697	22
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.913% due 01/25/34	1,520	838
Series 2005-4 Class 1A3 0.708% due 10/25/35	1,806	1,575
American Airlines Pass Through Trust Series 01-1 6.817% due 11/23/12	1,065	756
6.977% due 11/23/22	225	124
American Express Credit Account Master Trust (Ê) Series 2004-3 Class C (Å) 0.921% due 12/15/11	2,000	1,971
Series 2004-4 Class B 0.731% due 03/15/12	2,243	2,185
Series 2004-5 Class B 0.701% due 04/16/12	1,570	1,517
Series 2004-C Class C (Å) 0.951% due 02/15/12	4,295	4,103
American Express Issuance Trust (Ê) Series 2007-1 Class B 1.001% due 09/15/11	5,700	4,553
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A3 4.870% due 12/06/10	198	198
Series 2006-AF Class A3 5.560% due 09/06/11	1,315	1,314

	Principal Amount ($) or Shares	Market Value $
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.188% due 02/25/33	800	246
Series 2004-R8 Class A5 0.808% due 09/25/34	81	80
Series 2004-R10 Class A5 0.828% due 11/25/34	3	3
Series 2005-R3 Class A1A 0.638% due 05/25/35	4,453	3,780
Series 2005-R5 Class A2B 0.668% due 07/25/35	522	490
Series 2005-R6 Class A2 0.638% due 08/25/35	9,388	8,052
Series 2005-R7 Class A2C 0.698% due 09/25/35	1,826	1,633
Series 2005-R10 Class A2B 0.658% due 12/25/35	1,046	802
Series 2006-R1 Class A2C 0.628% due 08/01/16	787	639
Argent Securities, Inc. (Ê) Series 2005-W2 Class A2B1 0.638% due 10/25/35	6,690	4,976
Series 2005-W2 Class A2B2 0.698% due 10/25/35	1,226	912
Series 2006-W1 Class A2B 0.598% due 03/25/36	524	512
Series 2006-W5 Class A2C 0.588% due 06/25/36	2,100	699
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	2,115	1,922
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.498% due 01/25/37	1,111	927
Series 2006-HE1 Class A2C 0.598% due 01/25/37	2,745	628
Series 2006-OPT Class A3A 0.498% due 10/25/36	164	160
Series 2006-OPT Class A3B 0.598% due 11/25/36	1,390	715
Series 2006-OPT Class M2 0.728% due 09/25/36	1,493	53
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE1 Class M2 3.976% due 01/15/33	2,293	1,530
Series 2004-HE6 Class A1 0.713% due 09/25/34	80	53
Series 2004-HE7 Class M9 (Þ) 4.022% due 10/25/34	1,159	20
Series 2006-HE2 Class M3 0.828% due 03/25/36	1,625	3
Series 2006-HE3 Class A4 0.608% due 03/25/36	1,549	990
Series 2006-HE5 Class A4 0.578% due 07/25/36	4,770	2,333

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of America Auto Trust (Ê)(Å) Series 2008-1A Class A2B 1.747% due 06/20/11	10,000	9,951
Bank of America Credit Card Trust (Ê) Series 2006-C4 Class C4 0.681% due 11/15/11	18,374	18,069
Series 2006-C7 Class C7 0.681% due 03/15/12	1,600	1,494
Series 2007-A12 Class A12 0.651% due 01/15/13	7,400	7,268
Bank One Issuance Trust Series 2004-B1 Class B1 (Ê) 0.771% due 03/15/12	2,491	2,440
Series 2004-B2 Class B2 4.370% due 04/15/12	7,000	6,871
Bayview Financial Acquisition Trust Series 2004-C Class A1 (Ê) 1.065% due 05/28/44	338	207
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	861
Series 2006-C Class 2A1 (Ê) 0.545% due 11/28/36	79	78
Bear Stearns Asset Backed Securities Trust (Ê) Series 2005-HE1 Class A2 0.728% due 11/25/35	473	440
Series 2006-EC1 Class A2 0.658% due 12/25/35	819	744
Series 2006-HE4 Class 1A1 0.498% due 05/25/36	171	168
Series 2006-HE8 Class 2M1 0.768% due 10/25/36	2,000	95
Series 2006-HE9 Class 1A2 0.588% due 11/25/36	4,330	1,486
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 1.434% due 04/29/19	27,750	17,978
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.538% due 05/25/37	596	446
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	196	175
Capital Auto Receivables Asset Trust Series 2006-2 Class A3A 4.980% due 05/15/11	940	951
Series 2006-2 Class A3B (Ê) 0.511% due 05/15/11	1,617	1,601
Series 2007-1 Class A3B (Ê) 0.461% due 04/15/11	3,108	3,075
Series 2007-3 Class A3A 5.020% due 09/15/11	4,590	4,648
Capital One Multi-Asset Execution Trust Series 2003-B5 Class B5 4.790% due 08/15/13	4,448	3,928
Series 2004-C4 Class C4 (Ê) 1.101% due 06/15/12	3,134	2,949

	Principal Amount ($) or Shares	Market Value $
Series 2005-A3 Class A3 4.050% due 03/15/13	2,244	2,250
Series 2005-A7 Class A7 4.700% due 06/15/15	2,287	2,263
Series 2007-A7 Class A7 5.750% due 07/15/20	3,920	3,561
Carmax Auto Owner Trust (Ê) Series 2008-1 Class A2 1.151% due 04/15/11	2,567	2,559
Carrington Mortgage Loan Trust (Ê) Series 2006-FRE Class A2 0.558% due 10/25/36	3,226	2,340
Series 2006-NC3 Class A1 0.488% due 08/25/36	267	264
Series 2006-NC5 Class A1 0.488% due 01/25/37	2,186	1,828
Cendant Timeshare Receivables Funding LLC (Þ) Series 2004-1A Class A1 3.670% due 05/20/16	40	32
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	121	85
Series 2005-D Class AF4 5.270% due 10/25/35	985	904
Series 2006-A Class AV2 (Ê) 0.538% due 06/25/36	1,521	1,449
Series 2006-A Class AV4 (Ê) 0.688% due 06/25/36	1,800	672
Chase Credit Card Master Trust (Ê) Series 2002-3 Class B 0.901% due 09/15/11	1,870	1,851
Chase Issuance Trust Series 2004-C3 Class C3 (Ê) 0.921% due 06/15/12	1,200	1,107
Series 2005-C1 Class C1 (Ê) 0.821% due 11/15/12	11,000	9,589
Series 2005-C3 Class C3 (Ê) 0.791% due 11/15/12	1,495	1,232
Series 2006-A3 Class A3 (Ê) 0.441% due 07/15/11	2,725	2,724
Series 2006-B2 Class B (Ê) 0.551% due 10/15/12	3,350	2,882
Series 2007-A17 Class A 5.120% due 10/15/14	615	625
Series 2008-A7 Class A7 (Ê) 1.101% due 11/15/11	3,700	3,660
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.438% due 10/25/37	4,957	3,717
Series 2007-1 Class 2A2 1.688% due 10/25/37	2,100	609
Series 2007-1 Class 2A3 1.888% due 10/25/37	3,900	1,073
Citibank Credit Card Issuance Trust (Ê) Series 2004-A3 Class A3 1.169% due 07/25/11	3,217	3,204

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-C4 Class C4 0.698% due 01/09/12	3,811	3,513
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class A2B 0.682% due 09/25/36	4,160	1,672
Series 2006-NC2 Class A2B 0.598% due 09/25/36	13,005	4,383
Series 2006-WFH Class A2A 0.672% due 08/25/36	2,585	1,742
Series 2006-WFH Class A3 0.588% due 10/25/36	3,105	1,355
0.588% due 11/25/36	2,815	1,279
Series 2007-AHL Class A3A 0.498% due 05/25/37	1,612	1,099
Series 2007-AMC Class A2A 0.498% due 05/25/37	5,774	4,603
Series 2007-WFH Class A4 0.638% due 01/25/37	10,880	4,352
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	5,227	3,689
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	459	390
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 1.038% due 05/25/36	1,395	86
Series 2004-BC1 Class M1 (Ê) 0.938% due 02/25/34	867	553
Series 2004-S1 Class A2 3.872% due 03/25/20	6	6
Series 2005-4 Class AF3 4.456% due 10/25/35	793	661
Series 2005-7 Class 3AV3 (Ê) 0.848% due 06/25/35	1,438	1,381
Series 2005-7 Class AF3 4.454% due 10/25/35	495	421
Series 2005-11 Class 3AV2 (Ê) 0.728% due 02/25/36	2,827	2,535
Series 2005-12 Class 2A3 5.069% due 02/25/36	1,089	990
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	4,082
Series 2005-AB1 Class A2 (Ê) 0.648% due 10/25/34	1,508	1,237
Series 2006-1 Class AF3 5.348% due 07/25/36	2,235	1,582
Series 2006-2 Class 2A2 (Ê) 0.628% due 06/25/36	1,126	713
Series 2006-3 Class 2A2 (Ê) 0.618% due 06/25/36	4,709	3,078
Series 2006-6 Class 2A3 (Ê) 0.718% due 09/25/36	13,985	3,858
Series 2006-11 Class 1AF3 6.050% due 09/25/46	2,085	771
Series 2006-11 Class 1AF4 6.300% due 09/25/46	2,340	737

	Principal Amount ($) or Shares	Market Value $
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,085	3,092
Series 2006-15 Class A1 (Ê) 0.548% due 10/25/46	220	205
Series 2006-15 Class A3 5.689% due 10/25/46	1,655	705
Series 2006-16 Class 2A1 (Ê) 0.488% due 12/25/46	29	29
Series 2006-17 Class 2A1 (Ê) 0.488% due 03/25/47	41	40
Series 2006-19 Class 2A1 (Ê) 0.498% due 03/25/37	134	129
Series 2006-22 Class 2A1 (Ê) 0.488% due 05/25/47	237	209
Series 2006-23 Class 2A1 (Ê) 0.488% due 05/25/37	211	187
Series 2006-26 Class 2A1 (Ê) 0.518% due 06/25/37	130	117
Series 2006-BC1 Class 2A2 (Ê) 0.618% due 04/25/36	601	507
Series 2006-S1 Class A2 5.549% due 08/25/21	255	200
Series 2006-S3 Class A2 6.085% due 06/25/21	1,863	418
Series 2006-S6 Class A2 5.519% due 03/25/34	5,532	3,872
Series 2006-S7 Class A3 5.712% due 11/25/35	8,435	1,222
Series 2006-S9 Class A3 5.728% due 08/25/36	2,016	665
Series 2007-4 Class A2 5.530% due 09/25/37	3,572	2,380
Series 2007-7 Class 2A1 (Ê) 0.518% due 10/25/37	498	424
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.601% due 11/15/36	3,882	994
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	582	555
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	580
Series 2007-CB1 Class AF2 5.721% due 01/25/37	1,895	602
CSAB Mortgage Backed Trust Series 2006-3 Class A1B2 (Ê) 0.533% due 11/25/36	388	314
Series 2006-4 Class A1A 5.868% due 12/25/36	699	608
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.406% due 07/08/11	695	693
Series 2008-B Class A3B 1.956% due 09/10/12	300	283

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delta Air Lines, Inc. Series 071A 6.821% due 08/10/22	2,827	2,007
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	4,295	2,977
FBR Securitization Trust (Ê) Series 2005-2 Class AV3A 0.728% due 09/25/35	3,950	3,260
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.610% due 12/25/30	487	445
Fieldstone Mortgage Investment Corp. (Ê) Series 2006-1 Class A2 0.628% due 05/25/36	3,188	1,740
Series 2006-3 Class 2A1 0.508% due 11/25/36	138	116
Series 2006-3 Class 2A3 0.598% due 11/25/36	1,465	343
Series 2006-3 Class M1 0.698% due 11/25/36	3,315	22
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class 2A1 0.478% due 08/25/36	268	259
Series 2006-FF1 Class 2A3 0.578% due 12/25/36	6,005	1,696
Series 2006-FF1 Class A2 0.488% due 07/25/36	54	53
0.498% due 10/25/36	673	558
Series 2006-FF1 Class A2C 0.598% due 10/25/36	2,621	526
0.598% due 12/25/37	8,631	2,112
Series 2006-FF1 Class A3 0.488% due 11/25/36	673	606
Series 2006-FF1 Class A5 0.598% due 11/25/36	5,321	776
Series 2006-FF4 Class A2 0.628% due 03/25/36	365	196
Series 2006-FF9 Class M1 0.688% due 06/25/36	8,330	137
Series 2007-FF1 Class A2A 0.478% due 01/25/38	805	721
Series 2007-FF1 Class A2B 0.528% due 01/25/38	25,000	9,231
Series 2007-FF1 Class A2C 0.578% due 01/25/38	1,510	322
First NLC Trust (Ê) Series 2005-2 Class AV2 0.738% due 09/25/35	738	652
Ford Credit Auto Owner Trust Series 2006-B Class A3 5.260% due 10/15/10	1,447	1,456
Series 2008-A Class A2 (Ê) 1.051% due 07/15/10	2,377	2,372

	Principal Amount ($) or Shares	Market Value $
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A1 0.508% due 02/25/37	69	68
Series 2006-3 Class 2A2 0.558% due 02/25/37	6,070	4,582
Series 2006-A Class 2A2 0.538% due 05/25/36	137	133
Series 2006-A Class M2 0.758% due 05/25/36	1,355	7
Series 2006-B Class 2A3 0.598% due 08/25/36	2,760	650
Series 2006-E Class 2A1 0.498% due 01/25/37	436	372
GE Capital Credit Card Master Note Trust Series 2005-3 Class B (Ê) 0.751% due 06/15/13	1,345	1,188
Series 2006-1 Class A 5.080% due 09/15/12	5,792	5,809
Series 2006-1 Class B (Ê) 0.561% due 09/15/12	1,500	1,439
GMAC Mortgage Corp. Loan Trust Series 2007-HE2 Class A2 6.054% due 12/25/37	3,340	1,073
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,424	475
Green Tree (Þ) Series 2008-MH1 Class A3 8.970% due 04/25/38	7,129	5,632
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	3,586	3,168
Series 1994-3 Class A5 8.400% due 06/15/19	2,189	2,288
Series 1994-5 Class A5 8.300% due 12/15/19	2,476	2,279
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.708% due 12/25/35	3,270	2,775
Series 2006-4 Class 1A2 5.993% due 03/25/36	390	89
Series 2006-4 Class 3A1 6.103% due 03/25/36	20,287	9,394
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.088% due 08/25/33	631	401
Series 2004-SEA Class A2A 0.728% due 03/25/34	29	28
Series 2006-FM2 Class A2A 0.508% due 09/25/36	561	529
Series 2007-FM1 Class A2A 0.508% due 12/25/36	675	494
Series 2007-H1 Class M1 0.778% due 02/25/37	3,621	194
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.737% due 01/20/34	2,625	1,725

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2 Class A1 0.597% due 03/20/36	5,878	3,944
Series 2007-1 Class AS 0.647% due 03/20/36	5,041	2,713
Series 2007-2 Class A1V 0.537% due 07/20/36	1,022	929
Series 2007-2 Class A3V 0.667% due 07/20/36	5,360	2,746
Series 2007-3 Class A1 1.247% due 11/20/36	739	662
Series 2007-3 Class APT 1.647% due 11/20/36	5,996	3,813
Home Equity Asset Trust (Ê) Series 2005-5 Class 2A2 0.688% due 11/25/35	3,763	3,376
Series 2005-7 Class M1 0.888% due 01/25/36	6,285	1,882
Series 2006-3 Class 2A2 0.568% due 07/25/36	11	11
Series 2006-4 Class M3 0.798% due 08/25/36	1,267	9
Series 2006-7 Class 2A3 0.588% due 01/25/37	2,650	259
Household Automotive Trust Series 2006-1 Class A3 5.430% due 06/17/11	3,057	3,079
Series 2006-2 Class A3 5.610% due 08/17/11	1,084	1,093
Household Credit Card Master Note Trust I Series 2006-1 Class A 5.100% due 06/15/12	3,235	3,248
Series 2006-1 Class B (Ê) 0.591% due 06/15/12	1,196	1,110
HSBC Private Label Credit Card Master Note Trust (Ê) Series 2007-1 Class B 0.561% due 12/16/13	6,500	5,455
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.488% due 12/25/36	2,584	1,437
Series 2006-HE2 Class 2A2 0.548% due 12/25/36	1,830	404
Series 2006-HE2 Class M1 0.678% due 12/25/36	1,305	7
Huntington Auto Trust (Ê)(Å) Series 2008-1A Class A2B 1.451% due 11/15/10	2,893	2,888
Indymac Residential Asset Backed Trust (Ê) Series 2006-E Class 2A3 0.608% due 04/25/37	7,930	1,714
Series 2006-H2 Class A 0.585% due 06/28/36	1,876	793
IXIS Real Estate Capital Trust (Ê) Series 2006-HE1 Class A3 0.638% due 03/25/36	1,013	857
Series 2006-HE2 Class A3 0.598% due 08/25/36	1,945	643

	Principal Amount ($) or Shares	Market Value $
Series 2006-HE2 Class M2 0.758% due 08/25/36	2,438	6
Series 2006-HE3 Class A1 0.488% due 01/25/37	65	65
JPMorgan Auto Receivables Trust (Å) Series 2008-A Class A2 4.820% due 02/15/11	6,000	5,971
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1 Class M1 6.240% due 07/25/36	1,200	96
Series 2006-WMC Class A2 (Ê) 0.488% due 08/25/36	173	163
Series 2007-HE1 Class AV1 (Ê) 0.498% due 01/25/32	315	205
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.938% due 07/25/35	676	373
Series 2005-7N Class 1A1A 0.708% due 12/25/35	7,049	2,847
Series 2005-9N Class 1A2 0.788% due 02/25/36	7,548	1,692
Series 2006-2N Class 1A2 (Ø) 0.778% due 02/25/46	2,678	568
Series 2006-9 Class A1A (Ø) 0.592% due 05/25/46	23	22
Series 2006-11 Class 1A1 (Ø) 0.518% due 06/25/46	158	156
Series 2006-11 Class 2A1 0.568% due 06/25/46	3,302	2,561
Series 2006-12N Class A1A1 0.518% due 08/25/46	387	385
Series 2006-12N Class A1A2 0.558% due 08/25/46	1,325	1,242
Series 2006-16N Class A1A (Ø) 0.518% due 11/25/46	932	729
Long Beach Mortgage Loan Trust (Ê) Series 2002-5 Class M1 1.683% due 11/25/32	3,290	1,981
Series 2003-3 Class M1 1.563% due 07/25/33	4,527	2,243
Series 2004-4 Class 1A1 0.718% due 10/25/34	39	20
Series 2004-6 Class A3 1.088% due 11/25/34	2,330	1,229
Series 2005-3 Class 2A2 0.718% due 09/25/35	1,834	1,531
Series 2005-WL2 Class 3A3 0.708% due 08/25/35	296	289
Series 2006-9 Class 2A1 0.498% due 10/25/36	938	836
Loomis Sayles CBO (Ê)(Å) Series 2006-1A Class A 1.322% due 10/26/20	23,836	15,166
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 2.042% due 10/25/38	5,065	4,276

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Master Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.913% due 08/25/33	534	162
Series 2006-AB1 Class A2 0.668% due 02/25/36	2,981	1,654
Series 2006-NC2 Class A4 0.588% due 08/25/36	9,000	2,154
Series 2006-WMC Class M1 0.668% due 10/25/36	3,306	12
Series 2007-HE1 Class A1 0.518% due 05/25/37	918	720
MBNA Credit Card Master Note Trust Series 2005-A6 Class A6 4.500% due 01/15/13	2,216	2,267
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	167	91
Series 2004-1 Class A 6.005% due 08/15/37	198	137
Series 2005-1 Class A 5.745% due 01/15/40	268	179
Series 2006-1 Class A (Þ) 5.787% due 10/15/40	897	629
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M1 1.488% due 09/25/33	3,233	1,651
Series 2003-NC8 Class M3 3.588% due 09/25/33	298	29
Series 2006-HE1 Class A3 0.618% due 01/25/36	6,836	5,637
Series 2006-HE2 Class M1 0.768% due 03/25/36	10,623	178
Series 2006-HE2 Class M2 0.788% due 03/25/36	1,283	11
Series 2006-HE3 Class A2C 0.598% due 04/25/36	2,073	1,549
Series 2006-HE3 Class M2 0.738% due 04/25/36	12,735	99
Series 2006-HE4 Class A2 0.538% due 06/25/36	151	145
Series 2006-HE4 Class A3 0.588% due 06/25/36	945	442
Series 2006-HE5 Class A2C 0.578% due 08/25/36	6,480	4,056
Series 2006-HE6 Class A2B 0.538% due 09/25/36	2,945	1,686
Series 2006-HE6 Class A2C 0.588% due 09/25/36	9,465	2,159
Series 2006-HE7 Class A2A 0.488% due 09/25/36	946	889
Series 2006-HE8 Class A2C 0.578% due 10/25/36	4,635	1,263
Series 2006-NC5 Class A2A 0.478% due 10/25/36	1,947	1,782
Series 2006-NC5 Class A2C 0.588% due 10/25/36	610	154
Series 2006-WMC Class A2C 0.588% due 06/25/36	11,670	3,109

	Principal Amount ($) or Shares	Market Value $
Series 2006-WMC Class A2FP 0.488% due 07/25/36	144	92
Series 2007-NC3 Class A2A 0.498% due 05/25/37	1,839	1,491
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A1 0.488% due 11/25/36	154	143
Series 2006-2 Class A3 0.588% due 11/25/36	9,980	2,663
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.558% due 10/25/36	206	189
Series 2006-17X Class A1 0.558% due 10/25/46	1,078	915
Nationstar Home Equity Loan Trust (Ê) Series 2007-A Class AV4 0.668% due 03/25/37	6,789	1,931
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.968% due 02/25/35	2,100	1,065
Series 2006-1 Class M2 0.798% due 05/25/36	4,114	129
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	540	548
Series 2009-A Class A3 3.200% due 02/15/13	1,915	1,928
Novastar Home Equity Loan (Ê) Series 2006-3 Class A2B 0.548% due 10/25/36	225	193
Series 2007-1 Class A2A1 0.538% due 03/25/37	3,695	2,906
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.988% due 04/25/33	360	26
Series 2003-3 Class M3 3.438% due 06/25/33	187	21
Series 2003-4 Class M2 2.088% due 07/25/33	216	71
Series 2005-2 Class A5 0.768% due 05/25/35	2,283	1,882
Series 2005-4 Class A3 0.698% due 11/25/35	1,198	867
Series 2006-1 Class 2A2 0.568% due 01/25/36	745	704
Series 2007-1 Class 2A1 0.488% due 01/25/37	416	392
Park Place Securities, Inc. (Ê) Series 2004-MCW Class A1 0.750% due 10/25/34	1,132	813
Series 2004-WHQ Class A3D 0.918% due 02/25/35	5,090	4,610
Series 2004-WHQ Class A3E 0.858% due 02/25/35	1,219	996
Series 2004-WWF Class A1D 0.898% due 12/25/34	107	105

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-WCW Class M1 0.888% due 09/25/35	2,080	861
Series 2005-WHQ Class A2C 0.688% due 09/25/35	3,571	3,325
Series 2005-WHQ Class A2D 0.768% due 06/25/35	1,840	1,541
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	2,009	1,681
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	817	262
Series 2005-2 Class AF4 4.934% due 08/25/35	815	500
Series 2005-4 Class A3 5.565% due 02/25/36	322	280
Series 2006-1 Class AF3 5.608% due 05/25/36	200	164
Series 2006-1 Class AF6 5.746% due 05/25/36	1,759	1,309
Series 2006-2 Class AF2 5.762% due 08/25/36	459	430
Series 2007-1 Class AF2 5.512% due 04/25/37	5,820	3,631
Series 2007-2 Class AF2 5.675% due 06/25/37	1,815	972
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	1,486	696
Series 2005-RS2 Class AII3 (Ê) 0.788% due 02/25/35	2,861	2,365
Series 2006-RZ3 Class A1 (Ê) 0.508% due 08/25/36	223	216
Series 2006-RZ4 Class A1A (Ê) 0.518% due 10/25/36	75	70
Residential Asset Securities Corp. Series 2001-KS3 Class AII (Ê) 0.898% due 09/25/31	172	103
Series 2003-KS2 Class MI1 4.800% due 04/25/33	1,829	731
Series 2003-KS2 Class MI3 6.100% due 04/25/33	645	49
Series 2003-KS4 Class AIIB (Ê) 1.018% due 06/25/33	303	173
Series 2005-AHL Class A2 (Ê) 0.708% due 07/25/35	1,556	1,376
Series 2005-KS5 Class M1 (Ê) 0.848% due 05/25/35	4,375	4,192
Series 2005-KS8 Class A3 (Ê) 0.698% due 08/25/35	714	691
Series 2006-KS3 Class AI3 (Ê) 0.608% due 04/25/36	849	558
Series 2006-KS7 Class A2 (Ê) 0.538% due 09/25/36	563	485
Series 2006-KS9 Class AI1 (Ê) 0.508% due 11/25/36	119	114
Series 2007-KS3 Class AI1 (Ê) 0.548% due 04/25/37	265	228

	Principal Amount ($) or Shares	Market Value $
Saxon Asset Securities Trust (Ê) Series 2005-4 Class A2C 0.688% due 11/25/37	2,547	2,312
Series 2006-3 Class A1 0.498% due 10/25/46	406	391
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.608% due 08/25/36	263	234
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR5 Class A1A 0.728% due 08/25/35	3,813	3,387
Series 2005-HE1 Class A1A (Å) 0.738% due 10/25/35	4,451	4,206
Series 2006-FR4 Class A2A 0.518% due 08/25/36	4,227	3,267
Series 2006-HE1 Class M1 0.738% due 05/25/36	3,183	30
Series 2007-BR2 Class A2 0.668% due 02/25/37	4,695	2,053
Series 2007-HE1 Class A2A 0.498% due 12/25/36	840	518
Series 2007-NC1 Class A2B 0.588% due 12/25/36	9,135	2,446
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 0.618% due 02/25/36	2,475	963
SLC Student Loan Trust (Ê) Series 2007-1 Class A1 1.214% due 02/15/15	214	213
SLM Student Loan Trust (Ê) Series 2006-8 Class A2 1.092% due 10/25/16	1,607	1,600
Series 2007-3 Class A1 1.082% due 10/27/14	498	494
Series 2008-2 Class A1 1.392% due 01/26/15	147	145
Series 2008-7 Class A2 1.592% due 10/25/17	33,000	31,596
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	51	53
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	1,207	1,311
Series 2004-20F Class 1 5.520% due 06/01/24	274	285
Series 2005-20G Class 1 4.750% due 07/01/25	3,489	3,615
Soundview Home Equity Loan Trust Series 2005-4 Class 2A3 (Ê) 0.668% due 03/25/36	2,892	2,742
Series 2005-OPT Class 2A3 (Ê) 0.698% due 12/25/35	5,024	3,588
Series 2006-EQ2 Class A1 (Ê) 0.518% due 01/25/37	942	907

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-EQ2 Class A3 (Ê) 0.598% due 01/25/37	8,550	2,898
Series 2006-OPT Class 2A4 (Ê) 0.678% due 07/25/36	3,325	777
Series 2006-OPT Class M3 (Ê) 0.758% due 07/25/36	2,121	27
Series 2006-WF1 Class A2 5.645% due 10/25/36	3,693	3,382
Series 2007-OPT Class 2A1 (Ê) 0.518% due 06/25/37	1,757	1,346
Series 2007-OPT Class 2A2 (Ê) 0.568% due 07/25/37	4,200	2,017
Specialty Underwriting & Residential Finance (Ê) Series 2005-BC4 Class A2B 0.668% due 09/25/36	1,868	1,583
Series 2006-AB2 Class A2B 0.538% due 06/25/37	424	409
Series 2006-BC1 Class A2B 0.588% due 12/25/36	647	623
Series 2006-BC3 Class M2 0.728% due 06/25/37	1,485	11
Series 2006-BC5 Class A2D 0.588% due 11/25/37	13,185	3,139
Series 2006-BC5 Class M1 0.678% due 11/25/37	4,800	41
Structured Asset Investment Loan Trust (Ê) Series 2003-BC1 Class 3A 1.118% due 11/25/33	12	7
Series 2003-BC1 Class A2 1.118% due 01/25/33	4,653	2,812
Series 2005-3 Class M2 0.878% due 04/25/35	885	90
Series 2005-7 Class A4 0.628% due 08/25/35	1,298	1,256
Series 2005-8 Class A3 0.698% due 10/25/35	632	564
Series 2005-HE3 Class A2 0.688% due 09/25/35	412	395
Series 2006-BNC Class A2 0.478% due 09/25/36	645	609
Series 2006-BNC Class A3 0.588% due 09/25/36	13,040	5,281
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	723	585
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	829	755
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	321	254
Series 2005-GEL Class A (Ê) 0.788% due 12/25/34	385	293
Series 2006-BC3 Class A2 (Ê) 0.488% due 10/25/36	3,222	2,862
Series 2006-BC6 Class A4 (Ê) 0.608% due 01/25/37	2,775	818
Series 2006-OW1 Class A3 (Ê)(Å) 0.598% due 12/25/35	1,118	1,078

	Principal Amount ($) or Shares	Market Value $
Series 2007-BC3 Class 2A2 (Ê) 0.578% due 05/25/47	9,928	2,200
Triad Auto Receivables Owner Trust Series 2006-A Class A3 4.770% due 01/12/11	122	122
Series 2006-B Class A3 5.410% due 08/12/11	1,152	1,150
Series 2006-C Class A3 5.260% due 11/14/11	2,265	2,264
TXU Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2 4.810% due 11/17/14	400	415
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	454	463
Series 2008-1 Class A3 4.160% due 04/16/12	395	401
Series 2008-3 Class A2 3.580% due 03/15/11	3,761	3,783
Wachovia Auto Loan Owner Trust 2006-1 Series 2006-2A Class A3 (Å) 5.230% due 08/22/11	1,246	1,254
Series 2007-1 Class A3A 5.290% due 04/20/12	10,526	10,701
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE5 Class 2A1 0.498% due 10/25/36	1,650	1,314
Wells Fargo Home Equity Trust (Ê) Series 2005-3 Class AI1A 0.708% due 11/25/35	603	559
Series 2006-3 Class A1 0.488% due 01/25/37	78	77
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	3,545	3,556

		655,461

Corporate Bonds and Notes - 23.1%
Abbott Laboratories 5.125% due 04/01/19	3,000	3,071
6.000% due 04/01/39 (Ñ)	1,470	1,476
Ace Capital Trust II 9.700% due 04/01/30	1,425	1,114
Aetna, Inc. 6.500% due 09/15/18	3,190	3,121
6.750% due 12/15/37	2,400	2,091
Allied Waste North America, Inc. Series B 7.125% due 05/15/16	660	647
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,167
Alltel Corp. 7.000% due 07/01/12	2,045	2,163
6.800% due 05/01/29	2,320	2,199
7.875% due 07/01/32	4,635	4,875

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Altria Group, Inc. 7.750% due 02/06/14 (Ñ)	4,560	4,887
9.700% due 11/10/18	9,125	10,663
9.250% due 08/06/19 (Ñ)	3,195	3,659
10.200% due 02/06/39	1,580	1,739
AMB Property, LP (Ñ) 6.300% due 06/01/13	1,015	808
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	658
6.000% due 09/13/17	600	510
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	510
American Express Co. 7.000% due 03/19/18	400	379
American Express Credit Corp. 5.875% due 05/02/13	2,000	1,970
Series C (Ñ) 7.300% due 08/20/13	1,730	1,733
American General Finance Corp. 6.900% due 12/15/17	800	322
American International Group, Inc. 4.700% due 10/01/10	845	494
5.050% due 10/01/15	400	145
5.850% due 01/16/18	11,970	4,039
8.250% due 08/15/18 (Þ)	9,100	3,200
6.250% due 03/15/37 (Ñ)	3,700	463
8.175% due 05/15/58 (Þ)	1,230	142
Americo Life, Inc. (Þ) 7.875% due 05/01/13	350	228
Ameriprise Financial, Inc. 5.350% due 11/15/10	1,895	1,868
7.518% due 06/01/66	12,320	7,099
AmerisourceBergen Corp. 5.875% due 09/15/15	15	14
Series WI 5.625% due 09/15/12	4,585	4,547
Amgen, Inc. 5.850% due 06/01/17	695	719
6.150% due 06/01/18 (Ñ)	5,600	5,931
5.700% due 02/01/19 (Ñ)	3,570	3,672
6.400% due 02/01/39	500	503
Amsouth Bank (Ñ)(Þ) Series AI 4.850% due 04/01/13	1,360	1,119
Anadarko Petroleum Corp. 5.950% due 09/15/16	695	629
Anheuser-Busch InBev Worldwide, Inc. 7.200% due 01/15/14 (Å)	9,495	9,899
7.750% due 01/15/19	19,830	20,761
8.200% due 01/15/39	5,325	5,336
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	3,125	2,907
Appalachian Power Co. Series O 5.650% due 08/15/12	980	977

	Principal Amount ($) or Shares	Market Value $
ARAMARK Corp. (Ê) Series WI 4.670% due 02/01/15	1,665	1,332
Arantes International, Ltd. 10.250% due 06/19/13	750	30
ArcelorMittal USA, Inc. (Ñ) 6.500% due 04/15/14	1,900	1,607
Arizona Public Service Co. 5.800% due 06/30/14	1,675	1,522
6.250% due 08/01/16	1,350	1,147
AT&T Corp. 7.300% due 11/15/11 (Ñ)	475	520
8.000% due 11/15/31	3,040	3,438
AT&T, Inc. 4.950% due 01/15/13	100	104
4.850% due 02/15/14 (Ñ)	2,540	2,634
5.500% due 02/01/18	100	100
5.800% due 02/15/19 (Ñ)	5,020	5,104
6.300% due 01/15/38	4,400	4,070
6.400% due 05/15/38	6,275	5,882
6.550% due 02/15/39	10,935	10,516
Axcan Intermediate Holdings, Inc. 9.250% due 03/01/15	1,000	1,005
BAC Capital Trust XV (Ê) 2.061% due 06/01/56	3,800	1,007
Bank of America Corp. 5.625% due 10/14/16 (Ñ)	610	507
5.420% due 03/15/17 (Ñ)	480	338
6.000% due 09/01/17	5,165	4,320
5.750% due 12/01/17	6,640	5,425
8.000% due 12/29/49 (ƒ)	18,600	10,567
8.125% due 12/29/49 (ƒ)	26,700	15,163
Bank of America NA Series BKNT 1.600% due 06/15/16 (Ê)	3,100	1,866
6.000% due 10/15/36	500	344
BankAmerica Capital III (Ê) Series * 1.701% due 01/15/27	2,300	748
Baxter International, Inc. 4.000% due 03/01/14	1,180	1,222
Bear Stearns Cos. LLC (The) 1.366% due 05/18/10 (Ê)	8,400	8,346
1.448% due 08/15/11 (Ê)	300	282
6.400% due 10/02/17	725	706
7.250% due 02/01/18	8,235	8,410
Series * (Ñ)(Ê) 1.360% due 02/01/12	10,000	9,142
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	2,865	2,279
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	5,477
BNP Paribas Capital Trust (ƒ)(Ñ)(Å) 9.003% due 12/29/49	3,450	1,967
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	2,806
Boeing Co. (Ñ) 6.875% due 03/15/39	1,565	1,631

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Boston Scientific Corp. 6.400% due 06/15/16	3,670	3,509
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	160	157
6.750% due 03/15/29	110	108
Calpine Construction Finance Co., LP and CCFC Finance Corp. (Ê)(Ñ)(Þ) 10.248% due 08/26/11	4,425	4,381
Capmark Financial Group, Inc. 3.106% due 05/10/10 (Ê)(Ñ)	2,870	1,076
7.375% due 05/10/12	1,000	255
7.800% due 05/10/17	3,445	825
Carolina Power & Light Co. 6.500% due 07/15/12	105	112
5.300% due 01/15/19 (Ñ)	1,835	1,902
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	775	285
CC Holdings GS V LLC (Å) 7.750% due 05/01/17	1,345	1,358
CCH I Holdings LLC (Ø) 13.500% due 01/15/14	5,240	52
Centennial Cellular Operating Co. 10.125% due 06/15/13	1,500	1,556
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	605	615
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	756
6.250% due 02/01/37	225	145
Series B 7.875% due 04/01/13	3,970	4,163
Charter Communications Operating LLC (Ø)(Ñ)(Þ) 10.875% due 09/15/14	820	816
Chesapeake Energy Corp. 7.625% due 07/15/13	1,375	1,313
7.500% due 09/15/13 (Ñ)	2,425	2,304
9.500% due 02/15/15 (Ñ)	1,985	2,005
CHS/Community Health Systems, Inc. (Ñ) Series WI 8.875% due 07/15/15	5,570	5,542
Chubb Corp. 6.375% due 03/29/67	2,450	1,481
Series 1 6.500% due 05/15/38	1,175	1,075
Cisco Systems, Inc. 4.950% due 02/15/19	770	784
Citigroup Capital XXI 8.300% due 12/21/57	11,215	6,824
Citigroup, Inc. 5.500% due 08/27/12	2,500	2,231
5.300% due 10/17/12	1,000	883
5.500% due 04/11/13	8,620	7,683
5.850% due 07/02/13 (Ñ)	5,250	4,699
6.500% due 08/19/13 (Ñ)	5,094	4,649
1.296% due 11/05/14 (Ê)	3,000	1,936
4.700% due 05/29/15	350	274
5.850% due 08/02/16	150	125
6.000% due 08/15/17	4,500	3,780

	Principal Amount ($) or Shares	Market Value $
6.125% due 11/21/17	6,395	5,273
6.125% due 05/15/18 (Ñ)	200	168
6.125% due 08/25/36	900	532
5.875% due 05/29/37	1,775	1,345
6.875% due 03/05/38	1,850	1,575
Series E (ƒ) 8.400% due 04/29/49	7,800	5,217
Series FXN 1.875% due 05/07/12	10,400	10,373
CME Group, Inc. (Ñ) 5.750% due 02/15/14	1,475	1,552
CNA Financial Corp. 6.500% due 08/15/16	1,125	847
Columbus Southern Power Co. (Ñ) Series C 5.500% due 03/01/13	435	440
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	1,825	2,121
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,790
7.875% due 08/01/13	2,915	3,053
Comcast Corp. 5.500% due 03/15/11	1,825	1,888
6.300% due 11/15/17	4,630	4,714
5.875% due 02/15/18	300	297
6.500% due 11/15/35	1,105	1,032
6.450% due 03/15/37	300	278
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,407
Comerica Bank (Ê) Series BKNT 0.482% due 05/10/10	500	460
Commonwealth Edison Co. 6.150% due 09/15/17	1,435	1,414
5.800% due 03/15/18	2,930	2,789
6.950% due 07/15/18	400	389
5.900% due 03/15/36	1,100	914
Series 100 5.875% due 02/01/33	1,275	1,053
Series 105 5.400% due 12/15/11	850	853
ConocoPhillips 4.750% due 02/01/14	550	580
5.750% due 02/01/19	5,610	5,727
5.900% due 05/15/38	510	463
6.500% due 02/01/39	10,250	10,155
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	2,412	2,400
Continental Airlines, Inc. Series 01A2 6.503% due 06/15/11	3,925	3,552
Series 071A 5.983% due 04/19/22	2,200	1,738
Countrywide Financial Corp. 5.125% due 02/17/11	100	141
Series MTn 5.800% due 06/07/12	500	458

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	3,695	3,464
COX Communications, Inc. (Å) 6.250% due 06/01/18	2,800	2,578
Credit Suisse 5.500% due 05/01/14	3,000	3,008
Credit Suisse NY 5.000% due 05/15/13	4,700	4,641
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	380	385
4.875% due 01/15/15	1,200	1,175
Crown Castle International Corp. (Ñ) 9.000% due 01/15/15	785	801
CSC Holdings, Inc. Series WI 6.750% due 04/15/12	660	645
8.625% due 02/15/19 (Þ)	1,235	1,244
Darden Restaurants, Inc. 6.800% due 10/15/37	1,245	921
DCP Midstream LLC 6.875% due 02/01/11	110	110
Delta Air Lines, Inc. (Ñ) Series 00-1 7.570% due 11/18/10	9,445	8,784
Series 00A1 7.379% due 11/18/11	1,005	944
Series 01A2 7.111% due 03/18/13	750	660
Denbury Resources, Inc. 9.750% due 03/01/16	735	746
Developers Diversified Realty Corp. 5.000% due 05/03/10	1,410	1,112
4.625% due 08/01/10	2,726	2,145
5.250% due 04/15/11	120	67
5.375% due 10/15/12	3,390	1,532
Devon Energy Corp. (Ñ) 6.300% due 01/15/19	1,550	1,604
Dex Media West LLC/Dex Media West Finance Co. Series B 9.875% due 08/15/13	1,100	314
DirecTV Holdings LLC 8.375% due 03/15/13	1,250	1,269
Discover Financial Services (Ê) Series WI 1.861% due 06/11/10	7,155	6,305
DISH DBS Corp. (Ñ) 7.125% due 02/01/16	2,000	1,870
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	1,921
DPL, Inc. 6.875% due 09/01/11	2,116	2,161
Dr Pepper Snapple Group, Inc. 6.820% due 05/01/18	4,250	4,139
7.450% due 05/01/38	1,175	1,037
E*TRADE Financial Corp. 12.500% due 11/30/17	8,031	3,996

	Principal Amount ($) or Shares	Market Value $
El Paso Corp. 12.000% due 12/12/13	1,355	1,463
8.250% due 02/15/16	1,600	1,560
Series * (Ñ) 9.625% due 05/15/12	300	304
Series GMTN 8.050% due 10/15/30	300	229
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,278
Energy Future Holdings Corp. (Ñ) 10.875% due 11/01/17	2,275	1,553
Energy Transfer Partners, LP 8.500% due 04/15/14	775	837
5.950% due 02/01/15	5,450	5,135
6.700% due 07/01/18 (Ñ)	775	726
9.700% due 03/15/19	1,150	1,278
Entergy Gulf States Louisiana LLC 6.000% due 05/01/18	2,645	2,433
Enterprise Products Operating LLC 6.500% due 01/31/19 (Ñ)	1,450	1,330
8.375% due 08/01/66	1,550	1,069
7.034% due 01/15/68	550	347
Series B (Ñ) 5.750% due 03/01/35	675	487
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	4,095	2,395
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	1,625	1,215
8.625% due 05/01/24	1,830	1,153
Federal Express Corp. 7.600% due 07/01/97	765	674
Fifth Third Bank 8.250% due 03/01/38	2,000	1,169
First Data Corp. (Ñ) Series WI 9.875% due 09/24/15	3,280	2,267
First Union Institutional Capital II 7.850% due 01/01/27	2,320	1,699
FirstEnergy Corp. Series B (Ñ) 6.450% due 11/15/11	4,195	4,261
Series C 7.375% due 11/15/31	1,905	1,624
Florida Gas Transmission Co. LLC (Å) 7.900% due 05/15/19	4,115	4,095
Ford Motor Credit Co. LLC 7.875% due 06/15/10 (Ñ)	200	184
8.625% due 11/01/10	100	89
7.375% due 02/01/11	100	86
9.875% due 08/10/11 (Ñ)	15,455	13,524
7.250% due 10/25/11	795	652
3.889% due 01/13/12 (Ê)	3,755	2,685
Series WI 9.750% due 09/15/10	1,925	1,733
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	3,920	3,842
Freescale Semiconductor, Inc. (Ñ) Series WI 8.875% due 12/15/14	5,355	1,821

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fresenius US Finance II, Inc. Series REGS 9.000% due 07/15/15	500	490
Frontier Communications Corp. (Ñ) 9.250% due 05/15/11	1,500	1,579
General Electric Capital Corp. 1.357% due 01/08/16 (Ê)	1,200	842
5.625% due 05/01/18 (Ñ)	830	724
5.875% due 01/14/38	6,425	4,434
6.875% due 01/10/39	2,535	1,986
6.375% due 11/15/67	27,500	15,785
Series GMTN (Ñ) 5.500% due 04/28/11	400	412
Series MTNA (Ê) 1.580% due 09/15/14	7,000	5,289
General Electric Co. 5.250% due 12/06/17	2,690	2,546
General Mills, Inc. 5.650% due 02/15/19	1,900	1,940
General Motors Corp. (Ñ) 8.375% due 07/15/33	5,265	448
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	7,400	7,676
GMAC LLC 5.750% due 05/21/10	400	429
6.875% due 09/15/11 (Å)	1,315	1,144
8.000% due 11/01/31 (Þ)	3,517	2,462
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10 (Ñ)	1,650	1,665
1.416% due 02/06/12 (Ê)	1,700	1,549
6.000% due 05/01/14	6,795	6,769
5.125% due 01/15/15 (Ñ)	7,553	7,157
1.677% due 03/22/16 (Ê)	1,300	979
5.625% due 01/15/17	2,750	2,356
6.250% due 09/01/17	7,900	7,471
7.500% due 02/15/19	10,545	10,820
6.750% due 10/01/37	9,720	7,409
Goodyear Tire & Rubber Co. (The) (Ñ) 8.625% due 12/01/11	1,450	1,385
9.000% due 07/01/15	750	683
GrafTech Finance, Inc. 10.250% due 02/15/12	211	196
Hanger Orthopedic Group, Inc. 10.250% due 06/01/14	2,050	2,101
HBOS PLC (Þ) 6.750% due 05/21/18	9,920	7,301
HCA, Inc. 5.750% due 03/15/14	2,900	2,291
8.500% due 04/15/19 (Å)	2,075	2,088
Series WI 9.125% due 11/15/14	2,375	2,351
9.250% due 11/15/16 (Ñ)	3,480	3,445
9.625% due 11/15/16	1,250	1,159
Health Net, Inc. 6.375% due 06/01/17	2,885	2,019
Healthsouth Corp. 8.323% due 06/15/14 (Ê)	2,700	2,443
10.750% due 06/15/16 (Ñ)	2,475	2,524

	Principal Amount ($) or Shares	Market Value $
Hertz Corp. (The) 8.875% due 01/01/14	875	678
Historic TW, Inc. 8.050% due 01/15/16	2,900	2,918
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,162
HSBC Finance Corp. (Ê) 1.491% due 05/10/10	1,300	1,240
HSN, Inc. (Þ) 11.250% due 08/01/16	3,050	2,226
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	6,180	3,461
Huntsman LLC 11.500% due 07/15/12	750	690
Inmarsat Finance PLC (Ñ) 10.375% due 11/15/12	2,000	2,050
Inter-American Development Bank 3.000% due 04/22/14	12,400	12,353
International Business Machines Corp. 5.700% due 09/14/17	600	636
International Finance Corp. Series GMTN 3.000% due 04/22/14	12,400	12,214
International Lease Finance Corp. 4.950% due 02/01/11	1,775	1,376
5.450% due 03/24/11	2,370	1,831
5.750% due 06/15/11	4,150	3,163
Iron Mountain, Inc. (Ñ) 8.000% due 06/15/20	1,250	1,206
ITT Corp. 4.900% due 05/01/14	2,105	2,134
6.125% due 05/01/19	1,360	1,396
Jackson National Life Fund LLC 1.511% due 08/06/11	30,400	29,113
JBS USA LLC (Ñ)(Å) 11.625% due 05/01/14	1,500	1,425
JC Penney Corp., Inc. 6.375% due 10/15/36	1,765	1,307
Jersey Central Power & Light Co. 5.625% due 05/01/16	1,515	1,440
JPMorgan Chase Capital XXII Series V 6.450% due 02/02/37	1,100	784
JPMorgan Chase & Co. 1.281% due 05/07/10 (Ê)	3,800	3,763
5.600% due 06/01/11	235	243
5.375% due 01/15/14 (Ñ)	2,565	2,611
5.150% due 10/01/15	3,950	3,613
6.000% due 01/15/18	9,100	8,847
6.400% due 05/15/38 (Ñ)	7,333	7,144
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	13,355	10,160
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	222
6.000% due 10/01/17	3,300	3,079

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase Capital XIII (Ê) Series M 2.182% due 09/30/34	6,050	2,640
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	300	214
Kansas City Southern Railway (Ñ) 13.000% due 12/15/13	1,500	1,590
KAR Holdings, Inc. (Ñ) Series WI 10.000% due 05/01/15	5,290	3,068
KBC Bank Funding Trust II (ƒ) 6.880% due 06/30/49	600	397
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	2,450	858
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	2,335	2,452
KeyBank NA (Ê) Series BKNT 3.511% due 06/02/10	4,100	4,054
Kraft Foods, Inc. 1.456% due 08/11/10 (Ê)	10,000	9,748
6.125% due 02/01/18	1,000	1,015
6.125% due 08/23/18 (Ñ)	505	513
6.875% due 01/26/39	590	581
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,750	1,658
LaBranche & Co., Inc. 11.000% due 05/15/12	1,340	1,219
Land O’ Lakes, Inc. 8.750% due 11/15/11	750	752
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	1,300	182
3.005% due 07/18/11	900	126
6.625% due 01/18/12	770	110
6.200% due 09/26/14	1,000	143
6.875% due 05/02/18	1,365	203
7.000% due 09/27/27	1,260	180
2.878% due 04/03/49	6,300	882
2.520% due 11/24/99	1,400	196
Liberty Mutual Group, Inc. (Þ) 7.000% due 03/15/37	7,075	2,604
7.800% due 03/15/37	11,245	4,610
10.750% due 06/15/58	4,835	2,659
Limited. Brands, Inc. 7.600% due 07/15/37	865	568
Lincoln National Corp. 6.200% due 12/15/11	285	217
Lubrizol Corp. 8.875% due 02/01/19	1,430	1,552
M&I Marshall & Ilsley Bank (Ê) 1.450% due 06/16/10	5,510	4,976
MacDermid, Inc. (Þ) 9.500% due 04/15/17	4,220	2,089
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	469

	Principal Amount ($) or Shares	Market Value $
Marathon Oil Corp. 6.500% due 02/15/14	1,475	1,530
7.500% due 02/15/19	1,380	1,446
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	650	641
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	2,485	1,686
MBNA Corp. 6.125% due 03/01/13	2,000	1,774
McDonald’s Corp. 5.800% due 10/15/17	885	948
6.300% due 10/15/37	1,595	1,627
Medco Health Solutions, Inc. 6.125% due 03/15/13	650	653
7.250% due 08/15/13	4,552	4,687
Medtronic, Inc. 4.500% due 03/15/14	730	753
Merrill Lynch & Co., Inc. 1.292% due 07/25/11 (Ê)	1,600	1,387
6.050% due 08/15/12	6,800	6,255
5.450% due 02/05/13	2,975	2,605
6.150% due 04/25/13	3,505	3,222
6.400% due 08/28/17	2,625	2,135
6.875% due 04/25/18	4,170	3,514
6.110% due 01/29/37	2,815	1,644
7.750% due 05/14/38	4,450	3,039
MetLife Capital Trust X (Þ) 9.250% due 04/08/38	2,700	1,728
MetLife, Inc. 6.125% due 12/01/11 (Ñ)	2,870	2,844
5.000% due 06/15/15 (Ñ)	675	590
7.717% due 02/15/19	3,995	4,007
6.400% due 12/15/36	500	268
MetroPCS Wireless, Inc. 9.250% due 11/01/14	1,000	1,001
9.250% due 11/01/14 (Å)	1,000	996
Metropolitan Life Global Funding I (Þ) 1.278% due 05/17/10 (Ê)	5,100	4,779
5.125% due 04/10/13	1,555	1,486
Midamerican Energy Holdings Co. 5.750% due 04/01/18	1,600	1,592
Series WI 6.125% due 04/01/36	3,225	2,797
Midamerican Funding LLC (Ñ) 6.750% due 03/01/11	2,200	2,301
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	3,695	3,621
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	625	406
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	4,949
Morgan Stanley 3.006% due 05/14/10 (Ê)	4,400	4,296
1.399% due 01/09/12 (Ê)	5,420	4,738
1.557% due 10/18/16 (Ê)	5,505	3,883
5.450% due 01/09/17 (Ñ)	2,425	2,168

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.250% due 08/28/17	1,300	1,188
5.950% due 12/28/17	2,350	2,129
6.625% due 04/01/18	9,810	9,336
Series GMTN 5.750% due 08/31/12	1,950	1,921
1.449% due 01/09/14 (Ê)	3,950	3,190
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705	693
National City Bank (Ê) Series BKNT 1.383% due 06/18/10	2,830	2,722
National City Corp. 1.490% due 06/16/10 (Ê)	460	437
4.000% due 02/01/11	3,875	3,609
Nationwide Financial Services 6.250% due 11/15/11	660	619
Nationwide Life Global Funding I (Ê)(Þ) 1.446% due 05/19/10	22,700	21,448
1.420% due 12/14/10	9,980	9,116
Nationwide Mutual Insurance Co. (Þ) 7.875% due 04/01/33	1,942	1,064
Series 144a 5.810% due 12/15/24	7,970	3,720
NB Capital Trust IV 8.250% due 04/15/27	555	342
Nevada Power Co. 7.125% due 03/15/19	1,425	1,445
Series L 5.875% due 01/15/15	725	701
Series O 6.500% due 05/15/18	450	440
News America Holdings, Inc. 9.250% due 02/01/13	25	27
7.900% due 12/01/95	715	562
8.250% due 10/17/96	240	200
News America, Inc. (Þ) 6.900% due 03/01/19	5,175	4,870
7.850% due 03/01/39	4,845	4,159
Nisource Finance Corp. 7.875% due 11/15/10	1,855	1,853
10.750% due 03/15/16 (Ñ)	1,325	1,418
6.400% due 03/15/18 (Ñ)	2,180	1,873
Nokia Corp. 5.375% due 05/15/19	1,700	1,684
6.625% due 05/15/39	1,840	1,831
Norfolk Southern Corp. 7.900% due 05/15/97	7,430	7,115
Nuveen Investments, Inc. 5.000% due 09/15/10	6,100	4,956
10.500% due 11/15/15 (Å)	1,171	591
Ohio Power Co. (Ñ) Series F 5.500% due 02/15/13	285	286
Oncor Electric Delivery Co. (Þ) 6.800% due 09/01/18	5,510	5,500
Oracle Corp. (Ñ) 5.750% due 04/15/18	2,345	2,484

	Principal Amount ($) or Shares	Market Value $
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,495
6.250% due 03/01/39	1,950	2,003
Pacificorp 5.650% due 07/15/18	1,950	2,039
5.500% due 01/15/19 (Ñ)	1,155	1,192
6.000% due 01/15/39 (Ñ)	1,245	1,245
Peabody Energy Corp. 7.875% due 11/01/26	500	458
Pemex Project Funding Master Trust 5.750% due 03/01/18	1,795	1,624
PetroHawk Energy Corp. (Þ) 10.500% due 08/01/14	3,430	3,447
Pfizer, Inc. 6.200% due 03/15/19	6,590	7,083
7.200% due 03/15/39	2,250	2,472
Philip Morris International, Inc. 6.875% due 03/17/14	3,980	4,363
5.650% due 05/16/18 (Ñ)	16,220	16,414
6.375% due 05/16/38	1,250	1,251
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	1,975	494
PNC Bank NA Series BKNT 6.875% due 04/01/18	2,400	2,286
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,182
Popular NA Capital Trust I 6.564% due 09/15/34	892	255
Praxair, Inc. 4.375% due 03/31/14	2,630	2,716
Princeton University (Ñ) 4.950% due 03/01/19	1,160	1,149
Principal Life Income Funding Trusts (Ñ) 5.300% due 04/24/13	400	377
Progress Energy, Inc. 7.050% due 03/15/19 (Ñ)	2,550	2,703
7.750% due 03/01/31	275	290
Protective Life Secured Trusts (Ê) 0.629% due 11/09/10	4,600	4,009
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,054
Qwest Communications International, Inc. Series * 7.250% due 02/15/11	2,520	2,482
Qwest Corp. 7.875% due 09/01/11	5,150	5,111
7.625% due 06/15/15	1,000	947
8.375% due 05/01/16 (Å)	2,625	2,612
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	1,065	586
Reckson Operating Partnership, LP 5.150% due 01/15/11	592	504
Reed Elsevier Capital, Inc. 7.750% due 01/15/14	3,140	3,215
8.625% due 01/15/19	4,950	5,182

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Roche Holdings, Inc. (Þ) 5.000% due 03/01/14	3,855	4,041
6.000% due 03/01/19	9,315	9,685
7.000% due 03/01/39	1,095	1,190
Rohm and Haas Co. (Ñ) 6.000% due 09/15/17	100	86
Roper Industries, Inc. 6.625% due 08/15/13	1,415	1,422
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	3,525	2,943
Saks, Inc. 9.875% due 10/01/11	555	522
Salem Communications Holding Corp. 7.750% due 12/15/10	800	242
Seagate Technology HDD Holdings 6.375% due 10/01/11	550	503
Seagate Technology International (Å) 10.000% due 05/01/14	550	542
Simon Property Group, LP 4.600% due 06/15/10	405	395
4.875% due 08/15/10 (Ñ)	175	171
5.600% due 09/01/11	1,300	1,237
5.750% due 05/01/12	2,090	1,946
5.300% due 05/30/13 (Ñ)	3,720	3,323
6.100% due 05/01/16 (Ñ)	1,955	1,690
6.125% due 05/30/18 (Ñ)	2,300	1,911
SLM Corp. 5.400% due 10/25/11	1,450	1,087
5.125% due 08/27/12	1,150	794
8.450% due 06/15/18	4,645	2,829
Series MTNA (Ñ) 4.500% due 07/26/10	2,160	1,884
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,367
Southern Copper Corp. (Ñ) 7.500% due 07/27/35	2,170	1,635
Southern Union Co. 7.200% due 11/01/66	1,010	520
Southwestern Energy Co. (Å) 7.500% due 02/01/18	750	729
Sprint Capital Corp. 7.625% due 01/30/11 (Ñ)	2,795	2,694
6.875% due 11/15/28	1,105	746
8.750% due 03/15/32	2,030	1,543
Sprint Nextel Corp. (Ê) 1.632% due 06/28/10	3,775	3,506
Staples, Inc. 7.750% due 04/01/11 (Ñ)	2,005	2,100
9.750% due 01/15/14	4,670	5,125
Steel Dynamics, Inc. (Å) 7.750% due 04/15/16	500	395
Stingray Pass-Through Trust (Þ) 5.902% due 01/12/15	4,000	420
Sun Life Financial Global Funding, LP (Ê)(Þ) 1.416% due 07/06/10	13,500	12,931
Sungard Data Systems, Inc. (Ñ) 10.250% due 08/15/15	1,896	1,650

	Principal Amount ($) or Shares	Market Value $
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	925	365
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	917
8.300% due 10/15/37 (Þ)	3,430	1,200
Target Corp. 7.000% due 01/15/38	860	812
Telesat Canada / Telesat LLC (Þ) 12.500% due 11/01/17	2,700	2,241
Tennessee Gas Pipeline Co. 8.000% due 02/01/16 (Þ)	3,305	3,371
7.000% due 10/15/28 (Ñ)	850	737
TEPPCO Partners, LP 6.650% due 04/15/18	3,625	3,115
Texas Competitive Electric Holdings Co. LLC 10.500% due 11/01/16	5,000	2,000
Series A (Ñ) 10.250% due 11/01/15	4,645	2,636
Ticketmaster Entertainment, Inc. (Þ) 10.750% due 07/28/16	1,990	1,358
Time Warner Cable, Inc. 8.250% due 02/14/14	1,560	1,711
8.750% due 02/14/19	3,735	4,199
8.250% due 04/01/19	500	553
Series WI 5.400% due 07/02/12 (Ñ)	2,575	2,613
6.550% due 05/01/37	3,940	3,632
Time Warner Entertainment Co., LP Series * 8.375% due 03/15/23	1,251	1,284
Time Warner, Inc. 5.500% due 11/15/11	2,515	2,582
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	3,600	1,476
Union Electric Co. 6.400% due 06/15/17	3,145	3,053
United Rentals North America, Inc. 6.500% due 02/15/12	1,000	895
United States Steel Corp. 5.650% due 06/01/13 (Ñ)	1,260	1,012
6.050% due 06/01/17	2,340	1,609
United Technologies Corp. 6.125% due 02/01/19	1,055	1,136
UnitedHealth Group, Inc. 5.250% due 03/15/11	20	20
4.875% due 02/15/13	400	390
6.000% due 06/15/17	930	856
6.500% due 06/15/37	675	543
US Oncology, Inc. 9.000% due 08/15/12	800	788
USB Capital IX (ƒ) 6.189% due 04/15/49	300	167
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/22/49	5,500	2,475
Valero Energy Corp. 6.625% due 06/15/37	2,850	2,257

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Valero Logistics Operations, LP (Ñ) 6.050% due 03/15/13	3,527	3,106
Verizon Communications, Inc. 5.250% due 04/15/13	300	315
6.350% due 04/01/19	7,310	7,596
6.400% due 02/15/38	3,025	2,818
Verizon Wireless Capital LLC (Þ) 8.500% due 11/15/18	15,115	18,102
Viacom, Inc. 5.750% due 04/30/11	5,270	5,268
Virginia Electric and Power Co. 8.875% due 11/15/38	2,020	2,613
Wachovia Bank NA Series BKNT 1.309% due 05/25/10 (Ê)	3,800	3,646
6.600% due 01/15/38	2,970	2,337
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	13,460	6,259
Wachovia Corp. 1.261% due 10/15/11 (Ê)	3,800	3,448
5.500% due 05/01/13	3,150	3,088
5.625% due 10/15/16	100	81
5.750% due 06/15/17 (Ñ)	2,980	2,732
5.750% due 02/01/18 (Ñ)	3,925	3,591
Wal-Mart Stores, Inc. 6.200% due 04/15/38	2,830	2,947
Walt Disney Co. (The) 4.500% due 12/15/13	765	794
Series MTNC (Ê) 1.192% due 07/16/10	7,900	7,903
Waste Management, Inc. 6.375% due 03/11/15	1,185	1,187
7.375% due 03/11/19	1,000	1,014
WellPoint, Inc. 5.850% due 01/15/36	1,205	937
6.375% due 06/15/37	1,920	1,586
Wells Fargo & Co. 1.273% due 10/28/15 (Ê)(Ñ)	7,200	5,181
5.625% due 12/11/17 (Ñ)	4,340	4,046
Series K (ƒ) 7.980% due 02/28/49	29,045	16,265
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	1,760	1,126
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 09/26/44	4,985	4,237
Whirlpool Corp. 8.000% due 05/01/12	850	865
8.600% due 05/01/14	1,125	1,153
Williams Cos., Inc. 7.125% due 09/01/11	1,625	1,641
7.625% due 07/15/19	1,407	1,386
8.750% due 01/15/20 (Å)	4,365	4,485
Willis North America, Inc. 5.125% due 07/15/10	2,290	2,070
Windstream Corp. Series WI 8.625% due 08/01/16	500	498

	Principal Amount ($) or Shares	Market Value $
WMG Acquisition Corp. (Ñ) 7.375% due 04/15/14	1,575	1,173
Xcel Energy, Inc. (Ñ) 6.500% due 07/01/36	1,200	1,127
XTO Energy, Inc. 6.500% due 12/15/18	5,180	5,265
Yum! Brands, Inc. 8.875% due 04/15/11	460	494
ZFS Finance USA Trust I (Þ)
5.875% due 05/09/62	2,620	1,389
6.500% due 05/09/67	1,910	1,031
Series 144a
6.150% due 12/15/65	5,475	2,902
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	5,205	2,811

		1,367,882

International Debt - 7.0%
Anglo American Capital PLC (Å) 9.375% due 04/08/19	2,110	2,148
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	5,000	4,992
Apidos CDO (Ê)(Å) Series 2007-CA Class A1 1.478% due 05/14/20	3,500	2,312
ArcelorMittal 6.125% due 06/01/18	4,500	3,626
ArcelorMittal USA Partnership 9.750% due 04/01/14	341	309
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	275	223
AstraZeneca PLC (Ñ) 5.900% due 09/15/17	1,100	1,157
6.450% due 09/15/37	900	969
AXA SA 6.463% due 12/14/18 (ƒ)(Þ)	400	160
8.600% due 12/15/30	515	388
Barclays Bank PLC 5.450% due 09/12/12	19,100	19,401
6.050% due 12/04/17 (Þ)	2,700	2,163
7.375% due 06/29/49 (ƒ)(Þ)	3,075	1,384
Barrick Gold Corp. (Ñ) 6.950% due 04/01/19	845	894
Barrick Gold Financeco LLC (Ñ) 6.125% due 09/15/13	3,400	3,522
BAT International Finance PLC (Þ) 9.500% due 11/15/18	2,100	2,386
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	2,240	2,358
6.500% due 04/01/19	3,770	4,095
Blue City Investments 1, Ltd. (Ê) Series A3 5.041% due 11/07/16	7,250	725
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	312
BP Capital Markets PLC 4.750% due 03/10/19	4,365	4,336
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ) 6.722% due 12/31/49	1,800	807

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canadian Natural Resources, Ltd. 5.150% due 02/01/13	1,575	1,547
5.700% due 05/15/17	150	143
5.850% due 02/01/35	100	77
6.500% due 02/15/37	425	356
6.250% due 03/15/38 (Ñ)	2,335	1,899
Catalyst Paper Corp. Series D 8.625% due 06/15/11	7,220	4,007
China Development Bank Corp. 5.000% due 10/15/15	400	419
Commonwealth Bank of Australia (ƒ)(Ñ)(Þ) 6.024% due 03/29/49	3,700	1,905
Corp. Nacional del Cobre de Chile - CODELCO (Þ) 7.500% due 01/15/19	2,200	2,344
6.150% due 10/24/36	100	84
Covidien International Finance SA 5.450% due 10/15/12 (Ñ)	795	825
6.000% due 10/15/17	1,915	1,963
Series WI 6.550% due 10/15/37	1,120	1,105
Credit Agricole SA (Ê)(Þ) 1.306% due 05/28/10	2,700	2,645
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1 1.928% due 05/29/49	3,595	1,438
Deutsche Bank AG (Ñ) 6.000% due 09/01/17	5,800	5,676
Digicel Group, Ltd. 8.875% due 01/15/15 (Þ)	1,250	906
9.125% due 01/15/15 (Ñ)(Þ)	1,800	1,224
Series REGS 8.875% due 01/15/15	1,093	792
DP World, Ltd. (Þ) 6.850% due 07/02/37	4,565	2,753
Electricite De France (Þ) 5.500% due 01/26/14	1,700	1,821
6.500% due 01/26/19	1,700	1,830
6.950% due 01/26/39	1,700	1,792
EnCana Corp. 6.500% due 02/01/38	2,100	1,955
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	675	524
7.000% due 07/15/34	1,775	990
Enel Finance International SA (Þ) 6.250% due 09/15/17	1,500	1,383
European Investment Bank (Ñ) 3.000% due 04/08/14	12,700	12,533
Export Development Canada 3.125% due 04/24/14	5,200	5,189
Export-Import Bank of China (Þ) 4.875% due 07/21/15	300	309
Export-Import Bank of Korea 8.125% due 01/21/14	870	912
FMG Finance Pty, Ltd. 10.625% due 09/01/16 (Å)	800	700
Series REGS 10.625% due 09/01/16	900	783

	Principal Amount ($) or Shares	Market Value $
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	4,640	3,619
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	17,900	16,378
Gaz Capital SA (Þ) 7.343% due 04/11/13	600	537
8.146% due 04/11/18	2,600	2,119
Grupo Senda Autotransporte SA de CV (Å) 10.500% due 10/03/15	4,500	2,565
HBOS PLC (ƒ)(Þ) 5.375% due 12/29/49	700	308
HSBC Holdings PLC 6.500% due 05/02/36	700	606
6.500% due 09/15/37	1,200	1,023
6.800% due 06/01/38	1,375	1,211
Indonesia Government International Bond (Þ) 11.625% due 03/04/19	1,410	1,685
Industrial Bank of Korea (Å) 7.125% due 04/23/14	3,350	3,296
Invesco, Ltd. 5.625% due 04/17/12	5,335	4,269
5.375% due 02/27/13 (Ñ)	2,060	1,515
Kansas City Southern de Mexico SA de CV 9.375% due 05/01/12 (Ñ)	700	641
12.500% due 04/01/16 (Þ)	3,600	3,474
Keycorp (Ê) 2.088% due 11/22/10	10,260	11,688
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	485	429
Kreditanstalt fuer Wiederaufbau Series GMTN 2.250% due 04/16/12	18,500	18,477
LeasePlan Corp. NV (Å) 3.000% due 05/07/12	7,500	7,497
Lloyds Banking Group PLC (ƒ)(Þ) 5.920% due 12/31/49	300	83
Millicom International Cellular SA 10.000% due 12/01/13	200	200
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	5,725	4,021
Mubadala Development Co. 5.750% due 05/06/14	2,100	2,079
7.625% due 05/06/19	3,985	3,956
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	4,050	3,194
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	8,725	8,586
Nippon Life Insurance (Þ) 4.875% due 08/09/10	3,250	3,072
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15 (Ñ)	3,255	1,709
7.125% due 10/15/33	5,400	2,349
Novartis Securities Investment, Ltd. 5.125% due 02/10/19	540	553
Petroleos Mexicanos (Þ) 8.000% due 05/03/19	4,400	4,681

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	170	148
POSCO (Ñ)(Þ) 8.750% due 03/26/14	3,440	3,657
PSB Finance SA for Promsvyazbank 9.625% due 05/23/12	1,025	739
Qatar Govt International Bond (Å) 5.150% due 04/09/14	3,470	3,548
6.550% due 04/09/19	2,510	2,592
Quebecor World Capital Corp. (Ø) 6.125% due 11/15/13	1,955	37
Ras Laffan Liquefied Natural Gas Co., Ltd. (Þ) 8.294% due 03/15/14	700	736
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	750	650
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.832% due 09/30/16	6,560	6,383
5.838% due 09/30/27	300	230
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	1,000	840
Republic of Peru 7.125% due 03/30/19	2,500	2,700
Republic of Turkey 7.500% due 11/07/19	3,180	3,157
RESI Finance, LP (Ê)(Þ) Series 2003-D Class B3 1.760% due 12/10/35	2,218	897
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ) Series 2003-D Class B7 6.210% due 12/10/35	2,580	696
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	9,245	5,146
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	17,525	9,639
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	12,085	11,396
8.950% due 05/01/14	2,210	2,288
9.000% due 05/01/19	3,730	3,835
7.125% due 07/15/28	2,340	1,951
Rogers Communications, Inc. 6.800% due 08/15/18	3,225	3,379
Royal Bank of Scotland Group PLC (ƒ) 7.640% due 03/31/49	1,600	464
Series 1 9.118% due 03/31/49	5,375	3,951
RSHB Capital SA for OJSC Russian Agricultural Bank 6.875% due 11/29/10	1,935	1,907
Russia Government International Bond Series REGS 5.000% due 03/31/30	2,635	2,565
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	3,800	2,375

	Principal Amount ($) or Shares	Market Value $
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	2,120	1,219
Shell International Finance BV 6.375% due 12/15/38	4,440	4,725
Shinsei Finance II (ƒ)(Þ) 7.160% due 07/25/49	1,970	473
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,200	833
Societe Financement de l’Economie Francaise (Å) 3.375% due 05/05/14	9,700	9,630
StatoilHydro ASA 5.250% due 04/15/19	2,150	2,199
Stora Enso OYJ (Þ) 7.250% due 04/15/36	1,840	846
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	342	291
Telecom Italia Capital SA 1.717% due 07/18/11 (Ê)	1,600	1,512
6.200% due 07/18/11 (Ñ)	1,810	1,824
6.999% due 06/04/18	2,615	2,460
7.721% due 06/04/38	4,095	3,576
Telefonica Emisiones SAU 5.984% due 06/20/11	1,610	1,677
6.421% due 06/20/16	1,130	1,182
Telemar Norte Leste SA (Å) 9.500% due 04/23/19	4,095	4,269
Thomson Reuters Corp. 6.500% due 07/15/18	750	719
TMK Capital SA for OAO TMK 10.000% due 07/29/11	1,100	741
TNK-BP Finance SA 6.125% due 03/20/12 (Ñ)(Þ)	500	423
7.500% due 03/13/13 (Þ)	1,635	1,357
7.875% due 03/13/18 (Ñ)(Å)	1,200	852
Series REGS 7.875% due 03/13/18	925	659
TransCapitalInvest, Ltd. for OJSC AK Transneft 5.670% due 03/05/14 (Þ)	1,730	1,393
8.700% due 08/07/18 (Þ)	1,000	877
Series REGS 5.670% due 03/05/14	2,610	2,068
Transocean, Inc. 5.250% due 03/15/13 (Ñ)	2,145	2,172
6.000% due 03/15/18	2,185	2,161
6.800% due 03/15/38	2,475	2,369
Tristan Oil, Ltd. 10.500% due 01/01/12 (Þ)	1,000	260
Series REGS 10.500% due 01/01/12	1,295	298
Tyco Electronics Group SA 6.000% due 10/01/12	8,535	7,781
6.550% due 10/01/17	5,390	4,148
7.125% due 10/01/37	2,990	1,824
Tyco International Finance SA 8.500% due 01/15/19	1,390	1,488

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBS AG Zero coupon due 12/17/31	4,690	768
Series DPNT 5.875% due 12/20/17	6,710	5,885
5.750% due 04/25/18	1,900	1,643
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	300	212
Vale Overseas, Ltd. 6.250% due 01/23/17 (Ñ)	200	195
6.875% due 11/21/36	200	163
Vedanta Resources PLC (Å) 9.500% due 07/18/18	2,500	1,825
VIP Finance Ireland, Ltd. 9.125% due 04/30/18 (Þ)	565	403
Series REGS 9.125% due 04/30/18	5,095	3,630
Virgin Media Finance PLC Series $ 8.750% due 04/15/14	950	941
WEA Finance LLC / WCI Finance LLC (Þ) 5.400% due 10/01/12	1,103	1,015
Weatherford International, Ltd. 9.625% due 03/01/19	1,625	1,754
9.875% due 03/01/39	620	608
Westfield Capital Corp., Ltd. (Þ) 5.125% due 11/15/14	925	800
White Mountains Re Group, Ltd. (ƒ)(Å) 7.506% due 05/29/49	13,600	6,530
XL Capital, Ltd. (ƒ) Series E 6.500% due 12/31/49	15,915	4,774
Xstrata Canada Corp. (Ñ) 6.000% due 10/15/15	1,050	792

		413,466

Loan Agreements - 1.0%
Adam Aircraft, Term Loan (Ø) 0.000% due 05/01/12	871	96
Avis Budget Holdings, Term Loan 4.790% due 04/19/12	807	368
AWAS, Second Lien Term Loan 7.250% due 03/21/13	735	507
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan 6.950% due 07/01/13	5,650	2,768
Douglas Dynamics, Term Loan 3.470% due 05/21/13	2,254	1,871
Energy Future Holdings Corp., Term Loan B 2 3.928% due 10/10/14	65	44
3.969% due 10/10/14	6,320	4,270
First Data Corp., Term Loan B 3.178% due 09/24/14	403	293
3.190% due 09/24/14	6,643	4,835

	Principal Amount ($) or Shares	Market Value $
Ford Motor Co. , Term Loan 3.460% due 12/15/13	7,917	4,987
4.140% due 12/15/13	3,958	2,494
General Motors Corp., Term Loan B 8.000% due 11/29/13	3,778	2,453
Georgia-Pacific Corp., Term Loan B 2.428% due 12/20/12	186	173
3.293% due 12/20/12	2,682	2,491
HCA, Inc., Term Loan A 3.220% due 11/18/12	4,281	3,871
HCA, Inc., Term Loan B 3.470% due 12/30/13	5,597	5,065
Healthsouth Corp., Term Loan B 2.930% due 03/10/13	51	46
2.960% due 03/10/13	2,704	2,420
Huntsman International LLC, Term Loan 2.178% due 04/19/14	2,840	2,343
Idearc, Inc., Term Loan B 6.250% due 11/17/14	5,884	2,259
Kelson Holdings, Inc., First Lien Term Loan 4.470% due 03/08/13	10,000	8,260
Newsday Corp., Fixed Rate Term Loan 9.750% due 07/09/13	3,625	3,489
OSI Restaurant Partners, LLC, Revolver 4.500% due 06/14/14	18	13
OSI Restaurant Partners, LLC, Term Loan B 2.750% due 06/14/14	2,442	1,612
3.570% due 06/14/14	135	94
Stallion Oilfield Services, Inc., Tranche B Term Loan 7.736% due 06/12/13	5,810	988
Talecris Biotherapeutics, Inc., Second Lien Term Loan 7.740% due 12/06/14	1,100	957
United Airlines, Inc., Term Loan B 2.438% due 02/01/14	892	445
2.500% due 02/01/14	374	186

		59,698

Mortgage-Backed Securities - 57.9%
Accredited Mortgage Loan Trust (Ê) Series 2006-2 Class A2 0.528% due 09/25/36	3,579	3,003
Adjustable Rate Mortgage Trust (Ê) Series 2005-1 Class 5A2 0.768% due 05/25/35	525	304
Series 2005-3 Class 8A2 0.678% due 07/25/35	1,088	448
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 0.678% due 07/25/37	4,971	1,797
American Home Mortgage Assets (Ê) Series 2006-1 Class 1A3 0.668% due 05/25/46	7,868	1,617
Series 2006-2 Class 2A2 0.668% due 09/25/46	8,123	1,674

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-3 Class 1A22 2.883% due 07/25/36	3,613	819
Series 2006-3 Class 1A3 0.842% due 10/25/46	8,132	1,165
Series 2006-4 Class 1A11 0.712% due 10/25/46	12,484	4,693
Series 2006-4 Class 2A2 2.803% due 10/25/46	10,731	1,989
Series 2006-5 Class A2 2.603% due 11/25/46	8,552	1,772
Series 2006-6 Class A1C 0.718% due 11/25/36	2,075	284
Series 2007-2 Class A1 0.563% due 03/25/47	4,583	1,747
Series 2007-4 Class A2 0.628% due 08/25/37	12,480	3,713
American Home Mortgage Investment Trust Series 2004-1 Class 1A (Ê) 0.788% due 04/25/44	257	132
Series 2004-4 Class 4A (Ê) 4.390% due 02/25/45	965	586
Series 2005-2 Class 1A1 (Ê) 0.738% due 09/25/45	5,393	2,221
Series 2005-2 Class 5A3 5.077% due 09/25/35	2,920	2,631
Series 2005-4 Class 1A1 (Ê) 0.728% due 11/25/45	1,063	430
Series 2006-1 Class 1A2 (Ê) 0.628% due 03/25/46	9,603	2,042
Series 2007-1 Class GA1C (Ê) 0.628% due 05/25/47	6,757	2,619
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A2 1.549% due 09/18/17	13,700	10,379
Asset Backed Funding Certificates (Ê) Series 2006-OPT Class A3A 0.498% due 11/25/36	180	170
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.938% due 04/25/33	653	551
Series 2003-10 Class 2A1 6.000% due 12/25/33	643	595
Series 2003-10 Class 2A2 (Ê) 0.888% due 12/25/33	1,632	1,190
Series 2004-2 Class 1A1 6.000% due 03/25/34	1,286	1,087
Series 2004-10 Class 1CB1 6.000% due 11/25/34	425	347
Series 2004-11 Class 1CB1 6.000% due 12/25/34	489	364
Series 2005-1 Class 2A1 5.500% due 02/25/20	3,175	2,511
Series 2005-3 Class 2A1 5.500% due 04/25/20	585	462
Series 2005-5 Class 2CB1 6.000% due 06/25/35	759	467
Series 2005-6 Class 7A1 5.500% due 07/25/20	915	815

	Principal Amount ($) or Shares	Market Value $
Series 2005-9 Class 5A1 5.500% due 10/25/20	1,093	809
Series 2006-5 Class CB17 6.000% due 06/25/46	2,501	1,357
Series 2006-6 Class CB6 6.000% due 07/25/46	1,770	1,227
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	358	396
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	897	990
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	310	352
Series 2004-3 Class A3 4.875% due 06/10/39	453	452
Series 2005-2 Class A3 4.611% due 07/10/43	546	540
Series 2005-2 Class A4 4.783% due 07/10/43	3,855	3,395
Series 2005-3 Class A2 4.501% due 07/10/43	2,080	2,012
Series 2005-5 Class A4 5.115% due 10/10/45	7,755	6,774
Series 2005-6 Class A4 5.352% due 09/10/47	1,500	1,301
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	3,570
Series 2006-4 Class A4 5.634% due 07/10/46	4,410	3,596
Series 2007-2 Class A2 5.634% due 04/10/49	180	154
Series 2007-2 Class A4 5.867% due 04/10/49	9,238	7,245
Series 2008-1 Class A4 6.166% due 02/10/51	2,565	2,040
Series 2008-1 Class B (Þ) 6.397% due 02/10/51	1,562	282
Series 2008-1 Class C (Þ) 6.397% due 02/10/51	1,507	212
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	794	584
Series 2005-8 Class 1A1 5.500% due 01/25/36	992	780
Series 2005-D Class A1 (Ê) 3.987% due 05/25/35	1,356	1,093
Series 2005-F Class 1A2 (Ê) 0.797% due 09/20/35	368	104
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	3,518
Series 2006-A Class 3A2 5.838% due 02/20/36	1,504	707
Series 2006-A Class 4A1 (Ê) 5.562% due 02/20/36	4,100	2,542
Series 2006-F Class 1A2 (Ê) 5.190% due 07/20/36	315	84

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-H Class 4A4 6.166% due 09/20/46	1,214	296
Series 2006-J Class 4A1 6.105% due 01/20/47	1,163	575
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.888% due 12/25/33	3,433	3,177
Series 2003-D Class 1A2 (Ê) 5.372% due 05/25/33	1	1
Series 2004-1 Class 5A1 6.500% due 09/25/33	66	65
Series 2004-2 Class 1A9 (Ê) 0.888% due 03/25/34	2,456	2,180
Series 2004-11 Class 2A1 5.750% due 01/25/35	3,324	2,876
Series 2004-D Class 1A1 (Ê) 4.909% due 05/25/34	137	115
Series 2004-F Class 1A1 (Ê) 4.517% due 07/25/34	1,395	945
Series 2004-I Class 2A2 (Ê) 4.671% due 10/25/34	247	185
Series 2004-L Class 2A1 (Ê) 4.372% due 01/25/35	3,728	3,108
Series 2005-8 Class A7 5.500% due 09/25/35	535	534
Series 2005-G Class 2A1 (Ê) 4.920% due 08/25/35	1,871	1,341
Series 2005-H Class 2A5 (Ê) 4.802% due 09/25/35	3,300	1,768
Series 2005-I Class 2A2 (Ê) 4.869% due 10/25/35	3,213	675
Series 2005-I Class 4A1 (Ê) 5.268% due 10/25/35	2,003	1,385
Series 2005-L Class 3A1 (Ê) 5.457% due 01/25/36	1,925	1,510
Series 2006-2 Class A12 6.000% due 07/25/36	1,558	1,266
Series 2006-2 Class A15 6.000% due 07/25/36	2,513	2,111
Series 2006-B Class 1A1 (Ê) 6.171% due 11/20/36	1,508	664
Series 2007-3 Class 1A1 6.000% due 09/25/37	6,878	4,438
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 5.320% due 02/25/33	14	13
Series 2003-1 Class 6A1 5.031% due 04/25/33	92	81
Series 2003-8 Class 4A1 5.148% due 01/25/34	310	218
Series 2004-1 Class 21A1 4.861% due 04/25/34	1,672	1,154
Series 2004-3 Class 1A1 (Ê) 4.568% due 07/25/34	1,132	828
Series 2004-8 Class 2A1 5.110% due 11/25/34	3,509	2,815

	Principal Amount ($) or Shares	Market Value $
Series 2004-9 Class 22A1 (Ê) 4.793% due 11/25/34	773	588
Series 2004-10 Class 22A1 4.960% due 01/25/35	1,198	1,079
Series 2005-2 Class A1 (Ê) 2.940% due 03/25/35	15,271	12,386
Series 2005-2 Class A2 (Ê) 2.388% due 03/25/35	2,792	2,258
Series 2005-5 Class A2 (Ê) 4.550% due 08/25/35	3,761	2,932
Series 2005-10 Class A1 (Ê) 4.750% due 10/25/35	2,763	2,661
Series 2005-10 Class A3 (Ê) 4.650% due 10/25/35	2,000	1,045
Series 2007-1 Class 3A2 5.749% due 02/25/47	3,336	1,032
Series 2007-3 Class 1A1 5.463% due 05/25/47	7,546	4,150
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.363% due 05/25/35	1,854	1,054
Series 2005-5 Class 21A1 4.970% due 07/25/35	3,841	1,840
Series 2005-7 Class 22A1 5.491% due 09/25/35	722	373
Series 2005-8 Class 11A1 (Ê) 0.708% due 10/25/35	2,377	1,098
Series 2006-3 Class 22A1 5.994% due 05/25/36	6,027	3,348
Series 2006-3 Class 33A1 (Ê) 6.104% due 05/25/36	1,689	854
Series 2006-4 Class 13A1 (Ê) 0.598% due 08/25/36	12,035	4,303
Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class A4 4.680% due 08/13/39	1,115	1,032
Series 2005-PW1 Class A4 5.405% due 12/11/40	5,000	4,441
Series 2005-PWR Class A4B 4.943% due 09/11/42	85	61
Series 2005-T18 Class A4 4.933% due 02/13/42	2,192	1,927
Series 2005-T20 Class A4A 5.299% due 10/12/42	6,700	5,836
Series 2006-PW1 Class A4 5.201% due 12/11/38	2,440	2,026
5.540% due 09/11/41	6,250	5,248
Series 2007-PW1 Class A4 5.909% due 06/11/40	5,198	4,307
5.331% due 02/11/44	100	81
5.694% due 06/11/50	4,500	3,538
Series 2007-T26 Class A4 5.471% due 01/12/45	400	336
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR1 Class 1A2 0.688% due 07/25/36	11,846	2,657

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR2 Class 1A1 0.638% due 09/25/46	9,077	3,184
Series 2006-AR2 Class 2A1 0.668% due 10/25/36	2,394	842
Series 2006-AR3 Class 1A1 0.618% due 10/25/36	2,371	857
Series 2006-AR4 Class A1 0.648% due 12/25/36	2,795	1,065
Series 2006-AR5 Class 1A1 0.598% due 12/25/46	5,896	2,204
Series 2007-AR2 Class A1 0.608% due 03/25/37	2,952	789
Series 2007-AR2 Class A3 0.668% due 03/25/37	11,214	1,333
Series 2007-AR3 Class 1A1 0.578% due 03/25/37	4,385	1,708
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.652% due 01/26/36	2,681	1,673
Series 2007-R6 Class 2A1 5.726% due 12/26/46	1,552	899
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	1,645	1,624
Series 2006-S4 Class A3 6.000% due 12/25/36	2,656	2,270
Series 2006-S4 Class A4 6.000% due 12/25/36	1,557	1,525
Series 2007-A1 Class 1A3 4.933% due 02/25/37	2,045	1,750
Series 2007-A1 Class 2A1 4.138% due 02/25/37	1,463	1,273
Series 2007-A1 Class 4A1 4.831% due 02/25/37	424	344
Series 2007-A1 Class 5A1 4.160% due 02/25/37	1,394	1,080
Series 2007-A1 Class 8A1 4.234% due 02/25/37	6,938	6,195
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A6 6.000% due 06/25/36	1,091	711
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,000	1,201
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 5.917% due 03/15/49	3,650	2,895
Series 2006-C5 Class A4 5.431% due 10/15/49	905	743
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	347	279
Series 2006-AR3 Class 2A4A 5.900% due 06/25/36	3,854	2,209
Series 2006-AR5 Class 2A1A 6.133% due 07/25/36	3,200	1,480
Series 2006-WFH Class A2 (Ê) 0.538% due 10/25/36	4,023	3,699

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR8 Class 2A1A 5.913% due 07/25/37	3,105	1,741
Series 2008-RR1 Class A1A1 (Ê)(Å) 0.592% due 01/25/37	548	479
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.399% due 07/15/44	10,680	9,311
Series 2006-CD3 Class A5 5.617% due 10/15/48	4,465	3,701
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	1,677	1,228
Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,484	1,523
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.220% due 12/10/49	4,555	3,272
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/14/34	1,513	1,526
Series 2006-C7 Class A2 5.690% due 06/10/46	1,060	989
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,071
Series 2007-C9 Class A4 5.816% due 12/10/49	5,500	4,413
Countrywide Alternative Loan Trust Series 2003-20C Class 1A2 5.500% due 10/25/33	642	588
Series 2004-2CB Class 1A4 (Ê) 0.838% due 03/25/34	518	359
Series 2004-28C Class 6A1 6.000% due 01/25/35	678	526
Series 2004-J8 Class 1A1 7.000% due 09/25/34	635	502
Series 2005-1CB Class 2A1 6.000% due 03/25/35	9,964	5,551
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,646	1,103
Series 2005-16 Class A1 (Ê) 3.278% due 06/25/35	3,166	1,071
Series 2005-24 Class 3A2 (Ê) 0.847% due 07/20/35	2,456	428
Series 2005-32T Class A7 (Ê) 0.688% due 08/25/35	1,704	1,346
Series 2005-38 Class A1 (Ê) 3.133% due 09/25/35	1,317	518
Series 2005-38 Class A3 (Ê) 0.788% due 09/25/35	1,317	523
Series 2005-51 Class 1A1 (Ê) 0.767% due 11/20/35	1,655	678
Series 2005-51 Class 1A2A (Ê) 0.737% due 11/20/35	3,083	2,416
Series 2005-51 Class 2A1 (Ê) 0.747% due 11/20/35	377	143

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-51 Class 2A2A (Ê) 0.737% due 11/20/35	53	45
Series 2005-51 Class 4A1 (Ê) 0.767% due 11/20/35	577	216
Series 2005-56 Class 2A2 (Ê) 3.673% due 11/25/35	1,412	617
Series 2005-56 Class 3A1 (Ê) 0.728% due 11/25/35	456	173
Series 2005-56 Class 4A1 (Ê) 0.748% due 11/25/35	1,167	470
Series 2005-58 Class A2 (Ê) 0.837% due 12/20/35	1,622	297
Series 2005-59 Class 1A1 (Ê) 0.852% due 11/20/35	2,733	1,096
Series 2005-59 Class 1A2B (Ê) 0.805% due 11/20/35	3,900	3,413
Series 2005-62 Class 1A1 (Ê) 0.738% due 12/25/35	1,898	712
Series 2005-63 Class 3A1 5.886% due 11/25/35	2,564	1,424
Series 2005-63 Class 5A1 (Ê) 5.308% due 12/25/35	3,811	1,856
Series 2005-72 Class A2 (Ê) 0.798% due 01/25/36	1,489	293
Series 2005-85C Class 2A2 5.500% due 02/25/36	70	44
Series 2005-J8 Class 1A3 5.500% due 07/25/35	2,445	1,690
Series 2005-J13 Class 2A3 5.500% due 11/25/35	1,223	801
Series 2006-9T1 Class A7 6.000% due 05/25/36	1,170	712
Series 2006-23C Class 1A6 6.000% due 08/25/36	3,398	2,224
Series 2006-43C Class 1A7 6.000% due 02/25/37	568	358
Series 2006-J2 Class A3 6.000% due 04/25/36	1,806	1,156
Series 2006-OA1 Class 1A3 (Ê) 0.747% due 12/20/46	5,101	593
Series 2006-OA1 Class 2A1 (Ê) 0.657% due 03/20/46	5,537	2,044
Series 2006-OA1 Class 4A1 (Ê) 0.628% due 08/25/46	3,226	1,161
Series 2006-OA1 Class A1 (Ê) 0.627% due 02/20/47	4,136	1,463
Series 2006-OA1 Class A2 (Ê) 0.657% due 09/20/46	6,329	2,208
Series 2006-OA2 Class A1 (Ê) 0.598% due 02/25/47	3,329	1,274
Series 2006-OA2 Class A2A (Ê) 0.597% due 05/20/46	110	91
Series 2006-OA3 Class 1A2 (Ê) 0.698% due 05/25/36	3,565	534
Series 2006-OA6 Class 1A3 (Ê) 0.708% due 07/25/46	1,304	227
Series 2006-OA7 Class 1A4 (Ê) 2.573% due 06/25/46	8,723	1,577

	Principal Amount ($) or Shares	Market Value $
Series 2006-OA9 Class 2A2 (Ê) 3.203% due 07/20/46	4,031	586
Series 2006-OC7 Class 2A1 (Ê) 0.508% due 07/25/36	1,044	977
Series 2006-OC8 Class 2A2A (Ê) 0.558% due 11/25/36	4,415	1,396
Series 2006-OC9 Class A1 (Ê) 0.513% due 09/25/35	4,785	4,359
Series 2006-OC9 Class A2A (Ê) 0.598% due 09/25/35	8,700	2,715
Series 2007-15C Class A5 5.750% due 07/25/37	12,392	6,138
Series 2007-HY3 Class 1A1 (Ê) 5.990% due 03/25/47	19,495	9,817
Series 2007-J2 Class 2A1 6.000% due 07/25/37	3,849	2,099
Series 2007-OA1 Class A1A (Ê) 3.013% due 04/25/43	7,623	2,297
Series 2007-OA4 Class A1 (Ê) 0.608% due 05/25/47	4,328	1,496
Series 2007-OA6 Class A1B (Ê) 0.638% due 06/25/37	1,906	707
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.938% due 05/25/18	2,066	1,721
Series 2003-20 Class 1A9 5.500% due 07/25/33	1,631	1,626
Series 2003-42 Class M (Ê) 5.395% due 10/25/33	697	316
Series 2003-52 Class A1 5.267% due 02/19/34	2,302	1,578
Series 2004-12 Class 1M 4.727% due 08/25/34	321	89
Series 2004-16 Class 1A1 (Ê) 0.838% due 09/25/34	1,351	567
Series 2004-22 Class A3 4.787% due 11/25/34	2,343	1,474
Series 2004-HYB Class 1A1 4.726% due 02/20/35	4,223	3,076
Series 2004-HYB Class A2 4.533% due 11/20/34	1,813	1,056
Series 2004-J9 Class 2A1 5.250% due 01/25/35	1,754	1,725
Series 2005-11 Class 5A1 (Ê) 0.738% due 03/25/35	41	17
Series 2005-29 Class A1 5.750% due 12/25/35	2,534	1,838
Series 2005-HYB Class 2A1 4.893% due 08/20/35	7,372	4,342
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	442	286
Series 2005-HYB Class 4A1 5.544% due 12/20/35	3,233	1,894
Series 2005-R2 Class 2A4 (Þ) 8.500% due 06/25/35	321	350
Series 2006-1 Class A2 6.000% due 03/25/36	1,130	729

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class A3 6.000% due 03/25/36	401	219
Series 2006-13 Class 1A23 6.250% due 09/25/36	474	374
Series 2006-15 Class A3 6.250% due 10/25/36	952	738
Series 2006-20 Class B1 Interest Only STRIP 6.000% due 02/25/37	1,228	105
Series 2006-HYB Class 3A1A 6.045% due 05/20/36	2,337	1,294
Series 2006-J4 Class A2 6.250% due 09/25/36	845	717
Series 2006-J4 Class A10 6.250% due 09/25/36	513	388
Series 2006-OA5 Class 2A1 (Ê) 0.638% due 04/25/46	4,515	1,635
Series 2006-R2 Class AF1 (Ê)(Þ) 0.858% due 07/25/36	3,574	1,913
Series 2007-14 Class A19 6.000% due 09/25/37	7,891	5,092
Series 2007-18 Class 2A1 6.500% due 11/25/37	3,225	2,126
Series 2007-HY1 Class 1A2 5.677% due 04/25/37	1,119	276
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN Class A4 5.435% due 09/15/34	7,314	7,237
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	985	856
Series 2002-30 Class DB1 7.390% due 11/25/32	700	661
Series 2003-29 Class 5A1 7.000% due 12/25/33	116	95
Series 2004-1 Class 3A1 7.000% due 02/25/34	47	43
Series 2004-C1 Class A3 4.321% due 01/15/37	2,521	2,458
Series 2005-9 Class 2A1 5.500% due 10/25/35	6,467	4,436
Series 2005-C6 Class A4 5.230% due 12/15/40	2,605	2,228
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	10,730	6,488
Series 2006-C1 Class AAB 5.681% due 02/15/39	1,610	1,446
Series 2006-C3 Class B 6.020% due 06/15/38	2,153	389
Series 2006-C4 Class A3 5.467% due 09/15/39	8,504	6,151
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	3,686
Series 2007-C3 Class A4 5.912% due 06/15/39	3,500	2,472
Series 2007-C3 Class B 5.912% due 06/15/39	794	148

	Principal Amount ($) or Shares	Market Value $
Series 2007-C5 Class B 6.325% due 09/15/40	2,584	460
Crown Castle Towers LLC (Þ) Series 2005-1A Class AFL (Ê) 0.831% due 06/15/35	7,395	6,988
Series 2005-1A Class AFX 4.643% due 06/15/35	2,335	2,265
Series 2005-1A Class C 5.074% due 06/15/35	741	697
Series 2006-1A Class AFX 5.245% due 11/15/36	1,710	1,573
CW Capital Cobalt, Ltd. Series 2006-C1 Class A2 5.174% due 08/15/48	80	71
Deutsche ALT-A Securities NIM Trust (Å) Series 2007-AHM Class N1 6.750% due 02/25/47	51	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	594	566
Series 2005-AR1 Class 2A3 4.973% due 08/25/35	925	672
Series 2006-AB4 Class A1C 6.000% due 10/25/36	2,047	1,347
Series 2007-OA1 Class A1 (Ê) 0.588% due 02/25/47	8,297	2,989
Series 2007-OA2 Class A1 (Ê) 2.284% due 04/25/47	18,792	6,376
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S Interest Only STRIP 1.072% due 03/10/32	4,155	49
Series 1999-CG3 Class A3 7.730% due 10/10/32	1,470	1,481
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 3.913% due 07/19/44	504	152
Series 2006-AR1 Class 2A1A (Ê) 2.454% due 04/19/47	2,033	812
Fannie Mae 5.190% due 2012	2,572	2,706
5.500% due 2013	9	9
5.000% due 2014	37	38
5.500% due 2014	26	28
6.500% due 2015	9	10
5.000% due 2016	243	251
5.500% due 2016	53	55
6.000% due 2016	570	604
8.000% due 2016	10	11
11.000% due 2016	68	77
5.000% due 2017	6,001	6,252
5.500% due 2017	364	381
6.000% due 2017	441	464
6.500% due 2017	889	940
7.000% due 2017	27	29
8.000% due 2017	31	33

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.000% due 2018	5,171	5,287
4.500% due 2018	13,050	13,518
5.000% due 2018	22,065	22,999
5.500% due 2018	342	358
6.500% due 2018	177	188
7.000% due 2018	101	109
10.000% due 2018	28	31
5.000% due 2019	13,788	14,362
5.500% due 2019	146	154
6.000% due 2019	4,300	4,539
6.500% due 2019	88	94
4.000% due 2020	77	76
4.500% due 2020	1,034	1,071
5.000% due 2020	5,643	5,863
5.500% due 2020	1,012	1,059
6.000% due 2020	5,835	6,160
6.500% due 2020	36	38
8.000% due 2020	5	5
5.000% due 2021	5,988	6,215
5.500% due 2021	3,085	3,216
5.000% due 2022	656	679
5.500% due 2022	22,143	23,067
6.500% due 2022	53	57
5.000% due 2023	3,671	3,802
5.500% due 2023	5,421	5,647
5.000% due 2024	500	518
6.500% due 2024	771	818
7.500% due 2024	5	6
8.000% due 2024	64	70
10.000% due 2024	17	19
5.145% due 2025 (Ê)	16	16
7.000% due 2025	2	3
4.498% due 2026 (Ê)	273	275
6.000% due 2026	1,854	1,949
7.000% due 2026	188	204
9.000% due 2026	23	25
6.000% due 2027	4,907	5,147
7.000% due 2027	6	6
7.500% due 2027	16	18
6.500% due 2028	247	265
7.000% due 2028	353	382
5.500% due 2029	1	1
6.500% due 2029	573	612
7.000% due 2029	1,724	1,865
7.500% due 2029	92	101
8.000% due 2029	4	5
8.500% due 2029	2	2
6.500% due 2030	161	173
7.000% due 2030	626	680
7.500% due 2030	331	360
8.000% due 2030	358	389
8.500% due 2030	705	772
9.500% due 2030	106	119
6.500% due 2031	478	513
7.000% due 2031	1,595	1,720
7.500% due 2031	551	598
8.000% due 2031	668	730
8.500% due 2031	363	396

	Principal Amount ($) or Shares	Market Value $
6.500% due 2032	1,474	1,581
7.000% due 2032	4,560	4,913
7.500% due 2032	394	427
8.000% due 2032	24	26
8.500% due 2032	42	46
3.553% due 2033 (Ê)	538	537
3.708% due 2033 (Ê)	68	68
3.727% due 2033 (Ê)	1,465	1,470
3.977% due 2033 (Ê)	358	356
4.375% due 2033 (Ê)	16	16
4.390% due 2033 (Ê)	664	670
5.000% due 2033	4,291	4,431
5.079% due 2033 (Ê)	19	19
5.171% due 2033 (Ê)	130	134
5.500% due 2033	9,877	10,276
6.000% due 2033	972	1,024
6.500% due 2033	1,079	1,153
7.000% due 2033	1,201	1,292
4.203% due 2034 (Ê)	264	264
4.691% due 2034 (Ê)	1,800	1,816
4.708% due 2034 (Ê)	1,895	1,940
4.960% due 2034 (Ê)	1,047	1,074
5.000% due 2034	13,622	14,050
5.500% due 2034	20,786	21,617
6.000% due 2034	2,430	2,556
6.500% due 2034	1,237	1,317
7.000% due 2034	443	478
7.500% due 2034	229	247
3.956% due 2035 (Ê)	705	718
4.017% due 2035 (Ê)	2,253	2,271
4.330% due 2035 (Ê)	2,480	2,520
4.342% due 2035 (Ê)	1,357	1,379
4.750% due 2035 (Ê)	3,033	3,095
4.805% due 2035 (Ê)	1,407	1,440
4.827% due 2035 (Ê)	4,490	4,608
5.000% due 2035	23,986	24,737
5.008% due 2035 (Ê)	1,859	1,910
5.045% due 2035 (Ê)	348	363
5.144% due 2035 (Ê)	426	438
5.500% due 2035	11,299	11,746
6.000% due 2035	9,224	9,716
6.500% due 2035	89	95
7.000% due 2035	485	520
7.500% due 2035	1,249	1,360
4.740% due 2036 (Ê)	504	519
5.000% due 2036	7,055	7,272
5.500% due 2036	8,189	8,448
6.000% due 2036	35,773	37,442
6.318% due 2036 (Ê)	88	92
6.500% due 2036	8,013	8,579
7.000% due 2036	931	998
4.427% due 2037 (Ê)	1,633	1,666
5.000% due 2037	3,785	3,897
5.500% due 2037	63,727	66,014
5.548% due 2037 (Ê)	3,512	3,661
6.000% due 2037	61,151	63,989
6.500% due 2037	9,824	10,386
7.000% due 2037	302	321

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2038	2,977	3,065
5.500% due 2038	74,540	77,313
6.000% due 2038	55,094	57,653
6.500% due 2038	184	195
5.000% due 2039	1,448	1,491
5.500% due 2039	13,885	14,395
6.000% due 2039	7,038	7,364
3.033% due 2040 (Ê)	288	285
2.833% due 2043 (Ê)	202	200
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	56	11
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	55	8
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 08/01/31	96	14
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	34	4
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	2,797	290
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	2,857	322
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	8,445	730
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	9,387	810
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	13,319	1,402
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	2,464	323
15 Year TBA (Ï) 4.500%	6,000	6,163
5.000%	5,060	5,234
5.500%	26,140	27,202
6.000%	4,150	4,355
30 Year TBA (Ï) 4.500%	36,550	36,985
5.000%	123,597	127,112
5.500%	482,326	499,044
6.000%	26,200	27,366
6.500%	166,350	175,888
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	28	30
Series 2000-T6 Class A1 7.500% due 06/25/30	59	64
Series 2001-T8 Class A2 9.500% due 07/25/41	203	221

	Principal Amount ($) or Shares	Market Value $
Series 2002-T19 Class A1 6.500% due 07/25/42	604	642
Series 2003-T4 Class 2A5 5.407% due 09/26/33	833	589
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	261	284
Series 1997-68 Class SC (Ê) Interest Only STRIP 8.031% due 05/18/27	79	10
Series 1999-56 Class Z 7.000% due 12/18/29	1,120	1,198
Series 2001-4 Class SA (Ê) Interest Only STRIP 7.102% due 02/17/31	140	13
Series 2003-21 Class M 5.000% due 02/25/17	404	415
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	321	39
Series 2003-32 Class FH (Ê) 0.838% due 11/25/22	2,416	2,391
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	464	44
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,920	236
Series 2003-35 Class FY (Ê) 0.838% due 05/25/18	4,797	4,737
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	472	46
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	451	56
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	494	49
Series 2003-78 Class FI (Ê) 0.838% due 01/25/33	2,445	2,398
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	354	19
Series 2003-82 Class WI Interest Only STRIP 6.000% due 08/25/32	55	1
Series 2003-122 Class AJ 4.500% due 02/25/28	497	507
Series 2004-21 Class FL (Ê) 0.788% due 11/25/32	1,178	1,164
Series 2004-70 Class EB 5.000% due 10/25/24	3,275	3,418
Series 2005-65 Class FP (Ê) 0.688% due 08/25/35	245	244
Series 2005-69 Class IO (Ê) Interest Only STRIP Zero coupon due 08/25/35	40	1

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-79 Class FC (Ê) 0.738% due 02/25/22	2,719	2,661
Series 2005-110 Class MB 5.500% due 09/25/35	2,109	2,184
Series 2006-5 Class 3A2 (Ê) 4.628% due 05/25/35	468	473
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,877
Series 2006-48 Class LG Zero coupon due 06/25/36	742	638
Series 2006-81 Class LF (Ê) 1.000% due 09/25/36	121	117
Series 2006-118 Class A1 (Ê) 0.498% due 12/25/36	404	364
Series 2006-118 Class A2 (Ê) 0.498% due 12/25/36	1,456	1,312
Series 2007-27 Class XA (Ê) Zero coupon due 05/25/35	77	72
Series 2007-42 Class LF (Ê) Zero coupon due 05/25/37	276	263
Series 2007-53 Class UF (Ê) Zero coupon due 06/25/37	147	142
Series 2007-56 Class GY (Ê) Zero coupon due 06/25/37	74	71
Series 2007-73 Class A1 (Ê) 0.498% due 07/25/37	4,048	3,591
Series 2008-22 Class FD (Ê) 1.278% due 04/25/48	11,229	11,087
Series 2008-56 Class FD (Ê) 1.378% due 07/25/48	12,053	11,834
Series 2008-62 Class DY 4.000% due 07/25/23	6,440	6,370
Series 2008-70 Class BY 4.000% due 08/25/23	5,310	5,224
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.500% due 12/25/42	115	124
Series 2003-W4 Class 4A 7.500% due 10/25/42	55	59
Series 2003-W17 Class 1A6 5.310% due 08/25/33	7,100	7,249
Series 2004-W9 Class 2A1 6.500% due 02/25/44	312	326
Series 2004-W11 Class 1A2 6.500% due 05/25/44	644	673
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	300	317
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	89	99
Series 2003-58 Class 2A 6.500% due 09/25/43	298	311
Series 2005-63 Class 1A1 (Ê) 2.833% due 02/25/45	137	123

	Principal Amount ($) or Shares	Market Value $
FHA PJ Reilly 67 NCP 7.430% due 01/01/24	59	59
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A5 Interest Only STRIP 0.588% due 12/25/36	4,675	518
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.310% due 09/25/34	417	262
Series 2005-AA2 Class 1A1 (Ê) 3.937% due 03/25/35	202	126
Series 2005-AA5 Class 1A1 (Ê) 5.543% due 07/25/35	278	161
Series 2005-AA7 Class 2A1 (Ê) 5.402% due 09/25/35	3,115	1,598
Series 2006-AA5 Class A2 (Ê) Interest Only STRIP 6.504% due 09/25/36	1,640	234
Series 2006-FA3 Class A6 6.000% due 07/25/36	1,706	1,279
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	122	124
Series 2004-AR5 Class 4A1 (Ê) 5.702% due 10/25/34	449	316
Series 2004-AR6 Class 2A1 (Ê) 4.750% due 12/25/34	648	553
Series 2005-AR3 Class 2A1 (Ê) 5.359% due 08/25/35	804	595
Series 2005-AR5 Class 3A1 (Ê) 5.548% due 10/25/35	773	633
Series 2006-AR4 Class 1A3 (Ê) 5.483% due 01/25/37	138	39
Freddie Mac 5.500% due 2013	1	1
12.000% due 2013	7	8
12.000% due 2014	10	12
11.000% due 2015	8	8
5.500% due 2016	21	21
6.000% due 2016	93	98
10.000% due 2016	45	50
5.500% due 2017	157	164
8.500% due 2017	33	35
10.500% due 2017	10	11
4.000% due 2018	11,652	11,837
4.500% due 2018	2,266	2,342
5.000% due 2018	3,810	3,970
5.500% due 2018	55	57
4.500% due 2019	359	372
5.000% due 2019	5,221	5,434
5.500% due 2019	157	164
4.500% due 2020	1,794	1,852
5.000% due 2020	11,536	11,980

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2020	7,004	7,312
8.000% due 2020	89	97
10.000% due 2020	32	36
11.000% due 2020	33	38
5.000% due 2021	1,096	1,142
10.500% due 2021	17	20
6.500% due 2025	4	5
8.500% due 2025	28	31
5.174% due 2027 (Ê)	19	20
7.000% due 2027	162	175
8.500% due 2027	204	224
4.475% due 2028 (Ê)	19	19
5.090% due 2028 (Ê)	18	18
7.500% due 2028	42	45
6.500% due 2029	113	122
7.500% due 2029	64	70
5.275% due 2030 (Ê)	35	35
6.500% due 2030	7	8
7.000% due 2030	38	40
7.500% due 2030	313	340
8.000% due 2030	73	80
8.500% due 2030	108	118
6.500% due 2031	942	1,008
7.000% due 2031	387	416
7.500% due 2031	127	139
8.000% due 2031	238	261
7.000% due 2032	185	199
7.500% due 2032	185	201
4.555% due 2033 (Ê)	529	533
5.000% due 2033	1,074	1,107
5.126% due 2033 (Ê)	88	90
5.500% due 2033	3,915	4,065
6.000% due 2033	99	104
6.500% due 2033	354	379
7.000% due 2033	479	514
7.500% due 2033	82	90
2.737% due 2034 (Ê)	156	155
3.281% due 2034 (Ê)	212	211
4.757% due 2034 (Ê)	1,119	1,147
4.812% due 2034 (Ê)	2,243	2,279
4.884% due 2034 (Ê)	637	644
5.164% due 2034 (Ê)	117	121
5.500% due 2034	1,378	1,430
6.000% due 2034	123	129
4.867% due 2035 (Ê)	3,508	3,596
4.888% due 2035 (Ê)	1,788	1,835
5.000% due 2035	709	731
5.033% due 2035 (Ê)	487	500
6.000% due 2035	658	692
5.000% due 2036	318	328
5.500% due 2036	767	796
5.863% due 2036 (Ê)	1,376	1,435
5.920% due 2036 (Ê)	2,272	2,363
5.968% due 2036 (Ê)	1,734	1,809
6.000% due 2036	603	631
5.000% due 2037	695	716
5.479% due 2037 (Ê)	1,845	1,919
5.500% due 2037	280	290

	Principal Amount ($) or Shares	Market Value $
5.687% due 2037 (Ê)	8,009	8,349
5.704% due 2037 (Ê)	1,238	1,292
5.714% due 2037 (Ê)	3,201	3,339
5.745% due 2037 (Ê)	2,505	2,615
5.805% due 2037 (Ê)	827	864
5.809% due 2037 (Ê)	2,448	2,556
5.888% due 2037 (Ê)	1,218	1,272
6.000% due 2037	16,469	17,208
5.500% due 2038	100,482	104,037
6.000% due 2038	111,570	116,580
6.500% due 2038	1,668	1,769
5.500% due 2039	620	642
6.000% due 2039	369	385
15 Year TBA (Ï) 5.500%	44,900	46,668
30 Year TBA (Ï) 5.500%	100,500	103,952
6.000%	19,300	20,144
Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	1,993	2,045
Freddie Mac REMICS Series 1991-103 Class Z 9.000% due 02/15/21	69	69
Series 1994-167 Class J 6.000% due 04/15/23	79	80
Series 1994-173 Class Z 7.000% due 05/15/24	316	329
Series 1999-212 Class SG (Ê) Interest Only STRIP 6.500% due 06/17/27	1,362	135
Series 2000-224 Class SC (Ê) Interest Only STRIP 7.049% due 08/15/30	43	4
Series 2000-226 Class F (Ê) 0.901% due 11/15/30	73	71
Series 2001-229 Class KF (Ê) 0.688% due 07/25/22	1,055	1,042
Series 2001-232 Class ZQ 6.500% due 06/15/31	1,838	1,972
Series 2002-246 Class SJ (Ê) Interest Only STRIP 7.549% due 03/15/32	179	18
Series 2003-256 Class FJ (Ê) 0.851% due 02/15/33	1,608	1,582
Series 2003-259 Class IQ Interest Only STRIP 5.000% due 06/15/17	938	53
Series 2003-261 Class UI Interest Only STRIP 6.500% due 05/15/33	78	10
Series 2003-262 Class AB 2.900% due 11/15/14	950	952
Series 2003-262 Class QH 5.000% due 05/15/33	1,590	1,625
5.000% due 06/15/33	1,625	1,661
Series 2003-264 Class IM Interest Only STRIP 7.000% due 07/15/33	411	51

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-266 Class MA 4.500% due 10/15/31	963	994
Series 2003-272 Class TA 4.500% due 12/15/33	1,275	1,235
Series 2004-275 Class FM (Ê) 0.801% due 12/15/30	227	225
Series 2004-277 Class UF (Ê) 0.751% due 06/15/33	2,672	2,641
Series 2004-281 Class DF (Ê) 0.901% due 06/15/23	664	658
Series 2004-282 Class JE 4.500% due 07/15/19	5,360	5,502
Series 2004-287 Class AL 5.000% due 10/15/24	2,475	2,608
Series 2005-294 Class FA (Ê) 0.621% due 03/15/20	1,214	1,187
Series 2005-299 Class KF (Ê) 0.851% due 06/15/35	521	519
Series 2005-301 Class IM 5.500% due 01/15/31	1,683	98
Series 2005-303 Class XA (Ê) Zero coupon due 09/15/35	333	311
Series 2005-305 Class JF (Ê) 0.751% due 10/15/35	348	345
Series 2006-312 Class HT 5.000% due 03/15/26	3,911	4,000
Series 2006-313 Class FP (Ê) 1.000% due 04/15/36	718	695
Series 2006-313 Class X (Ê) Zero coupon due 04/15/36	102	99
Series 2006-314 Class LF (Ê) 0.751% due 05/15/36	492	481
Series 2006-315 Class EQ 5.000% due 05/15/26	1,840	1,876
Series 2006-316 Class X (Ê) Zero coupon due 06/15/36	251	241
Series 2006-317 Class XI (Ê) Zero coupon due 10/15/35	1,145	—
Series 2006-323 Class PA 6.000% due 03/15/26	2,066	2,081
Series 2007-327 Class SX (Ê) Zero coupon due 07/15/36	183	182
Series 2007-327 Class UF (Ê) Zero coupon due 02/15/37	200	200
Series 2007-327 Class WF (Ê) Zero coupon due 09/15/36	114	113
Series 2007-330 Class GL (Ê) Zero coupon due 04/15/37	438	486
Series 2007-333 Class AF (Ê) 0.601% due 10/15/20	18,933	18,506
Series 2007-333 Class BF (Ê) 0.601% due 07/15/19	3,065	2,996
Series 2007-333 Class FT (Ê) 0.601% due 08/15/19	6,866	6,710
Series 2007-334 Class FA (Ê) 0.681% due 02/15/19	3,826	3,735

	Principal Amount ($) or Shares	Market Value $
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	49	8
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	234	34
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	296	37
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	151	21
Fremont Home Loan Trust (Ê) Series 2006-D Class 2A1 0.498% due 11/25/36	780	706
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	5,830	5,911
Series 2002-1A Class A3 6.269% due 12/10/35	1,240	1,247
Series 2002-3A Class A1 4.229% due 12/10/37	3,441	3,427
Series 2006-C1 Class A4 5.515% due 03/10/44	1,010	858
Ginnie Mae I 11.000% due 2010	2	2
11.000% due 2013	5	6
10.500% due 2015	37	40
11.000% due 2015	2	2
7.000% due 2016	6	6
10.500% due 2016	48	53
8.000% due 2017	—	—
11.000% due 2020	27	29
10.500% due 2021	46	51
8.000% due 2022	17	18
10.000% due 2022	72	79
9.500% due 2023	184	201
7.500% due 2024	22	24
8.000% due 2025	11	12
10.000% due 2025	57	62
8.000% due 2030	255	285
7.500% due 2031	50	54
8.000% due 2031	2	2
7.500% due 2032	18	19
8.000% due 2032	13	14
6.000% due 2036	216	226
6.000% due 2037	502	525
6.000% due 2038	16,082	16,795
6.000% due 2039	2,914	3,043
30 Year TBA (Ï) 4.500%	28,000	28,455
5.500%	5,215	5,417
Ginnie Mae II 4.125% due 2023 (Ê)	263	267
4.625% due 2023 (Ê)	28	28
5.375% due 2023 (Ê)	177	182

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.125% due 2024 (Ê)	222	225
4.625% due 2024 (Ê)	178	179
4.125% due 2025 (Ê)	10	10
4.625% due 2025 (Ê)	10	10
5.375% due 2025 (Ê)	319	332
4.125% due 2026 (Ê)	94	95
8.500% due 2026	27	29
4.125% due 2027 (Ê)	6	6
4.625% due 2027 (Ê)	172	174
5.375% due 2027 (Ê)	132	136
5.375% due 2028 (Ê)	3	3
4.125% due 2029 (Ê)	226	229
5.375% due 2030 (Ê)	94	97
30 Year TBA (Ï) 5.000%	5,000	5,167
Global Signal Trust (Þ) Series 2006-1 Class B 5.588% due 02/15/36	875	805
Series 2006-1 Class C 5.707% due 02/15/36	1,670	1,728
Series 2006-1 Class E 6.495% due 02/15/36	1,145	1,185
GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 0.888% due 12/25/33	1,195	930
Series 2005-AR2 Class 4A (Ê) 5.173% due 05/25/35	8,587	5,768
Series 2005-AR6 Class 3A1 5.302% due 11/19/35	3,128	2,135
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	1,277	445
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.993% due 08/10/45	4,025	3,040
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,696	1,823
Series 1999-27 Class SE (Ê) Interest Only STRIP 8.148% due 08/16/29	175	19
Series 1999-40 Class FE (Ê) 1.003% due 11/16/29	861	860
Series 1999-44 Class SA (Ê) Interest Only STRIP 8.098% due 12/16/29	254	32
Series 2000-29 Class S (Ê) Interest Only STRIP 8.053% due 09/20/30	26	3
Series 2001-46 Class SA (Ê) Interest Only STRIP 7.128% due 09/16/31	25	3
Series 2002-27 Class SA (Ê) Interest Only STRIP 7.548% due 05/16/32	40	4
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.518% due 10/25/46	1,442	1,184

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR6 Class A1A 0.518% due 10/25/46	1,077	874
Series 2006-AR8 Class 1A1A 0.518% due 01/25/47	567	486
Series 2007-AR3 Class A1 0.658% due 06/25/37	5,568	2,096
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.823% due 10/25/33	1,201	849
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP (Þ) Interest Only STRIP 1.994% due 01/11/35	11,567	140
Series 2003-C2 Class A2 4.022% due 01/05/36	899	888
Series 2004-GG1 Class A7 5.317% due 06/10/36	6,065	5,593
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	83
Series 2005-GG5 Class A41 5.243% due 04/10/37	3,720	3,548
Series 2006-GG7 Class A4 5.917% due 07/10/38	7,295	6,098
Series 2007-GG9 Class A4 5.444% due 03/10/39	3,810	2,983
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	584	581
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	4,249
Series 2006-GG8 Class AAB 5.535% due 11/10/39	2,735	2,498
Series 2007-EOP Class A1 (Ê)(Þ) 0.579% due 03/06/20	2,345	1,735
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	140	95
Series 1998-3 Class A 7.750% due 09/19/27	143	142
Series 1999-3 Class A 8.000% due 08/19/29	344	389
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	1,352	1,250
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	998	942
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	820	683
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	473	399
GSR Mortgage Loan Trust Series 2004-5 Class 3A2 (Ê) 1.000% due 05/25/34	3,743	3,479
Series 2004-7 Class 1A1 4.465% due 06/25/34	502	414
Series 2004-11 Class 1A1 4.914% due 09/25/34	362	277

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-12 Class 2A3 5.356% due 12/25/34	391	255
Series 2005-AR6 Class 2A1 (Ê) 4.541% due 09/25/35	4,386	3,360
Series 2005-AR7 Class 6A1 5.243% due 11/25/35	2,890	1,945
Series 2006-1F Class 5A2 6.000% due 02/25/36	679	336
Series 2006-OA1 Class 2A1 (Ê) 0.628% due 08/25/46	1,912	1,010
Series 2007-AR1 Class B1 Interest Only STRIP 5.869% due 03/25/37	2,277	265
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A (Ê) Interest Only STRIP 0.667% due 05/19/35	194	78
Series 2005-4 Class 3A1 5.142% due 07/19/35	1,988	1,145
Series 2005-5 Class 2A1B (Ê) Interest Only STRIP 0.737% due 07/19/45	398	82
Series 2005-10 Class 2A1A (Ê) 0.757% due 11/19/35	2,295	877
Series 2005-10 Class 2A1B (Ê) 0.827% due 11/19/35	10,016	2,233
Series 2005-14 Class 3A1A 5.308% due 12/19/35	787	399
Series 2005-15 Class 2A11 (Ê) 0.717% due 10/20/45	1,362	547
Series 2005-16 Class 2A1A (Ê) 0.687% due 01/19/36	497	208
Series 2005-16 Class 3A1A (Ê) 0.697% due 01/19/36	6,703	2,533
Series 2005-16 Class 3A1B (Ê) 0.787% due 01/19/36	967	181
Series 2006-1 Class 2A1A (Ê) 0.687% due 03/19/36	1,746	665
Series 2006-7 Class 2A1A (Ê) 0.647% due 09/19/46	1,847	695
Series 2006-9 Class 2A1A (Ê) 0.657% due 11/19/36	2,475	921
Series 2006-10 Class 2A1A (Ê) 0.627% due 11/19/36	2,792	1,064
Series 2006-10 Class 2A1B (Ê) 0.687% due 11/19/36	2,506	464
Series 2006-12 Class 2A2A (Ê) 0.637% due 01/19/38	14,670	5,238
Series 2006-12 Class 2A2B (Ê) 0.697% due 01/19/38	5,214	909
Series 2006-14 Class 2A1A (Ê) 0.597% due 03/19/38	6,999	2,460
Series 2006-14 Class 2A1B (Ê) 0.647% due 03/19/38	1,925	363
Series 2007-1 Class 2A1A (Ê) 0.686% due 04/19/38	1,768	650

	Principal Amount ($) or Shares	Market Value $
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.758% due 03/25/36	1,007	413
Series 2006-4 Class A2A 0.518% due 01/25/37	226	162
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A 5.012% due 12/25/34	123	88
Series 2005-AR1 Class 1A1 4.451% due 08/25/35	4,437	2,371
Series 2005-AR2 Class 1A21 5.766% due 12/25/35	977	605
Series 2005-AR3 Class 1A1 4.642% due 01/25/36	1,236	574
Series 2006-AR1 Class 1A1A (Ê) 0.528% due 11/25/46	296	274
Series 2006-AR1 Class 1A4A (Ê) 0.608% due 11/25/46	8,529	2,545
Series 2006-AR2 Class A2 (Ê) 0.518% due 11/25/36	1,079	982
Series 2006-AR3 Class 2A1A (Ê) 0.608% due 01/25/37	8,838	3,072
Series 2006-AR4 Class A1B (Ê) 0.738% due 05/25/46	6,515	1,133
Series 2006-AR7 Class 1A1 4.673% due 05/25/36	2,069	1,206
Series 2006-AR9 Class 1A1 5.873% due 06/25/36	9,712	4,450
Series 2007-AR5 Class 1A1 6.068% due 05/25/37	9,828	4,391
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A3 0.558% due 03/25/36	798	763
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.016% due 02/25/35	918	776
Series 2005-A4 Class 1A1 5.394% due 07/25/35	2,063	1,598
Series 2005-A4 Class 2A1 5.062% due 07/25/35	5,659	4,008
Series 2005-A6 Class 1A2 5.139% due 09/25/35	2,650	1,747
Series 2005-A8 Class 1A1 5.398% due 11/25/35	6,405	5,130
Series 2006-A3 Class 7A1 1.000% due 04/25/35	436	376
Series 2006-A6 Class 1A2 6.049% due 10/25/36	512	357
Series 2007-A1 Class 1A1 (Ê) 4.197% due 07/25/35	783	646
Series 2007-A1 Class 2A2 (Ê) 4.737% due 07/25/35	1,372	1,010
Series 2007-A1 Class 4A2 (Ê) 4.068% due 07/25/35	691	547
Series 2007-A1 Class 5A2 (Ê) 4.769% due 07/25/35	677	543

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A1 Class B1 4.813% due 07/25/35	157	22
Series 2007-S3 Class 1A35 6.000% due 07/25/37	3,793	2,448
JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1A 5.350% due 03/25/36	258	243
Series 2007-A2 Class 12A2 (Ê) 0.538% due 06/25/37	5,204	4,044
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	7,245	7,026
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	11,680
Series 2003-C1 Class A2 4.985% due 01/12/37	3,738	3,500
Series 2004-LN2 Class A1 4.475% due 07/15/41	4,208	4,063
Series 2005-LDP Class A3A1 4.871% due 10/15/42	4,125	3,714
Series 2005-LDP Class A4 4.918% due 10/15/42	1,595	1,386
5.344% due 12/15/44	7,280	6,280
Series 2006-CB1 Class A4 5.552% due 05/12/45	3,960	3,221
Series 2006-LDP Class A3 5.336% due 05/15/47	5,735	4,428
Series 2006-LDP Class A3B 5.447% due 05/15/45	3,675	3,033
Series 2006-LDP Class A4 6.065% due 04/15/45	5,405	4,545
5.399% due 05/15/45	3,705	2,866
Series 2006-LDP Class AJ 6.065% due 04/15/45	1,505	450
Series 2007-CB1 Class A4 5.440% due 06/12/47	7,000	5,308
Series 2007-CB2 Class A4 5.794% due 02/12/51	6,270	4,629
Series 2007-CB2 Class AJ 6.098% due 02/12/51	1,300	299
Series 2007-LD1 Class A4 5.882% due 02/15/51	3,365	2,513
Series 2007-LDP Class A3 5.420% due 01/15/49	5,350	4,058
LB-UBS Commercial Mortgage Trust Series 2000-C5 Class A2 (Ø) 6.510% due 12/15/26	333	336
Series 2001-C2 Class A2 (Ø) 6.653% due 11/15/27	14,645	14,751
Series 2002-C1 Class A4 (Ø) 6.462% due 03/15/31	65	66
Series 2002-C2 Class F 5.794% due 07/15/35	939	763
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	989
Series 2002-C4 Class A5 (Ø) 4.853% due 09/15/31	1,000	958

	Principal Amount ($) or Shares	Market Value $
Series 2003-C8 Class A2 (Ø) 4.207% due 11/15/27	151	150
Series 2006-C1 Class A4 (Ø) 5.156% due 02/15/31	4,500	3,718
Series 2006-C3 Class A4 5.661% due 03/15/39	3,130	2,601
Series 2006-C4 Class A4 6.080% due 06/15/38	2,975	2,507
Series 2007-C1 Class A3 5.398% due 02/15/40	3,355	2,547
Series 2007-C1 Class A4 5.424% due 02/15/40	500	361
Series 2007-C6 Class A4 5.858% due 07/15/40	3,990	2,895
Series 2007-C7 Class A3 5.866% due 09/15/45	5,490	4,177
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Ø) Series 2006-LLF Class A1 (Þ) 0.531% due 09/15/21	142	117
Series 2006-LLF Class A2 (Å) 0.571% due 09/15/21	2,254	1,260
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	922	721
Series 2005-3 Class 1A3 (Ø) 5.500% due 01/25/36	4,842	3,275
Series 2006-8 Class 2A1 (Ê)(Ø) 0.858% due 12/25/36	9,502	3,902
Series 2007-8 Class 3A1 7.250% due 09/25/37	15,540	8,076
Lehman XS Trust (Ê) Series 2005-5N Class 1A1 0.738% due 11/25/35	726	286
Series 2005-5N Class 3A1A 0.738% due 11/25/35	2,310	923
Series 2005-9N Class 1A1 0.708% due 02/25/36	1,357	515
Series 2006-4N Class A2A 0.658% due 04/25/46	4,063	1,458
Series 2006-16N Class A4A 0.628% due 11/25/46	4,168	1,548
Series 2007-4N Class 3A2A (Ø) 2.383% due 03/25/47	7,568	3,112
Series 2007-7N Class 1A2 (Ø) 0.678% due 06/25/47	10,937	1,747
Series 2007-16N Class 2A2 1.288% due 09/25/47	14,016	4,904
Luminent Mortgage Trust (Ê) Series 2006-1 Class A1 0.678% due 04/25/36	1,832	650
Series 2006-1 Class A2 0.758% due 04/25/36	8,697	1,767
Series 2006-2 Class A1A 0.638% due 02/25/46	3,340	1,208
Series 2006-3 Class 12A2 0.698% due 05/25/36	6,298	1,385

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-5 Class A1A 0.628% due 07/25/36	3,112	1,080
Series 2006-6 Class A1 0.638% due 10/25/46	1,444	592
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 5.087% due 10/25/34	10	3
Series 2004-13 Class 3A4 (Ê) 3.788% due 11/21/34	346	339
Series 2005-1 Class B1 5.312% due 03/25/35	1,152	121
Series 2005-6 Class 7A1 5.339% due 06/25/35	580	361
Series 2005-7 Class 2A2 5.363% due 09/25/35	2,078	683
Series 2006-1 Class I2A3 (Ê) 2.373% due 01/25/47	4,171	1,097
Series 2006-2 Class 3A1 4.847% due 01/25/36	624	430
Series 2006-2 Class 4A1 4.983% due 02/25/36	5,105	3,786
Series 2006-OA2 Class 4A1B 2.833% due 12/25/46	14,032	4,266
Series 2007-3 Class 22A1 0.548% due 05/25/47	716	699
Mastr Alternative Loans Trust Series 2003-2 Class 6A1 6.000% due 03/25/33	623	570
Series 2003-4 Class B1 5.694% due 06/25/33	1,651	1,152
Series 2003-6 Class 3A1 8.000% due 09/25/33	97	96
Series 2004-10 Class 5A6 5.750% due 09/25/34	2,220	1,743
Series 2005-3 Class 7A1 6.000% due 04/25/35	2,272	1,580
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.838% due 09/25/33	2,279	2,070
Series 2003-11 Class 6A8 (Ê) 0.938% due 12/25/33	3,609	3,248
Series 2004-4 Class 2A2 (Ê) 0.888% due 04/25/34	694	617
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,107	871
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A5 8.000% due 08/25/34	884	930
Series 2005-2 Class 1A4 8.000% due 05/25/35	1,515	1,683
Mastr Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	558	366
MBNA Master Credit Card Trust Series 2000-E Class A 7.800% due 10/15/12	1,305	1,374

	Principal Amount ($) or Shares	Market Value $
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.931% due 06/15/30	883	734
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.521% due 06/15/22	2,385	1,669
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8 Class A1B1 5.250% due 08/25/36	717	660
Series 2005-A10 Class A (Ê) 0.648% due 02/25/36	652	360
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J (Þ) 5.695% due 07/12/34	550	141
Series 2004-MKB Class A2 4.353% due 02/12/42	1,682	1,656
Series 2005-CIP Class A2 4.960% due 07/12/38	75	71
Series 2005-CIP Class AM 5.107% due 07/12/38	2,050	1,247
Series 2006-C1 Class ASB 5.657% due 05/12/39	215	200
Series 2008-C1 Class A4 5.690% due 02/12/51	785	526
Series 2008-C1 Class AJ 6.461% due 02/12/51	3,245	779
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	610
Series 2007-8 Class A3 6.156% due 08/12/49	1,100	829
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.998% due 04/25/29	222	115
Series 2005-2 Class 3A 1.438% due 10/25/35	254	171
Series 2005-3 Class 5A 0.688% due 11/25/35	1,201	804
Morgan Stanley Capital I Series 1999-FNV Class G (Þ) 6.120% due 03/15/31	630	535
Series 1999-LIF Class A2 7.110% due 04/15/33	449	450
Series 2005-HQ7 Class A4 5.378% due 11/14/42	4,000	3,537
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	4,115	4,017
Series 2006-HQ1 Class A4 5.328% due 11/12/41	1,975	1,619
Series 2006-HQ8 Class A4 5.386% due 03/12/44	4,790	3,897
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	3,413
Series 2007-HQ1 Class D (Þ) 6.485% due 12/15/44	2,092	260
Series 2007-IQ1 Class A2 5.610% due 04/15/49	5,000	4,345

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-IQ1 Class A4 5.809% due 12/12/49	8,460	6,567
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-TOP Class E 7.591% due 02/15/33	280	191
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,767	1,686
MortgageIT Trust (Ê) Series 2006-1 Class 2A1B 0.718% due 04/25/36	3,656	699
New Century Alternative Mortgage Loan Trust (Ê) Series 2006-ALT Class AV1 0.498% due 07/25/36	230	226
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,662	1,266
Series 2006-AF2 Class 1A1 (Ê) 0.538% due 08/25/36	1,361	1,143
Series 2006-AP1 Class A2 5.515% due 01/25/36	7,075	3,472
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	14	14
PHH Alternative Mortgage Trust (Ê) Series 2007-3 Class A1 0.548% due 07/25/37	4,712	3,301
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	304	273
Series 2004-CL1 Class 1A2 (Ê) 0.838% due 02/25/34	140	113
Series 2004-CL1 Class 2A2 (Ê) 0.838% due 02/25/19	32	30
RESI Finance, LP (Ê)(Þ) Series 2003-D Class B4 1.960% due 12/10/35	2,580	926
Series 2007-B Class B5 1.551% due 04/15/39	2,776	56
Residential Accredit Loans, Inc. Series 2004-QS5 Class A1 4.600% due 04/25/34	1,133	1,019
Series 2004-QS5 Class A6 (Ê) 1.038% due 04/25/34	385	257
Series 2004-QS8 Class A4 (Ê) 0.838% due 06/25/34	2,209	1,834
Series 2005-QA1 Class A41 5.669% due 09/25/35	1,407	862
Series 2005-QA8 Class NB3 5.498% due 07/25/35	1,681	1,127
Series 2005-QO4 Class 2A1 (Ê) 0.718% due 12/25/45	2,302	926
Series 2005-QO5 Class A1 (Ê) 2.633% due 01/25/46	5,273	2,182
Series 2005-QS1 Class 2A1 6.000% due 09/25/35	4,223	2,936

	Principal Amount ($) or Shares	Market Value $
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	12,160	7,356
Series 2006-QO1 Class 1A1 (Ê) 0.698% due 02/25/46	502	156
Series 2006-QO1 Class 2A1 (Ê) 0.708% due 02/25/46	616	196
Series 2006-QO1 Class A1 (Ê) 0.598% due 01/25/37	757	296
Series 2006-QO1 Class A2 (Ê) 0.638% due 01/25/37	5,049	1,116
Series 2006-QO4 Class 2A2 (Ê) 0.678% due 04/25/46	1,167	204
Series 2006-QO5 Class 2A2 (Ê) 0.668% due 05/25/46	11,840	2,087
Series 2006-QS4 Class A11 6.000% due 04/25/36	1,043	465
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	3,473	2,021
Series 2007-QH9 Class A1 6.546% due 11/25/37	15,239	4,873
Series 2007-QO4 Class A1 (Ê) 0.638% due 05/25/47	9,150	3,237
Series 2007-QS6 Class A1 (Ê) 0.768% due 04/25/37	17,125	7,012
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	44	45
Series 2004-SL4 Class A3 6.500% due 07/25/32	325	296
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.888% due 02/25/34	2,526	2,067
Series 2007-A5 Class 2A3 6.000% due 05/25/37	1,734	1,009
Series 2007-A9 Class A6 6.250% due 08/25/13	11,434	5,957
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.888% due 11/25/18	1,012	1,005
Series 2003-S14 Class A5 (Ê) 0.838% due 07/25/18	2,081	1,473
Series 2003-S20 Class 1A7 (Ê) 0.938% due 12/25/33	205	204
Series 2005-SA4 Class 1A21 5.200% due 09/25/35	2,199	1,528
Series 2005-SA4 Class 2A1 5.205% due 09/25/35	3,670	2,639
Series 2005-SA4 Class 2A2 5.180% due 09/25/35	4,117	3,068
Series 2006-SA3 Class 3A1 6.045% due 09/25/36	1,527	874
Series 2006-SA4 Class 2A1 6.111% due 11/25/36	1,031	599
Series 2007-S5 Class A9 6.000% due 05/25/37	875	348
Series 2007-S9 Class 1A1 6.000% due 10/25/37	4,332	3,142

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	3,680	3,349
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.114% due 05/20/34	2,090	1,197
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 4.380% due 05/25/34	2,392	1,644
Series 2004-12 Class 3A2 5.250% due 09/25/34	1,050	685
Series 2004-16 Class 3A1 5.450% due 11/25/34	4,672	2,931
Series 2004-18 Class 5A 5.500% due 12/25/34	524	457
Series 2004-20 Class 3A1 5.352% due 01/25/35	2,285	1,317
Series 2005-7 Class 1A3 1.000% due 04/25/35	1,332	722
Series 2005-17 Class 3A1 5.525% due 08/25/35	52	29
Series 2005-19X Class 1A1 (Ê) 0.758% due 10/25/35	656	262
Series 2005-21 Class 7A1 6.006% due 11/25/35	17,773	10,519
Series 2005-22 Class 4A2 5.368% due 12/25/35	162	59
Series 2006-1 Class 2A3 5.624% due 02/25/36	1,553	376
Series 2006-5 Class 2A1 5.942% due 06/25/36	5,728	2,772
Series 2006-5 Class 5A4 5.518% due 06/25/36	370	106
Series 2006-12 Class 2A1 5.922% due 01/25/37	5,344	2,727
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.697% due 07/19/35	362	235
Series 2005-AR6 Class 2A1 0.748% due 09/25/45	1,090	416
Series 2005-AR8 Class A2 3.113% due 02/25/36	3,162	1,129
Series 2006-AR1 Class 2A1 0.668% due 02/25/36	882	318
Series 2006-AR1 Class 3A1 0.668% due 02/25/36	665	236
Series 2006-AR2 Class A2 0.748% due 02/25/36	329	75
Series 2006-AR3 Class 3A1 0.628% due 02/25/36	742	258
Series 2006-AR5 Class 1A2 0.698% due 05/25/36	629	133
Series 2006-AR6 Class 1A2 0.668% due 07/25/36	7,313	1,467
Series 2006-AR6 Class 1A3 0.628% due 07/25/46	1,560	513

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR7 Class A12 0.688% due 08/25/36	5,267	1,057
Series 2006-AR8 Class A1A 0.638% due 10/25/36	7,996	3,030
Series 2007-AR1 Class 1A2 0.638% due 01/25/37	5,637	1,105
Series 2007-AR4 Class A4A 0.618% due 09/25/47	6,997	3,461
Series 2007-AR6 Class A1 3.133% due 08/25/47	14,083	4,995
Structured Asset Securities Corp. Series 2002-22H Class 1A 6.931% due 11/25/32	88	81
Series 2003-26A Class 3A5 4.455% due 09/25/33	2,846	2,129
Series 2004-12H Class 1A 6.000% due 05/25/34	366	252
Series 2004-21X Class 1A3 4.440% due 12/25/34	1,799	1,704
Series 2005-6 Class B2 5.333% due 05/25/35	368	68
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 1.118% due 04/25/43	966	857
Series 2006-5 Class A1 0.558% due 08/25/11	5,363	4,633
Series 2006-6 Class A1 0.548% due 11/25/46	1,479	1,274
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	4,522	4,439
Series 2005-C20 Class A4 5.285% due 07/15/42	5,000	4,835
Series 2005-C21 Class A4 5.384% due 10/15/44	5,500	4,880
Series 2006-C28 Class A2 5.500% due 10/15/48	2,140	1,884
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	222
Series 2006-WL7 Class A1 (Ê)(Þ) 0.541% due 09/15/21	12,157	8,510
Series 2007-C31 Class A2 5.421% due 04/15/47	5,000	4,186
Series 2007-C31 Class A4 5.509% due 04/15/47	600	412
Series 2007-WHL Class A1 (Ê)(Þ) 0.531% due 06/15/20	3,222	2,206
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	1,200	566
Series 2006-5 Class 3A2 6.000% due 07/25/36	500	384
Series 2006-AR1 Class 1A1 5.931% due 09/25/36	1,671	1,020
Series 2006-AR2 Class A1A (Ê) 2.573% due 04/25/46	1,704	617

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR6 Class 1A (Ê) 0.628% due 07/25/46	875	340
Series 2006-AR8 Class 1A5 5.841% due 08/25/46	278	74
Series 2006-AR8 Class 2A (Ê) 2.483% due 10/25/46	2,900	906
Series 2006-AR8 Class 2A3 (Ê) 6.123% due 08/25/36	183	51
Series 2006-AR9 Class 2A (Ê) 2.473% due 11/25/46	3,205	962
Series 2007-HY2 Class 3A1 5.881% due 09/25/36	6,320	3,245
Series 2007-HY3 Class 4A1 5.331% due 03/25/37	8,511	5,398
Series 2007-OA1 Class 2A (Ê) 2.353% due 12/25/46	22,267	6,586
Series 2007-OA1 Class CA1B (Ê) 0.638% due 12/25/46	6,631	1,159
Series 2007-OA1 Class CA1C (Ê) Interest Only STRIP 0.638% due 12/25/46	3,314	493
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A (Ê) 3.033% due 08/25/42	203	133
Series 2003-S9 Class A2 (Ê) 0.988% due 10/25/33	2,667	2,593
Series 2004-AR1 Class A 3.742% due 03/25/34	222	158
Series 2004-AR3 Class A2 4.176% due 06/25/34	2,968	2,514
Series 2004-CB3 Class 1A 6.000% due 10/25/34	349	323
Series 2005-AR1 Class 1A1 4.826% due 10/25/35	2,099	1,512
Series 2005-AR1 Class A1A (Ê) 0.758% due 08/25/45	1,140	537
Series 2005-AR1 Class A1A1 (Ê) 0.728% due 10/25/45	3,503	1,647
0.698% due 11/25/45	12,914	6,138
0.708% due 12/25/45	405	189
Series 2005-AR1 Class A1A2 (Ê) 0.718% due 11/25/45	1,000	322
0.728% due 12/25/45	1,605	713
Series 2005-AR1 Class A1B1 (Ê) 0.698% due 10/25/45	33	32
0.688% due 11/25/45	265	200
0.688% due 12/25/45	206	165
Series 2005-AR6 Class B3 (Ê) Interest Only STRIP 1.098% due 04/25/45	1,746	77
Series 2005-AR8 Class 2A1A (Ê) 0.728% due 07/25/45	987	465
Series 2005-AR8 Class 2AB3 (Ê) 0.798% due 07/25/45	641	199
Series 2006-AR1 Class 1A4 5.605% due 11/25/36	7,367	4,235

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 2A (Ê) 3.503% due 09/25/46	543	205
Series 2006-AR1 Class 3A1A (Ê) 2.553% due 09/25/46	1,417	448
Series 2006-AR2 Class 1A1 5.295% due 03/25/37	10,693	6,458
Series 2006-AR7 Class 2A (Ê) 2.613% due 07/25/46	9,570	3,002
Series 2007-HY3 Class 4B1 Interest Only STRIP 5.331% due 03/25/37	1,765	202
Series 2007-HY4 Class 1A1 (Ê) 5.483% due 04/25/37	2,133	1,190
Series 2007-OA2 Class 1A (Ê) 2.333% due 03/25/47	2,295	718
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,584	1,280
Series 2007-PA6 Class A1 6.599% due 12/28/37	12,928	7,267
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 (Ê) 4.480% due 11/25/33	624	558
Series 2004-AA Class A1 (Ê) 4.987% due 12/25/34	1,912	1,569
Series 2004-CC Class A1 (Ê) 4.948% due 01/25/35	3,058	2,394
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	441	373
Series 2004-EE Class 2A1 (Ê) 4.161% due 12/25/34	150	119
Series 2004-I Class 1A1 5.104% due 07/25/34	1,403	1,040
Series 2004-T Class A1 (Ê) 4.598% due 09/25/34	349	291
Series 2005-12 Class 1A7 5.500% due 11/25/35	2,111	1,554
Series 2005-14 Class 2A1 5.500% due 12/25/35	3,559	2,726
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,950	1,532
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,421	904
Series 2005-18 Class 1A1 5.500% due 01/25/36	7,922	5,830
Series 2005-AR1 Class 1A1 (Ê) 4.613% due 06/25/35	1,625	1,444
Series 2005-AR2 Class 2A2 (Ê) 4.553% due 03/25/35	122	92
Series 2005-AR6 Class A1 (Ê) 5.034% due 04/25/35	6,288	5,314
Series 2006-2 Class 2A3 5.500% due 03/25/36	3,538	3,152
Series 2006-2 Class 3A1 5.750% due 03/25/36	9,968	7,037
Series 2006-4 Class 1A8 5.750% due 04/25/36	825	773

138	Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-4 Class 2A3 5.750% due 04/25/36	741	419
Series 2006-7 Class 2A1 6.000% due 06/25/36	2,483	1,603
Series 2006-9 Class 1A14 6.000% due 08/25/36	665	323
Series 2006-AR1 Class 1A2 (Ê) 6.031% due 09/25/36	782	229
Series 2006-AR1 Class 2A2 5.712% due 11/25/36	739	204
Series 2006-AR1 Class 2A4 (Ê) 6.076% due 10/25/36	1,207	301
Series 2006-AR1 Class 5A1 (Ê) 5.592% due 07/25/36	1,782	1,107
Series 2006-AR1 Class A1 5.625% due 12/25/36	4,506	3,102
Series 2006-AR1 Class A7 5.508% due 08/25/36	3,315	817
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	2,839	1,890
Series 2006-AR4 Class 1A1 (Ê) 5.861% due 04/25/36	2,469	1,581
Series 2006-AR4 Class 2A1 (Ê) 5.775% due 04/25/36	4,208	3,064
Series 2006-AR5 Class 2A1 (Ê) 5.537% due 04/25/36	502	300
Series 2006-AR6 Class 7A1 (Ê) 5.112% due 03/25/36	11,197	8,228
Series 2007-8 Class 1A16 6.000% due 07/25/37	894	595
Series 2007-10 Class 2A5 6.250% due 07/25/37	2,222	1,686
Series 2007-14 Class 1A1 6.000% due 10/25/37	5,486	3,979
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 0.568% due 08/25/36	1,986	1,922

		3,432,668

Municipal Bonds - 0.9%
Badger TOB Asset Securitization Corp. Revenue Bonds (æ) 6.375% due 06/01/32	1,500	1,685
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	500
6.899% due 12/01/40	5,200	5,196
City of Chicago Illinois General Obligation Unlimited (µ) 5.000% due 12/01/24	17,715	18,061
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	202
County of Cook Illinois General Obligation Unlimited (µ) 5.000% due 11/15/26	15,000	15,106
Massachusetts School Building Authority Revenue Bonds (µ) 5.000% due 08/15/37	2,000	2,017

	Principal Amount ($) or Shares		Market Value $
New Jersey Economic Development Authority Revenue Bonds 5.750% due 06/15/34		980	688
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		1,165	651
State of California General Obligation Unlimited 5.000% due 02/01/33		345	317
7.500% due 04/01/34		800	828
5.650% due 04/01/39 (Ê)		700	722
7.550% due 04/01/39		800	834
State of Texas General Obligation Unlimited 4.750% due 04/01/35		700	688
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		450	323
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		6,540	3,671
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,673
University of Arkansas Revenue Bonds (µ) 5.000% due 11/01/31		500	501
West Virginia Economic Development Authority Revenue Bonds (µ) 5.370% due 07/01/20		265	255

			53,918

Non-US Bonds - 0.8%
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	500	483
Brazilian Government International Bond 5.745% due 01/05/22	BRL	8,670	4,088
10.250% due 01/10/28	BRL	7,235	2,994
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	EUR	4,315	6,215
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	379,583	2,751
Series 3 3.750% due 06/15/44	ISK	706,746	5,151
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,173
10.250% due 01/10/28	BRL	2,600	1,070
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.935% due 10/15/12	EUR	1,875	1,501
Impress Holdings BV (Ê) Series REGS 5.737% due 09/15/13	EUR	875	972

Russell Strategic Bond Fund	139

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Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	1,250	277
Mexican Bonos Series M 10 8.000% due 12/17/15	MXN	29,485	2,206
Morgan Stanley (Ê) 2.165% due 03/01/13	EUR	2,100	2,140
New South Wales Treasury Corp. Series 17RG 5.500% due 03/01/17	AUD	2,200	1,598
Republic of Colombia 9.850% due 06/28/27	COP	7,498,000	3,675
Rhodia SA (Ê) Series REGS 4.185% due 10/15/13	EUR	1,500	1,310
United Kingdom Gilt 5.000% due 09/07/14	GBP	3,168	5,300
5.000% due 03/07/25	GBP	1,140	1,836
United Kingdom Treasury Gilt Bonds 5.000% due 03/07/18	GBP	2,224	3,722

			48,462

United States Government Agencies - 2.4%
Fannie Mae (Ñ) 5.250% due 08/01/12		2,290	2,387
5.000% due 02/13/17		12,000	13,197
5.000% due 05/11/17		12,500	13,737
Federal Home Loan Bank 5.000% due 11/17/17		7,800	8,443
Federal Home Loan Mortgage Corp. 0.926% due 05/04/11 (Ê)		49,500	49,500
5.750% due 06/27/16 (Ñ)		1,145	1,175
5.000% due 12/14/18		6,200	5,869
3.750% due 03/27/19 (Ñ)		6,400	6,426
Series 1 (Ê) 0.888% due 02/01/11		1,700	1,700
Federal National Mortgage Association Zero coupon due 10/09/19		4,360	2,224
Freddie Mac (Ñ) 4.750% due 11/17/15		22,400	24,650
4.875% due 06/13/18		700	770
5.000% due 04/18/17		7,000	7,709

			137,787

United States Government Treasuries - 2.6%
United States Treasury Principal (Ñ) Principal Only STRIP Zero coupon due 11/15/21		21,842	13,001
Zero coupon due 08/15/27		4,100	1,857
Zero coupon due 11/15/28		3,300	1,420
United States Treasury Inflation Indexed Bonds (Ñ) 2.000% due 01/15/16 (Æ)		5,902	6,006
2.500% due 07/15/16 (Æ)		1,471	1,551

	Principal Amount ($) or Shares	Market Value $
2.625% due 07/15/17	819	877
2.375% due 01/15/25	27,632	27,399
2.000% due 01/15/26	13,575	12,710
2.375% due 01/15/27	3,472	3,427
1.750% due 01/15/28 (Æ)	43,319	38,974
3.625% due 04/15/28	3,017	3,483
United States Treasury Notes 0.875% due 03/31/11 (Ñ)	780	780
1.875% due 02/28/14 (Ñ)	—	—
1.750% due 03/31/14 (Ñ)	1,310	1,295
3.750% due 11/15/18 (Ñ)	15,155	15,933
2.750% due 02/15/19 (Ñ)	24,135	23,377
6.125% due 11/15/27	1,059	1,338
4.500% due 05/15/38 (Ñ)	2,625	2,825

		156,253

Total Long-Term Investments (cost $7,466,504)		6,325,595

Common Stocks - 0.0%
Financial Services - 0.0%
PIMCO Developing Local Markets Fund (Æ)	14,710	74

Total Common Stocks (cost $69)		74

Preferred Stocks - 0.1%
Financial Services - 0.1%
Deutsche Bank Contingent Capital Trust II (Ñ)	47,300	645
DG Funding Trust (Å)	479	4,805
Federal Home Loan Mortgage Corp.	479,700	250
Federal National Mortgage Association	136,775	123
Federal National Mortgage Association (Ñ)	130,300	107
Preferred Blocker, Inc. (Þ)	1,129	339

		6,269

Producer Durables - 0.0%
Nexen, Inc.	9,850	180

Total Preferred Stocks (cost $24,428)		6,449

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Þ)(Æ) 2009 Warrants	1,300	—

Total Warrants & Rights (cost $111)		—

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

Options Purchased - 0.1%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD 3.600%/USD Three Month LIBOR Jul 2009 0.00 Call (1)	18,400	725
USD 3.450%/USD Three Month LIBOR Aug 2009 0.00 Call (5)	103,700	3,650
USD 3.850%/USD Three Month LIBOR Aug 2009 0.00 Call (1)	23,000	989

United States Treasury Notes 10 Year Futures
May 2009 75.00 Put (1,238)	1,238	19

Total Options Purchased (cost $1,230)		5,383

Short-Term Investments - 11.6%
AES Corp. (The) 9.500% due 06/01/09	875	875
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	140	143
American Express Centurion Bank (Ê) Series BKNT 0.388% due 06/12/09	6,500	6,478
American Honda Finance Corp. (Ê)(Þ) 1.291% due 02/09/10	1,600	1,591
American International Group, Inc. (Ê)(Þ) 0.503% due 06/16/09	1,000	901
ANZ National Int’l, Ltd./London (Ê)(Þ) 1.014% due 08/07/09	4,100	4,098
AT&T, Inc. (Ê) 1.334% due 02/05/10	200	200
Bank of America Corp. (Ê) 1.356% due 11/06/09	200	198
Bank of America NA (Ê) Series BKNT 1.331% due 06/12/09	7,500	7,500
Bank of Scotland PLC (Ê)(Ñ)(Þ) Series Mtn 1.153% due 07/17/09	3,500	3,487
Bear Stearns Cos. LLC (The) (Ê) 1.392% due 07/16/09	3,700	3,704
1.341% due 08/21/09	5,100	5,087
Bowater, Inc. (Ø) 9.000% due 08/01/09	3,300	404
BP AMI Leasing, Inc. (Ê)(Þ) 1.236% due 06/26/09	5,700	5,702
Canadian Oil Sands, Ltd. (Þ) 4.800% due 08/10/09	1,331	1,327
Caterpillar Financial Services Corp. (Ê) 1.306% due 05/18/09	1,600	1,599
CIT Group, Inc. (Ê) 1.394% due 06/08/09	100	96
1.358% due 08/17/09	7,000	6,375

	Notional Amount $	Market Value $
Citigroup Funding, Inc. (Ê)(Ñ) 1.226% due 06/26/09	2,200	2,185
Citigroup, Inc. 1.262% due 12/28/09 (Ê)	2,300	2,219
4.125% due 02/22/10 (Ñ)	720	708
Comcast Corp. (Ê) 1.439% due 07/14/09	1,500	1,499
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	3,150	3,111
Countrywide Home Loans, Inc. 4.125% due 09/15/09	1,915	1,899
COX Communications, Inc. 4.625% due 01/15/10	2,245	2,245
Credit Agricole SA (Ê)(Þ) 1.256% due 05/28/09	2,400	2,398
Daimler Finance NA LLC (Ê)(Ñ) 1.466% due 08/03/09	1,200	1,189
DnB NOR Bank ASA (Ê)(Þ) 1.209% due 10/13/09	9,500	9,406
Export-Import Bank of Korea (Ê) 1.351% due 06/01/09	2,800	2,798
Federal Home Loan Bank Discount Notes (ç)(ž) Zero Coupon due 05/18/09	3,200	3,200
Federal National Mortgage Association Discount Notes (ç)(ž) Zero Coupon due 05/05/09	152	152
FedEx Corp. 5.500% due 08/15/09	665	670
Fifth Third Bank (Ñ) Series BKNT 4.200% due 02/23/10	2,755	2,714
Ford Motor Credit Co. LLC 7.375% due 10/28/09	1,800	1,728
5.700% due 01/15/10 (Ñ)	200	188
Gazprom 10.500% due 10/21/09	1,400	1,436
General Electric Capital Corp. Series GMTn (Ñ)(Ê) 1.361% due 03/12/10	400	390
Series mtn (Ê) 1.122% due 10/26/09	500	494
General Mills, Inc. (Ê) 1.231% due 01/22/10	1,100	1,097
General Motors Acceptance Corp. of Canada, Ltd. (Ê) 2.336% due 05/22/09	11,905	9,949
2.788% due 06/30/09	1,700	2,114
Ginnie Mae I 11.000% due 01/15/10	1	1
GMAC LLC (Ñ) 2.488% due 05/15/09 (Ê)	4,030	3,980
5.625% due 05/15/09	1,700	1,682
Goldman Sachs Group, Inc. (The)
1.317% due 06/23/09 (Ê)	4,900	4,896
1.318% due 11/16/09 (Ê)	800	789

Russell Strategic Bond Fund	141

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Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

Series MTNB (Ñ)(Ê) 1.430% due 07/23/09	4,200	4,195
Goodyear Tire & Rubber Co. (The) (Ê)(Ñ) 6.318% due 12/01/09	6,805	6,711
Hospira, Inc. (Ê) 1.712% due 03/30/10	1,840	1,727
HSBC Bank USA NA NY (Ê) Series BKNT 1.433% due 06/10/09	500	499
HSBC Finance Corp. (Ê) 1.162% due 10/21/09	1,800	1,758
International Lease Finance Corp. 5.000% due 04/15/10	730	654
Invesco, Ltd. 4.500% due 12/15/09	3,987	3,837
JC Penney Corp., Inc. (Ñ) 8.000% due 03/01/10	2,390	2,403
K Hovnanian Enterprises, Inc. (Ñ) 6.000% due 01/15/10	1,550	1,488
Korea Development Bank/Republic of Korea (Ê) 1.317% due 04/03/10	8,900	8,675
Kroger Co. (The) 7.250% due 06/01/09	445	446
Lehman Brothers Holdings, Inc. 2.911% due 08/21/09	1,100	154
Series MTN (Ø) 2.907% due 11/16/09	5,900	826
Series MTNG (Ø) 3.053% due 11/10/09	300	42
Lincoln National Corp. (Ê) 1.411% due 03/12/10	3,095	2,897
Mandalay Resort Group (Ñ) 6.500% due 07/31/09	275	256
9.375% due 02/15/10	7,550	4,020
Martin Marietta Materials, Inc. (Ê) 1.189% due 04/30/10	4,295	4,105
Masco Corp. (Ê) 1.631% due 03/12/10	5,242	4,997
Merrill Lynch & Co., Inc. 1.346% due 12/04/09 (Ê)	1,000	969
Series Mtn (Ê) 1.291% due 05/08/09	2,700	2,699
Series MTn (Ê) 0.996% due 08/14/09	1,100	1,082
Merrill Lynch Mortgage Trust 1.072% due 07/07/09	4,800	3,771
MGM Mirage (Ñ) 6.000% due 10/01/09	3,150	2,646
Morgan Stanley 1.291% due 05/07/09 (Ê)	5,300	5,300
Series MTn (Ñ)(Ê) 1.221% due 01/15/10	2,600	2,543
National Australia Bank, Ltd. (Ê)(Þ) 1.353% due 09/11/09	400	399
National City Bank (Ê) Series BKN1 1.414% due 09/09/09	230	228

	Notional Amount $	Market Value $
National City Bank Series BKNT 4.150% due 08/01/09	1,260	1,256
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	579	567
Residential Capital LLC (Ê) 4.351% due 05/22/09	2,600	2,503
Russell Investment Company Russell Money Market Fund	442,328,000	442,328
Santander US Debt SA Unipersonal (Ê)(Þ) 1.331% due 11/20/09	2,800	2,775
Siemens Financieringsmaatschappij NV (Ê)(Þ) 1.288% due 08/14/09	2,000	1,994
Simon Property Group, LP (Ñ) 4.875% due 03/18/10	1,720	1,687
SLM Corp. (Ê) Series MTNA 1.232% due 07/27/09	2,600	2,565
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	112	113
Southern California Edison Co. (Ñ) 7.625% due 01/15/10	510	525
Telecom Italia Capital SA 4.000% due 01/15/10	1,186	1,178
Telefonica Emisiones SAU (Ê) 1.588% due 06/19/09	1,500	1,499
Time Warner, Inc. (Ê)(Ñ) 1.150% due 11/13/09	4,855	4,822
United States Treasury Bills (ç)(ž)
0.142% due 05/07/09	280	280
0.152% due 05/07/09	4,640	4,640
0.198% due 05/07/09	780	780
0.123% due 05/14/09	80	80
0.126% due 05/14/09	400	400
0.132% due 05/14/09	2,010	2,010
0.187% due 05/14/09	160	160
0.462% due 05/14/09	4,360	1,710
0.025% due 05/15/09	9,330	9,330
0.041% due 05/15/09	540	540
0.150% due 05/15/09	1,680	1,680
0.041% due 05/21/09	500	500
0.035% due 05/21/09	2,050	2,050
0.046% due 05/21/09	1,340	1,340
0.069% due 05/21/09	1,070	1,070
0.076% due 05/21/09	1,540	1,540
0.162% due 05/21/09	7,340	840
0.020% due 05/28/09	390	390
0.157% due 05/28/09	225	225
0.276% due 05/28/09	660	660
0.061% due 06/04/09	300	300
0.057% due 06/04/09	860	860
0.233% due 06/04/09	420	420
0.233% due 06/04/09	490	490
0.238% due 06/04/09	40	40
Universal City Development Partners, Ltd. 11.750% due 04/01/10	1,625	1,540
Unum Group 5.859% due 05/15/09	980	978

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

Wachovia Corp. (Ê) 1.311% due 12/01/09	400	395
Wells Fargo & Co. (Ê) 1.420% due 09/15/09	400	399
Xstrata Finance Dubai, Ltd. (Ê)(Þ) 1.270% due 11/13/09	1,175	1,153

(cost $698,975)		684,841

Repurchase Agreements - 1.2%
Agreement with Barclays Capital Inc. and the Bank of New York (Tri-Party) of $71,700 dated April 30, 2009, at 0.180% to be repurchased at $71,700 on May 1, 2009 collateralized by: $71,700 par various United States Treasury Obligations, valued at $71,700	71,700	71,700

Total Repurchase Agreements (cost $71,700)		71,700

Other Securities - 6.2%
Russell Investment Company Russell Money Market Fund (×)	183,611,384	183,611
State Street Securities Lending Quality Trust (×)	193,372,322	186,407

Total Other Securities (cost $376,984)		370,018

Total Investments - 126.0% (identified cost $8,640,001)		7,464,060

Other Assets and Liabilities, Net - (26.0%)		(1,539,287)

Net Assets -100.0%		5,924,773

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	143

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	67	EUR	16,539	06/09	788
Euribor Futures (Germany)	55	EUR	13,574	09/09	589
Euribor Futures (Germany)	45	EUR	11,089	12/09	468
Euribor Futures (Germany)	18	EUR	4,432	03/10	19
Euribor Futures (Germany)	16	EUR	3,932	06/10	20
Euribor Futures (Germany)	14	EUR	3,434	09/10	18
Euribor Futures (Germany)	16	EUR	3,914	12/10	22
Euro-Bobl Futures (Germany)	655	EUR	75,967	06/09	(612)
Eurodollar Futures (CME)	67	USD	16,591	05/09	33
Eurodollar Futures (CME)	1,480	USD	366,504	06/09	7,685
Eurodollar Futures (CME)	607	USD	150,240	09/09	3,439
Eurodollar Futures (CME)	409	USD	101,028	12/09	2,442
Eurodollar Futures (CME)	279	USD	68,826	03/10	1,774
Eurodollar Futures (CME)	167	USD	41,095	06/10	57
Euro-Schatz Bond Futures (Germany)	1,334	EUR	144,146	06/09	(2)
Three Month Short Sterling Interest Rate Futures (UK)	212	GBP	26,150	06/09	1,643
Three Month Short Sterling Interest Rate Futures (UK)	188	GBP	23,129	12/09	1,367
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,965	03/10	8
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,959	06/10	10
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,954	09/10	10
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,947	12/10	8
United States Treasury Bonds	938	USD	114,963	06/09	(4,215)
United States Treasury 2 Year Notes	770	USD	167,511	06/09	200
United States Treasury 5 Year Notes	2,390	USD	430,140	06/09	(703)
United States Treasury 10 Year Notes	1,929	USD	233,290	06/09	(1,169)

Short Positions
Euro-Bund Futures (Germany)	104	EUR	12,743	06/09	228
Long Gilt Bond (UK)	36	GBP	4,342	06/09	(21)
United States Treasury Bonds	357	USD	43,755	06/09	1,462
United States Treasury 2 Year Notes	402	USD	87,454	06/09	(409)
United States Treasury 5 Year Notes	19	USD	2,226	06/09	(8)
United States Treasury 10 Year Notes	152	USD	18,383	06/09	349

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					15,500

See accompanying notes which are an integral part of the financial statements.

144	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Sep 2009 98.63 Put (32)	USD	80	(5)

Swaptions
(Fund Pays/Fund Receives)
USD 2.350%/USD Three Month LIBOR Jun 2009 0.00 Call (2)		18,000	(15)
USD 2.750%/USD Three Month LIBOR May 2009 0.00 Put (5)		23,000	(68)
USD 2.000%/USD Three Month LIBOR Jul 2009 0.00 Put (4)		14,500	(24)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Put (2)		9,700	(14)
USD 3.500%/USD Three Month LIBOR Jun 2009 0.00 Put (2)		18,000	(62)

United States Treasury Notes 10 Year Futures
May 2009 126.00 Call (70)	USD	70	(4)
May 2009 128.00 Call (84)	USD	84	(3)
May 2009 119.00 Put (69)	USD	69	(27)
May 2009 122.00 Put (85)	USD	85	(143)

Total Liability for Options Written (premiums received $522)			(365)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	145

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	679	AUD	937	05/07/09	2
USD	1,559	AUD	2,200	05/26/09	37
USD	987	AUD	1,535	06/17/09	125
USD	1,470	AUD	2,306	06/17/09	201
USD	1,624	AUD	2,262	06/17/09	15
USD	2,747	AUD	3,835	06/17/09	32
USD	2,762	AUD	4,318	06/17/09	367
USD	5,608	AUD	7,706	06/17/09	(24)
USD	639	BRL	1,400	05/05/09	—
USD	1,138	BRL	2,500	05/05/09	4
USD	2,062	BRL	4,600	05/05/09	40
USD	137	BRL	312	06/02/09	5
USD	411	BRL	936	06/02/09	13
USD	177	CAD	223	05/26/09	10
USD	542	CAD	665	06/08/09	16
USD	479	CAD	595	06/17/09	19
USD	1,250	CAD	1,506	06/17/09	12
USD	915	CHF	1,072	06/17/09	25
USD	288	EUR	222	05/14/09	5
USD	1,033	EUR	785	05/26/09	5
USD	1,472	EUR	1,085	05/26/09	(37)
USD	2,847	EUR	2,160	05/26/09	10
USD	2,971	EUR	2,170	05/26/09	(100)
USD	3,057	EUR	2,250	05/26/09	(80)
USD	1,031	EUR	782	06/17/09	4
USD	2,694	EUR	1,997	06/17/09	(52)
USD	2,972	EUR	2,326	06/17/09	105
USD	3,344	EUR	2,525	06/17/09	(4)
USD	10,705	EUR	8,044	06/17/09	(65)
USD	706	GBP	487	05/21/09	15
USD	359	GBP	252	06/17/09	13
USD	1,187	GBP	839	06/17/09	54
USD	1,247	GBP	836	06/17/09	(10)
USD	1,253	GBP	836	06/17/09	(16)
USD	1,395	GBP	987	06/17/09	65
USD	2,364	GBP	1,623	06/17/09	37
USD	3,129	GBP	2,131	06/17/09	23
USD	5,353	GBP	3,615	06/17/09	(6)
USD	3,020	JPY	296,701	05/01/09	(11)
USD	500	JPY	49,306	05/07/09	(1)
USD	686	JPY	66,799	05/26/09	(8)
USD	1,565	JPY	153,296	05/26/09	(11)
USD	2,090	JPY	208,345	05/26/09	23
USD	3,086	JPY	296,701	06/10/09	(76)
USD	662	JPY	64,971	06/17/09	(2)
USD	676	JPY	65,400	06/17/09	(12)
USD	1,278	JPY	127,459	06/17/09	15
USD	1	KRW	1,294	05/01/09	—
USD	2	KRW	1,480	05/01/09	—
USD	761	NOK	4,844	06/17/09	(24)
USD	3,059	NOK	20,137	06/17/09	3
USD	355	NZD	674	06/17/09	25
USD	1,195	NZD	2,141	06/17/09	13

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	1,296	NZD	2,340	06/17/09	25
USD	1,575	NZD	2,982	06/17/09	107
USD	2,463	NZD	4,717	06/17/09	199
USD	10,259	SEK	84,000	05/13/09	183
USD	2,874	SEK	23,508	06/17/09	48
AUD	2,860	CAD	2,507	06/17/09	(17)
AUD	2,860	CAD	2,507	06/17/09	46
AUD	3,276	CAD	2,853	06/17/09	(69)
AUD	3,276	CAD	2,853	06/17/09	86
AUD	1,878	JPY	126,004	06/17/09	(59)
AUD	1,878	JPY	126,004	06/17/09	(23)
AUD	3,651	JPY	252,967	06/17/09	(97)
AUD	3,651	JPY	252,967	06/17/09	18
AUD	4,552	JPY	295,866	06/17/09	(277)
AUD	4,552	JPY	295,866	06/17/09	(20)
AUD	5,207	JPY	364,011	06/17/09	(147)
AUD	5,207	JPY	364,011	06/17/09	67
AUD	1,172	NZD	1,476	06/17/09	(14)
AUD	1,172	NZD	1,476	06/17/09	(2)
AUD	4,660	USD	3,249	05/26/09	(132)
AUD	4,452	USD	3,144	06/17/09	(82)
BRL	1,400	USD	625	05/05/09	(15)
BRL	2,535	USD	1,139	05/05/09	(19)
BRL	5,530	USD	2,377	05/05/09	(149)
BRL	5,700	USD	2,532	05/05/09	(72)
BRL	5,429	USD	2,213	06/02/09	(248)
BRL	1,400	USD	626	08/03/09	—
CAD	1,246	AUD	1,498	06/17/09	99
CAD	1,246	AUD	1,498	06/17/09	(58)
CAD	1,546	AUD	1,747	06/17/09	44
CAD	1,546	AUD	1,747	06/17/09	(74)
CAD	1,965	AUD	2,256	06/17/09	13
CAD	1,965	AUD	2,256	06/17/09	(25)
CAD	2,058	AUD	2,361	06/17/09	25
CAD	2,058	AUD	2,361	06/17/09	(39)
CAD	450	USD	366	05/26/09	(12)
CAD	724	USD	590	05/26/09	(17)
CAD	1,454	USD	1,220	05/26/09	1
CAD	2,244	USD	1,805	05/26/09	(76)
CAD	4,866	USD	4,100	05/26/09	22
CAD	5,822	USD	4,631	05/26/09	(248)
CAD	2,118	USD	1,784	06/17/09	9
CAD	3,078	USD	2,495	06/17/09	(85)
CAD	4,055	USD	3,130	06/17/09	(269)
CHF	1,411	AUD	1,748	06/17/09	45
CHF	1,411	AUD	1,748	06/17/09	(15)
CHF	1,583	AUD	1,959	06/17/09	17
CHF	1,583	AUD	1,959	06/17/09	15
CHF	1,171	EUR	774	06/17/09	(26)
CHF	1,171	EUR	774	06/17/09	23
CHF	1,840	EUR	1,248	06/17/09	(9)
CHF	1,840	EUR	1,248	06/17/09	47
CHF	1,075	GBP	641	06/17/09	(41)

See accompanying notes which are an integral part of the financial statements.

146	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

CHF	1,075	GBP	641	06/17/09	47
CHF	2,460	JPY	204,032	06/17/09	(49)
CHF	2,460	JPY	204,032	06/17/09	(38)
CHF	2,836	USD	2,449	06/17/09	(37)
CHF	3,901	USD	3,441	06/17/09	21
COP	2,178,000	USD	847	06/12/09	(98)
COP	2,213,000	USD	923	06/12/09	(38)
COP	3,611,790	USD	1,527	06/12/09	(41)
EUR	2,189	CAD	3,518	06/17/09	64
EUR	2,189	CAD	3,518	06/17/09	(11)
EUR	1,241	GBP	1,109	06/17/09	(18)
EUR	1,241	GBP	1,109	06/17/09	17
EUR	645	JPY	86,200	05/26/09	8
EUR	645	JPY	86,200	05/26/09	13
EUR	688	NOK	6,061	06/17/09	13
EUR	688	NOK	6,061	06/17/09	(1)
EUR	1,332	NOK	11,779	06/17/09	(9)
EUR	1,332	NOK	11,779	06/17/09	38
EUR	907	NZD	2,051	06/17/09	13
EUR	907	NZD	2,051	06/17/09	(55)
EUR	1,220	SEK	13,410	06/17/09	(39)
EUR	1,220	SEK	13,410	06/17/09	92
EUR	11,440	USD	15,318	05/07/09	182
EUR	10,307	USD	13,667	05/14/09	30
EUR	1,147	USD	1,521	05/22/09	3
EUR	3,099	USD	4,107	05/22/09	7
EUR	680	USD	881	05/26/09	(18)
EUR	680	USD	885	05/26/09	(14)
EUR	785	USD	1,041	05/26/09	2
EUR	1,110	USD	1,486	05/26/09	17
EUR	1,427	USD	1,930	05/26/09	43
EUR	2,030	USD	2,721	05/26/09	36
EUR	2,160	USD	2,859	05/26/09	2
EUR	1,181	USD	1,601	06/17/09	38
EUR	1,496	USD	2,020	06/17/09	41
EUR	1,657	USD	2,184	06/17/09	(8)
EUR	1,707	USD	2,248	06/17/09	(10)
EUR	2,222	USD	2,894	06/17/09	(45)
EUR	2,302	USD	3,118	06/17/09	72
EUR	2,516	USD	3,200	06/17/09	(129)
EUR	1,435	USD	1,852	07/31/09	(46)
GBP	1,539	CHF	2,626	06/17/09	55
GBP	1,539	CHF	2,626	06/17/09	(29)
GBP	1,437	EUR	1,579	06/17/09	98
GBP	1,437	EUR	1,606	06/17/09	47
GBP	1,437	EUR	1,579	06/17/09	(135)
GBP	1,437	EUR	1,606	06/17/09	(47)
GBP	1,056	JPY	151,730	06/17/09	(33)
GBP	1,056	JPY	151,730	06/17/09	11
GBP	1,546	JPY	225,574	06/17/09	(40)
GBP	1,546	JPY	225,574	06/17/09	41
GBP	—	USD	8	05/01/09	8
GBP	497	USD	733	05/01/09	(2)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

GBP	4,613	USD	6,791	05/21/09	(33)
GBP	8,010	USD	11,747	05/26/09	(101)
GBP	2,514	USD	3,677	05/29/09	(42)
GBP	185	USD	259	06/17/09	(15)
GBP	816	USD	1,199	06/17/09	(8)
GBP	1,690	USD	2,416	06/17/09	(84)
JPY	113,038	AUD	1,749	06/17/09	80
JPY	113,038	AUD	1,749	06/17/09	40
JPY	117,270	AUD	1,705	06/17/09	34
JPY	117,270	AUD	1,705	06/17/09	11
JPY	165,179	AUD	2,282	06/17/09	(15)
JPY	165,179	AUD	2,282	06/17/09	(8)
JPY	143,738	CHF	1,708	06/17/09	4
JPY	143,738	CHF	1,708	06/17/09	35
JPY	85,392	EUR	645	05/26/09	(3)
JPY	85,392	EUR	645	05/26/09	(10)
JPY	117,682	EUR	883	06/17/09	(37)
JPY	117,682	EUR	883	06/17/09	11
JPY	154,583	EUR	1,161	06/17/09	(43)
JPY	154,583	EUR	1,161	06/17/09	10
JPY	472,304	GBP	3,241	06/17/09	116
JPY	472,304	GBP	3,241	06/17/09	(113)
JPY	96,606	NOK	6,742	06/17/09	7
JPY	96,606	NOK	6,742	06/17/09	38
JPY	102,244	NOK	6,766	06/17/09	(6)
JPY	102,244	NOK	6,766	06/17/09	(3)
JPY	296,701	USD	3,084	05/01/09	76
JPY	68,916	USD	709	05/26/09	10
JPY	215,698	USD	2,160	05/26/09	(28)
JPY	381,761	USD	3,968	06/17/09	95
JPY	625,842	USD	6,372	06/17/09	22
MXN	2,763	USD	198	05/01/09	(3)
MXN	14,133	USD	1,053	05/13/09	31
MXN	19,155	USD	1,409	05/13/09	23
NOK	13,566	USD	1,913	06/17/09	(149)
NZD	1,851	AUD	1,491	06/17/09	44
NZD	1,851	AUD	1,491	06/17/09	(8)
NZD	1,303	USD	735	06/17/09	—
NZD	1,842	USD	1,021	06/17/09	(18)
NZD	4,498	USD	2,357	06/17/09	(181)
NZD	5,875	USD	2,908	06/17/09	(408)
NZD	9,407	USD	5,395	06/17/09	87
SEK	5,808	EUR	523	06/17/09	(23)
SEK	5,808	EUR	523	06/17/09	(7)
SEK	13,494	EUR	1,219	06/17/09	25
SEK	13,494	EUR	1,219	06/17/09	(90)
SEK	7,603	USD	834	06/17/09	(111)
SEK	12,345	USD	1,529	06/17/09	(5)
SEK	36,517	USD	4,426	06/17/09	(113)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1,295)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	147

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	22,300	3.500%	Three Month LIBOR	06/17/19	432
Bank of America	USD	1,700	Three Month LIBOR	5.000%	12/17/28	(363)
Bank of America	USD	9,500	5.628%	Three Month LIBOR	06/16/36	3,399
Barclays Bank PLC	BRL	3,900	12.540%	Brazil Interbank Deposit Rate	01/02/12	45
Barclays Bank PLC	GBP	7,340	Six Month LIBOR	4.000%	06/17/14	(465)
Barclays Bank PLC	JPY	383,000	Three Month LIBOR	1.250%	06/17/14	(61)
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(133)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(119)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(447)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(988)
BNP Paribas	EUR	900	Consumer Price Index (France)	2.090%	10/15/10	44
Citibank	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	(7)
Citibank	MXN	195,000	8.210%	Mexico Interbank 28 Day Deposit Rate	12/08/10	520
Citibank	MXN	243,000	8.210%	Mexico Interbank 28 Day Deposit Rate	12/09/10	645
Citibank	AUD	33,500	4.500%	Three Month BBSW	06/15/11	100
Citibank	GBP	20,000	5.000%	Six Month LIBOR	03/18/12	2,204
Citibank	USD	9,200	2.750%	Three Month LIBOR	06/18/12	198
Citibank	JPY	4,012,000	Six Month LIBOR	1.500%	12/17/13	(1,190)
Citibank	GBP	160	4.000%	Six Month LIBOR	06/17/14	10
Citibank	EUR	5,390	3.500%	Six Month EURIBOR	06/17/14	251
Citibank	JPY	1,178,000	Six Month LIBOR	1.250%	06/17/14	(187)
Citibank	JPY	2,815,000	Six Month LIBOR	1.250%	06/17/14	(447)
Citibank	USD	600	Three Month LIBOR	3.500%	06/18/29	10
Citibank	USD	1,900	Three Month LIBOR	5.000%	12/17/38	(508)
Credit Suisse First Boston	USD	29,400	2.750%	Three Month LIBOR	06/18/12	632
Credit Suisse First Boston	GBP	8,200	5.000%	Six Month LIBOR	03/18/14	1,137
Credit Suisse First Boston	GBP	2,720	Six Month LIBOR	4.000%	06/17/14	(172)
Credit Suisse First Boston	GBP	6,310	Six Month LIBOR	4.000%	06/17/14	(400)
Credit Suisse First Boston	USD	10,700	Three Month LIBOR	3.500%	06/17/24	80
Credit Suisse First Boston	USD	12,600	Three Month LIBOR	3.500%	06/18/29	213
Credit Suisse First Boston	USD	13,500	Three Month LIBOR	5.000%	12/17/38	(3,582)
Deutsche Bank	KRW	5,951,000	2.820%	Korean Interbank Offer Rate	01/28/11	(3)
Deutsche Bank	AUD	500	4.500	03MBBSW	06/15/11	2
Deutsche Bank	GBP	200	5.000%	Six Month LIBOR	03/18/14	28
Deutsche Bank	GBP	1,300	5.000%	Six Month LIBOR	03/18/14	250
Deutsche Bank	GBP	11,420	4.000%	Six Month LIBOR	06/17/14	724
Deutsche Bank	USD	40,000	Three Month LIBOR	3.250%	06/17/14	(1,173)
Deutsche Bank	USD	56,900	Three Month LIBOR	3.500%	06/17/16	(1,874)
Deutsche Bank	USD	8,000	3.500%	Three Month LIBOR	06/17/19	155
Deutsche Bank	USD	13,800	3.500%	Three Month LIBOR	06/17/19	267
Deutsche Bank	USD	30,600	Three Month LIBOR	3.500%	06/17/24	229
Deutsche Bank	USD	800	Three Month LIBOR	3.500%	06/18/29	14
Deutsche Bank	USD	1,400	Three Month LIBOR	3.500%	06/18/29	24
Deutsche Bank	USD	7,300	Three Month LIBOR	3.500%	06/18/29	123
Goldman Sachs	GBP	5,300	6.000%	Six Month LIBOR	06/19/09	110
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	43
Goldman Sachs	BRL	1,400	11.465%	Brazil Interbank Deposit Rate	01/04/10	—
Goldman Sachs	USD	5,600	1.840%	France CPI Ex Tobacco Index	03/15/12	187
Goldman Sachs	USD	4,320	4.987%	Three Month LIBOR	05/02/12	470
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	09/17/13	13
HSBC	GBP	600	5.100%	Six Month LIBOR	09/15/13	83
HSBC	GBP	800	5.000%	Six Month LIBOR	09/17/13	106
JP Morgan	BRL	37,000	10.060%	Brazil Interbank Deposit Rate	01/04/10	17
JP Morgan	MXN	122,000	8.420%	Mexico Interbank 28 Day Deposit Rate	12/01/10	349

See accompanying notes which are an integral part of the financial statements.

148	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JP Morgan	MXN	98,000	8.380%	Mexico Interbank 28 Day Deposit Rate	12/03/10	277
JP Morgan	KRW	5,785,000	2.830%	Korean Interbank Offer Rate	01/28/11	(2)
JP Morgan	GBP	7,930	4.000%	Six Month LIBOR	06/17/14	502
JP Morgan	USD	40,000	3.250%	Three Month LIBOR	06/17/14	1,173
JP Morgan	JPY	574,000	1.250%	Six Month LIBOR	06/17/14	91
JP Morgan	JPY	1,549,000	1.250%	Six Month LIBOR	06/17/14	246
JP Morgan	USD	56,900	3.500%	Three Month LIBOR	06/17/16	1,874
JP Morgan	USD	1,600	3.500%	Three Month LIBOR	06/17/19	31
JP Morgan	USD	1,400	Three Month LIBOR	3.500%	06/18/29	24
JP Morgan	USD	1,500	Three Month LIBOR	3.500%	06/18/29	25
JP Morgan	USD	4,800	Three Month LIBOR	5.000%	12/17/38	(1,303)
Merrill Lynch	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	(303)
Merrill Lynch	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	18
Merrill Lynch	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	(2)
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	9
Morgan Stanley	BRL	3,800	12.670%	Brazil Interbank Deposit Rate	01/04/10	36
Morgan Stanley	USD	600	4.000%	Three Month LIBOR	06/17/11	29
Morgan Stanley	USD	600	Three Month LIBOR	5.000%	12/17/38	(159)
Nippon Credit Bank, LTD.	JPY	1,330,000	1.250%	Six Month LIBOR	06/17/14	211
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	31
Royal Bank of Scotland	USD	393,800	3.000%	Three Month LIBOR	12/16/10	5,835
Royal Bank of Scotland	USD	2,700	4.000%	Three Month LIBOR	06/17/11	129
Royal Bank of Scotland	GBP	7,000	5.000%	Six Month LIBOR	03/18/14	970
UBS	BRL	3,800	12.410%	Brazil Interbank Deposit Rate	01/04/10	36
UBS	AUD	7,700	4.500%	Three Month LIBOR	06/15/11	23
UBS	AUD	1,900	4.250%	Six Month BBSW	09/15/11	13
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(20)
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	44
UBS	JPY	226,000	Six Month LIBOR	1.500%	12/17/13	(67)
UBS	JPY	1,354,000	Six Month LIBOR	1.500%	12/17/13	(402)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($3,417)						10,364

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group	Deutsche Bank	3.678%	USD	10,000	1.630	06/20/10	(5,580)
Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	0.075%	USD	1,730	0.820	03/20/14	(7)
Berkshire Hathaway	Deutsche Bank	0.334%	USD	17,100	(1.000)	03/20/13	(1,360)
Centex Corporation	JP Morgan	0.167%	USD	4,275	4.400	12/20/13	(510)
Darden Rest, Inc.	Citigroupglobal Markets, Inc.	0.110%	USD	275	2.730	03/20/14	(21)
Darden Restaurants, Inc.	Deutsche Bank	0.110%	USD	4,775	2.250	03/20/14	(261)
Federative Republic of Brazil	UBS	0.255%	USD	4,000	1.190	08/20/13	(211)
Ford Motor Credit Co.	Barclays Bank PLC	0.960%	USD	700	5.650	09/20/12	(70)
Ford Motor Credit Co.	Goldman Sachs	0.960%	USD	400	3.850	09/20/12	(63)
Ford Motor Credit Co.	Merrill Lynch	3.882%	USD	3,600	5.000	12/20/09	(674)
Gaz Capital for Gazprom	Barclays Bank PLC	0.578%	USD	1,100	1.600	12/20/12	(135)
Gaz Capital for Gazprom	Morgan Stanley	0.572%	USD	1,500	2.480	02/20/13	(148)
Gaz Capital for Gazprom	UBS	0.534%	USD	1,000	1.050	08/20/09	(12)
Gaz Capital for Gazprom	UBS	0.549%	USD	4,000	2.260	08/20/13	(451)
GE Capital Corporation	Banque National De Paris	0.748%	USD	1,700	1.100	12/20/09	(65)
GE Capital Corporation	Citibank	0.749%	USD	700	1.050	03/20/10	(37)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	149

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

GE Capital Corporation	Citibank	0.749%	USD	600	1.100	03/20/10	(31)
GE Capital Corporation	Citibank	0.749%	USD	200	1.150	03/20/10	(10)
GE Capital Corporation	Citibank	0.685%	USD	600	4.800	12/20/13	(39)
GE Capital Corporation	Citibank	0.736%	USD	5,500	5.000	06/20/10	(133)
GE Capital Corporation	Credit Suisse First Boston	0.738%	USD	2,535	(6.550)	12/20/10	(12)
GE Capital Corporation	Goldman Sachs	0.748%	USD	200	0.830	12/20/09	(8)
GE Capital Corporation	Merrill Lynch	0.748%	USD	1,000	1.080	12/20/09	(36)
GE Capital Corporation	Royal Bank of Scotland	0.747%	USD	400	1.100	09/20/09	(8)
General Motors Acceptance Corp.	Merrill Lynch	1.651%	USD	1,400	1.850	09/20/09	(66)
General Motors Corp.	Bank of America	14.330%	USD	800	5.000	06/20/13	(687)
General Motors Corp.	Bank of America	14.580%	USD	900	8.950	03/20/13	(745)
General Motors Corp.	Chase Securities Inc.	14.851%	USD	200	4.550	12/20/12	(172)
General Motors Corp.	Citibank	14.851%	USD	10,300	4.630	12/20/12	(8,828)
General Motors Corp.	Deutsche Bank	14.330%	USD	500	5.000	06/20/13	(430)
Hewelett-Packard Co.	Citigroupglobal Markets, Inc.	0.050%	USD	1,730	0.720	03/20/14	(19)
Home Depot	Citigroupglobal Markets, Inc.	0.105%	USD	4,695	2.670	03/20/14	(359)
Lowes	Citigroupglobal Markets, Inc.	0.095%	USD	4,900	1.200	03/20/14	(63)
Metlife, Inc.	Deutsche Bank	0.618%	USD	8,500	2.050	03/20/13	(1,058)
Metlife, Inc.	UBS	0.618%	USD	8,500	2.050	03/20/13	(1,058)
Mexico Government International Bond	JP Morgan	0.306%	USD	2,600	0.920	03/20/16	(313)
Nordstrom, Inc.	Deutsche Bank	0.201%	USD	5,125	2.100	03/20/14	(34)
Prudential	Deutsche Bank	0.675%	USD	8,500	2.300	03/20/13	(1,114)
Prudential	UBS	0.675%	USD	8,500	2.300	03/20/13	(1,114)
Pulte Homes, Inc.	JP Morgan	0.183%	USD	9,000	2.550	12/20/13	(299)
Republic of Indonesia	UBS	0.400%	USD	300	1.300	09/20/10	(9)
Republic of Korea	JP Morgan	0.246%	USD	1,000	3.800	12/20/09	13
Republic of Panama	JP Morgan	0.329%	USD	300	1.250	01/20/17	(37)
Russian Federation	UBS	0.362%	USD	2,500	1.030	08/20/13	(244)
Russian Federation	UBS	0.336%	USD	500	1.250	08/20/18	(72)
SLM Corporation	Barclays	1.950%	USD	400	5.100	06/20/09	(8)
SLM Corporation	Deutsche Bank	1.344%	USD	10,000	5.000	12/20/13	(2,181)
Wachovia Corporation	Royal Bank of Scotland	0.241%	USD	300	3.020	03/20/13	13

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($3,036)							(28,766)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX—HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	16,900	(0.760)	01/25/38	(12,281)
ABX—HE Index for Sub-Prime Home Equity Sector	Citibank	USD	8,000	0.170	05/25/46	(7,441)
ABX—HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,500	(0.090)	08/25/37	(12,221)
CMBS AAA Index	Citigroupglobal Markets, Inc.	USD	7,020	0.350	10/03/51	1,883
CMBS AAA Index	Credit Suisse First Boston	USD	5,975	0.070	03/15/49	1,381
CMBS AAA Index	Credit Suisse First Boston	USD	8,000	0.350	02/17/51	2,146
CMBS AAA Index	Deutsche Bank	USD	8,000	0.080	12/13/49	2,129
CMBS AAA Index	JP Morgan	USD	5,475	0.080	12/13/49	1,456
CMBS AAA Index	JP Morgan	USD	4,650	0.080	12/13/49	1,237
CMBS AAA Index	JP Morgan	USD	5,975	0.100	10/12/52	1,011
CMBS AAA Index	JP Morgan	USD	7,425	0.350	02/17/51	1,990
CMBS AAA Index	JP Morgan	USD	4,650	0.350	02/17/51	1,248
CMBX AJ Index	Barclays Bank PLC	USD	6,500	0.840	10/12/52	3,758
CMBX AJ Index	Barclays Bank PLC	USD	6,500	0.840	10/12/52	3,758

See accompanying notes which are an integral part of the financial statements.

150	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

CMBX AJ Index	Credit Suisse First Boston	USD	3,690	0.840	10/12/52	2,139
CMBX AJ Index	Credit Suisse First Boston	USD	19,795	0.840	10/12/52	11,484
Dow Jones CDX Index	Chase Securities Inc.	USD	2,000	1.120	12/20/12	(1)
Dow Jones CDX Index	Citibank	USD	4,968	0.355	06/20/12	(394)
Dow Jones CDX Index	Citibank	USD	4,871	0.360	06/20/12	(385)
Dow Jones CDX Index	Citibank	USD	1,072	0.401	06/20/12	(83)
Dow Jones CDX Index	Deutsche Bank	USD	86,000	(1.500)	12/20/13	1,619
Dow Jones CDX Index	Deutsche Bank	USD	2,200	(1.000)	06/20/14	63
Dow Jones CDX Index	Deutsche Bank	USD	1,361	0.530	06/20/13	(3)
Dow Jones CDX Index	Deutsche Bank	USD	9,237	0.708	12/20/12	47
Dow Jones CDX Index	Goldman Sachs	USD	1,750	0.463	06/20/13	(9)
Dow Jones CDX Index	Goldman Sachs	USD	583	0.548	12/20/17	(1)
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120	12/20/12	(3)
Dow Jones CDX Index	JP Morgan	USD	1,458	0.553	12/20/17	(3)
Dow Jones CDX Index	Merrill Lynch	USD	9,999	(5.000)	06/20/14	2,118
Dow Jones CDX Index	Merrill Lynch	USD	19,478	1.580	12/20/12	(1,352)
Dow Jones CDX Index	Merrill Lynch	USD	19,478	1.640	12/20/12	(1,336)
Dow Jones CDX Index	Merrill Lynch	USD	2,100	1.833	06/20/12	(647)
Dow Jones CDX Index	Morgan Stanley	USD	2,100	2.080	06/20/12	(632)
Dow Jones CDX Index	Morgan Stanley	USD	4,950	(5.000)	06/20/14	1,050

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $1,135						3,725

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,901)						(25,041)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	151

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	11.1
Corporate Bonds and Notes	23.1
International Debt	7.0
Loan Agreements	1.0
Mortgage-Backed Securities	57.9
Municipal Bonds	0.9
Non-US Bonds	0.8
United States Government Agencies	2.4
United States Government Treasuries	2.6
Common Stocks	—	*
Preferred Stocks	0.1
Warrants & Rights	—	*
Options Purchased	0.1
Short Term Investments	11.6
Repurchase Agreement	1.2
Other Securities	6.2

Total Investments	126.0
Other Assets and Liabilities, Net	(26.0)

	100.0

Futures Contracts	0.3
Options Written	—	*
Foreign Currency Exchange Contracts	—	*
Interest Rate Swap Contracts	0.2
Credit Default Swaps	(0.4)

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

152	Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2008	$1,000.00	$1,000.00
Ending Account Value April 30, 2009	$1,062.10	$1,017.11
Expenses Paid During Period*	$7.92	$7.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2008	$1,000.00	$1,000.00
Ending Account Value April 30, 2009	$1,067.00	$1,021.47
Expenses Paid During Period*	$3.43	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2008	$1,000.00	$1,000.00
Ending Account Value April 30, 2009	$1,067.70	$1,022.71
Expenses Paid During Period*	$2.15	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2008	$1,000.00	$1,000.00
Ending Account Value April 30, 2009	$1,067.50	$1,022.02
Expenses Paid During Period*	$2.87	$2.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2008	$1,000.00	$1,000.00
Ending Account Value April 30, 2009	$1,068.40	$1,022.91
Expenses Paid During Period*	$1.95	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 113.8%
Asset-Backed Securities - 5.5%
Aames Mortgage Investment Trust (Ê)(Þ) Series 2005-3 Class A1 0.588% due 08/25/35	256	238
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.738% due 07/25/34	143	53
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.938% due 12/25/33	112	69
Series 2005-SD3 Class A 0.838% due 08/25/45	271	218
Series 2006-HE4 Class A2A 0.498% due 10/25/36	186	132
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.913% due 01/25/34	350	193
Air 2 US(Þ) 8.027% due 10/01/19	650	422
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.188% due 02/25/33	155	48
Series 2004-R10 Class A5 0.828% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.498% due 01/25/37	212	177
Series 2006-OPT Class A3A 0.498% due 10/25/36	59	57
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 0.688% due 03/25/36	1,346	48
BA Credit Card Trust (Ê) Series 2007-A12 Class A12 0.651% due 01/15/13	8,200	8,053
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	188
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 0.938% due 11/25/42	135	93
Series 2003-SD1 Class A 0.888% due 12/25/33	116	84
Series 2005-2 Class A3 0.838% due 04/25/35	20	19
Series 2006-SD2 Class A2 0.638% due 06/25/36	299	220
Series 2007-HE5 Class 1A1 0.528% due 06/25/47	46	37
Series 2007-HE6 Class 1A1 1.688% due 06/25/37	765	485
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.538% due 05/25/37	179	134
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	181	161

	Principal Amount ($) or Shares	Market Value $
Business Loan Express (Ê)(Þ) Series 2003-2A Class A 1.238% due 01/25/32	259	153
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.758% due 10/25/35	191	169
Series 2006-NC3 Class A3 0.588% due 08/25/36	2,105	587
Cendant Mortgage Corp. (Ê)(Þ) Series 2003-A Class A3 0.988% due 07/25/43	55	54
Centex Home Equity (Ê) Series 2006-A Class AV4 0.688% due 06/25/36	1,700	634
Chase Issuance Trust (Ê) Series 2008-A7 Class A7 1.101% due 11/15/11	4,420	4,372
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 0.638% due 11/25/45	932	556
Series 2007-AHL Class A3A 0.498% due 05/25/37	248	169
Series 2007-AMC Class A2A 0.548% due 03/25/37	346	255
0.498% due 05/25/37	1,003	799
Series 2007-WFH Class A4 0.722% due 01/25/37	2,250	900
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.918% due 12/25/31	79	42
Series 2004-AB2 Class M3 (Ê) 1.038% due 05/25/36	310	19
Series 2004-BC1 Class M1 (Ê) 0.938% due 02/25/34	209	133
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	843
Series 2006-3 Class 3A1 (Ê) 0.558% due 06/25/36	269	172
Series 2006-6 Class 2A2 (Ê) 0.618% due 09/25/36	493	319
Series 2006-11 Class 1AF4 6.300% due 09/25/46	505	159
Series 2006-BC1 Class 1A (Ê) 0.638% due 04/25/36	999	703
Series 2006-BC4 Class 2A2 (Ê) 0.598% due 07/25/36	2,220	1,236
Series 2007-7 Class 2A1 (Ê) 0.518% due 10/25/37	136	116
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 0.691% due 04/15/35	202	54
Series 2005-G Class 2A 0.681% due 12/15/35	1,023	398
Series 2006-E Class 2A 0.591% due 07/15/36	771	233
Series 2007-GW Class A 1.001% due 08/15/37	1,265	585

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	414
Series 2005-CB5 Class AV2 (Ê) 0.698% due 08/25/35	194	153
Series 2006-CB6 Class A21 (Ê) 0.478% due 07/25/36	46	45
Series 2007-RP1 Class A (Ê)(Þ) 0.748% due 05/25/46	1,196	629
CVS Pass-Through Trust (Þ) 5.789% due 01/10/26	257	194
5.880% due 01/10/28	12	9
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.406% due 07/08/11	695	693
Series 2008-B Class A3B 1.956% due 09/10/12	400	377
Delta Air Lines, Inc. Series 071A 6.821% due 08/10/22	1,479	1,050
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-1 Class A2A1 1.438% due 05/26/37	766	575
Series 2007-1 Class A2C 1.688% due 05/25/37	1,000	292
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2004-FFH Class 2A1 0.818% due 10/25/34	12	12
Series 2007-FF1 Class A2C 0.578% due 01/25/38	1,500	320
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A1 0.508% due 02/25/37	14	14
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.478% due 08/25/36	72	54
GMAC Mortgage Corp. Loan Trust (Ê) Series 2006-HE4 Class A1 0.618% due 12/25/36	485	146
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.708% due 12/25/35	570	484
Series 2006-4 Class 1A2 5.993% due 03/25/36	473	108
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.088% due 08/25/33	111	71
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.737% due 01/20/34	454	298
Series 2006-2 Class A1 0.597% due 03/20/36	1,328	891
Series 2006-4 Class A3V 0.597% due 03/20/36	1,900	1,107

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class AS 0.647% due 03/20/36	2,202	1,185
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.488% due 12/25/36	93	51
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A2 0.488% due 08/25/36	46	44
Series 2007-CH1 Class AV4 0.568% due 11/25/36	2,575	1,326
Series 2007-CH3 Class A2 0.518% due 03/25/37	366	298
Lehman XS Trust (Ê) Series 2005-1 Class 2A1 2.022% due 07/25/35	496	274
Series 2005-1 Class 2A2 1.938% due 07/25/35	130	72
Series 2006-16N Class A1A 0.518% due 11/25/46	289	226
Series 2006-17 Class WF11 0.558% due 11/25/36	152	147
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.718% due 10/25/34	34	18
Series 2006-9 Class 2A1 0.498% due 10/25/36	566	505
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.913% due 08/25/33	84	25
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.588% due 09/25/33	51	5
Series 2006-HE7 Class A2A 0.488% due 09/25/36	397	373
Series 2007-HE2 Class A2B 0.528% due 01/25/37	2,800	1,179
Series 2007-HE6 Class A1 0.498% due 05/25/37	148	92
Series 2007-NC3 Class A2A 0.498% due 05/25/37	99	81
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.558% due 10/25/36	140	128
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 0.712% due 07/25/17	71	29
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 0.558% due 04/25/37	334	298
Nelnet Student Loan Trust (Ê) Series 2008-4 Class A4 2.639% due 04/25/24	490	442
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.968% due 02/25/35	370	188
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.538% due 03/25/37	986	775

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.988% due 04/25/33	71	5
Series 2003-3 Class M3 3.438% due 06/25/33	112	12
Series 2003-4 Class M2 2.088% due 07/25/33	106	35
Series 2006-3 Class 2A2 0.538% due 02/25/37	2,160	971
Series 2007-4 Class 2A1 0.528% due 04/25/37	1,378	1,166
Series 2007-6 Class 2A1 0.498% due 06/25/37	416	322
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 0.538% due 12/25/10	884	530
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	52
Series 2006-A Class A1 (Ê) 0.601% due 11/15/18	307	261
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 0.598% due 09/25/37	2,390	575
Park Place Securities, Inc. (Ê) Series 2004-WWF Class A1D 0.898% due 12/25/34	78	76
Series 2005-WCW Class M1 0.888% due 09/25/35	370	153
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	345	289
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 0.772% due 02/25/37	524	247
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 1.022% due 12/25/33	354	161
Series 2005-1 Class M1 5.357% due 05/25/35	172	55
Series 2005-2 Class AF4 4.934% due 08/25/35	585	359
Series 2006-1 Class AF6 5.746% due 05/25/36	304	226
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	256	120
Series 2003-RS2 Class AII (Ê) 1.118% due 03/25/33	101	41
Series 2003-RS3 Class AII (Ê) 1.158% due 04/25/33	65	38
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	375	204
Series 2001-KS1 Class AII (Ê) 0.908% due 03/25/32	57	41

	Principal Amount ($) or Shares	Market Value $
Series 2001-KS3 Class AII (Ê) 0.898% due 09/25/31	44	27
Series 2003-KS2 Class MI1 4.800% due 04/25/33	417	167
Series 2003-KS2 Class MI3 6.100% due 04/25/33	130	10
Series 2003-KS4 Class AIIB (Ê) 1.018% due 06/25/33	165	94
Residential Funding Mortgage Securities II, Inc. (Ê) Series 2007-HSA Class AI1 0.558% due 05/25/37	24	24
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 1.042% due 09/25/35	61	20
Series 2006-1 Class A 0.692% due 09/25/35	331	88
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 0.978% due 03/25/35	57	24
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 0.597% due 05/20/18	154	121
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 1.392% due 01/26/15	147	145
Series 2008-6 Class A1 1.492% due 10/27/14	1,231	1,222
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	41	43
Small Business Administration Pools (Ê) 3.080% due 09/25/18	164	168
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 5.645% due 10/25/36	1,030	943
Series 2006-WF2 Class A2C (Ê) 0.578% due 12/25/36	2,550	1,407
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 1.118% due 01/25/34	25	8
Series 2006-AB1 Class A2 0.578% due 12/25/36	153	148
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 0.878% due 04/25/35	500	51
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	383	294
Series 2002-HF1 Class A (Ê) 0.728% due 01/25/33	13	8
Series 2006-BC3 Class A2 (Ê) 0.488% due 10/25/36	188	167
Series 2007-BC3 Class 2A2 (Ê) 0.578% due 05/25/47	2,300	510

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 0.782% due 03/25/36	982	658
Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 0.688% due 11/25/33	126	51
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 0.538% due 03/25/37	186	170

		52,995

Corporate Bonds and Notes - 21.4%
Alcoa, Inc. (Ñ) 6.000% due 07/15/13	500	446
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	394
Altria Group, Inc. 9.700% due 11/10/18	1,075	1,256
9.950% due 11/10/38	835	917
10.200% due 02/06/39	660	727
American Express Co. 7.000% due 03/19/18	200	190
8.150% due 03/19/38	385	365
6.800% due 09/01/66	170	100
American Express Credit Corp. 5.875% due 05/02/13	1,325	1,305
Series C 7.300% due 08/20/13	755	756
Series MTNB (Ê) 0.639% due 10/04/10	1,300	1,192
American General Finance Corp. 1.518% due 08/17/11 (Ê)	2,000	807
6.900% due 12/15/17	130	52
American International Group, Inc. 4.700% due 10/01/10	60	35
5.050% due 10/01/15	200	73
5.850% due 01/16/18	80	27
8.250% due 08/15/18 (Þ)	1,760	619
6.250% due 03/15/37	1,800	225
Anadarko Petroleum Corp. 5.950% due 09/15/16	655	593
8.700% due 03/15/19	440	462
6.450% due 09/15/36	290	220
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.750% due 01/15/19	1,575	1,649
Apache Corp. 6.000% due 09/15/13	460	497
6.000% due 01/15/37 (Ñ)	200	195
Appalachian Power Co. Series O 5.650% due 08/15/12	175	175
ArcelorMittal USA, Inc. (Ñ) 6.500% due 04/15/14	465	393
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	32

	Principal Amount ($) or Shares	Market Value $
AT&T, Inc. 5.100% due 09/15/14	240	249
6.800% due 05/15/36	345	335
6.550% due 02/15/39	490	471
BAC Capital Trust XIV (ƒ)(Ñ) 5.630% due 12/31/49	20	8
BAC Capital Trust XV (Ê) 2.061% due 06/01/56	1,300	344
Baker Hughes, Inc. 7.500% due 11/15/18	630	709
Bank of America Corp. 4.375% due 12/01/10 (Ñ)	1,350	1,312
3.125% due 06/15/12 (Ñ)	120	124
2.375% due 06/22/12	1,045	1,059
5.420% due 03/15/17	20	14
6.000% due 09/01/17	1,000	836
5.750% due 12/01/17	1,180	964
8.000% due 12/29/49 (ƒ)	1,600	909
8.125% due 12/29/49 (ƒ)	310	176
Bank of America NA Series BKNT 1.600% due 06/15/16 (Ê)	1,200	722
6.000% due 10/15/36	300	206
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	191
BankAmerica Capital III (Ê) Series * 1.701% due 01/15/27	700	228
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	2,725	2,652
7.250% due 02/01/18	2,810	2,870
BellSouth Corp. 4.750% due 11/15/12	20	21
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	685	545
Boeing Co. 5.000% due 03/15/14	460	484
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	90	88
Cardinal Health, Inc. 5.850% due 12/15/17	470	422
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	668
7.150% due 02/15/19	930	913
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	350	356
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	110
Series B 7.875% due 04/01/13	745	781
Cisco Systems, Inc. 5.900% due 02/15/39	1,005	951
Citicorp 7.250% due 10/15/11	460	402

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup Capital XXI 8.300% due 12/21/57	1,375	837
Citigroup, Inc. 5.500% due 08/27/12	500	446
5.300% due 10/17/12	200	177
5.500% due 04/11/13	675	602
5.850% due 07/02/13	100	89
6.500% due 08/19/13	1,955	1,784
5.000% due 09/15/14	3,035	2,079
4.750% due 05/31/17	500	364
6.000% due 08/15/17	300	252
6.125% due 11/21/17	980	808
6.125% due 05/15/18	570	479
6.125% due 08/25/36	500	296
6.875% due 03/05/38	1,550	1,320
Clear Channel Communications, Inc. 6.250% due 03/15/11	290	70
Clorox Co. 5.450% due 10/15/12	295	309
Columbus Southern Power Co. (Ñ) Series C 5.500% due 03/01/13	85	86
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	771
7.875% due 08/01/13	700	733
Comcast Corp. 6.500% due 01/15/15	1,050	1,084
6.500% due 01/15/17	520	535
6.300% due 11/15/17	1,125	1,145
6.500% due 11/15/35	350	327
ConocoPhillips 5.900% due 05/15/38	60	54
6.500% due 02/01/39	1,335	1,323
ConocoPhillips Holding Co. 6.950% due 04/15/29	825	850
Consolidated Edison Co. of New York, Inc. (Ñ) 6.650% due 04/01/19	1,100	1,185
Continental Airlines, Inc. Series 071A 5.983% due 04/19/22	2,995	2,366
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	730	669
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	840	788
COX Communications, Inc. 6.750% due 03/15/11	790	806
8.375% due 03/01/39 (Þ)	545	529
Credit Suisse NY 5.500% due 05/01/14	500	501
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	116
4.875% due 01/15/15 (Ñ)	110	108
CVS/Caremark Corp. 6.250% due 06/01/27	865	816

	Principal Amount ($) or Shares	Market Value $
CVS Pass-Through Trust (Å) 6.036% due 12/10/28	1,055	782
Daimler Finance NA LLC 4.875% due 06/15/10	1,085	1,077
5.875% due 03/15/11	300	296
DCP Midstream LLC 6.875% due 02/01/11	45	45
6.750% due 09/15/37 (Þ)	785	517
Dell, Inc. (Ñ) 5.650% due 04/15/18	475	465
Delta Air Lines, Inc. Series 00-1 7.570% due 11/18/10	1,635	1,521
Delta Air Lines, Inc. Series 01A2 7.111% due 03/18/13	500	440
Dominion Resources, Inc. 4.750% due 12/15/10	90	92
5.700% due 09/17/12	455	474
8.875% due 01/15/19	390	452
DPL, Inc. 6.875% due 09/01/11	495	506
DTE Energy Co. 7.050% due 06/01/11	300	308
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	284
6.000% due 01/15/38	595	605
Duke Energy Corp. 6.300% due 02/01/14	175	185
Duke University 4.200% due 04/01/14	1,300	1,327
5.150% due 04/01/19	1,000	1,006
Eastman Kodak Co. 7.250% due 11/15/13	70	43
Energy Future Holdings Corp. Series P (Ñ) 5.550% due 11/15/14	150	66
Series Q 6.500% due 11/15/24	90	28
Series R 6.550% due 11/15/34	635	193
Enterprise Products Operating LLC 9.750% due 01/31/14	830	909
6.300% due 09/15/17	490	453
Erac USA Finance Co. (Þ) 7.000% due 10/15/37	2,205	1,540
Exelon Corp. 4.900% due 06/15/15	740	653
5.625% due 06/15/35	330	227
Federal Express Corp. 7.600% due 07/01/97	170	150
Financing Corp. Series 6P Zero coupon due 08/03/18	160	106
Series 15P Zero coupon due 03/07/19	160	101
FirstEnergy Corp. Series B 6.450% due 11/15/11	1,925	1,955

Russell Investment Grade Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series C 7.375% due 11/15/31	905	772
FPL Group Capital, Inc. 7.875% due 12/15/15	740	842
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,068
General Electric Capital Corp. 1.308% due 08/15/11 (Ê)	300	272
5.250% due 10/19/12	1,195	1,193
5.625% due 05/01/18 (Ñ)	2,765	2,412
5.875% due 01/14/38	2,015	1,391
6.875% due 01/10/39	1,500	1,175
5.500% due 09/15/67 (Þ)	300	175
6.375% due 11/15/67	4,270	2,451
Series MTNA 6.000% due 06/15/12 (Ñ)	1,270	1,295
1.580% due 09/15/14 (Ê)	830	627
General Electric Co. 5.250% due 12/06/17	505	478
General Motors Corp. 8.375% due 07/05/33	160	11
GlaxoSmithKline Capital, Inc. 1.856% due 05/13/10 (Ê)	8,200	8,240
5.650% due 05/15/18	930	965
Glen Meadow Pass-Through Trust (Þ) 6.505% due 02/12/67	200	69
GMAC LLC (Þ) 7.500% due 12/31/13	309	195
8.000% due 12/31/18	159	64
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	475
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10 (Ñ)	1,010	1,019
5.300% due 02/14/12 (Ñ)	2,255	2,287
5.450% due 11/01/12	80	80
4.750% due 07/15/13	300	291
5.125% due 01/15/15	1,000	948
6.250% due 09/01/17	1,800	1,702
6.150% due 04/01/18	2,200	2,075
7.500% due 02/15/19	1,484	1,523
5.950% due 01/15/27	250	179
6.450% due 05/01/36	125	91
6.750% due 10/01/37	2,200	1,677
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	275	229
HBOS PLC (Þ) 6.750% due 05/21/18	2,425	1,785
Hess Corp. 8.125% due 02/15/19	620	679
7.875% due 10/01/29 (Ñ)	110	104
7.300% due 08/15/31	465	420
Historic TW, Inc. 8.050% due 01/15/16	565	569
Humana, Inc. (Ñ) 7.200% due 06/15/18	160	135
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	43

	Principal Amount ($) or Shares	Market Value $
International Business Machines Corp. 5.700% due 09/14/17	700	742
International Lease Finance Corp. 5.625% due 09/15/10	545	470
5.625% due 09/20/13	805	454
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	247
JPMorgan Chase & Co. 5.375% due 10/01/12	1,620	1,641
5.375% due 01/15/14	475	484
5.125% due 09/15/14	1,085	1,005
5.150% due 10/01/15	520	464
6.000% due 01/15/18	425	413
6.400% due 05/15/38	1,542	1,502
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	1,245	947
Series 2 2.125% due 06/22/12	40	40
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	79
JPMorgan Chase Capital XIII (Ê) Series M 2.182% due 09/30/34	625	273
JPMorgan Chase Capital XV 5.875% due 03/15/35	550	354
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	200	143
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	570	598
Kellogg Co. 5.125% due 12/03/12	660	693
Kerr-McGee Corp. 6.950% due 07/01/24	290	231
KeyBank NA 3.200% due 06/15/12 (Ñ)	240	247
Series BKNT (Ê) 3.511% due 06/02/10	900	890
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	185	192
5.000% due 12/15/13	115	109
6.000% due 02/01/17 (Ñ)	60	57
5.950% due 02/15/18	80	74
6.950% due 01/15/38	1,365	1,187
Kraft Foods, Inc. 1.456% due 08/11/10 (Ê)	1,700	1,657
6.125% due 02/01/18	900	914
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	1,450	—
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	300	42
5.250% due 02/06/12	140	20
6.200% due 09/26/14	150	21
6.500% due 07/19/17	390	—
6.750% due 12/28/17	990	—
6.875% due 05/02/18	200	30

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Zero coupon due 04/03/49	1,000	140
2.889% due 12/31/49	1,200	168
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	113
MBNA Corp. 6.125% due 03/01/13	445	395
Merrill Lynch & Co., Inc. 1.934% due 03/22/11 (Ê)	100	114
1.292% due 07/25/11 (Ê)	700	607
6.050% due 08/15/12	200	184
5.450% due 02/05/13	3,080	2,697
6.400% due 08/28/17	690	561
6.875% due 04/25/18	735	619
6.220% due 09/15/26	905	535
7.750% due 05/14/38	820	560
MetLife, Inc. 6.125% due 12/01/11	180	178
6.400% due 12/15/36	1,010	540
Series A 6.817% due 08/15/18	675	637
Metropolitan Life Global Funding I (Ê)(Þ) 1.278% due 05/17/10	900	843
MidAmerican Energy Co. 5.800% due 10/15/36	300	266
Midamerican Energy Holdings Co. Series WI 6.125% due 04/01/36	1,150	997
Morgan Stanley 3.338% due 05/14/10 (Ê)	1,100	1,074
3.250% due 12/01/11 (Ñ)	1,350	1,402
5.625% due 01/09/12	510	508
4.750% due 04/01/14	250	211
1.557% due 10/18/16 (Ê)	1,235	871
5.450% due 01/09/17	600	536
6.250% due 08/28/17	300	274
6.625% due 04/01/18	3,105	2,955
Series GMTN (Ê) 1.449% due 01/09/14	1,100	888
Nationsbank Capital Trust III (Ê) 1.681% due 01/15/27	500	167
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	1,950	2,114
8.750% due 03/01/31	500	572
News America Holdings, Inc. 7.900% due 12/01/95	295	232
8.250% due 10/17/96	65	54
News America, Inc. 6.900% due 03/01/19 (Þ)	520	489
6.200% due 12/15/34	35	26
6.150% due 03/01/37	1,735	1,275
6.650% due 11/15/37	20	16
NGPL Pipeco LLC (Þ) 6.514% due 12/15/12	2,185	2,157
Nisource Finance Corp. 7.875% due 11/15/10	465	465
6.400% due 03/15/18	250	215
Norfolk Southern Corp. 7.900% due 05/15/97	1,000	958

	Principal Amount ($) or Shares	Market Value $
Northern States Power Co. Series B 8.000% due 08/28/12	740	829
Occidental Petroleum Corp. 7.000% due 11/01/13	800	903
Ohio Power Co. Series F 5.500% due 02/15/13	45	45
Oncor Electric Delivery Co. (Þ) 5.950% due 09/01/13	955	961
6.800% due 09/01/18	1,350	1,348
ONEOK Partners, LP 8.625% due 03/01/19	720	732
6.650% due 10/01/36	225	166
Oracle Corp. 5.750% due 04/15/18	1,250	1,324
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	203
6.050% due 03/01/34	340	341
5.800% due 03/01/37	110	107
6.350% due 02/15/38	90	94
Pemex Project Funding Master Trust (Ñ) Series WI 6.625% due 06/15/35	430	348
PepsiCo, Inc. 7.900% due 11/01/18	470	567
Pfizer, Inc. 7.200% due 03/15/39	870	956
Philip Morris International, Inc. 5.650% due 05/16/18	300	304
Principal Life Income Funding Trusts (Ñ) 5.300% due 04/24/13	300	283
Progress Energy, Inc. 7.750% due 03/01/31	130	137
Prudential Financial, Inc. 5.100% due 12/14/11	430	376
Public Service Co. of New Mexico 7.950% due 05/15/18	675	621
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	799
Qwest Corp. 7.875% due 09/01/11	550	546
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	20	11
Rabobank Capital Funding Trust (ƒ)(Þ) 5.254% due 12/29/49	40	22
Reynolds American, Inc. 7.625% due 06/01/16	220	193
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	1,435	1,492
Simon Property Group, LP 5.300% due 05/30/13	1,075	960
6.100% due 05/01/16	295	255
10.350% due 04/01/19	560	585
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	27

Russell Investment Grade Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1 6.150% due 02/01/24	162	144
Southwestern Electric Power Co. (Ñ) 6.450% due 01/15/19	770	747
Sprint Capital Corp. 8.375% due 03/15/12 (Ñ)	360	345
8.750% due 03/15/32	30	23
State Street Capital Trust IV (Ê) 2.320% due 06/15/37	100	40
SunTrust Capital VIII 6.100% due 12/15/36	630	368
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	930	302
Tennessee Gas Pipeline Co. (Þ) 8.000% due 02/01/16	505	515
TEPPCO Partners, LP 7.550% due 04/15/38	710	544
Texas-New Mexico Power Co. (Þ) 9.500% due 04/01/19	800	806
Time Warner Cable, Inc. 6.750% due 07/01/18	1,715	1,735
8.750% due 02/14/19	740	832
8.250% due 04/01/19	1,205	1,332
Series WI 5.850% due 05/01/17	1,225	1,178
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	105	109
Time Warner, Inc. 6.750% due 04/15/11	805	840
6.875% due 05/01/12 (Ñ)	345	363
7.700% due 05/01/32	100	91
Travelers Cos., Inc. (The) 6.250% due 03/15/37	620	382
6.250% due 06/15/37	500	457
Union Electric Co. 6.400% due 06/15/17	545	529
Union Pacific Corp. 5.700% due 08/15/18	1,000	960
United Parcel Service, Inc. 4.500% due 01/15/13	600	633
United Technologies Corp. 5.400% due 05/01/35	70	61
UnitedHealth Group, Inc. 5.250% due 03/15/11 (Ñ)	280	284
6.000% due 06/15/17	65	60
6.000% due 02/15/18	550	515
6.500% due 06/15/37	120	97
USB Capital IX (ƒ) 6.189% due 04/15/49	200	111
Verizon Communications, Inc. 5.350% due 02/15/11 (Ñ)	685	710
5.500% due 02/15/18	430	426
6.100% due 04/15/18 (Ñ)	680	695
6.350% due 04/01/19	835	868

	Principal Amount ($) or Shares	Market Value $
6.400% due 02/15/38	1,415	1,318
8.950% due 03/01/39	540	651
Verizon Global Funding Corp. 7.375% due 09/01/12	275	301
Verizon Wireless Capital LLC (Þ) 8.500% due 11/15/18	870	1,042
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	340	158
Wachovia Corp. 5.500% due 05/01/13	1,100	1,078
5.700% due 08/01/13 (Ñ)	1,530	1,500
5.250% due 08/01/14	460	409
5.625% due 10/15/16 (Ñ)	400	326
5.750% due 06/15/17	460	422
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	443
6.200% due 04/15/38	90	94
Walt Disney Co. (The) 4.500% due 12/15/13	365	379
Washington Mutual, Inc. (Ø)(Ñ) 5.000% due 03/22/12	425	337
Waste Management, Inc. 6.375% due 11/15/12	555	565
WellPoint, Inc. 5.875% due 06/15/17	30	28
7.000% due 02/15/19	200	204
Wells Fargo & Co. (ƒ) Series K 7.980% due 02/28/49	1,760	986
Wells Fargo Capital X (Ñ) 5.950% due 12/15/36	200	147
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 09/26/44	960	816
Weyerhaeuser Co. 6.750% due 03/15/12	475	474
Williams Cos., Inc. (Å) 8.750% due 01/15/20	900	925
Wyeth 6.950% due 03/15/11	375	402
5.950% due 04/01/37	350	336
Xerox Corp. 5.500% due 05/15/12	620	589
XTO Energy, Inc. 7.500% due 04/15/12	130	136
5.500% due 06/15/18	750	713
6.500% due 12/15/18	650	661
6.750% due 08/01/37	60	57

		207,310

International Debt - 4.1%
Aiful Corp. (Þ) 5.000% due 08/10/10	400	132
America Movil SAB de CV 5.625% due 11/15/17	220	207
Anadarko Finance Co. Series B 7.500% due 05/01/31	575	454

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	1,600	1,597
ArcelorMittal (Ñ) 5.375% due 06/01/13	1,195	1,076
AstraZeneca PLC 5.900% due 09/15/17	300	316
AXA SA 8.600% due 12/15/30	75	57
Banque Centrale de Tunisie 8.250% due 09/19/27	550	528
Barrick Gold Corp. 6.950% due 04/01/19	345	365
Barrick Gold Financeco LLC (Ñ) 6.125% due 09/15/13	700	725
BAT International Finance PLC (Þ) 9.500% due 11/15/18	690	784
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	987
BP Capital Markets PLC 5.250% due 11/07/13	850	916
British Sky Broadcasting Group PLC (Þ) 9.500% due 11/15/18	605	674
China Development Bank Corp. 5.000% due 10/15/15	100	105
Corp. Nacional del Cobre de Chile—CODELCO (Þ) 7.500% due 01/15/19	500	533
6.150% due 10/24/36	100	84
Credit Agricole SA/London (Ê)(Þ) 1.306% due 05/28/10	600	588
Credit Suisse Guernsey, Ltd. 5.860% due 05/29/49 (ƒ)	520	283
Series 1 (Ê)(ƒ) 1.928% due 05/29/49	725	290
Credit Suisse NY 5.000% due 05/15/13	1,000	988
6.000% due 02/15/18	500	446
Depfa ACS Bank (Þ) 5.125% due 03/16/37	400	226
Deutsche Bank AG 5.375% due 10/12/12	350	359
Deutsche Bank AG/London 6.000% due 09/01/17	1,000	979
Deutsche Telekom International Finance BV 8.500% due 06/15/10	250	263
5.750% due 03/23/16	300	299
Diageo Capital PLC 7.375% due 01/15/14	980	1,092
Eksportfinans A/S 5.500% due 05/25/16	550	570
Electricite De France (Þ) 5.500% due 01/26/14 (Ñ)	400	428
6.500% due 01/26/19	400	431
6.950% due 01/26/39	400	422
EnCana Corp. 6.625% due 08/15/37	205	192

	Principal Amount ($) or Shares	Market Value $
European Investment Bank 2.625% due 05/16/11	1,575	1,606
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	206
Gaz Capital SA (Þ) 7.343% due 04/11/13	100	89
6.212% due 11/22/16	890	670
8.146% due 04/11/18	500	407
6.510% due 03/07/22	210	140
Glitnir Banki HF (Å)(Ø) 6.330% due 07/28/11	270	34
6.375% due 09/25/12	390	50
6.693% due 06/15/16	700	—
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/30/49	110	35
HSBC Holdings PLC 6.500% due 05/02/36	500	433
6.500% due 09/15/37	935	797
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	390	408
Intergas Finance BV (Þ) 6.375% due 05/14/17	641	429
Kaupthing Bank Hf (Ø) 5.750% due 10/04/11 (Å)	100	7
7.625% due 02/28/15 (Þ)	1,210	94
7.125% due 05/19/16 (Å)	1,480	—
KazMunaiGaz Finance Sub BV (Þ) 8.375% due 07/02/13	730	650
Klio Funding, Ltd. (Ê)(Þ) Series 2004-1A Class A1 1.784% due 04/23/39	3,520	528
KONINKLIJKE KPN NV 8.000% due 10/01/10	620	650
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	137
Lloyds Banking Group PLC (ƒ)(Þ) 5.920% due 12/31/49	200	55
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	973	945
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	200	158
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	2,100	2,066
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,075	11
Petrobras International Finance Co. 6.125% due 10/06/16	460	469
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	113	99
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	192
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	56

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	223
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	630	568
7.125% due 07/15/28	630	525
Royal Bank of Scotland Group PLC 7.640% due 03/31/49 (ƒ)	100	29
Series 1 (ƒ) 9.118% due 03/31/49	200	147
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	310	239
Russia Government International Bond Series REGS 5.000% due 03/31/30	46	45
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	562
Shinsei Finance Cayman, Ltd. (ƒ)(Þ) 6.418% due 01/29/49	630	176
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,455
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	778
Suncor Energy, Inc. (Ñ) 6.500% due 06/15/38	765	631
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	191	162
Telecom Italia Capital SA 6.200% due 07/18/11	290	292
5.250% due 10/01/15	715	635
6.999% due 06/04/18	470	442
Telefonica Europe BV 7.750% due 09/15/10	360	378
TNK-BP Finance SA 7.875% due 03/13/18 (Ñ)(Å)	240	170
Series 144a (Þ) 7.500% due 07/18/16	540	397
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	200	175
Tyco International Finance SA 6.750% due 02/15/11	110	114
6.375% due 10/15/11	465	486
6.000% due 11/15/13	835	816
Tyco International, Ltd./Tyco International Finance SA 6.875% due 01/15/21	210	183
Series WI 7.000% due 12/15/19	70	64
Vale Overseas, Ltd. 6.250% due 01/23/17 (Ñ)	100	97
6.875% due 11/21/36	837	682
Vodafone Group PLC (Ñ) 5.500% due 06/15/11	230	242

		39,530

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 72.3%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 0.678% due 07/25/35	187	77
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.628% due 08/25/37	2,425	722
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	200	121
Series 2005-4 Class 1A1 0.728% due 11/25/45	753	305
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.938% due 04/25/33	112	95
Series 2003-10 Class 2A2 (Ê) 0.888% due 12/25/33	295	215
Series 2006-5 Class CB17 6.000% due 06/25/46	722	392
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	128	128
Series 2005-2 Class A4 4.783% due 07/10/43	1,100	969
Series 2005-3 Class A2 4.501% due 07/10/43	445	430
Series 2005-3 Class A4 4.668% due 07/10/43	1,200	1,035
Series 2006-1 Class A4 5.372% due 09/10/45	910	769
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	986
Series 2007-2 Class AAB 5.817% due 04/10/49	990	867
Series 2007-3 Class A3 5.837% due 06/10/49	200	151
Series 2007-5 Class A3 5.620% due 02/10/51	20	14
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	903	664
Series 2005-D Class A1 (Ê) 3.987% due 05/25/35	354	285
Series 2006-3 Class 5A8 5.500% due 03/25/36	1,040	788
Series 2006-A Class 3A2 5.838% due 02/20/36	344	162
Series 2006-A Class 4A1 (Ê) 5.562% due 02/20/36	965	598
Series 2007-E Class 4A1 (Ê) 5.830% due 07/20/47	864	655
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.888% due 12/25/33	609	564
Series 2004-1 Class 5A1 6.500% due 09/25/33	44	43

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-2 Class 5A1 6.500% due 10/25/31	57	57
Series 2004-11 Class 2A1 5.750% due 01/25/35	753	652
Series 2005-H Class 2A5 (Ê) 4.802% due 09/25/35	575	308
Series 2005-L Class 3A1 (Ê) 5.457% due 01/25/36	456	358
Series 2006-2 Class A15 6.000% due 07/25/36	701	588
Series 2006-B Class 1A1 (Ê) 6.171% due 11/20/36	232	102
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.602% due 02/25/33	24	22
Series 2004-1 Class 23A1 (Ê) 5.439% due 04/25/34	202	171
Series 2004-8 Class 2A1 5.110% due 11/25/34	606	486
Series 2004-9 Class 22A1 (Ê) 4.793% due 11/25/34	193	147
Series 2004-10 Class 22A1 4.960% due 01/25/35	266	240
Series 2005-2 Class A1 (Ê) 2.940% due 03/25/35	2,761	2,239
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.363% due 05/25/35	443	252
Series 2005-7 Class 22A1 5.491% due 09/25/35	289	149
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class A4A 5.299% due 10/12/42	1,500	1,307
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.652% due 01/26/36	473	295
Series 2007-R6 Class 2A1 5.726% due 12/26/46	245	142
Centerline REIT, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	79
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	421	416
Series 2005-A1 Class 2A2 (Ê) 5.236% due 12/25/35	1,258	1,162
Series 2006-A1 Class 1A1 (Ê) 5.998% due 09/25/36	719	523
Series 2006-S4 Class A3 6.000% due 12/25/36	734	627
Series 2006-S4 Class A4 6.000% due 12/25/36	430	421
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 5.917% due 03/15/49	825	654

	Principal Amount ($) or Shares	Market Value $
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB Class A2 (Ê) 5.244% due 02/25/34	25	20
Series 2005-3 Class 2A2B 4.676% due 08/25/35	622	186
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	347	279
Series 2005-11 Class A3 (Ê) 4.900% due 12/25/35	490	396
Series 2007-AR8 Class 2A1A 5.913% due 07/25/37	543	305
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.399% due 07/15/44	765	667
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	568
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	431	315
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.220% due 12/10/49	1,110	797
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê) 0.838% due 03/25/34	375	259
Series 2005-56 Class 4A1 (Ê) 0.748% due 11/25/35	875	352
Series 2005-59 Class 1A1 (Ê) 0.852% due 11/20/35	1,051	422
Series 2005-J8 Class 1A3 5.500% due 07/25/35	699	483
Series 2005-J12 Class 2A1 (Ê) 0.728% due 08/25/35	487	222
Series 2005-J13 Class 2A3 5.500% due 11/25/35	280	183
Series 2006-9T1 Class A7 6.000% due 05/25/36	332	202
Series 2006-43C Class 1A7 6.000% due 02/25/37	180	114
Series 2006-J2 Class A3 6.000% due 04/25/36	515	329
Series 2007-J2 Class 2A1 6.000% due 07/25/37	674	368
Series 2007-OA6 Class A1B (Ê) 0.638% due 06/25/37	635	236
Series 2007-OA7 Class A1A (Ê) 0.618% due 05/25/47	623	216
Countrywide Asset-Backed Certificates (Ê) Series 2006-IM1 Class A2 0.678% due 04/25/36	4,357	1,590
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-16 Class 1A1 (Ê) 0.838% due 09/25/34	241	101
Series 2004-22 Class A3 4.787% due 11/25/34	391	246

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-HYB Class 1A1 4.726% due 02/20/35	896	652
Series 2005-3 Class 1A2 (Ê) 0.728% due 04/25/35	132	55
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	126	82
Series 2005-R3 Class AF (Ê)(Þ) 0.838% due 09/25/35	851	548
Series 2006-HYB Class 2A1A 5.697% due 05/20/36	637	360
Series 2006-OA4 Class A1 (Ê) 2.593% due 04/25/46	367	114
Series 2007-18 Class 2A1 6.500% due 11/25/37	565	372
Series 2007-HY1 Class 1A2 5.677% due 04/25/37	299	74
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A3 4.321% due 01/15/37	154	150
Series 2005-9 Class 2A1 5.500% due 10/25/35	1,127	773
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	4,548
Credit Suisse Mortgage Capital Certificates Series 2006-C1 Class AAB 5.681% due 02/15/39	1,220	1,096
Series 2006-C2 Class A1 5.250% due 03/15/39	700	696
Series 2006-C2 Class A2 5.847% due 03/15/39	1,120	948
Series 2006-TFL Class A1 (Ê)(Þ) 0.571% due 04/15/21	174	137
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	1,722
Series 2007-C3 Class A4 5.912% due 06/15/39	2,265	1,600
Series 2007-C5 Class A3 5.694% due 09/15/40	545	442
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	849
Series 2008-C1 Class A3 6.425% due 02/15/41	1,570	1,172
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.973% due 08/25/35	1,060	770
Series 2007-OA2 Class A1 (Ê) 2.284% due 04/25/47	4,249	1,441
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 5.103% due 06/26/35	920	491
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 3.913% due 07/19/44	136	41
Series 2005-AR6 Class 2A1A (Ê) 0.737% due 10/19/45	708	326
Fannie Mae 7.000% due 2011	4	4
8.000% due 2011	1	1

	Principal Amount ($) or Shares	Market Value $
5.190% due 2012	728	766
7.000% due 2012	2	2
5.500% due 2013	6	6
6.500% due 2013	34	35
5.500% due 2014	15	16
6.500% due 2015	13	14
7.000% due 2015	9	10
5.500% due 2016	3	3
6.000% due 2016	117	123
6.500% due 2016	81	86
9.000% due 2016	1	1
5.500% due 2017	156	162
6.000% due 2017	966	1,021
6.500% due 2017	194	206
7.500% due 2017	—	1
8.500% due 2017	3	3
4.500% due 2018	2,430	2,515
5.000% due 2018	1,746	1,819
5.500% due 2018	1,823	1,910
6.500% due 2018	238	252
4.500% due 2019	326	336
5.000% due 2019	8,850	9,206
6.500% due 2019	112	120
4.000% due 2020	1,527	1,552
4.500% due 2020	566	586
5.000% due 2020	7,859	8,166
6.500% due 2020	46	50
4.000% due 2021	336	341
5.000% due 2021	642	665
5.500% due 2021	17	17
6.000% due 2021	224	235
5.500% due 2022	1,056	1,100
5.000% due 2023	839	869
8.000% due 2024	88	97
8.500% due 2024	18	20
9.000% due 2024	3	4
7.000% due 2025	15	15
8.000% due 2025	1	1
8.500% due 2025	24	26
6.000% due 2026	325	342
7.000% due 2026	23	25
9.000% due 2026	4	5
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	403	431
6.500% due 2029	1,155	1,243
7.000% due 2029	100	109
6.500% due 2030	7	8
8.000% due 2030	111	122
6.500% due 2031	125	133
8.000% due 2031	86	94
5.500% due 2032	54	56
6.000% due 2032	1,136	1,201
6.500% due 2032	1,419	1,524
7.000% due 2032	704	758
8.000% due 2032	3	5
3.824% due 2033 (Ê)	337	339
4.460% due 2033 (Ê)	152	153

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500% due 2033	5,792	5,917
5.000% due 2033	3,554	3,672
5.500% due 2033	12,528	13,035
6.000% due 2033	914	963
6.500% due 2033	744	796
7.000% due 2033	180	194
4.500% due 2034	1,339	1,367
5.000% due 2034	591	610
5.500% due 2034	21,862	22,735
6.000% due 2034	7,011	7,381
6.500% due 2034	778	829
3.617% due 2035 (Ê)	421	430
3.625% due 2035 (Ê)	592	605
3.626% due 2035 (Ê)	282	288
3.634% due 2035 (Ê)	277	283
3.635% due 2035 (Ê)	230	235
3.639% due 2035 (Ê)	277	283
3.649% due 2035 (Ê)	228	233
3.654% due 2035 (Ê)	1,679	1,715
4.374% due 2035 (Ê)	483	490
4.500% due 2035	784	799
4.672% due 2035 (Ê)	1,699	1,753
4.805% due 2035 (Ê)	281	288
5.000% due 2035	8,730	8,999
5.500% due 2035	7,933	8,247
6.000% due 2035	4,808	5,058
5.000% due 2036	454	468
5.500% due 2036	6,628	6,875
6.000% due 2036	9,267	9,707
6.500% due 2036	2,656	2,818
7.000% due 2036	155	166
5.500% due 2037	20,150	20,928
5.554% due 2037 (Ê)	652	679
5.581% due 2037 (Ê)	758	791
5.838% due 2037 (Ê)	172	180
6.500% due 2037	7,332	7,762
5.000% due 2038	14,465	14,894
5.500% due 2038	17,925	18,602
6.000% due 2038	2,462	2,576
6.500% due 2038	105	112
2.713% due 2044 (Ê)	142	138
15 Year TBA (Ï)
4.000%	60	61
4.500%	2,410	2,476
5.000%	1,575	1,629
5.500%	6,800	7,076
6.000%	900	944
30 Year TBA (Ï)
4.500%	3,475	3,536
5.000%	41,587	42,769
5.500%	19,840	20,543
6.000%	54,275	56,685
6.500%	59,400	62,822
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	815	92
Series 2003-345 Class 18

	Principal Amount ($) or Shares	Market Value $
Interest Only STRIP
4.500% due 12/01/18	1,892	164
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	2,103	182
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	2,325	245
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	611	80
Fannie Mae Grantor Trust (Ê) Series 2002-T5 Class A1 0.678% due 05/25/32	550	465
Series 2003-T4 Class 1A 0.658% due 09/26/33	141	89
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	173	185
Series 1999-56 Class Z 7.000% due 12/18/29	320	343
Series 2003-21 Class M 5.000% due 02/25/17	18	18
Series 2003-32 Class FH (Ê) 0.838% due 11/25/22	183	181
Series 2003-35 Class FY (Ê) 0.838% due 05/25/18	922	911
Series 2003-37 Class HY 5.000% due 12/25/16	384	392
Series 2003-78 Class FI (Ê) 0.838% due 01/25/33	424	416
Series 2004-21 Class FL (Ê) 0.788% due 11/25/32	210	207
Series 2005-65 Class FP (Ê) 0.688% due 08/25/35	177	176
Series 2006-5 Class 3A2 (Ê) 4.629% due 05/25/35	78	79
Series 2006-48 Class LG
Zero coupon due 06/25/36	193	166
Series 2007-73 Class A1 (Ê) 0.601% due 07/25/37	714	634
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	51	54
Series 2003-W5 Class A (Ê) 0.658% due 04/25/33	193	169
Series 2003-W9 Class A (Ê) 0.678% due 06/25/33	294	279
Series 2004-W2 Class 5AF (Ê) 0.788% due 03/25/44	371	350
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 2.833% due 02/25/45	55	49
FHA Project Citi 68 NP 7.430% due 01/01/21	70	71

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.310% due 09/25/34	268	168
Series 2006-AA5 Class A2 (Ê) 6.504% due 09/25/36	468	67
Series 2006-AA7 Class A1 (Ê) 6.514% due 01/25/37	2,181	1,072
Series 2006-FA3 Class A6 6.000% due 07/25/36	389	292
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.548% due 10/25/35	182	149
Freddie Mac 6.000% due 2011	43	44
7.000% due 2011	3	3
8.000% due 2011	5	5
8.000% due 2012	2	3
6.000% due 2013	17	17
7.000% due 2014	15	16
12.000% due 2014	10	10
6.000% due 2016	232	245
9.000% due 2016	62	69
6.000% due 2017	356	376
8.000% due 2017	12	13
4.500% due 2018	1,168	1,208
5.000% due 2018	661	691
4.500% due 2019	662	685
5.000% due 2019	548	570
5.500% due 2019	656	683
4.500% due 2020	265	273
5.500% due 2020	1,816	1,896
6.000% due 2022	29	31
9.000% due 2024	5	5
6.500% due 2025	11	12
8.000% due 2025	11	13
9.000% due 2025	7	8
9.000% due 2026	2	2
5.174% due 2027 (Ê)	18	19
6.500% due 2027	—	—
8.500% due 2027	46	50
6.500% due 2028	148	159
6.500% due 2029	246	264
5.275% due 2030 (Ê)	9	9
6.500% due 2031	396	424
5.500% due 2032	3,351	3,483
6.000% due 2032	35	36
6.500% due 2032	453	484
7.000% due 2032	375	401
7.500% due 2032	41	44
5.000% due 2033	828	854
5.500% due 2033	4,686	4,865
6.000% due 2033	11	12
6.500% due 2033	203	216
4.500% due 2034	301	307
4.884% due 2034 (Ê)	144	146
5.000% due 2034	3,174	3,274

	Principal Amount ($) or Shares	Market Value $
5.500% due 2034	1,919	1,992
6.000% due 2034	197	207
6.500% due 2034	173	185
5.000% due 2035	1,104	1,138
5.500% due 2035	542	562
6.000% due 2035	462	485
5.000% due 2036	819	844
5.863% due 2036 (Ê)	278	290
5.920% due 2036 (Ê)	563	586
5.968% due 2036 (Ê)	436	455
6.000% due 2036	611	641
6.112% due 2036 (Ê)	697	725
5.000% due 2037	695	715
5.479% due 2037 (Ê)	309	321
5.500% due 2037	242	250
5.527% due 2037 (Ê)	998	1,043
5.615% due 2037 (Ê)	1,464	1,527
5.687% due 2037 (Ê)	1,331	1,387
5.704% due 2037 (Ê)	214	223
5.714% due 2037 (Ê)	528	551
5.745% due 2037 (Ê)	436	455
5.805% due 2037 (Ê)	135	141
5.809% due 2037 (Ê)	430	449
5.819% due 2037 (Ê)	2,069	2,160
5.882% due 2037 (Ê)	445	464
5.888% due 2037 (Ê)	225	235
5.892% due 2037 (Ê)	461	482
6.000% due 2037	230	240
6.092% due 2037 (Ê)	1,487	1,557
4.981% due 2038 (Ê)	607	631
5.000% due 2038	148	152
5.500% due 2038	5,362	5,551
6.000% due 2038	9,239	9,653
15 Year TBA (Ï)
5.000%	2,500	2,584
30 Year TBA (Ï)
5.000%	6,675	6,845
5.500%	35,793	36,988
6.000%	6,590	6,878
6.500%	230	244
Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	28	29
Series 1998-210 Class ZM 6.000% due 12/15/28	487	517
Series 2000-226 Class F (Ê) 0.901% due 11/15/30	9	9
Series 2001-229 Class KF (Ê) 0.688% due 07/25/22	279	276
Series 2003-262 Class AB 2.900% due 11/15/14	221	221
Series 2004-277 Class UF (Ê) 0.751% due 06/15/33	459	454
Series 2004-281 Class DF (Ê) 0.901% due 06/15/23	374	371
Series 2005-294 Class FA (Ê) 0.621% due 03/15/20	686	670

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-295 Class NA 4.250% due 09/15/24	169	171
Series 2005-299 Class KF (Ê) 0.851% due 06/15/35	350	348
Series 2005-301 Class IM 5.500% due 01/15/31	372	22
Series 2005-305 Class JF (Ê) 0.751% due 10/15/35	251	248
Series 2006-323 Class PA 6.000% due 03/15/26	576	581
Series 2007-333 Class AF (Ê) 0.601% due 10/15/20	4,260	4,164
Series 2007-333 Class BF (Ê) 0.601% due 07/15/19	999	977
Series 2007-333 Class FT (Ê) 0.601% due 08/15/19	1,188	1,161
Series 2007-334 Class FA (Ê) 0.681% due 02/15/19	779	761
GE Capital Commercial Mortgage Corp. Series 2006-C1 Class A4 5.336% due 03/10/44	1,145	973
Series 2007-C1 Class A4 5.543% due 12/10/49	250	166
Ginnie Mae I 7.000% due 2011	3	3
9.500% due 2016	2	2
8.000% due 2017	4	5
10.500% due 2020	6	7
8.000% due 2022	15	16
8.500% due 2022	10	10
8.500% due 2024	8	8
8.000% due 2025	16	17
9.000% due 2025	9	10
8.000% due 2026	50	55
7.000% due 2029	4	5
8.000% due 2029	37	41
8.500% due 2029	20	22
8.000% due 2030	25	27
8.500% due 2030	17	19
7.000% due 2031	303	324
7.000% due 2032	73	79
5.000% due 2033	2,338	2,431
7.000% due 2033	16	16
5.000% due 2035	385	400
6.000% due 2035	2,990	3,129
6.000% due 2036	350	366
6.000% due 2037	764	799
6.000% due 2038	551	576
5.500% due 2039	426	443
30 Year TBA (Ï)
5.500%	990	1,028
6.000%	950	991
Ginnie Mae II 4.125% due 2027 (Ê)	31	32
4.625% due 2030 (Ê)	96	96
5.375% due 2030 (Ê)	14	15
7.500% due 2032	9	10

	Principal Amount ($) or Shares	Market Value $
GMAC Mortgage Corp. Loan Trust Series 2005-AR6 Class 3A1 5.302% due 11/19/35	741	506
Government National Mortgage Association (Ê) Series 1999-40 Class FE 1.003% due 11/16/29	622	621
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.518% due 10/25/46	994	816
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.823% due 10/25/33	249	176
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	1,745	1,609
Series 2005-GG5 Class A41 5.243% due 04/10/37	695	663
Series 2006-GG7 Class A4 6.114% due 07/10/38	2,710	2,265
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	600	540
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	972
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	525
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 0.838% due 06/25/34	800	581
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 (Ê) 2.350% due 05/25/34	256	149
Series 2004-7 Class 4A1 4.847% due 06/25/34	56	47
Series 2005-AR7 Class 6A1 5.243% due 11/25/35	547	368
Harborview Mortgage Loan Trust Series 2004-4 Class 3A (Ê) 1.259% due 06/19/34	153	66
Series 2005-4 Class 3A1 5.142% due 07/19/35	357	205
Series 2005-14 Class 3A1A 5.308% due 12/19/35	178	90
Series 2006-2 Class 1A 5.452% due 02/25/36	802	379
Series 2006-3 Class 1A1A (Ê) 6.315% due 06/19/36	4,819	2,276
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 0.798% due 10/25/34	225	130
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.758% due 03/25/36	685	281

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indymac INDA Mortgage Loan Trust (Ê) Series 2007-AR7 Class 1A1 6.165% due 11/25/37	229	134
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 5.135% due 03/25/35	811	447
Series 2005-AR1 Class A2 5.099% due 09/25/35	266	156
Series 2006-AR2 Class 1A1B (Ê) 0.648% due 04/25/46	882	314
Series 2006-AR2 Class A2 (Ê) 0.518% due 11/25/36	78	71
Series 2006-AR3 Class 2A1A 6.172% due 03/25/36	6,513	2,941
Series 2007-AR5 Class 1A1 6.068% due 05/25/37	2,036	910
Indymac Loan Trust (Ê) Series 2005-L1 Class A 0.638% due 06/25/10	416	313
Series 2005-L2 Class A1 0.658% due 01/25/11	525	336
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 5.940% due 05/25/36	2,810	1,451
Series 2006-A4 Class A4 (Ê) 0.508% due 09/25/36	269	248
Series 2006-S4 Class A1B (Ê) 0.518% due 12/25/36	681	575
Series 2007-A2 Class 12A2 (Ê) 0.538% due 06/25/37	1,156	899
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class A2 3.837% due 01/12/39	875	800
Series 2004-LN2 Class A1 4.475% due 07/15/41	582	562
Series 2005-CB1 Class A4 4.895% due 09/12/37	160	139
5.458% due 01/12/43	200	177
Series 2005-FL1 Class A1 (Ê)(Þ) 0.561% due 02/15/19	100	93
Series 2005-LDP Class A3 4.959% due 08/15/42	885	729
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,747
Series 2005-LDP Class A4 4.918% due 10/15/42	690	600
5.344% due 12/15/44	645	556
Series 2006-CB1 Class A3A (Þ) 5.491% due 12/12/44	1,765	1,542
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	907
5.552% due 05/12/45	785	639
Series 2006-CB1 Class ASB 5.506% due 12/12/44	470	446
Series 2006-LDP Class A3 5.336% due 05/15/47	485	374

	Principal Amount ($) or Shares	Market Value $
Series 2006-LDP Class A3B 5.447% due 05/15/45	820	677
Series 2006-LDP Class A4 6.065% due 04/15/45	1,580	1,329
5.399% due 05/15/45	1,055	816
Series 2007-CB2 Class ASB 5.688% due 11/12/16	1,165	997
Series 2007-LD1 Class A2 5.827% due 02/15/51	2,550	2,218
Series 2007-LD1 Class A4 6.007% due 06/15/49	1,470	1,155
5.882% due 02/15/51	1,960	1,463
Series 2007-LDP Class A3 5.420% due 01/15/49	2,870	2,177
Series 2008-C2 Class A1 5.017% due 02/12/51	400	400
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	919
JPMorgan Mortgage Trust Series 2004-A3 Class SF3 4.588% due 07/25/34	719	627
Series 2005-A1 Class 6T1 (Ê) 5.016% due 02/25/35	402	340
Series 2005-A2 Class 3A1 4.892% due 04/25/35	21	20
Series 2006-A2 Class 1A1 5.467% due 04/25/36	1,278	760
Series 2007-A1 Class 3A2 (Ê) 5.003% due 07/25/35	4,582	3,582
Series 2007-A4 Class 3A1 5.880% due 06/25/37	1,594	1,171
Series 2007-S3 Class 1A35 6.000% due 07/25/37	323	208
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class A1 6.058% due 06/15/20	76	77
Series 2005-C3 Class A5 (Ø) 4.739% due 07/15/30	820	699
Series 2005-C3 Class AAB (Ø) 4.664% due 07/15/30	1,000	964
Series 2005-C5 Class A4 (Ø) 4.954% due 09/15/30	1,700	1,480
Series 2006-C4 Class A4 (Ø) 6.080% due 06/15/38	400	337
Series 2007-C6 Class A4 (Ø) 5.858% due 07/15/40	695	504
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ) Series 2006-LLF Class A1 0.531% due 09/15/21	65	54
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	1,110	751
Lehman XS Trust (Ê) Series 2005-5N Class 1A1 0.738% due 11/25/35	537	211
Series 2005-7N Class 1A1B 0.822% due 12/25/35	406	87

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Adjustable Rate Mortgages Trust Series 2004-13 Class 3A4 (Ê) 3.788% due 11/21/34	62	60
Series 2006-2 Class 3A1 4.847% due 01/25/36	1,026	707
Series 2006-OA2 Class 1A1 (Ê) 2.433% due 12/25/46	461	148
Series 2007-3 Class 12A1 (Ê) 0.722% due 05/25/47	1,535	539
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.694% due 06/25/33	380	265
Series 2004-10 Class 5A6 5.750% due 09/25/34	640	503
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.838% due 09/25/33	484	440
Series 2003-11 Class 6A8 (Ê) 0.938% due 12/25/33	623	561
Series 2004-4 Class 2A2 (Ê) 0.888% due 04/25/34	502	447
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,208	950
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A1 6.000% due 08/25/34	466	479
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.648% due 02/25/36	237	131
Merrill Lynch Mortgage Trust Series 2004-MKB Class A2 4.353% due 02/12/42	396	390
Series 2006-C1 Class A4 5.840% due 05/12/39	660	559
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A2 5.291% due 07/12/46	1,820	1,648
Series 2007-5 Class A4 5.378% due 08/12/48	140	93
Series 2007-8 Class A3 6.156% due 08/12/49	900	679
Series 2007-8 Class ASB 6.089% due 08/12/49	810	699
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.998% due 04/25/29	123	64
Series 2005-2 Class 3A 1.438% due 10/25/35	127	85
Series 2005-3 Class 4A 0.688% due 11/25/35	75	45
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,010
Series 2005-HQ6 Class A4A 4.989% due 08/13/42	530	457
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	918

	Principal Amount ($) or Shares	Market Value $
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	283
Series 2006-HQ8 Class A4 5.559% due 03/12/44	1,025	834
Series 2006-HQ9 Class A4 5.731% due 07/12/44	965	806
Series 2007-HQ1 Class A4 5.811% due 04/12/49	1,045	668
Series 2007-IQ1 Class A4 5.809% due 12/12/49	400	311
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 5.697% due 03/25/36	916	461
Novastar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 0.712% due 09/25/46	768	317
Prime Mortgage Trust Series 2004-CL1 Class 1A2 (Ê) 0.838% due 02/25/34	125	101
Series 2004-CL1 Class 2A2 (Ê) 0.838% due 02/25/19	21	20
Series 2006-DR1 Class 2A1 (Þ) 5.500% due 05/25/35	2,049	1,406
Series 2006-DR1 Class 2A2 (Þ) 6.000% due 05/25/35	1,800	1,252
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 1.038% due 04/25/34	210	140
Series 2004-QS8 Class A4 (Ê) 0.838% due 06/25/34	395	328
Series 2005-QA1 Class 2A1 5.813% due 12/25/35	1,152	702
Series 2005-QA1 Class A41 5.669% due 09/25/35	785	481
Series 2005-QA8 Class NB3 5.498% due 07/25/35	424	284
Series 2005-QO3 Class A1 (Ê) 0.922% due 10/25/45	861	346
Series 2006-QA1 Class A21 5.948% due 01/25/36	2,388	1,233
Series 2006-QO7 Class 3A2 (Ê) 0.643% due 09/25/46	1,340	314
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	998	581
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.888% due 02/25/34	458	375
Series 2007-A5 Class 2A3 6.000% due 05/25/37	319	185
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.888% due 11/25/18	584	580
Series 2003-S14 Class A5 (Ê) 0.838% due 07/25/18	608	430
Series 2003-S20 Class 1A7 (Ê) 0.938% due 12/25/33	166	165
Series 2006-SA4 Class 2A1 6.111% due 11/25/36	1,158	673

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY Class A2 4.467% due 03/18/36	949	898
Series 2003-UP2 Class A1 4.000% due 12/25/18	210	199
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.114% due 05/20/34	363	208
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	58	61
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 0.758% due 10/25/35	485	193
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 0.697% due 07/19/35	277	189
Structured Asset Securities Corp. Series 2003-26A Class 3A5 4.455% due 09/25/33	740	553
Series 2004-21X Class 1A3 4.440% due 12/25/34	478	453
Series 2006-11 Class A1 (Þ) 4.688% due 10/25/35	228	142
Thornburg Mortgage Securities Trust Series 2003-2 Class A1 (Ê) 1.118% due 04/25/43	105	93
Series 2006-3 Class A3 (Ê) 0.632% due 06/25/46	1,401	1,387
Series 2006-6 Class A1 (Ê) 0.548% due 11/25/46	341	294
Series 2007-4 Class 2A1 6.210% due 09/25/37	817	596
Series 2007-4 Class 3A1 6.200% due 09/25/37	705	461
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	911	894
Series 2005-C22 Class A3 5.460% due 12/15/44	2,435	2,194
Series 2006-WL7 Class A1 (Ê)(Þ) 0.541% due 09/15/21	176	123
Series 2007-C33 Class A2 6.055% due 02/15/51	1,700	1,454
Series 2007-WHL Class A1 (Ê)(Þ) 0.531% due 06/15/20	150	103
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	350	165
Series 2007-OA2 Class 2A (Ê) 2.333% due 01/25/47	487	161

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 0.988% due 10/25/33	461	448
Series 2005-AR1 Class 1A1 4.826% due 10/25/35	538	387
Series 2005-AR1 Class A1A1 (Ê) 0.728% due 10/25/45	664	312
Series 2005-AR1 Class A1A2 (Ê) 0.718% due 11/25/45	708	228
0.728% due 12/25/45	365	147
Series 2005-AR6 Class B3 (Ê) 1.098% due 04/25/45	454	20
Series 2006-AR1 Class 1A1A (Ê) 2.703% due 01/25/46	398	139
Series 2007-HY3 Class 4B1 5.331% due 03/25/37	408	47
Series 2007-HY4 Class 1A1 (Ê) 5.483% due 04/25/37	393	219
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.948% due 01/25/35	537	420
Series 2006-2 Class 2A3 5.500% due 03/25/36	820	730
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	546	364
Series 2006-AR7 Class 2A4 (Ê) 5.605% due 05/25/36	869	605
Series 2006-AR8 Class 2A3 5.240% due 04/25/36	205	129
Series 2007-8 Class 1A16 6.000% due 07/25/37	856	569
Series 2007-10 Class 2A5 6.250% due 07/25/37	393	298
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 0.568% due 08/25/36	686	664

		701,809

Municipal Bonds - 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds 5.000% due 10/01/39	1,600	1,622
New York State Housing Finance Agency Revenue Bonds 5.000% due 03/15/32	6,300	6,323
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	290	162
State of California General Obligation Unlimited 7.500% due 04/01/34	100	103
5.650% due 04/01/39 (Ê)	100	103
7.550% due 04/01/39	525	547
State of Texas General Obligation Unlimited 4.750% due 04/01/35	300	295

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		90	65
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		495	278
University of California Revenue Bonds 5.250% due 05/15/39		2,200	2,208

			11,706

Non-US Bonds - 0.2%
Bundesrepublik Deutschland Series 04 3.750% due 01/04/15	EUR	1,040	1,462
Canadian Government Bond 4.000% due 12/01/31	CAD	174	197
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	735

			2,394

United States Government Agencies - 3.4%
Fannie Mae 5.250% due 08/01/12 (Ñ)		330	344
4.750% due 11/19/12		420	460
4.625% due 10/15/13		2,065	2,051
4.625% due 10/15/14 (Ñ)		1,060	1,166
6.625% due 11/15/30 (Ñ)		185	233
6.210% due 08/06/38		275	313
Federal Farm Credit Bank 5.125% due 08/25/16		710	762
Federal Home Loan Bank 3.625% due 09/16/11 (Ñ)		815	855
5.375% due 05/15/19		315	331
5.125% due 08/15/19		330	343
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21		1,070	1,161
Federal Home Loan Banks Series VB15 5.000% due 12/21/15		895	957
Federal Home Loan Mortgage Corp. 5.125% due 08/23/10		1,820	1,917
0.926% due 05/04/11 (Ê)		500	500
2.125% due 03/23/12 (Ñ)		4,480	4,527
5.000% due 12/14/18		400	379
3.750% due 03/27/19 (Ñ)		295	296
5.625% due 11/23/35 (Ñ)		1,240	1,291
Series 1 (Ê) 0.888% due 02/01/11		100	100
Federal National Mortgage Association 1.875% due 04/20/12 (Ñ)		895	898
4.350% due 05/29/13		1,410	1,414
2.750% due 03/13/14 (Ñ)		515	521
Zero coupon due 07/05/14		1,235	1,037
5.000% due 04/26/17		1,315	1,341
Zero coupon due 10/09/19		300	153
5.625% due 07/15/37 (Ñ)		80	86

	Principal Amount ($) or Shares	Market Value $
Financing Corp. Series 1P Zero coupon due 05/11/18	380	255
Series 7P Zero coupon due 08/03/18	290	191
Series 8P Zero coupon due 08/03/18	150	99
Series 11P Zero coupon due 02/08/18	100	68
Series 19P Zero coupon due 06/06/19	50	31
Series A-P Zero coupon due 02/08/18	520	353
Series D-P Zero coupon due 09/26/19	20	12
Financing Corp. STRIP Zero coupon due 08/03/18	360	238
Series B-P Zero coupon due 04/06/18	300	202
Series E-P Zero coupon due 11/02/18	360	233
Freddie Mac 3.875% due 06/29/11	1,050	1,105
5.050% due 01/26/15	690	772
4.750% due 01/19/16	360	395
5.500% due 08/23/17 (Ñ)	830	941
5.000% due 04/18/17 (Ñ)	3,400	3,744
4.875% due 06/13/18 (Ñ)	200	220
6.750% due 03/15/31 (Ñ)	55	70
Tennessee Valley Authority 6.150% due 01/15/38	345	391

		32,756

United States Government Treasuries - 5.7%
United States Treasury Principal Only STRIP(Ñ) Zero coupon due 11/15/21	5,506	3,277
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15 (Ñ)	56	55
2.000% due 01/15/16 (Æ)(Ñ)	2,870	2,920
2.500% due 07/15/16 (Æ)(Ñ)	515	543
2.625% due 07/15/17 (Ñ)	205	219
2.375% due 01/15/25 (Ñ)	9,932	9,848
2.000% due 01/15/26 (Ñ)	396	370
2.375% due 01/15/27 (Ñ)	379	374
1.750% due 01/15/28 (Æ)(Ñ)	9,924	8,929
3.875% due 04/15/29	1,936	2,324
United States Treasury Notes 2.750% due 02/28/13 (Ñ)	260	271
3.500% due 05/31/13 (Ñ)	260	278
4.250% due 11/15/13 (Ñ)	6,895	7,611
4.750% due 05/15/14 (Ñ)	240	272
12.500% due 08/15/14	155	160
4.125% due 05/15/15	1,035	1,137
4.500% due 11/15/15 (Ñ)	4,390	4,953
5.125% due 05/15/16	1,310	1,553
3.500% due 02/15/18 (Ñ)	3,175	3,293

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.750% due 02/15/19 (Ñ)	160	155
7.125% due 02/15/23 (Ñ)	1,255	1,683
6.250% due 08/15/23 (Ñ)	545	682
6.875% due 08/15/25 (Ñ)	1,995	2,699
6.000% due 02/15/26	105	135
6.375% due 08/15/27 (Ñ)	390	505
6.125% due 11/15/27	183	231
4.375% due 02/15/38 (Ñ)	500	526

		55,003

Total Long-Term Investments (cost $1,214,642)		1,103,503

Preferred Stocks - 0.5%
Auto and Transportation - 0.0%
General Motors Corp.	31,725	72

Financial Services - 0.5%
American International Group, Inc.	32,300	165
Bank of America Corp. (Ñ)	1,400	808
DG Funding Trust (Å)	392	3,932
Federal Home Loan Mortgage Corp.	27,050	14
Federal National Mortgage Association (Ñ)	1,000	1
Federal National Mortgage Association (Ñ)	18,750	15
Preferred Blocker, Inc. (Þ)	26	8

		4,943

Total Preferred Stocks (cost $9,029)		5,015

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures Jun 2009 99.00 Call (10)	25	3

Total Options Purchased (cost $2)		3

	Principal Amount ($) or Shares

Short-Term Investments - 11.9%
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	120	123
American Express Centurion Bank (Ê) Series BKNT 0.480% due 06/12/09	1,900	1,894
Bear Stearns Cos. LLC (The) (Ê) 1.392% due 07/16/09	1,900	1,902
1.341% due 08/21/09	800	798

	Principal Amount ($) or Shares	Market Value $
Citigroup Funding, Inc. (Ê) 1.226% due 06/26/09	400	397
Citigroup, Inc. 1.262% due 12/28/09 (Ê)	800	772
4.125% due 02/22/10	630	620
Clear Channel Communications, Inc. 4.250% due 05/15/09	230	208
Comcast Cable Communications LLC 6.875% due 06/15/09	200	201
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	450	444
Countrywide Home Loans, Inc. 4.125% due 09/15/09	970	962
Series MTNK 5.625% due 07/15/09	500	498
Credit Agricole SA (Ê)(Þ) 1.256% due 05/28/09	400	400
Export-Import Bank of Korea (Ê) 1.351% due 06/01/09	200	200
Fannie Mae 4.750% due 04/19/10	3,765	3,898
Ford Motor Credit Co. LLC 7.375% due 10/28/09	3,240	3,111
Freddie Mac 8.000% due 01/01/10	4	4
6.000% due 01/01/10	12	13
7.000% due 01/01/10	18	18
Gazprom 10.500% due 10/21/09	700	718
General Electric Capital Corp. 3.250% due 06/15/09 (Ñ)	600	599
1.177% due 01/20/10 (Ê)(Ñ)	600	590
Series MTN (Ê) 1.122% due 10/26/09	300	297
Ginnie Mae I 6.500% due 01/01/10	1	1
GMAC LLC (Ñ) 5.625% due 05/15/09	2,250	2,226
7.750% due 01/19/10 (Þ)	150	138
Goldman Sachs Group, Inc. (The) (Ê) 1.317% due 06/23/09	500	500
HSBC Bank USA NA NY (Ê) Series BKNT 1.433% due 06/10/09	800	799
HSBC Finance Corp. 4.750% due 05/15/09	1,375	1,373
1.162% due 10/21/09 (Ê)	400	391
4.125% due 11/16/09	765	759
1.411% due 03/12/10 (Ê)(Ñ)	700	670
International Lease Finance Corp. (Ñ) 4.750% due 07/01/09	675	660
Korea Development Bank/Republic of Korea (Ê) 1.317% due 04/03/10	700	682
Lehman Brothers Holdings, Inc. (Ø) 2.911% due 08/21/09	400	56
Morgan Stanley (Ê) Series MTN 1.221% due 01/15/10	600	587

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National Australia Bank, Ltd. (Ê)(Þ) 1.353% due 09/11/09	500	499
Residential Capital LLC (Ê) 4.351% due 05/22/09	200	193
Russell Investment Company Russell Money Market Fund	76,797,215	76,797
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 0.802% due 10/25/09	318	247
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	67	68
TD NA, LP (Ê)(Ñ)(Þ) 1.279% due 10/15/09	6,000	5,959
Telefonica Emisiones SAU (Ê) 1.588% due 06/19/09	800	800
Time Warner, Inc. (Ê) 1.461% due 11/13/09	400	397
UDR, Inc. Series MTNE 3.900% due 03/15/10	930	885
United States Treasury Bills (ç)(ž)(§) 0.152% due 05/07/09	260	260
0.193% due 05/14/09	400	400
0.041% due 05/21/09	430	430
0.046% due 05/21/09	510	510
0.050% due 05/21/09	80	80
0.159% due 05/28/09	55	55
0.275% due 05/28/09	195	195
0.173% due 06/04/09	340	340

Total Short-Term Investments (cost $116,234)		115,624

Repurchase Agreements - 0.1%
Agreement with Barclays Capital Inc. and the Bank of New York (Tri-Party) of $1,500 dated April 30, 2009, at 0.180% to be repurchased at $1,500 on May 1, 2009 collateralized by: $1,500 par various United States Treasury Obligations, valued at $1,500	1,500	1,500

Total Repurchase Agreements (cost $1,500)		1,500

	Principal Amount ($) or Shares	Market Value $
Other Securities - 8.4%
Russell Investment Company Russell Money Market Fund (×)	40,222,432	40,222
State Street Securities Lending Quality Trust (×)	42,360,691	40,835

Total Other Securities (cost $82,583)		81,057

Total Investments - 134.7% (identified cost $1,423,990)		1,306,702

Other Assets and Liabilities, Net - (34.7%)		(336,767)

Net Assets - 100.0%		969,935

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	13	EUR	3,209	06/09	169
Euribor Futures (Germany)	4	EUR	985	03/10	4
Euribor Futures (Germany)	4	EUR	983	06/10	5
Euribor Futures (Germany)	3	EUR	736	09/10	4
Euribor Futures (Germany)	4	EUR	979	12/10	5
Euro-Bund Futures (Germany)	2	EUR	245	06/09	(4)
Eurodollar Futures (CME)	371	USD	91,874	06/09	2,251
Eurodollar Futures (CME)	272	USD	67,324	09/09	1,133
Eurodollar Futures (CME)	158	USD	39,028	12/09	905
Eurodollar Futures (CME)	151	USD	37,250	03/10	786
Eurodollar Futures (CME)	73	USD	17,963	06/10	49
Eurodollar Futures (CME)	59	USD	14,482	09/10	28
Eurodollar Futures (CME)	26	USD	6,363	12/10	(9)
Eurodollar Futures (CME)	26	USD	6,347	03/11	(14)
Three Month Short Sterling Interest Rate Futures (UK)	29	GBP	3,577	06/09	239
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	123	12/09	6
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	491	03/10	2
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	490	06/10	23
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	488	09/10	2
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	487	12/10	3
United States Treasury 2 Year Notes	73	USD	15,881	06/09	27
United States Treasury 5 Year Notes	677	USD	79,304	06/09	(71)
United States Treasury 10 Year Notes	210	USD	25,398	06/09	(234)
United States Treasury 30 Year Bond	37	USD	4,535	06/09	(128)

Short Positions
United States Treasury 10 Year Notes	130	USD	15,722	06/09	55
United States Treasury 30 Year Bond	88	USD	10,786	06/09	339

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					5,575

See accompanying notes which are an integral part of the financial statements.

176	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Jun 2009 97.25 Put (21)	USD	53	—
Jun 2009 98.50 Put (11)	USD	28	—
Jun 2009 98.75 Put (19)	USD	48	(1)
Sep 2009 98.50 Put (35)	USD	88	(4)
Eurodollar Midcurve 1 Year Futures
May 2009 98.00 Put (22)	USD	55	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 2.500% Jun 2009 0.00 Call (1)		8,000	(19)
USD 2.750%/USD Three Month LIBOR
May 2009 0.00 Put (4)		4,500	(13)
USD Three Month LIBOR/USD 2.750% May 2009 0.00 Put (1)		500	(2)
USD 2.000%/USD Three Month LIBOR Jul 2009 0.00 Put (4)		4,000	(7)
USD 3.500%/USD Three Month LIBOR Aug 2009 0.00 Put (1)		8,000	(27)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Put (2)		4,000	(6)

Options Written (Number of Contracts)	Notional Amount		Market Value $
USD 4.550%/USD Three Month LIBOR Aug 2009 0.00 Put (2)		2,500	(3)

United States Treasury Bonds
May 2009 128.00 Call (16)	USD	16	(6)
May 2009 131.00 Call (10)	USD	10	(2)
May 2009 124.00 Put (4)	USD	4	(11)

United States Treasury Notes
5 Year Futures
May 2009 118.00 Call (44)	USD	44	(11)

United States Treasury Notes
10 Year Futures
May 2009 124.00 Call (73)	USD	73	(11)
May 2009 125.00 Call (5)	USD	5	—
May 2009 126.00 Call (4)	USD	4	—
May 2009 127.00 Call (12)	USD	12	(1)
May 2009 119.00 Put (16)	USD	16	(6)
May 2009 120.00 Put (52)	USD	52	(33)
May 2009 124.00 Put (11)	USD	11	(34)

Total Liability for Options Written
(premiums received $356 )			(198)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	177

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	152	AUD	212	05/07/09	2
USD	33	BRL	75	06/02/09	1
USD	99	BRL	226	06/02/09	3
USD	283	CAD	356	05/12/09	15
USD	473	CAD	594	05/12/09	25
USD	868	CAD	1,063	05/12/09	23
USD	131	CAD	161	06/08/09	4
USD	291	CAD	356	08/19/09	7
USD	486	CAD	594	08/19/09	12
USD	6	EUR	4	05/01/09	—
USD	1,310	EUR	1,006	05/12/09	21
USD	188	EUR	145	05/14/09	3
USD	101	GBP	70	05/21/09	2
USD	121	JPY	11,962	05/07/09	—
USD	727	PLN	2,556	05/12/09	38
CAD	356	USD	291	05/12/09	(8)
CAD	594	USD	486	05/12/09	(12)
CAD	1,063	USD	840	05/12/09	(50)
CAD	1,063	USD	868	08/19/09	(23)
EUR	1,006	USD	1,301	05/12/09	(31)
EUR	532	USD	705	05/14/09	2
EUR	1,006	USD	1,309	08/19/09	(21)
GBP	1,114	USD	1,640	05/21/09	(8)
PLN	2,556	USD	759	05/12/09	(5)
PLN	2,556	USD	723	08/19/09	(36)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(36)

See accompanying notes which are an integral part of the financial statements.

178	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	400	Three Month LIBOR	5.000%	12/17/38	(109)
Barclays Bank PLC	USD	344	Three Month LIBOR	4.420%	11/15/21	(40)
Barclays Bank PLC	USD	339	Three Month LIBOR	4.524%	11/15/21	(44)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(196)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(89)
Citibank	USD	1,100	Three Month LIBOR	5.000%	12/17/38	(298)
Credit Suisse First Boston	GBP	200	5.000%	Six Month LIBOR	06/15/09	2
Deutsche Bank	AUD	300	4.500%	Three Month BBSW	06/15/11	1
Deutsche Bank	GBP	900	5.000%	Six Month LIBOR	03/18/14	125
Deutsche Bank	GBP	2,300	5.000%	Six Month LIBOR	03/18/14	319
Deutsche Bank	EUR	1,200	2.090%	Consumer Price Index (France)	10/15/10	58
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	1
Goldman Sachs	GBP	2,300	6.000%	Six Month LIBOR	06/19/09	51
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	43
Goldman Sachs	GBP	200	5.000%	Six Month LIBOR	09/17/13	26
Merrill Lynch	USD	1,800	4.000%	Three Month LIBOR	06/17/11	87
Merrill Lynch	USD	900	Three Month LIBOR	5.000%	12/17/38	(236)
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	120
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/38	(78)
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	29
Royal Bank of Scotland	GBP	500	5.100%	Six Month LIBOR	09/15/13	70
UBS	AUD	5,800	4.500%	Three Month LIBOR	06/15/11	17

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $15						(141)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citgroupglobal Markets, Inc.	0.075%	USD	340	(0.820%	)	03/20/14	(1)
Berkshire Hathaway	Deutsche Bank	0.334%	USD	2,900	1.000%		03/20/13	(228)
Centex Corp.	Deutsche Bank	0.167%	USD	850	(4.400%	)	12/20/13	(102)
Darden Restaurants, Inc	Citgroupglobal Markets, Inc.	0.110%	USD	225	(2.730%	)	03/20/14	(17)
Darden Restaurants, Inc	Deutsche Bank	0.110%	USD	950	(2.250%	)	03/20/14	(52)
Gaz Capital for Gazprom	Chase Securities Inc.	0.586%	USD	200	0.970%		12/20/12	(29)
Gaz Capital for Gazprom	Chase Securities Inc.	0.586%	USD	200	1.020%		12/20/12	(29)
Gaz Capital for Gazprom	Morgan Stanley	0.572%	USD	100	2.180%		02/20/13	(11)
GE Capital Corp.	Citibank	0.721%	USD	1,000	5.000%		06/20/11	(41)
GE Capital Corp.	Credit Suisse First Boston	0.738%	USD	600	6.550%		12/20/10	(3)
GE Capital Corp.	Deutsche Bank	0.702%	USD	1,425	1.070%		12/20/12	(244)
GE Capital Corp.	Deutsche Bank	0.725%	USD	200	1.500%		09/20/11	(23)
GE Capital Corp.	Pershing LLC 1st Rebublic P.B. CNS	0.748%	USD	200	0.830%		12/20/09	(8)
GE Capital Corp.	Royal Bank of Scotland	0.747%	USD	300	1.100%		09/20/09	(7)
GE Capital Corp.	Royal Bank of Scotland	0.748%	USD	1,900	1.150%		12/20/09	(73)
Hewelett-Packard Company	Citgroupglobal Markets, Inc.	0.050%	USD	340	(0.720%	)	03/20/14	(4)
Home Depot, Inc.	Citgroupglobal Markets, Inc.	0.105%	USD	1,095	(2.670%	)	03/20/14	(84)
Lowe’s Cos., Inc.	Citgroupglobal Markets, Inc.	0.095%	USD	1,140	(1.200%	)	03/20/14	(15)
Metlife, Inc.	Deutsche Bank	0.618%	USD	1,500	2.050%		03/20/13	(190)
Metlife, Inc.	UBS	0.618%	USD	1,500	2.050%		03/20/13	(190)
Mexico Government International Bond	Credit Suisse Financial Products	0.148%	USD	1,000	2.950%		12/20/09	21

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	179

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Nordstrom, Inc.	Deutsche Bank	0.201%	USD	1,025	(2.100%	)	03/20/14	(6)
Prudential	Deutsche Bank	0.675%	USD	1,500	2.300%		03/20/13	(200)
Prudential	UBS	0.675%	USD	1,500	2.300%		03/20/13	(200)
Pulte Homes, Inc.	JP Morgan	0.183%	USD	1,800	(2.550%	)	12/20/13	(59)
Russian Federation	Morgan Stanley	0.362%	USD	1,000	0.795%		08/20/12	(84)
SLM Corp.	Barclays Bank PLC	1.950%	USD	100	5.100%		06/20/09	(1)
SLM Corp.	Citibank	1.951%	USD	900	5.600%		09/20/09	(41)
SLM Corp.	JP Morgan	1.428%	USD	900	4.300%		03/20/13	(208)
Wachovia	JP Morgan	0.241%	USD	2,700	3.020%		03/20/13	67

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($47)								(2,062)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,500	0.760%		01/25/38	(1,817)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,750	0.090%		08/25/37	(2,038)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.170%		05/25/46	(1,210)
CMBS AAA Index	Credit Suisse First Boston	USD	850	(0.350%	)	02/17/51	228
CMBS AAA Index	Credit Suisse First Boston	USD	800	(0.080%	)	12/13/49	213
CMBS AAA Index	Credit Suisse First Boston	USD	1,350	(0.070%	)	03/15/49	312
CMBS AAA Index	Deutsche Bank	USD	640	(0.080%	)	12/13/49	170
CMBS AAA Index	JP Morgan	USD	1,350	(0.100%	)	10/12/52	229
CMBS AAA Index	JP Morgan	USD	1,950	(0.080%	)	12/13/49	519
CMBX AAA Index	JP Morgan	USD	1,520	(0.350%	)	02/17/51	408
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	927
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	927
CMBX AJ Index	Barclays Bank PLC	USD	4,320	(0.840%	)	10/12/52	2,502
CMBX AJ Index	Credit Suisse First Boston	USD	865	(0.840%	)	10/12/52	502
Dow Jones CDX Index	Chase Securities Inc.	USD	400	1.120%		12/20/12	(1)
Dow Jones CDX Index	Deutsche Bank	USD	300	(1.000%	)	06/20/14	9
Dow Jones CDX Index	Deutsche Bank	USD	1,556	0.708%		12/20/12	7
Dow Jones CDX Index	Goldman Sachs	USD	292	0.548%		12/20/17	(1)
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	(2)
Dow Jones CDX Index	JP Morgan	USD	681	0.553%		12/20/17	(1)
Dow Jones CDX Index	Merrill Lynch	USD	1,000	1.833%		06/20/12	(312)
Dow Jones CDX Index	Morgan Stanley	USD	5,542	0.771%		12/20/12	31
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	(4)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $113							1,598

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $66							(464)

See accompanying notes which are an integral part of the financial statements.

180	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	5.5
Corporate Bonds and Notes	21.4
International Debt	4.1
Mortgage-Backed Securities	72.3
Municipal Bonds	1.2
Non-US Bonds	0.2
United States Government Agencies	3.4
United States Government Treasuries	5.7
Preferred Stocks	0.5
Options Purchased	—	*
Short-Term Investments	11.9
Repurchase Agreements	0.1
Other Securities	8.4

Total Investments	134.7
Other Assets and Liabilities, Net	(34.7)

	100.0

Futures Contracts	0.6
Options Written	(—	)*
Foreign Currency Exchange Contracts	(—	)*
Interest Rate Swap Contracts	(—	)*
Credit Default Swap Contracts	(—	)*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	181

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,044.70	$1,020.03
Expenses Paid During Period*	$4.87	$4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,041.00	$1,016.31
Expenses Paid During Period*	$8.65	$8.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,045.30	$1,020.03
Expenses Paid During Period*	$4.87	$4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,046.20	$1,021.22
Expenses Paid During Period*	$3.65	$3.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.72% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

182	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,046.30	$1,021.72
Expenses Paid During Period*	$3.15	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Short Duration Bond Fund	183

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 105.7%
Asset-Backed Securities - 11.9%
American Airlines Pass Through Trust Series 01-1 6.817% due 05/23/11	370	263
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.521% due 01/15/15	1,388	1,243
Series 2007-7 Class A 0.491% due 02/17/15	3,000	2,675
Ameriquest Mortgage Securities, Inc. (Ê) Series 2005-R10 Class A2B 0.658% due 12/25/35	670	514
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 2.101% due 03/15/32	570	300
Series 2004-HE6 Class A1 0.713% due 09/25/34	160	105
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,525	1,584
Bear Stearns Asset Backed Securities Trust (Ê) Series 2007-HE7 Class 1A1 1.438% due 08/25/37	574	339
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	500	507
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A (Ê) 0.531% due 09/15/15	1,365	1,225
Series 2008-A5 Class A5 4.850% due 02/18/14	2,225	2,208
Cendant Timeshare Receivables Funding LLC (Þ) Series 2004-1A Class A1 3.670% due 05/20/16	34	27
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	110	80
Chase Credit Card Master Trust (Ê) Series 2002-3 Class A 0.621% due 09/15/11	620	620
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	14	12
Series 2003-3 Class 1A4 3.303% due 11/25/29	2	2
Chase Issuance Trust Series 2005-A7 Class A7 4.550% due 03/15/13	1,095	1,119
Series 2005-A10 Class A10 4.650% due 12/17/12	140	143
Series 2006-A3 Class A3 (Ê) 0.441% due 07/15/11	600	600

	Principal Amount ($) or Shares	Market Value $
Series 2007-A9 Class A9 (Ê) 0.481% due 06/16/14	3,700	3,423
Series 2008-A9 Class A9 4.260% due 05/15/13	555	562
Chase Manhattan Auto Owner Trust Series 2006-A Class A3 5.340% due 07/15/10	72	73
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	250	212
Citibank Credit Card Issuance Trust Series 2007-A5 Class A5 5.500% due 06/22/12	2,175	2,233
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	1,010	1,016
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.918% due 12/25/31	79	42
Series 2005-1 Class AF4 5.147% due 07/25/35	655	449
Series 2005-4 Class AF3 4.456% due 10/25/35	104	86
Series 2005-7 Class AF2 4.367% due 10/25/35	2	2
Series 2006-15 Class A3 5.689% due 10/25/46	75	32
Series 2006-16 Class 2A1 (Ê) 0.488% due 12/25/46	29	29
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	1,700	1,702
Series 2008-A Class A3A 3.700% due 06/08/12	600	584
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	3,500	3,530
Discover Card Master Trust I (Ê) Series 1996-4 Class A 0.826% due 10/16/13	1,180	1,112
Series 2005-4 Class A2 0.541% due 06/16/15	405	355
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	375	260
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	666	628
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	1,019	748
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	79	71
Ford Credit Auto Owner Trust Series 2005-C Class B 4.520% due 09/15/10	1,000	987

184	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2008-A Class A2 (Ê) 1.051% due 07/15/10	158	158
Series 2008-B Class A2 (Ê) 1.651% due 12/15/10	676	675
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 0.498% due 01/25/37	278	237
GE Corporate Aircraft Financing LLC (Ê)(Þ) Series 2004-1A Class B 1.288% due 01/25/18	95	76
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.478% due 08/25/36	72	54
GMAC Mortgage Corp. Loan Trust Series 2004-GH1 Class A2 4.390% due 12/25/25	225	211
Series 2007-HE2 Class A2 6.054% due 12/25/37	280	90
GSAMP Trust (Ê) Series 2004-SEA Class A2A 0.728% due 03/25/34	86	85
Series 2007-FM1 Class A2A 0.508% due 12/25/36	380	278
Harley-Davidson Motorcycle Trust Series 2006-3 Class A3 5.240% due 01/15/12	677	676
Series 2007-3 Class A4 5.520% due 11/15/13	2,000	1,968
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.737% due 01/20/34	259	170
Honda Auto Receivables Owner Trust Series 2008-1 Class A2 3.770% due 09/20/10	938	944
Household Credit Card Master Note Trust I (Ê) Series 2007-1 Class A 0.501% due 04/15/13	750	678
Series 2007-2 Class A 1.001% due 07/15/13	3,860	3,459
Lehman XS Trust (Ê) Series 2006-9 Class A1A 0.508% due 05/25/46	20	19
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.718% due 10/25/34	20	10
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 0.498% due 11/25/36	188	170
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	430	436
Series 2009-A Class A3 3.200% due 02/15/13	175	176
PG&E Energy Recovery Funding LLC Series 2005-1 Class A2 3.870% due 06/25/11	63	63

	Principal Amount ($) or Shares	Market Value $
Popular ABS Mortgage Pass-Through Trust Series 2005-5 Class AF2 4.973% due 11/25/35	89	87
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	620	552
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	161	140
Series 2006-3 Class AF2 5.580% due 11/25/36	273	231
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.608% due 08/25/36	167	149
SLM Student Loan Trust (Ê) Series 2006-9 Class A2 1.092% due 04/25/17	199	198
Series 2008-2 Class A1 1.392% due 01/26/15	73	72
Series 2008-7 Class A2 1.592% due 10/25/17	2,600	2,489
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	545	556
Series 2008-1 Class A3 4.160% due 04/16/12	525	533
Series 2008-2 Class A3 4.640% due 10/15/12	385	395
Volkswagen Auto Loan Enhanced Trust Series 2008-1 Class A3 4.500% due 07/20/12	2,000	2,028
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	495	497

		50,262

Corporate Bonds and Notes - 23.1%
Abbott Laboratories 5.600% due 05/15/11	160	172
Aetna, Inc. 7.875% due 03/01/11	200	212
AIG SunAmerica Global Financing VI (Þ) 6.300% due 05/10/11	1,500	1,186
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	197
Alltel Corp. 7.000% due 07/01/12	600	635
AMB Property, LP 6.300% due 06/01/13	650	517
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	282
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	481
American Express Credit Corp. 0.681% due 12/02/10 (Ê)	500	453

Russell Short Duration Bond Fund	185

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series C 7.300% due 08/20/13	2,900	2,905
Series MTNB (Ê) 0.639% due 10/04/10	500	459
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	4,120	3,817
American International Group, Inc. 4.700% due 10/01/10	1,950	1,141
4.950% due 03/20/12	100	40
8.250% due 08/15/18 (Þ)	100	35
Ameriprise Financial, Inc. 5.350% due 11/15/10	695	685
Anheuser-Busch InBev Worldwide, Inc. (Å) 7.200% due 01/15/14	500	521
AT&T Corp. 7.300% due 11/15/11	455	498
AT&T Mobility LLC 6.500% due 12/15/11	310	330
AT&T, Inc. 4.950% due 01/15/13	1,500	1,554
Bank of America Corp. 5.750% due 12/01/17	310	253
8.000% due 12/29/49 (ƒ)	4,490	2,551
Bank One Corp. 5.900% due 11/15/11	1,360	1,380
Baxter International, Inc. 4.000% due 03/01/14	100	104
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	775	754
7.250% due 02/01/18	330	337
Berkshire Hathaway Finance Corp. (Þ) 4.000% due 04/15/12	440	447
Best Buy Co., Inc. 6.750% due 07/15/13	205	202
Boston Scientific Corp. 6.400% due 06/15/16	390	373
Capmark Financial Group, Inc. 3.106% due 05/10/10 (Ê)	570	214
7.375% due 05/10/12	85	22
Carolina Power & Light Co. 5.300% due 01/15/19	415	430
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	325	345
Chesapeake Energy Corp. 9.500% due 02/15/15	255	258
CIT Group, Inc. (Ê) 1.481% due 02/13/12	830	457
Citigroup, Inc. 1.396% due 05/18/10 (Ê)	1,900	1,785
5.100% due 09/29/11	1,200	1,110
5.500% due 04/11/13	700	624
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	258
ConocoPhillips 4.750% due 02/01/14	105	111

	Principal Amount ($) or Shares	Market Value $
Constellation Brands, Inc. Series B 8.125% due 01/15/12	425	423
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	640	600
Delta Air Lines, Inc. Series 00-1 7.570% due 11/18/10	680	632
Deutsche Bank AG London 4.875% due 05/20/13	270	268
Devon Energy Corp. 5.625% due 01/15/14	615	640
Discover Financial Services (Ê) Series WI 1.861% due 06/11/10	950	837
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	367
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	500
E*TRADE Financial Corp. 12.500% due 11/30/17	478	238
EI Du Pont de Nemours & Co. 5.875% due 01/15/14	190	202
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	50	37
Ford Motor Credit Co. LLC 9.875% due 08/10/11	245	214
7.250% due 10/25/11	600	492
3.889% due 01/13/12 (Ê)	300	214
Series WI 9.750% due 09/15/10	100	90
Fortune Brands, Inc. 5.125% due 01/15/11	350	350
FPL Group Capital, Inc. 5.625% due 09/01/11	240	255
Frontier Communications Corp. 8.250% due 05/01/14	290	285
General Electric Capital Corp. 5.625% due 05/01/18	1,230	1,073
General Mills, Inc. 5.650% due 09/10/12	415	437
GMAC LLC 6.000% due 12/15/11	100	65
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	750	371
Goldman Sachs Group, Inc. (The) 5.450% due 11/01/12	410	410
6.000% due 05/01/14	685	682
HCA, Inc. (Å) 8.500% due 04/15/19	325	327
Hewlett-Packard Co. 4.250% due 02/24/12	330	342
IBM International Group Capital LLC 5.050% due 10/22/12	335	359
Industrial Bank of Korea (Å) 7.125% due 04/23/14	530	521

186	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Lease Finance Corp. 5.450% due 03/24/11	105	81
5.750% due 06/15/11	125	95
6.375% due 03/25/13	1,900	1,160
Jackson National Life Fund LLC (Ê) 1.511% due 08/06/11	2,600	2,490
John Deere Capital Corp. 4.900% due 09/09/13	650	657
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160	1,177
4.750% due 05/01/13	1,840	1,828
6.300% due 04/23/19	395	389
Series 1 (ƒ) 7.900% due 04/29/49	405	308
JPMorgan Chase Bank NA (Ê) 1.656% due 06/13/16	1,400	988
Kansas City Southern Railway 13.000% due 12/15/13	125	132
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	650	227
KeyBank NA (Ê) Series BKNT 3.511% due 06/02/10	300	297
LaBranche & Co., Inc. 11.000% due 05/15/12	225	205
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	270	—
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	800	112
1.000% due 04/05/11	10	2
M&I Marshall & Ilsley Bank (Ê) 1.450% due 06/16/10	445	402
Marathon Oil Corp. 6.500% due 02/15/14	150	156
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	829
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	487
7.250% due 08/15/13	370	381
Medtronic, Inc. 4.500% due 03/15/14	270	278
Merrill Lynch & Co., Inc. 1.292% due 07/25/11 (Ê)	500	433
Series MTNB 4.500% due 11/04/10	295	290
MetLife, Inc. 6.400% due 12/15/36	90	48
Metropolitan Life Global Funding I (Þ) 5.125% due 04/10/13	4,295	4,106
Miller Brewing Co. (Þ) 5.500% due 08/15/13	445	427
Morgan Stanley (Ê) 3.338% due 05/14/10	400	391
Motorola, Inc. 5.375% due 11/15/12	300	279
Nationwide Life Global Funding I (Ê)(Þ) 1.446% due 05/19/10	1,800	1,701

	Principal Amount ($) or Shares	Market Value $
1.420% due 12/14/10	780	713
NB Capital Trust IV 8.250% due 04/15/27	360	222
Nuveen Investments, Inc. 5.000% due 09/15/10	695	565
ONEOK Partners, LP 5.900% due 04/01/12	500	488
PACCAR, Inc. 6.875% due 02/15/14	700	733
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	492
Pacific Life Global Funding (Þ) 5.150% due 04/15/13	900	853
Pemex Project Funding Master Trust 5.750% due 03/01/18	250	226
PetroHawk Energy Corp. (Þ) 10.500% due 08/01/14	275	276
Pfizer, Inc. 4.450% due 03/15/12	490	515
Philip Morris International, Inc. 4.875% due 05/16/13	3,250	3,362
6.875% due 03/17/14	380	417
Pricoa Global Funding I (Ê)(Þ) 1.139% due 01/30/12	200	150
1.428% due 09/27/13	200	134
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	188
Procter & Gamble Co. 4.600% due 01/15/14	1,365	1,446
Protective Life Secured Trusts (Ê) 0.629% due 11/09/10	1,600	1,395
Regions Financial Corp. (Ê) 1.396% due 06/26/12	1,200	985
Rio Tinto Finance USA, Ltd. 8.950% due 05/01/14	940	973
Roche Holdings, Inc. (Þ) 5.000% due 03/01/14	325	341
6.000% due 03/01/19	1,000	1,040
Simon Property Group, LP 4.875% due 08/15/10	55	54
SLM Corp. 1.252% due 07/26/10 (Ê)	100	85
1.322% due 10/25/11 (Ê)	200	135
Series MTNA 4.500% due 07/26/10	1,075	938
Sovereign Bancorp, Inc. 4.800% due 09/01/10	160	151
Sun Life Financial Global Funding, LP (Ê)(Þ) 1.326% due 07/06/11	1,300	1,160
SunTrust Banks, Inc. 5.250% due 11/05/12	2,950	2,803
Telemar Norte Leste SA (Å) 9.500% due 04/23/19	540	563
Textron Financial Corp. (Ê) 1.379% due 02/25/11	1,350	882
Time Warner Cable, Inc. 8.250% due 02/14/14	935	1,026

Russell Short Duration Bond Fund	187

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	624
Union Pacific Corp. 6.500% due 04/15/12	690	714
Union Planters Corp. 7.750% due 03/01/11	1,060	1,014
United Technologies Corp. 4.375% due 05/01/10	425	435
7.125% due 11/15/10	270	289
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	1,986
Viacom, Inc. 5.750% due 04/30/11	675	675
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	895	416
Wachovia Corp. 5.500% due 05/01/13	1,200	1,176
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	315
Walt Disney Co. (The) 4.500% due 12/15/13	385	400
WellPoint Health Networks, Inc. 6.375% due 01/15/12	471	483
Wells Fargo & Co. 5.250% due 10/23/12	1,000	1,004
4.375% due 01/31/13	725	698
5.625% due 12/11/17	545	508
Series K (ƒ) 7.980% due 02/28/49	5,715	3,200
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	175	112
Willis NA, Inc. 5.125% due 07/15/10	230	208
XTO Energy, Inc. 4.625% due 06/15/13	355	348

		97,638

International Debt - 2.2%
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	200	200
Bank of Scotland PLC (Ê)(Þ) 1.344% due 12/08/10	600	533
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	211
Catalyst Paper Corp. Series D 8.625% due 06/15/11	210	117
Credit Agricole SA (Ê)(Þ) 1.306% due 05/28/10	300	294
EnCana Corp. 4.750% due 10/15/13	425	421
Export-Import Bank of Korea 8.125% due 01/21/14	220	231
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	350	273

	Principal Amount ($) or Shares	Market Value $
Gaz Capital SA (Þ) 7.510% due 07/31/13	600	536
ING Bank NV (Þ) 3.900% due 03/19/14	300	298
Invesco, Ltd. 5.625% due 04/17/12	390	312
Kansas City Southern de Mexico SA de CV 9.375% due 05/01/12	200	183
12.500% due 04/01/16 (Þ)	100	96
Mubadala Development Co. 5.750% due 05/06/14	650	644
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	215	113
7.125% due 10/15/33	100	43
Quebecor World Capital Corp. (Ø) 6.125% due 11/15/13	70	1
Ras Laffan Liquefied Natural Gas Co., Ltd. (Þ) 8.294% due 03/15/14	180	189
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.832% due 09/30/16	500	486
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	875	825
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	440	253
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 7.700% due 08/07/13	1,100	984
5.670% due 03/05/14	365	294
Transocean, Inc. 5.250% due 03/15/13	785	795
Tyco Electronics Group SA 6.000% due 10/01/12	760	693
XL Capital, Ltd. 5.250% due 09/15/14	165	118
Series E (ƒ) 6.500% due 12/31/49	530	159

		9,302

Loan Agreements - 0.3%
Energy Future Holdings Corp., Term Loan B 2 3.928% due 10/10/14	3	2
3.969% due 10/10/14	332	224
First Data Corp., Term Loan B 1 3.178% due 09/24/14	15	11
3.190% due 09/24/14	255	186
Ford Motor Co., Term Loan 3.460% due 12/15/13	351	221
4.140% due 12/15/13	175	110
Idearc, Inc., Term Loan B 6.250% due 11/17/14	236	91
Newsday Corp., Fixed Rate Term Loan 9.750% due 07/09/13	275	265
OSI Restaurant Partners, LLC, Revolver 2.750% due 06/14/14	134	88

188	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

OSI Restaurant Partners, LLC, Term Loan B 3.570% due 06/14/14	6	5
4.500% due 06/14/14	1	1

		1,204

Mortgage-Backed Securities - 52.2%
American Home Mortgage Investment Trust (Ê) Series 2004-3 Class 5A 4.290% due 10/25/34	1,149	800
Series 2004-4 Class 4A 4.390% due 02/25/45	366	222
Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A2A 7.333% due 11/15/31	136	136
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	201	223
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	581	642
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	814	924
Series 2004-3 Class A3 4.875% due 06/10/39	24	24
Series 2007-2 Class A2 5.634% due 04/10/49	1,005	860
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 3.987% due 05/25/35	5,896	4,751
Series 2006-2 Class 2A18 5.750% due 03/25/36	2,361	1,744
Series 2006-A Class 1A1 (Ê) 4.603% due 02/20/36	298	202
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 2A1 5.250% due 03/25/34	575	571
Series 2004-2 Class 5A1 6.500% due 10/25/31	124	123
Series 2004-I Class 2A2 (Ê) 4.671% due 10/25/34	441	331
Series 2004-L Class 1A1 (Ê) 5.522% due 01/25/35	47	41
Series 2004-L Class 2A1 (Ê) 4.372% due 01/25/35	1,256	1,048
Series 2005-8 Class A7 5.500% due 09/25/35	187	187
Series 2005-G Class 2A1 (Ê) 4.920% due 08/25/35	293	210
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2003-1 Class 5A1 5.425% due 04/25/33	372	337
Series 2003-8 Class 2A1 5.436% due 01/25/34	212	163
Bear Stearns Alt-A Trust (Ê) Series 2005-4 Class 23A1 5.363% due 05/25/35	766	436
Series 2005-7 Class 22A1 5.491% due 09/25/35	48	25

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	298	236
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A1 5.060% due 11/15/16	132	132
Series 2001-TOP Class A2 6.480% due 02/15/35	150	151
Series 2004-ESA Class H (Þ) 5.426% due 05/14/16	900	901
Series 2004-PWR Class A2 4.254% due 07/11/42	395	391
Series 2005-T20 Class A1 4.940% due 10/12/42	56	56
Series 2007-T26 Class A4 5.471% due 01/12/45	100	84
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 0.508% due 02/25/37	588	519
Bear Stearns Structured Products, Inc. (Ê) Series 2007-R6 Class 1A1 5.652% due 01/26/36	237	148
Series 2007-R6 Class 2A1 5.726% due 12/26/46	163	95
Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2 7.198% due 01/15/32	26	27
Series 1999-2 Class B 7.343% due 01/15/32	100	100
Series 2000-2 Class B 7.782% due 07/15/32	415	425
Chase Issuance Trust Series 2007-A15 Class A 4.960% due 09/17/12	2,860	2,940
Chase Mortgage Finance Corp. (Ê) Series 2007-A1 Class 8A1 4.234% due 02/25/37	889	794
Commercial Mortgage Acceptance Corp. (Ê) Series 1998-C2 Class E 7.497% due 09/15/30	490	493
Commercial Mortgage Asset Trust Series 1999-C2 Class A2 7.546% due 11/17/32	124	125
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/14/34	86	87
Series 2006-C7 Class A2 5.690% due 06/10/46	110	103
Series 2006-C8 Class A4 5.306% due 12/10/46	400	306
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	227	219

Russell Short Duration Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-12C Class 1A1 5.000% due 07/25/19	1,688	1,493
Countrywide Home Loan Mortgage Pass Through Trust (Ê) Series 2004-22 Class A3 4.787% due 11/25/34	228	143
Series 2004-HYB Class 1A1 4.726% due 02/20/35	427	311
Series 2005-HYB Class 5A1 5.250% due 02/20/36	797	439
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CF2 Class B 6.718% due 02/15/34	305	303
Series 2002-CKP Class A3 6.439% due 12/15/35	350	355
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.847% due 03/15/39	100	73
Crown Castle Towers LLC (Þ) Series 2005-1A Class AFX 4.643% due 06/15/35	155	150
Series 2006-1A Class AFX 5.245% due 11/15/36	160	147
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2007-AR1 Class A3B 0.508% due 01/25/47	270	242
DLJ Commercial Mortgage Corp. Series 1999-CG3 Class A3 7.730% due 10/10/32	900	907
Fannie Mae 6.000% due 2010	12	12
6.500% due 2010	24	25
6.000% due 2011	42	43
6.500% due 2011	15	15
5.000% due 2013	325	334
6.000% due 2013	149	157
6.000% due 2014	410	433
5.500% due 2016	635	668
5.000% due 2017	57	58
5.500% due 2017	998	1,045
6.000% due 2017	114	121
7.000% due 2017	104	110
5.000% due 2018	1,881	1,960
5.000% due 2019	327	340
5.000% due 2020	204	212
5.000% due 2021	26	27
5.000% due 2022	26	27
5.000% due 2023	1,100	1,139
4.274% due 2033 (Ê)	64	65
6.000% due 2033	19	20
4.651% due 2035 (Ê)	331	338
4.667% due 2035 (Ê)	2,948	2,963
4.909% due 2035 (Ê)	19,533	20,056
6.000% due 2036	400	419
5.500% due 2037	4,601	4,772

	Principal Amount ($) or Shares	Market Value $
6.000% due 2037	17,785	18,614
5.500% due 2038	3,621	3,755
6.000% due 2038	7,478	7,824
5.500% due 2039	4,500	4,667
2.883% due 2041 (Ê)	545	538
2.833% due 2042 (Ê)	235	233
15 Year TBA (Ï) 7.000%	2,758	2,910
30 Year TBA (Ï) 4.500%	470	478
5.000%	29,080	29,907
5.500%	1,000	1,036
6.000%	35,760	37,456
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	421	454
Series 2001-T4 Class A1 7.500% due 07/25/41	66	71
Series 2001-T10 Class A1 7.000% due 12/25/41	99	107
Series 2001-T10 Class A2 7.500% due 12/25/41	55	59
Series 2002-T19 Class A1 6.500% due 07/25/42	772	820
Fannie Mae REMICS Series 2001-50 Class BA 7.000% due 10/25/41	120	129
Series 2003-16 Class BH 5.000% due 03/25/17	1,182	1,213
Series 2003-24 Class PU 3.500% due 11/25/15	87	87
Series 2003-63 Class GU 4.000% due 07/25/33	183	186
Series 2003-75 Class NB 3.250% due 08/25/18	271	273
Series 2007-73 Class A1 (Ê) 0.601% due 07/25/37	397	352
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 09/25/28	540	579
Series 2003-W2 Class 1A1 6.500% due 07/25/42	293	306
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	244	255
Series 2003-54 Class 2A 6.500% due 02/25/43	205	213
Series 2005-63 Class 1A1 (Ê) 2.833% due 02/25/45	550	492
Federal National Mortgage Association 2.000% due 01/01/12	210	212
First Horizon Alternative Mortgage Securities (Ê) Series 2005-AA7 Class 2A1 5.402% due 09/25/35	298	153

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Union National Bank Commercial Mortgage Series 1999-C4 Class A2 7.390% due 12/15/31	16	17
Freddie Mac 3.500% due 2010	121	122
4.000% due 2010	290	296
6.000% due 2011	106	111
6.000% due 2013	50	52
5.500% due 2014	39	40
6.000% due 2014	59	61
6.000% due 2016	267	281
5.000% due 2018	356	371
6.000% due 2018	239	252
5.500% due 2029	589	613
6.000% due 2029	66	69
9.000% due 2030	396	425
6.000% due 2031	177	186
6.000% due 2033	379	399
4.929% due 2035 (Ê)	586	602
5.500% due 2038	500	518
30 Year TBA (Ï) 5.500%	1,500	1,548
Freddie Mac REMICS Series 2003-255 Class PB 5.500% due 08/15/30	4	4
Series 2003-258 Class NS 3.250% due 09/15/15	396	398
Series 2003-261 Class JA 3.760% due 03/15/29	790	798
Series 2003-262 Class GE 4.500% due 04/15/17	217	222
Series 2003-263 Class AB 4.500% due 06/15/18	970	974
Series 2003-265 Class WT 4.500% due 08/15/18	810	839
Series 2004-285 Class BA 4.500% due 02/15/20	704	717
Series 2006-314 Class LF (Ê) 0.751% due 05/15/36	492	481
Series 2007-333 Class AF (Ê) 0.601% due 10/15/20	2,096	2,049
Series 2007-333 Class BF (Ê) 0.601% due 07/15/19	333	326
Series 2007-333 Class FT (Ê) 0.601% due 08/15/19	792	774
Series 2007-334 Class FA (Ê) 0.681% due 02/15/19	1,417	1,383
Series 2008-341 Class JB 4.500% due 02/15/23	360	361
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	430	436
Series 2001-1 Class B 6.719% due 05/15/33	345	333
Series 2001-3 Class A1 5.560% due 06/10/38	429	431
Series 2002-1A Class A3 6.269% due 12/10/35	370	372

	Principal Amount ($) or Shares	Market Value $
Series 2005-C1 Class A1 4.012% due 06/10/48	65	65
Ginnie Mae I 6.500% due 2036	140	148
6.500% due 2038	860	905
30 Year TBA (Ï) 6.000%	3,000	3,129
Ginnie Mae II (Ê) 4.625% due 2027	52	52
5.000% due 2032	75	77
Global Signal Trust Series 2004-2A Class D (Å) 5.093% due 12/15/14	110	108
Series 2006-1 Class C (Þ) 5.707% due 02/15/36	395	409
Series 2006-1 Class E (Å) 6.495% due 02/15/36	90	93
GMAC Commercial Mortgage Securities, Inc. Series 1999-C3 Class F 8.181% due 08/15/36	35	34
Series 2000-C2 Class B 7.594% due 06/16/10	450	448
Series 2001-C1 Class B 6.670% due 04/15/34	25	24
Series 2004-C3 Class A4 4.547% due 12/10/41	90	84
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.173% due 05/25/35	99	67
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A1 5.690% due 08/10/45	1,189	1,162
Series 2007-GG1 Class A4 (Ê) 5.993% due 08/10/45	400	302
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	841	857
Series 2007-4 Class A 4.206% due 06/15/29	947	968
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 0.518% due 01/25/47	504	432
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	78
GSMPS Mortgage Loan Trust (Þ) Series 2005-RP1 Class 1A3 8.000% due 01/25/35	154	143
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	91	86
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	107	89
GSR Mortgage Loan Trust (Ê) Series 2004-7 Class 1A1 4.304% due 06/25/34	385	318

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR6 Class 2A1 4.509% due 09/25/35	606	464
Harborview Mortgage Loan Trust (Ê) Series 2005-4 Class 3A1 5.142% due 07/19/35	204	117
Series 2006-12 Class 2A11 0.537% due 01/19/38	489	444
Host Marriott Trust (Þ) Series 1999-HMT Class E 8.070% due 08/03/15	650	661
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 0.528% due 11/25/46	296	274
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	195	189
Series 2002-C2 Class A1 4.326% due 12/12/34	417	416
Series 2003-C1 Class A2 4.985% due 01/12/37	310	290
Series 2005-LDP Class A1 4.655% due 08/15/42	542	540
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	75
JP Morgan Commercial Mortgage Finance Corp. (Ê)(Þ) Series 1999-PLS Class E 7.164% due 02/15/32	62	62
JP Morgan Mortgage Trust (Ê) Series 2005-A1 Class 6T1 5.016% due 02/25/35	57	49
Series 2005-A4 Class 1A1 5.394% due 07/25/35	356	275
Series 2005-A8 Class 1A1 5.398% due 11/25/35	685	549
Series 2006-A6 Class 1A2 6.049% due 10/25/36	125	87
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B 6.930% due 06/15/31	60	60
Series 1999-C1 Class D 7.020% due 06/15/31	650	646
LB-UBS Commercial Mortgage Trust (Ø) Series 2000-C4 Class B 7.480% due 07/15/32	200	199
Master Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.788% due 11/21/34	37	36
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.931% due 06/15/30	706	587
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1 Class A2 7.560% due 11/15/31	73	73
Series 2005-A8 Class A1B1 5.250% due 08/25/36	63	58

	Principal Amount ($) or Shares	Market Value $
Series 2005-A10 Class A (Ê) 0.648% due 02/25/36	59	33
Merrill Lynch Mortgage Trust Series 2005-CIP Class A2 4.960% due 07/12/38	145	138
Series 2006-C1 Class A1 5.528% due 05/12/39	740	740
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	136
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 4.957% due 04/25/35	474	321
Series 2005-1 Class 2A2 4.957% due 04/25/35	1,016	736
Series 2005-3 Class 5A (Ê) 0.688% due 11/25/35	109	73
Morgan Stanley Capital I Series 1999-LIF Class A2 7.110% due 04/15/33	284	284
Series 2005-HQ6 Class A1 4.646% due 08/13/42	795	792
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-DFM Class A 5.996% due 03/14/16	19	19
PNC Mortgage Acceptance Corp. Series 1999-CM1 Class A1B 7.330% due 12/10/32	192	193
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.838% due 02/25/34	125	101
Series 2004-CL1 Class 2A2 0.838% due 02/25/19	21	20
Residential Funding Mortgage Securities I (Ê) Series 2006-SA3 Class 3A1 6.045% due 09/25/36	533	305
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class B 6.758% due 12/18/33	75	74
Series 2003-UP2 Class A1 4.000% due 12/25/18	445	421
SBA CMBS Trust (Å) Series 2006-1A Class B 5.451% due 11/15/36	65	59
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	600	603
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 1.107% due 09/19/32	26	20
Structured Asset Securities Corp. (Ê) Series 2001-21A Class 1A1 4.816% due 01/25/32	17	16

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 0.548% due 11/25/46	455	392
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A5 5.087% due 07/15/42	25	23
Series 2006-C28 Class A2 5.500% due 10/15/48	170	150
Series 2007-C31 Class A4 5.509% due 04/15/47	100	69
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2002-AR6 Class A 2.914% due 06/25/42	94	70
Series 2002-AR9 Class 1A 2.914% due 08/25/42	233	152
Series 2003-AR7 Class A7 3.816% due 08/25/33	280	222
Series 2004-AR1 Class A2A 0.933% due 11/25/34	677	343
Series 2005-AR1 Class A1A1 0.728% due 10/25/45	166	78
Series 2006-AR1 Class 1A4 5.605% due 11/25/36	143	82
Series 2006-AR1 Class 2A 3.955% due 09/25/46	543	205
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.948% due 01/25/35	577	451
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	812	687
Series 2004-EE Class 3A1 (Ê) 4.444% due 12/25/34	163	132
Series 2004-I Class 1A1 (Ê) 5.104% due 07/25/34	370	274
Series 2005-9 Class 1A1 4.750% due 10/25/35	1,470	1,378
Series 2005-AR2 Class 2A1 (Ê) 4.554% due 03/25/35	160	112
Series 2005-AR2 Class 2A2 (Ê) 4.553% due 03/25/35	582	441
Series 2005-AR4 Class 2A2 (Ê) 4.536% due 04/25/35	182	146
Series 2005-AR8 Class 2A1 (Ê) 4.335% due 06/25/35	141	112
Series 2006-AR1 Class 5A1 (Ê) 5.592% due 07/25/36	414	257
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	887	591
Series 2006-AR4 Class 1A1 (Ê) 5.861% due 04/25/36	142	91
Series 2006-AR4 Class 2A1 (Ê) 5.775% due 04/25/36	692	504
Series 2006-AR5 Class 2A1 (Ê) 5.537% due 04/25/36	885	529
Series 2006-AR6 Class 7A1 (Ê) 5.112% due 03/25/36	81	60

		221,358

	Principal Amount ($) or Shares		Market Value $
Municipal Bonds - 0.7%
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 2.042% due 10/25/38		1,750	1,477
South Carolina Student Loan Corp. (Ê) Series 2008-1 Class A1 1.761% due 09/02/14		146	144
Series 2008-1 Class A4 2.261% due 09/03/24		400	367
South Carolina Student Loan Corp. Revenue Bonds (Ê) Series 2008-1 Class A2 1.811% due 12/01/15		600	582
Series 2008-1 Class A3 2.011% due 12/01/18		700	653

			3,223

Non-US Bonds - 1.7%
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	EUR	145	209
German Treasury Bills 5.000% due 01/04/12	EUR	140	201
Keycorp (Ê) 2.088% due 11/22/10	EUR	1,100	1,253
Morgan Stanley (Ê) 2.165% due 03/01/13	EUR	1,700	1,732
New South Wales Treasury Corp. Series 17RG 5.500% due 03/01/17	AUD	180	131
United Kingdom Gilt 5.000% due 09/07/14	GBP	475	795
5.000% due 03/07/25	GBP	346	557
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP	775	1,243
United Kingdom Treasury Gilt Bonds 5.000% due 03/07/18	GBP	655	1,096

			7,217

United States Government Agencies - 8.1%
Fannie Mae 6.250% due 02/01/11		3,925	4,120
Federal Home Loan Mortgage Corp. 0.926% due 05/04/11 (Ê)		3,100	3,100
2.125% due 03/23/12		325	328
Series 1 (Ê) 0.888% due 02/01/11		100	100
Federal National Mortgage Association 1.750% due 03/23/11		7,000	7,068
1.375% due 04/28/11		10,200	10,222
2.750% due 03/13/14		5,255	5,314
0.010% due 10/09/19		6,705	3,420
Financing Corp. Principal only STRIP Series 13 Zero coupon due 06/27/13		830	722

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac 4.875% due 06/13/18	100	110

		34,504

United States Government Treasuries - 5.5%
United States Treasury Inflation Indexed Bonds 2.000% due 04/15/12	105	107
United States Treasury Notes 0.875% due 02/28/11	8,605	8,606
1.375% due 03/15/12	13,580	13,606
1.875% due 02/28/14	370	368
2.750% due 02/15/19	610	591

		23,278

Total Long-Term Investments (cost $467,179)		447,986

Preferred Stocks - 0.7%
Financial Services - 0.7%
Bank of America Corp.	1,000	577
DG Funding Trust (Å)	219	2,197
Federal Home Loan Mortgage Corp.	19,825	10
Federal National Mortgage Association	20,825	18
Wells Fargo & Co.	300	185

Total Preferred Stocks (cost $4,488)		2,987

	Notional Amount $
Options Purchased - 0.3%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives) USD Three Month LIBOR/ USD 3.450% Aug 2009 0.00 Call (5)	31,900	1,123

Total Options Purchased (cost $334)		1,123

	Principal Amount ($) or Shares

Short-Term Investments - 10.4%
American Airlines Pass Through Trust Series 99-1 7.324% due 10/15/09	95	92
American General Finance Corp. Series MTNI 4.625% due 05/15/09	530	521

	Principal Amount ($) or Shares	Market Value $
Anadarko Petroleum Corp. (Ê) 1.720% due 09/15/09	300	300
Associates Corp. of NA 8.550% due 07/15/09	750	749
AT&T, Inc. 4.125% due 09/15/09	110	111
Capital One Bank USA NA 5.000% due 06/15/09	530	529
CIT Group, Inc. 4.250% due 02/01/10	795	660
1.451% due 03/12/10 (Ê)	1,305	1,035
Citigroup Funding, Inc. (Ê) 1.226% due 06/26/09	200	199
Comcast Cable Communications LLC 6.875% due 06/15/09	1,040	1,045
Countrywide Home Loans, Inc. 4.125% due 09/15/09	390	387
COX Communications, Inc. 4.625% due 01/15/10	420	420
Credit Agricole SA/London (Ê)(Þ) 1.256% due 05/28/09	300	300
Diageo Capital PLC 7.250% due 11/01/09	480	488
Enterprise Products Operating LLC Series B 4.625% due 10/15/09	350	350
Ford Motor Credit Co. LLC 7.375% due 10/28/09	200	192
General Electric Capital Corp. (Ê) Series GMTN 1.361% due 03/12/10	425	415
General Motors Acceptance Corp. of Canada, Ltd. (Ê) 2.336% due 05/22/09	950	794
GMAC LLC (Ê) 2.488% due 05/15/09	500	494
Goodyear Tire & Rubber Co. (The) (Ê) 6.318% due 12/01/09	410	404
ICICI Bank, Ltd. (Ê)(Þ) 1.679% due 01/12/10	1,100	1,056
Kraft Foods, Inc. 4.125% due 11/12/09	190	192
Lehman Brothers Holdings, Inc. (Ø) 1.000% due 03/05/10	950	163
Lincoln National Corp. (Ê) 1.411% due 03/12/10	320	300
Mandalay Resort Group 6.500% due 07/31/09	25	23
9.375% due 02/15/10	150	80
Marshall & Ilsley Corp. 5.626% due 08/17/09	1,655	1,628
Martin Marietta Materials, Inc. (Ê) 1.189% due 04/30/10	1,300	1,242
Masco Corp. (Ê) 1.631% due 03/12/10	390	372
Merrill Lynch & Co., Inc. (Ê) 3.051% due 05/20/09	1,200	1,198

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MGM Mirage 6.000% due 10/01/09	245	206
National City Bank Series BKN1 (Ê) 1.414% due 09/09/09	250	248
Series BKNT 4.250% due 01/29/10	650	647
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	71	69
Russell Investment Company Russell Money Market Fund	25,115,334	25,115
Sovereign Bancorp, Inc. (Ê) 1.457% due 03/23/10	200	186
State of Illinois General Obligation Unlimited Notes 4.500% due 06/24/09	500	502
United States Treasury Bills (ç)(ž)(§) 0.187% due 05/07/09	280	280
0.162% due 05/14/09	280	280
0.067% due 05/21/09	460	460
0.220% due 06/11/09	250	250
Wachovia Mortgage FSB Series BKNT 4.125% due 12/15/09	130	131

Total Short-Term Investments (cost $45,538)		44,113

Repurchase Agreement - 1.3%
Agreement with Barclays Capital Inc. and the Bank of New York (Tri-Party) of $5,600 dated April 30, 2009, at 0.180% to be repurchased at $5,600 on May 1, 2009 collateralized by: $5,600 par various United States Treasury Obligations, valued at $5,600	5,600	5,600

Total Repurchase Agreements (cost $5,600)		5,600

Total Investments - 118.4% (identified cost $522,139)		501,809

Other Assets and Liabilities, Net - (18.4%)		(78,144)

Net Assets - 100.0%		423,665

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	4	EUR	987	06/09	52
Euribor Futures (Germany)	3	EUR	739	03/10	3
Euribor Futures (Germany)	3	EUR	737	06/10	4
Euribor Futures (Germany)	2	EUR	491	09/10	3
Euribor Futures (Germany)	3	EUR	734	12/10	4
Euro-Bobl Futures (Germany)	50	EUR	5,799	06/09	(54)
Eurodollar Futures (CME)	109	USD	26,993	06/09	349
Eurodollar Futures (CME)	83	USD	20,544	09/09	233
Eurodollar Futures (CME)	69	USD	17,044	12/09	102
Eurodollar Futures (CME)	68	USD	16,775	03/10	96
Eurodollar Futures (CME)	57	USD	14,026	06/10	22
Eurodollar Futures (CME)	52	USD	12,764	09/10	13
Eurodollar Futures (CME)	44	USD	10,768	12/10	2
Eurodollar Futures (CME)	61	USD	14,892	03/11	(32)
Three Month Short Sterling Interest Rate Futures (UK)	2	GBP	247	06/09	19
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	368	03/10	1
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	367	06/10	2
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	366	09/10	2
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	365	12/10	2
United States Treasury 2 Year Notes	63	USD	13,705	06/09	28
United States Treasury 5 Year Notes	10	USD	1,171	06/09	—
United States Treasury 30 Year Bond	9	USD	1,103	06/09	(50)

Short Positions
United States Treasury 2 Year Notes	250	USD	54,387	06/09	(111)
United States Treasury 10 Year Notes	43	USD	5,200	06/09	62

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					752

See accompanying notes which are an integral part of the financial statements.

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount	Market Value $

Eurodollar Futures
Jun 2009 98.50 Put (4)	10	—
Sep 2009 98.50 Put (91)	228	(10)

Swaptions
(Fund Pays/Fund Receives)
EUR 4.000%/EUR Six Month Euribor
June 2009 0.00 Put (2)	1,000	—
EUR 4.300%/EUR Six Month Euribor
June 2009 0.00 Put (1)	500	—
USD 1.750%/USD Three Month LIBOR
Jun 2009 0.00 Put (1)	4,000	(7)
USD 2.000%/USD Three Month LIBOR
Jul 2009 0.00 Put (3)	2,000	(3)
USD 2.750%/USD Three Month LIBOR
May 2009 0.00 Put (3)	1,500	(4)
USD 4.400%/USD Three Month LIBOR
Aug 2009 0.00 Put (2)	2,000	(3)
USD 4.550%/USD Three Month LIBOR
Aug 2009 0.00 Put (1)	500	(1)

Total Liability for Options Written (premiums received $76)		(28)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	106	AUD	152	05/07/09	4
USD	128	AUD	180	05/26/09	3
USD	22	BRL	50	06/02/09	1
USD	66	BRL	150	06/02/09	2
USD	15	CAD	19	05/26/09	1
USD	87	CAD	107	06/08/09	3
USD	35	EUR	27	05/14/09	1
USD	81	JPY	7,975	05/07/09	—
USD	91	JPY	9,065	05/26/09	1
USD	422	JPY	41,338	05/26/09	(3)
AUD	381	USD	266	05/26/09	(11)
BRL	335	USD	137	06/02/09	(15)
CAD	36	USD	29	05/26/09	(1)
CAD	56	USD	46	05/26/09	(1)
CAD	209	USD	175	05/26/09	—
CAD	390	USD	329	05/26/09	2
CAD	465	USD	370	05/26/09	(20)
EUR	2,281	USD	3,025	05/14/09	7
EUR	472	USD	639	05/26/09	13
GBP	375	USD	552	05/21/09	(3)
GBP	2,640	USD	3,872	05/26/09	(33)
JPY	29,459	USD	295	05/26/09	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(53)

See accompanying notes which are an integral part of the financial statements.

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	163
Barclays Bank PLC	USD	7,400	3.000%	Three Month LIBOR	02/04/11	247
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	58
JP Morgan	EUR	200	1.948%	Consumer Price Index (France)	03/15/12	6
Merrill Lynch	BRL	700	12.948%	Brazil Interbank Deposit Rate	01/04/10	11
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	3
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	4
Royal Bank of Scotland	GBP	200	5.100%	Six Month LIBOR	09/15/13	25
Royal Bank of Scotland	USD	9,000	3.000%	Three Month LIBOR	02/04/11	298
UBS	AUD	1,600	4.250%	Six Month BBSW	09/15/11	11
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	4
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(14)
UBS	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	1
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	9

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($110)						826

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group	Goldman Sachs	3.678%	USD	300	1.380%	06/20/13	(165)
American International Group	Royal Bank of Scotland	3.678%	USD	200	1.360%	06/20/13	(110)
Brazilian Government International Bond	Barclays Bank PLC	0.048%	USD	900	0.290%	06/20/09	1
Ford Motor Credit Co.	Barclays Bank PLC	0.960%	USD	2,000	6.150%	09/20/12	(172)
Gaz Capital for Gazprom	Morgan Stanley	0.624%	USD	1,400	0.860%	11/20/11	(166)
GE Capital Corp.	Citibank	0.685%	USD	200	4.325%	12/20/13	(16)
GE Capital Corp.	Citibank	0.685%	USD	200	4.200%	12/20/13	(17)
GE Capital Corp.	Deutsche Bank	21.197%	USD	400	5.000%	12/20/09	(282)
GE Capital Corp.	Deutsche Bank	0.685%	USD	100	4.900%	12/20/13	(6)
GE Capital Corp.	Deutsche Bank	0.685%	USD	200	4.230%	12/20/13	(18)
GECC SP BPS	Paribas, Corp.	0.699%	USD	100	1.250%	03/20/13	(18)
GECC SP BPS	Paribas, Corp.	0.699%	USD	1,200	1.300%	03/20/13	(206)
GECC SP BRC	Barclays Bank PLC	0.699%	USD	700	1.670%	03/20/13	(112)
General Motors Acceptance Corp.	Merrill Lynch	1.651%	USD	1,000	1.850%	09/20/09	(54)
General Motors Corp.	Merrill Lynch	21.197%	USD	1,000	5.000%	12/20/09	(706)
General Motors Corp.	UBS	14.580%	USD	300	8.150%	03/20/13	(250)
Indonesia Government International Bond	Indonesia Government International Bond	0.245%	USD	1,000	0.438%	06/20/09	(3)
Russia Government International Bond	Russia Government International Bond	0.230%	USD	1,000	0.275%	06/20/09	(3)
SLM Corp.	Citibank	1.951%	USD	500	5.600%	09/20/09	(23)
SLM Corp.	Paribas, Corp.	1.428%	USD	100	5.050%	03/20/13	(21)
Ukraine Government International Bond	HSBC	3.523%	USD	1,000	0.490%	06/20/09	(50)

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($806)							(2,397)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	199

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX Index	Deutsche Bank	USD	778	0.708%		12/20/12	3
Dow Jones CDX Index	Deutsche Bank	USD	500	(1.000%	)	06/20/14	14
Dow Jones CDX Index	Dow Jones CDX Index	USD	97	0.553%		12/20/17	—
Dow Jones CDX Index	Dow Jones CDX Index	USD	97	0.548%		12/20/17	—
Dow Jones CDX Index	Merrill Lynch	USD	1,782	(5.000%	)	06/20/14	374

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $450							391

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($356)							(2,006)

See accompanying notes which are an integral part of the financial statements.

200	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	11.9
Corporate Bonds and Notes	23.1
International Debt	2.2
Loan Agreements	0.3
Mortgage-Backed Securities	52.2
Municipal Bonds	0.7
Non US Bonds	1.7
United States Government Agencies	8.1
United States Government Treasuries	5.5
Preferred Stocks	0.7
Options Purchased	0.3
Short Term Investments	10.4
Repurchase Agreement	1.3

Total Investments	118.4
Other Assets and Liabilities, Net	(18.4)

	100.0

Futures Contracts	—	*
Options Written	(—	)*
Foreign Currency Exchange Contracts	(—	)*
Interest Rate Swap Contracts	0.2
Credit Default Swap Contracts	(0.5)

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	201

Russell Investment Company

Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,060.30	$1,017.31
Expenses Paid During Period*	$7.71	$7.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,063.50	$1,020.98
Expenses Paid During Period*	$3.94	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,065.00	$1,022.27
Expenses Paid During Period*	$2.61	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

202	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 95.8%
Alabama - 0.4%
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	242
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,459

				1,701

Alaska - 0.3%
City of Anchorage Alaska General Obligation Unlimited (µ)(æ)	500	5.750	12/01/16	539
Northern TOB Securitization Corp. Revenue Bonds	845	4.625	06/01/23	710

				1,249

Arizona - 3.1%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,073
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	1,989
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	541
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,714
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,165	5.000	10/01/21	1,303
City of Chandler Arizona General Obligation Unlimited	2,000	5.000	07/01/21	2,218
Scottsdale Industrial Development Authority Revenue Bonds	1,515	5.000	09/01/22	1,383
Town of Gilbert Arizona General Obligation Unlimited	1,000	5.000	07/01/19	1,135

				12,356

California - 5.5%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	601
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,093
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,103
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,260
California Statewide Communities Development Authority Revenue Bonds (Ê)(µ)	610	4.100	04/01/28	608
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,000	5.200	12/01/29	1,004
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	459
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	564
Golden State Tobacco Securitization Corp. Revenue Bonds	1,175	4.500	06/01/27	949
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	931
Los Angeles Unified School District General Obligation Unlimited (µ)	1,975	5.000	07/01/31	1,933
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	361
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	442
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,037
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,070
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,088
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,141
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,671
State of California General Obligation Unlimited	2,000	6.500	04/01/33	2,151
Tobacco Securitization Authority of Southern California Revenue Bonds	910	4.750	06/01/25	669
University of California Revenue Bonds	500	4.000	05/15/14	536

				21,671

Colorado - 0.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Ê)(µ)	1,000	0.450	09/01/37	1,000
Colorado Health Facilities Authority Revenue Bonds (µ)(æ)	1,000	5.500	05/15/14	1,011
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	871
Colorado Housing & Finance Authority Revenue Bonds	10	7.250	04/01/10	10
Colorado Housing & Finance Authority Revenue Bonds	25	6.300	08/01/12	25
Colorado Housing & Finance Authority Revenue Bonds	30	6.300	08/01/16	30
Colorado Housing & Finance Authority Revenue Bonds	15	6.700	10/01/16	16

				2,963

Russell Tax Exempt Bond Fund	203

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Connecticut - 0.6%
State of Connecticut General Obligation Unlimited	2,000	5.000	04/15/18	2,327

Delaware - 0.4%
Delaware State Economic Development Authority Revenue Bonds (Ê)(µ)	250	4.900	05/01/26	249
State of Delaware General Obligation Unlimited	1,000	5.000	01/01/17	1,173

				1,422

District of Columbia - 0.5%
District of Columbia General Obligation Unlimited (µ)	1,000	5.500	06/01/09	1,002
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,014

				2,016

Florida - 7.5%
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,939
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,100
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	540
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,116
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,033
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,624
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,059
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,079
Florida Department of Childrens & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,287
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,600	5.000	07/01/10	1,632
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,118
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,078
Florida State Division of Bond Finance Revenue Bonds (µ)	1,600	5.250	07/01/13	1,623
Florida State Turnpike Authority Revenue Bonds (µ)	2,000	5.000	07/01/13	2,228
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	541
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,089
Hillsborough County Educational Facilities Authority Revenue Bonds (µ)	665	5.750	04/01/18	660
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/34	2,004
Miami-Dade County School Board Certificate Of Participation (µ)	1,000	5.000	05/01/15	1,048
North Miami Florida Revenue Bonds (µ)	1,325	5.000	04/01/10	1,359
Orlando Utilities Commission Revenue Bonds (æ)	630	5.250	10/01/20	698
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	386
Palm Beach County School Board Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,073
Palm Glades Community Development District Special Assessment	795	4.850	08/01/11	543
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,042

				29,899

Georgia - 5.3%
Burke County Development Authority Revenue Bonds (Ê)(µ)	1,660	4.625	01/01/37	1,660
Columbia County Georgia General Obligation Unlimited	1,730	4.000	04/01/13	1,881
Columbia County Georgia General Obligation Unlimited	185	5.000	04/01/17	215
Gwinnett County School District General Obligation Unlimited	1,090	5.000	02/01/21	1,229
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,121
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	764
Marietta Development Authority Revenue Bonds	575	6.250	06/15/20	461
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,008
State of Georgia General Obligation Unlimited	15	6.500	12/01/09	16
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,228
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,731
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,188
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,433
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,457
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,675

				21,067

204	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Hawaii - 0.9%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,665
County of Kauai Hawaii General Obligation Unlimited (µ)(æ)	375	6.250	08/01/19	402
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	415
State of Hawaii General Obligation Unlimited (µ)	1,000	5.750	01/01/10	1,033

				3,515

Idaho - 0.7%
Boise State University Revenue Bonds (µ)	15	5.375	04/01/22	15
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/22	1,373
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,469

				2,857

Illinois - 2.2%
City of Chicago Illinois General Obligation Unlimited (µ)	750	6.000	01/01/11	780
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,197
City of Chicago Illinois General Obligation Unlimited (Ê)(µ)	700	0.250	01/01/37	700
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	1,994
Illinois Finance Authority Revenue Bonds (µ)	400	Zero coupon	01/01/10	396
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	737
Illinois Health Facilities Authority Revenue Bonds	200	6.000	05/15/10	204
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	504
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,123

				8,635

Indiana - 2.0%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,105
Indiana Bond Bank Revenue Bonds (µ)	190	5.750	08/01/13	197
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	981
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,762
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,050
Indiana Health Facility Financing Authority Revenue Bonds (Ê)	1,000	5.000	11/01/27	1,052
Indiana University Revenue Bonds (æ)	500	5.750	08/01/10	511
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,159

				7,817

Iowa - 0.6%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	299
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,029
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,092

				2,420

Kansas - 0.3%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (µ)	500	5.000	09/01/09	507
Kansas Development Finance Authority Revenue Bonds (µ)	150	5.000	08/01/10	156
Wyandotte County-Kansas City Unified Government Revenue Bonds	305	4.750	12/01/16	286
Wyandotte County-Kansas City Unified Government Transportation Development Dist Revenue Bonds	715	4.875	10/01/28	433

				1,382

Louisiana - 0.4%
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,706

Russell Tax Exempt Bond Fund	205

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Maryland - 4.6%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,176
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	942
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	689
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	496
Maryland State Department of Transportation County Transportation Revenue Bonds	1,100	5.000	05/01/17	1,218
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,158
Maryland State Transportation Authority Revenue Bonds	2,000	5.250	03/01/18	2,355
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,203
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,850
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,732
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,175
State of Maryland General Obligation Unlimited	1,895	5.000	03/15/19	2,174

				18,168

Massachusetts - 1.9%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	451
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,706
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,185
Massachusetts Development Finance Agency Revenue Bonds	80	5.125	12/01/11	80
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	49
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	951
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	156
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,269
Massachusetts Water Resources Authority Revenue Bonds (µ)(æ)	1,425	5.500	08/01/20	1,574

				7,421

Michigan - 1.3%
Bishop International Airport Authority Revenue Bonds (µ)	30	5.000	12/01/10	31
Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	994
Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,028
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	510
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,095
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	996
Michigan State Housing Development Authority Revenue Bonds (µ)	330	4.150	10/01/13	339

				4,993

Minnesota - 2.3%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,949
Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,217
Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	749
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	626
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,162
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,512

				9,215

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (µ)	1,000	5.000	07/01/15	1,085

Missouri - 0.1%
Joplin Industrial Development Authority Revenue Bonds	270	5.500	02/15/13	268

Montana - 0.4%
City of Forsyth Montana Revenue Bonds (Ê)	1,450	5.200	05/01/33	1,450

206	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Nevada - 0.8%
Clark County School District General Obligation Limited (µ)(æ)	330	5.250	06/15/10	332
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,081
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,064
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	540

				3,017

New Jersey - 2.7%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,072
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,087
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	968
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,065
New Jersey State Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,054
New Jersey State Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,351
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,088
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,069
Tobacco Settlement Financing Corp. Revenue Bonds	1,305	4.500	06/01/23	1,089

				10,843

New York - 9.4%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,607
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,062
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	132
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	910
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	813
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	253
City of New York New York General Obligation Unlimited	2,000	5.000	04/01/23	2,045
City of New York New York General Obligation Unlimited	2,000	5.250	04/01/28	2,034
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/18	1,056
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,578
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,659
New York State Dormitory Authority Revenue Bonds (µ)	285	7.000	07/01/09	288
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	877
New York State Dormitory Authority Revenue Bonds	1,110	5.000	03/15/23	1,188
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,119
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,126
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	844
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,769
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,748
New York State Thruway Authority Revenue Bonds	1,500	5.000	04/01/14	1,662
New York State Thruway Authority Revenue Bonds	2,000	5.000	03/15/20	2,207
Sales Tax Asset Receivables Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,776
Tobacco Settlement Financing Authority Revenue Bonds	1,030	5.000	06/01/12	1,085
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,083
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,144
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,417
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	964
TSASC, Inc. Revenue Bonds	1,000	4.750	06/01/22	758
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,000

				37,204

North Carolina - 2.0%
County of Wake North Carolina General Obligation Unlimited	2,000	5.000	03/01/13	2,263
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	252
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	314
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (µ)	1,500	6.000	01/01/12	1,654
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	217

Russell Tax Exempt Bond Fund	207

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,104
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,115
University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	12/01/14	1,161

				8,080

North Dakota - 0.1%
County of Williams North Dakota Revenue Bonds	320	5.000	11/01/31	212

Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,215	5.125	06/01/24	1,746
Kent State University Revenues Revenue Bonds (Ê)(µ)	10	0.350	05/01/31	10
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,112
Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,022
State of Ohio General Obligation Unlimited	5,000	5.375	08/01/18	5,386

				9,276

Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	280
Oklahoma Development Finance Authority Revenue Bonds	500	5.000	02/15/16	514
Oklahoma Housing Finance Agency Revenue Bonds	30	7.600	09/01/15	30

				824

Oregon - 1.6%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,291
Clackamas County School Distrist No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	462
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,334
Oregon State Department of Administrative Services Revenue Bonds (µ)	750	5.250	04/01/10	757
State of Oregon General Obligation Limited	580	5.700	10/01/32	582

				6,426

Pennsylvania - 5.3%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,095
Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	258
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,319
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,017
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,267
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,884
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,130
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,551
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,159
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	174
Norwin School District General Obligation Unlimited (µ)(æ)	250	6.000	04/01/20	262
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,161
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	2,060	5.000	09/01/19	2,388
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,660
Sayre Health Care Facilities Authority Revenue Bonds (æ)	395	5.300	12/01/12	415
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,126

				20,866

Puerto Rico - 4.7%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	733
Commonwealth of Puerto Rico General Obligation Unlimited (µ)	1,060	5.000	07/01/16	1,084
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,624
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	742
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	322
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,279

208	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	512
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	1,993
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	195
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,998
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	505
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,290
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(µ)	3,250	5.750	08/01/27	3,251

				18,528

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,067

South Carolina - 1.2%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,075
Richland-Lexington Airport District Revenue Bonds (µ)	440	5.000	01/01/10	448
South Carolina State Public Service Authority Revenue Bonds (µ)	375	5.500	01/01/11	389
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	2,500	5.250	10/01/31	2,744

				4,656

South Dakota - 0.4%
South Dakota Housing Development Authority Revenue Bonds	300	4.800	05/01/22	304
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,483

				1,787

Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	750	5.000	12/15/14	643
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,155
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.000	02/01/16	901
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	954

				4,653

Texas - 12.6%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	524
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	580
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	889
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	455
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,148
City of Dallas Texas Revenue Bonds (µ)	3,500	5.000	10/01/24	3,514
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,118
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,120
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,135
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,619
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,136
County of Harris Texas General Obligation Limited	1,435	5.250	08/15/09	1,454
County of Harris Texas Revenue Bonds (Ê)(µ)	1,500	5.000	08/15/21	1,511
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,378
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,077
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,593
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,315
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	841
Laredo Independent School District General Obligation Unlimited (æ)	1,070	5.375	08/01/16	1,173
Lower Colorado River Authority Revenue Bonds (µ)	2,000	5.875	05/15/14	2,052
McKinney Independent School District General Obligation Unlimited	1,200	6.000	02/15/18	1,476
Midlothian Development Authority Tax Allocation (µ)	500	5.000	11/15/09	507
New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/21	779
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,148

Russell Tax Exempt Bond Fund	209

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/33	1,157
North Harris Montgomery Community College District General Obligation Limited (µ)	1,000	5.000	02/15/12	1,091
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,263
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,025
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,269
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,060
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	483
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,394
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	633
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,155
Texas A&M University Revenue Bonds	3,855	5.000	05/15/19	4,389
Texas State Transportation Commission Revenue Bonds	1,000	5.000	04/01/18	1,141
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,395

				49,997

Utah - 0.4%
County of Utah Revenue Bonds	200	5.050	11/01/17	201
Intermountain Power Agency Revenue Bonds (µ)	1,400	6.500	07/01/10	1,477

				1,678

Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	199
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,427

				2,626

Virginia - 1.8%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	530
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,107
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	2,030
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,382
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,585
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	389

				7,023

Washington - 4.5%
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,833
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,070
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,117
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,803
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,254
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,051
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,147
Kitsap County Washington General Obligation Limited (µ)(æ)	775	5.750	07/01/14	822
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,282
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,112
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,157
State of Washington General Obligation Unlimited	1,500	5.000	01/01/20	1,504
Tobacco Settlement Authority of Washington Revenue Bonds	800	6.500	06/01/26	757
Washington Higher Education Facilities Authority Revenue Bonds (µ)	1,000	5.000	11/01/13	965

				17,874

Wisconsin - 1.3%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	304
State of Wisconsin Certificate Of Participation (µ)	2,825	5.000	03/01/11	3,017
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ)	1,425	5.000	12/01/10	1,500

210	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	210
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	219

				5,250

Total Municipal Bonds (cost $374,667)				379,490

Short-Term Investments - 2.4%
Russell Investment Company Russell Money Market Fund	9,606,000			9,606

Total Short-Term Investments (cost $9,606)				9,606

Total Investments - 98.2% (identified cost $384,273)				389,096

Other Assets and Liabilities, Net - 1.8%				7,282

Net Assets - 100.0%				396,378

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	211

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

%
Quality Ratings as of % of Value (Unaudited)

AAA	29
AA	38
A	20
BBB	10
BB	1
Other	2

100

Economic Sector Emphasis as a of % of Value (Unaudited)
General Obligation	34
Utilities Revenue	15
Industrial Revenue	11
Other Revenue	11
Education Revenue	9
Cash Equivalents	7
Health Care Revenue	7
Leasing Revenue	3
Pollution Control Revenue	2
Housing Revenue	1
Refunded and Special Obligations	—

100

See accompanying notes which are an integral part of the financial statements.

212	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Alabama	0.4
Alaska	0.3
Arizona	3.1
California	5.5
Colorado	0.7
Connecticut	0.6
Delaware	0.4
District of Columbia	0.5
Florida	7.5
Georgia	5.3
Hawaii	0.9
Idaho	0.7
Illinois	2.2
Indiana	2.0
Iowa	0.6
Kansas	0.3
Louisiana	0.4
Maryland	4.6
Massachusetts	1.9
Michigan	1.3
Minnesota	2.3
Mississippi	0.3
Missouri	0.1
Montana	0.4
Nevada	0.8
New Jersey	2.7
New York	9.4
North Carolina	2.0
North Dakota	0.1
Ohio	2.3
Oklahoma	0.2
Oregon	1.6
Pennsylvania	5.3
Puerto Rico	4.7
Rhode Island	0.3
South Carolina	1.2
South Dakota	0.4
Tennessee	1.2
Texas	12.6
Utah	0.4
Virgin Islands	0.7
Virginia	1.8
Washington	4.5
Wisconsin	1.3
Short-Term Investments	2.4

Total Investments	98.2
Other Assets and Liabilities, Net	1.8

100.0

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	213

Russell Investment Company

Russell Real Estate Securities Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$816.10	$1,018.05
Expenses Paid During Period*	$6.12	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$812.20	$1,014.33
Expenses Paid During Period*	$9.48	$10.54

*	Expenses are equal to the Fund’s annualized expense ratio of 2.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$814.80	$1,018.05
Expenses Paid During Period*	$6.12	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$816.20	$1,019.29
Expenses Paid During Period*	$5.00	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

214	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$817.00	$1,020.13
Expenses Paid During Period*	$4.23	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Real Estate Securities Fund	215

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.5%
Apartments - 14.8%
American Campus Communities, Inc. (ö)(Ñ)	860,449	18,655
Apartment Investment & Management Co. Class A (ö)	131,680	961
AvalonBay Communities, Inc. (ö)(Ñ)	921,865	52,371
Boardwalk Real Estate Investment Trust (ö)	27,877	639
Camden Property Trust (ö)(Ñ)	1,050,611	28,503
Canadian Apartment Properties REIT (ö)	16,604	169
China Overseas Land & Investment, Ltd.	1,999,920	3,490
China Resources Land, Ltd.	1,211,000	2,168
Country Garden Holdings Co.	3,092,000	1,020
Equity Residential (ö)(Ñ)	2,903,825	66,469
Essex Property Trust, Inc. (ö)(Ñ)	233,800	14,844
Home Properties, Inc. (ö)(Ñ)	84,300	3,072
Mid-America Apartment Communities, Inc. (ö)(Ñ)	152,484	5,640
Shimao Property Holdings, Ltd.	1,080,000	1,199
UDR, Inc. (ö)(Ñ)	336,753	3,391

		202,591

Diversified - 9.5%
Agile Property Holdings, Ltd.	1,910,800	1,420
British Land Co. PLC (ö)	844,249	5,312
Canadian Real Estate Investment Trust (ö)	95,831	1,566
CapitaLand, Ltd.	1,546,500	2,847
Castellum AB	156,294	985
Cheung Kong Holdings, Ltd.	66,000	687
Cominar Real Estate Investment Trust (ö)	28,200	314
Dexus Property Group (Æ)	1,385,449	735
Dexus Property Group (ö)	2,704,321	1,428
Gecina SA (ö)	11,205	607
Hang Lung Properties, Ltd. - ADR	517,900	1,460
Henderson Land Development Co., Ltd.	506,984	2,364
Hysan Development Co., Ltd.	733,083	1,335
Keppel Land, Ltd.	229,000	264
Kerry Properties, Ltd.	327,000	998
Land Securities Group PLC (ö)	644,978	5,295
Mirvac Group (ö)	959,337	725
Mitsubishi Estate Co., Ltd.	368,000	4,801
Mitsui Fudosan Co., Ltd.	237,600	2,986
Sino Land Co.	318,000	405
Sun Hung Kai Properties, Ltd.	906,541	9,341
Unibail-Rodamco (ö)	27,344	4,061
Vornado Realty Trust (ö)(Ñ)	1,376,068	67,276
Washington Real Estate Investment Trust (ö)(Ñ)	544,384	11,612
Wereldhave NV (ö)	6,074	415
Wharf Holdings, Ltd.	147,000	485

		129,724

Free Standing Retail - 1.1%
National Retail Properties, Inc. (ö)(Ñ)	504,078	8,942
Realty Income Corp. (ö)(Ñ)	286,100	6,389

		15,331

	Principal Amount ($) or Shares	Market Value $
Health Care - 13.9%
Cogdell Spencer, Inc. (ö)(Ñ)	222,700	1,381
HCP, Inc. (ö)(Ñ)	1,806,694	39,657
Health Care REIT, Inc. (ö)(Ñ)	771,655	26,290
LTC Properties, Inc. (ö)	87,000	1,567
Medical Properties Trust, Inc. (ö)(Ñ)	747,613	3,992
Nationwide Health Properties, Inc. (ö)(Ñ)	1,522,703	37,595
Omega Healthcare Investors, Inc. (ö)(Ñ)	1,091,832	17,164
Senior Housing Properties Trust (ö)	1,213,021	19,881
Ventas, Inc. (ö)(Ñ)	1,467,245	42,022

		189,549

Industrial - 6.4%
AMB Property Corp. (ö)(Ñ)	1,318,795	25,176
Ascendas Real Estate Investment Trust (Æ)(ö)	340,000	306
DCT Industrial Trust, Inc. (ö)(Ñ)	3,170,975	14,016
EastGroup Properties, Inc. (ö)(Ñ)	286,462	9,628
First Potomac Realty Trust (ö)(Ñ)	369,200	3,614
ProLogis (ö)(Ñ)	3,729,350	33,974
ProLogis European Properties	195,143	506

		87,220

Lodging/Resorts - 3.0%
DiamondRock Hospitality Co. (ö)	177,000	1,149
Hospitality Properties Trust (ö)	3,770	46
Host Hotels & Resorts, Inc. (ö)(Ñ)	3,926,555	30,195
LaSalle Hotel Properties (ö)(Ñ)	482,098	5,766
Orient-Express Hotels, Ltd. Class A	57,061	369
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	199,800	4,168

		41,693

Manufactured Homes - 0.6%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	222,012	8,807

Mixed Industrial/Office - 3.0%
Duke Realty Corp. (ö)(Ñ)	663,698	6,484
Liberty Property Trust (ö)	1,033,307	25,151
PS Business Parks, Inc. (ö)	203,543	8,905

		40,540

Office - 10.5%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	300,987	10,980
BioMed Realty Trust, Inc. (ö)(Ñ)	805,234	9,188
Boston Properties, Inc. (ö)(Ñ)	1,300,392	64,265
Brandywine Realty Trust (ö)	309,100	1,913
Brookfield Properties Corp. (Ñ)	886,076	6,619
Commonwealth Property Office Fund (ö)	620,931	369
Corporate Office Properties Trust (ö)(Ñ)	137,500	4,202
Fabege AB	16,933	71
Great Portland Estates PLC (ö)	210,832	953
Highwoods Properties, Inc. (ö)(Ñ)	311,200	7,466
Hongkong Land Holdings, Ltd.	492,600	1,221
HRPT Properties Trust (ö)(Ñ)	821,400	3,540
ICADE (ö)	17,107	1,319

216	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Japan Prime Realty Investment Corp. Class A (ö)	155	267
Japan Real Estate Investment Corp. Class A (ö)	100	705
Kilroy Realty Corp. (ö)(Ñ)	563,400	12,136
Mack-Cali Realty Corp. (ö)(Ñ)	393,544	10,454
Nippon Building Fund, Inc. Class A (ö)	128	1,038
Nomura Real Estate Office Fund, Inc. Class A (ö)	89	459
NTT Urban Development Corp.	649	525
Parkway Properties, Inc. (ö)	5,248	73
PSP Swiss Property AG (Æ)	3,769	177
SL Green Realty Corp. (ö)(Ñ)	277,748	4,905

		142,845

Regional Malls - 10.8%
Aeon Mall Co., Ltd.	60,200	789
CFS Retail Property Trust (ö)	533,801	639
Macerich Co. (The) (ö)(Ñ)	787,747	13,809
Simon Property Group, Inc. (ö)(Ñ)	2,370,436	122,314
Taubman Centers, Inc. (ö)(Ñ)	152,600	3,635
Westfield Group (ö)	785,226	6,101

		147,287

Self Storage - 6.2%
Extra Space Storage, Inc. (ö)(Ñ)	1,069,990	7,608
Public Storage (ö)	1,147,892	76,748

		84,356

Shopping Centers - 9.9%
Acadia Realty Trust (ö)	226,408	3,283
Alexander’s, Inc. (ö)	2,800	611
CapitaMall Trust (Æ)(ö)	327,400	275
Corio NV (ö)	27,266	1,207
Federal Realty Investment Trust (ö)(Ñ)	679,904	37,531
First Capital Realty, Inc.	23,644	300
Hammerson PLC (ö)	269,794	1,245
Japan Retail Fund Investment Corp. Class A (ö)	74	260
Jelmoli Holding AG	1,000	330
Kimco Realty Corp. (ö)(Ñ)	2,132,867	25,637
Kite Realty Group Trust (ö)(Ñ)	577,400	2,021
Link REIT (The) (ö)	688,075	1,342
Mercialys SA (ö)	55	2
Primaris Retail Real Estate Investment Trust (ö)	39,494	345
Regency Centers Corp. (ö)(Ñ)	1,322,420	49,525
Saul Centers, Inc. (ö)	7,050	224
Tanger Factory Outlet Centers (ö)(Ñ)	155,900	5,194
Weingarten Realty Investors (ö)(Ñ)	416,533	6,473

		135,805

	Principal Amount ($) or Shares	Market Value $
Specialty - 7.8%
Digital Realty Trust, Inc. (ö)(Ñ)	1,283,082	46,204
DuPont Fabros Technology, Inc. (ö)(Ñ)	447,700	3,801
Entertainment Properties Trust (ö)(Ñ)	139,580	3,226
Plum Creek Timber Co., Inc. (ö)(Ñ)	1,021,368	35,258
Rayonier, Inc. (ö)	458,660	17,714

		106,203

Total Common Stocks (cost $1,424,449)		1,331,951

Short-Term Investments - 2.8%
Russell Investment Company Russell Money Market Fund	37,516,000	37,516

Total Short-Term Investments (cost $37,516)		37,516

Other Securities - 34.5%
Russell Investment Company Russell Money Market Fund (×)	233,838,523	233,839
State Street Securities Lending Quality Trust (×)	246,269,578	237,399

Total Other Securities (cost $480,108)		471,238

Total Investments - 134.8% (identified cost $1,942,073)		1,840,705

Other Assets and Liabilities, Net - (34.8%)		(474,953)

Net Assets - 100.0%		1,365,752

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Russell Real Estate Securities Fund	217

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	649	AUD	901	5/5/2009	10
USD	30	CAD	36	5/1/2009	—
USD	8	CAD	10	5/4/2009	—
USD	19	CAD	22	5/4/2009	—
USD	18	GBP	12	5/1/2009	—
USD	18	GBP	12	5/5/2009	—
USD	2	HKD	13	5/4/2009	—
USD	9	HKD	69	5/4/2009	—
USD	13	HKD	99	5/4/2009	—
USD	16	HKD	122	5/4/2009	—
USD	71	SEK	577	5/5/2009	—
USD	255	SGD	379	5/4/2009	1
CAD	8	USD	7	5/1/2009	—
CAD	27	USD	22	5/4/2009	—
CHF	42	USD	37	5/4/2009	—
CHF	56	USD	49	5/5/2009	—
EUR	26	USD	34	5/4/2009	—
EUR	—	USD	1	5/5/2009	—
GBP	23	USD	34	5/1/2009	—
GBP	10	USD	15	5/5/2009	—
HKD	75	USD	10	5/4/2009	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					11

See accompanying notes which are an integral part of the financial statements.

218	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Apartments	14.8
Diversified	9.5
Free Standing Retail	1.1
Health Care	13.9
Industrial	6.4
Lodging/Resorts	3.0
Manufactured Homes	0.6
Mixed Industrial/Office	3.0
Office	10.5
Regional Malls	10.8
Self Storage	6.2
Shopping Center	9.9
Specialty	7.8
Short-Term Investments	2.8
Other Securities	34.5

Total Investments	134.8
Other Assets and Liabilities, Net	(34.8)

	100.0

Foreign Currency Exchange Contracts	—	*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Real Estate Securities Fund	219

Russell Investment Company

Russell Money Market Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,003.80	$1,023.11
Expenses Paid During Period*	$1.69	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.34% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,004.30	$1,023.60
Expenses Paid During Period*	$1.19	$1.20

*	Expenses are equal to the Fund’s annualized expense ratio of 0.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

220	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Corporate Bonds and Notes - 21.4%
Bank of America Corp. (Ê)(Þ)	66,000	1.397	10/03/09	66,000
Bank of America NA (Ê)	50,000	1.331	06/12/09	49,988
Credit Agricole (Ê)(Þ)	100,000	1.477	10/22/09	100,000
General Electric Capital Corp. (Ê)	5,715	1.420	06/15/09	5,715
JPMorgan Chase & Co. (Ê)	12,384	1.307	06/05/09	12,383
JPMorgan Chase & Co. (Ê)	56,000	1.382	10/02/09	55,990
Metropolitan Life Insurance Co. (Ê)(Å)	50,000	1.581	05/18/09	50,000
Protective Life Insurance Co. (Ê)(Å)	50,000	1.501	08/24/09	50,000
Protective Life Insurance Co. (Ê)(Å)	48,000	1.506	08/31/09	48,000
Royal Bank of Scotland Group PLC (Ê)(Þ)	130,000	1.538	06/12/09	130,000
Royal Bank of Scotland Group PLC (Ê)(Þ)	10,000	1.401	08/21/09	9,997
Toyota Motor Credit Corp. (Ê)	200,000	0.620	06/19/09	200,000
Toyota Motor Credit Corp. (Ê)	125,000	0.730	06/29/09	125,000
Wells Fargo & Co (Ê)	100,000	0.585	05/28/09	100,000

Total Corporate Bonds and Notes (amortized cost $1,003,073)				1,003,073

Domestic Commercial Paper - 39.3%
Alpine Securitization Corp	3,000	0.400	05/01/09	3,000
Alpine Securitization Corp	50,000	0.520	05/05/09	49,998
Alpine Securitization Corp	50,000	0.380	05/21/09	49,991
ANZ National Bank Ltd.	40,000	0.910	07/17/09	39,949
Bank of Nova Scotia	35,000	0.560	07/15/09	34,960
Chariot Funding LLC	5,000	0.550	05/01/09	5,000
Chariot Funding LLC	30,000	0.400	05/06/09	29,999
Citigroup, Inc.	15,000	0.280	05/04/09	15,000
Danske Corp.	20,000	0.920	05/14/09	19,997
Danske Corp.	65,000	0.950	05/28/09	64,979
Danske Corp.	15,000	0.750	07/16/09	14,978
Deutsche Bank AG	50,000	0.300	05/01/09	50,000
Erasmus Capital Corp.	40,000	0.750	05/14/09	39,990
Erasmus Capital Corp.	15,000	0.750	05/21/09	14,996
Erasmus Capital Corp.	29,235	0.500	06/03/09	29,223
Fairway Finance Corp.	20,000	0.700	05/04/09	19,999
Falcon Asset Securitization Corp.	50,000	0.450	05/01/09	50,000
Fox Trot CDO Ltd.	75,000	0.230	05/01/09	75,000
Gemini Securitization Corp.	55,000	0.930	05/01/09	55,000
Gemini Securitization Corp.	25,000	0.950	05/26/09	24,994
General Electric Capital Corp.	25,000	0.250	05/01/09	25,000
General Electric Capital Corp.	70,000	3.650	05/27/09	69,986
Gotham Funding Corp.	35,000	0.730	05/01/09	35,000
Gotham Funding Corp.	10,000	0.800	05/11/09	9,999
Gotham Funding Corp.	25,000	0.410	05/18/09	24,996
HSBC North America Holdings, Inc.	25,000	0.300	05/08/09	24,998
HSBC North America Holdings, Inc.	25,000	0.310	05/13/09	24,998
HSBC North America Holdings, Inc.	50,000	0.290	05/21/09	49,994
Liberty Street Funding Corp.	25,000	0.800	05/01/09	25,000
Liberty Street Funding Corp.	30,000	0.800	05/05/09	29,999
Liberty Street Funding Corp.	35,000	0.800	05/15/09	34,995
Long Lane Master Trust IV	15,000	0.210	05/01/09	15,000
National Australia Bank Ltd	30,000	0.570	07/09/09	29,968
National Australia Bank Ltd	30,000	0.520	07/20/09	29,968
Nordea North America, Inc.	25,000	0.700	05/08/09	24,999
Nordea North America, Inc.	30,000	0.470	05/29/09	29,989
Nordea North America, Inc.	30,000	1.050	06/05/09	29,987
Nordea North America, Inc.	20,000	0.400	06/16/09	19,987
Park Avenue Receivables Co. LLC	40,000	0.350	05/01/09	40,000

Russell Money Market Fund	221

Russell Investment Company

Russell Money Market Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Park Avenue Receivables Co. LLC	50,000	0.550	05/06/09	49,998
Starbird Funding Corp.	95,000	1.350	05/01/09	95,000
Svenska Handelsbanken AB	20,000	0.360	05/11/09	19,998
Svenska Handelsbanken AB	20,000	0.350	05/20/09	19,996
Svenska Handelsbanken AB	36,115	0.705	07/13/09	36,067
Toronto Dominion Holdings (USA)	40,000	0.500	06/29/09	39,967
UBS AG	25,000	1.000	05/01/09	25,000
UBS AG	35,000	1.000	05/01/09	35,000
UBS AG	40,000	1.000	05/04/09	39,998
UBS AG	30,000	1.000	05/06/09	29,998
UBS AG	30,000	1.000	05/26/09	29,991
UBS AG	15,000	1.000	06/15/09	14,989
Victory Receivables Corp.	25,000	0.230	05/01/09	25,000
Victory Receivables Corp.	25,000	0.750	05/11/09	24,997
Victory Receivables Corp.	10,000	0.430	05/18/09	9,998
Victory Receivables Corp.	40,000	0.400	05/21/09	39,992
Victory Receivables Corp.	17,000	0.830	06/05/09	16,991
Wells Fargo & Co.	25,000	0.150	05/01/09	25,000

Total Domestic Commercial Paper (amortized cost $1,839,896)				1,839,896

Municipal Bonds - 2.2%
Detroit Economic Development Corp. (Ê)	41,830	0.850	05/01/09	41,830
Miami-Dade County Industrial Development Authority (Ê)	37,400	1.300	07/01/31	37,400
Nassau Health Care Corp. (Ê)	5,500	0.750	08/01/22	5,500
New Jersey State Housing & Mortgage Finance Agency (Ê)	10,060	0.800	11/01/39	10,060
New York State Housing Finance Agency (Ê)	7,500	0.570	05/01/42	7,500

Total Municipal Bonds (amortized cost $102,290)				102,290

Registered Investment Company Funds - 1.1%
Merrill Lynch Premier Institutional Fund (Ê)	50,000,000			50,000

Total Registered Investment Company Funds (amortized cost $50,000)				50,000

Time Deposits - 11.4%
Bank of Montreal	40,000	0.120	05/01/09	40,000
BNP Paribas	95,000	0.200	05/01/09	95,000
Calyon Grand Cayman	100,000	0.220	05/01/09	100,000
New York Life Insurance Co. (Ê)(Å)	200,000	1.364	05/14/09	200,000
Nordea Bank AB	50,000	0.150	05/01/09	50,000
Royal Bank of Scotland Group PLC	30,000	0.230	05/01/09	30,000
Societe Generale	19,000	0.280	05/07/09	19,000

Time Deposits (amortized cost $534,000)				534,000

United States Government Agencies - 3.9%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(Å)	5,625	1.775	12/01/17	5,666
Federal Home Loan Banks (Ê)	85,000	0.483	01/28/10	85,000
Puttable Floating Optional Taxable Receipts (Ê)(Þ)	91,465	1.410	04/01/26	91,465

Total United States Government Agencies (amortized cost $182,131)				182,131

Yankee Certificates of Deposit - 9.9%
Bank of Montreal	37,000	0.350	05/06/09	37,000
Bank of Montreal	29,000	0.310	05/14/09	29,000
Barclays Bank PLC (Ê)	100,000	1.100	05/13/09	100,000
Barclays Bank PLC (Ê)	75,000	1.200	06/11/09	75,000
Calyon New York	28,000	0.520	05/06/09	28,000

222	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments, continued — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Rabobank	20,000	0.700	07/02/09	20,000
Royal Bank of Canada	58,673	0.125	05/01/09	58,673
Royal Bank of Canada (Ê)	23,485	1.202	06/30/09	23,476
Societe Generale (Ê)	50,000	1.060	06/02/09	50,000
Svenska Handelsbanken AB	40,000	0.320	05/07/09	40,000

Total Yankee Certificates of Deposit (amortized cost $461,149)				461,149

Total Investments - 89.2% (amortized cost $4,172,539)(†)				4,172,539

Capital Support Agreement - 7.4% (see notes to financial statements for further disclosures)				346,345

Other Assets and Liabilities, Net - 3.4%				158,634

Net Assets - 100.0%				4,677,518

See accompanying notes which are an integral part of the financial statements.

Russell Money Market Fund	223

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — April 30, 2009 (Unaudited)

Categories	% of Net Assets

Corporate Bonds and Notes	21.4
Domestic Commercial Paper	39.3
Municipal Bonds	2.2
Registered Investment Company Funds	1.1
Time Deposits	11.4
United States Government Agencies	3.9
Yankee Certificates of Deposit	9.9

Total Investments	89.2
Capital Support Agreement	7.4
Other Assets and Liabilities, Net	3.4

100.0

See accompanying notes which are an integral part of the financial statements.

224	Russell Money Market Fund

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — April 30, 2009 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	225

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities — For the Periods Ended April 30, 2009 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Assets
Investments, at identified cost	$4,399,709	$4,733,136	$118,168	$189,523
Investments, at market***	3,992,162	3,920,350	115,768	164,599
Cash	—	—	—	—
Cash (restricted)	41,000	39,250	1,550	2,000
Foreign currency holdings*	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Receivables:
Dividends and interest	3,394	4,044	76	198
Dividends from affiliated Russell Money Market Fund	87	71	2	3
Investments sold	27,170	37,751	1,247	825
Fund shares sold	5,299	4,881	158	61
Foreign taxes recoverable	—	—	—	—
Investments matured	—	—	—	—
Daily variation margin on futures contracts	352	299	36	15
Capital support agreement from affiliate	—	—	—	—
Prepaid expenses	28	37	1	8
Unrealized appreciation on index swap contracts	—	—	—	—
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total assets	4,069,492	4,006,683	118,838	167,709

Liabilities
Payables:
Due to Custodian or Broker	—	—	—	—
Investments purchased	27,441	47,068	2,102	967
Fund shares redeemed	3,621	3,609	215	394
Accrued fees to affiliates	2,089	1,994	94	111
Other accrued expenses	382	214	90	105
Daily variation margin on futures contracts	—	—	—	—
Dividends for securities sold short	—	76	—	—
Deferred tax liability	—	—	—	—
Income distribution	—	—	—	—
Other payable	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—
Options written, at market value**	—	—	—	—
Securities sold short at market value******	—	356,639	—	—
Payable upon return of securities loaned	274,664	—	17,095	23,724
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total liabilities	308,197	409,600	19,596	25,301

Net Assets	$3,761,295	$3,597,083	$99,242	$142,408

See accompanying notes which are an integral part of the financial statements.

226	Statements of Assets and Liabilities

Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Strategic Bond Fund

$1,611,291	$4,454,360	$1,048,640	$1,089,068	$337,823	$183,438	$8,640,001
1,519,430	3,802,325	903,632	1,042,837	326,894	170,252	7,464,060
—	157	—	10	—	—	1,748
13,000	58,155	7,800	19,831	2,900	1,100	25,861
—	12,732	3,504	3,314	—	—	5,558
—	26,535	1,956	7,320	—	—	4,335

773	13,152	3,205	3,171	315	39	54,451
33	94	13	14	6	3	148
22,665	55,083	11,525	12,431	9,129	787	713,647
1,540	5,785	1,005	1,662	1,097	238	16,574
—	1,121	196	63	—	—	—
—	—	—	—	—	—	126
—	8,397	779	2,581	25	—	43,562
—	—	—	—	—	—	—
14	38	39	8	15	1	83
—	—	—	252	—	—	—
—	—	—	—	—	—	24,741
—	—	—	—	—	—	40,543

1,557,455	3,983,574	933,654	1,093,494	340,381	172,420	8,395,437

—	—	—	349	—	—	15,611
24,664	54,736	11,935	5,775	9,207	523	1,938,380
1,889	3,193	515	1,106	136	247	5,926
813	2,322	673	1,002	208	127	2,698
221	552	134	189	70	43	366
562	1,125	30	7	—	50	34,220
—	—	—	—	—	—	—
—	—	15	333	—	—	—
—	—	—	—	—	—	—
—	4,112	934	—	—	—	10,523
—	13,562	747	3,461	—	—	5,630
—	—	—	—	—	—	365
—	—	—	—	—	—	—
335,361	415,225	143,953	124,760	35,172	51,506	376,984
—	—	—	—	—	—	14,377
—	—	—	—	—	—	65,584

363,510	494,827	158,936	136,982	44,793	52,496	2,470,664

$1,193,945	$3,488,747	$774,718	$956,512	$295,588	$119,924	$5,924,773

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	227

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — For the Periods Ended April 30, 2009 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,708	$1,367	$86	$112
Accumulated net realized gain (loss)	(1,643,413)	(1,357,628)	(51,372)	(143,234)
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds — net of deferred tax liability for foreign capital gains taxes)	(407,547)	(812,786)	(2,400)	(24,924)
Futures contracts	49,170	47,038	806	1,404
Options written	—	—	—	—
Credit default swaps	—	—	—	—
Index swap contracts	—	—	—	—
Interest rate swap contracts	—	—	—	—
Investments matured	—	—	—	—
Securities sold short	—	22,980	—	—
Foreign currency-related transactions	—	—	—	—
Capital support agreement from affiliate	—	—	—	—
Shares of beneficial interest	1,971	1,777	179	269
Additional paid-in capital	5,759,406	5,694,335	151,943	308,781

Net Assets	$3,761,295	$3,597,083	$99,242	$142,408

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*******	$19.11	$20.23	$—	$—
Maximum offering price per share (Net asset value plus sales charge of 5.75%********): Class A	$20.28	$21.47	$—	$—
Class A — Net assets	$16,856,175	$13,898,688	$—	$—
Class A — Shares outstanding ($.01 par value)	881,837	686,884	—	—
Net asset value per share: Class C*******	$19.08	$20.19	$5.07	$5.18
Class C — Net assets	$72,644,964	$65,290,550	$5,200,697	$8,915,139
Class C — Shares outstanding ($.01 par value)	3,808,316	3,233,220	1,025,051	1,722,643
Net asset value per share: Class E*******	$19.09	$20.22	$5.45	$5.30
Class E — Net assets	$90,311,753	$79,956,965	$4,942,443	$5,518,416
Class E — Shares outstanding ($.01 par value)	4,730,775	3,955,120	906,265	1,042,129
Net asset value per share: Class I*******	$19.09	$20.24	$5.61	$5.31
Class I — Net assets	$699,360,512	$648,721,509	$51,416,666	$42,753,265
Class I — Shares outstanding ($.01 par value)	36,637,308	32,053,426	9,164,490	8,049,121
Net asset value per share: Class S*******	$19.09	$20.25	$5.56	$5.30
Class S — Net assets	$1,150,953,254	$1,102,974,667	$37,682,409	$85,221,460
Class S — Shares outstanding ($.01 par value)	60,304,168	54,472,235	6,774,292	16,088,599
Net asset value per share: Class Y*******	$19.07	$20.24	$—	$—
Class Y — Net assets	$1,731,168,228	$1,686,240,247	$—	$—
Class Y — Shares outstanding ($.01 par value)	90,759,883	83,303,092	—	—
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$—	$—
** Premiums received on options written	$—	$—	$—	$—
*** Securities on loan included in investments	$269,612	$—	$16,942	$23,848
**** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$—
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$—
****** Proceeds on securities sold short	$—	$379,619	$—	$—
******* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
******** Russell Strategic Bond and Short Duration Bond Funds’ maximum sale charge is 3.75%.
*********Russell Money Market Fund investments at amortized cost which approximates value.

See accompanying notes which are an integral part of the financial statements.

228	Statements of Assets and Liabilities

Rudssell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Strategic Bond Fund

$3,082	$48,936	$5,662	$(60)	$711	$(38)	$34,587
(750,761)	(1,551,466)	(416,747)	(225,667)	(153,991)	(40,538)	(30,312)

(91,861)	(652,035)	(145,023)	(46,564)	(10,929)	(13,186)	(1,175,941)
26,115	44,717	7,544	3,867	3,809	2,715	15,500
—	—	—	—	—	—	157
—	—	—	—	—	—	(23,140)
—	—	—	252	—	—	—
—	—	—	—	—	—	13,781
—	—	—	—	—	—	(1,207)
—	—	—	—	—	—	—
—	12,952	1,205	4,020	—	—	(439)
—	—	—	—	—	—	—
857	1,538	1,349	830	229	135	6,468
2,006,513	5,584,105	1,320,728	1,219,834	455,759	170,836	7,085,319

$1,193,945	$3,488,747	$774,718	$956,512	$295,588	$119,924	$5,924,773

$13.86	$22.67	$5.73	$11.49	$—	$—	$9.21
$14.71	$24.06	$6.08	$12.19	$—	$—	$9.57
$7,170,674	$14,441,100	$2,954,631	$8,156,753	$—	$—	$28,323,971
517,222	636,884	515,578	709,737	—	—	3,076,524
$13.83	$22.56	$5.73	$10.90	$12.62	$8.18	$9.20
$27,516,494	$63,807,118	$7,083,883	$24,544,693	$9,955,545	$6,723,030	$93,089,065
1,989,622	2,828,532	1,236,795	2,250,948	789,124	821,828	10,116,027
$13.89	$22.68	$5.74	$11.52	$12.89	$8.79	$9.15
$37,239,974	$83,033,625	$11,198,909	$20,418,486	$12,381,281	$2,599,898	$118,609,193
2,681,890	3,660,632	1,952,511	1,773,146	960,860	295,795	12,964,508
$13.97	$22.69	$—	$11.54	$—	$—	$9.13
$202,355,057	$756,286,576	$—	$588,779,318	$—	$—	$1,146,853,780
14,485,214	33,333,028	—	51,026,080	—	—	125,618,171
$13.94	$22.67	$5.74	$11.55	$12.92	$8.95	$9.22
$438,470,163	$1,039,636,974	$323,442,761	$314,612,281	$273,251,399	$110,601,048	$1,730,713,137
31,464,708	45,854,148	56,340,023	27,242,878	21,142,614	12,359,285	187,750,711
$13.93	$22.70	$5.74	$—	$—	$—	$9.14
$481,193,012	$1,531,541,485	$430,038,275	$—	$—	$—	$2,807,184,337
34,550,172	67,473,037	74,904,890	—	—	—	307,242,494

$—	$12,769	$3,482	$3,245	$—	$—	$5,583
$—	$—	$—	$—	$—	$—	$522
$339,056	$397,546	$137,936	$121,862	$34,470	$50,361	$370,005
$—	$—	$—	$—	$—	$—	$(1,901)
$—	$—	$—	$—	$—	$—	$(3,417)
$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	229

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — For the Periods Ended April 30, 2009 (Unaudited)

Amounts in thousands	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

Assets
Investments, at identified cost	$1,423,990	$522,139	$384,273	$1,942,073	$4,172,539
Investments, at market***	1,306,702	501,809	389,096	1,840,705	4,172,539	*********
Cash	28	11	—	—	—
Cash (restricted)	3,117	649	—	—	—
Foreign currency holdings*	565	780	—	333	—
Unrealized appreciation on foreign currency exchange contracts	158	38	—	11	—
Receivables:
Dividends and interest	7,982	2,676	5,196	1,877	3,687
Dividends from affiliated Russell Money Market Fund	23	11	2	19	—
Investments sold	241,689	21,126	2,188	24,986	99,636
Fund shares sold	917	1,358	673	2,343	—
Foreign taxes recoverable	—	—	—	—	—
Investments matured	—	4	—	—	56,420
Daily variation margin on futures contracts	647	19	—	—	—
Capital support agreement from affiliate	—	—	—	—	346,345
Prepaid expenses	6	30	16	9	1,527
Unrealized appreciation on index swap contracts	—	—	—	—	—
Interest rate swap contracts, at market value*****	949	840	—	—	—
Credit default swap contracts, at market value****	7,072	392	—	—	—

Total assets	1,569,855	529,743	397,171	1,870,283	4,680,154

Liabilities
Payables:
Due to Custodian or Broker	5,000	620	—	—	—
Investments purchased	501,471	101,937	—	21,696	—
Fund shares redeemed	938	673	544	1,530	—
Accrued fees to affiliates	312	220	165	1,017	440
Other accrued expenses	156	80	84	180	506
Daily variation margin on futures contracts	442	17	—	—	—
Dividends for securities sold short	—	—	—	—	—
Deferred tax liability	—	—	—	—	—
Income distribution	—	—	—	—	1,690
Other payable	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	194	91	—	—	—
Options written, at market value**	198	28	—	—	—
Securities sold short at Market Value******	—	—	—	—	—
Payable upon return of securities loaned	82,583	—	—	480,108	—
Interest rate swap contracts, at market value*****	1,090	14	—	—	—
Credit default swap contracts, at market value****	7,536	2,398	—	—	—

Total liabilities	599,920	106,078	793	504,531	2,636

Net Assets	$969,935	$423,665	$396,378	$1,365,752	$4,677,518

See accompanying notes which are an integral part of the financial statements.

230	Statements of Assets and Liabilities

Amounts in thousands	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,736	$3,364	$1,130	$(1,521)	$25
Accumulated net realized gain (loss)	(3,949)	(26,105)	(6,213)	(559,575)	(99,766)
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds — net of deferred tax liablilty for foreign capital gains taxes)	(117,288)	(20,330)	4,823	(101,368)	—
Futures contracts	5,575	752	—	—	—
Options written	158	48	—	—	—
Credit default swaps	(530)	(1,650)	—	—	—
Index swap contracts	—	—	—	—	—
Interest rate swap contracts	(156)	936	—	—	—
Investments matured	—	(196)	—	—	—
Securities sold short	—	—	—	—	—
Foreign currency-related transactions	(13)	(42)	—	(12)	—
Capital support agreement from affiliate	—	—	—	—	346,345
Shares of beneficial interest	496	240	184	633	46,799
Additional paid-in capital	1,078,906	466,648	396,454	2,027,595	4,384,115

Net Assets	$969,935	$423,665	$396,378	$1,365,752	$4,677,518

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*******	$—	$17.65	$—	$21.30	$1.00
Maximum offering price per share (Net asset value plus sales charge of 5.75%********): Class A	$—	$18.34	$—	$22.60	$1.00
Class A — Net assets	$—	$10,434,443	$—	$12,760,823	$314,573,622
Class A — Shares outstanding ($.01 par value)	—	591,065	—	599,168	314,760,997
Net asset value per share: Class C*******	$19.47	$17.60	$21.46	$20.89	$—
Class C — Net assets	$31,577,375	$22,828,326	$19,194,472	$37,706,891	$—
Class C — Shares outstanding ($.01 par value)	1,621,801	1,297,170	894,560	1,804,738	—
Net asset value per share: Class E*******	$19.53	$17.68	$21.52	$21.32	$—
Class E — Net assets	$42,177,814	$12,821,714	$18,384,413	$32,051,237	$—
Class E — Shares outstanding ($.01 par value)	2,159,175	725,354	854,232	1,503,554	—
Net asset value per share: Class I*******	$19.54	$—	$—	$—	$—
Class I — Net assets	$357,438,841	$—	$—	$—	$—
Class I — Shares outstanding ($.01 par value)	18,294,373	—	—	—	—
Net asset value per share: Class S*******	$19.53	$17.66	$21.49	$21.60	$1.00
Class S — Net assets	$118,211,114	$268,369,579	$358,799,141	$769,145,213	$4,362,944,677
Class S — Shares outstanding ($.01 par value)	6,053,758	15,199,917	16,696,444	35,615,701	4,365,099,606
Net asset value per share: Class Y*******	$19.55	$17.65	$—	$21.59	$—
Class Y — Net assets	$420,529,705	$109,210,950	$—	$514,087,815	$—
Class Y — Shares outstanding ($.01 par value)	21,510,245	6,186,075	—	23,807,701	—
Amounts in thousands
* Foreign currency holdings - cost	$560	$774	$—	$330	$—
** Premiums received on options written	$356	$76	$—	$—	$—
*** Securities on loan included in investments	$80,749	$—	$—	$465,366	$—
**** Credit default swap contracts - premiums paid (received)	$66	$(356)	$—	$—	$—
***** Interest rate swap contracts - premiums paid (received)	$15	$(110)	$—	$—	$—
****** Proceeds on securities sold short	$—	$—	$—	$—	$—
******* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
******** Russell Strategic Bond and Short Duration Bond Funds’ maximum sale charge is 3.75%.
********* Russell Money Market Fund investments at amortized cost which approximates value.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	231

Russell Investment Company

Russell Funds

Statements of Operations — For the Period Ended April 30, 2009 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund

Investment Income
Dividends	$40,352	$50,610
Dividends from affiliated Russell Money Market Fund	790	483
Interest	—	17
Securities lending income	1,398	398
Less foreign taxes withheld	—	—

Total investment income	42,540	51,508

Expenses
Advisory fees	9,917	9,638
Administrative fees	901	876
Custodian fees	355	340
Distribution fees - Class A	20	17
Distribution fees - Class C	266	250
Transfer agent fees - Class A	14	12
Transfer agent fees - Class C	63	60
Transfer agent fees - Class E	72	68
Transfer agent fees - Class I	331	327
Transfer agent fees - Class S	946	934
Transfer agent fees - Class Y	37	36
Professional fees	103	109
Registration fees	159	109
Shareholder servicing fees - Class C	89	83
Shareholder servicing fees - Class E	102	94
Trustees’ fees	53	51
Printing fees	195	176
Dividends from securities sold short	—	3,198
Interest expense from securities sold short	—	1,769
Miscellaneous	51	50
US Treasury Guarantee Program fee	—	—

Expenses before reductions	13,674	18,197
Expense reductions	(244)	(227)

Net expenses	13,430	17,970

Net investment income (loss)	29,110	33,538

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	(911,488)	(1,068,879)
Futures contracts	(166,778)	(113,423)
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	194,573
Foreign currency-related transactions	—	—

Net realized gain (loss)	(1,078,266)	(987,729)

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	598,051	686,731
Futures contracts	122,832	89,478
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Investments matured	—	—
Securities sold short	—	(178,511)
Foreign currency-related transactions	—	—
Capital support agreement from affiliate	—	—

Net change in unrealized appreciation (depreciation)	720,883	597,698

Net realized and unrealized gain (loss)	(357,383)	(390,031)

Net Increase (Decrease) in Net Assets from Operations	$(328,273)	$(356,493)

See accompanying notes which are an integral part of the financial statements.

232	Statements of Operations

Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund

$619	$2,084	$9,759	$50,859	$14,448	$9,358
21	30	308	1,058	186	194
—	—	3	5	9	31
152	201	1,880	2,647	623	827
—	—	—	(4,546)	(487)	(805)

792	2,315	11,950	50,023	14,779	9,605

387	503	3,890	11,608	3,425	4,682
24	36	278	827	180	203
62	52	203	986	243	591
—	—	8	18	4	8
18	32	98	243	25	80
—	—	6	13	3	6
4	8	23	60	6	19
4	5	30	67	8	14
25	21	99	374	—	—
28	75	348	848	260	422
—	—	10	32	9	6
21	22	61	115	43	64
11	12	86	137	51	41
6	11	33	81	8	27
6	7	43	92	12	21
2	2	16	48	11	12
5	9	72	170	43	47
—	—	—	—	—	—
—	—	—	—	—	—
3	1	17	49	7	9
—	—	—	—	—	—

606	796	5,321	15,768	4,338	6,252
(69)	(1)	(28)	(247)	(4)	(5)

537	795	5,293	15,521	4,334	6,247

255	1,520	6,657	34,502	10,445	3,358

(25,043)	(54,673)	(390,570)	(680,919)	(177,849)	(192,163)
(1,858)	(3,409)	(60,039)	(137,442)	(29,055)	5,900
—	—	—	407	—	(1,883)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	5	(45,074)	(4,949)	(15,033)

(26,901)	(58,082)	(450,604)	(863,028)	(211,853)	(203,179)

23,492	35,880	301,080	492,924	142,849	293,735
1,365	2,265	49,377	118,015	19,987	845
—	—	—	—	—	4,910
—	—	—	—	—	—
—	—	—	—	—	252
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	44,419	4,318	15,142
—	—	—	—	—	—

24,857	38,145	350,457	655,358	167,154	314,884

(2,044)	(19,937)	(100,147)	(207,670)	(44,699)	111,705

$(1,789)	$(18,417)	$(93,490)	$(173,168)	$(34,254)	$115,063

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	233

Russell Investment Company

Russell Funds

Statements of Operations, continued — For the Period Ended April 30, 2009 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund

Investment Income
Dividends	$3,110	$705
Dividends from affiliated Russell Money Market Fund	45	25
Interest	1	1
Securities lending income	245	351
Less foreign taxes withheld	—	—

Total investment income	3,401	1,082

Expenses
Advisory fees	989	562
Administrative fees	71	29
Custodian fees	53	54
Distribution fees - Class A	—	—
Distribution fees - Class C	39	25
Transfer agent fees - Class A	—	—
Transfer agent fees - Class C	9	5
Transfer agent fees - Class E	9	2
Transfer agent fees - Class I	—	—
Transfer agent fees - Class S	233	95
Transfer agent fees - Class Y	—	—
Professional fees	25	22
Registration fees	37	24
Shareholder servicing fees - Class C	13	8
Shareholder servicing fees - Class E	13	3
Trustees’ fees	4	1
Printing fees	13	6
Dividends from securities sold short	—	—
Interest expense from securities sold short	—	—
Miscellaneous	4	2
US Treasury Guarantee Program fee	—	—

Expenses before reductions	1,512	838
Expense reductions	(113)	(104)

Net expenses	1,399	734

Net investment income (loss)	2,002	348

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	(45,200)	(21,705)
Futures contracts	(5,387)	(3,482)
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—

Net realized gain (loss)	(50,587)	(25,187)

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	20,046	11,479
Futures contracts	3,027	2,422
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Investments matured	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—
Capital support agreement from affiliate	—	—

Net change in unrealized appreciation (depreciation)	23,073	13,901

Net realized and unrealized gain (loss)	(27,514)	(11,286)

Net Increase (Decrease) in Net Assets from Operations	$(25,512)	$(10,938)

See accompanying notes which are an integral part of the financial statements.

234	Statements of Operations

Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

$171	$412	$84	$—	$35,256	$—
1,913	346	126	47	189	—
186,896	25,185	9,914	7,917	—	26,510
—	450	—	—	1,602	—
1,277	—	—	—	—	—

190,257	26,393	10,124	7,964	37,047	26,510

15,118	1,295	878	583	4,689	4,734
1,512	259	98	97	293	1,184
865	206	108	47	276	383
30	—	9	—	15	185
342	109	80	67	134	—
22	—	6	—	11	333
81	26	19	16	32	—
114	40	12	18	23	—
590	187	—	—	—	—
1,538	112	217	315	606	3,925
62	10	2	—	9	—
150	62	48	20	48	211
106	51	44	32	64	122
114	36	27	22	45	—
161	56	17	24	32	—
88	15	5	6	17	63
286	47	17	16	69	202
—	—	—	—	—	—
—	—	—	—	—	—
81	14	5	5	14	65
—	—	—	—	—	2,067

21,260	2,525	1,592	1,268	6,377	13,474
(3,594)	(124)	(113)	(155)	—	(7,702)

17,666	2,401	1,479	1,113	6,377	5,772

172,591	23,992	8,645	6,851	30,670	20,738

(82,832)	11,300	(8,945)	(23)	(378,945)	(96,906)
101,198	8,060	2,379	—	—	—
(18,980)	1,231	(3,950)	—	—	—
1,014	2,066	229	—	—	—
—	—	—	—	—	—
(13,821)	(8,232)	(690)	—	—	—
—	—	—	—	—	—
(1,067)	899	338	—	30	—

(14,488)	15,324	(10,639)	(23)	(378,915)	(96,906)

13,827	28,054	20,524	17,833	119,729	106,547
(7,344)	(2,384)	(1,552)	—	—	—
(738)	57	(398)	—	—	—
1,313	346	533	—	—	—
—	—	—	—	—	—
14,303	2,359	1,317	—	—	—
(1,207)	—	(196)	—	—	—
—	—	—	—	—	—
(5,657)	(899)	(293)	—	(14)	—
—	—	—	—	—	(9,067)

14,497	27,533	19,935	17,833	119,715	97,480

9	42,857	9,296	17,810	(259,200)	574

$172,600	$66,849	$17,941	$24,661	$(228,530)	$21,312

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	235

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets

	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund
Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$29,110	$29,885	$33,538	$21,290
Net realized gain (loss)	(1,078,266)	(369,280)	(987,729)	(164,525)
Net change in unrealized appreciation (depreciation)	720,883	(1,473,111)	597,698	(1,494,745)

Net increase (decrease) in net assets from operations	(328,273)	(1,812,506)	(356,493)	(1,637,980)

Distributions
From net investment income
Class A	(118)	(16)	(105)	(15)
Class C	(245)	(32)	(232)	(66)
Class E	(628)	(774)	(624)	(671)
Class I	(6,121)	(16,483)	(6,103)	(13,808)
Class S	(8,851)	(1,275)	(9,327)	(1,372)
Class Y	(15,299)	(8,895)	(15,780)	(6,341)
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	(5,138)	—	(6,616)
Class I	—	(106,920)	—	(118,102)
Class S	—	—	—	—
Class Y	—	(46,131)	—	(32,896)
Return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class S	—	—	—	—
Class Y	—	—	—	—

Net decrease in net assets from distributions	(31,262)	(185,664)	(32,171)	(179,887)

Share Transactions
Net increase (decrease) in net assets from share transactions	(125,187)	4,222,471	(140,998)	4,141,934

Total Net Increase (Decrease) in Net Assets	(484,722)	2,224,301	(529,662)	2,324,067

Net Assets
Beginning of period	4,246,017	2,021,716	4,126,745	1,802,678

End of period	$3,761,295	$4,246,017	$3,597,083	$4,126,745

Undistributed (overdistributed) net investment income included in net assets	$1,708	$3,860	$1,367	$—

See accompanying notes which are an integral part of the financial statements.

236	Statements of Changes in Net Assets

Russell U.S. Growth Fund		Russell U.S. Value Fund		Russell U.S. Small & Mid Cap Fund		Russell International Developed Markets Fund
Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

$255	$301	$1,520	$4,996	$6,657	$5,266	$34,502	$49,640
(26,901)	(22,765)	(58,082)	(80,180)	(450,604)	(166,651)	(863,028)	(558,025)
24,857	(62,357)	38,145	(103,624)	350,457	(485,590)	655,358	(1,503,838)

(1,789)	(84,821)	(18,417)	(178,808)	(93,490)	(646,975)	(173,168)	(2,012,223)

—	—	—	—	(30)	—	—	—
—	—	(52)	(114)	(36)	—	—	—
(5)	—	(52)	(155)	(92)	(249)	—	(1,775)
(336)	—	(498)	(1,672)	(942)	(3,982)	—	(45,917)
(129)	—	(953)	(3,175)	(2,029)	—	—	—
—	—	—	—	(2,703)	(1,043)	—	(10,245)

—	—	—	—	—	—	—	—
—	(515)	—	(3,872)	—	—	—	—
—	(323)	—	(1,962)	—	(6,217)	—	(10,099)
—	(4,846)	—	(19,387)	—	(69,029)	—	(246,649)
—	(3,359)	—	(40,157)	—	—	—	—
—	—	—	—	—	(14,095)	—	(51,323)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(1,120)
—	—	—	—	—	—	—	(29,026)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(6,463)

(470)	(9,043)	(1,555)	(70,494)	(5,832)	(94,615)	—	(402,617)

(12,941)	(3,953)	(21,827)	(16,846)	(24,602)	1,446,973	(77,057)	3,940,041

(15,200)	(97,817)	(41,799)	(266,148)	(123,924)	705,383	(250,225)	1,525,201

114,442	212,259	184,207	450,355	1,317,869	612,486	3,738,972	2,213,771

$99,242	$114,442	$142,408	$184,207	$1,193,945	$1,317,869	$3,488,747	$3,738,972

$86	$301	$112	$147	$3,082	$2,257	$48,936	$14,434

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	237

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell Global Equity Fund		Russell Emerging Markets Fund
Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,445	$11,419	$3,358	$31,295
Net realized gain (loss)	(211,853)	(200,212)	(203,179)	21,831
Net change in unrealized appreciation (depreciation)	167,154	(415,008)	314,884	(1,118,139)

Net increase (decrease) in net assets from operations	(34,254)	(603,801)	115,063	(1,065,013)

Distributions
From net investment income
Class A	(59)	(30)	—	(235)
Class C	(14)	(64)	—	(955)
Class E	(120)	(148)	—	(806)
Class I	—	—	—	—
Class S	(7,130)	(13,124)	—	(37,200)
Class Y	(4,698)	—	—	—
From net realized gain
Class A	—	(51)	(346)	(1,939)
Class C	—	(196)	(1,147)	(11,713)
Class E	—	(267)	(829)	(7,102)
Class I	—	—	(14,874)	—
Class S	—	(19,733)	(23,558)	(300,166)
Class Y	—	—	—	—
Return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class S	—	—	—	—
Class Y	—	—	—	—

Net decrease in net assets from distributions	(12,021)	(33,613)	(40,754)	(360,116)

Share Transactions
Net increase (decrease) in net assets from share transactions	28,548	272,787	5,925	428,859

Total Net Increase (Decrease) in Net Assets	(17,727)	(364,627)	80,234	(996,270)

Net Assets
Beginning of period	792,445	1,157,072	876,278	1,872,548

End of period	$774,718	$792,445	$956,512	$876,278

Undistributed (overdistributed) net investment income included in net assets	$5,662	$7,238	$(60)	$(3,418)

See accompanying notes which are an integral part of the financial statements.

238	Statements of Changes in Net Assets

Russell Tax-Managed U.S. Large Cap Fund		Russell Tax-Managed U.S. Mid & Small Cap Fund		Russell Strategic Bond Fund		Russell Investment Grade Bond Fund
Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

$2,002	$4,854	$348	$752	$172,591	$119,425	$23,992	$65,970
(50,587)	(54,961)	(25,187)	(14,261)	(14,488)	43,062	15,324	15,158
23,073	(201,917)	13,901	(83,786)	14,497	(659,832)	27,533	(139,768)

(25,512)	(252,024)	(10,938)	(97,295)	172,600	(497,345)	66,849	(58,640)

—	—	—	—	(654)	(49)	—	—
(11)	—	—	—	(2,121)	(196)	(517)	(1,370)
(138)	(82)	(14)	—	(3,587)	(1,684)	(866)	(2,827)
—	—	—	—	(34,900)	(79,819)	(7,662)	(27,909)
(4,396)	(4,030)	(1,095)	(94)	(49,199)	(4,000)	(2,466)	(8,764)
—	—	—	—	(83,339)	(16,948)	(9,414)	(28,345)

—	—	—	—	(109)	—	—	—
—	—	—	(1,169)	(410)	—	—	—
—	—	—	(276)	(603)	—	—	—
—	—	—	—	(5,577)	—	—	—
—	—	—	(19,428)	(8,216)	—	—	—
—	—	—	—	(13,183)	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(4,545)	(4,112)	(1,109)	(20,967)	(201,898)	(102,696)	(20,925)	(69,215)

(31,992)	3,052	(22,291)	(11,025)	(714,035)	5,699,545	(173,968)	(389,847)

(62,049)	(253,084)	(34,338)	(129,287)	(743,333)	5,099,504	(128,044)	(517,702)

357,637	610,721	154,262	283,549	6,668,106	1,568,602	1,097,979	1,615,681

$295,588	$357,637	$119,924	$154,262	$5,924,773	$6,668,106	$969,935	$1,097,979

$711	$3,254	$(38)	$723	$34,587	$35,796	$6,736	$3,669

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	239

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell Short Duration Bond Fund
Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,645	$18,337
Net realized gain (loss)	(10,639)	4,776
Net change in unrealized appreciation (depreciation)	19,935	(40,228)

Net increase (decrease) in net assets from operations	17,941	(17,115)

Distributions
From net investment income
Class A	(138)	(161)
Class C	(324)	(637)
Class E	(236)	(687)
Class I	—	—
Class S	(4,721)	(16,008)
Class Y	(2,109)	(1,381)
From net realized gain
Class A	—	—
Class C	—	—
Class E	—	—
Class I	—	—
Class S	—	—
Class Y	—	—
Return of capital
Class A	—	—
Class C	—	—
Class E	—	—
Class I	—	—
Class S	—	—
Class Y	—	—

Net decrease in net assets from distributions	(7,528)	(18,874)

Share Transactions
Net increase (decrease) in net assets from share transactions	28,613	(49,606)

Total Net Increase (Decrease) in Net Assets	39,026	(85,595)

Net Assets
Beginning of period	384,639	470,234

End of period	$423,665	$384,639

Undistributed (overdistributed) net investment income included in net assets	$3,364	$2,247

See accompanying notes which are an integral part of the financial statements.

240	Statements of Changes in Net Assets

Russell Tax Exempt Bond Fund		Russell Real Estate Securities Fund		Russell Money Market Fund
Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

$6,851	$14,223	$30,670	$45,686	$20,738	$238,814
(23)	(4,001)	(378,915)	(163,051)	(96,906)	(251,614)
17,833	(12,972)	119,715	(810,817)	97,480	248,865

24,661	(2,750)	(228,530)	(928,182)	21,312	236,065

—	—	(292)	(427)	(1,483)	(16,294)
(236)	(412)	(715)	(990)	—	—
(331)	(668)	(675)	(955)	—	—
—	—	—	—	—	—
(6,396)	(13,084)	(17,853)	(40,325)	(19,255)	(222,520)
—	—	(12,602)	(3,810)	—	—

—	—	—	(1,778)	—	—
—	—	—	(10,592)	—	—
—	—	—	(5,508)	—	—
—	—	—	—	—	—
—	—	—	(232,515)	—	—
—	—	—	—	—	—

—	—	—	(35)	—	—
—	—	—	(85)	—	—
—	—	—	(75)	—	—
—	—	—	—	—	—
—	—	—	(3,070)	—	—
—	—	—	(343)	—	—

(6,963)	(14,164)	(32,137)	(300,508)	(20,738)	(238,814)

(22,990)	50,145	171,378	399,017	(612,532)	(429,063)

(5,292)	33,231	(89,289)	(829,673)	(611,958)	(431,812)

401,670	368,439	1,455,041	2,284,714	5,289,476	5,721,288

$396,378	$401,670	$1,365,752	$1,455,041	$4,677,518	$5,289,476

$1,130	$1,242	$(1,521)	$(54)	$25	$25

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	241

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Statement of Cash Flows — For the Period Ended April 30, 2009 (Unaudited)

Increase (decrease) in Cash Cash flows from operating activities

Net decrease in net assets from operations	$(356,493)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investment securities	(4,252,573)
Proceeds from disposition of investment securities	4,307,253
Increase in collateral for securities loaned	101,018
Increase in receivables for dividends and interest	2,249
Decrease in receivables for investments sold	(14,186)
Increase in receivables for fund shares sold	4,562
Increase in receivables for daily variation margin on futures contracts	1,722
Increase in prepaid expenses	(36)
Decrease in payables for investments purchased	24,277
Increase in payables for fund shares redeemed	(5,836)
Increase in payables for accrued fees to affiliates	(529)
Increase in payables for other accrued expenses	(113)
Increase in payables for dividends from securities sold short	(62)
Increase in payables for daily variation margin on futures contracts	—
Increase in payables upon return of securities loaned	(101,018)
Change in unrealized appreciation on securities on investments	(508,220)
Net realized gain on investments	874,306

Net cash provided by operating activities	76,321

Cash flows from financing activities
Proceeds from shares sold	450,171
Payment on shares redeemed	(621,955)
Cash distributions paid	(1,387)

Net cash used in financing activities	(173,171)

Net increase in cash	(96,850)
Cash
Beginning balance	136,100

Ending balance	$39,250

See accompanying notes which are an integral part of the financial statements.

242	Statement of Cash Flows

(This page intentionally left blank)

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Core Equity Fund
Class A
April 30, 2009*	20.73	.11		(1.60)	(1.49)	(.13)	—	—
October 31, 2008(5)	28.57	.03		(7.85)	(7.82)	(.02)	—	—
Class C
April 30, 2009*	20.71	.05		(1.62)	(1.57)	(.06)	—	—
October 31, 2008(5)	28.57	—	(d)	(7.85)	(7.85)	(.01)	—	—
Class E
April 30, 2009*	20.73	.12		(1.62)	(1.50)	(.14)	—	—
October 31, 2008	38.09	.31		(14.35)	(14.04)	(.35)	(2.97)	—
October 31, 2007	33.51	.29		6.08	6.37	(.28)	(1.51)	—
October 31, 2006	30.81	.25		3.96	4.21	(.24)	(1.27)	—
October 31, 2005	27.56	.25		3.24	3.49	(.24)	—	—
October 31, 2004	25.75	.16		1.82	1.98	(.17)	—	—
Class I
April 30, 2009*	20.73	.15		(1.63)	(1.48)	(.16)	—	—
October 31, 2008	38.08	.41		(14.37)	(13.96)	(.42)	(2.97)	—
October 31, 2007	33.49	.37		6.10	6.47	(.37)	(1.51)	—
October 31, 2006	30.79	.32		3.96	4.28	(.31)	(1.27)	—
October 31, 2005	27.54	.32		3.24	3.56	(.31)	—	—
October 31, 2004	25.72	.23		1.82	2.05	(.23)	—	—
Class S
April 30, 2009*	20.72	.14		(1.62)	(1.48)	(.15)	—	—
October 31, 2008(5)	28.56	.05		(7.87)	(7.82)	(.02)	—	—
Class Y
April 30, 2009*	20.71	.15		(1.63)	(1.48)	(.16)	—	—
October 31, 2008	38.07	.37		(14.33)	(13.96)	(.43)	(2.97)	—
October 31, 2007	33.49	.39		6.09	6.48	(.39)	(1.51)	—
October 31, 2006	30.77	.34		3.98	4.32	(.33)	(1.27)	—
October 31, 2005	27.53	.31		3.26	3.57	(.33)	—	—
October 31, 2004	25.72	.25		1.81	2.06	(.25)	—	—

See accompanying notes which are an integral part of the financial statements.

244	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.13)	19.11	(7.19)	16,856	1.08	1.08	1.25	55
(.02)	20.73	(27.38)	16,179	1.09	1.10	.73	121

(.06)	19.08	(7.62)	72,645	1.82	1.82	.55	55
(.01)	20.71	(27.49)	86,199	1.83	1.84	—	121

(.14)	19.09	(7.23)	90,312.95		1.07	1.40	55
(3.32)	20.73	(40.01)	94,785.95		1.00	1.07	121
(1.79)	38.09	19.82	49,355.93		.95	.82	113
(1.51)	33.51	14.07	43,911.93		.96	.78	98
(.24)	30.81	12.70	37,666.92		.96	.83	110
(.17)	27.56	7.69	33,143.94		.96	.61	130

(.16)	19.09	(7.12)	699,361.70		.75	1.68	55
(3.39)	20.73	(39.85)	872,188.70		.73	1.37	121
(1.88)	38.08	20.17	1,396,706.68		.70	1.07	113
(1.58)	33.49	14.34	1,095,931.71		.73	1.01	98
(.31)	30.79	12.97	825,172.69		.73	1.06	110
(.23)	27.54	7.99	697,537.71		.72	.84	130

(.15)	19.09	(7.18)	1,150,953.83		.83	1.53	55
(.02)	20.72	(27.39)	1,249,003.83		.85	1.01	121

(.16)	19.07	(7.10)	1,731,168.65		.65	1.70	55
(3.40)	20.71	(39.87)	1,927,663.66		.67	1.35	121
(1.90)	38.07	20.23	575,655.63		.65	1.12	113
(1.60)	33.49	14.48	504,168.64		.66	1.07	98
(.33)	30.77	13.00	341,294.65		.67	1.03	110
(.25)	27.53	8.07	104,440.63		.65	.92	130

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	245

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Quantitative Equity Fund
Class A
April 30, 2009*	22.26	.18	(2.06)	(1.88)	(.15)	—	—
October 31, 2008(5)	30.15	.01	(7.88)	(7.87)	(.02)	—	—
Class C
April 30, 2009*	22.23	.11	(2.08)	(1.97)	(.07)	—	—
October 31, 2008(5)	30.15	(.02)	(7.89)	(7.91)	(.01)	—	—
Class E
April 30, 2009*	22.26	.19	(2.07)	(1.88)	(.16)	—	—
October 31, 2008	40.29	.29	(14.34)	(14.05)	(.26)	(3.72)	—
October 31, 2007	39.35	.31	3.80	4.11	(.33)	(2.84)	—
October 31, 2006	35.20	.35	5.02	5.37	(.35)	(.87)	—
October 31, 2005	32.32	.35	2.88	3.23	(.35)	—	—
October 31, 2004	30.10	.23	2.24	2.47	(.25)	—	—
Class I
April 30, 2009*	22.29	.22	(2.09)	(1.87)	(.18)	—	—
October 31, 2008	40.30	.38	(14.35)	(13.97)	(.32)	(3.72)	—
October 31, 2007	39.36	.40	3.81	4.21	(.43)	(2.84)	—
October 31, 2006	35.20	.44	5.03	5.47	(.44)	(.87)	—
October 31, 2005	32.32	.44	2.88	3.32	(.44)	—	—
October 31, 2004	30.10	.30	2.24	2.54	(.32)	—	—
Class S
April 30, 2009*	22.30	.21	(2.09)	(1.88)	(.17)	—	—
October 31, 2008(5)	30.18	.02	(7.88)	(7.86)	(.02)	—	—
Class Y
April 30, 2009*	22.29	.22	(2.08)	(1.86)	(.19)	—	—
October 31, 2008	40.30	.36	(14.31)	(13.95)	(.34)	(3.72)	—
October 31, 2007	39.36	.42	3.80	4.22	(.44)	(2.84)	—
October 31, 2006	35.20	.46	5.02	5.48	(.45)	(.87)	—
October 31, 2005	32.32	.45	2.88	3.33	(.45)	—	—
October 31, 2004	30.09	.32	2.25	2.57	(.34)	—	—

See accompanying notes which are an integral part of the financial statements.

246	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)		% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.15)	20.23	(8.46)	13,899	1.36	(r)	1.36	1.84	45
(.02)	22.26	(26.11)	14,403	1.26	(g)	1.26	.32	118

(.07)	20.19	(8.88)	65,291	2.10	(s)	2.10	1.14	45
(.01)	22.23	(26.23)	82,787	2.00	(h)	2.01	(.43)	118

(.16)	20.22	(8.44)	79,957	1.23	(t)	1.36	1.97	45
(3.98)	22.26	(38.26)	86,593	1.15	(l)	1.20	.94	118
(3.17)	40.29	11.11	61,842	1.07	(i)	1.09	.79	121
(1.22)	39.35	15.56	56,703.94		(f)	.96	.93	106
(.35)	35.20	10.03	46,352.91			.93	1.01	117
(.25)	32.32	8.22	47,570.92			.93	.71	103

(.18)	20.24	(8.37)	648,721.98		(u)	1.03	2.27	45
(4.04)	22.29	(38.11)	815,038.93		(o)	.96	1.22	118
(3.27)	40.30	11.40	1,369,379.82		(j)	.84	1.04	121
(1.31)	39.36	15.87	1,201,844.70		(k)	.72	1.18	106
(.44)	35.20	10.30	1,009,002.66			.69	1.26	117
(.32)	32.32	8.46	1,018,806.69			.69	.94	103

(.17)	20.25	(8.42)	1,102,975	1.11	(v)	1.11	2.12	45
(.02)	22.30	(26.05)	1,245,509	1.00	(p)	1.02	.36	118

(.19)	20.24	(8.34)	1,686,240.93		(j)	.93	2.28	45
(4.06)	22.29	(38.07)	1,882,415.85		(q)	.86	1.27	118
(3.28)	40.30	11.44	371,457.77		(k)	.79	1.09	121
(1.32)	39.36	15.93	393,292.64		(n)	.67	1.23	106
(.45)	35.20	10.34	338,308.63			.65	1.30	117
(.34)	32.32	8.58	336,836.61			.61	1.05	103

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	247

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Growth Fund
Class C
April 30, 2009*	5.09	(.01)	(.01)	(.02)	—	—	—
October 31, 2008	9.17	(.07)	(3.60)	(3.67)	—	(.41)	—
October 31, 2007	7.84	(.09)	1.42	1.33	—	—	—
October 31, 2006	7.45	(.09)	.48	.39	—	—	—
October 31, 2005	6.85	(.08)	.68	.60	—	—	—
October 31, 2004	6.85	(.11)	.11	—	—	—	—
Class E
April 30, 2009*	5.46	.01	(.01)	—	(.01)	—	—
October 31, 2008	9.72	— (d)	(3.85)	(3.85)	—	(.41)	—
October 31, 2007	8.25	(.02)	1.49	1.47	—	—	—
October 31, 2006	7.76	(.03)	.52	.49	—	—	—
October 31, 2005	7.08	(.01)	.69	.68	—	—	—
October 31, 2004	7.03	(.05)	.10	.05	—	—	—
Class I
April 30, 2009*	5.63	— (d)	.01	.01	(.03)	—	—
October 31, 2008	9.98	.03	(3.97)	(3.94)	—	(.41)	—
October 31, 2007	8.44	.01	1.53	1.54	—	—	—
October 31, 2006	7.91	.01	.52	.53	— (d)	—	—
October 31, 2005	7.19	.01	.71	.72	—	—	—
October 31, 2004	7.10	(.02)	.11	.09	—	—	—
Class S
April 30, 2009*	5.57	.01	— (d)	.01	(.02)	—	—
October 31, 2008	9.89	.01	(3.92)	(3.91)	—	(.41)	—
October 31, 2007	8.38	(.01)	1.52	1.51	—	—	—
October 31, 2006	7.87	(.01)	.52	.51	—	—	—
October 31, 2005	7.15	— (d)	.72	.72	—	—	—
October 31, 2004	7.08	(.03)	.10	.07	—	—	—

See accompanying notes which are an integral part of the financial statements.

248	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

—	5.07	(.39)	5,201	2.12	2.23	(.47)	68
(.41)	5.09	(41.76)	6,211	2.21	2.31	(.90)	120
—	9.17	16.96	11,204	2.23	2.27	(1.14)	138
—	7.84	5.23	9,764	2.22	2.27	(1.20)	148
—	7.45	8.76	8,149	2.23	2.32	(1.15)	128
—	6.85	(.15)	5,942	2.25	2.50	(1.53)	134

(.01)	5.45	(.07)	4,942	1.38	1.49	.26	68
(.41)	5.46	(41.23)	5,308	1.37	1.48	(.06)	120
—	9.72	17.82	7,104	1.37	1.41	(.28)	138
—	8.25	6.31	6,590	1.36	1.42	(.34)	148
—	7.76	9.60	4,255	1.28	1.40	(.15)	128
—	7.08	.71	5,749	1.36	1.54	(.65)	134

(.03)	5.61	.29	51,417.99		1.16	.64	68
(.41)	5.63	(41.05)	58,509.98		1.13	.33	120
—	9.98	18.25	113,989	1.00	1.06	.09	138
—	8.44	6.75	90,953.95		1.13	.07	148
—	7.91	10.17	112,112.92		1.08	.12	128
—	7.19	1.13	60,006.95		1.20	(.23)	134

(.02)	5.56	.14	37,682	1.10	1.21	.54	68
(.41)	5.57	(41.19)	44,414	1.19	1.30	.12	120
—	9.89	18.02	79,962	1.16	1.20	(.07)	138
—	8.38	6.48	71,433	1.15	1.21	(.13)	148
—	7.87	10.07	57,324	1.06	1.18	.04	128
—	7.15	.99	51,569	1.09	1.27	(.38)	134

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	249

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Value Fund
Class C
April 30, 2009*	5.69	.03	(.51)	(.48)	(.03)	—	—
October 31, 2008	12.84	.05	(5.19)	(5.14)	(.06)	(1.95)	—
October 31, 2007	12.44	.01	1.16	1.17	(.02)	(.75)	—
October 31, 2006	11.27	.01	1.83	1.84	(.03)	(.64)	—
October 31, 2005	10.15	(.02)	1.16	1.14	(.01)	(.01)	—
October 31, 2004	8.97	(.03)	1.22	1.19	(.01)	—	—
Class E
April 30, 2009*	5.82	.05	(.52)	(.47)	(.05)	—	—
October 31, 2008	13.10	.12	(5.31)	(5.19)	(.14)	(1.95)	—
October 31, 2007	12.66	.11	1.19	1.30	(.11)	(.75)	—
October 31, 2006	11.43	.11	1.87	1.98	(.11)	(.64)	—
October 31, 2005	10.28	.09	1.16	1.25	(.09)	(.01)	—
October 31, 2004	9.05	.05	1.23	1.28	(.05)	—	—
Class I
April 30, 2009*	5.84	.05	(.52)	(.47)	(.06)	—	—
October 31, 2008	13.13	.15	(5.32)	(5.17)	(.17)	(1.95)	—
October 31, 2007	12.69	.16	1.18	1.34	(.15)	(.75)	—
October 31, 2006	11.46	.15	1.87	2.02	(.15)	(.64)	—
October 31, 2005	10.30	.13	1.17	1.30	(.13)	(.01)	—
October 31, 2004	9.07	.10	1.22	1.32	(.09)	—	—
Class S
April 30, 2009*	5.82	.05	(.52)	(.47)	(.05)	—	—
October 31, 2008	13.10	.14	(5.32)	(5.18)	(.15)	(1.95)	—
October 31, 2007	12.67	.14	1.17	1.31	(.14)	(.75)	—
October 31, 2006	11.44	.13	1.87	2.00	(.13)	(.64)	—
October 31, 2005	10.29	.11	1.16	1.27	(.11)	(.01)	—
October 31, 2004	9.05	.08	1.24	1.32	(.08)	—	—

See accompanying notes which are an integral part of the financial statements.

250	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.03)	5.18	(8.62)	8,915	2.06	2.06	1.16	55
(2.01)	5.69	(46.49)	11,225	2.13	2.13	.54	156
(.77)	12.84	9.73	25,688	2.09	2.09	.06	128
(.67)	12.44	17.01	26,168	2.11	2.11	.08	87
(.02)	11.27	11.23	21,228	2.18	2.20	(.18)	85
(.01)	10.15	13.24	16,834	2.25	2.32	(.31)	96

(.05)	5.30	(8.26)	5,519	1.31	1.31	1.91	55
(2.09)	5.82	(46.08)	6,852	1.31	1.31	1.35	156
(.86)	13.10	10.64	10,774	1.27	1.27	.88	128
(.75)	12.66	18.15	10,871	1.27	1.27	.91	87
(.10)	11.43	12.14	8,770	1.25	1.30	.78	85
(.05)	10.28	14.31	9,167	1.39	1.39	.55	96

(.06)	5.31	(8.08)	42,753.98		.98	2.22	55
(2.12)	5.84	(45.86)	54,530.98		.98	1.69	156
(.90)	13.13	10.97	139,538.94		.94	1.21	128
(.79)	12.69	18.47	131,494.94		.94	1.26	87
(.14)	11.46	12.63	135,759.86		.91	1.14	85
(.09)	10.30	14.77	102,397.95		.95	1.00	96

(.05)	5.30	(7.97)	85,221	1.06	1.06	2.17	55
(2.10)	5.82	(45.98)	111,600	1.13	1.13	1.55	156
(.88)	13.10	10.87	274,355	1.05	1.05	1.10	128
(.77)	12.67	18.32	253,586	1.09	1.10	1.09	87
(.12)	11.44	12.36	198,551	1.07	1.10	.95	85
(.08)	10.29	14.61	173,635	1.10	1.10	.84	96

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	251

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Small & Mid Cap Fund
Class A
April 30, 2009*	14.95	.06	(1.09)	(1.03)	(.06)	—	—
October 31, 2008(5)	21.95	.02	(7.02)	(7.00)	—	—	—
Class C
April 30, 2009*	14.93	.01	(1.09)	(1.08)	(.02)	—	—
October 31, 2008(5)	21.95	(.01)	(7.01)	(7.02)	—	—	—
Class E
April 30, 2009*	14.95	.06	(1.09)	(1.03)	(.03)	—	—
October 31, 2008	31.79	.13	(11.98)	(11.85)	(.17)	(4.82)	—
October 31, 2007	34.16	.05	4.59	4.64	—	(7.01)	—
October 31, 2006	38.43	.02	5.76	5.78	—	(10.05)	—
October 31, 2005	39.28	(.04)	4.44	4.40	(.06)	(5.19)	—
October 31, 2004	36.12	.04	3.12	3.16	—	—	—
Class I
April 30, 2009*	15.05	.08	(1.10)	(1.02)	(.06)	—	—
October 31, 2008	31.98	.17	(12.02)	(11.85)	(.26)	(4.82)	—
October 31, 2007	34.31	.12	4.60	4.72	(.04)	(7.01)	—
October 31, 2006	38.57	.09	5.79	5.88	(.09)	(10.05)	—
October 31, 2005	39.39	.04	4.45	4.49	(.12)	(5.19)	—
October 31, 2004	36.19	.10	3.15	3.25	(.05)	—	—
Class S
April 30, 2009*	15.03	.07	(1.09)	(1.02)	(.07)	—	—
October 31, 2008(5)	22.06	.03	(7.06)	(7.03)	—	—	—
Class Y
April 30, 2009*	15.02	.08	(1.09)	(1.01)	(.08)	—	—
October 31, 2008	31.98	.19	(12.02)	(11.83)	(.31)	(4.82)	—
October 31, 2007	34.32	.15	4.59	4.74	(.07)	(7.01)	—
October 31, 2006	38.58	.12	5.79	5.91	(.12)	(10.05)	—
October 31, 2005	39.41	.07	4.45	4.52	(.16)	(5.19)	—
October 31, 2004	36.22	.14	3.14	3.28	(.09)	—	—

See accompanying notes which are an integral part of the financial statements.

252	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.06)	13.86	(6.89)	7,171	1.26	1.26	.88	73
—	14.95	(31.89)	6,982	1.37	1.38	.47	163

(.02)	13.83	(7.25)	27,516	2.00	2.00	.16	73
—	14.93	(31.98)	33,486	2.11	2.13	(.28)	163

(.03)	13.89	(6.86)	37,240	1.13	1.25	1.01	73
(4.99)	14.95	(43.26)	40,553	1.17	1.22	.60	163
(7.01)	31.79	15.98	38,520	1.13	1.15	.17	143
(10.05)	34.16	17.91	39,987	1.11	1.14	.07	155
(5.25)	38.43	11.53	34,849	1.08	1.11	(.09)	156
—	39.28	8.72	80,542	1.09	1.09	.09	126

(.06)	13.97	(6.79)	202,355.93		.93	1.23	73
(5.08)	15.05	(43.08)	260,535.97		.99	.77	163
(7.05)	31.98	16.21	480,645.93		.95	.38	143
(10.14)	34.31	18.17	471,745.91		.94	.27	155
(5.31)	38.57	11.77	496,716.87		.91	.12	156
(.05)	39.39	8.98	674,280.90		.90	.27	126

(.07)	13.94	(6.87)	438,470	1.01	1.01	1.14	73
—	15.03	(31.87)	475,057	1.10	1.11	.73	163

(.08)	13.93	(6.73)	481,193.84		.84	1.31	73
(5.13)	15.02	(43.09)	501,256.92		.93	.97	163
(7.08)	31.98	16.30	93,321.83		.85	.47	143
(10.17)	34.32	18.31	111,605.82		.85	.36	155
(5.35)	38.58	11.85	112,625.81		.83	.18	156
(.09)	39.41	9.05	159,820.79		.79	.37	126

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	253

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell International Developed Markets Fund
Class A
April 30, 2009*	23.75	.18	(1.26)	(1.08)	—	—	—
October 31, 2008(5)	34.84	.07	(11.16)	(11.09)	—	—	—
Class C
April 30, 2009*	23.73	.10	(1.27)	(1.17)	—	—	—
October 31, 2008(5)	34.84	.03	(11.14)	(11.11)	—	—	—
Class E
April 30, 2009*	23.76	.20	(1.28)	(1.08)	—	—	—
October 31, 2008	56.97	.76	(23.85)	(23.09)	(1.29)	(8.01)	(.82)
October 31, 2007	50.51	.83	12.10	12.93	(1.41)	(5.06)	—
October 31, 2006	40.45	.87	9.87	10.74	(.68)	—	—
October 31, 2005	35.15	.57	5.41	5.98	(.68)	—	—
October 31, 2004	31.22	.38	4.29	4.67	(.74)	—	—
Class I
April 30, 2009*	23.74	.22	(1.27)	(1.05)	—	—	—
October 31, 2008	57.01	.92	(23.89)	(22.97)	(1.41)	(8.01)	(.88)
October 31, 2007	50.55	.95	12.10	13.05	(1.53)	(5.06)	—
October 31, 2006	40.47	1.00	9.86	10.86	(.78)	—	—
October 31, 2005	35.16	.68	5.39	6.07	(.76)	—	—
October 31, 2004	31.20	.46	4.29	4.75	(.79)	—	—
Class S
April 30, 2009*	23.74	.22	(1.29)	(1.07)	—	—	—
October 31, 2008(5)	34.79	.11	(11.16)	(11.05)	—	—	—
Class Y
April 30, 2009*	23.74	.23	(1.27)	(1.04)	—	—	—
October 31, 2008	57.03	.64	(23.60)	(22.96)	(1.42)	(8.01)	(.90)
October 31, 2007	50.56	1.01	12.07	13.08	(1.55)	(5.06)	—
October 31, 2006	40.47	.92	9.96	10.88	(.79)	—	—
October 31, 2005	35.17	.68	5.40	6.08	(.78)	—	—
October 31, 2004	31.21	.45	4.33	4.78	(.82)	—	—

See accompanying notes which are an integral part of the financial statements.

254	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

—	22.67	(4.63)	14,441	1.27	1.27	1.69	53
—	23.75	(31.83)	14,638	1.31	1.32	1.27	100

—	22.56	(4.97)	63,807	2.02	2.02	1.00	53
—	23.73	(31.92)	78,972	2.05	2.06	.53	100

—	22.68	(4.59)	83,034	1.14	1.27	1.92	53
(10.12)	23.76	(48.26)	83,902	1.17	1.22	2.04	100
(6.47)	56.97	28.47	61,533	1.16	1.18	1.64	108
(.68)	50.51	26.84	51,470	1.17	1.19	1.88	83
(.68)	40.45	17.19	41,415	1.15	1.18	1.49	80
(.74)	35.15	15.20	35,442	1.19	1.20	1.13	81

—	22.69	(4.47)	756,287.89		.94	2.10	53
(10.30)	23.74	(48.14)	882,731.92		.95	2.33	100
(6.59)	57.01	28.75	1,792,063.91		.93	1.87	108
(.78)	50.55	27.17	1,420,218.91		.93	2.15	83
(.76)	40.47	17.48	1,127,303.90		.93	1.76	80
(.79)	35.16	15.47	915,469.95		.96	1.36	81

—	22.67	(4.55)	1,039,637	1.02	1.02	2.02	53
—	23.74	(31.79)	1,052,420	1.06	1.08	2.00	100

—	22.70	(4.47)	1,531,541.84		.84	2.18	53
(10.33)	23.74	(48.08)	1,626,309.88		.90	1.89	100
(6.61)	57.03	28.85	360,175.86		.88	1.98	108
(.79)	50.56	27.24	378,505.86		.89	1.99	83
(.78)	40.47	17.53	587,751.86		.89	1.76	80
(.82)	35.17	15.54	491,855.87		.88	1.35	81

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	255

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Global Equity Fund
Class A
April 30, 2009*	6.07	.06		(.32)	(.26)	(.08)	—	—
October 31, 2008	11.37	.08		(5.07)	(4.99)	(.12)	(.19)	—
October 31, 2007(2)	10.00	.05		1.32	1.37	—	—	—
Class C
April 30, 2009*	6.02	.05		(.33)	(.28)	(.01)	—	—
October 31, 2008	11.31	.01		(5.04)	(5.03)	(.07)	(.19)	—
October 31, 2007(2)	10.00	—	(d)	1.31	1.31	—	—	—
Class E
April 30, 2009*	6.07	.07		(.33)	(.26)	(.07)	—	—
October 31, 2008	11.37	.08		(5.08)	(5.00)	(.11)	(.19)	—
October 31, 2007(2)	10.00	.06		1.31	1.37	—	—	—
Class S
April 30, 2009*	6.09	.07		(.33)	(.26)	(.09)	—	—
October 31, 2008	11.39	.10		(5.08)	(4.98)	(.13)	(.19)	—
October 31, 2007(2)	10.00	.08		1.31	1.39	—	—	—
Class Y
April 30, 2009*	6.09	.08		(.34)	(.26)	(.09)	—	—
October 31, 2008(6)	8.16	—	(d)	(2.07)	(2.07)	—	—	—
Russell Emerging Markets Fund
Class A
April 30, 2009*	10.59	.03		1.37	1.40	—	(.50)	—
October 31, 2008	30.85	.42		(14.73)	(14.31)	(.73)	(5.22)	—
October 31, 2007(3)	20.50	.14		10.21	10.35	—	—	—
Class C
April 30, 2009*	10.11	(.01)		1.30	1.29	—	(.50)	—
October 31, 2008	29.66	.22		(14.06)	(13.84)	(.49)	(5.22)	—
October 31, 2007	21.17	(.02)		11.80	11.78	(.25)	(3.04)
October 31, 2006	16.73	.01		5.14	5.15	(.28)	(.43)	—
October 31, 2005	12.52	.04		4.22	4.26	(.05)	—	—
October 31, 2004	10.68	—	(d)	2.08	2.08	(.24)	—	—
Class E
April 30, 2009*	10.61	.03		1.38	1.41	—	(.50)	—
October 31, 2008	30.84	.38		(14.71)	(14.33)	(.68)	(5.22)	—
October 31, 2007	21.89	.16		12.24	12.40	(.41)	(3.04)	—
October 31, 2006	17.25	.17		5.29	5.46	(.39)	(.43)	—
October 31, 2005	12.93	.16		4.34	4.50	(.18)	—	—
October 31, 2004	10.98	.09		2.15	2.24	(.29)	—	—
Class S
April 30, 2009*	10.62	.04		1.38	1.42	—	(.50)	—
October 31, 2008	30.86	.44		(14.72)	(14.28)	(.74)	(5.22)	—
October 31, 2007	21.91	.22		12.23	12.45	(.46)	(3.04)	—
October 31, 2006	17.25	.21		5.31	5.52	(.43)	(.43)	—
October 31, 2005	12.94	.20		4.34	4.54	(.23)	—	—
October 31, 2004	10.98	.12		2.15	2.27	(.31)	—	—
Class Y
April 30, 2009*	10.62	.04		1.39	1.43	—	(.50)	—
October 31, 2008(6)	15.72	.01		(5.11)	(5.10)	—	—	—

See accompanying notes which are an integral part of the financial statements.

256	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.08)	5.73	(4.41)	2,954	1.54	1.54	2.21	50
(.31)	6.07	(45.03)	2,382	1.55	1.55	.82	160
—	11.37	13.70	2,445	1.58	1.58	.77	62

(.01)	5.73	(4.81)	7,084	2.28	2.28	1.81	50
(.26)	6.02	(45.45)	7,534	2.30	2.30	.07	160
—	11.31	13.10	10,802	2.33	2.33	(.04)	62

(.07)	5.74	(4.42)	11,199	1.54	1.54	2.63	50
(.30)	6.07	(45.07)	10,096	1.55	1.55	.81	160
—	11.37	13.70	15,683	1.58	1.58	.90	62

(.09)	5.74	(4.28)	323,443	1.29	1.29	2.77	50
(.32)	6.09	(44.87)	306,198	1.30	1.30	1.09	160
—	11.39	13.90	1,128,142	1.33	1.33	1.12	62

(.09)	5.74	(4.19)	430,038	1.11	1.11	3.01	50
—	6.09	(25.37)	466,235	1.22	1.22	.52	160

(.50)	11.49	13.79	8,157	1.81	1.81	.55	40
(5.95)	10.59	(56.41)	7,595	1.92	1.92	2.15	65
—	30.85	50.49	3,537	1.88	1.89	.86	67

(.50)	10.90	13.45	24,545	2.56	2.56	(.22)	40
(5.71)	10.11	(56.77)	25,058	2.66	2.66	1.12	65
(3.29)	29.66	63.90	66,707	2.63	2.64	(.07)	67
(.71)	21.17	31.63	44,977	2.68	2.68	.07	69
(.05)	16.73	33.98	33,961	2.74	2.76	.29	72
(.24)	12.52	20.04	20,467	2.83	2.87	.02	82

(.50)	11.52	13.86	20,418	1.81	1.81	.56	40
(5.90)	10.61	(56.41)	17,976	1.91	1.91	1.86	65
(3.45)	30.84	65.17	41,911	1.88	1.89	.68	67
(.82)	21.89	32.64	27,862	1.93	1.93	.83	69
(.18)	17.25	34.94	18,855	1.99	2.01	1.02	72
(.29)	12.93	20.88	14,169	2.07	2.12	.75	82

(.50)	11.54	14.05	588,779	1.56	1.56	.81	40
(5.96)	10.62	(56.33)	520,064	1.65	1.65	2.15	65
(3.50)	30.86	65.53	1,760,393	1.63	1.64	.94	67
(.86)	21.91	33.04	1,092,083	1.68	1.68	1.06	69
(.23)	17.25	35.27	794,086	1.73	1.76	1.30	72
(.31)	12.94	21.22	549,626	1.83	1.87	1.00	82

(.50)	11.55	14.15	314,613	1.39	1.39	.93	40
—	10.62	(32.44)	305,585	1.63	1.63	1.06	65

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	257

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Tax-Managed U.S. Large Cap Fund
Class C
April 30, 2009*	13.55	.03	(.95)	(.92)	(.01)	—	—
October 31, 2008	22.78	(.01)	(9.22)	(9.23)	—	—	—
October 31, 2007	19.62	(.06)	3.22	3.16	—	—	—
October 31, 2006	17.68	(.02)	1.96	1.94	—	—	—
October 31, 2005	16.55	.01	1.14	1.15	(.02)	—	—
October 31, 2004	15.02	(.06)	1.59	1.53	—	—	—
Class E
April 30, 2009*	13.96	.07	(.98)	(.91)	(.16)	—	—
October 31, 2008	23.41	.14	(9.48)	(9.34)	(.11)	—	—
October 31, 2007	20.12	.10	3.31	3.41	(.12)	—	—
October 31, 2006	18.09	.11	2.02	2.13	(.10)	—	—
October 31, 2005	16.93	.15	1.15	1.30	(.14)	—	—
October 31, 2004	15.30	.06	1.63	1.69	(.06)	—	—
Class S
April 30, 2009*	14.03	.09	(1.00)	(.91)	(.20)	—	—
October 31, 2008	23.52	.19	(9.52)	(9.33)	(.16)	—	—
October 31, 2007	20.21	.15	3.32	3.47	(.16)	—	—
October 31, 2006	18.16	.17	2.02	2.19	(.14)	—	—
October 31, 2005	16.99	.20	1.15	1.35	(.18)	—	—
October 31, 2004	15.34	.10	1.63	1.73	(.08)	—	—
Russell Tax-Managed U.S. Mid & Small Cap Fund
Class C
April 30, 2009*	8.69	(.01)	(.50)	(.51)	—	—	—
October 31, 2008	15.07	(.07)	(5.09)	(5.16)	—	(1.22)	—
October 31, 2007	13.22	(.13)	2.18	2.05	—	(.20)	—
October 31, 2006	11.59	(.14)	1.77	1.63	—	—	—
October 31, 2005	10.17	(.12)	1.54	1.42	—	—	—
October 31, 2004	9.33	(.13)	.97	.84	—	—	—
Class E
April 30, 2009*	9.37	.02	(.55)	(.53)	(.05)	—	—
October 31, 2008	16.03	.01	(5.45)	(5.44)	—	(1.22)	—
October 31, 2007	13.93	(.03)	2.33	2.30	—	(.20)	—
October 31, 2006	12.13	(.05)	1.85	1.80	—	—	—
October 31, 2005	10.56	(.04)	1.61	1.57	—	—	—
October 31, 2004	9.62	(.06)	1.00	.94	—	—	—
Class S
April 30, 2009*	9.56	.03	(.56)	(.53)	(.08)	—	—
October 31, 2008	16.30	.05	(5.56)	(5.51)	(.01)	(1.22)	—
October 31, 2007	14.13	.01	2.36	2.37	—	(.20)	—
October 31, 2006	12.27	(.01)	1.87	1.86	—	—	—
October 31, 2005	10.65	(.01)	1.63	1.62	—	—	—
October 31, 2004	9.68	(.03)	1.00	.97	—	—	—

See accompanying notes which are an integral part of the financial statements.

258	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.01)	12.62	(6.78)	9,956	1.94	2.02	.48	29
—	13.55	(40.52)	13,387	1.92	1.94	(.04)	54
—	22.78	16.11	21,692	1.92	1.92	(.30)	50
—	19.62	10.97	19,112	1.92	1.92	(.13)	61
(.02)	17.68	6.94	16,955	1.91	1.91	.08	43
—	16.55	10.19	13,304	1.92	1.92	(.38)	32

(.16)	12.89	(6.49)	12,381	1.19	1.27	1.18	29
(.11)	13.96	(40.06)	12,645	1.18	1.19	.71	54
(.12)	23.41	17.01	16,891	1.17	1.17	.45	50
(.10)	20.12	11.82	12,726	1.17	1.17	.60	61
(.14)	18.09	7.72	8,695	1.16	1.16	.84	43
(.06)	16.93	11.05	5,991	1.17	1.17	.37	32

(.20)	12.92	(6.34)	273,251.94		1.02	1.46	29
(.16)	14.03	(39.91)	331,605.93		.94	.97	54
(.16)	23.52	17.28	572,138.92		.92	.70	50
(.14)	20.21	12.12	458,002.92		.92	.87	61
(.18)	18.16	7.98	386,605.90		.91	1.12	43
(.08)	16.99	11.33	342,640.92		.92	.62	32

—	8.18	(5.98)	6,723	2.18	2.36	(.30)	26
(1.22)	8.69	(36.71)	8,653	2.23	2.34	(.63)	72
(.20)	15.07	15.70	14,088	2.25	2.30	(.93)	57
—	13.22	14.06	11,975	2.25	2.35	(1.09)	54
—	11.59	13.96	9,295	2.24	2.37	(1.06)	58
—	10.17	9.00	6,041	2.25	2.34	(1.33)	203

(.05)	8.79	(5.60)	2,600	1.43	1.61	.41	26
(1.22)	9.37	(36.29)	2,570	1.48	1.59	.11	72
(.20)	16.03	16.70	3,654	1.50	1.55	(.19)	57
—	13.93	14.84	2,523	1.50	1.60	(.34)	54
—	12.13	14.87	1,663	1.48	1.62	(.32)	58
—	10.56	9.77	1,279	1.50	1.59	(.58)	203

(.08)	8.95	(5.47)	110,601	1.22	1.40	.67	26
(1.23)	9.56	(36.14)	143,039	1.23	1.34	.37	72
(.20)	16.30	16.97	265,807	1.25	1.30	.07	57
—	14.13	15.16	198,081	1.25	1.35	(.09)	54
—	12.27	15.21	156,596	1.22	1.38	(.06)	58
—	10.65	10.02	123,045	1.25	1.34	(.32)	203

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	259

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Strategic Bond Fund
Class A
April 30, 2009*	9.23	.28	(.02)	.26	(.24)	(.04)	—
October 31, 2008(5)	9.99	.08	(.82)	(.74)	(.02)	—	—
Class C
April 30, 2009*	9.23	.28	(.06)	.22	(.21)	(.04)	—
October 31, 2008(5)	9.99	.06	(.80)	(.74)	(.02)	—	—
Class E
April 30, 2009*	9.18	.28	(.02)	.26	(.25)	(.04)	—
October 31, 2008	10.53	.49	(1.33)	(.84)	(.51)	—	—
October 31, 2007	10.48	.50	.01	.51	(.46)	—	—
October 31, 2006	10.44	.45	.04	.49	(.42)	(.03)	—
October 31, 2005	10.70	.35	(.21)	.14	(.32)	(.08)	—
October 31, 2004	10.67	.28	.31	.59	(.38)	(.18)	—
Class I
April 30, 2009*	9.16	.28	(.01)	.27	(.26)	(.04)	—
October 31, 2008	10.51	.52	(1.33)	(.81)	(.54)	—	—
October 31, 2007	10.46	.52	.02	.54	(.49)	—	—
October 31, 2006	10.43	.47	.03	.50	(.44)	(.03)	—
October 31, 2005	10.69	.38	(.22)	.16	(.34)	(.08)	—
October 31, 2004	10.65	.30	.32	.62	(.40)	(.18)	—
Class S
April 30, 2009*	9.24	.28	—	.28	(.26)	(.04)	—
October 31, 2008(5)	9.98	.08	(.80)	(.72)	(.02)	—	—
Class Y
April 30, 2009*	9.16	.28	—	.28	(.26)	(.04)	—
October 31, 2008	10.51	.51	(1.32)	(.81)	(.54)	—	—
October 31, 2007	10.46	.52	.02	.54	(.49)	—	—
October 31, 2006	10.43	.64	(.13)	.51	(.45)	(.03)	—
October 31, 2005(1)	10.74	.14	(.26)	(.12)	(.19)	—	—

See accompanying notes which are an integral part of the financial statements.

260	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.28)	9.21	2.95	28,324.91		1.03	6.32	48
(.02)	9.23	(7.42)	22,437.93		1.07	4.40	131

(.25)	9.20	2.55	93,089	1.65	1.77	6.31	48
(.02)	9.23	(7.54)	97,063	1.68	1.82	3.63	131

(.29)	9.15	3.02	118,609.80		1.03	6.30	48
(.51)	9.18	(8.45)	135,857.88		1.00	4.79	131
(.46)	10.53	4.99	18,101.93		.96	4.69	698
(.45)	10.48	4.81	15,119.92		.96	4.27	270
(.40)	10.44	1.37	9,268.93		.95	3.32	198
(.56)	10.70	5.65	7,489.96		.96	2.64	196

(.30)	9.13	3.15	1,146,854.55		.70	6.29	48
(.54)	9.16	(8.26)	1,330,676.66		.69	5.10	131
(.49)	10.51	5.27	1,415,575.67		.70	4.97	698
(.47)	10.46	4.95	744,559.70		.73	4.51	270
(.42)	10.43	1.65	560,896.69		.71	3.55	198
(.58)	10.69	5.99	461,966.72		.72	2.85	196

(.30)	9.22	3.07	1,730,713.66		.78	6.29	48
(.02)	9.24	(7.23)	1,915,099.69		.82	4.33	131

(.30)	9.14	3.18	2,807,184.51		.61	6.29	48
(.54)	9.16	(8.11)	3,166,974.55		.66	5.20	131
(.49)	10.51	5.30	134,926.63		.66	5.01	698
(.48)	10.46	5.03	101,240.63		.67	4.60	270
(.19)	10.43	(1.15)	40,259.64		.67	3.74	198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	261

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Investment Grade Bond Fund
Class C
April 30, 2009*	18.68	.34	.79	1.13	(.34)	—	—
October 31, 2008	20.76	.72	(2.00)	(1.28)	(.80)	—	—
October 31, 2007(4)	20.76	.08	(.08)	—	—	—	—
Class E
April 30, 2009*	18.70	.42	.79	1.21	(.38)	—	—
October 31, 2008	20.77	.92	(2.00)	(1.08)	(.99)	—	—
October 31, 2007	20.82	.96	(.02)	.94	(.99)	—	—
October 31, 2006	20.75	.92	.04	.96	(.89)	—	—
October 31, 2005	21.88	.74	(.61)	.13	(.73)	(.53)	—
October 31, 2004	22.12	.63	.48	1.11	(.69)	(.66)	—
Class I
April 30, 2009*	18.69	.45	.80	1.25	(.40)	—	—
October 31, 2008	20.76	.97	(2.00)	(1.03)	(1.04)	—	—
October 31, 2007	20.82	1.04	(.06)	.98	(1.04)	—	—
October 31, 2006	20.75	.97	.05	1.02	(.95)	—	—
October 31, 2005	21.87	.80	(.61)	.19	(.78)	(.53)	—
October 31, 2004	22.11	.68	.49	1.17	(.75)	(.66)	—
Class S
April 30, 2009*	18.69	.43	.80	1.23	(.39)	—	—
October 31, 2008	20.76	.95	(2.01)	(1.06)	(1.01)	—	—
October 31, 2007(4)	20.75	.01	—	.01	—	—	—
Class Y
April 30, 2009*	18.70	.45	.80	1.25	(.40)	—	—
October 31, 2008	20.77	.98	(2.00)	(1.02)	(1.05)	—	—
October 31, 2007	20.83	1.04	(.05)	.99	(1.05)	—	—
October 31, 2006	20.76	.99	.04	1.03	(.96)	—	—
October 31, 2005	21.88	.80	(.61)	.19	(.78)	(.53)	—
October 31, 2004	22.12	.70	.48	1.18	(.76)	(.66)	—

See accompanying notes which are an integral part of the financial statements.

262	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.34)	19.47	6.21	31,577	1.55	1.55	3.57	39
(.80)	18.68	(6.47)	29,741	1.60	1.63	3.54	105
—	20.76	—	35,689	1.60	1.62	4.21	199

(.38)	19.53	6.70	42,178.67		.80	4.42	39
(.99)	18.70	(5.57)	48,193.67		.71	4.48	105
(.99)	20.77	4.64	53,663.65		.67	4.76	199
(.89)	20.82	4.79	31,504.64		.67	4.45	125
(1.26)	20.75	.60	29,632.65		.68	3.49	202
(1.35)	21.88	5.22	27,515.65		.66	2.88	154

(.40)	19.54	6.77	357,439.42		.47	4.67	39
(1.04)	18.69	(5.29)	406,332.41		.44	4.74	105
(1.04)	20.76	4.85	689,651.40		.42	4.99	199
(.95)	20.82	5.06	829,914.40		.42	4.70	125
(1.31)	20.75	.88	788,808.38		.40	3.76	202
(1.41)	21.87	5.52	752,229.39		.40	3.15	154

(.39)	19.53	6.75	118,211.56		.56	4.55	39
(1.01)	18.69	(5.46)	133,108.54		.57	4.61	105
—	20.76	.05	226,995.53		.55	5.30	199

(.40)	19.55	6.84	420,530.38		.38	4.71	39
(1.05)	18.70	(5.24)	480,605.37		.40	4.78	105
(1.05)	20.77	4.90	609,683.36		.38	5.04	199
(.96)	20.83	5.11	550,383.35		.38	4.77	125
(1.31)	20.76	.91	398,882.35		.37	3.81	202
(1.42)	21.88	5.58	285,228.33		.34	3.18	154

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	263

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Short Duration Bond Fund
Class A
April 30, 2009*	17.22	.36	.39	.75	(.32)	—	—
October 31, 2008	18.81	.74	(1.55)	(.81)	(.78)	—	—
October 31, 2007(3)	18.71	.49	.09	.58	(.48)	—	—
Class C
April 30, 2009*	17.17	.30	.40	.70	(.27)	—	—
October 31, 2008	18.76	.60	(1.55)	(.95)	(.64)	—	—
October 31, 2007	18.66	.59	.14	.73	(.63)	—	—
October 31, 2006	18.63	.50	.03	.53	(.50)	—	—
October 31, 2005	19.04	.31	(.40)	(.09)	(.31)	(.01)	—
October 31, 2004	19.01	.19	(.01)	.18	(.15)	—	—
Class E
April 30, 2009*	17.24	.37	.39	.76	(.32)	—	—
October 31, 2008	18.82	.74	(1.55)	(.81)	(.77)	—	—
October 31, 2007	18.73	.72	.14	.86	(.77)	—	—
October 31, 2006	18.70	.65	.03	.68	(.65)	—	—
October 31, 2005	19.10	.46	(.41)	.05	(.44)	(.01)	—
October 31, 2004	19.08	.34	(.01)	.33	(.31)	—	—
Class S
April 30, 2009*	17.21	.38	.41	.79	(.34)	—	—
October 31, 2008	18.79	.79	(1.55)	(.76)	(.82)	—	—
October 31, 2007	18.70	.75	.16	.91	(.82)	—	—
October 31, 2006	18.67	.69	.03	.72	(.69)	—	—
October 31, 2005	19.07	.51	(.41)	.10	(.49)	(.01)	—
October 31, 2004	19.05	.38	(.01)	.37	(.35)	—	—
Class Y
April 30, 2009*	17.21	.39	.40	.79	(.35)	—	—
October 31, 2008(6)	18.11	.08	(.78)	(.70)	(.20)	—	—
Russell Tax Exempt Bond Fund
Class C
April 30, 2009*	20.51	.27	.96	1.23	(.28)	—	—
October 31, 2008	21.31	.55	(.80)	(.25)	(.55)	—	—
October 31, 2007	21.63	.58	(.32)	.26	(.58)	—	—
October 31, 2006	21.45	.57	.17	.74	(.56)	—	—
October 31, 2005	22.03	.51	(.61)	(.10)	(.48)	—	—
October 31, 2004	21.99	.53	.04	.57	(.53)	—	—
Class E
April 30, 2009*	20.57	.35	.95	1.30	(.35)	—	—
October 31, 2008	21.38	.72	(.82)	(.10)	(.71)	—	—
October 31, 2007	21.70	.76	(.34)	.42	(.74)	—	—
October 31, 2006	21.52	.73	.17	.90	(.72)	—	—
October 31, 2005	22.10	.67	(.60)	.07	(.65)	—	—
October 31, 2004	22.06	.69	.04	.73	(.69)	—	—
Class S
April 30, 2009*	20.54	.37	.96	1.33	(.38)	—	—
October 31, 2008	21.36	.77	(.82)	(.05)	(.77)	—	—
October 31, 2007	21.67	.80	(.32)	.48	(.79)
October 31, 2006	21.49	.79	.16	.95	(.77)	—	—
October 31, 2005	22.07	.72	(.60)	.12	(.70)	—	—
October 31, 2004	22.03	.75	.03	.78	(.74)	—	—

See accompanying notes which are an integral part of the financial statements.

264	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.32)	17.65	4.47	10,434.96		1.04	4.15	98
(.78)	17.22	(4.60)	4,566.96		.99	3.98	146
(.48)	18.81	3.16	1,363.92		.93	3.92	173

(.27)	17.60	4.10	22,828	1.71	1.79	3.48	98
(.64)	17.17	(5.28)	21,508	1.70	1.73	3.23	146
(.63)	18.76	3.98	16,075	1.67	1.68	3.18	173
(.50)	18.66	2.89	21,840	1.65	1.66	2.71	112
(.32)	18.63	(.50)	30,290	1.65	1.66	1.65	203
(.15)	19.04	.97	38,427	1.63	1.66	1.00	132

(.32)	17.68	4.53	12,822.96		1.04	4.23	98
(.77)	17.24	(4.59)	14,144.95		.98	3.96	146
(.77)	18.82	4.72	17,092.92		.93	3.95	173
(.65)	18.73	3.69	26,800.90		.91	3.49	112
(.45)	18.70	.25	24,851.90		.91	2.43	203
(.31)	19.10	1.74	23,181.88		.91	1.76	132

(.34)	17.66	4.62	268,370.72		.79	4.45	98
(.82)	17.21	(4.30)	233,223.70		.72	4.20	146
(.82)	18.79	4.99	435,704.67		.68	4.20	173
(.69)	18.70	3.95	1,106,946.65		.65	3.73	112
(.50)	18.67	.51	1,158,439.65		.66	2.67	203
(.35)	19.07	1.98	1,135,332.63		.66	2.01	132

(.35)	17.65	4.63	109,211.62		.62	4.58	98
(.20)	17.21	(3.88)	111,198.65		.73	4.28	146

(.28)	21.46	6.03	19,195	1.51	1.59	2.59	23
(.55)	20.51	(1.25)	16,541	1.54	1.56	2.61	54
(.58)	21.31	1.21	12,722	1.55	1.55	2.72	72
(.56)	21.63	3.50	11,819	1.56	1.56	2.66	63
(.48)	21.45	(.46)	10,493	1.53	1.53	2.31	43
(.53)	22.03	2.62	10,611	1.53	1.53	2.39	37

(.35)	21.52	6.35	18,384.77		.85	3.34	23
(.71)	20.57	(.46)	18,422.79		.81	3.37	54
(.74)	21.38	1.96	19,442.80		.80	3.48	72
(.72)	21.70	4.26	11,805.80		.81	3.41	63
(.65)	21.52	.31	8,572.78		.78	3.07	43
(.69)	22.10	3.38	6,488.78		.78	3.14	37

(.38)	21.49	6.50	358,799.51		.59	3.58	23
(.77)	20.54	(.23)	366,707.54		.56	3.61	54
(.79)	21.36	2.26	336,275.55		.55	3.72	72
(.77)	21.67	4.53	274,438.55		.56	3.66	63
(.70)	21.49	.55	228,604.53		.53	3.31	43
(.74)	22.07	3.64	185,587.53		.53	3.39	37

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	265

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Real Estate Securities Fund
Class A
April 30, 2009*	26.79	.49	(5.49)	(5.00)	(.49)	—	—
October 31, 2008	52.29	.88	(19.82)	(18.94)	(.86)	(5.64)	(.06)
October 31, 2007(3)	57.37	.11	(4.50)	(4.39)	(.69)	—	—
Class C
April 30, 2009*	26.30	.41	(5.42)	(5.01)	(.40)	—	—
October 31, 2008	51.42	.60	(19.49)	(18.89)	(.55)	(5.64)	(.04)
October 31, 2007	56.11	.20	.27	.47	(.34)	(4.82)	—
October 31, 2006	46.08	.22	15.14	15.36	(.35)	(4.98)	—
October 31, 2005	43.10	.42	6.66	7.08	(.43)	(3.67)	—
October 31, 2004	33.94	.46	9.92	10.38	(1.21)	(.01)	—
Class E
April 30, 2009*	26.84	.48	(5.52)	(5.04)	(.48)	—	—
October 31, 2008	52.36	.89	(19.87)	(18.98)	(.84)	(5.64)	(.06)
October 31, 2007	56.95	.62	.28	.90	(.67)	(4.82)	—
October 31, 2006	46.62	.59	15.36	15.95	(.64)	(4.98)	—
October 31, 2005	43.55	.76	6.74	7.50	(.76)	(3.67)	—
October 31, 2004	34.24	.75	10.04	10.79	(1.47)	(.01)	—
Class S
April 30, 2009*	27.19	.52	(5.59)	(5.07)	(.52)	—	—
October 31, 2008	52.94	1.02	(20.12)	(19.10)	(.94)	(5.64)	(.07)
October 31, 2007	57.53	.75	.28	1.03	(.80)	(4.82)	—
October 31, 2006	47.03	.73	15.51	16.24	(.76)	(4.98)	—
October 31, 2005	43.90	.88	6.79	7.67	(.87)	(3.67)	—
October 31, 2004	34.51	.87	10.09	10.96	(1.56)	(.01)	—
Class Y
April 30, 2009*	27.19	.54	(5.60)	(5.06)	(.54)	—	—
October 31, 2008(6)	38.52	(.32)	(10.79)	(11.11)	(.20)	—	(.02)
Russell Money Market Fund
Class A
April 30, 2009*	1.0000	.0040	(.0002)	.0038	(.0038)	—	—
October 31, 2008	1.0000	.0324	.0016	.0340	(.0340)	—	—
October 31, 2007	1.0000	.0517	—	.0517	(.0517)	—	—
October 31, 2006	1.0000	.0464	—	.0464	(.0464)	—	—
October 31, 2005	1.0000	.0271	—	.0271	(.0271)	—	—
October 31, 2004	1.0000	.0108	—	.0181	(.0108)	—	—
Class S
April 30, 2009*	1.0000	.0044	(.0001)	.0043	(.0043)	—	—
October 31, 2008	1.0000	.0344	.0007	.0351	(.0351)	—	—
October 31, 2007	1.0000	.0527	—	.0527	(.0527)	—	—
October 31, 2006	1.0000	.0474	—	.0474	(.0474)	—	—
October 31, 2005	1.0000	.0280	—	.0280	(.0280)	—	—
October 31, 2004	1.0000	.0117	—	.0117	(.0117)	—	—

See accompanying notes which are an integral part of the financial statements.

266	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.49)	21.30	(18.39)	12,761	1.36	1.36	4.98	60
(6.56)	26.79	(39.97)	15,978	1.34	1.34	2.30	66
(.69)	52.29	(7.70)	7,868	1.32	1.33	.35	70

(.40)	20.89	(18.78)	37,707	2.11	2.11	4.24	60
(6.23)	26.30	(40.42)	51,273	2.09	2.09	1.56	66
(5.16)	51.42	.56	98,745	2.07	2.08	.38	70
(5.33)	56.11	36.63	110,287	2.07	2.08	.45	49
(4.10)	46.08	17.22	81,876	2.10	2.10	.95	64
(1.22)	43.10	30.97	61,089	2.12	2.12	1.20	38

(.48)	21.32	(18.52)	32,051	1.36	1.36	4.90	60
(6.54)	26.84	(39.99)	32,758	1.34	1.34	2.29	66
(5.49)	52.36	1.33	51,299	1.32	1.33	1.13	70
(5.62)	56.95	37.65	59,768	1.32	1.32	1.19	49
(4.43)	46.62	18.09	40,296	1.35	1.35	1.71	64
(1.48)	43.55	32.00	29,436	1.37	1.37	1.95	38

(.52)	21.60	(18.38)	769,145	1.11	1.11	5.20	60
(6.65)	27.19	(39.83)	884,480	1.09	1.09	2.57	66
(5.62)	52.94	1.57	2,126,802	1.07	1.08	1.38	70
(5.74)	57.53	38.04	1,903,365	1.07	1.07	1.46	49
(4.54)	47.03	18.35	1,434,109	1.10	1.10	1.95	64
(1.57)	43.90	32.30	1,171,513	1.11	1.11	2.23	38

(.54)	21.59	(18.30)	514,088.94		.94	5.40	60
(.22)	27.19	(28.98)	470,552	1.01	1.01	(10.48)	66

(.0038)	1.0000	0.38	314,573.34		.66	.80	—
(.0340)	1.0000	3.45	415,233.26		.42	3.24	—
(.0517)	1.0000	5.30	291,636.25		.40	5.18	—
(.0464)	1.0000	4.74	76,031.25		.40	4.82	—
(.0271)	1.0000	2.74	14,410.25		.40	2.91	—
(.0108)	1.0000	1.08	3,989.25		.40	1.18	—

(.0043)	1.0000	0.43	4,362,945.24		.56	.88	—
(.0351)	1.0000	3.56	4,874,243.16		.32	3.44	—
(.0527)	1.0000	5.40	5,429,652.15		.30	5.27	—
(.0474)	1.0000	4.84	4,166,051.15		.30	4.78	—
(.0280)	1.0000	2.82	3,145,592.15		.30	2.83	—
(.0117)	1.0000	1.17	2,958,692.15		.30	1.16	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	267

Russell Investment Company

Russell Funds

Notes to Financial Highlights — April 30, 2009 (Unaudited)

*	For the period ended April 30, 2009 (Unaudited).
(1)	For the period June 23, 2005 (commencement of operations) to October 31, 2005.
(2)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.
(3)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.
(4)	For the period October 22, 2007 (commencement of operations) to October 31, 2007.
(5)	For the period September 2, 2008 (commencement of operations) to October 31, 2008.
(6)	For the period September 26, 2008 (commencement of operations) to October 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Less than $.01 per share.
(e)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”) and/or RFSC (“Russell Fund Services Company”), and for certain funds, custody credit arrangements.
(f)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(g)	The annualized net expense ratio is 1.09% not including the dividend and interest expense from short sales.
(h)	The annualized net expense ratio is 1.84% not including the dividend and interest expense from short sales.
(i)	The annualized net expense ratio is 0.94% not including the dividend and interest expense from short sales.
(j)	The annualized net expense ratio is 0.93% not including the dividend and interest expense from short sales.
(k)	The annualized net expense ratio is 0.69% not including the dividend and interest expense from short sales.
(l)	The annualized net expense ratio is 0.63% not including the dividend and interest expense from short sales.
(m)	The annualized net expense ratio is 0.68% not including the dividend and interest expense from short sales.
(n)	The annualized net expense ratio is 0.64% not including the dividend and interest expense from short sales.
(o)	The annualized net expense ratio is 0.71% not including the dividend and interest expense from short sales.
(p)	The annualized net expense ratio is 0.83% not including the dividend and interest expense from short sales.
(q)	The annualized net expense ratio is 0.65% not including the dividend and interest expense from short sales.
(r)	The annualized net expense ratio is 1.36% not including the dividend and interest expense from short sales.
(s)	The annualized net expense ratio is 2.10% not including the dividend and interest expense from short sales.
(t)	The annualized net expense ratio is 1.23% not including the dividend and interest expense from short sales.
(u)	The annualized net expense ratio is 0.98% not including the dividend and interest expense from short sales.
(v)	The annualized net expense ratio is 1.11% not including the dividend and interest expense from short sales.

See accompanying notes which are an integral part of the financial statements.

268	Notes to Financial Highlights

Russell Investment Company

Russell Funds

Notes to Financial Statements — April 30, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 16 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Financial Statements	269

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended April 30, 2009 were as follows:

	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund			Russell U.S. Growth Fund		Russell U.S. Value Fund

	Investments in Securities	Other Financial Instruments*	Investments in Securities	Securities Sold Short	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$3,937,862,031	$49,169,998	$3,866,549,881	$(356,638,592)	$47,037,559	$114,268,255	$806,091	$162,598,850	$1,404,053
Level 2	54,300,000	—	53,800,000	—	—	1,500,000	—	2,000,000	—
Level 3	—	—	—	—	—	—	—	—	—

	$3,992,162,031	$49,169,998	$3,920,349,881	$(356,638,592)	$47,037,559	$115,768,255	$806,091	$164,598,850	$1,404,053

	Russell U.S. Small & Mid Cap Fund		Russell International Developed Markets Fund		Russell Global Equity Fund		Russell Emerging Markets Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$1,501,730,060	$26,115,131	$1,008,811,955	$44,746,502	$587,926,274	$7,561,758	$464,720,154	$3,988,959
Level 2	17,700,000	—	2,793,413,720	12,943,717	313,267,886	1,190,685	547,371,461	3,990,416
Level 3	—	—	99,496	—	2,437,924	—	30,745,188	—

	$1,519,430,060	$26,115,131	$3,802,325,171	$57,690,219	$903,632,084	$8,752,443	$1,042,836,803	$7,979,375

270	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	Russell Tax-Managed U.S. Large Cap Fund		Russell Tax-Managed U.S. Small & Mid Cap Fund		Russell Strategic Bond Fund		Russell Investment Grade Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1	$322,394,299	$3,808,770	$168,451,840	$2,715,145	$818,813,732	$15,237,298	$162,872,139	$5,451,998
Level 2	4,500,000	—	1,800,000	—	6,623,125,844	(6,969,789)	1,141,842,241	(1,148,650)
Level 3	—	—	—	—	22,120,086	(3,851,202)	1,987,336	239,973

	$326,894,299	$3,808,770	$170,251,840	$2,715,145	$7,464,059,662	$4,416,307	$1,306,701,716	$4,543,321

	Russell Short Duration Bond Fund		Russell Tax Exempt Bond Fund		Russell Real Estate Securities Fund		Russell Money Market Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$28,101,952	$751,663	$9,606,000	$—	$1,764,499,622	$1,583	$50,000,000	$—
Level 2	436,863,589	54,561	379,489,509	—	76,204,971	9,545	3,974,539,370	346,580,000
Level 3	36,843,675	(975,566)	—	—	—	—	148,000,000	—

	$501,809,216	$(169,342)	$389,095,509	$—	$1,840,704,593	$11,128	$4,172,539,370	$346,580,000

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2009 were as follows:

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Strategic Bond Fund
Balance as of 11/01/08	$718,463	$—	$32,894,355	$110,916,096
Accrued discounts/(premiums)	—	—	—	767,744
Realized gain/(loss)	(342,884)	—	(4,840,273)	(3,484,045)
Net change in unrealized appreciation/(depreciation) from investments still held as of 04/30/09	347,007	(773,758)	7,166,929	(16,996,921)
Net purchases (sales)	(613,559)	946,414	(4,600,443)	(25,831,646)
Net transfers in and/or out of Level 3	(9,530)	2,265,267	124,621	(47,102,344)

Balance as of 04/30/09	$99,497	$2,437,923	$30,745,189	$18,268,884

	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Money Market Fund
Balance as of 11/01/08	$4,514,051	$1,004,152	$148,000,000
Accrued discounts/(premiums)	288	16,336	—
Realized gain/(loss)	(61,311)	(2,348)	—
Net change in unrealized appreciation/(depreciation) from investments still held as of 04/30/09	(266,821)	593,040	—
Net purchases (sales)	(1,797,870)	36,746,819	—
Net transfers in and/or out of Level 3	(161,028)	(2,489,890)	—

Balance as of 04/30/09	$2,227,309	$35,868,109	$148,000,000

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years or interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded

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daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as part of the interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision is required for the Funds.

In accordance with the provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), adopted by the Funds on November 1, 2007, management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At April 30, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files a U. S. tax return. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Daily	Monthly	Russell Money Market Fund

Monthly	Early in the following month	Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Tax Exempt Bond Funds

Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Value, and Russell Real Estate Securities Funds

Annually	Mid-December	Russell U.S. Growth, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing

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fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred tax liability in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2009. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Funds.

	Deferred Tax Liability	Capital Gains Taxes

Russell Global Equity Fund	$14,724	$—
Russell Emerging Markets Fund	332,915	38,732

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Russell Real Estate Securities Fund and Russell Tax Exempt Bond Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

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Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time certain Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2009, the Russell Strategic Bond Fund had $4,000,000 in unfunded loan commitments.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

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A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2009, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Russell U.S. Core Equity Fund	$41,000,000	$—
Russell U.S. Quantitative Equity Fund	39,250,000	—
Russell U.S. Growth Fund	1,550,000	—
Russell U.S. Value Fund	2,000,000	—
Russell U.S. Small & Mid Cap Fund	13,000,000	—
Russell International Developed Markets Fund	58,154,087	—
Russell Global Equity Fund	7,800,000	—
Russell Emerging Markets Fund	13,830,891	—
Russell Tax-Managed U.S. Large Cap Fund	2,900,000	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	1,100,000	—
Russell Strategic Bond Fund	7,237,500	(990,000)
Russell Investment Grade Bond Fund	1,598,400	(1,340,000)
Russell Short Duration Bond Fund	649,200	—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering

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into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines.

As of April 30, 2009, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell Emerging Markets Fund	$6,000,000	$—
Russell Strategic Bond Fund	18,624,000	(13,284,000)
Russell Investment Grade Bond Fund	1,519,000	(3,070,000)
Russell Short Duration Bond Fund	—	(620,000)

Credit Default Swaps

FASB issued FASB Staff Position (“FSP”) No. 133-1 and 45-4 “Disclosures about Credit Derivatives and Certain Guarantees” which requires enhanced disclosure about the Funds’ credit derivatives. Management adopted FSP No. 133-1 and 45-4 on November 1, 2008.

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, if there is instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the fixed income funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income funds would keep the stream of payments and would have no payment obligations. As a seller, the fixed income funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The fixed income funds may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income funds would function as the counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be

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temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2009 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The fixed income funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of credit default swap, the fixed income funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the fixed income funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income funds.

If the creditworthiness of the fixed income funds’ swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income funds. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

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Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Index Swaps

Certain Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of April 30, 2009, $1,107,880,876 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The

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resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are

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applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Funds’ asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of April 30, 2009, the Funds had cash collateral balances in connection with TBAs as follows:

	Cash Collateral for TBA	Due to Broker

Russell Strategic Bond Fund	$—	$(1,337,000)
Russell Investment Grade Bond Fund	—	(590,000)

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

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Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. The court overseeing the Lehman Brothers Inc. case has set a claims filing deadline of January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009. No claims filing deadline has been set with respect to any other Lehman Brothers entity.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values. Unrealized gain on foreign exchange swaps or other derivatives transactions have been written down to zero, while anticipated losses for such transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statement of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Capital Support Agreement

A Capital Support Agreement (the “Agreement”) was entered into as of September 15, 2008, by and between RIMCo and RIC, on behalf of Russell Money Market Fund (the “Fund”). The Agreement requires RIMCo to make a payment to the Fund under certain circumstances in the event there are payment defaults or a restructuring with respect to certain specified Lehman Brothers Holdings, Inc. securities (the “Lehman Securities”) or realized losses from the disposition of Lehman Securities that cause the Fund’s market-based valuation to fall below a stated threshold compared to the Fund’s net asset value calculated under the amortized cost method. As of April 30, 2009, the market value of the Lehman Securities totaled $56,420,000 and the securities at amortized cost were $403,000,000. To the extent that the Fund subsequently recovers defaulted payments on the Lehman Securities with respect to which RIMCo has made a payment to the Fund, the Fund is obligated to repay RIMCo for its related prior payments, subject to certain limitations. The maximum amount RIMCo could be required to contribute under the Agreement is limited to $403,000,000 in the aggregate. As of April 30, 2009 the value of the Agreement was $346,580,000. The performance of RIMCo’s obligations under the Agreement is guaranteed by Frank Russell Company (the “Primary Guarantor”) and Northwestern Mutual Life Insurance Company (the “Secondary Guarantor” and, together with the Primary Guarantor, the “Guarantors”) both affiliates of RIMCo.

The contribution obligation under the Agreement is subject to stated conditions and restrictions. The Agreement terminates on the earlier to occur of: (i) the repayment in full, in cash, of all Lehman Securities; (ii) RIMCo and the Guarantors having made

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Capital Contributions (as defined in the Agreement), in the aggregate, equal to the Maximum Contribution Amount (as defined in the Agreement); and (iii) so long as RIMCo, the Primary Guarantor and the Secondary Guarantor are not in default with respect to their obligations arising under this Agreement or any Guaranty (as defined in the Agreement), September 15, 2009 (the “Termination Date”).

The Fund will sell the Lehman Securities: (i) within fifteen (15) calendar days following any change in the Secondary Guarantor’s financial strength ratings such that the Secondary Guarantor’s obligations no longer qualify as “First Tier Securities,” as defined in sub-paragraph (a)(12) of Rule 2a-7; or (ii) on the business day immediately prior to the Termination Date, provided that the Fund shall not be required to complete any such sale if (A) the amount the Fund expects to receive on such sale date would not result in a Loss (as defined in the Agreement) or the payment of a Capital Contribution Amount (as defined in the Agreement), or (B) with respect to an event described above in clause (i), if RIMCo substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and during that 15 day period the Secondary Guarantor’s obligations qualify as “Second Tier Securities” (as defined in Rule 2a-7).

Temporary Guarantee Program

The U.S. Treasury Department has established a Temporary Guarantee Program (“Program”) for money market funds. Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund’s net asset value per share falls below $0.995, commonly referred to as breaking the buck. At a meeting held on September 29, 2008, the Board determined that the Russell Money Market Fund would participate in the Program. By written consent dated December 3, 2008, the Board determined that the Russell Money Market Fund would participate in the first extended term of the Program. At a meeting held on April 8, 2009, the Board determined that the Russell Money Market Fund will participate in the second extended term of the program. The Russell Money Market Fund is responsible for the fees required to participate in the Program.

The Program provides coverage to shareholders of the Russell Money Market Fund for amounts that they held in the Russell Money Market Fund as of the close of business on September 19, 2008. Any increase in the number of shares of the Russell Money Market Fund held in an account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the Russell Money Market Fund for a new account after the close of business on September 19, 2008 will not be guaranteed. In the event that shares held as of the close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the Russell Money Market Fund as of the close of business on September 19, 2008 or (ii) the amounts held in the Russell Money Market Fund on the date the guarantee is triggered.

Under the terms of the Program, if the guarantee is triggered, the Board will be required to initiate the actions necessary under applicable state and federal law to commence the liquidation of the Russell Money Market Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.

The Program is designed to address temporary dislocations in credit markets. The initial term of the Program was a three month term beginning September 19, 2008. The Program was then extended from December 19, 2008 until April 30, 2009. On March 31, 2009, The Secretary of the Treasury determined to extend the Program until September 18, 2009. The Secretary does not have the option to renew the Program past September 18, 2009. Guarantee payments to participants under the Program will not exceed the amount available in the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

The Russell Money Market Fund is not in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

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3.	Investment Transactions

Securities

During the period ended April 30, 2009, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell U.S. Core Equity Fund	$1,867,965,869	$2,028,109,948
Russell U.S. Quantitative Equity Fund	2,007,822,429	2,248,260,092
Russell U.S. Growth Fund	61,569,126	78,635,870
Russell U.S. Value Fund	74,568,494	96,306,309
Russell U.S. Small & Mid Cap Fund	758,877,345	782,133,875
Russell International Developed Markets Fund	1,577,000,804	1,567,625,476
Russell Global Equity Fund	352,121,004	328,765,185
Russell Emerging Markets Fund	299,090,948	305,120,219
Russell Tax-Managed U.S. Large Cap Fund	78,503,877	121,617,762
Russell Tax-Managed U.S. Mid & Small Cap Fund	28,957,386	56,299,138
Russell Strategic Bond Fund	1,477,974,329	1,378,941,303
Russell Investment Grade Bond Fund	121,407,531	140,289,473
Russell Short Duration Bond Fund	212,888,439	229,421,901
Russell Tax Exempt Bond Fund	85,767,562	112,763,953

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell Strategic Bond Fund	$1,958,136,619	$1,378,941,303
Russell Investment Grade Bond Fund	351,993,365	456,247,123
Russell Short Duration Bond Fund	194,284,181	147,917,860

Written Options Contracts

Transactions in written options contracts for the period ended April 30, 2009 for the following Funds were as follows:

	Russell Emerging Markets Fund		Russell Strategic Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2008	1,270	$1,286,053	1,302	$7,274,574
Opened	2,350	462,415	1,028	878,373
Closed	(3,620)	(1,748,468)	(599)	(6,750,547)
Expired	—	—	(1,376)	(880,253)

Outstanding April 30, 2009	—	$—	355	$522,147

	Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2008	884	$699,567	15	$1,499,077
Opened	1,144	1,044,715	151	116,039
Closed	(468)	(414,492)	(27)	(1,530,465)
Expired	(1,190)	(973,654)	(31)	(9,021)

Outstanding April 30, 2009	370	$356,136	108	$75,630

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in the Russell Money Market Fund is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

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Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At April 30, 2009, the SLQT was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value.

The Funds that participate in securities lending also invest their cash collateral in the Russell Money Market Fund.

As of April 30, 2009, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$102,343	Pool of US Government Securities
Russell U.S. Growth Fund	83,500	Pool of US Government Securities
Russell U.S. Value Fund	543,250	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	11,506,313	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	128,807	Pool of US Government Securities
Russell Real Estate Fund	188,267	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended April 30, 2009, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statements of Operations:

Amount Paid

Russell U.S. Core Equity Fund	$17,980
Russell U.S. Quantitative Equity Fund	15,187
Russell U.S. Growth Fund	361
Russell U.S. Value Fund	604
Russell U.S. Small & Mid Cap Fund	6,412
Russell International Developed Markets Fund	14,033
Russell Global Equity Fund	3,662
Russell Emerging Markets Fund	5,006
Russell Tax-Managed U.S. Large Cap Fund	1,234
Russell Tax-Managed U.S. Mid & Small Cap Fund	576
Russell Strategic Bond Fund	2,567
Russell Investment Grade Bond Fund	180
Russell Short Duration Bond Fund	115
Russell Tax Exempt Bond Fund	46
Russell Real Estate Securities Fund	24
Russell Money Market Fund	507

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Brokerage Commissions

The Funds effect certain transactions through LJR Recapture Services, division of BNY ConvergeEX Execution Solution LLC (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell Money Market Fund. As of April 30, 2009, $1,594,472,738 represents Investment Company Funds and investment by the Russell Investment Funds (“RIF”) in the Russell Money Market Fund. RIF employs the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,150,000,000 is invested in the Russell Money Market Fund.

The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $72,898,028 and $6,868,191 respectively, for the period ended April 30, 2009.

	Annual Rate
Funds	Adviser	Administrator
Russell U.S. Core Equity	0.55%	.05%
Russell U.S. Quantitative Equity	0.55	.05
Russell U.S. Growth	0.80	.05
Russell U.S. Value	0.70	.05
Russell U.S. Small & Mid Cap	0.70	.05
Russell International Developed Markets	0.70	.05
Russell Global Equity	0.95	.05
Russell Emerging Markets	1.15	.05
Russell Tax-Managed U.S. Large Cap	0.70	.05
Russell Tax-Managed U.S. Mid & Small Cap	0.98	.05
Russell Strategic Bond	0.50	.05
Russell Investment Grade Bond	0.25	.05
Russell Short Duration Bond	0.45	.05
Russell Tax Exempt Bond	0.30	.05
Russell Real Estate Securities	0.80	.05
Russell Money Market	0.20	.05

For the Russell U.S. Growth Fund RIMCo has contractually agreed, at least until February 28, 2010, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level expenses for the Russell U.S. Growth Fund do not include 12b-1, shareholder services, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses. The total amount of the waiver for the period ended April 30, 2009 was $54,287. There were no reimbursements for the period ended April 30, 2009.

Notes to Financial Statements	285

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

For the Russell Tax-Managed U.S. Mid & Small Cap Fund RIMCo has contractually agreed, at least until February 28, 2010, to waive up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level expenses for the Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses. The total amount of the waiver for the period ended April 30, 2009 was $86,365. There were no reimbursements for the period ended April 30, 2009.

For the Russell Strategic Bond Fund RIMCo has contractually agreed, at least until February 28, 2010, to waive .0.07% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except at the Board’s discretion. The total amount of the waiver for the period ended April 30, 2009 was $3,032,695.

For the Russell Money Market Fund RIMCo has contractually agreed, at least until February 28, 2010, to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except at the Board’s discretion. The total amount of the waiver for the period ended April 30, 2009 was $3,679,903.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended April 30, 2009 was $14,412,430.

Effective September 1, 2008, (October 1, 2008 for the Russell Money Market Fund) transfer agent fees were charged at the class level. Prior to this date, transfer agent fees were charged at the Fund level.

RFSC has contractually agreed to waive, at least through February 28, 2010, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers
Russell U.S. Core Equity - Class E	0.13%
Russell U.S. Core Equity - Class I	0.05
Russell U.S. Quantitative Equity - Class E	0.13
Russell U.S. Quantitative Equity - Class I	0.05
Russell U.S. Growth - Class I	0.05
Russell U.S. Small & Mid Cap - Class E	0.13
Russell International Developed Markets - Class E	0.13
Russell International Developed Markets - Class I	0.05
Russell Tax-Managed U.S. Large Cap - Class C, E & S	0.08
Russell Tax-Managed U.S. Mid & Small Cap - Class C, E & S	0.03
Russell Strategic Bond - Class A, C & S	0.02
Russell Strategic Bond - Class E	0.13
Russell Strategic Bond - Class I	0.05
Russell Investment Grade Bond - Class E	0.13
Russell Investment Grade Bond - Class I	0.05
Russell Short Duration Bond - Class A, C, E & S	0.08
Russell Tax Exempt Bond - Class C, E & S	0.08
Russell Money Market - Class A	0.01
Russell Money Market - Class S	0.12

286	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

For the period ended April 30, 2009, the total transfer agent fee waivers are as follows:

Amount

Russell U.S. Core Equity Fund	$225,649
Russell U.S. Quantitative Equity Fund	212,207
Russell U.S. Growth Fund	14,822
Russell U.S. Small & Mid Cap Fund	22,074
Russell International Developed Markets Fund	232,843
Russell Tax-Managed U.S. Large Cap Fund	112,053
Russell Tax-Managed U.S. Mid & Small Cap Fund	17,035
Russell Strategic Bond Fund	558,574
Russell Investment Grade Bond Fund	123,886
Russell Short Duration Bond Fund	113,097
Russell Tax Exempt Bond Fund	154,882
Russell Money Market Fund	4,021,998

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors, Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”). The Distributor serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the Distribution Plan. With the exception of the Russell Money Market Fund, the 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C shares, respectively, on an annual basis. The 12b-1 distribution payments shall not exceed 0.15% of the Russell Money Market Fund’s average daily net assets of the Fund’s Class A shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.

For the period ended April 30, 2009, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Russell U.S. Core Equity Fund	$16
Russell U.S. Quantitative Equity Fund	—
Russell U.S. Small & Mid Cap Fund	5
Russell International Developed Markets Fund	15
Russell Global Equity Fund	—
Russell Emerging Markets Fund	852
Russell Strategic Bond Fund	6,697
Russell Short Duration Bond Fund	2,699
Russell Real Estate Securities Fund	7,456
Russell Money Market Fund

Notes to Financial Statements	287

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

For the period ended April 30, 2009, the sales commissions paid to the selling agents for the sales of Class A shares are as follows:

	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Russell U.S. Core Equity Fund	$23,189	$4,051
Russell U.S. Quantitative Equity Fund	18,571	3,397
Russell U.S. Small & Mid Cap Fund	16,889	2,854
Russell International Developed Markets Fund	18,110	3,302
Russell Global Equity Fund	7,445	1,420
Russell Emerging Markets Fund	25,365	4,546
Russell Strategic Bond Fund	48,660	9,691
Russell Short Duration Bond Fund	22,614	4,651
Russell Real Estate Securities Fund	50,601	17,893
Russell Money Market Fund	—	—

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as April 30, 2009 were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value. Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund

Advisory Fees	$1,641,293	$1,572,441	$76,156	$79,313	$649,648	$1,915,591
Administration Fees	149,208	142,949	3,991	5,665	46,403	136,828
Distribution Fees	46,859	41,957	3,082	5,205	17,390	40,687
Shareholder Servicing Fees	32,402	29,011	2,004	2,822	12,886	28,876
Transfer Agent Fees	214,308	203,493	9,041	17,693	84,829	196,015
Trustee Fees	4,543	3,927	129	—	1,362	3,954

	$2,088,613	$1,993,778	$94,403	$110,698	$812,518	$2,321,951

	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Small & Mid Cap Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Advisory Fees	$582,192	$850,291	$162,727	$102,351	$2,048,706	$198,084
Administration Fees	30,642	36,969	11,623	4,582	238,222	39,617
Distribution Fees	4,807	15,864	5,996	3,879	62,184	18,699
Shareholder Servicing Fees	3,598	8,669	4,434	1,787	42,885	14,826
Transfer Agent Fees	50,441	89,649	23,316	13,816	299,965	40,067
Trustee Fees	964	1,054	298	128	6,081	1,157

	$672,644	$1,002,496	$208,394	$126,543	$2,698,043	$312,450

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market fund

Advisory Fees	$153,726	$96,587	$812,569	$170,079
Administration Fees	17,081	16,098	50,786	189,884
Distribution Fees	15,481	11,677	23,258	27,560
Shareholder Servicing Fees	7,118	7,652	12,892	—
Transfer Agent Fees	25,786	32,336	115,646	37,993
Trustee Fees	548	457	1,468	14,353

	$219,740	$164,807	$1,016,619	$439,869

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

288	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

5.	Federal Income Taxes

At October 31, 2008, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/09	10/31/10	10/31/11	10/31/12	10/31/13

Russell U.S. Core Equity	$—	$—	$—	$—	$—
Russell U.S. Quantitative Equity	—	—	—	—	—
Russell U.S. Growth	—	—	—	—	—
Russell U.S. Value	1,393,793	362,611	—	—	—
Russell U.S. Small & Mid Cap	—	—	—	—	—
Russell International Developed Markets	—	—	—	—	—
Russell Global Equity	—	—	—	—	—
Russell Emerging Markets	—	—	—	—	—
Russell Tax-Managed U.S. Large Cap	—	46,414,873	—	—	—
Russell Tax-Managed U.S. Mid & Small Cap	—	—	—	—	—
Russell Strategic Bond	—	—	—	—	—
Russell Investment Grade Bond	—	—	—	—	—
Russell Short Duration Bond	—	—	—	—	4,743,484
Russell Tax Exempt Bond	—	—	—	357,343	—
Russell Real Estate Securities	—	—	—	—	—
Russell Money Market	35,378	—	43,223	—	3,147

Funds	10/31/14	10/31/15	10/31/16	Totals
Russell U.S. Core Equity	$—	$—	$448,494,718	$448,494,718
Russell U.S. Quantitative Equity	—	—	300,317,173	300,317,173
Russell U.S. Growth	—	—	20,065,350	20,065,350
Russell U.S. Value	—	—	71,282,905	73,039,309
Russell U.S. Small & Mid Cap	—	—	294,033,706	294,033,706
Russell International Developed Markets	—	—	506,675,262	506,675,262
Russell Global Equity	—	—	174,572,421	174,572,421
Russell Emerging Markets	—	—	—	—
Russell Tax-Managed U.S. Large Cap	—	—	52,837,432	99,252,305
Russell Tax-Managed U.S. Mid & Small Cap	—	—	11,463,649	11,463,649
Russell Strategic Bond	—	—	—	—
Russell Investment Grade Bond	9,735,242	—	—	9,735,242
Russell Short Duration Bond	7,439,440	1,010,941	—	13,193,865
Russell Tax Exempt Bond	634,298	1,197,042	4,001,028	6,189,711
Russell Real Estate Securities	—	—	96,444,114	96,444,114
Russell Money Market	11,753	17,488	2,749,077	2,860,066

Russell U.S. Value Fund had a capital loss carryforward of $11,874,284 that it acquired from the Equity Income Fund and Equity III Fund of which $1,393,793 and $362,611 will expire on October 31 of the years of 2009 and 2010, respectively.

Russell Investment Grade Bond Fund had a capital loss carryforward of $13,283,390 that it acquired from the Diversified Bond Fund which will expire on October 31, 2013. This capital loss carryforward can be utilized without any limitation until its expiration date.

Notes to Financial Statements	289

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

At April 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund

Cost of Investments	$4,698,190,935	$4,960,149,603	$122,705,574	$201,575,221	$1,659,165,706

Unrealized Appreciation	414,901,200	216,006,907	27,112,882	17,271,117	199,371,760
Unrealized Depreciation	(1,120,930,105)	(1,255,806,629)	(34,050,197)	(54,247,588)	(339,107,405)

Net Unrealized Appreciation (Depreciation)	$(706,028,905)	$(1,039,799,722)	$(6,937,315)	$(36,976,471)	$(139,735,645)

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Cost of Investments	$4,715,988,105	$1,073,909,722	$1,147,142,005	$343,144,896	$186,354,789

Unrealized Appreciation	266,218,492	36,368,276	320,570,248	54,325,845	14,746,159
Unrealized Depreciation	(1,179,881,435)	(206,645,913)	(424,875,446)	(70,576,441)	(30,849,107)

Net Unrealized Appreciation (Depreciation)	$(913,662,943)	$(170,277,637)	$(104,305,198)	$(16,250,596)	$(16,102,948)

	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund
Cost of Investments	$8,650,452,357	$1,425,661,489	$522,365,839	$384,273,080	$2,214,432,923

Unrealized Appreciation	98,474,095	23,069,972	5,884,891	12,150,041	418,986,314
Unrealized Depreciation	(1,284,867,293)	(142,029,744)	(26,441,515)	(7,327,612)	(792,714,645)

Net Unrealized Appreciation (Depreciation)	$(1,186,393,198)	$(118,959,772)	$(20,556,624)	$4,822,429	$(373,728,331)

290	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2009 and October 31, 2008 were as follows:

	Shares		Dollars

Russell U.S. Core Equity Fund	2009	2008	2009	2008

Class A(1)
Proceeds from shares sold	356	49	$6,338	$1,040
Shares issued in connection with acquisition of Diversified Equity Fund	—	788	—	21,768
Proceeds from reinvestment of distributions	6	1	105	15
Payments for shares redeemed	(261)	(57)	(4,492)	(1,200)

Net increase (decrease)	101	781	1,951	21,623

Class C(1)
Proceeds from shares sold	429	81	7,837	1,833
Shares issued in connection with acquisition of Diversified Equity Fund	—	4,360	—	120,382
Proceeds from reinvestment of distributions	12	1	226	30
Payments for shares redeemed	(794)	(281)	(14,090)	(6,413)

Total net increase (decrease)	(353)	4,161	(6,027)	115,832

Class E
Proceeds from shares sold	738	1,542	13,070	48,472
Shares issued in connection with acquisition of Diversified Equity Fund	—	2,376	—	65,598
Proceeds from reinvestment of distributions	31	166	575	5,392
Payments for shares redeemed	(611)	(807)	(10,702)	(21,785)

Total net increase (decrease)	158	3,277	2,943	97,677

Class I
Proceeds from shares sold	8,071	14,102	145,780	411,577
Proceeds from reinvestment of distributions	308	3,580	5,708	116,547
Payments for shares redeemed	(13,824)	(12,279)	(243,953)	(359,017)

Net increase (decrease)	(5,445)	5,403	(92,465)	169,107

Class S(1)
Proceeds from shares sold	14,878	4,511	266,919	103,706
Shares issued in connection with acquisition of Diversified Equity Fund	—	138,687	—	3,827,755
Proceeds from reinvestment of distributions	440	49	8,149	1,176
Payments for shares redeemed	(15,288)	(82,973)	(267,338)	(2,193,369)

Net increase (decrease)	30	60,274	7,730	1,739,268

Class Y
Proceeds from shares sold	4,722	86,858	82,552	2,335,213
Proceeds from reinvestment of distributions	815	1,548	15,080	49,634
Payments for shares redeemed	(7,857)	(10,447)	(136,951)	(305,883)

Net increase (decrease)	(2,320)	77,959	(39,319)	2,078,964

Total increase (decrease)	(7,829)	151,855	$(125,187)	$4,222,471

Notes to Financial Statements	291

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell U.S. Quantitative Equity Fund	2009	2008	2009	2008

Class A(1)
Proceeds from shares sold	187	35	$3,741	$807
Shares issued in connection with acquisition of Quantitative Equity Fund	—	637	—	18,674
Proceeds from reinvestment of distributions	5	—	97	12
Payments for shares redeemed	(152)	(25)	(2,957)	(564)

Net increase (decrease)	40	647	881	18,929

Class C(1)
Proceeds from shares sold	216	39	4,317	931
Shares issued in connection with acquisition of Quantitative Equity Fund	—	3,893	—	114,059
Proceeds from reinvestment of distributions	11	2	214	48
Payments for shares redeemed	(718)	(210)	(14,041)	(4,843)

Net increase (decrease)	(491)	3,724	(9,510)	110,195

Class E
Proceeds from shares sold	528	912	10,121	30,643
Shares issued in connection with acquisition of Quantitative Equity Fund	—	2,241	—	65,716
Proceeds from reinvestment of distributions	30	202	599	6,891
Payments for shares redeemed	(493)	(1,000)	(9,498)	(30,090)

Net increase (decrease)	65	2,355	1,222	73,160

Class I
Proceeds from shares sold	5,870	11,477	116,095	352,169
Proceeds from reinvestment of distributions	278	3,667	5,620	125,065
Payments for shares redeemed	(10,667)	(12,551)	(206,336)	(393,403)

Net increase (decrease)	(4,519)	2,593	(84,621)	83,831

Class S(1)
Proceeds from shares sold	11,269	3,362	222,367	80,296
Shares issued in connection with acquisition of Quantitative Equity Fund	—	129,013	—	3,787,829
Proceeds from reinvestment of distributions	431	40	8,713	1,022
Payments for shares redeemed	(13,089)	(76,554)	(252,871)	(2,151,043)

Net increase (decrease)	(1,389)	55,861	(21,791)	1,718,104

Class Y
Proceeds from shares sold	5,100	77,514	93,534	2,201,716
Proceeds from reinvestment of distributions	769	1,158	15,540	38,914
Payments for shares redeemed	(7,018)	(3,436)	(136,253)	(102,915)

Net increase (decrease)	(1,149)	75,236	(27,179)	2,137,715

Total increase (decrease)	(7,443)	140,416	$(140,998)	$4,141,934

292	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell U.S. Growth Fund	2009	2008	2009	2008

Class C
Proceeds from shares sold	140	386	$655	$3,026
Proceeds from reinvestment of distributions	—	59	—	496
Payments for shares redeemed	(336)	(447)	(1,526)	(3,349)

Net increase (decrease)	(196)	(2)	(871)	173

Class E
Proceeds from shares sold	54	358	261	2,826
Proceeds from reinvestment of distributions	1	36	5	323
Payments for shares redeemed	(121)	(152)	(587)	(1,187)

Net increase (decrease)	(66)	242	(321)	1,962

Class I
Proceeds from shares sold	1,309	2,118	6,662	17,849
Proceeds from reinvestment of distributions	61	496	312	4,557
Payments for shares redeemed	(2,592)	(3,648)	(12,861)	(28,748)

Net increase (decrease)	(1,222)	(1,034)	(5,887)	(6,342)

Class S
Proceeds from shares sold	1,941	2,838	9,686	22,676
Proceeds from reinvestment of distributions	24	354	120	3,220
Payments for shares redeemed	(3,164)	(3,301)	(15,668)	(25,642)

Net increase (decrease)	(1,199)	(109)	(5,862)	254

Total increase (decrease)	(2,683)	(903)	$(12,941)	$(3,953)

	Shares		Dollars
Russell U.S. Value Fund	2009	2008	2009	2008

Class C
Proceeds from shares sold	65	272	$319	$2,524
Proceeds from reinvestment of distributions	10	387	48	3,762
Payments for shares redeemed	(326)	(686)	(1,539)	(5,936)

Net increase (decrease)	(251)	(27)	(1,172)	350

Class E
Proceeds from shares sold	104	596	494	5,942
Proceeds from reinvestment of distributions	10	215	50	2,115
Payments for shares redeemed	(249)	(456)	(1,173)	(3,831)

Net increase (decrease)	(135)	355	(629)	4,226

Class I
Proceeds from shares sold	1,687	2,576	8,523	23,618
Proceeds from reinvestment of distributions	96	2,060	483	20,349
Payments for shares redeemed	(3,077)	(5,920)	(14,994)	(54,303)

Net increase (decrease)	(1,294)	(1,284)	(5,988)	(10,336)

Class S
Proceeds from shares sold	2,549	5,201	12,561	46,975
Proceeds from reinvestment of distributions	179	4,220	903	41,639
Payments for shares redeemed	(5,813)	(11,191)	(27,502)	(99,700)

Net increase (decrease)	(3,085)	(1,770)	(14,038)	(11,086)

Total increase (decrease)	(4,765)	(2,726)	$(21,827)	$(16,846)

Notes to Financial Statements	293

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell U.S. Small & Mid Cap Fund	2009	2008	2009	2008

Class A(1)
Proceeds from shares sold	144	29	$1,838	$540
Shares issued in connection with acquisition of Special Growth Fund	—	468	—	9,842
Proceeds from reinvestment of distributions	2	—	28	—
Payments for shares redeemed	(96)	(30)	(1,192)	(514)

Net increase (decrease)	50	467	674	9,868

Class C(1)
Proceeds from shares sold	192	59	2,427	1,027
Shares issued in connection with acquisition of Special Growth Fund	—	2,322	—	48,878
Proceeds from reinvestment of distributions	2		33	—
Payments for shares redeemed	(446)	(139)	(5,626)	(2,307)

Net increase (decrease)	(252)	2,242	(3,166)	47,598

Class E
Proceeds from shares sold	496	767	6,146	17,761
Shares issued in connection with acquisition of Special Growth Fund	—	1,148	—	24,167
Proceeds from reinvestment of distributions	7	261	87	6,343
Payments for shares redeemed	(534)	(675)	(6,866)	(14,853)

Net increase (decrease)	(31)	1,501	(633)	33,418

Class I
Proceeds from shares sold	2,633	5,656	33,554	120,374
Proceeds from reinvestment of distributions	66	2,916	882	71,050
Payments for shares redeemed	(5,529)	(6,288)	(68,836)	(143,610)

Net increase (decrease)	(2,830)	2,284	(34,400)	47,814

Class S(1)
Proceeds from shares sold	7,666	2,552	97,511	42,399
Shares issued in connection with acquisition of Special Growth Fund	—	59,237	—	1,252,855
Proceeds from reinvestment of distributions	140	—	1,883	—
Payments for shares redeemed	(7,955)	(30,175)	(98,339)	(603,517)

Net increase (decrease)	(149)	31,614	1,055	691,737

Class Y
Proceeds from shares sold	3,533	30,169	42,322	608,874
Proceeds from reinvestment of distributions	199	622	2,667	15,138
Payments for shares redeemed	(2,557)	(334)	(33,121)	(7,474)

Net increase (decrease)	1,175	30,457	11,868	616,538

Total increase (decrease)	(2,037)	68,565	$(24,602)	$1,446,973

294	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell International Developed Markets Fund	2009	2008	2009	2008

Class A(1)
Proceeds from shares sold	175	38	$3,868	$1,022
Shares issued in connection with acquisition of International Securities Fund	—	615	—	20,043
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(155)	(37)	(3,310)	(1,058)

Net increase (decrease)	20	616	558	20,007

Class C(1)
Proceeds from shares sold	206	68	4,528	1,812
Shares issued in connection with acquisition of International Securities Fund	—	3,524	—	114,815
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(705)	(264)	(15,183)	(7,259)

Net increase (decrease)	(499)	3,328	(10,655)	109,368

Class E
Proceeds from shares sold	680	1,091	14,317	42,444
Shares issued in connection with acquisition of International Securities Fund	—	2,219	—	72,286
Proceeds from reinvestment of distributions	—	287	—	12,223
Payments for shares redeemed	(550)	(1,146)	(11,744)	(35,887)

Net increase (decrease)	130	2,451	2,573	91,066

Class I
Proceeds from shares sold	7,925	13,131	172,659	482,224
Proceeds from reinvestment of distributions	—	7,125	—	302,631
Payments for shares redeemed	(11,778)	(14,502)	(251,413)	(540,930)

Net increase (decrease)	(3,853)	5,754	(78,754)	243,925

Class S(1)
Proceeds from shares sold	12,265	4,745	264,656	128,454
Shares issued in connection with acquisition of International Securities Fund	—	100,726		3,277,639
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(10,750)	(61,132)	(228,373)	(1,941,393)

Net increase (decrease)	1,515	44,339	36,283	1,464,700

Class Y
Proceeds from shares sold	4,461	62,545	91,298	2,015,787
Proceeds from reinvestment of distributions	—	1,608	—	68,012
Payments for shares redeemed	(5,483)	(1,973)	(118,360)	(72,824)

Net increase (decrease)	(1,022)	62,180	(27,062)	2,010,975

Total increase (decrease)	(3,709)	118,668	$(77,057)	$3,940,041

Notes to Financial Statements	295

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Global Equity Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	427	280	$2,355	$2,732
Proceeds from reinvestment of distributions	10	7	57	77
Payments for shares redeemed	(314)	(110)	(1,697)	(1,009)

Net increase (decrease)	123	177	715	1,800

Class C
Proceeds from shares sold	290	562	1,586	5,243
Proceeds from reinvestment of distributions	2	24	13	253
Payments for shares redeemed	(306)	(290)	(1,639)	(2,505)

Net increase (decrease)	(14)	296	(40)	2,991

Class E
Proceeds from shares sold	449	508	2,376	4,578
Proceeds from reinvestment of distributions	21	40	119	415
Payments for shares redeemed	(180)	(265)	(937)	(2,343)

Net increase (decrease)	290	283	1,558	2,650

Class S
Proceeds from shares sold	17,543	35,054	94,684	324,167
Proceeds from reinvestment of distributions	758	3,135	4,272	32,505
Payments for shares redeemed	(12,249)	(86,923)	(64,125)	(707,623)

Net increase (decrease)	6,052	(48,734)	34,831	(350,951)

Class Y(2)
Proceeds from shares sold	3,066	76,684	16,068	617,039
Proceeds from reinvestment of distributions	1,266	—	7,130	—
Payments for shares redeemed	(5,997)	(114)	(31,714)	(742)

Net increase (decrease)	(1,665)	76,570	(8,516)	616,297

Total increase (decrease)	4,786	28,592	$28,548	$272,787

296	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Emerging Markets Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	136	686	$1,322	$16,260
Proceeds from reinvestment of distributions	31	90	313	1,983
Payments for shares redeemed	(174)	(174)	(1,653)	(3,254)

Net increase (decrease)	(7)	602	(18)	14,989

Class C
Proceeds from shares sold	177	510	1,615	9,946
Proceeds from reinvestment of distributions	116	565	1,103	12,037
Payments for shares redeemed	(520)	(846)	(4,640)	(15,712)

Net increase (decrease)	(227)	229	(1,922)	6,271

Class E
Proceeds from shares sold	425	848	4,162	16,454
Proceeds from reinvestment of distributions	79	348	789	7,725
Payments for shares redeemed	(425)	(861)	(4,086)	(17,113)

Net increase (decrease)	79	335	865	7,066

Class S
Proceeds from shares sold	14,588	23,398	140,039	435,199
Proceeds from reinvestment of distributions	2,226	14,622	22,211	324,016
Payments for shares redeemed	(14,756)	(46,096)	(140,243)	(796,088)

Net increase (decrease)	2,058	(8,076)	22,007	(36,873)

Class Y(2)
Proceeds from shares sold	2,717	28,801	25,268	437,719
Proceeds from reinvestment of distributions	1,490	—	14,874	—
Payments for shares redeemed	(5,740)	(25)	(55,149)	(313)

Net increase (decrease)	(1,533)	28,776	(15,007)	437,406

Total increase (decrease)	370	21,866	$5,925	$428,859

	Shares		Dollars
Russell Tax-Managed U.S. Large Cap Fund	2009	2008	2009	2008

Class C
Proceeds from shares sold	144	365	$1,745	$7,218
Proceeds from reinvestment of distributions	1	—	9	—
Payments for shares redeemed	(344)	(329)	(4,020)	(6,080)

Net increase (decrease)	(199)	36	(2,266)	1,138

Class E
Proceeds from shares sold	187	295	2,183	5,728
Proceeds from reinvestment of distributions	11	4	138	82
Payments for shares redeemed	(143)	(115)	(1,693)	(2,169)

Net increase (decrease)	55	184	628	3,641

Class S
Proceeds from shares sold	7,513	7,676	91,503	144,863
Proceeds from reinvestment of distributions	328	170	4,086	3,770
Payments for shares redeemed	(10,338)	(8,532)	(125,943)	(150,360)

Net increase (decrease)	(2,497)	(686)	(30,354)	(1,727)

Total increase (decrease)	(2,641)	(466)	$(31,992)	$3,052

Notes to Financial Statements	297

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Tax-Managed U.S. Mid & Small Cap Fund	2009	2008	2009	2008

Class C
Proceeds from shares sold	175	338	$1,352	$4,041
Proceeds from reinvestment of distributions	—	89	—	1,124
Payments for shares redeemed	(349)	(367)	(2,543)	(4,194)

Net increase (decrease)	(174)	60	(1,191)	971

Class E
Proceeds from shares sold	90	104	684	1,308
Proceeds from reinvestment of distributions	2	20	14	276
Payments for shares redeemed	(70)	(78)	(540)	(982)

Net increase (decrease)	22	46	158	602

Class S
Proceeds from shares sold	3,545	8,242	28,931	109,484
Proceeds from reinvestment of distributions	119	1,340	1,023	18,522
Payments for shares redeemed	(6,263)	(10,935)	(51,212)	(140,604)

Net increase (decrease)	(2,599)	(1,353)	(21,258)	(12,598)

Total increase (decrease)	(2,751)	(1,247)	$(22,291)	$(11,025)

298	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Strategic Bond Fund	2009	2008	2009	2008

Class A(1)
Proceeds from shares sold	1,361	110	$12,369	$1,063
Shares issued in connection with acquisition of Multistrategy Bond Fund	—	2,421	—	23,851
Proceeds from reinvestment of distributions	76	5	694	45
Payments for shares redeemed	(791)	(106)	(7,199)	(1,003)

Net increase (decrease)	646	2,430	5,864	23,956

Class C(1)
Proceeds from shares sold	1,614	241	14,646	2,330
Shares issued in connection with acquisition of Multistrategy Bond Fund	—	11,048	—	108,821
Proceeds from reinvestment of distributions	260	19	2,362	185
Payments for shares redeemed	(2,279)	(786)	(20,726)	(7,504)

Net increase (decrease)	(405)	10,522	(3,718)	103,832

Class E
Proceeds from shares sold	1,531	2,892	13,831	29,293
Shares issued in connection with acquisition of Multistrategy Bond Fund	—	12,041	—	117,884
Proceeds from reinvestment of distributions	452	150	4,083	1,524
Payments for shares redeemed	(3,824)	(1,996)	(34,293)	(19,591)

Net increase (decrease)	(1,841)	13,087	(16,379)	129,110

Class I
Proceeds from shares sold	22,221	57,395	200,505	591,988
Proceeds from reinvestment of distributions	4,175	7,262	37,628	74,121
Payments for shares redeemed	(46,075)	(54,112)	(414,831)	(543,129)

Net increase (decrease)	(19,679)	10,545	(176,698)	122,980

Class S(1)
Proceeds from shares sold	39,397	12,772	358,711	122,494
Shares issued in connection with acquisition of Multistrategy Bond Fund	—	594,483	—	5,855,655
Proceeds from reinvestment of distributions	5,814	404	52,889	3,919
Payments for shares redeemed	(64,663)	(400,456)	(590,840)	(3,899,588)

Net increase (decrease)	(19,452)	207,203	(179,240)	2,082,480

Class Y
Proceeds from shares sold	21,519	390,011	192,819	3,783,974
Proceeds from reinvestment of distributions	10,582	1,709	95,402	16,948
Payments for shares redeemed	(70,425)	(58,988)	(632,085)	(563,735)

Net increase (decrease)	(38,324)	332,732	(343,864)	3,237,187

Total increase (decrease)	(79,055)	576,519	$(714,035)	$5,699,545

Notes to Financial Statements	299

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Investment Grade Bond Fund	2009	2008	2009	2008

Class C
Proceeds from shares sold	290	411	$5,537	$8,499
Shares issued in connection with acquisition of Diversified Bond Fund	—	—	—	—
Proceeds from reinvestment of distributions	24	62	463	1,249
Payments for shares redeemed	(284)	(600)	(5,424)	(12,191)

Net increase (decrease)	30	(127)	576	(2,443)

Class E
Proceeds from shares sold	168	1,314	3,229	27,277
Shares issued in connection with acquisition of Diversified Bond Fund	—	—	—	—
Proceeds from reinvestment of distributions	40	128	773	2,589
Payments for shares redeemed	(626)	(1,449)	(12,071)	(29,606)

Net increase (decrease)	(418)	(7)	(8,069)	260

Class I
Proceeds from shares sold	2,925	4,934	56,084	101,224
Proceeds from reinvestment of distributions	355	1,246	6,815	25,149
Payments for shares redeemed	(6,724)	(17,661)	(128,942)	(361,232)

Net increase (decrease)	(3,444)	(11,481)	(66,043)	(234,859)

Class S
Proceeds from shares sold	1,140	1,271	21,796	26,118
Shares issued in connection with acquisition of Diversified Bond Fund	—	—	—	—
Proceeds from reinvestment of distributions	113	377	2,163	7,618
Payments for shares redeemed	(2,321)	(5,459)	(44,556)	(111,969)

Net increase (decrease)	(1,068)	(3,811)	(20,597)	(78,233)

Class Y
Proceeds from shares sold	628	4,298	12,025	87,677
Proceeds from reinvestment of distributions	451	1,407	8,683	28,346
Payments for shares redeemed	(5,268)	(9,361)	(100,543)	(190,595)

Net increase (decrease)	(4,189)	(3,656)	(79,835)	(74,572)

Total increase (decrease)	(9,089)	(19,082)	$(173,968)	$(389,847)

300	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Short Duration Bond Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	440	332	$7,624	$6,233
Proceeds from reinvestment of distributions	6	8	103	144
Payments for shares redeemed	(120)	(147)	(2,093)	(2,741)

Net increase (decrease)	326	193	5,634	3,636

Class C
Proceeds from shares sold	482	738	8,347	13,630
Proceeds from reinvestment of distributions	17	31	290	567
Payments for shares redeemed	(454)	(374)	(7,883)	(6,863)

Net increase (decrease)	45	395	754	7,334

Class E
Proceeds from shares sold	274	361	4,776	6,779
Proceeds from reinvestment of distributions	11	34	190	629
Payments for shares redeemed	(380)	(483)	(6,617)	(8,993)

Net increase (decrease)	(95)	(88)	(1,651)	(1,585)

Class S
Proceeds from shares sold	6,044	6,502	104,875	121,643
Proceeds from reinvestment of distributions	256	831	4,448	15,427
Payments for shares redeemed	(4,651)	(16,966)	(80,596)	(312,420)

Net increase (decrease)	1,649	(9,633)	28,727	(175,350)

Class Y(2)
Proceeds from shares sold	360	6,811	6,257	122,471
Proceeds from reinvestment of distributions	121	78	2,109	1,380
Payments for shares redeemed	(755)	(429)	(13,217)	(7,492)

Net increase (decrease)	(274)	6,460	(4,851)	116,359

Total increase (decrease)	1,651	(2,673)	$28,613	$(49,606)

	Shares		Dollars
Russell Tax Exempt Bond Fund	2009	2008	2009	2008

Class C
Proceeds from shares sold	262	490	$5,471	$10,397
Proceeds from reinvestment of distributions	9	15	197	321
Payments for shares redeemed	(183)	(295)	(3,873)	(6,181)

Net increase (decrease)	88	210	1,795	4,537

Class E
Proceeds from shares sold	192	331	4,002	7,077
Proceeds from reinvestment of distributions	14	30	301	647
Payments for shares redeemed	(247)	(375)	(5,211)	(8,000)

Net increase (decrease)	(41)	(14)	(908)	(276)

Class S
Proceeds from shares sold	5,388	9,123	113,064	193,938
Proceeds from reinvestment of distributions	271	544	5,651	11,538
Payments for shares redeemed	(6,813)	(7,562)	(142,592)	(159,592)

Net increase (decrease)	(1,154)	2,105	(23,877)	45,884

Total increase (decrease)	(1,107)	2,301	$(22,990)	$50,145

Notes to Financial Statements	301

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars

Russell Real Estate Securities Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	86	489	$1,733	$20,243
Proceeds from reinvestment of distributions	15	54	274	2,084
Payments for shares redeemed	(98)	(97)	(1,882)	(3,594)

Net increase (decrease)	3	446	125	18,733

Class C
Proceeds from shares sold	137	273	2,637	10,439
Proceeds from reinvestment of distributions	36	294	658	11,238
Payments for shares redeemed	(318)	(538)	(6,107)	(20,271)

Net increase (decrease)	(145)	29	(2,812)	1,406

Class E
Proceeds from shares sold	485	517	9,247	19,853
Proceeds from reinvestment of distributions	35	167	646	6,486
Payments for shares redeemed	(237)	(443)	(4,614)	(16,915)

Net increase (decrease)	283	241	5,279	9,424

Class S
Proceeds from shares sold	10,562	17,347	210,687	679,199
Proceeds from reinvestment of distributions	861	6,766	16,384	266,946
Payments for shares redeemed	(8,337)	(31,755)	(166,260)	(1,254,352)

Net increase (decrease)	3,086	(7,642)	60,811	(308,207)

Class Y(2)
Proceeds from shares sold	9,470	17,644	172,923	690,002
Proceeds from reinvestment of distributions	663	101	12,602	3,594
Payments for shares redeemed	(3,631)	(439)	(77,550)	(15,935)

Net increase (decrease)	6,502	17,306	107,975	677,661

Total increase (decrease)	9,729	10,380	$171,378	$399,017

	On a Constant Dollar Basis
Russell Money Market Fund	2009	2008

Class A
Proceeds from shares sold	$101,129	$982,562
Proceeds from reinvestment of distributions	1,990	15,144
Payments for shares redeemed	(203,824)	(873,877)

Net increase (decrease)	(100,705)	123,829

Class S
Proceeds from shares sold	11,855,439	38,761,557
Proceeds from reinvestment of distributions	10,443	87,571
Payments for shares redeemed	(12,377,709)	(39,402,020)

Net increase (decrease)	(511,827)	(552,892)

Total increase (decrease)	$(612,532)	$(429,063)

(1)	For the period September 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period September 29, 2008 (commencement of operations) to October 31, 2008.

302	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2009, the Funds presented did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30, 2009, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%

Russell U.S. Core Equity Fund	3	47.2
Russell U.S. Quantitative Equity Fund	3	47.6
Russell U.S. Growth Fund	3	46.7
Russell U.S. Value Fund	2	53.3
Russell U.S. Small & Mid Cap Fund	4	55.1
Russell International Developed Markets Fund	4	55.9
Russell Global Equity Fund	4	67.4
Russell Emerging Markets Fund	4	54.9
Russell Tax-Managed U.S. Large Cap Fund	1	42.2
Russell Tax-Managed U.S. Mid & Small Cap Fund	1	36.4
Russell Strategic Bond Fund	2	42.5
Russell Investment Grade Bond Fund	2	25.2
Russell Short Duration Bond Fund	3	52.6
Russell Tax Exempt Bond Fund	2	48.6
Russell Real Estate Securities Fund	4	54.2
Russell Money Market Fund	2	38.4

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (10% for the Money Market Fund) in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Emerging Markets Fund - 0.0%
Magnitogorsk Iron & Steel Works - GDR	04/27/07	46,100	12.50	576	187

Russell Strategic Bond Fund - 2.9%
American Express Credit Account Master Trust	08/02/07	4,295,000	99.96	4,293	4,103
American Express Credit Account Master Trust	08/03/07	2,000,000	98.09	1,961	1,971

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Anglo American Capital PLC	04/02/09	2,110,000	100.00	2,110	2,148
Anheuser-Busch InBev	01/07/09	9,495,000	99.97	9,492	9,899
Apidos CDO	01/29/09	3,500,000	70.71	2,475	2,312
ARES CLO Funds	01/15/09	13,700,000	71.26	9,762	10,379
BNP Paribas Capital Trust	06/01/06	3,450,000	112.13	3,868	1,967
Bank of America Auto Trust	09/09/08	10,000,000	99.30	9,930	9,951
Black Diamond CLO, Ltd.	09/11/08	27,750,000	76.32	21,137	17,978
Bombardier, Inc.	11/10/06	500,000	128.47	642	483
Catlin Insurance Co., Ltd.	11/01/07	775,000	100.00	775	285
Citigroup Mortgage Loan Trust, Inc.	10/18/06	4,956,572	100.00	4,957	3,717
Citigroup Mortgage Loan Trust, Inc.	10/18/06	2,100,000	100.00	2,100	609
Citigroup Mortgage Loan Trust, Inc.	10/18/06	3,900,000	100.00	3,900	1,073
CC Holdings GS V LLC	04/15/09	1,345,000	97.09	1,306	1,358
Citigroup Commercial Mortgage Trust	10/18/06	548,008	100.00	548	478
COX Communications, Inc.	05/29/08	2,800,000	99.63	2,790	2,578
Deutsche ALT-A Securities NIM Trust	03/12/07	50,993	99.66	51	2
DG Funding Trust	11/04/03	479	10,585.30	5,070	4,805
FMG Finance Pty, Ltd.	10/03/08	800,000	95.11	761	700
Florida Gas Transmission Co. LLC	04/29/09	4,115,000	99.82	4,108	4,095
GMAC LLC	12/31/08	1,315,000	83.82	1,102	1,144
Grupo Senda Autotransporte SA de CV	03/07/08	4,500,000	95.24	4,286	2,565
HCA, Inc.	04/16/09	2,075,000	98.26	2,039	2,088
Huntington Auto Trust	06/03/08	2,892,829	100.00	2,893	2,888
Industrial Bank of Korea	04/16/09	3,350,000	99.27	3,325	3,297
JBS USA LLC	04/22/09	1,500,000	95.05	1,426	1,425
JPMorgan Auto Receivables Trust	09/19/08	6,000,000	99.99	6,000	5,971
LeasePlan Corp. NV	04/28/09	7,500,000	99.97	7,498	7,497
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	2,254,383	99.93	2,253	1,260
Loomis Sayles CBO	12/17/08	23,836,067	67.17	16,011	15,166
MetroPCS Wirless, Inc.	01/14/09	1,000,000	89.87	899	996
Nuveen Investments, Inc.	02/15/08	1,171,000	88.28	1,034	591
Qatar Govt International Bond	04/02/09	3,470,000	99.91	3,467	3,548
Qatar Govt International Bond	04/14/09	2,510,000	100.45	2,521	2,592
Qwest Corp.	04/07/09	2,625,000	95.45	2,506	2,612
Seagate Technology International	04/16/09	550,000	95.32	524	542
Securitized Asset Backed Receivables LLC Trust	02/14/08	4,451,054	97.52	4,341	4,206
Societe Financement de I’Elconomie Francaise	04/23/09	9,700,000	99.61	9,662	9,630
Southwestern Energy Co.	01/11/08	750,000	100.00	750	729
Steel Dynamics, Inc.	03/27/08	500,000	100.00	500	395
Structured Asset Securities Corp.	02/11/08	1,118,437	95.71	1,070	1,078
Symetra Financial Corp.	10/04/07	1,200,000	98.53	1,182	917
Telemar Norte Leste SA	04/16/09	4,095,000	99.83	4,088	4,269
TNK-BP Finance SA	10/03/07	1,200,000	98.86	1,186	852
Vedanta Resources PLC	06/25/08	2,500,000	100.00	2,500	1,825
Wachovia Auto Loan Owner Trust 2006-1	08/13/08	1,246,200	100.03	1,247	1,254
White Mountains Re Group, Ltd.	01/25/08	13,600,000	93.88	12,768	6,530
Williams Cos., Inc.	02/26/09	4,365,000	99.43	4,340	4,485

					171,243

Russell Investment Grade Bond Fund - 0.6%
CVS Pass-Through Trust	05/31/07	1,054,982	99.19	1,046	782
DG Funding Trust	11/04/03	392	10,587.26	4,150	3,932
Glitnir Banki HF	06/12/06	700,000	99.92	699	—
Glitnir Banki HF	07/21/06	270,000	100.00	270	34
Glitnir Banki HF	09/20/07	390,000	99.82	389	50
Kaupthing Bank Hf	05/12/06	100,000	99.72	100	7
Kaupthing Bank Hf	05/12/06	1,480,000	99.57	1,474	—
TNK-BP Finance SA	10/03/07	240,000	98.86	237	170
Williams Cos., Inc.	02/26/09	900,000	99.68	897	925

					5,900

304	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Short Duration Bond Fund - 1.0%
Anheuser-Busch InBev	01/07/09	500,000	103.52	518	521
DG Funding Trust	11/04/03	219	10,537.12	2,308	2,197
Global Signal Trust	04/20/09	110,000	95.59	105	108
Global Signal Trust	04/20/09	90,000	98.70	88	93
HCA, Inc.	04/16/09	325,000	98.02	319	327
Industrial Bank of Korea	04/16/09	530,000	99.27	526	521
SBA CMBS Trust	04/07/09	65,000	83.98	55	59
Telemar Norte Leste SA	04/16/09	540,000	99.59	538	563

					4,389

Russell Money Market Fund - 7.6%
Metropolitan Life Insurance Company	08/28/08	50,000,000	100.00	50,000	50,000
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater)	05/06/94	5,625,000	100.00	5,625	5,666
Protective Life Insurance Co.	02/25/08	50,000,000	100.00	50,000	50,000
Protective Life Insurance Co.	05/29/08	48,000,000	100.00	48,000	48,000
New York Life Insurance Co.	05/14/08	200,000,000	100.00	200,000	200,000

					353,666

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

10.	Dividends

On May 1, 2009, the Board declared the following dividends payable from net investment income. Dividends were paid on May 5, 2009, to shareholders of record May 4, 2009.

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Russell Investment Grade Bond Fund - Class I	$0.0962	$—	$—
Russell Investment Grade Bond Fund - Class E	0.0929	—	—
Russell Investment Grade Bond Fund - Class Y	0.0968	—	—
Russell Investment Grade Bond Fund - Class C	0.0797	—	—
Russell Investment Grade Bond Fund - Class S	0.0923	—	—
Russell Short Duration Fund - Class S	0.0568	—	—
Russell Short Duration Fund - Class E	0.0511	—	—
Russell Short Duration Fund - Class C	0.0376	—	—
Russell Short Duration Fund - Class A	0.0511	—	—
Russell Short Duration Fund - Class Y	0.0544	—	—
Russell Strategic Bond Fund - Class I	0.0434	—	—
Russell Strategic Bond Fund - Class E	0.0416	—	—
Russell Strategic Bond Fund - Class Y	0.0438	—	—
Russell Strategic Bond Fund - Class A	0.0409	—	—
Russell Strategic Bond Fund - Class C	0.0351	—	—
Russell Strategic Bond Fund - Class S	0.0426	—	—
Russell Tax Exempt Bond - Class S	0.0602	—	—
Russell Tax Exempt Bond - Class E	0.0558	—	—
Russell Tax Exempt Bond - Class C	0.0434	—	—

Notes to Financial Statements	305

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

On June 1, 2009, the Board declared the following dividends payable from net investment income. Dividends were paid on June 3, 2009, to shareholders of record June 2, 2009.

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Russell Investment Grade Bond Fund - Class I	$0.0778	$—	$—
Russell Investment Grade Bond Fund - Class E	0.0739	—	—
Russell Investment Grade Bond Fund - Class Y	0.0785	—	—
Russell Investment Grade Bond Fund - Class C	0.0603	—	—
Russell Investment Grade Bond Fund - Class S	0.0757	—	—
Russell Short Duration Fund - Class S	0.0577	—	—
Russell Short Duration Fund - Class E	0.0484	—	—
Russell Short Duration Fund - Class C	0.0443	—	—
Russell Short Duration Fund - Class A	0.0542	—	—
Russell Short Duration Fund - Class Y	0.0587	—	—
Russell Strategic Bond Fund - Class I	0.0453	—	—
Russell Strategic Bond Fund - Class E	0.0435	—	—
Russell Strategic Bond Fund - Class Y	0.0455	—	—
Russell Strategic Bond Fund - Class A	0.0426	—	—
Russell Strategic Bond Fund - Class C	0.0370	—	—
Russell Strategic Bond Fund - Class S	0.0443	—	—
Russell Tax Exempt Bond - Class S	0.0605	—	—
Russell Tax Exempt Bond - Class E	0.0564	—	—
Russell Tax Exempt Bond - Class C	0.0432	—	—

11.	Reorganizations

On September 8, 2008, the Russell U.S. Core Equity, Russell U.S. Small & Mid Cap, and Russell International Developed Markets Funds (“Acquiring Funds”) acquired the assets and liabilities of the Diversified Equity, Special Growth and International Securities Funds (“Acquired Funds”), respectively, and on September 22, 2008, Russell U.S. Quantitative Equity and Russell Strategic Bond Funds (“Acquiring Funds”) acquired the assets and liabilities of the Quantitative Equity and Multistrategy Bond Funds (“Acquired Funds”), respectively, through separate tax free reorganizations pursuant to plans of reorganization approved by the Board. The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation/(depreciation) and accumulated net realized gain (losses) immediately before and after the reorganizations:

	Before Reorganization		After Reorganization
	Diversified Equity Fund	Equity I Fund	Russell U.S. Core Equity Fund

Class A
Shares	536,491	3,500	791,928
Net assets	$21,768,501	$96,638	$21,865,139
Net asset value	$40.58	$27.61	$27.61
Unrealized appreciation/(depreciation)	$(2,929,906)	$(3,181)	$(2,933,087)
Accumulated net realized gains/(losses)	$(1,206,103)	$(214)	$(214)
Class C
Shares	3,096,982	3,500	4,363,604
Net assets	$120,382,374	$96,630	$120,479,004
Net asset value	$38.87	$27.61	$27.61
Unrealized appreciation/(depreciation)	$1,224,198	$(3,181)	$1,221,017
Accumulated net realized gains/(losses)	$(599,355)	$(214)	$(214)
Class E
Shares	1,615,359	2,341,760	4,717,642
Net assets	$65,598,094	$64,650,922	$130,249,016
Net asset value	$40.61	$27.61	$27.61
Unrealized appreciation/(depreciation)	$(774,383)	$(11,316,807)	$(12,091,190)
Accumulated net realized gains/(losses)	$(2,263,986)	$(6,521,747)	$(6,521,747)
Class I
Shares		41,843,109	41,843,109
Net assets		$1,154,791,657	$1,154,791,657
Net asset value		$27.60	$27.60
Unrealized appreciation/(depreciation)		$49,108,440	$49,108,440
Accumulated net realized gains/(losses)		$(37,102,239)	$(37,102,239)

306	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	Before Reorganization		After Reorganization
	Diversified Equity Fund	Equity I Fund	Russell U.S. Core Equity Fund

Class S
Shares	94,268,076	61,192	138,747,976
Net assets	$3,827,759,699	$1,688,773	$3,829,448,472
Net asset value	$40.61	$27.60	$27.60
Unrealized appreciation/(depreciation)	$(3,299,586)	$(17,874)	$(3,317,460)
Accumulated net realized gains/(losses)	$(155,291,577)	$(2,550)	$(2,550)
Class Y
Shares		13,338,805	13,338,805
Net assets		$367,922,262	$367,922,262
Net asset value		$27.58	$27.58
Unrealized appreciation/(depreciation		$(29,641,265)	$(29,641,265)
Accumulated net realized gains/(losses)		$(28,757,924)	$(28,757,924)

	Before Reorganization		After Reorganization
	Special Growth Fund	Equity II Fund	Russell U.S. Small & Mid Cap Fund

Class A
Shares	256,578	4,556	472,127
Net assets	$9,842,363	$95,895	$9,938,258
Net asset value	$38.36	$21.05	$21.05
Unrealized appreciation/(depreciation)	$(702,461)	$(4,059)	$(706,520)
Accumulated net realized gains/(losses)	$(1,156,690)	$(49)	$(49)
Class C
Shares	1,420,061	4,556	2,326,548
Net assets	$48,877,899	$95,887	$48,973,786
Net asset value	$34.42	$21.05	$21.05
Unrealized appreciation/(depreciation)	$(3,543,588)	$(4,058)	$(3,547,646)
Accumulated net realized gains/(losses)	$(6,834,443)	$(49)	$(49)
Class E
Shares	629,631	1,650,886	2,798,944
Net assets	$24,166,613	$34,743,912	$58,910,525
Net asset value	$38.38	$21.05	$21.05
Unrealized appreciation/(depreciation)	$(380,996)	$(6,526,780)	$(6,907,776)
Accumulated net realized gains/(losses)	$(2,527,797)	$(1,607,523)	$(1,607,523)
Class I
Shares		17,007,646	17,007,646
Net assets		$359,777,146	$359,777,146
Net asset value		$21.15	$21.15
Unrealized appreciation/(depreciation)		$17,761,630	$17,761,630
Accumulated net realized gains/(losses)		$(34,407,396)	$(34,407,396)
Class S
Shares	30,983,491	43,383	59,280,008
Net assets	$1,252,854,771	$917,681	$1,253,772,452
Net asset value	$40.44	$21.15	$21.15
Unrealized appreciation/(depreciation)	$(8,887,223)	$(11,047)	$(8,898,270)
Accumulated net realized gains/(losses)	$(121,235,027)	$(502)	$(502)
Class Y
Shares		4,169,285	4,169,285
Net assets		$88,107,870	$88,107,870
Net asset value		$21.13	$21.13
Unrealized appreciation/(depreciation		$(15,844,359)	$(15,844,359)
Accumulated net realized gains/(losses)		$(2,452,542)	$(2,452,542)

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	Before Reorganization		After Reorganization
	International Securities Fund	International Fund	Russell International Developed Markets Fund

Class A
Shares	381,576	2,870	618,048
Net assets	$20,042,496	$93,525	$20,136,021
Net asset value	$52.53	$32.58	$32.58
Unrealized appreciation/(depreciation)	$(5,496,578)	$(6,333)	$(5,502,911)
Accumulated net realized gains/(losses)	$(2,127,644)	$(165)	$(165)
Class C
Shares	2,277,673	2,870	3,526,972
Net assets	$114,815,281	$93,517	$114,908,798
Net asset value	$50.41	$32.58	$32.58
Unrealized appreciation/(depreciation)	$(7,269,216)	$(6,332)	$(7,275,548)
Accumulated net realized gains/(losses)	$5,705,552	$(165)	$(165)
Class E
Shares	1,372,393	1,646,284	3,865,020
Net assets	$72,286,412	$53,636,309	$125,922,721
Net asset value	$52.67	$32.58	$32.58
Unrealized appreciation/(depreciation)	$(7,663,252)	$(11,050,977)	$(18,714,229)
Accumulated net realized gains/(losses)	$(683,439)	$3,115,766	$3,115,766
Class I
Shares		38,083,681	38,083,681
Net assets		$1,239,108,684	$1,239,108,684
Net asset value		$32.54	$32.54
Unrealized appreciation/(depreciation)		$(187,706,830)	$(187,706,830)
Accumulated net realized gains/(losses)		$(79,803,372)	$(79,803,372)
Class S
Shares	61,423,863	51,013	100,777,466
Net assets	$3,277,639,959	$1,659,723	$3,279,299,682
Net asset value	$53.36	$32.54	$32.54
Unrealized appreciation/(depreciation)	$(284,078,295)	$(48,731)	$(284,127,026)
Accumulated net realized gains/(losses)	$(86,167,740)	$(1,082)	$(1,082)
Class Y
Shares		8,889,896	8,889,896
Net assets		$289,228,418	$289,228,418
Net asset value		$32.53	$32.53
Unrealized appreciation/(depreciation		$79,794,838	$79,794,838
Accumulated net realized gains/(losses)		$50,096,519	$50,096,519

	Before Reorganization		After Reorganization
	Quantitative Equity Fund	Equity Q Fund	Russell U.S. Quantitative Equity Fund

Class A
Shares	571,010	3,995	640,893
Net assets	$18,673,825	$117,115	$18,790,940
Net asset value	$32.70	$29.32	$29.32
Unrealized appreciation/(depreciation)	$(2,285,536)	$(2,170)	$(2,287,706)
Accumulated net realized gains/(losses)	$(1,215,689)	$(13)	$(13)
Class C
Shares	3,613,681	4,704	3,897,501
Net assets	$114,058,897	$137,847	$114,196,744
Net asset value	$31.56	$29.30	$29.30
Unrealized appreciation/(depreciation)	$(5,404,233)	$(1,173)	$(5,405,406)
Accumulated net realized gains/(losses)	$(3,503,708)	$(64)	$(64)

308	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	Before Reorganization		After Reorganization
	Quantitative Equity Fund	Equity Q Fund	Russell U.S. Quantitative Equity Fund

Class E
Shares	2,007,779	1,779,655	4,020,993
Net assets	$65,716,078	$52,182,859	$117,898,937
Net asset value	$32.73	$29.32	$29.32
Unrealized appreciation/(depreciation)	$(3,035,638)	$(9,961,422)	$(12,997,060)
Accumulated net realized gains/(losses)	$(3,490,564)	$(1,255,759)	$(1,255,759)
Class I
Shares		36,726,809	36,726,809
Net assets		$1,077,724,372	$1,077,724,372
Net asset value		$29.34	$29.34
Unrealized appreciation/(depreciation)		$(28,045,352)	$(28,045,352)
Accumulated net realized gains/(losses)		$6,170,666	$6,170,666
Class S
Shares	115,323,672	257,505	129,270,757
Net assets	$3,787,828,798	$7,560,518	$3,795,389,316
Net asset value	$32.85	$29.36	$29.36
Unrealized appreciation/(depreciation)	$(116,972,702)	$115,133	$(116,857,569)
Accumulated net realized gains/(losses)	$(195,827,705)	$(8,223)	$(8,223)
Class Y
Shares		10,922,517	10,922,517
Net assets		$320,535,410	$320,535,410
Net asset value		$29.35	$29.35
Unrealized appreciation/(depreciation		$1,790,623	$1,790,623
Accumulated net realized gains/(losses)		$(49,729,231)	$(49,729,231)

	Before Reorganization		After Reorganization
	Multistrategy Bond Fund	Fixed Income III Fund	Russell Strategic Bond Fund

Class A
Shares	2,531,148	29,543	2,450,939
Net assets	$23,850,764	$291,046	$24,141,810
Net asset value	$9.42	$9.85	$9.85
Unrealized appreciation/(depreciation)	$(1,967,283)	$(2,529)	$(1,969,812)
Accumulated net realized gains/(losses)	$(216,514)	$71	$71
Class C
Shares	11,554,827	25,833	11,073,655
Net assets	$108,821,567	$254,411	$109,075,978
Net asset value	$9.42	$9.85	$9.85
Unrealized appreciation/(depreciation)	$(9,633,085)	$(3,752)	$(9,636,837)
Accumulated net realized gains/(losses)	$454,733	$228	$228
Class E
Shares	12,509,964	2,878,304	14,919,559
Net assets	$117,884,144	$28,169,258	$146,053,402
Net asset value	$9.42	$9.79	$9.79
Unrealized appreciation/(depreciation)	$(10,217,638)	$(2,394,457)	$(12,612,095)
Accumulated net realized gains/(losses)	$(66,619)	$808,276	$808,276
Class I
Shares		158,333,557	158,333,557
Net assets		$1,546,528,112	$1,546,528,112
Net asset value		$9.77	$9.77
Unrealized appreciation/(depreciation)		$(127,395,854)	$(127,395,854)
Accumulated net realized gains/(losses)		$22,419,156	$22,419,156

Notes to Financial Statements	309

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Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	Before Reorganization		After Reorganization
	Multistrategy Bond Fund	Fixed Income III Fund	Russell Strategic Bond Fund

Class S
Shares	620,940,454	878,047	595,360,764
Net assets	$5,855,637,412	$8,644,418	$5,864,281,830
Net asset value	$9.43	$9.85	$9.85
Unrealized appreciation/(depreciation)	$(524,847,713)	$(171,212)	$(525,018,925)
Accumulated net realized gains/(losses)	$(36,112,658)	$(4,590)	$(4,590)
Class Y
Shares		18,716,732	18,716,732
Net assets		$182,900,254	$182,900,254
Net asset value		$9.77	$9.77
Unrealized appreciation/(depreciation		$(17,142,131)	$(17,142,131)
Accumulated net realized gains/(losses)		$3,365,339	$3,365,339

310	Notes to Financial Statements

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Russell Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held on April 21, 2009. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 20, 2009, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 21 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the Russell Money Market Fund (the “Money Market Fund”), which is currently managed by RIMCo.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great

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part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, quality and scope of services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered the possible impact of changes in RIMCo’s senior management during the course of 2008 and 2009 and a restructuring of the Russell organization, which was announced to the Board in January 2009 and detailed to the Board on April 15, 2009 and included a significant reduction in Russell’s workforce. Prior to the Independent Trustees’ private meeting on April 20 and at the April 21 meeting of the Board of Trustees, senior representatives of Russell and RIMCo discussed this organizational restructuring with the Board and assured the Board that the restructuring would not result in a diminution of the nature, quality or scope of the services provided to the Funds. The Board also discussed with these representatives the impact of developments over the past year in the financial services industry upon the financial resources available to the Russell organization.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year, and continues to manage, a portion — up to 10% — of the assets of each of the Russell U.S. Core Equity Fund, the Russell International Developed Markets Fund and the Russell U.S Quantitative Equity Fund (each a “Participating Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by each Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from each Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by each Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Tax-Managed U.S. Large Cap Fund and Russell Short Duration Bond Fund each had an Advisory Fee which on a contractual basis, an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked more than 5 basis points below the third quintile, in either the fourth or fifth quintile, for the 1-year period ended December 31, 2008. The Board considered RIMCo’s advice as to the reasons for these Funds’ Advisory Fee rankings and its undertaking to continue to monitor those fees against the Funds’ Comparable Funds’ fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for Funds other than the Money Market Fund encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also explained that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. During 2008, the Board noted that, generally, there was a reduction in the Funds’ assets as a result of market declines and related investor redemptions. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflect any economies of scale realized by that Fund, based upon any decline in assets during 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the Funds. In response to the Trustees’ inquiries, RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

With respect to the Funds’ total expenses, the Board noted that the total expenses for the Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell U.S. Growth Fund, Russell U.S. Value Fund, Russell Global Equity Fund, Russell Emerging Markets Fund and Russell Short Duration Bond Fund each were ranked in the fourth quintile relative to its Comparable Funds for the 1-year period ended December 31, 2008. In the case of the Russell U.S. Value, Russell U.S. Growth and Russell Emerging Markets Funds, the Board noted that new custody and transfer agent fee arrangements are expected to reduce those Funds’ total expenses in 2009. In the case of all such Funds, RIMCo undertook to continue to monitor the total expense levels.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the April 21 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the Advisory Fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement, except the Board concluded, as discussed below, that the performance of the Russell U.S. Value Fund, Russell U.S. Growth Fund, Russell U.S. Small & Mid Cap Fund, Russell Tax-Managed U.S. Large Cap and Russell U.S. Core Equity Funds, while disappointing, did not support a determination against continuation of the RIMCo Agreement in respect of those Funds. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods as most relevant. Although the relative performance of the Money Market Fund through December 31, 2008 supported continuation of the RIMCo Agreement with respect to that Fund, the Board, as discussed below, expressed concern regarding developments in 2008 which have affected the Money Market Fund’s performance since the date of the Third-Party Information and may affect the Fund’s future performance.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board also noted RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo advised the Board of its belief that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds are distributed primarily through financial intermediaries who determine and manage clients’ cash positions rather than rely on the Funds to hold uninvested cash. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market, such as 2008, but may enhance the Funds’ relative performance in a rising market.

With respect to the Russell U.S. Value Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile for the 1-, 3- and 5-year periods ended December 31, 2008. The Trustees considered management’s belief that the Fund tends to have a deeper value orientation than its Comparable Funds, a tendency which led to greater Fund exposure to market segments that performed poorly during the past year, such as mortgage and housing related stocks. The Trustees also considered RIMCo’s belief that the Russell U.S. Value Fund has a more contrarian approach than its Comparable Funds. RIMCo advised the Trustees that the Fund’s underperformance for the 1-year period ended December 31, 2008 significantly affected its performance for the 3- and 5-year periods ended such date.

With respect to the Russell U.S. Growth Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile for the 1-year period ended December 31, 2008 and in the fifth quintile for the 3- and 5-year periods ended such date. RIMCo expressed its belief that the Russell U.S. Growth Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds. RIMCo noted further that the Comparable Funds for the Russell U.S. Growth Fund include many funds that typically have smaller capitalization stocks than the Fund or its benchmark. Over the 3- and 5-year periods ended December 31, 2008, according to RIMCo, smaller cap stocks outperformed larger cap stocks.

With respect to the Russell U.S. Small & Mid Cap Fund, the Third-Party Information indicated that the Fund’s performance was ranked in the fifth quintile for the 1- and 5-year periods ended December 31, 2008 and was ranked in the fourth quintile for the 3-year period ended such date. RIMCo noted that the Comparable Funds consist of funds investing in small cap stocks while the Russell U.S. Small & Mid Cap Fund invests in both small and mid cap stocks and is managed against a different index. Over the past three years, small and mid cap stocks, as a single class, have underperformed small cap stocks. RIMCo noted further that the Russell U.S. Small & Mid Cap Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds.

With respect to the Russell U.S. Core Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile for the 1-year period ended December 31, 2008; in the fourth quintile for the 3-year period ended such date; and the third quintile for the 5-year period ended such date. RIMCo noted that the Russell U.S. Core Equity Fund’s underperformance for the 1-year period had a significant negative impact on its performance for the 3-year period. RIMCo noted further that the Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds. Lastly, RIMCo expressed its belief that the Russell U.S. Core Equity Fund’s more concentrated active managers were particularly affected by the risk-averse market environment of 2008.

With respect to the Russell Tax-Managed U.S. Large Cap Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile for the 1- and 3-year periods ended December 31, 2008, and that its performance for the 5-year period ended on such date was ranked in the fourth quintile. RIMCo noted that the Russell Tax-Managed U.S. Large Cap Fund’s underperformance for the 1-year period had a significant negative impact on its performance for the 3-year period. RIMCo noted further that the Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds. Lastly, RIMCo noted that Comparable Funds included not only funds that are managed in a tax-aware manner, such as the Russell Tax-Managed U.S. Large Cap Fund, but funds that are focused on maximizing returns without regard to tax consequences. According to RIMCo, constraints in managing the Russell Tax-Managed U.S. Large Cap Fund in a tax-aware manner put the Fund at a disadvantage relative to its Comparable Funds universe.

With respect to the Money Market Fund, the Board noted that the Third-Party Information showed that the Fund’s performance was ranked in the first quintile for each of the 1-, 3-, and 5-year periods ended December 31, 2008 and noted RIMCo’s advice that the Money Market Fund outperformed its benchmark for the 1- and 3-year periods ended such date. However, the Board in evaluating the Fund’s performance also noted that the Money Market Fund held a position in Lehman Brothers debt which defaulted in September 2008 and remains in default. RIMCo has provided a capital support agreement which requires RIMCo, subject to certain terms and conditions, to pay an amount up to approximately $403 million in the event that a disposition of the Lehman debt causes

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the Fund’s market-based net asset value to fall below a stated threshold compared to the Fund’s net asset value calculated pursuant to regulatory requirements; it being the intent of the arrangement to support, to the extent of the $403 million cap, maintenance of the Money Market Fund’s net asset value at $1 notwithstanding the Fund’s investments in the Lehman debt. RIMCo noted that the Money Market Fund’s Lehman debt holdings are a non-yielding asset which will have a negative impact on the Fund’s yield. The magnitude of the impact of the Lehman debt holdings will depend, among other things, upon the length of time they are held in the Money Market Fund and also the overall level of nominal rates. A disposition of the Lehman debt holdings must occur prior to the termination of the capital support agreement in September 2009. The Board further considered RIMCo’s advice that it has shifted the Money Market Fund’s focus from yield to preservation of capital; that the portfolio management team has changed since the Lehman debt default; and that RIMCo has undertaken enhancements to its risk management, pre-trade review and credit review processes.

The Board also considered that the performance of certain Funds that have loaned portfolio securities has been subject to a negative impact associated with declining values of investments of cash collateral held in respect of such loans. In considering the performance of the affected Funds, the Board, among other things, considered RIMCo’s assessment of the benefits and risks of continuation of the Funds’ securities lending program notwithstanding this negative impact and steps which have been taken by RIMCo to enhance the process for selection and monitoring of investments of cash collateral held in respect of portfolio securities loans.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the April 21 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 21 Board meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

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Shareholder Requests for Additional Information — April 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

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Disclosure of Information about Fund Trustees and Officers — April 30, 2009 (Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	319

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

•  U.S. General Counsel and Assistant Secretary, FRC

•  Director and Assistant Secretary, RIA

•  Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•  Secretary and Chief Legal Counsel, RIC and RIF

320	Disclosure of Information about Fund Trustees and Officers

Russell Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2009

Russell U.S. Core Equity Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Mellon Capital Management Corporation, Boston, MA

Russell U.S. Growth Fund

Cornerstone Capital Management, Inc., Bloomington, MN

Delaware Management Company, a series of Delaware Management Business Trust, Philadelphia, PA

Fuller & Thaler Asset Management, Inc., San Mateo, CA

Suffolk Capital Management, LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Value Fund

DePrince, Race & Zollo, Inc., Winter Park, FL

Iridian Asset Management LLC, Westport, CT

JS Asset Management, LLC, West Conshohocken, PA

Systematic Financial Management, L.P., Teaneck, NJ

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Russell Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

Palisades Investment Partners, LLC, Santa Monica, CA

Sands Capital Management, Inc., Arlington, VA

Turner Investment Partners, Inc., Berwyn, PA

Adviser, Money Managers and Service Providers	321

Russell Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Russell Tax-Managed U.S. Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management, Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Transamerica Investment Management, LLC, Los Angeles, CA

Turner Investment Partners, Inc., Berwyn, PA

Russell Strategic Bond Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Tax Exempt Bond Fund

Delaware Management Company, a series of Delaware Management Business Trust, Philadelphia, PA

Standish Mellon Asset Management Company LLC, Boston, MA

Russell Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Russell Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

322	Manager, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-226

2009 SEMIANNUAL REPORT

LifePoints® Funds

APRIL 30, 2009

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Semiannual Report

April 30, 2009 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,016.20	$1,022.46
Expenses Paid During Period*	$2.35	$2.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,013.40	$1,018.74
Expenses Paid During Period*	$6.09	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,016.20	$1,022.46
Expenses Paid During Period*	$2.35	$2.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,018.30	$1,023.70
Expenses Paid During Period*	$1.10	$1.10

*	Expenses are equal to the Fund’s annualized expense ratio of 0.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,016.10	$1,022.46
Expenses Paid During Period*	$2.35	$2.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,015.10	$1,021.22
Expenses Paid During Period*	$3.60	$3.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.72% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,017.20	$1,023.70
Expenses Paid During Period*	$1.10	$1.10

*	Expenses are equal to the Fund’s annualized expense ratio of 0.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

4	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 77.6%
Russell Short Duration Bond Fund	4,944,017	87,262
Russell Strategic Bond Fund	28,886,905	264,026

		351,288

Domestic Equities - 15.7%
Russell Real Estate Securities Fund	770,117	16,634
Russell U.S. Core Equity Fund	1,563,243	29,811
Russell U.S. Quantitative Equity Fund	1,214,765	24,587

		71,032

International Equities - 6.6%
Russell Global Equity Fund	1,727,514	9,916
Russell International Developed Markets Fund	873,316	19,807

		29,723

Total Investments - 99.9% (identified cost $515,967)		452,043

Other Assets and Liabilities, Net - 0.1%		429

Net Assets - 100.0%		452,472

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	5

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$999.00	$1,022.32
Expenses Paid During Period*	$2.48	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$996.00	$1,018.60
Expenses Paid During Period*	$6.19	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$999.00	$1,022.32
Expenses Paid During Period*	$2.48	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

6	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,001.20	$1,023.51
Expenses Paid During Period*	$1.29	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$999.00	$1,022.32
Expenses Paid During Period*	$2.48	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$998.00	$1,021.08
Expenses Paid During Period*	$3.72	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,000.00	$1,023.51
Expenses Paid During Period*	$1.29	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Moderate Strategy Fund	7

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 59.3%
Russell Strategic Bond Fund	53,775,556	491,509

Domestic Equities - 26.5%
Russell Real Estate Securities Fund	1,260,049	27,217
Russell U.S. Core Equity Fund	4,385,299	83,628
Russell U.S. Quantitative Equity Fund	4,118,444	83,357
Russell U.S. Small & Mid Cap Fund	1,847,458	25,735

		219,937

International Equities - 14.2%
Russell Emerging Markets Fund	1,489,167	17,200
Russell Global Equity Fund	4,357,976	25,015
Russell International Developed Markets Fund	3,331,270	75,553

		117,768

Total Investments - 100.0% (identified cost $1,032,821)		829,214

Other Assets and Liabilities, Net - (0.0%)		(9)

Net Assets - 100.0%		829,205

See accompanying notes which are an integral part of the financial statements.

8	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$983.00	$1,022.27
Expenses Paid During Period*	$2.51	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$978.80	$1,018.55
Expenses Paid During Period*	$6.18	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$983.10	$1,022.27
Expenses Paid During Period*	$2.51	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Balanced Strategy Fund	9

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$984.20	$1,023.51
Expenses Paid During Period*	$1.28	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$983.10	$1,022.27
Expenses Paid During Period*	$2.51	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$980.90	$1,021.03
Expenses Paid During Period*	$3.73	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$984.10	$1,023.51
Expenses Paid During Period*	$1.28	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 39.2%
Russell Strategic Bond Fund	152,826,468	1,396,834

Domestic Equities - 39.7%
Russell Real Estate Securities Fund	9,180,735	198,304
Russell U.S. Core Equity Fund	28,165,721	537,120
Russell U.S. Quantitative Equity Fund	26,362,416	533,575
Russell U.S. Small & Mid Cap Fund	10,589,356	147,510

		1,416,509

International Equities - 21.1%
Russell Emerging Markets Fund	9,613,288	111,034
Russell Global Equity Fund	24,818,815	142,460
Russell International Developed Markets Fund	21,993,757	498,818

		752,312

Total Investments - 100.0% (identified cost $4,769,424)		3,565,655

Other Assets and Liabilities, Net - (0.0%)		(296)

Net Assets - 100.0%		3,565,359

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	11

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$959.70	$1,022.27
Expenses Paid During Period*	$2.48	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$956.70	$1,018.55
Expenses Paid During Period*	$6.11	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$961.10	$1,022.77
Expenses Paid During Period*	$2.48	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

12	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$962.20	$1,023.51
Expenses Paid During Period*	$1.26	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$961.10	$1,022.27
Expenses Paid During Period*	$2.48	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$958.90	$1,021.03
Expenses Paid During Period*	$3.69	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$962.20	$1,023.51
Expenses Paid During Period*	$1.26	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Growth Strategy Fund	13

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 18.3%
Russell Strategic Bond Fund	49,164,495	449,363

Domestic Equities - 54.2%
Russell Real Estate Securities Fund	7,595,061	164,053
Russell U.S. Core Equity Fund	27,198,670	518,679
Russell U.S. Quantitative Equity Fund	24,199,788	489,804
Russell U.S. Small & Mid Cap Fund	11,108,993	154,748

		1,327,284

International Equities - 27.5%
Russell Emerging Markets Fund	9,103,437	105,145
Russell Global Equity Fund	25,744,074	147,771
Russell International Developed Markets Fund	18,539,158	420,468

		673,384

Total Investments - 100.0% (identified cost $3,597,915)		2,450,031

Other Assets and Liabilities, Net - (0.0%)		(1,197)

Net Assets - 100.0%		2,448,834

See accompanying notes which are an integral part of the financial statements.

14	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$935.80	$1,022.22
Expenses Paid During Period*	$2.50	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$933.00	$1,018.55
Expenses Paid During Period*	$6.04	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$936.00	$1,022.22
Expenses Paid During Period*	$2.50	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity Growth Strategy Fund	15

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$937.40	$1,023.46
Expenses Paid During Period*	$1.30	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$936.00	$1,022.22
Expenses Paid During Period*	$2.50	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$933.80	$1,020.98
Expenses Paid During Period*	$3.69	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$937.40	$1,023.46
Expenses Paid During Period*	$1.30	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

16	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 65.0%
Russell Real Estate Securities Fund	3,939,376	85,090
Russell U.S. Core Equity Fund	15,518,005	295,928
Russell U.S. Quantitative Equity Fund	13,944,991	282,247
Russell U.S. Small & Mid Cap Fund	5,915,474	82,403

		745,668

International Equities - 35.0%
Russell Emerging Markets Fund	5,209,364	60,168
Russell Global Equity Fund	13,850,604	79,503
Russell International Developed Markets Fund	11,579,809	262,630

		402,301

Total Investments - 100.0% (identified cost $1,792,975)		1,147,969

Other Assets and Liabilities, Net - 0.0%		182

Net Assets - 100.0%		1,148,151

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	17

Russell Investment Company

2010 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,003.60	$1,023.55
Expenses Paid During Period*	$1.24	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,003.60	$1,023.55
Expenses Paid During Period*	$1.24	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,003.40	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

18	2010 Strategy Fund

Russell Investment Company

2010 Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,002.60	$1,023.55
Expenses Paid During Period*	$1.24	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,000.40	$1,022.32
Expenses Paid During Period*	$2.48	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,004.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

* There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2010 Strategy Fund	19

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company
Series Mutual Funds

Bonds - 64.6%
Russell Short Duration Bond Fund	183,336	3,236
Russell Strategic Bond Fund	3,548,967	32,438

		35,674

Domestic Equities - 23.4%
Russell Real Estate Securities Fund	86,409	1,866
Russell U.S. Core Equity Fund	257,335	4,907
Russell U.S. Quantitative Equity Fund	240,953	4,877
Russell U.S. Small & Mid Cap Fund	89,425	1,246

		12,896

International Equities - 12.0%
Russell Emerging Markets Fund	73,059	844
Russell Global Equity Fund	265,958	1,527
Russell International Developed Markets Fund	187,853	4,260

		6,631

Total Investments - 100.0% (identified cost $64,648)		55,201

Other Assets and Liabilities, Net - 0.0%		3

Net Assets - 100.0%		55,204

See accompanying notes which are an integral part of the financial statements.

20	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$993.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$992.80	$1,023.55
Expenses Paid During Period*	$1.24	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$991.00	$1,022.32
Expenses Paid During Period*	$2.47	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2015 Strategy Fund	21

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.5%
Other Russell Investment Company
Series Mutual Funds

Bonds - 55.0%
Russell Strategic Bond Fund	311,028	2,843

Domestic Equities - 28.9%
Russell Real Estate Securities Fund	8,958	193
Russell U.S. Core Equity Fund	29,785	568
Russell U.S. Quantitative Equity Fund	27,942	566
Russell U.S. Small & Mid Cap Fund	12,067	168

		1,495

International Equities - 15.6%
Russell Emerging Markets Fund	10,131	117
Russell Global Equity Fund	28,800	165
Russell International Developed Markets Fund	23,012	522

		804

Total Investments - 99.5% (identified cost $4,960)		5,142

Other Assets and Liabilities, Net - 0.5%		27

Net Assets - 100.0%		5,169

See accompanying notes which are an integral part of the financial statements.

22	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$983.60	$1,023.55
Expenses Paid During Period*	$1.23	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$984.90	$1,023.55
Expenses Paid During Period*	$1.23	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$985.80	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2020 Strategy Fund	23

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$985.00	$1,023.55
Expenses Paid During Period*	$1.23	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$984.00	$1,022.32
Expenses Paid During Period*	$2.46	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$987.00	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

24	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company
Series Mutual Funds

Bonds - 44.1%
Russell Strategic Bond Fund	6,325,568	57,816

Domestic Equities - 36.4%
Russell Real Estate Securities Fund	308,185	6,657
Russell U.S. Core Equity Fund	945,552	18,032
Russell U.S. Quantitative Equity Fund	887,507	17,963
Russell U.S. Small & Mid Cap Fund	370,830	5,165

		47,817

International Equities - 19.5%
Russell Emerging Markets Fund	333,029	3,846
Russell Global Equity Fund	856,432	4,916
Russell International Developed Markets Fund	743,830	16,870

		25,632

Total Investments - 100.0% (identified cost $158,959)		131,265

Other Assets and Liabilities, Net - 0.0%		33

Net Assets - 100.0%		131,298

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	25

Russell Investment Company

2025 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$970.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$968.60	$1,023.55
Expenses Paid During Period*	$1.22	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$966.50	$1,022.32
Expenses Paid During Period*	$2.44	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

26	2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.3%
Other Russell Investment Company Series Mutual Funds

Bonds - 29.1%
Russell Strategic Bond Fund	127,660	1,167

Domestic Equities - 46.1%
Russell Real Estate Securities Fund	11,095	240
Russell U.S. Core Equity Fund	36,903	704
Russell U.S. Quantitative Equity Fund	34,663	701
Russell U.S. Small & Mid Cap Fund	14,490	202

		1,847

International Equities - 24.1%
Russell Emerging Markets Fund	12,334	142
Russell Global Equity Fund	34,609	199
Russell International Developed Markets Fund	27,442	622

		963

Total Investments - 99.3% (identified cost $3,825)		3,977

Other Assets and Liabilities, Net - 0.7%		28

Net Assets - 100.0%		4,005

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	27

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$952.90	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$947.70	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$949.90	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

28	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$947.80	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$946.90	$1,022.32
Expenses Paid During Period*	$2.41	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$948.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2030 Strategy Fund	29

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.8%
Russell Strategic Bond Fund	1,079,035	9,862

Domestic Equities - 59.1%
Russell Real Estate Securities Fund	328,136	7,088
Russell U.S. Core Equity Fund	1,206,729	23,012
Russell U.S. Quantitative Equity Fund	1,133,122	22,935
Russell U.S. Small & Mid Cap Fund	474,686	6,612

		59,647

International Equities - 31.1%
Russell Emerging Markets Fund	401,125	4,633
Russell Global Equity Fund	1,133,437	6,506
Russell International Developed Markets Fund	891,003	20,208

		31,347

Total Investments - 100.0% (identified cost $135,937)		100,856

Other Assets and Liabilities, Net - 0.0%		39

Net Assets - 100.0%		100,895

See accompanying notes which are an integral part of the financial statements.

30	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$952.00	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$951.40	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$950.90	$1,022.32
Expenses Paid During Period*	$2.42	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2035 Strategy Fund	31

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 98.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.8%
Russell Strategic Bond Fund	28,754	263

Domestic Equities - 58.4%
Russell Real Estate Securities Fund	8,484	183
Russell U.S. Core Equity Fund	31,728	605
Russell U.S. Quantitative Equity Fund	29,824	604
Russell U.S. Small & Mid Cap Fund	12,318	171

		1,563

International Equities - 30.7%
Russell Emerging Markets Fund	10,413	120
Russell Global Equity Fund	29,755	171
Russell International Developed Markets Fund	23,397	531

		822

Total Investments - 98.9% (identified cost $2,604)		2,648

Other Assets and Liabilities, Net - 1.1%		30

Net Assets - 100.0%		2,678

See accompanying notes which are an integral part of the financial statements.

32	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$949.20	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$949.40	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$950.30	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2040 Strategy Fund	33

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2009 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$949.40	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$948.40	$1,022.32
Expenses Paid During Period*	$2.42	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$950.30	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

34	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.8%
Russell Strategic Bond Fund	795,280	7,269

Domestic Equities - 59.1%
Russell Real Estate Securities Fund	234,020	5,055
Russell U.S. Core Equity Fund	886,077	16,898
Russell U.S. Quantitative Equity Fund	832,711	16,854
Russell U.S. Small & Mid Cap Fund	346,818	4,831

		43,638

International Equities - 31.1%
Russell Emerging Markets Fund	294,457	3,401
Russell Global Equity Fund	832,265	4,777
Russell International Developed Markets Fund	653,488	14,821

		22,999

Total Investments - 100.0% (identified cost $97,962)		73,906

Other Assets and Liabilities, Net - 0.0%		7

Net Assets - 100.0%		73,913

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	35

Russell Investment Company

2045 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$951.40	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$950.80	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$950.20	$1,022.32
Expenses Paid During Period*	$2.42	$2.51

•	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

36	2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 98.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.8%
Russell Strategic Bond Fund	23,595	216

Domestic Equities - 58.2%
Russell Real Estate Securities Fund	6,495	140
Russell U.S. Core Equity Fund	26,028	497
Russell U.S. Quantitative Equity Fund	24,523	496
Russell U.S. Small & Mid Cap Fund	10,070	140

		1,273

International Equities - 30.6%
Russell Emerging Markets Fund	8,409	97
Russell Global Equity Fund	24,438	140
Russell International Developed Markets Fund	19,032	432

		669

Total Investments - 98.6% (identified cost $2,394)		2,158

Other Assets and Liabilities, Net - 1.4%		30

Net Assets - 100.0%		2,188

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	37

Russell Investment Company

2050 Strategy Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$954.20	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$953.70	$1,023.55
Expenses Paid During Period*	$1.21	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$952.60	$1,022.32
Expenses Paid During Period*	$2.42	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

38	2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.8%
Russell Strategic Bond Fund	73,307	670

Domestic Equities - 58.8%
Russell Real Estate Securities Fund	20,863	450
Russell U.S. Core Equity Fund	82,315	1,570
Russell U.S. Quantitative Equity Fund	77,272	1,564
Russell U.S. Small & Mid Cap Fund	32,003	446

		4,030

International Equities - 31.0%
Russell Emerging Markets Fund	26,913	311
Russell Global Equity Fund	77,273	444
Russell International Developed Markets Fund	60,493	1,372

		2,127

Total Investments - 99.6% (identified cost $6,557)		6,827

Other Assets and Liabilities, Net - 0.4%		30

Net Assets - 100.0%		6,857

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	39

Russell Investment Company

In Retirement Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,008.50	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,007.80	$1,023.55
Expenses Paid During Period*	$1.24	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$1,005.90	$1,022.32
Expenses Paid During Period*	$2.49	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

40	In Retirement Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 98.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 67.2%
Russell Short Duration Bond Fund	12,147	214
Russell Strategic Bond Fund	175,928	1,608

		1,822

Domestic Equities - 21.0%
Russell Real Estate Securities Fund	3,722	80
Russell U.S. Core Equity Fund	11,524	220
Russell U.S. Quantitative Equity Fund	10,858	220
Russell U.S. Small & Mid Cap Fund	3,463	48

		568

International Equities - 10.7%
Russell Emerging Markets Fund	2,784	32
Russell Global Equity Fund	12,139	70
Russell International Developed Markets Fund	8,271	188

		290

Total Investments - 98.9% (identified cost $2,615)		2,680

Other Assets and Liabilities, Net - 1.1%		31

Net Assets - 100.0%		2,711

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	41

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities — April 30, 2009 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Assets
Investments, at identified cost	$515,967	$1,032,821	$4,769,424	$3,597,915
Investments, at market	452,043	829,214	3,565,655	2,450,031
Receivables:
Investments sold	783	—	—	10
Fund shares sold	1,077	2,178	6,252	3,991
From affiliates	53	44	62	65
Prepaid expenses	44	45	28	49

Total assets	454,000	831,481	3,571,997	2,454,146

Liabilities
Payables:
Investments purchased	—	973	315	—
Fund shares redeemed	1,232	764	4,035	3,637
Accrued fees to affiliates	252	459	2,045	1,505
Other accrued expenses	44	80	243	170

Total liabilities	1,528	2,276	6,638	5,312

Net Assets	$452,472	$829,205	$3,565,359	$2,448,834

See accompanying notes which are an integral part of the financial statements.

42	Statements of Assets and Liabilities

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

$1,792,975	$64,648	$4,960	$158,959	$3,825	$135,937	$2,604
1,147,969	55,201	5,142	131,265	3,977	100,856	2,648

226	25	—	—	1	—	5
2,291	140	1	357	—	295	—
35	33	26	38	28	37	28
36	8	23	8	23	8	24

1,150,557	55,407	5,192	131,668	4,029	101,196	2,705

—	—	1	274	—	90	—
1,651	163	—	33	1	157	4
660	12	2	29	1	22	1
95	28	20	34	22	32	22

2,406	203	23	370	24	301	27

$1,148,151	$55,204	$5,169	$131,298	$4,005	$100,895	$2,678

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	43

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2009 (Unaudited)

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(277)	$(509)	$(2,202)	$(1,561)
Accumulated net realized gain (loss)	(7,892)	(34,161)	(229,089)	(142,285)
Unrealized appreciation (depreciation) on investments	(63,924)	(203,607)	(1,203,769)	(1,147,884)
Shares of beneficial interest	524	1,014	4,649	3,518
Additional paid-in capital	524,041	1,066,468	4,995,770	3,737,046

Net Assets	$452,472	$829,205	$3,565,359	$2,448,834

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*	$8.62	$8.17	$7.67	$6.96

Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$9.15	$8.67	$8.14	$7.39
Class A — Net assets	$65,361,617	$152,012,062	$839,257,962	$629,681,581
Class A — Shares outstanding ($.01 par value)	7,582,962	18,599,855	109,434,493	90,423,594
Net asset value per share: Class C*	$8.58	$8.13	$7.62	$6.91
Class C — Net assets	$97,955,890	$185,484,690	$1,016,319,226	$654,773,773
Class C — Shares outstanding ($.01 par value)	11,416,666	22,816,372	133,379,591	94,809,347
Net asset value per share: Class E*	$8.64	$8.18	$7.69	$6.98
Class E — Net assets	$68,046,687	$141,559,904	$459,806,758	$341,948,513
Class E — Shares outstanding ($.01 par value)	7,871,946	17,313,392	59,815,835	49,021,920
Net asset value per share: Class R1*	$8.67	$8.21	$7.73	$7.02
Class R1 — Net assets	$4,252,232	$3,954,656	$26,219,633	$12,907,518
Class R1 — Shares outstanding ($.01 par value)	490,462	481,897	3,393,482	1,839,518
Net asset value per share: Class R2*	$8.63	$8.17	$7.68	$6.98
Class R2 — Net assets	$6,248,217	$12,709,644	$48,367,490	$22,648,313
Class R2 — Shares outstanding ($.01 par value)	723,620	1,555,610	6,301,095	3,246,110
Net asset value per share: Class R3*	$8.67	$8.20	$7.69	$6.99
Class R3 — Net assets	$150,955,843	$239,740,122	$734,437,753	$523,340,996
Class R3 — Shares outstanding ($.01 par value)	17,408,418	29,226,808	95,526,463	74,859,336
Net asset value per share: Class S*	$8.67	$8.20	$7.73	$7.02
Class S — Net assets	$59,651,195	$93,743,983	$440,949,978	$263,533,704
Class S — Shares outstanding ($.01 par value)	6,877,370	11,429,486	57,054,297	37,551,562
* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44	Statements of Assets and Liabilities

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

$(707)	$(14)	$(2)	$(27)	$(1)	$(22)	$—
(133,918)	(1,791)	(127)	(7,543)	(210)	(5,249)	(214)
(645,006)	(9,447)	182	(27,694)	152	(35,081)	44
1,867	67	7	166	6	144	4
1,925,915	66,389	5,109	166,396	4,058	141,103	2,844

$1,148,151	$55,204	$5,169	$131,298	$4,005	$100,895	$2,678

$6.33	$8.29	$—	$7.94	$—	$7.04	$—

$6.71	$8.79	$—	$8.43	$—	$7.47	$—
$213,163,692	$1,008,842	$—	$1,242,821	$—	$1,478,243	$—
33,689,764	121,760	—	156,449	—	209,880	—
$5.92	$—	$—	$—	$—	$—	$—
$327,286,201	$—	$—	$—	$—	$—	$—
55,284,192	—	—	—	—	—	—
$6.20	$8.30	$—	$7.94	$—	$7.01	$—
$156,396,606	$4,376,081	$—	$8,816,282	$—	$8,706,262	$—
25,232,316	527,375	—	1,110,042	—	1,241,456	—
$6.31	$8.30	$7.62	$7.95	$6.92	$7.02	$6.49
$6,240,868	$7,178,366	$498,755	$19,038,136	$339,198	$11,641,590	$528,793
989,187	864,542	65,441	2,395,546	49,047	1,659,505	81,540
$6.20	$8.29	$7.62	$7.93	$6.90	$7.00	$6.48
$24,780,487	$14,661,904	$1,015,858	$35,878,409	$1,124,536	$29,279,147	$705,356
3,996,916	1,767,893	133,358	4,522,261	162,864	4,182,603	108,813
$6.17	$8.28	$7.61	$7.92	$6.89	$7.00	$6.48
$254,536,840	$20,303,775	$3,654,444	$51,976,788	$2,541,054	$37,682,867	$1,443,360
41,224,781	2,450,797	480,008	6,562,023	368,577	5,381,531	222,757
$6.31	$8.31	$—	$7.95	$—	$7.01	$—
$165,746,569	$7,674,775	$—	$14,345,706	$—	$12,106,764	$—
26,263,824	923,762	—	1,805,540	—	1,726,148	—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	45

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2009 (Unaudited)

Amounts in thousands	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Assets
Investments, at identified cost	$97,962	$2,394	$6,557	$2,615
Investments, at market	73,906	2,158	6,827	2,680
Receivables:
Investments sold	276	29	18	64
Fund shares sold	—	8	—	—
From affiliates	35	27	28	26
Prepaid expenses	9	25	26	26

Total assets	74,226	2,247	6,899	2,796

Liabilities
Payables:
Investments purchased	224	—	—	—
Fund shares redeemed	43	37	19	63
Accrued fees to affiliates	17	—	1	1
Other accrued expenses	29	22	22	21

Total liabilities	313	59	42	85

Net Assets	$73,913	$2,188	$6,857	$2,711

See accompanying notes which are an integral part of the financial statements.

46	Statements of Assets and Liabilities

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2009 (Unaudited)

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,017	$—	$(2)	$(1)
Accumulated net realized gain (loss)	(3,648)	(89)	(98)	(54)
Unrealized appreciation (depreciation) on investments	(24,056)	(236)	270	65
Shares of beneficial interest	105	3	10	3
Additional paid-in capital	100,495	2,510	6,677	2,698

Net Assets	$73,913	$2,188	$6,857	$2,711

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*	$7.05	$—	$—	$—

Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$7.48	$—	$—	$—
Class A — Net assets	$724,270	$—	$—	$—
Class A — Shares outstanding ($.01 par value)	102,693	—	—	—
Net asset value per share: Class C*	$—	$—	$—	$—
Class C — Net assets	$—	$—	$—	$—
Class C — Shares outstanding ($.01 par value)	—	—	—	—
Net asset value per share: Class E*	$7.06	$—	$—	$—
Class E — Net assets	$5,867,032	$—	$—	$—
Class E — Shares outstanding ($.01 par value)	831,523	—	—	—
Net asset value per share: Class R1*	$7.06	$6.48	$6.57	$8.02
Class R1 — Net assets	$6,661,456	$827,362	$100,710	$121,611
Class R1 — Shares outstanding ($.01 par value)	943,300	127,591	15,319	15,163
Net asset value per share: Class R2*	$7.05	$6.48	$6.57	$8.02
Class R2 — Net assets	$22,937,920	$960,379	$5,776,137	$2,078,441
Class R2 — Shares outstanding ($.01 par value)	3,252,470	148,194	879,721	259,161
Net asset value per share: Class R3*	$7.04	$6.48	$6.57	$8.01
Class R3 — Net assets	$28,786,002	$400,307	$980,371	$510,836
Class R3 — Shares outstanding ($.01 par value)	4,089,100	61,812	149,315	63,764
Net asset value per share: Class S*	$7.06	$—	$—	$—
Class S — Net assets	$8,936,310	$—	$—	$—
Class S — Shares outstanding ($.01 par value)	1,265,381	—	—	—
* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	47

Russell Investment Company

LifePoints® Funds

Statements of Operations — For the Period Ended April 30, 2009 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund

Investment Income
Income distributions from Underlying Funds	$10,369	$17,859

Expenses
Advisory fees	420	806
Administrative fees	105	201
Custodian fees	20	20
Distribution fees - Class A	74	185
Distribution fees - Class C	334	678
Distribution fees - Class R3	185	298
Transfer agent fees - Class A	54	134
Transfer agent fees - Class C	81	163
Transfer agent fees - Class E	58	119
Transfer agent fees - Class R1	3	3
Transfer agent fees - Class R2	5	10
Transfer agent fees - Class R3	134	215
Transfer agent fees - Class S	44	79
Professional fees	22	31
Registration fees	59	65
Shareholder servicing fees - Class C	111	226
Shareholder servicing fees - Class E	80	166
Shareholder servicing fees - Class R2	7	15
Shareholder servicing fees - Class R3	185	298
Trustees’ fees	6	11
Printing fees	18	38
Miscellaneous	5	10

Expenses before reductions	2,010	3,771
Expense reductions	(563)	(875)

Net expenses	1,447	2,896

Net investment income (loss)	8,922	14,963

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,438)	(29,348)
Capital gain distributions from Underlying Funds	730	2,265

Net realized gain (loss)	(5,708)	(27,083)
Net change in unrealized appreciation (depreciation) on investments	4,786	7,067

Net realized and unrealized gain (loss)	(922)	(20,016)

Net Increase (Decrease) in Net Assets from Operations	$8,000	$(5,053)

See accompanying notes which are an integral part of the financial statements.

48	Statements of Operations

Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund

$62,441	$31,516	$9,302	$1,053	$43	$1,918

3,495	2,364	1,104	46	2	105
874	591	276	12	1	26
24	24	22	19	1	18
1,036	764	254	1	—	2
3,756	2,370	1,157	—	—	—
897	625	302	20	2	49
747	551	183	1	—	1
903	570	278	—	—	—
647	291	132	4	—	7
391	11	5	6	—	15
20	19	20	10	1	25
38	451	218	14	1	35
387	227	153	6	—	11
85	67	42	17	14	22
118	98	74	37	12	40
1,252	790	386	—	—	—
897	404	183	6	—	9
543	26	28	14	1	34
53	625	302	20	2	49
51	35	16	1	—	1
180	125	60	2	—	4
42	29	14	2	1	2

16,436	11,057	5,209	238	38	455
(3,416)	(2,349)	(1,111)	(178)	(34)	(313)

13,020	8,708	4,098	60	4	142

49,421	22,808	5,204	993	39	1,776

(178,277)	(105,752)	(74,664)	(1,635)	(123)	(5,954)
9,676	6,402	2,943	113	2	259

(168,601)	(99,350)	(71,721)	(1,522)	(121)	(5,695)
17,324	(53,219)	(27,958)	1,209	355	4,426

(151,277)	(152,569)	(99,679)	(313)	234	(1,269)

$(101,856)	$(129,761)	$(94,475)	$680	$273	$507

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	49

Russell Investment Company

LifePoints® Funds

Statements of Operations, continued — For the Period Ended April 30, 2009 (Unaudited)

Amounts in thousands	2025 Strategy Fund

Investment Income
Income distributions from Underlying Funds	$25

Expenses
Advisory fees	2
Administrative fees	—
Custodian fees	1
Distribution fees - Class A	—
Distribution fees - Class C	—
Distribution fees - Class R3	1
Transfer agent fees - Class A	—
Transfer agent fees - Class C	—
Transfer agent fees - Class E	—
Transfer agent fees - Class R1	—
Transfer agent fees - Class R2	1
Transfer agent fees - Class R3	1
Transfer agent fees - Class S	—
Professional fees	15
Registration fees	11
Shareholder servicing fees - Class C	—
Shareholder servicing fees - Class E	—
Shareholder servicing fees - Class R2	1
Shareholder servicing fees - Class R3	1
Trustees’ fees	—
Printing fees	—
Miscellaneous	1

Expenses before reductions	35
Expense reductions	(32)

Net expenses	3

Net investment income (loss)	22

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(117)
Capital gain distributions from Underlying Funds	2

Net realized gain (loss)	(115)
Net change in unrealized appreciation (depreciation) on investments	349

Net realized and unrealized gain (loss)	234

Net Increase (Decrease) in Net Assets from Operations	$256

See accompanying notes which are an integral part of the financial statements.

50	Statements of Operations

2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

$870	$13	$1,664	$13	$44	$44

79	1	57	1	4	2
20	—	14	—	1	—
18	1	19	1	2	2
2	—	1	—	—	—
—	—	—	—	—	—
35	1	28	—	—	—
1	—	1	—	—	—
—	—	—	—	—	—
7	—	4	—	—	—
9	—	5	1	—	—
20	—	15	—	3	2
25	1	20	—	—	—
9	—	6	—	—	—
20	15	19	15	15	15
38	10	37	10	10	10
—	—	—	—	—	—
9	—	6	—	—	—
27	—	21	1	5	2
35	1	28	—	—	—
1	—	1	—	—	—
4	—	3	—	—	—
2	1	2	1	1	1

361	31	287	30	41	34
(253)	(29)	(203)	(29)	(36)	(31)

108	2	84	1	5	3

762	11	1,580	12	39	41

(1,814)	(129)	(1,022)	(66)	(104)	(57)
190	2	137	2	8	5

(1,624)	(127)	(885)	(64)	(96)	(52)
(898)	290	(1,751)	123	358	121

(2,522)	163	(2,636)	59	262	69

$(1,760)	$174	$(1,056)	$71	$301	$110

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	51

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets

	Conservative Strategy Fund		Moderate Strategy Fund
Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,922	$24,452	$14,963	$61,179
Net realized gain (loss)	(5,708)	2,507	(27,083)	14,607
Net change in unrealized appreciation (depreciation)	4,786	(107,970)	7,067	(379,097)

Net increase (decrease) in net assets from operations	8,000	(81,011)	(5,053)	(303,311)

Distributions
From net investment income
Class A	(1,816)	(2,669)	(4,333)	(10,089)
Class C	(2,520)	(3,475)	(4,712)	(10,201)
Class E	(1,953)	(3,781)	(3,885)	(9,306)
Class R1	(114)	(126)	(95)	(135)
Class R2	(171)	(262)	(349)	(542)
Class R3	(4,346)	(8,225)	(6,721)	(16,195)
Class S	(1,560)	(2,628)	(2,586)	(7,502)
From net realized gain
Class A	(302)	(599)	(2,027)	(5,299)
Class C	(482)	(944)	(2,447)	(6,386)
Class E	(344)	(954)	(1,792)	(5,016)
Class R1	(17)	(23)	(39)	(50)
Class R2	(29)	(57)	(163)	(190)
Class R3	(810)	(2,178)	(3,296)	(9,264)
Class S	(239)	(558)	(1,128)	(3,588)
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—

Net decrease in net assets from distributions	(14,703)	(26,479)	(33,573)	(83,763)

Share Transactions
Net increase (decrease) in net assets from share transactions	31,645	57,979	(7,160)	20,888

Total Net Increase (Decrease) in Net Assets	24,942	(49,511)	(45,786)	(366,186)

Net Assets
Beginning of period	427,530	477,041	874,991	1,241,177

End of period	$452,472	$427,530	$829,205	$874,991

Undistributed (overdistributed) net investment income included in net assets	$(277)	$3,281	$(509)	$7,209

*	For the period March 31, 2008 (commencement of operations) to October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

52	Statements of Changes in Net Assets

Balanced Strategy Fund		Growth Strategy Fund		Equity Growth Strategy Fund		2010 Strategy Fund
Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

$49,421	$266,228	$22,808	$174,443	$5,204	$83,560	$993	$1,783
(168,601)	170,752	(99,350)	184,611	(71,721)	108,282	(1,522)	(182)
17,324	(2,300,440)	(53,219)	(2,014,588)	(27,958)	(1,189,736)	1,209	(12,375)

(101,856)	(1,863,460)	(129,761)	(1,655,534)	(94,475)	(997,894)	680	(10,774)

(17,367)	(61,834)	(7,829)	(45,707)	(1,160)	(15,418)	(20)	(71)
(18,271)	(65,267)	(6,306)	(40,534)	(1,399)	(22,684)	—	—
(9,203)	(32,902)	(4,143)	(25,479)	(895)	(11,900)	(91)	(240)
(509)	(1,381)	(167)	(746)	(39)	(416)	(146)	(280)
(913)	(2,373)	(273)	(1,329)	(136)	(1,258)	(265)	(279)
(14,520)	(51,551)	(5,979)	(37,139)	(1,285)	(19,460)	(333)	(646)
(9,396)	(32,363)	(3,468)	(19,713)	(997)	(12,424)	(152)	(266)

(39,665)	(43,034)	(50,218)	(38,519)	(18,941)	(16,208)	—	(14)
(48,357)	(54,476)	(52,226)	(41,405)	(30,314)	(27,122)	—	—
(20,642)	(23,303)	(26,698)	(21,957)	(14,060)	(12,567)	—	(37)
(1,053)	(823)	(1,014)	(535)	(502)	(412)	—	(38)
(1,951)	(1,590)	(1,698)	(1,106)	(2,061)	(1,272)	—	(41)
(34,634)	(38,603)	(41,235)	(33,813)	(23,270)	(21,722)	—	(113)
(20,335)	(21,117)	(19,898)	(16,064)	(16,951)	(12,107)	—	(22)

—	—	—	—	—	—	—	(2)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(9)
—	—	—	—	—	—	—	(11)
—	—	—	—	—	—	—	(11)
—	—	—	—	—	—	—	(22)
—	—	—	—	—	—	—	(14)

(236,816)	(430,617)	(221,152)	(324,046)	(112,010)	(174,970)	(1,007)	(2,116)

(80,519)	292,415	62,196	327,406	32,077	222,506	13,930	21,733

(419,191)	(2,001,662)	(288,717)	(1,652,174)	(174,408)	(950,358)	13,603	8,843

3,984,550	5,986,212	2,737,551	4,389,725	1,322,559	2,272,917	41,601	32,758

$3,565,359	$3,984,550	$2,448,834	$2,737,551	$1,148,151	$1,322,559	$55,204	$41,601

$(2,202)	$18,556	$(1,561)	$3,796	$(707)	$—	$(14)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	53

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2015 Strategy Fund		2020 Strategy Fund
Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008*	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$39	$10	$1,776	$4,229
Net realized gain (loss)	(121)	(6)	(5,695)	(1,514)
Net change in unrealized appreciation (depreciation)	355	(173)	4,426	(38,827)

Net increase (decrease) in net assets from operations	273	(169)	507	(36,112)

Distributions
From net investment income
Class A	—	—	(19)	(81)
Class C	—	—	—	—
Class E	—	—	(125)	(392)
Class R1	(5)	(4)	(290)	(869)
Class R2	(9)	(4)	(507)	(831)
Class R3	(27)	(3)	(646)	(1,522)
Class S	—	—	(216)	(528)
From net realized gain
Class A	—	—	—	(23)
Class C	—	—	—	—
Class E	—	—	—	(106)
Class R1	—	—	—	(213)
Class R2	—	—	—	(212)
Class R3	—	—	—	(423)
Class S	—	—	—	(117)
From return of capital
Class A	—	—	—	(4)
Class C	—	—	—	—
Class E	—	—	—	(24)
Class R1	—	—	—	(61)
Class R2	—	—	—	(66)
Class R3	—	—	—	(83)
Class S	—	—	—	(41)

Net decrease in net assets from distributions	(41)	(11)	(1,803)	(5,596)

Share Transactions
Net increase (decrease) in net assets from share transactions	4,210	907	39,587	45,813

Total Net Increase (Decrease) in Net Assets	4,442	727	38,291	4,105

Net Assets
Beginning of period	727	—	93,007	88,902

End of period	$5,169	$727	$131,298	$93,007

Undistributed (overdistributed) net investment income included in net assets	$(2)	$—	$(27)	$—

*	For the period March 31, 2008 (commencement of operations) to October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

54	Statements of Changes in Net Assets

2025 Strategy Fund		2030 Strategy Fund		2035 Strategy Fund		2040 Strategy Fund
Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008*	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008*	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

$22	$11	$762	$2,986	$11	$7	$1,580	$1,199
(115)	(95)	(1,624)	(3,239)	(127)	(87)	(885)	(2,625)
349	(197)	(898)	(40,787)	290	(246)	(1,751)	(27,688)

256	(281)	(1,760)	(41,040)	174	(326)	(1,056)	(29,114)

—	—	(12)	(136)	—	—	(6)	(43)
—	—	—	—	—	—	—	—
—	—	(69)	(381)	—	—	(45)	(127)
(3)	(8)	(102)	(425)	(3)	(6)	(57)	(82)
(6)	(1)	(234)	(728)	(2)	(1)	(181)	(278)
(14)	(2)	(266)	(941)	(6)	(1)	(199)	(543)
—	—	(101)	(370)	—	—	(75)	(126)

—	—	—	(55)	—	—	—	(33)
—	—	—	—	—	—	—	—
—	—	—	(148)	—	—	—	(88)
—	—	—	(149)	—	—	—	(44)
—	—	—	(279)	—	—	—	(193)
—	—	—	(366)	—	—	—	(400)
—	—	—	(124)	—	—	—	(71)

—	—	—	(11)	—	—	—	(45)
—	—	—	—	—	—	—	—
—	—	—	(38)	—	—	—	(133)
—	(2)	—	(58)	—	(2)	—	(84)
—	—	—	(72)	—	—	—	(292)
—	—	—	(102)	—	—	—	(574)
—	—	—	(58)	—	—	—	(133)

(23)	(13)	(784)	(4,441)	(11)	(10)	(563)	(3,289)

3,148	918	31,131	54,496	1,890	961	25,143	34,970

3,381	624	28,587	9,015	2,053	625	23,524	2,567

624	—	72,308	63,293	625	—	50,389	47,822

$4,005	$624	$100,895	$72,308	$2,678	$625	$73,913	$50,389

$(1)	$—	$(22)	$—	$—	$—	$1,017	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	55

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2045 Strategy Fund		2050 Strategy Fund
Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008*	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12	$7	$39	$2
Net realized gain (loss)	(64)	(25)	(96)	(2)
Net change in unrealized appreciation (depreciation)	123	(359)	358	(88)

Net increase (decrease) in net assets from operations	71	(377)	301	(88)

Distributions
From net investment income
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	(5)	(6)	(1)	(1)
Class R2	(5)	(1)	(38)	(1)
Class R3	(2)	(1)	(2)	(1)
Class S	—	—	—	—
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	(3)	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—

Net decrease in net assets from distributions	(12)	(11)	(41)	(3)

Share Transactions
Net increase (decrease) in net assets from share transactions	1,327	1,190	6,384	304

Total Net Increase (Decrease) in Net Assets	1,386	802	6,644	213

Net Assets
Beginning of period	802	—	213	—

End of period	$2,188	$802	$6,857	$213

Undistributed (overdistributed) net investment income included in net assets	$—	$—	$(2)	$—

*	For the period March 31, 2008 (commencement of operations) to October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

56	Statements of Changes in Net Assets

In Retirement Fund
Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008*

$41	$7
(52)	(2)
121	(56)

110	(51)

—	—
—	—
—	—
(2)	(3)
(35)	(2)
(5)	(2)
—	—

—	—
—	—
—	—
—	—
—	—
—	—
—	—

—	—
—	—
—	—
—	—
—	—
—	—
—	—

(42)	(7)

2,391	310

2,459	252

252	—

$2,711	$252

$(1)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	57

Russell Investment Company

LifePoints® Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Conservative Strategy Fund
Class A
April 30, 2009*	8.79	.19	(.06)	.13	(.25)	(.05)	—
October 31, 2008	11.03	.52	(2.16)	(1.64)	(.48)	(.12)	—
October 31, 2007	10.98	.42	.29	.71	(.42)	(.24)	—
October 31, 2006	10.66	.34	.40	.74	(.35)	(.07)	—
October 31, 2005	10.65	.24	.05	.29	(.24)	(.04)	—
October 31, 2004	10.42	.20	.28	.48	(.21)	(.04)	—
Class C
April 30, 2009*	8.75	.15	(.04)	.11	(.23)	(.05)	—
October 31, 2008	10.99	.46	(2.17)	(1.71)	(.41)	(.12)	—
October 31, 2007	10.93	.34	.30	.64	(.34)	(.24)	—
October 31, 2006	10.62	.25	.39	.64	(.26)	(.07)	—
October 31, 2005	10.61	.16	.05	.21	(.16)	(.04)	—
October 31, 2004	10.38	.12	.28	.40	(.13)	(.04)	—
Class E
April 30, 2009*	8.81	.19	(.06)	.13	(.25)	(.05)	—
October 31, 2008	11.06	.55	(2.20)	(1.65)	(.48)	(.12)	—
October 31, 2007	11.00	.42	.30	.72	(.42)	(.24)	—
October 31, 2006	10.68	.30	.43	.73	(.34)	(.07)	—
October 31, 2005	10.66	.24	.06	.30	(.24)	(.04)	—
October 31, 2004	10.43	.20	.27	.47	(.20)	(.04)	—
Class R1
April 30, 2009*	8.83	.20	(.05)	.15	(.26)	(.05)	—
October 31, 2008	11.08	.56	(2.18)	(1.62)	(.51)	(.12)	—
October 31, 2007(13)	10.77	.40	.22	.62	(.31)	—	—
Class R2
April 30, 2009*	8.80	.19	(.06)	.13	(.25)	(.05)	—
October 31, 2008	11.05	.50	(2.14)	(1.64)	(.49)	(.12)	—
October 31, 2007	10.99	.40	.31	.71	(.41)	(.24)	—
October 31, 2006(4)	10.86	.33	.09	.42	(.29)	—	—
Class R3(5)
April 30, 2009*	8.84	.18	(.06)	.12	(.24)	(.05)	—
October 31, 2008	11.09	.52	(2.19)	(1.67)	(.46)	(.12)	—
October 31, 2007	11.03	.39	.30	.69	(.39)	(.24)	—
October 31, 2006	10.71	.31	.40	.71	(.32)	(.07)	—
October 31, 2005	10.69	.21	.06	.27	(.21)	(.04)	—
October 31, 2004	10.47	.18	.26	.44	(.18)	(.04)	—
Class S
April 30, 2009*	8.84	.20	(.06)	.14	(.26)	(.05)	—
October 31, 2008	11.09	.57	(2.19)	(1.62)	(.51)	(.12)	—
October 31, 2007	11.03	.44	.31	.75	(.45)	(.24)	—
October 31, 2006	10.72	.36	.39	.75	(.37)	(.07)	—
October 31, 2005	10.70	.27	.05	.32	(.26)	(.04)	—
October 31, 2004	10.47	.23	.27	.50	(.23)	(.04)	—

See accompanying notes which are an integral part of the financial statements.

58	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.30)	8.62	1.62	65,362.47		.74	2.22	8
(.60)	8.79	(15.56)	55,163.27		.66	5.05	86
(.66)	11.03	6.76	52,516.25		.65	3.87	79
(.42)	10.98	7.04	46,364.25		.65	3.14	16
(.28)	10.66	2.74	40,225.25		.62	2.26	9
(.25)	10.65	4.62	20,709.25		.66	1.89	6

(.28)	8.58	1.34	97,956	1.22	1.49	1.84	8
(.53)	8.75	(16.24)	88,276	1.02	1.41	4.50	86
(.58)	10.99	6.04	84,747	1.00	1.40	3.10	79
(.33)	10.93	6.16	80,692	1.00	1.40	2.34	16
(.20)	10.62	1.99	88,226	1.00	1.37	1.47	9
(.17)	10.61	3.87	75,976	1.00	1.38	1.15	6

(.30)	8.64	1.62	68,047.47		.74	2.21	8
(.60)	8.81	(15.60)	66,526.27		.66	5.27	86
(.66)	11.06	6.84	83,894.25		.65	3.84	79
(.41)	11.00	6.96	80,224.25		.65	2.90	16
(.28)	10.68	2.81	183,219.25		.62	2.20	9
(.24)	10.66	4.57	187,993.25		.63	1.95	6

(.31)	8.67	1.83	4,252.22		.49	2.30	8
(.63)	8.83	(15.36)	3,026.02		.42	5.44	86
(.31)	11.08	5.72	1,914	—	.40	2.98	79

(.30)	8.63	1.61	6,248.47		.74	2.19	8
(.61)	8.80	(15.60)	5,701.27		.66	4.84	86
(.65)	11.05	6.75	3,156.25		.65	3.64	79
(.29)	10.99	3.95	1,466.25		.67	2.72	16

(.29)	8.67	1.51	150,956.72		.99	2.09	8
(.58)	8.84	(15.78)	160,491.52		.91	5.03	86
(.63)	11.09	6.53	194,815.50		.90	3.59	79
(.39)	11.03	6.74	187,837.50		.90	2.85	16
(.25)	10.71	2.55	163,499.50		.87	1.97	9
(.22)	10.69	4.23	146,230.50		.88	1.65	6

(.31)	8.67	1.72	59,651.22		.49	2.36	8
(.63)	8.84	(15.34)	48,347.02		.41	5.48	86
(.69)	11.09	7.10	55,999	—	.40	4.02	79
(.44)	11.03	7.16	46,312	—	.40	3.36	16
(.30)	10.72	3.06	44,293	—	.37	2.46	9
(.27)	10.70	4.82	42,949	—	.38	2.17	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	59

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Moderate Strategy Fund
Class A
April 30, 2009*	8.53	.16	(.18)	(.02)	(.23)	(.11)	—
October 31, 2008	12.09	.58	(3.32)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.54	.42	.74	1.16	(.43)	(.18)	—
October 31, 2006	10.81	.29	.81	1.10	(.30)	(.07)	—
October 31, 2005	10.50	.22	.35	.57	(.23)	(.03)	—
October 31, 2004	10.03	.17	.51	.68	(.19)	(.02)	—
Class C
April 30, 2009*	8.49	.12	(.16)	(.04)	(.21)	(.11)	—
October 31, 2008	12.04	.50	(3.31)	(2.81)	(.45)	(.29)	—
October 31, 2007	11.49	.33	.73	1.06	(.33)	(.18)	—
October 31, 2006	10.77	.21	.80	1.01	(.22)	(.07)	—
October 31, 2005	10.45	.14	.36	.50	(.15)	(.03)	—
October 31, 2004	10.01	.05	.55	.60	(.14)	(.02)	—
Class E
April 30, 2009*	8.54	.16	(.18)	(.02)	(.23)	(.11)	—
October 31, 2008	12.10	.59	(3.33)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.55	.42	.74	1.16	(.43)	(.18)	—
October 31, 2006	10.82	.29	.81	1.10	(.30)	(.07)	—
October 31, 2005	10.50	.22	.36	.58	(.23)	(.03)	—
October 31, 2004	10.03	.19	.49	.68	(.19)	(.02)	—
Class R1
April 30, 2009*	8.56	.16	(.16)	—	(.24)	(.11)	—
October 31, 2008	12.14	.56	(3.30)	(2.74)	(.55)	(.29)	—
October 31, 2007	11.58	.33	.87	1.20	(.46)	(.18)	—
October 31, 2006(11)	11.47	.11	.09	.20	(.09)	—	—
Class R2
April 30, 2009*	8.53	.15	(.17)	(.02)	(.23)	(.11)	—
October 31, 2008	12.09	.45	(3.19)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.54	.39	.76	1.15	(.42)	(.18)	—
October 31, 2006(4)	11.25	.25	.27	.52	(.23)	—	—
Class R3(5)
April 30, 2009*	8.56	.15	(.18)	(.03)	(.22)	(.11)	—
October 31, 2008	12.13	.56	(3.34)	(2.78)	(.50)	(.29)	—
October 31, 2007	11.58	.39	.73	1.12	(.39)	(.18)	—
October 31, 2006	10.84	.27	.81	1.08	(.27)	(.07)	—
October 31, 2005	10.52	.20	.35	.55	(.20)	(.03)	—
October 31, 2004	10.06	.16	.49	.65	(.17)	(.02)	—
Class S
April 30, 2009*	8.56	.16	(.17)	(.01)	(.24)	(.11)	—
October 31, 2008	12.13	.61	(3.34)	(2.73)	(.55)	(.29)	—
October 31, 2007	11.58	.45	.74	1.19	(.46)	(.18)	—
October 31, 2006	10.84	.32	.82	1.14	(.33)	(.07)	—
October 31, 2005	10.52	.25	.35	.60	(.25)	(.03)	—
October 31, 2004	10.05	.21	.49	.70	(.21)	(.02)	—

See accompanying notes which are an integral part of the financial statements.

60	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.34)	8.17	(.10)	152,012.50		.72	1.96	11
(.82)	8.53	(24.05)	162,970.27		.64	5.36	86
(.61)	12.09	10.36	211,856.25		.63	3.56	78
(.37)	11.54	10.34	165,654.25		.63	2.63	6
(.26)	10.81	5.44	121,343.25		.61	2.03	5
(.21)	10.50	6.87	55,049.25		.63	1.71	4

(.32)	8.13	(.40)	185,485	1.25	1.47	1.58	11
(.74)	8.49	(24.67)	196,167	1.02	1.39	4.65	86
(.51)	12.04	9.52	262,501	1.00	1.38	2.86	78
(.29)	11.49	9.51	252,478	1.00	1.38	1.88	6
(.18)	10.77	4.78	183,445	1.00	1.36	1.31	5
(.16)	10.45	6.00	146,515	1.00	1.37	.48	4

(.34)	8.18	(.10)	141,560.50		.72	1.95	11
(.82)	8.54	(24.03)	144,684.27		.64	5.46	86
(.61)	12.10	10.34	208,296.25		.63	3.60	78
(.37)	11.55	10.32	181,883.25		.63	2.64	6
(.26)	10.82	5.52	164,151.25		.61	2.07	5
(.21)	10.50	6.85	132,822.25		.62	1.85	4

(.35)	8.21	.12	3,955.26		.48	2.04	11
(.84)	8.56	(23.92)	3,047.02		.40	5.29	86
(.64)	12.14	10.70	2,104	—	.38	2.74	78
(.09)	11.58	.96	215	—	.20	.89	6

(.34)	8.17	(.10)	12,710.50		.72	1.94	11
(.82)	8.53	(24.03)	12,817.27		.65	4.26	86
(.60)	12.09	10.28	4,068.25		.63	3.26	78
(.23)	11.54	4.68	1,654.25		.64	2.01	6

(.33)	8.20	(.20)	239,740.75		.97	1.82	11
(.79)	8.56	(24.27)	265,507.52		.89	5.22	86
(.57)	12.13	10.02	394,039.50		.88	3.36	78
(.34)	11.58	10.13	364,759.50		.88	2.39	6
(.23)	10.84	5.25	309,824.50		.86	1.81	5
(.19)	10.52	6.55	254,060.50		.87	1.55	4

(.35)	8.20	—	93,744.26		.48	2.06	11
(.84)	8.56	(23.85)	89,799.02		.39	5.67	86
(.64)	12.13	10.61	158,313	—	.38	3.86	78
(.40)	11.58	10.67	126,487	—	.38	2.89	6
(.28)	10.84	5.76	113,097	—	.36	2.33	5
(.23)	10.52	7.03	106,031	—	.37	2.04	4

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	61

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Balanced Strategy Fund
Class A
April 30, 2009*	8.35	.11	(.27)	(.16)	(.16)	(.36)	—
October 31, 2008	13.10	.57	(4.37)	(3.80)	(.55)	(.40)	—
October 31, 2007	12.18	.40	1.18	1.58	(.42)	(.24)	—
October 31, 2006	10.99	.25	1.27	1.52	(.26)	(.07)	—
October 31, 2005	10.33	.20	.71	.91	(.22)	(.03)	—
October 31, 2004	9.64	.16	.74	.90	(.21)	—	—
Class C
April 30, 2009*	8.31	.09	(.28)	(.19)	(.14)	(.36)	—
October 31, 2008	13.03	.48	(4.34)	(3.86)	(.46)	(.40)	—
October 31, 2007	12.12	.30	1.18	1.48	(.33)	(.24)	—
October 31, 2006	10.93	.17	1.27	1.44	(.18)	(.07)	—
October 31, 2005	10.29	.13	.69	.82	(.15)	(.03)	—
October 31, 2004	9.61	.12	.72	.84	(.16)	—	—
Class E
April 30, 2009*	8.37	.11	(.27)	(.16)	(.16)	(.36)	—
October 31, 2008	13.12	.58	(4.38)	(3.80)	(.55)	(.40)	—
October 31, 2007	12.20	.41	1.17	1.58	(.42)	(.24)	—
October 31, 2006	11.00	.26	1.27	1.53	(.26)	(.07)	—
October 31, 2005	10.35	.22	.68	.90	(.22)	(.03)	—
October 31, 2004	9.65	.22	.69	.91	(.21)	—	—
Class R1
April 30, 2009*	8.41	.12	(.27)	(.15)	(.17)	(.36)	—
October 31, 2008	13.18	.56	(4.35)	(3.79)	(.58)	(.40)	—
October 31, 2007	12.26	.30	1.32	1.62	(.46)	(.24)	—
October 31, 2006(8)	11.62	.10	.73	.83	(.19)	—	—
Class R2
April 30, 2009*	8.36	.11	(.27)	(.16)	(.16)	(.36)	—
October 31, 2008	13.12	.44	(4.25)	(3.81)	(.55)	(.40)	—
October 31, 2007	12.19	.40	1.19	1.59	(.42)	(.24)	—
October 31, 2006(6)	11.76	.12	.49	.61	(.18)	—	—
Class R3(5)
April 30, 2009*	8.38	.10	(.28)	(.18)	(.15)	(.36)	—
October 31, 2008	13.12	.56	(4.38)	(3.82)	(.52)	(.40)	—
October 31, 2007	12.20	.38	1.17	1.55	(.39)	(.24)	—
October 31, 2006	11.01	.23	1.26	1.49	(.23)	(.07)	—
October 31, 2005	10.35	.19	.70	.89	(.20)	(.03)	—
October 31, 2004	9.66	.17	.71	.88	(.19)	—	—
Class S
April 30, 2009*	8.41	.12	(.27)	(.15)	(.17)	(.36)	—
October 31, 2008	13.18	.60	(4.39)	(3.79)	(.58)	(.40)	—
October 31, 2007	12.26	.45	1.17	1.62	(.46)	(.24)	—
October 31, 2006	11.05	.29	1.28	1.57	(.29)	(.07)	—
October 31, 2005	10.39	.25	.69	.94	(.25)	(.03)	—
October 31, 2004	9.68	.23	.71	.94	(.23)	—	—

See accompanying notes which are an integral part of the financial statements.

62	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.52)	7.67	(1.70)	839,258.51		.71	1.52	9
(.95)	8.35	(30.88)	964,226.27		.67	5.12	18
(.66)	13.10	13.49	1,352,284.25		.67	3.21	34
(.33)	12.18	14.03	996,628.25		.67	2.15	3
(.25)	10.99	8.91	593,609.25		.62	1.88	1
(.21)	10.33	9.49	281,685.25		.59	1.63	6

(.50)	7.62	(2.12)	1,016,319	1.26	1.45	1.15	9
(.86)	8.31	(31.37)	1,166,957	1.02	1.42	4.35	18
(.57)	13.03	12.60	1,770,369	1.00	1.42	2.44	34
(.25)	12.12	13.29	1,328,971	1.00	1.42	1.43	3
(.18)	10.93	7.96	964,203	1.00	1.37	1.22	1
(.16)	10.29	8.82	653,463	1.00	1.34	1.23	6

(.52)	7.69	(1.69)	459,807.51		.71	1.52	9
(.95)	8.37	(30.84)	489,750.27		.67	5.18	18
(.66)	13.12	13.47	760,312.25		.67	3.26	34
(.33)	12.20	14.09	615,865.25		.67	2.23	3
(.25)	11.00	8.77	506,587.25		.62	2.03	1
(.21)	10.35	9.54	416,942.25		.59	2.25	6

(.53)	7.73	(1.58)	26,220.26		.46	1.63	9
(.98)	8.41	(30.66)	24,105.02		.42	5.06	18
(.70)	13.18	13.69	27,053	—	.42	2.42	34
(.19)	12.26	6.60	4,295	—	.43	.80	3

(.52)	7.68	(1.69)	48,367.51		.71	1.50	9
(.95)	8.36	(30.89)	42,341.27		.68	4.00	18
(.66)	13.12	13.48	22,546.25		.67	3.21	34
(.18)	12.19	5.26	15,035.25		.68	1.14	3

(.51)	7.69	(1.91)	734,438.76		.96	1.39	9
(.92)	8.38	(30.95)	812,715.52		.92	4.97	18
(.63)	13.12	13.16	1,307,641.50		.92	3.04	34
(.30)	12.20	13.72	1,129,000.50		.92	1.97	3
(.23)	11.01	8.61	892,607.50		.87	1.75	1
(.19)	10.35	9.25	676,342.50		.84	1.70	6

(.53)	7.73	(1.59)	440,950.26		.46	1.64	9
(.98)	8.41	(30.66)	484,456.02		.42	5.33	18
(.70)	13.18	13.69	746,007	—	.42	3.59	34
(.36)	12.26	14.40	690,959	—	.42	2.46	3
(.28)	11.05	9.10	518,148	—	.37	2.28	1
(.23)	10.39	9.82	426,147	—	.34	2.23	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	63

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Growth Strategy Fund
Class A
April 30, 2009*	7.97	.07	(.41)	(.34)	(.09)	(.58)	—
October 31, 2008	13.76	.52	(5.29)	(4.77)	(.55)	(.47)	—
October 31, 2007	12.47	.34	1.61	1.95	(.37)	(.29)	—
October 31, 2006	10.90	.17	1.65	1.82	(.19)	(.06)	—
October 31, 2005	9.95	.15	.98	1.13	(.18)	—	—
October 31, 2004	9.12	.11	.87	.98	(.15)	—	—
Class C
April 30, 2009*	7.92	.05	(.41)	(.36)	(.07)	(.58)	—
October 31, 2008	13.67	.44	(5.26)	(4.82)	(.46)	(.47)	—
October 31, 2007	12.39	.25	1.59	1.84	(.27)	(.29)	—
October 31, 2006	10.84	.09	1.62	1.71	(.10)	(.06)	—
October 31, 2005	9.89	.09	.96	1.05	(.10)	—	—
October 31, 2004	9.09	.06	.84	.90	(.10)	—	—
Class E
April 30, 2009*	7.98	.07	(.40)	(.33)	(.09)	(.58)	—
October 31, 2008	13.78	.54	(5.32)	(4.78)	(.55)	(.47)	—
October 31, 2007	12.49	.36	1.59	1.95	(.37)	(.29)	—
October 31, 2006	10.91	.19	1.64	1.83	(.19)	(.06)	—
October 31, 2005	9.96	.17	.96	1.13	(.18)	—	—
October 31, 2004	9.13	.15	.82	.97	(.14)	—	—
Class R1
April 30, 2009*	8.02	.08	(.41)	(.33)	(.09)	(.58)	—
October 31, 2008	13.85	.50	(5.28)	(4.78)	(.58)	(.47)	—
October 31, 2007	12.55	.21	1.79	2.00	(.41)	(.29)	—
October 31, 2006(7)	11.76	.08	.84	.92	(.13)	—	—
Class R2
April 30, 2009*	7.98	.07	(.40)	(.33)	(.09)	(.58)	—
October 31, 2008	13.79	.40	(5.19)	(4.79)	(.55)	(.47)	—
October 31, 2007	12.48	.34	1.62	1.96	(.36)	(.29)	—
October 31, 2006(4)	11.86	.09	.64	.73	(.11)	—	—
Class R3(5)
April 30, 2009*	8.00	.06	(.41)	(.35)	(.08)	(.58)	—
October 31, 2008	13.81	.52	(5.34)	(4.82)	(.52)	(.47)	—
October 31, 2007	12.51	.33	1.60	1.93	(.34)	(.29)	—
October 31, 2006	10.93	.15	1.65	1.80	(.16)	(.06)	—
October 31, 2005	9.97	.14	.97	1.11	(.15)	—	—
October 31, 2004	9.15	.11	.84	.95	(.13)	—	—
Class S
April 30, 2009*	8.02	.08	(.41)	(.33)	(.09)	(.58)	—
October 31, 2008	13.85	.58	(5.36)	(4.78)	(.58)	(.47)	—
October 31, 2007	12.55	.40	1.60	2.00	(.41)	(.29)	—
October 31, 2006	10.97	.22	1.64	1.86	(.22)	(.06)	—
October 31, 2005	10.00	.20	.98	1.18	(.21)	—	—
October 31, 2004	9.16	.16	.84	1.00	(.16)	—	—

See accompanying notes which are an integral part of the financial statements.

64	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.67)	6.96	(4.03)	629,682.51		.71	1.07	6
(1.02)	7.97	(36.98)	728,441.28		.69	4.66	12
(.66)	13.76	16.26	1,055,684.25		.68	2.62	16
(.25)	12.47	16.87	680,892.25		.67	1.49	2
(.18)	10.90	11.44	365,024.25		.64	1.43	1
(.15)	9.95	10.76	154,884.25		.63	1.11	2

(.65)	6.91	(4.33)	654,774	1.26	1.46	.70	6
(.93)	7.92	(37.44)	742,998	1.02	1.44	3.91	12
(.56)	13.67	15.39	1,176,448	1.00	1.43	1.93	16
(.16)	12.39	15.95	856,552	1.00	1.42	.77	2
(.10)	10.84	10.70	572,129	1.00	1.39	.82	1
(.10)	9.89	9.90	381,245	1.00	1.38	.67	2

(.67)	6.98	(3.89)	341,948.51		.71	1.07	6
(1.02)	7.98	(37.01)	372,580.27		.69	4.80	12
(.66)	13.78	16.23	632,163.25		.68	2.81	16
(.25)	12.49	16.93	503,741.25		.67	1.58	2
(.18)	10.91	11.40	394,842.25		.64	1.63	1
(.14)	9.96	10.72	307,304.25		.63	1.54	2

(.67)	7.02	(3.78)	12,907.26		.46	1.18	6
(1.05)	8.02	(36.86)	14,138.03		.44	4.46	12
(.70)	13.85	16.53	15,576	—	.43	1.62	16
(.13)	12.55	7.41	1,857	—	.43	.62	2

(.67)	6.98	(3.89)	22,648.51		.71	1.06	6
(1.02)	7.98	(37.04)	21,959.28		.69	3.62	12
(.65)	13.79	16.30	16,800.25		.68	2.61	16
(.11)	12.48	6.23	10,647.25		.68	.71	2

(.66)	6.99	(4.11)	523,341.76		.96	.95	6
(.99)	8.00	(37.17)	577,865.52		.94	4.57	12
(.63)	13.81	15.97	992,589.50		.93	2.55	16
(.22)	12.51	16.62	822,822.50		.92	1.32	2
(.15)	10.93	11.22	616,939.50		.89	1.35	1
(.13)	9.97	10.41	452,502.50		.88	1.14	2

(.67)	7.02	(3.78)	263,534.26		.46	1.17	6
(1.05)	8.02	(36.86)	279,570.02		.44	5.08	12
(.70)	13.85	16.53	500,465	—	.43	3.08	16
(.28)	12.55	17.12	420,671	—	.42	1.83	2
(.21)	10.97	11.83	308,795	—	.39	1.88	1
(.16)	10.00	10.99	247,011	—	.38	1.70	2

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	65

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Equity Growth Strategy Fund
Class A
April 30, 2009*	7.46	.04	(.54)	(.50)	(.03)	(.60)	—
October 31, 2008	14.27	.53	(6.27)	(5.74)	(.54)	(.53)	—
October 31, 2007	12.55	.28	2.08	2.36	(.32)	(.32)	—
October 31, 2006	10.63	.10	2.00	2.10	(.10)	(.08)	—
October 31, 2005	9.42	.10	1.22	1.32	(.11)	—	—
October 31, 2004	8.50	.06	.95	1.01	(.09)	—	—
Class C
April 30, 2009*	7.03	.01	(.50)	(.49)	(.02)	(.60)	—
October 31, 2008	13.54	.38	(5.88)	(5.50)	(.48)	(.53)	—
October 31, 2007	12.00	.17	1.97	2.14	(.28)	(.32)	—
October 31, 2006	10.20	.01	1.93	1.94	(.06)	(.08)	—
October 31, 2005	9.07	.03	1.17	1.20	(.07)	—	—
October 31, 2004	8.23	.01	.89	.90	(.06)	—	—
Class E
April 30, 2009*	7.32	.04	(.53)	(.49)	(.03)	(.60)	—
October 31, 2008	14.02	.51	(6.14)	(5.63)	(.54)	(.53)	—
October 31, 2007	12.35	.32	1.99	2.31	(.32)	(.32)	—
October 31, 2006	10.46	.11	1.96	2.07	(.10)	(.08)	—
October 31, 2005	9.27	.11	1.19	1.30	(.11)	—	—
October 31, 2004	8.37	.08	.91	.99	(.09)	—	—
Class R1
April 30, 2009*	7.43	.04	(.53)	(.49)	(.03)	(.60)	—
October 31, 2008	14.23	.54	(6.24)	(5.70)	(.57)	(.53)	—
October 31, 2007	12.51	.15	2.22	2.37	(.33)	(.32)	—
October 31, 2006(7)	11.57	.04	.95	.99	(.05)	—	—
Class R2
April 30, 2009*	7.32	.03	(.52)	(.49)	(.03)	(.60)	—
October 31, 2008	14.03	.39	(6.03)	(5.64)	(.54)	(.53)	—
October 31, 2007	12.35	.31	1.99	2.30	(.30)	(.32)	—
October 31, 2006(4)	11.60	.03	.76	.79	(.04)	—	—
Class R3(5)
April 30, 2009*	7.30	.03	(.53)	(.50)	(.03)	(.60)	—
October 31, 2008	13.98	.49	(6.12)	(5.63)	(.52)	(.53)	—
October 31, 2007	12.33	.27	2.00	2.27	(.30)	(.32)	—
October 31, 2006	10.46	.08	1.95	2.03	(.08)	(.08)	—
October 31, 2005	9.27	.09	1.19	1.28	(.09)	—	—
October 31, 2004	8.38	.06	.91	.97	(.08)	—	—
Class S
April 30, 2009*	7.43	.04	(.53)	(.49)	(.03)	(.60)	—
October 31, 2008	14.23	.52	(6.22)	(5.70)	(.57)	(.53)	—
October 31, 2007	12.51	.35	2.02	2.37	(.33)	(.32)	—
October 31, 2006	10.59	.14	1.99	2.13	(.13)	(.08)	—
October 31, 2005	9.37	.15	1.20	1.35	(.13)	—	—
October 31, 2004	8.45	.11	.91	1.02	(.10)	—	—

See accompanying notes which are an integral part of the financial statements.

66	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.63)	6.33	(6.42)	213,164.52		.72	.58	3
(1.07)	7.46	(42.93)	238,694.27		.70	4.71	9
(.64)	14.27	19.54	391,792.25		.68	2.12	18
(.18)	12.55	19.99	211,813.25		.68	.85	3
(.11)	10.63	14.09	94,182.25		.66	.95	3
(.09)	9.42	11.92	43,148.25		.65	.69	12

(.62)	5.92	(6.70)	327,286	1.26	1.47	.19	3
(1.01)	7.03	(43.44)	372,623	1.02	1.45	3.55	9
(.60)	13.54	18.51	654,858	1.00	1.43	1.39	18
(.14)	12.00	19.16	438,483	1.00	1.43	.07	3
(.07)	10.20	13.29	284,152	1.00	1.41	.31	3
(.06)	9.07	10.94	192,211	1.00	1.40	.13	12

(.63)	6.20	(6.40)	156,397.52		.72	.58	3
(1.07)	7.32	(42.95)	172,463.27		.70	4.63	9
(.64)	14.02	19.44	317,412.25		.68	2.45	18
(.18)	12.35	20.02	241,818.25		.68	.99	3
(.11)	10.46	14.08	192,258.25		.66	1.13	3
(.09)	9.27	11.83	152,589.25		.65	.89	12

(.63)	6.31	(6.26)	6,241.27		.47	.71	3
(1.10)	7.43	(42.83)	6,152.02		.45	5.00	9
(.65)	14.23	19.74	10,544	—	.43	1.18	18
(.05)	12.51	8.32	1,391	—	.44	.28	3

(.63)	6.20	(6.40)	24,780.52		.72	.58	3
(1.07)	7.32	(42.99)	23,180.27		.71	3.56	9
(.62)	14.03	19.40	25,130.25		.68	2.42	18
(.04)	12.35	6.82	19,094.25		.69	.26	3

(.63)	6.17	(6.62)	254,537.77		.97	.45	3
(1.05)	7.30	(43.12)	287,938.52		.95	4.46	9
(.62)	13.98	19.16	553,383.50		.93	2.12	18
(.16)	12.33	19.61	432,147.50		.93	.68	3
(.09)	10.46	13.88	308,388.50		.91	.85	3
(.08)	9.27	11.59	225,187.50		.90	.64	12

(.63)	6.31	(6.26)	165,746.27		.47	.72	3
(1.10)	7.43	(42.87)	221,509.02		.45	4.65	9
(.65)	14.23	19.74	319,798	—	.43	2.63	18
(.21)	12.51	20.34	228,432	—	.43	1.17	3
(.13)	10.59	14.47	133,943	—	.41	1.42	3
(.10)	9.37	12.09	111,266	—	.40	1.21	12

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	67

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2010 Strategy Fund
Class A
April 30, 2009*	8.43	.17	(.14)	.03	(.17)	—	—
October 31, 2008	11.45	.51	(2.96)	(2.45)	(.47)	(.08)	(.02)
October 31, 2007	10.88	.40	.68	1.08	(.38)	(.13)	—
October 31, 2006	10.06	.27	.83	1.10	(.28)	—	—
October 31, 2005(2)	10.21	.04	(.11)	(.07)	(.08)	—	—
Class E
April 30, 2009*	8.44	.18	(.16)	.02	(.16)	—	—
October 31, 2008	11.46	.46	(2.90)	(2.44)	(.48)	(.08)	(.02)
October 31, 2007	10.90	.35	.72	1.07	(.38)	(.13)	—
October 31, 2006	10.07	.27	.83	1.10	(.27)	—	—
October 31, 2005(1)	10.00	.12	.07	.19	(.12)	—	—
Class R1
April 30, 2009*	8.45	.18	(.16)	.02	(.17)	—	—
October 31, 2008	11.47	.48	(2.90)	(2.42)	(.50)	(.08)	(.02)
October 31, 2007	10.90	.35	.76	1.11	(.41)	(.13)	—
October 31, 2006(9)	10.45	.13	.53	.66	(.21)	—	—
Class R2
April 30, 2009*	8.44	.17	(.15)	.02	(.17)	—	—
October 31, 2008	11.46	.30	(2.74)	(2.44)	(.48)	(.08)	(.02)
October 31, 2007(12)	10.91	.31	.76	1.07	(.39)	(.13)	—
Class R3(5)
April 30, 2009*	8.44	.16	(.16)	—	(.16)	—	—
October 31, 2008	11.45	.50	(2.96)	(2.46)	(.46)	(.08)	(.01)
October 31, 2007	10.89	.31	.74	1.05	(.36)	(.13)	—
October 31, 2006	10.07	.23	.84	1.07	(.25)	—	—
October 31, 2005(1)	10.00	.10	.08	.18	(.11)	—	—
Class S
April 30, 2009*	8.45	.18	(.15)	.03	(.17)	—	—
October 31, 2008	11.47	.39	(2.81)	(2.42)	(.50)	(.08)	(.02)
October 31, 2007	10.91	.45	.65	1.10	(.41)	(.13)	—
October 31, 2006	10.08	.29	.84	1.13	(.30)	—	—
October 31, 2005(1)	10.00	.15	.07	.22	(.14)	—	—

See accompanying notes which are an integral part of the financial statements.

68	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.17)	8.29	.36	1,009.25		1.02	2.14	12
(.57)	8.43	(22.28)	1,028.25		.93	4.85	108
(.51)	11.45	10.22	1,957.25		1.36	3.61	93
(.28)	10.88	11.02	1,723.25		3.41	2.53	71
(.08)	10.06	(1.01)	990.25		4.84	.37	1

(.16)	8.30	.36	4,376.25		1.02	2.17	12
(.58)	8.44	(22.24)	5,375.25		.93	4.46	108
(.51)	11.46	10.12	4,797.25		1.36	3.14	93
(.27)	10.90	11.08	1,485.25		2.90	2.54	71
(.12)	10.07	1.96	1,020.25		5.32	1.25	1

(.17)	8.30	.34	7,178	—	.77	2.27	12
(.60)	8.45	(22.02)	6,866	—	.68	4.64	108
(.54)	11.47	10.49	5,138	—	1.11	3.27	93
(.21)	10.90	5.69	150	—	3.35	1.11	71

(.17)	8.29	.26	14,662.25		1.01	2.11	12
(.58)	8.44	(22.21)	6,670.25		.92	2.92	108
(.52)	11.46	10.10	691.25		1.36	2.62	93

(.16)	8.28	.04	20,304.50		1.26	2.00	12
(.55)	8.44	(22.37)	14,347.50		1.18	4.86	108
(.49)	11.45	9.91	17,600.50		1.61	2.78	93
(.25)	10.89	10.73	4,028.50		3.15	2.27	71
(.11)	10.07	1.79	1,768.50		5.56	1.06	1

(.17)	8.31	.46	7,675	—	.77	2.26	12
(.60)	8.45	(22.02)	7,315	—	.67	3.75	108
(.54)	11.47	10.38	2,575	—	1.11	3.93	93
(.30)	10.91	11.35	1,360	—	2.69	2.73	71
(.14)	10.08	2.25	1,023	—	5.07	1.45	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	69

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2015 Strategy Fund
Class R1
April 30, 2009*	7.80	.15	(.21)	(.06)	(.12)	—	—
October 31, 2008(15)	10.00	.18	(2.20)	(2.02)	(.16)	—	(.02)
Class R2
April 30, 2009*	7.80	.12	(.19)	(.07)	(.11)	—	—
October 31, 2008(15)	10.00	.16	(2.19)	(2.03)	(.15)	—	(.02)
Class R3
April 30, 2009*	7.80	.11	(.19)	(.08)	(.11)	—	—
October 31, 2008(15)	10.00	.14	(2.19)	(2.05)	(.13)	—	(.02)
2020 Strategy Fund
Class A
April 30, 2009*	8.20	.13	(.27)	(.14)	(.12)	—	—
October 31, 2008	12.42	.50	(4.07)	(3.57)	(.48)	(.14)	(.03)
October 31, 2007	11.24	.34	1.19	1.53	(.32)	(.03)	—
October 31, 2006	10.14	.23	1.11	1.34	(.24)	—	—
October 31, 2005(2)	10.29	.03	(.11)	(.08)	(.07)	—	—
Class E
April 30, 2009*	8.19	.13	(.26)	(.13)	(.12)	—	—
October 31, 2008	12.42	.48	(4.06)	(3.58)	(.48)	(.14)	(.03)
October 31, 2007	11.25	.29	1.23	1.52	(.32)	(.03)	—
October 31, 2006	10.14	.22	1.13	1.35	(.24)	—	—
October 31, 2005(1)	10.00	.11	.14	.25	(.11)	—	—
Class R1
April 30, 2009*	8.20	.14	(.26)	(.12)	(.13)	—	—
October 31, 2008	12.42	.49	(4.03)	(3.54)	(.51)	(.14)	(.03)
October 31, 2007	11.25	.24	1.31	1.55	(.35)	(.03)	—
October 31, 2006(9)	10.62	.09	.70	.79	(.16)	—	—
Class R2
April 30, 2009*	8.18	.13	(.26)	(.13)	(.12)	—	—
October 31, 2008	12.41	.27	(3.84)	(3.57)	(.49)	(.14)	(.03)
October 31, 2007	11.24	.27	1.25	1.52	(.32)	(.03)	—
October 31, 2006(10)	10.82	.02	.50	.52	(.10)	—	—
Class R3(5)
April 30, 2009*	8.17	.12	(.25)	(.13)	(.12)	—	—
October 31, 2008	12.39	.51	(4.10)	(3.59)	(.47)	(.14)	(.02)
October 31, 2007	11.23	.28	1.21	1.49	(.30)	(.03)	—
October 31, 2006	10.13	.18	1.14	1.32	(.22)	—	—
October 31, 2005(1)	10.00	.08	.14	.22	(.09)	—	—
Class S
April 30, 2009*	8.19	.14	(.25)	(.11)	(.13)	—	—
October 31, 2008	12.42	.45	(4.00)	(3.55)	(.51)	(.14)	(.03)
October 31, 2007	11.24	.42	1.14	1.56	(.35)	(.03)	—
October 31, 2006	10.14	.22	1.14	1.36	(.26)	—	—
October 31, 2005(1)	10.00	.13	.14	.27	(.13)	—	—

See accompanying notes which are an integral part of the financial statements.

70	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.12)	7.62	(.64)	499	—	3.53	2.03	16
(.18)	7.80	(20.60)	153	—	13.08	1.85	13

(.11)	7.62	(.72)	1,016.25		3.46	1.65	16
(.17)	7.80	(20.68)	274.25		10.64	1.75	13

(.11)	7.61	(.90)	3,654.50		3.23	1.62	16
(.15)	7.80	(20.81)	300.50		10.45	1.56	13

(.12)	7.94	(1.64)	1,243.25		.85	1.71	11
(.65)	8.20	(29.99)	1,391.25		.74	4.63	103
(.35)	12.42	13.83	2,016.25		.86	2.93	44
(.24)	11.24	13.33	2,165.25		2.38	2.12	47
(.07)	10.14	(1.02)	990.25		4.74	.30	7

(.12)	7.94	(1.51)	8,816.25		.85	1.70	11
(.65)	8.19	(30.07)	7,207.25		.74	4.46	103
(.35)	12.42	13.79	9,498.25		.86	2.44	44
(.24)	11.25	13.42	2,118.25		1.95	2.12	47
(.11)	10.14	2.52	1,025.25		5.13	1.11	7

(.13)	7.95	(1.42)	19,038	—	.60	1.82	11
(.68)	8.20	(29.80)	17,283	—	.49	4.53	103
(.38)	12.42	14.05	19,194	—	.61	2.02	44
(.16)	11.25	6.98	702	—	1.77	.80	47

(.12)	7.93	(1.50)	35,878.25		.85	1.73	11
(.66)	8.18	(30.07)	18,247.25		.74	2.58	103
(.35)	12.41	13.81	4,135.25		.86	2.20	44
(.10)	11.24	4.34	641.25		1.62	.27	47

(.12)	7.92	(1.60)	51,977.50		1.10	1.55	11
(.63)	8.17	(30.24)	35,919.50		.99	4.80	103
(.33)	12.39	13.50	44,038.50		1.11	2.33	44
(.22)	11.23	13.14	9,355.50		2.12	1.70	47
(.09)	10.13	2.23	1,545.50		5.38	.89	7

(.13)	7.95	(1.30)	14,346	—	.60	1.82	11
(.68)	8.19	(29.88)	12,960	—	.49	4.26	103
(.38)	12.42	14.16	10,021	—	.61	3.49	44
(.26)	11.24	13.59	5,953	—	1.63	2.15	47
(.13)	10.14	2.71	1,027	—	4.88	1.31	7

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	71

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2025 Strategy Fund
Class R1
April 30, 2009*	7.21	.10	(.32)	(.22)	(.07)	—	—
October 31, 2008(15)	10.00	.10	(2.77)	(2.67)	(.10)	—	(.02)
Class R2
April 30, 2009*	7.20	.07	(.31)	(.24)	(.06)	—	—
October 31, 2008(15)	10.00	.12	(2.82)	(2.70)	(.08)	—	(.02)
Class R3
April 30, 2009*	7.20	.07	(.32)	(.25)	(.06)	—	—
October 31, 2008(15)	10.00	.09	(2.80)	(2.71)	(.07)	—	(.02)
2030 Strategy Fund
Class A
April 30, 2009*	7.45	.07	(.42)	(.35)	(.06)	—	—
October 31, 2008	13.23	.50	(5.59)	(5.09)	(.46)	(.19)	(.04)
October 31, 2007	11.53	.31	1.77	2.08	(.31)	(.07)	—
October 31, 2006	10.19	.21	1.34	1.55	(.21)	—	—
October 31, 2005(2)	10.33	.03	(.11)	(.08)	(.06)	—	—
Class E
April 30, 2009*	7.46	.05	(.45)	(.40)	(.05)	—	—
October 31, 2008	13.23	.46	(5.54)	(5.08)	(.46)	(.19)	(.04)
October 31, 2007	11.54	.23	1.85	2.08	(.32)	(.07)	—
October 31, 2006	10.20	.18	1.37	1.55	(.21)	—	—
October 31, 2005(1)	10.00	.10	.19	.29	(.09)	—	—
Class R1
April 30, 2009*	7.46	.07	(.45)	(.38)	(.06)	—	—
October 31, 2008	13.24	.44	(5.50)	(5.06)	(.48)	(.19)	(.05)
October 31, 2007	11.54	.14	1.98	2.12	(.35)	(.07)	—
October 31, 2006(9)	10.75	.07	.86	.93	(.14)	—	—
Class R2
April 30, 2009*	7.45	.07	(.46)	(.39)	(.06)	—	—
October 31, 2008	13.22	.16	(5.24)	(5.08)	(.46)	(.19)	(.04)
October 31, 2007	11.53	.16	1.92	2.08	(.32)	(.07)	—
October 31, 2006(10)	10.98	.02	.62	.64	(.09)	—	—
Class R3(5)
April 30, 2009*	7.45	.05	(.45)	(.40)	(.05)	—	—
October 31, 2008	13.22	.48	(5.59)	(5.11)	(.44)	(.19)	(.03)
October 31, 2007	11.54	.17	1.87	2.04	(.29)	(.07)	—
October 31, 2006	10.19	.16	1.38	1.54	(.19)	—	—
October 31, 2005(1)	10.00	.07	.20	.27	(.08)	—	—
Class S
April 30, 2009*	7.46	.07	(.46)	(.39)	(.06)	—	—
October 31, 2008	13.24	.39	(5.45)	(5.06)	(.48)	(.19)	(.05)
October 31, 2007	11.55	.29	1.82	2.11	(.35)	(.07)	—
October 31, 2006	10.20	.23	1.35	1.58	(.23)	—	—
October 31, 2005(1)	10.00	.12	.19	.31	(.11)	—	—

See accompanying notes which are an integral part of the financial statements.

72	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.07)	6.92	(2.94)	339	—	4.60	1.47	14
(.12)	7.21	(27.03)	226	—	6.19	1.04	113

(.06)	6.90	(3.14)	1,125.25		3.70	1.15	14
(.10)	7.20	(27.25)	73.25		8.56	1.31	113

(.06)	6.89	(3.35)	2,541.50		3.88	1.19	14
(.09)	7.20	(27.32)	325.50		7.71	.99	113

(.06)	7.04	(4.71)	1,478.25		.89	.98	6
(.69)	7.45	(40.22)	2,069.25		.77	4.66	86
(.38)	13.23	18.51	3,739.25		.98	2.51	31
(.21)	11.53	15.38	2,854.25		2.38	1.93	104
(.06)	10.19	(1.01)	990.25		4.86	.25	1

(.05)	7.01	(5.23)	8,706.25		.89	.97	6
(.69)	7.46	(40.14)	7,847.25		.77	4.25	86
(.39)	13.23	18.42	10,490.25		.98	1.88	31
(.21)	11.54	15.35	4,616.25		2.15	1.72	104
(.09)	10.20	2.96	1,029.25		5.37	.95	1

(.06)	7.02	(5.01)	11,642	—	.64	1.08	6
(.72)	7.46	(40.03)	10,413	—	.52	4.14	86
(.42)	13.24	18.80	8,582	—	.73	1.21	31
(.14)	11.54	8.22	347	—	2.07	.65	104

(.06)	7.00	(5.22)	29,279.25		.89	1.01	6
(.69)	7.45	(40.15)	14,938.25		.77	1.56	86
(.39)	13.22	18.46	3,359.25		.98	1.26	31
(.09)	11.53	5.40	633.25		1.79	.18	104

(.05)	7.00	(5.31)	37,683.50		1.14	.83	6
(.66)	7.45	(40.33)	26,547.50		1.02	4.49	86
(.36)	13.22	18.08	29,200.50		1.23	1.39	31
(.19)	11.54	15.22	8,249.50		2.33	1.42	104
(.08)	10.19	2.69	1,452.50		5.62	.75	1

(.06)	7.01	(5.14)	12,107	—	.64	1.08	6
(.72)	7.46	(40.02)	10,494	—	.52	3.66	86
(.42)	13.24	18.70	7,923	—	.73	2.32	31
(.23)	11.55	15.70	2,513	—	1.85	2.13	104
(.11)	10.20	3.15	1,031	—	5.12	1.16	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	73

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2035 Strategy Fund
Class R1
April 30, 2009*	6.86	.06	(.39)	(.33)	(.04)	—	—
October 31, 2008(15)	10.00	.07	(3.11)	(3.04)	(.07)	—	(.03)
Class R2
April 30, 2009*	6.87	.05	(.40)	(.35)	(.04)	—	—
October 31, 2008(15)	10.00	.08	(3.13)	(3.05)	(.06)	—	(.02)
Class R3
April 30, 2009*	6.87	.05	(.41)	(.36)	(.03)	—	—
October 31, 2008(15)	10.00	.06	(3.12)	(3.06)	(.05)	—	(.02)
2040 Strategy Fund
Class A
April 30, 2009*	7.49	.18	(.56)	(.38)	(.06)	—	—
October 31, 2008	13.44	.40	(5.66)	(5.26)	(.25)	(.18)	(.26)
October 31, 2007	11.71	.31	1.86	2.17	(.31)	(.13)	—
October 31, 2006	10.23	.19	1.48	1.67	(.19)	—	—
October 31, 2005(2)	10.36	.02	(.12)	(.10)	(.03)	—	—
Class E
April 30, 2009*	7.50	.18	(.56)	(.38)	(.06)	—	—
October 31, 2008	13.46	.28	(5.55)	(5.27)	(.25)	(.18)	(.26)
October 31, 2007	11.72	.24	1.94	2.18	(.31)	(.13)	—
October 31, 2006	10.24	.17	1.50	1.67	(.19)	—	—
October 31, 2005(1)	10.00	.08	.24	.32	(.08)	—	—
Class R1
April 30, 2009*	7.50	.19	(.57)	(.38)	(.06)	—	—
October 31, 2008	13.46	.19	(5.43)	(5.24)	(.26)	(.18)	(.28)
October 31, 2007	11.73	.12	2.08	2.20	(.34)	(.13)	—
October 31, 2006(9)	10.89	.06	.90	.96	(.12)	—	—
Class R2
April 30, 2009*	7.49	.18	(.56)	(.38)	(.06)	—	—
October 31, 2008	13.46	(.04)	(5.23)	(5.27)	(.25)	(.18)	(.27)
October 31, 2007	11.71	.28	1.90	2.18	(.30)	(.13)	—
October 31, 2006(3)	11.14	.09	.59	.68	(.11)	—	—
Class R3(5)
April 30, 2009*	7.48	.17	(.56)	(.39)	(.05)	—	—
October 31, 2008	13.43	.33	(5.61)	(5.28)	(.24)	(.18)	(.25)
October 31, 2007	11.71	.12	2.02	2.14	(.29)	(.13)	—
October 31, 2006	10.24	.14	1.50	1.64	(.17)	—	—
October 31, 2005(1)	10.00	.06	.24	.30	(.06)	—	—
Class S
April 30, 2009*	7.50	.19	(.57)	(.38)	(.06)	—	—
October 31, 2008	13.46	.21	(5.45)	(5.24)	(.26)	(.18)	(.28)
October 31, 2007	11.73	.26	1.94	2.20	(.34)	(.13)	—
October 31, 2006	10.24	.22	1.49	1.71	(.22)	—	—
October 31, 2005(1)	10.00	.10	.24	.34	(.10)	—	—

See accompanying notes which are an integral part of the financial statements.

74	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.04)	6.49	(4.80)	529	—	5.12	1.06	16
(.10)	6.86	(30.73)	428	—	6.44	.70	90

(.04)	6.48	(4.86)	705.25		4.96	.79	16
(.08)	6.87	(30.84)	73.25		8.66	.86	90

(.03)	6.48	(4.91)	1,444.50		4.95	.79	16
(.07)	6.87	(30.93)	124.50		8.56	.69	90

(.06)	7.05	(5.08)	724.25		.97	2.75	4
(.69)	7.49	(40.84)	944.25		.84	3.64	96
(.44)	13.44	19.04	2,363.25		1.14	2.49	22
(.19)	11.71	16.49	1,886.25		2.64	1.72	88
(.03)	10.23	(.95)	991.25		4.81	.21	2

(.06)	7.06	(5.06)	5,867.25		.96	2.75	4
(.69)	7.50	(40.85)	4,523.25		.85	2.59	96
(.44)	13.46	19.12	6,353.25		1.14	1.96	22
(.19)	11.72	16.48	3,096.25		2.30	1.55	88
(.08)	10.24	3.20	1,032.25		5.26	.78	2

(.06)	7.06	(4.97)	6,662	—	.71	2.87	4
(.72)	7.50	(40.69)	4,824	—	.60	1.80	96
(.47)	13.46	19.31	2,935	—	.89	.99	22
(.12)	11.73	8.47	93	—	2.27	.56	88

(.06)	7.05	(5.06)	22,938.25		.95	2.80	4
(.70)	7.49	(40.91)	9,936.25		.85	(.42)	96
(.43)	13.46	19.11	2,061.25		1.14	2.28	22
(.11)	11.71	6.11	1,256.25		2.16	.86	88

(.05)	7.04	(5.16)	28,786.50		1.21	2.61	4
(.67)	7.48	(41.02)	22,913.50		1.10	3.09	96
(.42)	13.43	18.75	29,700.50		1.39	.96	22
(.17)	11.71	16.11	5,506.50		2.48	1.25	88
(.06)	10.24	3.03	1,701.50		5.52	.59	2

(.06)	7.06	(4.97)	8,936	—	.71	2.87	4
(.72)	7.50	(40.69)	7,249	—	.61	2.00	96
(.47)	13.46	19.30	4,410	—	.89	2.07	22
(.22)	11.73	16.84	1,666	—	1.97	2.00	88
(.10)	10.24	3.39	1,035	—	5.02	.99	2

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	75

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2045 Strategy Fund
Class R1
April 30, 2009*	6.87	.06	(.41)	(.35)	(.04)	—	—
October 31, 2008(15)	10.00	.07	(3.10)	(3.03)	(.06)	—	(.04)
Class R2
April 30, 2009*	6.87	.05	(.40)	(.35)	(.04)	—	—
October 31, 2008(15)	10.00	.07	(3.11)	(3.04)	(.06)	—	(.03)
Class R3
April 30, 2009*	6.87	.05	(.40)	(.35)	(.04)	—	—
October 31, 2008(15)	10.00	.06	(3.12)	(3.06)	(.04)	—	(.03)
2050 Strategy Fund
Class R1
April 30, 2009*	6.98	.07	(.42)	(.35)	(.06)	—	—
October 31, 2008(15)	10.00	.09	(2.99)	(2.90)	(.08)	—	(.04)
Class R2
April 30, 2009*	6.98	.06	(.41)	(.35)	(.06)	—	—
October 31, 2008(15)	10.00	.07	(2.98)	(2.91)	(.08)	—	(.03)
Class R3
April 30, 2009*	6.99	.03	(.40)	(.37)	(.05)	—	—
October 31, 2008(15)	10.00	.06	(2.98)	(2.92)	(.06)	—	(.03)
In Retirement Fund
Class R1
April 30, 2009*	8.12	.17	(.14)	.03	(.13)	—	—
October 31, 2008(15)	10.00	.25	(1.87)	(1.62)	(.25)	—	(.01)
Class R2
April 30, 2009*	8.12	.17	(.14)	.03	(.13)	—	—
October 31, 2008(15)	10.00	.23	(1.86)	(1.63)	(.24)	—	(.01)
Class R3
April 30, 2009*	8.12	.14	(.13)	.01	(.12)	—	—
October 31, 2008(15)	10.00	.22	(1.87)	(1.65)	(.22)	—	(.01)

See accompanying notes which are an integral part of the financial statements.

76	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.04)	6.48	(4.86)	827	—	4.61	1.05	11
(.10)	6.87	(30.60)	660	—	6.27	.72	34

(.04)	6.48	(4.92)	961.25		5.20	.78	11
(.09)	6.87	(30.71)	70.25		8.21	.74	34

(.04)	6.48	(4.98)	400.50		5.53	.80	11
(.07)	6.87	(30.82)	72.50		8.43	.60	34

(.06)	6.57	(4.58)	101	—	5.04	1.08	12
(.12)	6.98	(29.54)	71	—	21.57	.90	6

(.06)	6.57	(4.63)	5,776.25		1.95	1.06	12
(.11)	6.98	(29.65)	71.25		21.83	.76	6

(.05)	6.57	(4.74)	980.50		2.81	.55	12
(.09)	6.99	(29.77)	71.50		22.08	.61	6

(.13)	8.02	.85	122	—	5.34	2.21	19
(.26)	8.12	(16.82)	84	—	20.48	2.58	11

(.13)	8.02	.78	2,078.25		3.21	2.15	19
(.25)	8.12	(16.95)	83.25		20.73	2.43	11

(.12)	8.01	.59	511.50		4.95	1.88	19
(.23)	8.12	(17.08)	85.50		20.94	2.28	11

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	77

Russell Investment Company

LifePoints® Funds

Notes to Financial Highlights

*	For the period ended April 30, 2009 (Unaudited).
**	Less than .5%.
(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.
(2)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.
(3)	For the period March 17, 2006 (commencement of operations) to October 31, 2006.
(4)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.
(5)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.
(6)	For the period April 3, 2006 (commencement of operations) to October 31, 2006.
(7)	For the period May 19, 2006 (commencement of operations) to October 31, 2006.
(8)	For the period June 6, 2006 (commencement of operations) to October 31, 2006.
(9)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.
(10)	For the period September 8, 2006 (commencement of operations) to October 31, 2006.
(11)	For the period October 3, 2006 (commencement of operations) to October 31, 2006.
(12)	For the period November 10, 2006 (commencement of operations) to October 31, 2007.
(13)	For the period December 29, 2006 (commencement of operations) to October 31, 2007.
(14)	For the period December 31, 2007 (commencement of operations) to October 31, 2008.
(15)	For the period March 31, 2008 (commencement of operations) to October 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invest.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.

See accompanying notes which are an integral part of the financial statements.

78	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements — April 30, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

Target Portfolio Funds

The Funds seek to achieve their objective by investing in the Class Y Shares of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2009
Asset Class/Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Bonds
Russell Short Duration Bond Fund	20%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	60	40	20	—
Domestic Equities
Russell Real Estate Securities Fund	3	3	5	6	7
Russell U.S. Core Equity Fund	6	10	15	21	26
Russell U.S. Quantitative Equity Fund	5	10	15	20	25
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equities
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	2	3	4	6	7
Russell International Developed Markets Fund	4	9	14	17	23

	100%	100%	100%	100%	100%

Target Date Funds

Each of the Funds listed in the table below seeks to achieve its objective by investing in the Class Y Shares of Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which the Funds invest. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2009
Assets Class/Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Bonds
Russell Short Duration Bond Fund	6%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	56	45	30	10
Domestic Equities
Russell Real Estate Securities Fund	3	4	4	5	6
Russell U.S. Core Equity Fund	9	11	14	18	23
Russell U.S. Quantitative Equity Fund	9	11	13	18	23
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equities
Russell Emerging Markets Fund	1	2	3	4	5
Russell Global Equity Fund	3	3	4	5	7
Russell International Developed Markets Fund	7	10	13	15	20

	100%	100%	100%	100%	100%

Notes to Financial Statements	79

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	Asset Allocation Targets as of March 1, 2009
Asset Class/Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Bonds
Russell Short Duration Bond Fund	—%	—%	—%	—%	8%
Russell Strategic Bond Fund	10	10	10	10	60
Domestic Equities
Russell Real Estate Securities Fund	6	6	6	6	3
Russell U.S. Core Equity Fund	23	23	23	23	8
Russell U.S. Quantitative Equity Fund	23	23	23	23	8
Russell U.S. Small & Mid Cap Fund	6	6	6	6	2
International Equities
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	7	7	7	7	3
Russell International Developed Markets Fund	20	20	20	20	7

	100%	100%	100%	100%	100%

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Fund. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

80	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements	81

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Inputs used in valuing the Funds’ investments for the period ended April 30, 2009 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2010 Strategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities

Level 1	$452,043,376	$829,213,547	$3,565,654,981	$2,450,031,185	$1,147,968,765	$55,200,779
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$452,043,376	$829,213,547	$3,565,654,981	$2,450,031,185	$1,147,968,765	$55,200,779

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$5,142,164	$131,265,445	$3,977,129	$100,856,067	$2,648,040	$73,905,726
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$5,142,164	$131,265,445	$3,977,129	$100,856,067	$2,648,040	$73,905,726

	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$2,157,969	$6,826,584	$2,679,964
Level 2	—	—	—
Level 3	—	—	—

	$2,157,969	$6,826,584	$2,679,964

As of April 30, 2009, there were no Level 3 securities held by the Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), adopted by the Funds on November 1, 2007, management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At April 30, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files a U.S. tax return. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

82	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Class Allocation

Each of the Funds presented herein offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2009, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

Funds	Purchases	Sales

Conservative Strategy Fund	$60,842,797	$34,847,058
Moderate Strategy Fund	94,034,989	118,257,351
Balanced Strategy Fund	318,000,334	576,728,723
Growth Strategy Fund	139,945,672	268,999,244
Equity Growth Strategy Fund	38,520,260	110,566,750
2010 Strategy Fund	19,540,881	5,508,498
2015 Strategy Fund	4,594,512	405,866
2020 Strategy Fund	51,420,719	11,633,235
2025 Strategy Fund	242,637	261,828
2030 Strategy Fund	35,748,303	4,486,757
2035 Strategy Fund	256,078	216,019
2040 Strategy Fund	27,724,095	2,428,467
2045 Strategy Fund	1,440,567	136,031
2050 Strategy Fund	6,828,508	462,130
In Retirement Fund	2,725,780	354,603

Notes to Financial Statements	83

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly totaling $8,488,256 and $2,122,064 respectively, for the period ended April 30, 2009.

RFSC serves as the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2009, were $7,614,016.

Effective October 1, 2008 transfer agent fees were charged at the class level. Prior to this date, transfer agent fees were charged at the Fund level.

Waivers and Reimbursements

Target Portfolio Funds

For each Fund individually, RIMCo has contractually agreed, until February 28, 2010, to waive up to the full amount of its 0.20% advisory fee and then reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of the Fund on an annual basis.

Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

Target Date Funds

RIMCo and RFSC, have agreed to waive and/or reimburse the Target Date Funds for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Target Date Funds invest which are borne indirectly by the Target Date Funds or extraordinary expenses until February 28, 2010. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

As of April 30, 2009, RIMCo and RFSC waived/reimbursed the following expenses:

	RIMCo Waiver	RFSC Waiver	RIMCo/RFSC Reimbursement	Total
Conservative Strategy Fund	$420,100	$—	$142,382	$562,482
Moderate Strategy Fund	805,773	—	68,969	874,742
Balanced Strategy Fund	3,415,957	—	—	3,415,957
Growth Strategy Fund	2,349,168	—	—	2,349,168
Equity Growth Strategy Fund	1,103,944	—	7,081	1,111,025
2010 Strategy Fund	58,015	41,807	77,752	177,574
2015 Strategy Fund	2,867	2,092	28,541	33,500
2020 Strategy Fund	130,836	94,287	88,027	313,150
2025 Strategy Fund	2,235	1,630	27,919	31,784
2030 Strategy Fund	98,594	71,017	83,282	252,893
2035 Strategy Fund	1,548	1,122	26,646	29,316
2040 Strategy Fund	71,569	51,578	79,931	203,078
2045 Strategy Fund	1,543	1,115	26,795	29,453
2050 Strategy Fund	4,850	3,534	27,045	35,429
In Retirement Fund	2,409	1,747	27,017	31,173

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors, Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”). The Distributor serves as a distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

84	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R2 and Class R3 shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R2 and Class R3 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R2 and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2009, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Conservative Strategy	$—
Moderate Strategy	5,703
Balanced Strategy	17,518
Growth Strategy	(58)
Equity Growth Strategy	5,476
2010 Strategy	—
2020 Strategy	—
2030 Strategy	—
2040 Strategy	—

For the period ended April 30, 2009, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

Funds	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Conservative Strategy	$177,446	$36,539
Moderate Strategy	213,504	39,428
Balanced Strategy	1,187,781	206,760
Growth Strategy	1,336,212	216,787
Equity Growth Strategy	331,704	49,368
2010 Strategy	314	51
2020 Strategy	95	13
2030 Strategy	397	53
2040 Strategy	1,232	160

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2009 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2010 Strategy Fund

Advisory fees	$—	$—	$17,515	$134,501	$16,604	$—
Administration fees	18,205	33,114	141,744	96,974	45,072	—
Distribution fees	102,672	189,767	921,229	616,710	284,747	4,124
Shareholder servicing fees	65,024	115,814	449,279	304,681	149,722	7,701
Transfer agent fees	65,372	119,327	510,930	349,545	162,478	—
Trustee fees	554	931	3,939	2,751	1,265	75

	$251,827	$458,953	$2,044,636	$1,505,162	$659,888	$11,900

Notes to Financial Statements	85

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund

Advisory fees	$—	$—	$—	$—	$—	$—
Administration fees	—	—	—	—	—	—
Distribution fees	716	10,114	498	7,470	269	5,629
Shareholder servicing fees	916	18,616	714	14,576	399	11,073
Transfer agent fees	—	—	—	—	—	—
Trustee fees	10	181	8	128	5	97

	$1,642	$28,911	$1,220	$22,174	$673	$16,799

	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Advisory fees	$—	$—	$—
Administration fees	—	—	—
Distribution fees	76	140	95
Shareholder servicing fees	251	1,275	528
Transfer agent fees	—	—	—
Trustee fees	3	15	7

	$330	$1,430	$630

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended April 30, 2009 with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Conservative Strategy
Russell U.S. Core Equity Fund	$29,811,052	$8,719,965	$4,828,764	$(1,217,324)	$228,907	$—
Russell U.S. Quantitative Equity Fund	24,586,840	7,596,071	4,407,522	(1,151,426)	207,287	—
Russell International Developed Markets Fund	19,806,801	5,708,085	3,490,331	(1,031,189)	—	—
Russell Global Equity Fund	9,915,933	2,836,428	1,640,856	(414,555)	134,258	—
Russell Strategic Bond Fund	264,026,312	22,134,006	16,667,714	(1,205,842)	7,720,136	729,578
Russell Short Duration Bond Fund	87,261,906	5,089,186	6,485,870	(309,565)	1,678,800	—
Russell Real Estate Securities Fund	16,634,532	8,759,055	4,072,670	(1,107,918)	399,756	—

	$452,043,376	$60,842,796	$41,593,727	$(6,437,819)	$10,369,144	$729,578

Moderate Strategy
Russell U.S. Core Equity Fund	$83,627,650	$9,328,187	$11,302,932	$(3,531,791)	$729,222	$—
Russell U.S. Quantitative Equity Fund	83,357,312	9,806,516	11,202,835	(3,190,881)	775,629	—
Russell U.S. Small & Mid Cap Fund	25,735,084	4,128,408	4,552,692	(1,376,981)	144,210	—
Russell International Developed Markets Fund	75,553,203	8,047,960	11,852,460	(4,396,444)	—	—
Russell Global Equity Fund	25,014,783	2,230,135	3,060,206	(948,261)	409,041	—
Russell Emerging Markets Fund	17,199,884	2,878,406	5,697,061	(2,156,260)	—	816,524
Russell Strategic Bond Fund	491,508,584	45,909,418	93,679,449	(12,248,188)	15,112,979	1,447,976
Russell Real Estate Securities Fund	27,217,048	11,705,958	6,922,733	(1,499,462)	688,368	—

	$829,213,548	$94,034,988	$148,270,368	$(29,348,268)	$17,859,449	$2,264,500

86	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Balanced Strategy
Russell U.S. Core Equity Fund	$537,120,304	$16,411,125	$44,530,305	$(12,974,350)	$4,788,549	$—
Russell U.S. Quantitative Equity Fund	533,575,292	23,792,362	62,792,638	(21,706,800)	5,059,076	—
Russell U.S. Small & Mid Cap Fund	147,509,723	16,364,701	20,082,454	(5,888,451)	851,269	—
Russell International Developed Markets Fund	498,818,399	20,573,901	69,037,403	(29,118,116)	—	—
Russell Global Equity Fund	142,459,997	5,122,084	16,516,174	(6,264,145)	2,417,128	—
Russell Emerging Markets Fund	111,033,475	15,573,713	39,600,676	(18,372,544)	—	5,385,166
Russell Strategic Bond Fund	1,396,833,917	143,749,767	454,110,787	(67,241,656)	44,522,845	4,290,914
Russell Real Estate Securities Fund	198,303,874	76,412,681	51,337,386	(16,711,358)	4,802,510	—

	$3,565,654,981	$318,000,334	$758,007,823	$(178,277,420)	$62,441,377	$9,676,080

Growth Strategy
Russell U.S. Core Equity Fund	$518,678,628	$10,317,914	$40,631,877	$(15,079,560)	$4,515,506	$—
Russell U.S. Quantitative Equity Fund	489,803,709	14,396,965	51,909,632	(19,730,663)	4,533,229	—
Russell U.S. Small & Mid Cap Fund	154,748,271	9,869,777	9,132,180	(2,730,283)	863,656	—
Russell International Developed Markets Fund	420,468,098	5,851,179	38,573,546	(17,507,833)
Russell Global Equity Fund	147,770,986	2,818,710	13,804,734	(5,508,598)	2,459,369	—
Russell Emerging Markets Fund	105,144,692	11,202,423	27,779,326	(13,605,481)	—	4,924,129
Russell Strategic Bond Fund	449,363,487	28,864,946	166,246,342	(24,690,023)	15,211,571	1,478,057
Russell Real Estate Securities Fund	164,053,314	56,623,758	27,940,322	(6,899,457)	3,932,176	—

	$2,450,031,185	$139,945,672	$376,017,959	$(105,751,898)	$31,515,507	$6,402,186

Equity Growth Strategy
Russell U.S. Core Equity Fund	$295,928,364	$3,961,228	$43,152,035	$(19,194,873)	$2,660,418	$—
Russell U.S. Quantitative Equity Fund	282,246,620	4,558,576	40,076,359	(15,457,070)	2,689,576	—
Russell U.S. Small & Mid Cap Fund	82,402,559	2,691,449	9,914,697	(3,253,330)	485,757	—
Russell International Developed Markets Fund	262,630,064	4,385,335	44,427,732	(19,389,022)	—	—
Russell Global Equity Fund	79,502,469	1,646,211	14,347,902	(5,752,010)	1,383,115	—
Russell Emerging Markets Fund	60,168,158	3,580,535	22,139,247	(9,496,534)	—	2,942,454
Russell Real Estate Securities Fund	85,090,531	17,696,926	11,620,146	(2,120,938)	2,083,381	—

	$1,147,968,765	$38,520,260	$185,678,118	$(74,663,777)	$9,302,247	$2,942,454

2010 Strategy Fund
Russell U.S. Core Equity Fund	$4,907,371	$2,030,374	$1,080,985	$(334,054)	$38,092	$—
Russell U.S. Quantitative Equity Fund	4,876,895	2,068,013	1,015,443	(281,060)	41,190	—
Russell U.S. Small & Mid Cap Fund	1,245,693	562,473	481,870	(172,494)	6,432	—
Russell International Developed Markets Fund	4,260,513	1,770,996	1,076,901	(333,904)	—	—
Russell Global Equity Fund	1,526,596	598,704	295,476	(88,049)	20,838	—
Russell Emerging Markets Fund	843,835	314,595	342,267	(124,011)	—	34,968
Russell Strategic Bond Fund	32,437,560	9,276,797	1,998,139	(104,625)	847,117	78,338
Russell Short Duration Bond Fund	3,235,888	1,657,340	179,391	(9,258)	56,243	—
Russell Real Estate Securities Fund	1,866,426	1,261,589	674,810	(188,028)	43,587	—

	$55,200,777	$19,540,881	$7,145,282	$(1,635,483)	$1,053,499	$113,306

2015 Strategy Fund
Russell U.S. Core Equity Fund	$568,003	$483,105	$67,019	$(21,305)	$1,803	$—
Russell U.S. Quantitative Equity Fund	565,554	496,065	58,598	(17,258)	2,496	—
Russell U.S. Small & Mid Cap Fund	168,089	141,739	23,601	(8,082)	131	—
Russell International Developed Markets Fund	521,908	438,290	45,957	(15,976)	—	—
Russell Global Equity Fund	165,310	138,671	15,988	(5,379)	373	—
Russell Emerging Markets Fund	117,014	93,156	25,676	(8,621)	—	770
Russell Strategic Bond Fund	2,842,798	2,643,979	256,842	(32,141)	34,480	1,069
Russell Real Estate Securities Fund	193,489	159,507	34,381	(13,436)	3,791	—

	$5,142,165	$4,594,512	$528,062	$(122,198)	$43,074	$1,839

Notes to Financial Statements	87

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2020 Strategy Fund
Russell U.S. Core Equity Fund	$18,031,683	$7,174,002	$3,200,998	$(1,205,678)	$134,883	$—
Russell U.S. Quantitative Equity Fund	17,963,148	7,359,327	3,082,272	(1,116,156)	146,405	—
Russell U.S. Small & Mid Cap Fund	5,165,663	2,189,423	1,001,739	(405,100)	23,007	—
Russell International Developed Markets Fund	16,870,054	6,654,811	3,041,542	(1,237,111)	—	—
Russell Global Equity Fund	4,915,920	1,896,580	822,256	(348,869)	63,838	—
Russell Emerging Markets Fund	3,846,489	1,379,342	1,069,394	(531,654)	—	139,531
Russell Strategic Bond Fund	57,815,691	20,363,901	2,987,551	(369,664)	1,397,500	120,142
Russell Real Estate Securities Fund	6,656,798	4,403,331	2,389,519	(740,074)	152,250	—

	$131,265,446	$51,420,717	$17,595,271	$(5,954,306)	$1,917,883	$259,673

2025 Strategy Fund
Russell U.S. Core Equity Fund	$703,736	$30,848	$69,974	$(24,150)	$2,334	$—
Russell U.S. Quantitative Equity Fund	701,580	36,449	61,543	(19,668)	3,150	—
Russell U.S. Small & Mid Cap Fund	201,848	3,024	23,041	(9,071)	200	—
Russell International Developed Markets Fund	622,388	26,598	35,355	(16,134)	—	—
Russell Global Equity Fund	198,653	8,065	15,021	(4,980)	553	—
Russell Emerging Markets Fund	142,463	1,037	27,526	(12,633)	—	1,114
Russell Strategic Bond Fund	1,166,808	132,171	93,440	(7,956)	14,313	463
Russell Real Estate Securities Fund	239,652	4,447	52,867	(22,346)	4,692	—

	$3,977,128	$242,639	$378,767	$(116,938)	$25,242	$1,577

2030 Strategy Fund
Russell U.S. Core Equity Fund	$23,012,328	$7,790,148	$736,531	$(248,033)	$165,640	$—
Russell U.S. Quantitative Equity Fund	22,934,386	8,154,466	860,145	(237,947)	180,065	—
Russell U.S. Small & Mid Cap Fund	6,612,372	2,273,952	470,867	(168,559)	29,545	—
Russell International Developed Markets Fund	20,207,942	6,779,761	598,244	(249,759)	—	—
Russell Global Equity Fund	6,505,930	2,114,286	188,904	(70,744)	82,212	—
Russell Emerging Markets Fund	4,632,999	1,336,737	669,933	(273,853)	—	166,919
Russell Strategic Bond Fund	9,862,377	3,540,391	1,527,060	(159,738)	245,769	22,582
Russell Real Estate Securities Fund	7,087,733	3,758,562	1,250,665	(405,578)	167,242	—

	$100,856,067	$35,748,303	$6,302,349	$(1,814,211)	$870,473	$189,501

2035 Strategy Fund
Russell U.S. Core Equity Fund	$605,045	$60,483	$69,409	$(28,536)	$2,120	$—
Russell U.S. Quantitative Equity Fund	603,630	65,766	71,310	(26,066)	2,747	—
Russell U.S. Small & Mid Cap Fund	171,592	10,135	24,121	(10,315)	220	—
Russell International Developed Markets Fund	530,636	50,303	69,802	(28,896)	—	—
Russell Global Equity Fund	170,792	16,093	20,694	(9,182)	616	—
Russell Emerging Markets Fund	120,272	5,929	20,738	(9,745)	—	1,264
Russell Strategic Bond Fund	262,814	44,030	43,141	(3,690)	3,425	237
Russell Real Estate Securities Fund	183,260	3,339	26,027	(12,794)	3,601	—

	$2,648,041	$256,078	$345,242	$(129,224)	$12,729	$1,501

2040 Strategy Fund
Russell U.S. Core Equity Fund	$16,897,485	$6,125,517	$332,499	$(112,991)	$120,064	$—
Russell U.S. Quantitative Equity Fund	16,854,075	6,461,703	430,590	(107,851)	130,659	—
Russell U.S. Small & Mid Cap Fund	4,831,170	1,761,244	280,935	(100,927)	58,019	—
Russell International Developed Markets Fund	14,821,111	5,412,040	409,764	(159,004)	957,653	—
Russell Global Equity Fund	4,777,204	1,699,764	129,506	(48,021)	59,377	—
Russell Emerging Markets Fund	3,400,983	1,038,050	448,292	(187,524)	—	120,780
Russell Strategic Bond Fund	7,268,857	2,420,556	492,551	(64,958)	178,844	16,142
Russell Real Estate Securities Fund	5,054,842	2,805,221	927,680	(241,072)	159,452	—

	$73,905,727	$27,724,095	$3,451,817	$(1,022,348)	$1,664,068	$136,922

88	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2045 Strategy Fund
Russell U.S. Core Equity Fund	$496,352	$316,693	$23,127	$(8,474)	$2,214	$—
Russell U.S. Quantitative Equity Fund	496,344	326,274	17,879	(4,893)	2,657	—
Russell U.S. Small & Mid Cap Fund	140,279	86,839	8,718	(2,751)	305	—
Russell International Developed Markets Fund	431,636	290,078	50,417	(22,191)	—	—
Russell Global Equity Fund	140,273	89,684	8,132	(3,435)	858	—
Russell Emerging Markets Fund	97,127	54,372	11,899	(3,983)	—	1,755
Russell Strategic Bond Fund	215,659	165,694	32,685	(2,468)	3,533	240
Russell Real Estate Securities Fund	140,298	110,933	48,789	(17,420)	2,979	—

	$2,157,968	$1,440,567	$201,646	$(65,615)	$12,546	$1,995

2050 Strategy Fund
Russell U.S. Core Equity Fund	$1,569,742	$1,523,386	$102,701	$(22,955)	$8,479	$—
Russell U.S. Quantitative Equity Fund	1,563,991	1,566,364	93,094	(27,004)	9,754	—
Russell U.S. Small & Mid Cap Fund	445,800	432,943	48,568	(9,642)	1,321	—
Russell International Developed Markets Fund	1,371,989	1,357,689	59,793	(12,458)	—	—
Russell Global Equity Fund	443,547	429,087	20,945	(4,868)	3,662	—
Russell Emerging Markets Fund	310,848	292,413	42,849	(5,722)	—	7,452
Russell Strategic Bond Fund	670,025	695,135	56,509	(3,594)	11,123	979
Russell Real Estate Securities Fund	450,642	531,491	142,171	(18,256)	10,143	—

	$6,826,584	$6,828,508	$566,630	$(104,499)	$44,482	$8,431

In Retirement Fund
Russell U.S. Core Equity Fund	$219,757	$234,626	$56,131	$(9,404)	$1,763	$—
Russell U.S. Quantitative Equity Fund	219,757	237,217	47,701	(8,178)	1,902	—
Russell U.S. Small & Mid Cap Fund	48,239	52,345	15,224	(1,973)	249	—
Russell International Developed Markets Fund	187,597	206,491	48,757	(10,430)	—	—
Russell Global Equity Fund	69,679	75,295	18,017	(3,381)	995	—
Russell Emerging Markets Fund	32,160	36,087	13,548	(1,630)	—	1,350
Russell Strategic Bond Fund	1,607,978	1,570,564	149,464	(16,249)	32,790	3,994
Russell Short Duration Bond Fund	214,397	207,456	20,114	(1,415)	3,910	—
Russell Real Estate Securities Fund	80,399	105,700	43,267	(4,831)	2,245	—

	$2,679,963	$2,725,781	$412,223	$(57,491)	$43,854	$5,344

5.	Federal Income Taxes

At October 31, 2008, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/16	Totals

2010 Strategy Fund	$8,421	$8,421
2015 Strategy Fund	244	244
2020 Strategy Fund	1,603,911	1,603,911
2025 Strategy Fund	67,749	67,749
2030 Strategy Fund	3,494,307	3,494,307
2035 Strategy Fund	72,222	72,222
2040 Strategy Fund	2,610,042	2,610,042
2045 Strategy Fund	13,873	13,873
2050 Strategy Fund	1,195	1,195
In Retirement Fund	1,507	1,507

At April 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Growth Strategy Fund	Growth Strategy Fund	Balanced Strategy Fund	Moderate Strategy Fund	Conservative Strategy Fund

Cost of Investments	$1,854,352,318	$3,650,440,714	$4,899,608,772	$1,056,825,453	$522,937,626

Unrealized Appreciation	—	—	—	—	—
Unrealized Depreciation	(706,383,553)	(1,200,409,529)	(1,333,953,791)	(227,611,906)	(70,894,250)

Net Unrealized Appreciation (Depreciation)	$(706,383,553)	$(1,200,409,529)	$(1,333,953,791)	$(227,611,906)	$(70,894,250)

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Cost of Investments	$66,528,952	$5,081,732	$165,634,836	$3,967,997	$138,267,020

Unrealized Appreciation	—	60,432	—	9,132	—
Unrealized Depreciation	(11,328,173)	—	(34,369,391)	—	(37,410,953)

Net Unrealized Appreciation (Depreciation)	$(11,328,173)	$60,432	$(34,369,391)	$9,132	$(37,410,953)

Notes to Financial Statements	89

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement

Cost of Investments	$2,748,702	$99,420,679	$2,472,985	$6,664,073	$2,645,039

Unrealized Appreciation	23,978	—	2,220	162,511	34,925
Unrealized Depreciation	(124,640)	(25,514,953)	(317,236)	—	—

Net Unrealized Appreciation (Depreciation)	$(100,662)	$(25,514,953)	$(315,016)	$162,511	$34,925

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2009 and October 31, 2008 were as follows:

	Shares		Dollars
Conservative Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	3,539	5,964	$29,778	$60,862
Proceeds from reinvestment of distributions	235	282	1,981	2,901
Payments for shares redeemed	(2,470)	(4,728)	(20,735)	(47,856)

Net increase (decrease)	1,304	1,518	11,024	15,907

Class C
Proceeds from shares sold	4,097	6,042	34,256	61,110
Proceeds from reinvestment of distributions	338	409	2,834	4,210
Payments for shares redeemed	(3,103)	(4,078)	(26,015)	(40,884)

Net increase (decrease)	1,332	2,373	11,075	24,436

Class E
Proceeds from shares sold	1,873	3,836	15,783	39,666
Proceeds from reinvestment of distributions	270	453	2,277	4,691
Payments for shares redeemed	(1,823)	(4,325)	(15,427)	(44,095)

Net increase (decrease)	320	(36)	2,633	262

Class R1
Proceeds from shares sold	208	226	1,780	2,317
Proceeds from reinvestment of distributions	15	15	131	150
Payments for shares redeemed	(76)	(71)	(644)	(712)

Net increase (decrease)	147	170	1,267	1,755

Class R2
Proceeds from shares sold	182	660	1,547	6,898
Proceeds from reinvestment of distributions	24	31	200	319
Payments for shares redeemed	(130)	(329)	(1,095)	(3,356)

Net increase (decrease)	76	362	652	3,861

Class R3
Proceeds from shares sold	1,717	5,053	14,483	52,719
Proceeds from reinvestment of distributions	608	1,001	5,155	10,403
Payments for shares redeemed	(3,075)	(5,463)	(26,202)	(56,372)

Net increase (decrease)	(750)	591	(6,564)	6,750

Class S
Proceeds from shares sold	3,677	5,081	30,875	52,287
Proceeds from reinvestment of distributions	205	301	1,738	3,103
Payments for shares redeemed	(2,475)	(4,961)	(21,055)	(50,382)

Net increase (decrease)	1,407	421	11,558	5,008

Total increase (decrease)	3,836	5,399	$31,645	$57,979

90	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Moderate Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	3,617	7,745	$28,636	$83,738
Proceeds from reinvestment of distributions	728	1,307	5,800	14,209
Payments for shares redeemed	(4,854)	(7,462)	(38,129)	(78,093)

Net increase (decrease)	(509)	1,590	(3,693)	19,854

Class C
Proceeds from shares sold	5,218	8,033	41,505	85,384
Proceeds from reinvestment of distributions	852	1,442	6,770	15,714
Payments for shares redeemed	(6,349)	(8,180)	(49,980)	(84,689)

Net increase (decrease)	(279)	1,295	(1,705)	16,409

Class E
Proceeds from shares sold	2,315	5,048	18,307	54,389
Proceeds from reinvestment of distributions	707	1,312	5,642	14,283
Payments for shares redeemed	(2,660)	(6,621)	(21,034)	(69,065)

Net increase (decrease)	362	(261)	2,915	(393)

Class R1
Proceeds from shares sold	163	228	1,301	2,476
Proceeds from reinvestment of distributions	17	17	134	185
Payments for shares redeemed	(54)	(63)	(426)	(687)

Net increase (decrease)	126	182	1,009	1,974

Class R2
Proceeds from shares sold	218	1,329	1,748	14,758
Proceeds from reinvestment of distributions	64	69	511	732
Payments for shares redeemed	(229)	(232)	(1,833)	(2,283)

Net increase (decrease)	53	1,166	426	13,207

Class R3
Proceeds from shares sold	2,197	5,391	17,554	58,778
Proceeds from reinvestment of distributions	1,252	2,325	10,017	25,459
Payments for shares redeemed	(5,227)	(9,183)	(41,606)	(97,054)

Net increase (decrease)	(1,778)	(1,467)	(14,035)	(12,817)

Class S
Proceeds from shares sold	5,539	10,336	43,979	110,854
Proceeds from reinvestment of distributions	434	974	3,472	10,576
Payments for shares redeemed	(5,035)	(13,865)	(39,528)	(138,776)

Net increase (decrease)	938	(2,555)	7,923	(17,346)

Total increase (decrease)	(1,087)	(50)	$(7,160)	$20,888

Notes to Financial Statements	91

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Balanced Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	9,135	29,194	$68,164	$334,210
Proceeds from reinvestment of distributions	7,342	8,847	54,813	101,061
Payments for shares redeemed	(22,458)	(25,885)	(164,932)	(277,165)

Net increase (decrease)	(5,981)	12,156	(41,955)	158,106

Class C
Proceeds from shares sold	13,148	31,324	97,878	348,929
Proceeds from reinvestment of distributions	8,627	10,075	64,083	115,430
Payments for shares redeemed	(28,818)	(36,890)	(212,348)	(389,324)

Net increase (decrease)	(7,043)	4,509	(50,387)	75,035

Class E
Proceeds from shares sold	5,629	10,958	41,899	123,073
Proceeds from reinvestment of distributions	3,974	4,884	29,745	55,944
Payments for shares redeemed	(8,278)	(15,293)	(61,613)	(163,642)

Net increase (decrease)	1,325	549	10,031	15,375

Class R1
Proceeds from shares sold	938	1,233	7,098	13,936
Proceeds from reinvestment of distributions	208	193	1,563	2,203
Payments for shares redeemed	(619)	(613)	(4,627)	(6,579)

Net increase (decrease)	527	813	4,034	9,560

Class R2
Proceeds from shares sold	1,563	4,219	11,759	50,155
Proceeds from reinvestment of distributions	38	348	2,864	3,963
Payments for shares redeemed	(708)	(1,222)	(5,218)	(13,542)

Net increase (decrease)	893	3,345	9,405	40,576

Class R3
Proceeds from shares sold	6,292	15,328	47,353	172,864
Proceeds from reinvestment of distributions	6,565	7,843	49,149	90,154
Payments for shares redeemed	(14,355)	(25,781)	(105,801)	(283,097)

Net increase (decrease)	(1,498)	(2,610)	(9,299)	(20,079)

Class S
Proceeds from shares sold	14,767	28,888	111,341	321,848
Proceeds from reinvestment of distributions	3,844	4,457	28,923	51,088
Payments for shares redeemed	(19,144)	(32,349)	(142,612)	(359,094)

Net increase (decrease)	(533)	996	(2,348)	13,842

Total increase (decrease)	(12,310)	19,758	$(80,519)	$292,415

92	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Growth Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	8,259	22,544	$56,698	$260,425
Proceeds from reinvestment of distributions	8,368	6,979	56,664	81,722
Payments for shares redeemed	(17,609)	(14,814)	(118,806)	(158,939)

Net increase (decrease)	(982)	14,709	(5,444)	183,208

Class C
Proceeds from shares sold	11,222	20,502	76,735	229,788
Proceeds from reinvestment of distributions	8,434	6,772	56,704	79,676
Payments for shares redeemed	(18,706)	(19,462)	(125,460)	(208,845)

Net increase (decrease)	950	7,812	7,979	100,619

Class E
Proceeds from shares sold	4,229	8,474	28,693	96,005
Proceeds from reinvestment of distributions	4,535	4,023	30,758	47,274
Payments for shares redeemed	(6,419)	(11,684)	(42,893)	(127,162)

Net increase (decrease)	2,345	813	16,558	16,117

Class R1
Proceeds from shares sold	445	1,014	3,013	11,483
Proceeds from reinvestment of distributions	173	110	1,182	1,281
Payments for shares redeemed	(540)	(487)	(3,501)	(5,051)

Net increase (decrease)	78	637	694	7,713

Class R2
Proceeds from shares sold	787	1,870	5,581	23,071
Proceeds from reinvestment of distributions	291	208	1,971	2,434
Payments for shares redeemed	(582)	(546)	(3,875)	(5,821)

Net increase (decrease)	496	1,532	3,677	19,684

Class R3
Proceeds from shares sold	4,293	8,648	29,189	98,785
Proceeds from reinvestment of distributions	6,941	6,008	47,213	70,952
Payments for shares redeemed	(8,606)	(14,298)	(57,653)	(155,328)

Net increase (decrease)	2,628	358	18,749	14,409

Class S
Proceeds from shares sold	10,171	13,018	70,182	145,756
Proceeds from reinvestment of distributions	3,343	2,913	22,802	34,270
Payments for shares redeemed	(10,803)	(17,214)	(73,001)	(194,370)

Net increase (decrease)	2,711	(1,283)	19,983	(14,344)

Total increase (decrease)	8,226	24,578	$62,196	$327,406

Notes to Financial Statements	93

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Equity Growth Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	5,358	8,932	$33,197	$102,913
Proceeds from reinvestment of distributions	3,122	2,511	19,268	29,779
Payments for shares redeemed	(6,807)	(6,891)	(41,634)	(74,019)

Net increase (decrease)	1,673	4,552	10,831	58,673

Class C
Proceeds from shares sold	7,106	11,327	40,836	118,908
Proceeds from reinvestment of distributions	5,335	4,277	30,859	48,428
Payments for shares redeemed	(10,133)	(10,988)	(58,381)	(110,697)

Net increase (decrease)	2,308	4,616	13,314	56,639

Class E
Proceeds from shares sold	3,438	5,149	20,655	56,562
Proceeds from reinvestment of distributions	2,469	2,088	14,919	24,324
Payments for shares redeemed	(4,242)	(6,305)	(25,384)	(67,057)

Net increase (decrease)	1,665	932	10,190	13,829

Class R1
Proceeds from shares sold	191	405	1,157	4,542
Proceeds from reinvestment of distributions	88	70	541	830
Payments for shares redeemed	(118)	(388)	(706)	(4,205)

Net increase (decrease)	161	87	992	1,167

Class R2
Proceeds from shares sold	906	1,525	5,645	17,362
Proceeds from reinvestment of distributions	364	219	2,197	2,533
Payments for shares redeemed	(440)	(368)	(2,530)	(3,798)

Net increase (decrease)	830	1,376	5,312	16,097

Class R3
Proceeds from shares sold	3,256	6,501	19,599	73,226
Proceeds from reinvestment of distributions	4,077	3,529	24,555	41,166
Payments for shares redeemed	(5,569)	(10,139)	(32,685)	(109,062)

Net increase (decrease)	1,764	(109)	11,469	5,330

Class S
Proceeds from shares sold	7,081	15,916	43,727	163,923
Proceeds from reinvestment of distributions	2,807	1,999	17,267	23,491
Payments for shares redeemed	(13,425)	(10,591)	(81,025)	(116,643)

Net increase (decrease)	(3,537)	7,324	(20,031)	70,771

Total increase (decrease)	4,864	18,778	$32,077	$222,506

94	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2010 Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	2	1	$18	$12
Proceeds from reinvestment of distributions	2	8	20	87
Payments for shares redeemed	(4)	(58)	(38)	(611)

Net increase (decrease)	—	(49)	—	(512)

Class E
Proceeds from shares sold	128	359	1,031	3,768
Proceeds from reinvestment of distributions	11	27	91	285
Payments for shares redeemed	(248)	(168)	(2,014)	(1,739)

Net increase (decrease)	(109)	218	(892)	2,314

Class R1
Proceeds from shares sold	211	531	1,714	5,403
Proceeds from reinvestment of distributions	18	32	146	329
Payments for shares redeemed	(177)	(198)	(1,428)	(1,982)

Net increase (decrease)	52	365	432	3,750

Class R2
Proceeds from shares sold	1,140	935	9,142	9,925
Proceeds from reinvestment of distributions	33	32	265	331
Payments for shares redeemed	(195)	(237)	(1,578)	(2,421)

Net increase (decrease)	978	730	7,829	7,835

Class R3
Proceeds from shares sold	1,361	1,530	10,949	15,995
Proceeds from reinvestment of distributions	41	75	333	781
Payments for shares redeemed	(652)	(1,442)	(5,216)	(15,257)

Net increase (decrease)	750	163	6,066	1,519

Class S
Proceeds from shares sold	163	844	1,313	8,912
Proceeds from reinvestment of distributions	19	30	152	302
Payments for shares redeemed	(124)	(233)	(970)	(2,387)

Net increase (decrease)	58	641	495	6,827

Total increase (decrease)	1,729	2,068	$13,930	$21,733

Notes to Financial Statements	95

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2015 Strategy Fund	2009	2008(1)	2009	2008(1)

Class R1
Proceeds from shares sold	46	31	$331	$312
Proceeds from reinvestment of distributions	1	—	5	4
Payments for shares redeemed	(1)	(12)	(3)	(118)

Net increase (decrease)	46	19	333	198

Class R2
Proceeds from shares sold	121	35	888	335
Proceeds from reinvestment of distributions	1	—	9	4
Payments for shares redeemed	(24)	—	(183)	(1)

Net increase (decrease)	98	35	714	338

Class R3
Proceeds from shares sold	477	40	3,410	382
Proceeds from reinvestment of distributions	4	—	27	3
Payments for shares redeemed	(39)	(2)	(274)	(14)

Net increase (decrease)	442	38	3,163	371

Total increase (decrease)	586	92	$4,210	$907

96	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2020 Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	—	31	$2	$347
Proceeds from reinvestment of distributions	2	9	18	104
Payments for shares redeemed	(15)	(33)	(115)	(362)

Net increase (decrease)	(13)	7	(95)	89

Class E
Proceeds from shares sold	319	317	2,429	3,359
Proceeds from reinvestment of distributions	16	48	125	522
Payments for shares redeemed	(105)	(250)	(791)	(2,625)

Net increase (decrease)	230	115	1,763	1,256

Class R1
Proceeds from shares sold	599	1,007	4,605	10,819
Proceeds from reinvestment of distributions	38	105	290	1,143
Payments for shares redeemed	(350)	(548)	(2,611)	(5,545)

Net increase (decrease)	287	564	2,284	6,417

Class R2
Proceeds from shares sold	3,152	2,193	23,514	24,762
Proceeds from reinvestment of distributions	66	102	507	1,109
Payments for shares redeemed	(926)	(398)	(6,634)	(4,151)

Net increase (decrease)	2,292	1,897	17,387	21,720

Class R3
Proceeds from shares sold	3,141	3,405	23,821	36,192
Proceeds from reinvestment of distributions	84	186	646	2,028
Payments for shares redeemed	(1,058)	(2,751)	(7,979)	(30,360)

Net increase (decrease)	2,167	840	16,488	7,860

Class S
Proceeds from shares sold	372	949	2,869	10,303
Proceeds from reinvestment of distributions	28	64	211	687
Payments for shares redeemed	(176)	(238)	(1,320)	(2,519)

Net increase (decrease)	224	775	1,760	8,471

Total increase (decrease)	5,187	4,198	$39,587	$45,813

Notes to Financial Statements	97

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2025 Strategy Fund	2009	2008(1)	2009	2008(1)

Class R1
Proceeds from shares sold	18	149	$116	$1,526
Proceeds from reinvestment of distributions	—	1	3	9
Payments for shares redeemed	—	(118)	(4)	(1,137)

Net increase (decrease)	18	32	115	398

Class R2
Proceeds from shares sold	184	10	1,207	100
Proceeds from reinvestment of distributions	1	—	6	1
Payments for shares redeemed	(32)	—	(209)	—

Net increase (decrease)	153	10	1,004	101

Class R3
Proceeds from shares sold	344	48	2,157	441
Proceeds from reinvestment of distributions	2	—	15	3
Payments for shares redeemed	(23)	(3)	(143)	(25)

Net increase (decrease)	323	45	2,029	419

Total increase (decrease)	494	87	$3,148	$918

98	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2030 Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	1	27	$8	$313
Proceeds from reinvestment of distributions	1	10	5	110
Payments for shares redeemed	(70)	(42)	(460)	(466)

Net increase (decrease)	(68)	(5)	(447)	(43)

Class E
Proceeds from shares sold	323	382	2,140	3,993
Proceeds from reinvestment of distributions	10	51	69	566
Payments for shares redeemed	(144)	(173)	(936)	(1,879)

Net increase (decrease)	189	260	1,273	2,680

Class R1
Proceeds from shares sold	388	882	2,577	9,620
Proceeds from reinvestment of distributions	15	57	102	633
Payments for shares redeemed	(140)	(191)	(887)	(1,958)

Net increase (decrease)	263	748	1,792	8,295

Class R2
Proceeds from shares sold	2,442	2,024	16,215	23,533
Proceeds from reinvestment of distributions	35	97	234	1,079
Payments for shares redeemed	(301)	(369)	(1,948)	(3,911)

Net increase (decrease)	2,176	1,752	14,501	20,701

Class R3
Proceeds from shares sold	2,731	2,866	17,999	31,013
Proceeds from reinvestment of distributions	40	127	266	1,409
Payments for shares redeemed	(953)	(1,638)	(6,330)	(18,491)

Net increase (decrease)	1,818	1,355	11,935	13,931

Class S
Proceeds from shares sold	445	980	2,919	10,498
Proceeds from reinvestment of distributions	15	50	101	552
Payments for shares redeemed	(141)	(221)	(943)	(2,118)

Net increase (decrease)	319	809	2,077	8,932

Total increase (decrease)	4,697	4,919	$31,131	$54,496

Notes to Financial Statements	99

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2035 Strategy Fund	2009	2008(1)	2009	2008(1)

Class R1
Proceeds from shares sold	28	155	$170	$1,567
Proceeds from reinvestment of distributions	—	1	3	8
Payments for shares redeemed	(9)	(94)	(57)	(895)

Net increase (decrease)	19	62	116	680

Class R2
Proceeds from shares sold	103	11	625	104
Proceeds from reinvestment of distributions	—	—	3	1
Payments for shares redeemed	(5)	—	(29)	—

Net increase (decrease)	98	11	599	105

Class R3
Proceeds from shares sold	229	18	1,315	174
Proceeds from reinvestment of distributions	1	—	6	2
Payments for shares redeemed	(25)	—	(146)	—

Net increase (decrease)	205	18	1,175	176

Total increase (decrease)	322	91	$1,890	$961

100	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2040 Strategy Fund	2009	2008	2009	2008

Class A
Proceeds from shares sold	5	17	$32	$198
Proceeds from reinvestment of distributions	1	9	5	104
Payments for shares redeemed	(29)	(76)	(176)	(815)

Net increase (decrease)	(23)	(50)	(139)	(513)

Class E
Proceeds from shares sold	265	213	1,771	2,280
Proceeds from reinvestment of distributions	7	31	45	348
Payments for shares redeemed	(44)	(113)	(290)	(1,160)

Net increase (decrease)	228	131	1,526	1,468

Class R1
Proceeds from shares sold	506	513	3,382	5,365
Proceeds from reinvestment of distributions	8	19	57	210
Payments for shares redeemed	(214)	(107)	(1,406)	(1,050)

Net increase (decrease)	300	425	2,033	4,525

Class R2
Proceeds from shares sold	2,086	1,492	14,035	17,519
Proceeds from reinvestment of distributions	27	67	181	763
Payments for shares redeemed	(187)	(386)	(1,244)	(4,215)

Net increase (decrease)	1,926	1,173	12,972	14,067

Class R3
Proceeds from shares sold	1,806	2,336	11,996	25,517
Proceeds from reinvestment of distributions	30	134	199	1,516
Payments for shares redeemed	(808)	(1,620)	(5,415)	(18,472)

Net increase (decrease)	1,028	850	6,780	8,561

Class S
Proceeds from shares sold	427	826	2,824	8,801
Proceeds from reinvestment of distributions	11	30	75	330
Payments for shares redeemed	(139)	(217)	(928)	(2,269)

Net increase (decrease)	299	639	1,971	6,862

Total increase (decrease)	3,758	3,168	$25,143	$34,970

Notes to Financial Statements	101

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2045 Strategy Fund	2009	2008(1)	2009	2008(1)

Class R1
Proceeds from shares sold	49	131	$298	$1,327
Proceeds from reinvestment of distributions	1	1	5	9
Payments for shares redeemed	(18)	(36)	(112)	(352)

Net increase (decrease)	32	96	191	984

Class R2
Proceeds from shares sold	144	10	872	100
Proceeds from reinvestment of distributions	1	—	5	1
Payments for shares redeemed	(7)	—	(41)	—

Net increase (decrease)	138	10	836	101

Class R3
Proceeds from shares sold	57	11	331	104
Proceeds from reinvestment of distributions	—	—	2	1
Payments for shares redeemed	(6)	—	(33)	—

Net increase (decrease)	51	11	300	105

Total increase (decrease)	221	117	$1,327	$1,190

	Shares		Dollars
2050 Strategy Fund	2009	2008(1)	2009	2008(1)

Class R1
Proceeds from shares sold	5	10	$30	$100
Proceeds from reinvestment of distributions	—	—	1	1
Payments for shares redeemed	—	—	—	—

Net increase (decrease)	5	10	31	101

Class R2
Proceeds from shares sold	940	10	5,887	100
Proceeds from reinvestment of distributions	6	—	37	1
Payments for shares redeemed	(76)	—	(472)	—

Net increase (decrease)	870	10	5,452	101

Class R3
Proceeds from shares sold	213	10	1,346	100
Proceeds from reinvestment of distributions	—	—	2	2
Payments for shares redeemed	(74)	—	(447)	—

Net increase (decrease)	139	10	901	102

Total increase (decrease)	1,014	30	$6,384	$304

102	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
In Retirement Fund	2009	2008(1)	2009	2008(1)

Class R1
Proceeds from shares sold	5	10	$40	$100
Proceeds from reinvestment of distributions	—	—	2	3
Payments for shares redeemed	—	—	(4)	—

Net increase (decrease)	5	10	38	103

Class R2
Proceeds from shares sold	282	10	2,205	100
Proceeds from reinvestment of distributions	4	—	35	2
Payments for shares redeemed	(37)	—	(295)	—

Net increase (decrease)	249	10	1,945	102

Class R3
Proceeds from shares sold	54	11	411	103
Proceeds from reinvestment of distributions	1	—	6	2
Payments for shares redeemed	(2)	—	(9)	—

Net increase (decrease)	53	11	408	105

Total increase (decrease)	307	31	$2,391	$310

(1)	For the period March 31, 2008 (commencement of operations) to October 31, 2008

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2009, the Funds did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30 2009, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

Conservative Strategy Fund	1	21.9
Moderate Strategy Fund	1	18.2
Balanced Strategy Fund	1	12.5
Growth Strategy Fund	1	13.9
Equity Growth Strategy Fund	2	25.3
2010 Strategy Fund	4	53.6
2015 Strategy Fund	2	68.4
2020 Strategy Fund	4	50.2
2025 Strategy Fund	3	77.6
2030 Strategy Fund	4	52.5
2035 Strategy Fund	2	69.9
2040 Strategy Fund	3	40.6
2045 Strategy Fund	3	78.5
2050 Strategy Fund	1	83.6
In Retirement Fund	2	90.4

Notes to Financial Statements	103

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held on April 21, 2009. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 20, 2009, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 21 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review

104	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, quality and scope of services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered the possible impact of changes in RIMCo’s senior management during the course of 2008 and 2009 and a restructuring of the Russell organization, which was announced to the Board in January 2009 and detailed to the Board on April 15, 2009, and included a significant reduction in Russell’s workforce. Prior to the Independent Trustees’ private meeting on April 20 and at the April 21 meeting of the Board of Trustees, senior representatives of Russell and RIMCo discussed this organizational restructuring with the Board and assured the Board that the restructuring would not result in a diminution of the nature, quality or scope of the services provided to the Funds. The Board also discussed with these representatives the impact of developments over the past year in the financial services industry upon the financial resources available to the Russell organization.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year, and continues to manage, a portion — up to 10% — of the assets of each of the Russell U.S. Core Equity Fund, the Russell U.S. Quantitative Equity Fund and the Russell International Developed Markets Fund (each a “Participating Underlying Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund during the past year. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is

Basis for Approval of Investment Advisory Contracts	105

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also explained that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. During 2008, the Board noted that, generally, there was a reduction in the assets of the Funds and Underlying Funds as a result of market declines and related investor redemptions. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fees for each Fund or Underlying Fund appropriately reflect any economies of scale realized by such Fund, based upon any decline in assets during 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of certain Funds and other RIC funds under the Board’s supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees’ inquiries, RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the April 21 Board meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fees charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board also noted RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy

106	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and its performance relative to appropriate benchmarks and indices in addition to its performance relative to its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008.

With respect to the LifePoints Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile for the 1-year period ended December 31, 2008 and that its performance was ranked in the fourth quintile for the 3-year period ended such date. RIMCo noted that the LifePoints Balanced Strategy Fund maintains a target equity allocation of 60%, exposing it to a broad array of globally diversified equity investments. By contrast, the LifePoints Balanced Strategy Fund’s Comparable Funds have target equity allocations ranging from 40% to 60% of their total portfolios. The Fund’s larger target equity allocation may detract from its performance relative to its Comparable Funds in periods of declining equity markets such as 2008, but may enhance its relative performance in periods of rising equity markets. RIMCo noted further that the equity sell-off of 2008 and its impact on the Fund’s performance for the 1-year period contributed significantly to its underperformance for the 3-year period.

With respect to the LifePoints Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile for the 1-year period ended December 31, 2008 and its performance was ranked in the fourth quintile for the 3-year period ended such date. RIMCo noted that the LifePoints Growth Strategy Fund maintains a target equity allocation of 80% for exposure to a broad mix of globally diversified equity investments. By contrast, the LifePoints Growth Strategy Fund’s Comparable Funds have target equity allocations ranging from 60% to 80% of their total portfolios. The LifePoints Growth Strategy Fund’s larger target equity allocation may detract from its performance relative to its Comparable Funds in periods of declining equity markets such as 2008, but may enhance its relative performance in periods of rising equity markets. RIMCo noted further that the equity sell-off of 2008 and its impact on the Fund’s performance for the 1-year period contributed significantly to its underperformance for the 3-year period.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the April 21 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and

RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 21 Board meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Basis for Approval of Investment Advisory Contracts	107

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov. To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

108	Shareholder Requests for Additional Information

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2009

(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2004 • Trustee since 2007	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	109

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	None
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None
Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002 • Chairperson of the Investment Committee since 2006	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

110	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	111

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LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

• President and CEO, RIC and RIF

• Chairman of the Board, President and CEO, RIMCo

• Chairman of the Board, President and CEO, Russell Financial Services, Inc.

• Chairman of the Board, President and CEO, RFSC

• Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

• Until 2004, Managing Director of Individual Investor Services, FRC

• 2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

• Treasurer, Chief Accounting Officer and CFO, RIC and RIF

• Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

• Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

• U.S. General Counsel and Assistant Secretary, FRC

• Director and Assistant Secretary, RIA

• Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

• Secretary and Chief Legal Counsel, RIC and RIF

112	Disclosure of Information about Fund Trustees and Officers

LifePoints® Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of April 30, 2009

Russell U.S. Core Equity Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Mellon Capital Management Corporation, Boston, MA

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Russell Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Adviser, Money Managers and Service Providers	113

LifePoints® Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Strategic Bond Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

114	Adviser, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-227

2009 SEMIANNUAL REPORT

Russell Tax-Managed

Global Equity Fund

APRIL 30, 2009

FUND	SHARE CLASS	FUND NAME PRIOR TO SEPTEMBER 2, 2008

Russell Tax-Managed Global Equity Fund	C, S	Tax-Managed Global Equity

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Semiannual Report

April 30, 2009 (Unaudited)

Russell Investment Company - Russell Tax-Managed Global Equity Fund.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Shareholder Expense Example — April 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to April 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$946.20	$1,019.54
Expenses Paid During Period*	$5.12	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2009	$949.60	$1,024.50
Expenses Paid During Period*	$0.29	$0.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Shareholder Expense Example	3

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Schedule of Investments — April 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 74.9%
Russell Tax-Managed U.S. Large Cap Fund	1,507,054	19,486
Russell Tax-Managed U.S. Mid & Small Cap Fund	665,865	5,960
Russell U.S. Quantitative Equity Fund	191,949	3,885

		29,331

International Equities - 25.1%
Russell Emerging Markets Fund	171,841	1,985
Russell International Developed Markets Fund	346,960	7,869

		9,854

Total Investments - 100.0% (identified cost $42,716)		39,185

Other Assets and Liabilities, Net - (0.0%)		(1)

Net Assets - 100.0%		39,184

See accompanying notes which are an integral part of the financial statements.

4	Schedule of Investments

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Statement of Assets and Liabilities — April 30, 2009 (Unaudited)

Amounts in thousands

Assets
Investments at market (identified cost $42,716)		$39,185
Receivables:
Investments sold		19
Fund shares sold		2
From affiliates		31
Prepaid expenses		19

Total assets		39,256

Liabilities
Payables:
Fund shares redeemed	$26
Accrued fees to affiliates	17
Other accrued expenses	29

Total liabilities		72

Net Assets		$39,184

Net Assets Consist of:
Undistributed (overdistributed) net investment income		$128
Accumulated net realized gain (loss)		(20,333)
Unrealized appreciation (depreciation) on investments		(3,531)
Shares of beneficial interest		56
Additional paid-in capital		62,864

Net Assets		$39,184

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class C*		$6.87
Class C — Net assets		$14,863,091
Class C — Shares outstanding ($.01 par value)		2,164,865
Net asset value per share: Class S*		$7.10
Class S — Net assets		$24,320,518
Class S — Shares outstanding ($.01 par value)		3,426,390

*	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2009 (Unaudited)

Amounts in thousands

Investment Income
Income distributions from Underlying Funds		$499

Expenses
Advisory fees	$41
Administrative fees	10
Custodian fees	10
Distribution fees - Class C	62
Transfer agent fees - Class C	15
Transfer agent fees - Class S	22
Professional fees	19
Registration fees	26
Shareholder servicing fees - Class C	21
Trustees’ fees	1
Printing fees	4
Miscellaneous	1

Expenses before reductions	232
Expense reductions	(136)

Net expenses		96

Net investment income (loss)		403

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(5,881)
Capital gain distributions from Underlying Funds	115	(5,766)

Net change in unrealized appreciation (depreciation) on investments		2,244

Net realized and unrealized gain (loss)		(3,522)

Net Increase (Decrease) in Net Assets from Operations		$(3,119)

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2009 (Unaudited)	Fiscal Year Ended October 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$403	$2,333
Net realized gain (loss)	(5,766)	204
Net change in unrealized appreciation (depreciation)	2,244	(43,789)

Net increase (decrease) in net assets from operations	(3,119)	(41,252)

Distributions
From net investment income
Class C	(27)	(779)
Class S	(359)	(1,443)

Net decrease in net assets from distributions	(386)	(2,222)

Share Transactions
Net increase (decrease) in net assets from share transactions	(8,786)	(3,884)

Total Net Increase (Decrease) in Net Assets	(12,291)	(47,358)

Net Assets
Beginning of period	51,475	98,833

End of period	$39,184	$51,475

Underdistributed (overdistributed) net investment income included in net assets	$128	$111

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Financial Highlights — Class C

For a Share Outstanding Throughout Each Period.

	For the Periods Ended October 31,
	2009*	2008	2007	2006	2005		2004

Net Asset Value, Beginning of Period	$7.27	$12.88	$10.87	$9.39	$8.44		$7.61

Income From Operations
Net investment income (loss) (a)(b)	.05	.22	.07	(.03)	—	(g)	(.02)
Net realized and unrealized gain (loss)	(.44)	(5.56)	2.05	1.51	.95		.86

Total from investment operations	(.39)	(5.34)	2.12	1.48	.95		.84

Distributions
From net investment income	(.01)	(.27)	(.11)	—	—		(.01)

Net Asset Value, End of Period	$6.87	$7.27	$12.88	$10.87	$9.39		$8.44

Total Return (%) (c)	(5.38)	(42.23)	19.68	15.76	11.26		10.99

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$14,863	$19,477	$27,993	$19,439	$14,801		$12,766

Ratios to average net assets (%):
Operating expenses, net (d)(e)(f)	1.06	1.01	1.00	1.00	1.00		1.00
Operating expenses, gross (d)	1.72	1.55	1.54	1.58	1.55		1.58
Net investment income (loss) (d)(f)	.84	2.12	.57	(.27)	(.03)		(.19)

Portfolio turnover rate (%)(c)	29	25	12	9	12		21

*	For the period ended April 30, 2009 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) as the adviser and/or Russell Fund Services Company (“RFSC”) as the transfer agent.
(g)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights - Class C

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Financial Highlights — Class S

For a Share Outstanding Throughout Each Period.

	For the Periods Ended October 31,
	2009*	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$7.58	$13.29	$11.20	$9.65	$8.67	$7.80

Income From Operations
Net investment income (loss) (a)(b)	.07	.35	.20	.08	.09	.07
Net realized and unrealized gain (loss)	(.46)	(5.77)	2.10	1.55	.97	.87

Total from investment operations	(.39)	(5.42)	2.30	1.63	1.06	.94

Distributions
From net investment income	(.09)	(.29)	(.21)	(.08)	(.08)	(.07)

Net Asset Value, End of Period	$7.10	$7.58	$13.29	$11.20	$9.65	$8.67

Total Return (%) (c)	(5.04)	(41.59)	20.86	16.95	12.31	12.14

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$24,321	$31,998	$70,840	$55,019	$42,596	$34,708

Ratios to average net assets (%):
Operating expenses, net (d)(e)(f)	.06	.01	—	—	—	—
Operating expenses, gross (d)	.73	.54	.54	.58	.55	.58
Net investment income (loss) (d)(f)	1.07	3.14	1.63	.79	.95	.87

Portfolio Turnover Rate (%) (c)	29	25	12	9	12	21

*	For the period ended April 30, 2009 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo as the adviser and/or RFSC as the transfer agent.
(g)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class S	9

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Financial Statements — April 30, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

Effective September 2, 2008, the Tax-Managed Global Equity Fund changed its name to the Russell Tax-Managed Global Equity Fund.

The Fund seeks to achieve its objective by investing in Class S Shares and Class Y Shares of the Investment Company’s Funds (the “Underlying Funds”) as set forth in table below. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation as of March 1, 2009

Domestic Equities
Russell Tax-Managed U.S. Large Cap Fund, Class S	50%
Russell Tax-Managed U.S. Mid & Small Cap Fund, Class S	15
Russell U.S. Quantitative Equity Fund, Class Y	10
International Equities
Russell Emerging Markets Fund, Class Y	5
Russell International Developed Markets Fund, Class Y	20

100%

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Fund. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and Rights/Warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

10	Notes to Financial Statements

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

Notes to Financial Statements	11

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Fund’s investments for the period ended April 30, 2009 were as follows:

Investments in Securities

Level 1	$39,184,499
Level 2	—
Level 3	—

$39,184,499

As of April 30, 2009, there were no Level 3 securities held by the Fund.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

In accordance with provisions set forth in the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), adopted by the Fund on November 1, 2007, management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. At April 30, 2009, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files a U.S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

12	Notes to Financial Statements

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

Class Allocation

The Fund presented herein offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2009, the Fund had purchases and sales of the Underlying Funds (excluding short-term investments) of $12,574,596 and $21,215,076, respectively.

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Fund and are payable monthly and total $41,066 and $10,266 respectively, for the period ended April 30, 2009.

RFSC serves as the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RFSC retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Fund for the period ended April 30, 2009 were $36,710.

Effective October 1, 2008 transfer agent fees were charged at the class level. Prior to this date transfer agent fees were charged at the fund level.

Waivers

RFSC, as transfer agent, has contractually agreed to waive, at least through February 28, 2010, 0.07% of its transfer agency fees. For the period ended April 30, 2009, the amount waived by RFSC as transfer agent amounted to $14,276.

After giving effect to the transfer agency waiver above RIMCo has contractually agreed, at least until February 28, 2010, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-Level expenses to the extent that direct Fund-Level expenses exceed 0.09% of the average daily net assets of the Fund on an annual basis. Direct Fund-Level expenses do not include transfer agency fees, 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. For the period ended April 30, 2009, the amount waived was $121,508.

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”). The Distributor serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund’s Class C shares on an annual basis.

Notes to Financial Statements	13

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of the Fund’s Class C shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C shares of the fund may not exceed 6.25% of total gross sales, subject to certain exclusions. These limitations are imposed on each class of shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2009 were as follows:

Administration fees	$1,558
Distribution fees	8,824
Shareholder servicing fees	2,941
Transfer agent fees	3,440
Trustee fees	35

$16,798

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended April 30, 2009 with Underlying Funds which are or were an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Russell Tax-Managed U.S. Large Cap Fund	$19,486,144	$6,266,193	$12,825,173	$(2,341,559)	$387,084	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund	5,959,493	1,724,181	3,622,428	(624,601)	71,101	—
Russell U.S. Quantitative Equity Fund	3,885,038	1,213,996	2,717,796	(694,685)	40,945	—
Russell Emerging Markets Fund	1,984,761	754,435	1,925,550	(552,505)	—	114,635
Russell International Developed Markets Fund	7,869,063	2,615,790	6,044,521	(1,667,314)	—	—

	$39,184,499	$12,574,595	$27,135,468	$(5,880,664)	$499,130	$114,635

5.	Federal Income Taxes

The Fund may have a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2008, available capital carryforwards of $2,165,416 and 2,224,666 expire on October 31, 2011 and October 31, 2016, respectively.

14	Notes to Financial Statements

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2009 (Unaudited)

At April 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Tax-Managed Global Equity Fund

Cost of Investments	$53,200,114

Unrealized Appreciation	5,010,888
Unrealized Depreciation	(19,026,435)

Net Unrealized Appreciation (Depreciation)	$(14,015,547)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2009 and October 31, 2008 were as follows:

	Shares		Dollars
	2009	2008	2009	2008

Class C
Proceeds from shares sold	1,349	1,237	8,779	14,247
Proceeds from reinvestment of distributions	4	65	26	758
Payments for shares redeemed	(1,866)	(798)	(12,231)	(8,359)

Net increase (decrease)	(513)	504	(3,426)	6,646

Class S
Proceeds from shares sold	1,818	1,587	12,179	17,820
Proceeds from reinvestment of distributions	35	98	238	1,176
Payments for shares redeemed	(2,648)	(2,793)	(17,777)	(29,526)

Net increase (decrease)	(795)	(1,108)	(5,360)	(10,530)

Total increase (decrease)	(1,308)	604	(8,786)	(3,884)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2009, the Fund did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30, 2009, the Fund had three shareholders of record with greater than 10% of the total outstanding shares of the Fund in the amount of 46.9%.

Notes to Financial Statements	15

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Fund invests (the “Underlying Funds”) at a meeting held on April 21, 2009. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s and Underlying Funds’ shares, management of the Fund and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Fund and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Fund and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 20, 2009, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Fund’s management were present. At the April 21 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Fund and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Fund and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of the Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of the Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal,

16	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds’ investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Fund and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Fund or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of the Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of the Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to the Fund and each Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided, and expected to be provided, to the Fund or Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, quality and scope of services provided and which are expected to be provided to the Fund, including Fund portfolio management services, the Board considered the possible impact of changes in RIMCo’s senior management during the course of 2008 and 2009 and a restructuring of the Russell organization, which was announced to the Board in January 2009 and detailed to the Board on April 15, 2009, and included a significant reduction in Russell’s workforce. Prior to the Independent Trustees’ private meeting on April 20 and at the April 21 meeting of the Board of Trustees, senior representatives of Russell and RIMCo discussed this organizational restructuring with the Board and assured the Board that the restructuring would not result in a diminution of the nature, quality or scope of the services provided to the Fund. The Board also discussed with these representatives the impact of developments over the past year in the financial services industry upon the financial resources available to the Russell organization.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year, and continues to manage, a portion—up to 10%—of the assets of each of the Russell U.S. Quantitative Equity Fund and the Russell International Developed Markets Fund (each a “Participating Underlying Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund during the past year.

Basis for Approval of Investment Advisory Contracts	17

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Fund’s and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Trustees noted that the Third-Party Information showed that the Fund’s Advisory Fee on a contractual basis was ranked in the fourth quintile for the 1-year period ended December 31, 2008 but on an actual basis (i.e., giving effect to any waivers implemented by RIMCo with respect to the Fund and by the advisers for the Comparable Funds) was ranked in the first quintile for such period.

In discussing the Underlying Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also explained that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their money managers.

The Board considered for the Fund and each Underlying Fund whether economies of scale have been realized and whether the fees for the Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. During 2008, the Board noted that, generally, there was a reduction in the assets of the Fund and Underlying Funds as a result of market declines and related investor redemptions. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for the Fund or Underlying Funds appropriately reflects any economies of scale realized by such Fund, based upon any decline in assets during 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to RIC funds under the Board’s supervision, including the Underlying Funds, are lower and may in some cases be substantially lower than the rates paid by RIC funds supervised by the Board. RIMCo noted that it has no institutional clients with investment objectives similar to the Fund. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the other RIC funds under its supervision, including the Underlying Funds. In response to the Trustees’ inquiries, RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Fund. RIMCo also noted that since RIC funds, including the Underlying Funds, must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that RIC funds, including the Underlying Funds, are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the April 21 Board meeting by RIMCo, the Board, in respect of the Fund and Underlying Funds, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds, (1) the Advisory Fees charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, to the Fund or Underlying Funds; (2) the relative expense ratio of the Fund and each Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

18	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In evaluating the performance of the Fund and Underlying Funds generally relative to their Comparable Funds, the Board also noted RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Fund, in a declining market, such as 2008, but may enhance relative performance in a rising market.

The Board further concluded that, under the circumstances, the performance of the Fund did not support a determination against continuation of the RIMCo Agreement in respect of that Fund. The Board, in assessing the performance of the Fund and Underlying Funds, focused upon the performance for the 1-, 3- and 5- year periods as most relevant. In evaluating performance, the Board considered the Fund’s and each Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008.

The Third-Party Information showed that the Fund’s performance relative to its Comparable Funds was ranked in the third quintile for the 1-year period ended December 31, 2008 but in the fourth quintile for the 3-year and 5-year periods ended such date. In discussing the Fund’s performance relative to its Comparable Funds for the 3- and 5-year periods, RIMCo noted that the Fund fully invests its assets in equity securities while many of the Fund’s Comparable Funds make non-equity investments. Because the Fund and Underlying Funds invest only in equities, the Fund may be expected to underperform Comparable Funds during periods of declining equity markets such as 2008. In addition, the Fund is managed to provide long-term capital growth on an after-tax basis and that tax-managed strategies may limit returns relative to funds managed to maximize total returns regardless of tax consequences. According to RIMCo, the Fund’s Comparable Funds included funds which are managed without the constraints imposed by a tax-efficient strategy and performance discrepancies between the Fund and the Comparable Funds therefore may result. As an indication of the success of the Fund’s tax-efficient strategy, RIMCo noted the Fund paid out no capital gains in the period 2006 to 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the RIMCo Agreement.

At the April 21 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Fund’s Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by the Fund and each Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 21 Board meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of such Underlying Fund would be in the best interests of the shareholders of such Underlying Fund.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and Underlying Funds.

Basis for Approval of Investment Advisory Contracts	19

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — April 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at

(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

20	Shareholder Requests for Additional Information

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Disclosure of Information about Fund Trustees and Officers — April 30, 2009 (Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2004 • Trustee since 2007	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	21

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2004	• Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002 • Chairperson of the Investment Committee since 2006	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

22	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	23

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2009 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

•  U.S. General Counsel and Assistant Secretary, FRC

•  Director and Assistant Secretary, RIA

•  Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•  Secretary and Chief Legal Counsel, RIC and RIF

24	Disclosure of Information about Fund Trustees and Officers

Russell Tax-Managed Global Equity Fund

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of April 30, 2009

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

Palisades Investment Partners, LLC, Santa Monica, CA

Sands Capital Management, Inc., Arlington, VA

Turner Investment Partners, Inc., Berwyn, PA

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Russell Tax-Managed U.S. Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management, Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Transamerica Investment Management, LLC, Los Angeles, CA

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Mellon Capital Management Corporation, Boston, MA

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	25

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-228

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Item 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
President, Principal Executive Officer and Chief Executive Officer

Date: June 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
President, Principal Executive Officer and Chief Executive Officer

Date: June 30, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 30, 2009